UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020 Vanguard Municipal Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Municipal Money Market Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return	$1,000.00	$1,006.00	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.12	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Municipal Money Market Fund

Fund Allocation1

As of April 30, 2020

Texas	18.3%
Multiple States	10.7
New York	7.2
Florida	4.9
Michigan	4.2
New Jersey	4.2
Illinois	3.9
Ohio	3.9
Wisconsin	3.6
Massachusetts	3.1
Tennessee	3.1
Colorado	2.8
South Carolina	2.7
Georgia	2.5
Missouri	2.0
Washington	1.9
Pennsylvania	1.7
North Carolina	1.6
Nevada	1.5
District of Columbia	1.5
California	1.5
Maryland	1.3
Indiana	1.3
West Virginia	1.0
Virginia	1.0
Other	8.6
1 Percentage of investments.

3

Municipal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (94.9%)
Alabama (0.2%)
[1]	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue TOB VRDO	0.250%	5/7/20		10,000	10,000
	Alabama Public School & College Authority Revenue	5.000%	1/1/21		16,045	16,470
[1]	Homewood AL Educational Building Authority Revenue (Samford University Project) TOB VRDO	0.270%	5/7/20	LOC	5,225	5,225
[1]	UAB Medicine Finance Authority AL Revenue TOB VRDO	0.270%	5/7/20		12,485	12,485
						44,180
Alaska (0.3%)
[1]	Alaska Housing Finance Corp. Home Mortgage Revenue TOB VRDO	0.320%	5/7/20		5,000	5,000
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.200%	5/7/20		35,000	35,000
	Alaska Housing Finance Corp. VRDO	0.230%	5/7/20		9,435	9,435
	Anchorage AK GO	5.000%	9/1/20		5,100	5,163
						54,598
Arizona (0.2%)
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.200%	5/7/20	LOC	5,087	5,087
[1]	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	0.310%	5/7/20		5,730	5,730
[1]	Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.270%	5/7/20	LOC	9,415	9,415
[1]	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.190%	5/1/20		4,000	4,000
[1]	Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/7/20		5,650	5,650
[1]	Tempe AZ Union High School District No. 213 GO TOB VRDO	0.320%	5/7/20		6,840	6,840
[1]	University of Arizona Revenue TOB VRDO	0.260%	5/7/20		6,715	6,715
						43,437

4

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
California (1.4%)
[1]	Bay Area CA Toll Authority Toll Bridge Revenue TOB VRDO	0.250%	5/7/20		3,000	3,000
[1]	BlackRock MuniYield California Fund Inc. VRDP VRDO	0.310%	5/7/20		58,300	58,300
	California GO	5.000%	4/1/21		50,530	52,133
	Los Angeles CA TRANS	5.000%	6/25/20		82,830	83,354
[1]	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.310%	5/7/20	LOC	20,000	20,000
[1]	Regents of the University of California Revenue TOB VRDO	0.320%	5/7/20		7,600	7,600
	University of California Regents CP	0.600%	8/26/20		19,064	19,064
[1]	West Valley-Mission CA Community College District GO TOB VRDO	0.320%	5/7/20		8,300	8,300
						251,751
Colorado (2.6%)
[1]	Adams CO 12 Five Star Schools GO TOB VRDO	0.260%	5/7/20	LOC	12,500	12,500
[1]	Adams County CO COP TOB VRDO	0.280%	5/7/20		6,825	6,825
[1]	Adams County CO School District GO TOB VRDO	0.260%	5/7/20	LOC	5,785	5,785
[1]	Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.280%	5/7/20	(Prere.)	9,750	9,750
[1]	Boulder Larimer & Weld Counties CO St. Vrain Valley School District GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
	Colorado Education Loan Program Revenue	5.000%	6/29/20		60,000	60,410
[1]	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.260%	5/7/20		12,690	12,690
[1]	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.260%	5/7/20		6,775	6,775
[1]	Colorado Health Facilities Authority Revenue (Children’s Hospital) TOB VRDO	0.220%	5/1/20	LOC	17,570	17,570
[1]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.270%	5/7/20		7,175	7,175
[1]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.320%	5/7/20		13,635	13,635
[1]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.320%	5/7/20		6,750	6,750
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	0.280%	5/7/20		35,540	35,540
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.250%	5/7/20		2,985	2,985

5

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.250%	5/7/20		2,545	2,545
[1]	Colorado Housing & Finance Authority Single Family Mortgage Revenue TOB VRDO	0.320%	5/7/20		7,095	7,095
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/20		16,790	16,790
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/20		12,335	12,335
[1]	Colorado Springs CO Utility System Revenue TOB VRDO	0.270%	5/7/20		9,810	9,810
[1]	Denver CO Airport System Revenue TOB VRDO	0.330%	5/7/20	LOC	4,380	4,380
[1]	Denver CO Airport System Revenue TOB VRDO	0.330%	5/7/20	LOC	1,840	1,840
[1,2]	Denver CO City & County Airport Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	6/1/20	LOC	5,000	5,000
[1]	Denver CO City & County Airport System Revenue TOB VRDO	0.330%	5/7/20	LOC	7,945	7,945
[1]	Denver CO City & County Airport System Revenue TOB VRDO	0.330%	5/7/20	LOC	5,815	5,815
[1,2]	Denver CO City & County Board of Water Commissioners Water Revenue TOB VRDO	0.190%	5/1/20		7,660	7,660
[1]	Denver CO City & County CP TOB VRDO	0.340%	5/7/20		4,930	4,930
[1]	Denver CO City & County Dedicated Tax Revenue TOB VRDO	0.190%	5/1/20		5,000	5,000
[1]	Denver CO Wastewater Management Division Department of Public Works Revenue TOB VRDO	0.190%	5/1/20		36,470	36,470
[1]	University of Colorado Hospital Authority Revenue TOB VRDO	0.250%	5/7/20		80,705	80,705
	University of Colorado Hospital Authority Revenue VRDO	0.220%	5/7/20		45,915	45,915
	University of Colorado Hospital Authority Revenue VRDO	0.220%	5/7/20		19,650	19,650
						477,275
Connecticut (0.8%)
[1]	Connecticut GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Connecticut GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	0.260%	5/7/20		8,000	8,000
[1]	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program TOB VRDO	0.260%	5/7/20		5,750	5,750
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.200%	5/7/20		5,000	5,000
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.230%	5/7/20		50,000	50,000

6

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.230%	5/7/20		50,000	50,000
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.250%	5/7/20		6,875	6,875
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.250%	5/7/20		10,900	10,900
[1,2]	Connecticut Special Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	0.400%	10/1/20	LOC	8,000	8,000
						154,525
Delaware (0.1%)
	Delaware GO	5.000%	2/1/21		10,000	10,259
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20		5,000	5,031
	New Castle County DE Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.350%	5/7/20		4,500	4,500
						19,790
District of Columbia (1.4%)
[1,2]	District of Columbia GO TOB VRDO	0.190%	5/1/20		8,360	8,360
[1,2]	District of Columbia GO TOB VRDO	0.270%	5/7/20		4,000	4,000
[1]	District of Columbia GO TOB VRDO	0.260%	5/7/20	LOC	40,700	40,700
[1]	District of Columbia GO TOB VRDO	0.260%	5/7/20	LOC	7,500	7,500
	District of Columbia Housing Finance Agency Multifamily Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	0.260%	5/7/20	LOC	40,715	40,715
[1]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.330%	5/7/20		6,845	6,845
	District of Columbia Revenue (Georgetown University) VRDO	0.190%	5/7/20	LOC	1,220	1,220
	District of Columbia Revenue (The Pew Charitable Trust) VRDO	0.230%	5/7/20	LOC	7,250	7,250
[1]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.190%	5/1/20		9,710	9,710
[1]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.190%	5/1/20		3,750	3,750
[1]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.250%	5/7/20		6,190	6,190
[1]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.260%	5/7/20		9,740	9,740
[1]	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.260%	5/7/20	(Prere.)	29,310	29,310
	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.230%	5/7/20		10,000	10,000

7

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.300%	5/7/20	LOC	13,340	13,340
[1]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects) TOB VRDO	0.270%	5/7/20	LOC	45,950	45,950
[1]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects) TOB VRDO	0.300%	5/7/20	LOC	18,545	18,545
						263,125
Florida (4.7%)
[1]	Broward County FL Airport System Revenue TOB VRDO	0.260%	5/7/20	LOC	31,335	31,335
[1]	Broward County FL Airport System Revenue TOB VRDO	0.270%	5/7/20	LOC	2,815	2,815
[1,2]	Broward County FL Port Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	9/1/20	LOC	5,000	5,000
[1]	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group) TOB VRDO	0.300%	5/7/20	(4) LOC	13,930	13,930
[1]	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group) TOB VRDO	0.300%	5/7/20	LOC	3,205	3,205
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.190%	5/1/20		600	600
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB PUT	0.250%	5/7/20		4,510	4,510
[1,2]	Florida Department of Transportation GO TOB VRDO	0.250%	5/7/20		21,810	21,810
[1]	Florida Department of Transportation GO TOB VRDO	0.270%	5/7/20		4,075	4,075
[2]	Florida Development Finance Corporation Surface Transportation Facility Revenue (Virgin Trains USA Passenger Rail Project) PUT	0.620%	6/18/20		150,000	149,912
[1]	Florida Housing Finance Corp. TOB VRDO	0.320%	5/7/20		7,125	7,125
[1]	Florida Housing Finance Corp. TOB VRDO	0.320%	5/7/20		6,655	6,655
[1]	Florida Housing Finance Corp. TOB VRDO	0.320%	5/7/20		4,940	4,940
[1,2]	Florida Turnpike Authority Revenue TOB VRDO	0.190%	5/1/20		29,830	29,830
[1]	Fort Lauderdale FL Parks & Recreation Project GO TOB VRDO	0.260%	5/7/20		8,600	8,600
[2]	Gainesville FL Utilities System Revenue VRDO	0.130%	5/1/20	LOC	26,335	26,335
[1,2]	Gainesville FL Utilities System Revenue TOB VRDO	0.210%	5/1/20		31,475	31,475
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	10/1/20	LOC	5,000	5,000

8

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.320%	5/7/20		12,000	12,000
	Halifax Hospital Medical Center Florida Hospital Revenue VRDO	0.260%	5/7/20	LOC	1,900	1,900
[1]	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	0.250%	5/7/20		4,000	4,000
[1]	Hillsborough County FL Aviation Authority (Tampa International Airport) TOB VRDO	0.280%	5/7/20		10,000	10,000
[2]	Hillsborough County Industrial Development Authority	0.200%	5/1/20	LOC	12,000	12,000
[1,2]	Hillsborough FL Solid Waste & Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	9/1/20	LOC	5,000	5,000
[1]	Lee Memorial Health System Florida Hospital Revenue TOB VRDO	0.300%	5/7/20	LOC	5,250	5,250
[1]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.270%	5/7/20		10,000	10,000
[1]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.280%	5/7/20		3,750	3,750
[1]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.340%	5/7/20		6,665	6,665
[1]	Miami Beach FL Water & Sewer Revenue TOB VRDO	0.260%	5/7/20		3,640	3,640
	Miami Dade County FL Seaport A1 CP	0.500%	5/21/20	LOC	20,750	20,750
[1]	Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.270%	5/7/20		7,600	7,600
[1]	Miami-Dade County FL Building Better Communities GO TOB VRDO	0.260%	5/7/20	LOC	36,530	36,530
[1]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.270%	5/7/20	LOC	4,000	4,000
	Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.230%	5/7/20	LOC	10,015	10,015
[1]	Miami-Dade County FL Public Health Trust GO TOB VRDO	0.290%	5/7/20	LOC	7,000	7,000
	Miami-Dade County FL Seaport Revenue VRDO	0.250%	5/7/20	LOC	40,320	40,320
[1]	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.270%	5/7/20		6,810	6,810
[1]	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.310%	5/7/20		4,000	4,000
[1]	Miami-Dade FL Transit Sales Surtax Revenue TOB VRDO	0.250%	5/7/20		8,250	8,250
[1]	Orange County FL Sales Tax Revenue TOB VRDO	0.260%	5/7/20		10,230	10,230
[1]	Orange County FL School Board COP TOB VRDO	0.220%	5/1/20	LOC	11,305	11,305
[1]	Orange County FL Tourist Development Revenue TOB VRDO	0.270%	5/7/20		16,665	16,665

9

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Orlando & Orange County FL Expressway Authority Revenue TOB VRDO	0.260%	5/7/20	LOC	117,390	117,390
	Orlando FL Utility Commission Utility System Revenue VRDO	0.170%	5/7/20		8,220	8,220
	Orlando FL Utility Commission Utility System Revenue VRDO	0.170%	5/7/20		27,040	27,040
	Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.350%	5/7/20	LOC	4,300	4,300
[1]	Reedy Creek FL Improvement District GO TOB VRDO	0.260%	5/7/20	LOC	7,600	7,600
[1]	Tampa Bay FL Water Utility System Revenue TOB VRDO	0.260%	5/7/20		8,960	8,960
[2]	Tampa FL Health System Revenue (BayCare Health System), SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/26/20		13,500	13,500
[1]	Tampa FL Health System Revenue TOB VRDO	0.190%	5/1/20		4,800	4,800
[1,2]	Tampa-Hillsborough County FL Expressway AuthorityRevenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	7/1/20	LOC	5,500	5,500
[1]	Volusia County FL Hospital Revenue (Halifax Hospital Medical Center) TOB VRDO	0.220%	5/1/20	LOC	36,800	36,800
						848,942
Georgia (2.4%)
[1]	Atlanta GA Airport Passenger Facility Charge Revenue TOB VRDO	0.330%	5/7/20		1,000	1,000
[1]	Atlanta GA GO TOB VRDO	0.260%	5/7/20	LOC	10,000	10,000
[1]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.320%	5/7/20		63,520	63,520
[1]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.320%	5/7/20		6,670	6,670
[1]	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) TOB VRDO	0.300%	5/7/20		2,460	2,460
	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) VRDO	0.200%	5/7/20		30,000	30,000
[1]	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	0.290%	5/7/20	LOC	12,335	12,335
[1]	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp. Vogtle Project) TOB VRDO	0.290%	5/7/20	LOC	32,000	32,000
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.250%	5/7/20	LOC	25,000	25,000
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.250%	5/7/20	LOC	7,100	7,100
	Cobb County GA School District GO	2.000%	12/16/20		29,800	29,923

10

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Dalton Whitfield County GA Development Authority Revenue (Hamilton Health Care System) TOB VRDO	0.330%	5/7/20		18,805	18,805
[1]	Dalton Whitfield County GA Joint Development Authority Revenue (Hamilton Health Care System) TOB VRDO	0.270%	5/7/20		8,000	8,000
[1]	Dalton Whitfield County GA Joint Development Authority Revenue (Hamilton Health Care System) TOB VRDO	0.270%	5/7/20		2,325	2,325
[1]	DeKalb County GA Water & Sewer Revenue TOB VRDO	0.320%	5/7/20		11,990	11,990
[1]	DeKalb GA Water & Sewerage Revenue TOB VRDO	0.260%	5/7/20	(4)	4,800	4,800
	Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.290%	5/7/20	LOC	50,600	50,600
[1]	Georgia Housing & Finance Authority Revenue TOB VRDO	0.270%	5/7/20		3,050	3,050
[1]	Georgia Housing & Finance Authority Revenue TOB VRDO	0.320%	5/7/20		5,220	5,220
[1,2]	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue TOB VRDO	0.190%	5/1/20		35,990	35,990
	Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.230%	5/7/20	LOC	34,940	34,940
	Private Colleges & Universities Authority GA CP	1.150%	5/14/20		26,100	26,100
	Private Colleges & Universities Authority GA CP	0.850%	5/27/20		6,600	6,600
						428,428
Hawaii (0.4%)
[1]	Hawaii Airports System Revenue TOB VRDO	0.340%	5/7/20		10,080	10,080
[2]	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/26/20		18,655	18,655
[2]	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/26/20		35,770	35,770
[1]	Honolulu HI City & County GO TOB VRDO	0.260%	5/7/20	LOC	7,350	7,350
						71,855

11

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Idaho (0.1%)
[1]	Idaho Building Authority Revenue (State Office Campus Project) TOB VRDO	0.340%	5/7/20		4,310	4,310
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) VRDO	0.150%	5/1/20	LOC	10,045	10,045
						14,355
Illinois (3.7%)
	Channahon IL Revenue (Morris Hospital) VRDO	0.250%	5/7/20	LOC	6,055	6,055
[1]	Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.300%	5/7/20		12,000	12,000
	Chicago IL Midway Airport Revenue VRDO	0.260%	5/7/20	LOC	31,430	31,430
[1]	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/7/20	LOC	25,130	25,130
[1]	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.300%	5/7/20	(15)LOC	13,780	13,780
[1]	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.330%	5/7/20	LOC	4,170	4,170
	Du Page County IL Revenue (Morton Arboretum) VRDO	0.230%	5/7/20	LOC	27,100	27,100
	Illinois Development Finance Authority Revenue VRDO	0.230%	5/7/20		24,150	24,150
	Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.400%	5/1/20	LOC	45,211	45,211
[1]	Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.320%	5/7/20		5,850	5,850
[2]	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/26/20		6,500	6,500
[1]	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.260%	5/7/20		2,250	2,250
[1]	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.260%	5/7/20		11,760	11,760
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.250%	5/7/20		46,015	46,015
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.260%	5/7/20		17,695	17,695
[1]	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago) TOB VRDO	0.260%	5/7/20		10,000	10,000
[1]	Illinois Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.260%	5/7/20		3,000	3,000
	Illinois Finance Authority Revenue (Bradley University) VRDO	0.230%	5/7/20	LOC	10,000	10,000
	Illinois Finance Authority Revenue (Chicago Historical Society) VRDO	0.250%	5/7/20	LOC	20,000	20,000
	Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.260%	5/7/20	LOC	7,410	7,410

12

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (Illinois Wesleyan University) VRDO	0.230%	5/7/20	LOC	10,000	10,000
	Illinois Finance Authority Revenue (NorthShore University Health System) TOB VRDO	0.260%	5/7/20		12,185	12,185
[1]	Illinois Finance Authority Revenue (NorthShore University Health System) TOB VRDO	0.260%	5/7/20		9,375	9,375
[1]	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.250%	5/7/20		9,000	9,000
[1]	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.260%	5/7/20		58,415	58,415
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.250%	5/7/20		13,905	13,905
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.250%	5/7/20		6,000	6,000
[1]	Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.250%	5/7/20	(Prere.)	1,470	1,470
[1]	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.270%	5/7/20	(Prere.)	30,825	30,825
[1]	Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.320%	5/7/20		6,665	6,665
	Illinois Finance Authority Revenue (University of Chicago) VRDO	0.240%	5/7/20		8,205	8,205
[1]	Illinois Finance Authority Revenue TOB VRDO	0.250%	5/7/20		7,805	7,805
	Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.240%	5/7/20		13,830	13,830
	Illinois Housing Development Authority Revenue (Lakeshore Plaza) VRDO	0.260%	5/7/20		20,385	20,385
	Illinois Housing Development Authority Revenue (Larkin Village) VRDO	0.280%	5/7/20		10,210	10,210
[1]	Illinois Toll Highway Authority Revenue TOB VRDO	0.270%	5/7/20		5,335	5,335
[1]	Illinois Toll Highway Authority Revenue TOB VRDO	0.430%	5/7/20		3,100	3,100
[1]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.260%	5/7/20		34,385	34,385
	Lake County IL Solid Waste Disposal Facilities Revenue (Countryside Landfill Inc.) VRDO	0.360%	5/7/20	LOC	5,670	5,670
[1]	Northwestern Memorial Healthcare Obligated Group TOB VRDO	0.260%	5/7/20		13,000	13,000
[1]	Nuveen Municipal Credit Opportunities Fund VRDO	0.430%	5/7/20	LOC	33,000	33,000
[1]	Will County IL GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Will IL GO TOB VRDO	0.190%	5/1/20		20,280	20,280
[1]	Will IL GO TOB VRDO	0.260%	5/7/20		10,180	10,180
						677,731

13

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Indiana (1.2%)
[1]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group) TOB VRDO	0.270%	5/7/20		2,500	2,500
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.240%	5/7/20	LOC	5,790	5,790
[1]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	0.240%	5/7/20		32,000	32,000
[1]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	0.280%	5/7/20		12,000	12,000
	Indiana Finance Authority Hospital Revenue (Indiana University Health) VRDO	0.220%	5/7/20		23,595	23,595
	Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.180%	5/7/20	LOC	11,400	11,400
	Indiana Financial Authority CP	1.100%	7/2/20		74,000	74,000
	Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University Health Obligated Group) VRDO	0.240%	5/7/20		30,000	30,000
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.250%	5/7/20		5,000	5,000
[1]	Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project) TOB VRDO	0.370%	5/7/20		7,000	7,000
[1]	Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.340%	5/7/20		15,000	15,000
						218,285
Iowa (0.3%)
	Iowa Finance Authority Health Facilities Revenue (UnityPoint Health) VRDO	0.180%	5/7/20	LOC	15,455	15,455
	Iowa Finance Authority Revenue (Trinity Health) VRDO	0.250%	5/7/20		9,830	9,830
	Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/20		20,000	20,000
	Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.250%	5/7/20		6,000	6,000
						51,285
Kansas (0.3%)
[1]	Kansas Department of Transportation Highway Revenue TOB VRDO	0.190%	5/1/20		8,000	8,000
[1]	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.320%	5/7/20		940	940

14

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	University of Kansas Hospital Authority Health Facilities Revenue TOB VRDO	0.240%	5/7/20		14,205	14,205
[1]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.260%	5/7/20	LOC	7,500	7,500
[1]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.320%	5/7/20		10,100	10,100
[1]	Wyandotte County KS Unified School District No. 500 GO TOB VRDO	0.360%	5/7/20		12,400	12,400
						53,145
Kentucky (0.2%)
	Kentucky Economic Development Finance Authority Hospital Facilities Revenue (St. Elizabeth Medical Center Inc.) VRDO	0.180%	5/7/20	LOC	18,400	18,400
[1]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.310%	5/7/20		6,945	6,945
[1]	Kentucky Infrastructure Authority Wastewater & Drinking Water Revenue TOB VRDO	0.320%	5/7/20		7,190	7,190
[1,2]	Kentucky Property & Building Commission Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	11/2/20	LOC	6,000	6,000
						38,535
Louisiana (0.7%)
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		15,900	15,900
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		69,600	69,600
	East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	0.140%	5/1/20		25,670	25,670
[1]	Louisiana Gasoline & Fuel Tax Revenue TOB VRDO	0.250%	5/7/20		8,250	8,250
[1]	Louisiana GO TOB VRDO	0.260%	5/7/20	LOC	10,000	10,000
	Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.230%	5/7/20	LOC	2,300	2,300
[1]	New Orleans LA Sewage Service Revenue TOB VRDO	0.270%	5/7/20	LOC	4,000	4,000
						135,720
Maine (0.2%)
	Maine Housing Authority Mortgage Revenue VRDO	0.300%	5/7/20		10,150	10,150
	Maine Housing Authority Mortgage Revenue VRDO	0.300%	5/7/20		14,000	14,000
[1]	Maine Housing Authority TOB VRDO	0.320%	5/7/20		7,500	7,500
						31,650
Maryland (1.3%)
[1]	Agency Enhanced Affordable Housing Trust MD Revenue TOB VRDO	0.350%	5/7/20		39,380	39,380
	Baltimore County MD GO	4.000%	3/22/21		5,000	5,145

15

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Baltimore County MD GO	4.000%	3/22/21		65,000	66,891
[1,2]	Baltimore MD Project Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	7/1/20	LOC	5,000	5,000
[1]	Baltimore MD Project Revenue TOB VRDO	0.190%	5/1/20		6,000	6,000
[1]	Baltimore MD Project Revenue TOB VRDO	0.250%	5/7/20		5,080	5,080
[1]	BlackRock Maryland Municipal Bond Trust VRDO	0.370%	5/7/20	LOC	3,600	3,600
[1]	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	0.320%	5/7/20		8,825	8,825
[1]	Maryland Community Development Administration (Department of Housing & Community Development) TOB VRDO	0.340%	5/7/20		7,160	7,160
[1]	Maryland Community Development Administration Revenue TOB VRDO	0.320%	5/7/20		3,920	3,920
	Maryland GO	5.000%	3/1/21		2,500	2,583
[1]	Maryland Health & Higher Educational Facilities Authority Pooled Loan Program Revenue VRDO	0.360%	5/7/20	LOC	3,795	3,795
[1]	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System) TOB VRDO	0.320%	5/7/20		6,665	6,665
[1]	Maryland Health and Higher Educational Facilities Authority Revenue (University of Maryland Medical System) TOB VRDO	0.270%	5/7/20	LOC	7,390	7,390
[1,2]	Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.250%	5/7/20		10,000	10,000
	Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport) VRDO	0.210%	5/7/20	LOC	38,640	38,640
[1]	University of Maryland Auxiliary Facility & Tuition Revenue TOB VRDO	0.190%	5/1/20		6,615	6,615
	University System of Maryland Revenue	5.000%	4/1/21	(Prere.)	5,000	5,149
						231,838
Massachusetts (3.0%)
[2]	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/26/20		8,220	8,220
[1]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.190%	5/1/20		4,000	4,000
[1]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.260%	5/7/20	LOC	7,430	7,430
	Massachusetts GO	4.000%	5/21/20		50,000	50,077
	Massachusetts GO	4.000%	6/18/20		179,485	180,140
	Massachusetts GO	5.250%	8/1/20		13,465	13,599
[1]	Massachusetts GO TOB VRDO	0.260%	5/7/20	LOC	85,000	85,000
[1]	Massachusetts GO TOB VRDO	0.270%	5/7/20		3,750	3,750

16

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Massachusetts GO TOB VRDO	0.270%	5/7/20		3,335	3,335
[1]	Massachusetts GO TOB VRDO	0.280%	5/7/20	LOC	15,000	15,000
[1]	Massachusetts GO TOB VRDO	0.320%	5/7/20		10,000	10,000
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System Inc.) CP	1.100%	6/3/20		18,390	18,390
	Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.240%	5/7/20	LOC	1,000	1,000
	Massachusetts Housing Finance Agency Single Family Housing Revenue VRDO	0.260%	5/7/20		5,800	5,800
[1]	Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.240%	5/7/20		4,600	4,600
[1,2]	Massachusetts Special Obligation Dedicated Tax Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.180%	0.400%	7/1/20	(13)LOC	4,000	4,000
[1]	Massachusetts Water Resources Authority Revenue TOB VRDO	0.260%	5/7/20	(Prere.)	5,000	5,000
	Massachusetts Water Resources Authority Revenue VRDO	0.220%	5/7/20		4,255	4,255
	Quincy MA BAN	2.500%	9/25/20		40,517	40,701
[2]	University of Massachusetts Building Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/26/20		59,850	59,850
[1]	University of Massachusetts Building Authority Revenue TOB VRDO	0.260%	5/7/20		7,500	7,500
[1]	University of Massachusetts Building Authority Revenue TOB VRDO	0.320%	5/7/20		8,000	8,000
[1]	University of Massachusetts Building Authority TOB VRDO	0.240%	5/7/20		3,935	3,935
						543,582
Michigan (4.0%)
[1]	BlackRock MuniYield Michigan Quality Fund Inc. VRDP VRDO	0.370%	5/7/20	LOC	175,900	175,900
[1]	Clarkston MI Community Schools GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Detroit MI Sewage Disposal System Revenue TOB VRDO	0.250%	5/7/20	(13)	54,450	54,450
[2]	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	11/26/20		40,255	40,255
[1]	Michigan Building Authority Revenue TOB VRDO	0.260%	5/7/20		8,500	8,500
	Michigan Finance Authority Revenue	4.000%	8/20/20		23,820	24,012
[1]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	0.260%	5/7/20	LOC	29,820	29,820
[1]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.260%	5/7/20	LOC	42,545	42,545
[1]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.260%	5/7/20		3,780	3,780
[1]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.260%	5/7/20		3,000	3,000

17

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.260%	5/7/20		8,215	8,215
[1]	Michigan Housing Development Authority Revenue TOB VRDO	0.320%	5/7/20		5,000	5,000
	Michigan Housing Development Authority Revenue VRDO	0.260%	5/7/20		34,270	34,270
	Michigan Housing Development Authority Revenue VRDO	0.280%	5/7/20		17,895	17,895
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.260%	5/7/20		42,315	42,315
	Michigan State Building Authority CP	1.000%	5/21/20	LOC	133,400	133,400
[1]	Michigan State Building Authority TOB VRDO	0.370%	5/7/20		6,670	6,670
[1]	Michigan State Housing Development Authority TOB VRDO	0.260%	5/7/20		9,400	9,400
[1]	Michigan State Housing Development Authority TOB VRDO	0.320%	5/7/20		7,500	7,500
[1]	Michigan State University Revenue TOB VRDO	0.250%	5/1/20	LOC	14,500	14,500
	Michigan Strategic Fund Limited Obligation Revenue (Consumers Energy Company Project) VRDO	0.230%	5/7/20	LOC	4,100	4,100
	Regents of the University of Michigan CP	0.370%	7/9/20		15,000	15,000
[1]	Trenton MI Public Schools School District GO TOB VRDO	0.260%	5/7/20	LOC	5,780	5,780
[1]	University of Michigan MI TOB VRDO	0.240%	5/7/20		7,000	7,000
[1]	University of Michigan Revenue TOB VRDO	0.190%	5/1/20		2,700	2,700
[1]	University of Michigan Revenue TOB VRDO	0.320%	5/7/20		2,893	2,892
	University of Michigan Revenue VRDO	0.190%	5/7/20		21,860	21,860
						725,759
Minnesota (0.7%)
[1]	Agency Enhanced Affordable Housing Special Obligation TOB VRDO	0.330%	5/7/20	LOC	25,930	25,930
	Hennepin MN GO VRDO	0.240%	5/7/20		56,100	56,100
	Minnesota GO	5.000%	10/1/20		1,435	1,457
[1]	Minnesota GO TOB VRDO	0.260%	5/7/20		3,510	3,510
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.250%	5/7/20		9,675	9,675
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.290%	5/7/20		13,150	13,150
	St. Paul MN Housing & Redevelopment Authority Revenue (Highland Ridge Project) VRDO	0.210%	5/7/20	LOC	5,250	5,250
[1]	Western Minnesota Municipal Power Agency Revenue TOB VRDO	0.320%	5/7/20		6,665	6,665
						121,737
Mississippi (0.4%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20		23,750	23,750

18

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20		9,000	9,000
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.250%	5/7/20		17,330	17,330
	Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	0.290%	5/7/20	LOC	24,700	24,700
						74,780
Missouri (1.9%)
[1]	BJC Healthcare Obligated Group Missouri Revenue TOB VRDO	0.260%	5/7/20		5,000	5,000
	Curators of the University of Missouri System Facilities Revenue CP	1.070%	5/6/20		34,640	34,640
	Curators of the University of Missouri System Facilities Revenue CP	1.150%	5/11/20		13,600	13,600
	Curators of the University of Missouri System Facilities Revenue CP	1.150%	5/18/20		31,000	31,000
	Curators of the University of Missouri System Facilities Revenue CP	0.850%	6/3/20		18,700	18,700
	Curators of the University of Missouri System Facilities Revenue CP	0.900%	6/4/20		20,000	20,000
	Curators of the University of Missouri System Facilities Revenue CP	0.890%	6/5/20		4,800	4,800
	Curators of the University of Missouri System Facilities Revenue CP	0.870%	6/8/20		25,000	25,000
[1]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) TOB VRDO	0.260%	5/7/20		7,500	7,500
[1]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health) TOB VRDO	0.300%	5/7/20	LOC	7,530	7,530
[1]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	0.260%	5/7/20		27,955	27,955
[1]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mercy Health) TOB VRDO	0.260%	5/7/20		4,170	4,170
[1]	Missouri Health & Educational Facilities Authority Health Facilities Revenue Mosaic Health System) TOB VRDO	0.260%	5/7/20	LOC	14,650	14,650
[1]	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) TOB VRDO	0.270%	5/7/20	LOC	20,000	20,000
[1]	Missouri Health & Educational Facilities Authority Medical Research Facilities (Stowers Institute for Medical Research) TOB VRDO	0.290%	5/7/20	LOC	50,000	50,000
[1]	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.260%	5/7/20		8,205	8,205

19

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		19,290	19,290
[1]	North Kansas City MO School District GO TOB VRDO	0.190%	5/1/20		19,900	19,900
[1]	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	0.250%	5/7/20		8,010	8,010
[1]	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	0.260%	5/7/20		5,000	5,000
						344,950
Multiple States (10.2%)
	BlackRock MuniYield Investment Fund Inc. VRDP VRDO	0.340%	5/7/20		13,000	13,000
[1]	BlackRock MuniYield Quality Fund III Inc. VRDP VRDO	0.370%	5/7/20	LOC	166,000	166,000
[1,3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.240%	5/7/20	LOC	70,160	70,160
[1,3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.250%	5/7/20	LOC	113,645	113,645
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.250%	5/7/20	LOC	42,320	42,320
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.260%	5/7/20	LOC	9,184	9,184
[1]	Invesco Trust Putter TOB VRDO	0.470%	5/1/20	LOC	241,980	241,980
[1]	Invesco Trust Putter TOB VRDO	0.470%	5/1/20	LOC	125,000	125,000
[1]	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.300%	5/7/20	LOC	32,000	32,000
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.300%	5/7/20		104,000	104,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.270%	5/7/20	LOC	153,400	153,400
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.320%	5/7/20	LOC	35,000	35,000
[1]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.290%	5/7/20	LOC	148,300	148,300
[1]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.300%	5/7/20	LOC	127,800	127,800
[1]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.320%	5/7/20		55,500	55,500
[1]	Nuveen Municipal Credit Income Fund VRDP VRDO	0.340%	5/7/20	LOC	196,000	196,000
[1]	Nuveen Municipal Credit Opportunities Fund TOB VRDO	0.470%	5/1/20	LOC	9,925	9,925
[1]	Western Asset Intermediate Municipal Fund Inc. VRDP VRDO	0.370%	5/7/20	LOC	18,200	18,200
[1]	Western Asset Managed Municipals Fund Inc. VRDP VRDO	0.370%	5/7/20	LOC	144,575	144,575
[1]	Western Asset Municipal Partners Fund Inc. VRDP VRDO	0.370%	5/7/20	LOC	50,200	50,200
						1,856,189
Nebraska (0.7%)
[1,2]	Douglas County NE School District No. 1 GO TOB VRDO	0.250%	5/7/20		8,900	8,900
[1]	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.320%	5/7/20		6,305	6,305

20

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.320%	5/7/20		7,460	7,460
[1]	Nebraska Public Power Agency Revenue TOB VRDO	0.260%	5/7/20	(13)	27,500	27,500
[1]	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2) TOB VRDO	0.260%	5/7/20	(13)	76,870	76,870
[1]	Omaha NE Public Power District Electric Revenue TOB VRDO	0.190%	5/1/20		7,400	7,400
						134,435
Nevada (1.5%)
[1,2]	Clark County NV GO TOB VRDO	0.190%	5/1/20		11,815	11,815
[1,2]	Clark County NV GO TOB VRDO	0.250%	5/7/20		6,400	6,400
	Clark County NV GO VRDO	0.260%	5/7/20		43,005	43,005
[1]	Clark NV GO TOB VRDO	0.320%	5/7/20		11,000	11,000
[1]	Las Vegas NV Convention & Visitors Authority Revenue (Clark County) GO TOB VRDO	0.260%	5/7/20		12,280	12,280
[1]	Las Vegas Valley Water District GO TOB VRDO	0.260%	5/7/20	LOC	10,000	10,000
	Las Vegas Valley Water District Nevada GO CP	1.170%	5/5/20		18,345	18,345
	Las Vegas Valley Water District Nevada GO CP	1.070%	6/3/20		50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	1.150%	7/2/20		23,590	23,590
	Las Vegas Valley Water District Nevada GO CP	1.000%	8/5/20		6,000	6,000
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.260%	5/7/20		16,500	16,500
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.260%	5/7/20		22,475	22,475
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.270%	5/7/20		7,185	7,185
[1,2]	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax) TOB VRDO	0.190%	5/1/20		19,690	19,690
	Nevada Housing Division Single Family Mortgage Revenue PUT	1.200%	12/31/20		8,500	8,500
						266,785
New Hampshire (0.4%)
	National Finance Authority Exempt Facilities Revenue (Emerald Renewable Diesel LLC) PUT	2.000%	8/31/20		81,055	81,172

New Jersey (4.0%)
	Bergen County NJ GO	2.000%	12/11/20		45,000	45,246
	Bridgewater Township NJ BAN	2.000%	8/6/20		12,000	12,020
	Burlington County NJ GO	2.500%	5/7/20		15,000	15,002
	Cranford Township NJ BAN	2.250%	6/26/20		4,850	4,855
	Deptford Township NJ BAN	2.000%	7/17/20		5,878	5,885
	Freehold NJ BAN	1.750%	11/3/20		7,200	7,217
	Hoboken NJ BAN	1.750%	3/3/21		14,500	14,577
	Howell Township NJ BAN	2.000%	10/9/20		24,342	24,414

21

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hudson County NJ Improvement Authority Lease Revenue	2.500%	9/18/20		3,750	3,765
	Hudson NJ BAN	2.000%	12/8/20		70,000	70,313
	Jefferson Township NJ BAN	2.250%	6/19/20		2,900	2,903
	Lakewood Township NJ BAN	2.250%	6/26/20		14,400	14,415
	Lawrence Township NJ BAN	2.250%	6/19/20		3,015	3,018
	Linden NJ BAN	1.750%	9/30/20		15,022	15,051
	Livingston NJ BAN	2.000%	10/9/20		11,022	11,056
	Mahwah Township NJ BAN	2.000%	7/31/20		16,000	16,025
	Maplewood NJ BAN	2.000%	7/31/20		7,490	7,501
	Montclair NJ BAN	2.500%	10/30/20		25,000	25,154
	Montclair Township NJ GO	1.750%	10/30/20		5,858	5,872
	Moorestown NJ BAN	2.000%	7/31/20		36,752	36,809
	Morris Plains NJ BAN	2.250%	6/26/20		9,747	9,757
	New Jersey Economic Development Authority Natural Gas Facilities Revenue (New Jersey Natural Gas) VRDO	0.080%	5/7/20	LOC	3,100	3,100
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.210%	5/7/20	LOC	6,315	6,315
	Pequannock Township NJ BAN	2.000%	7/17/20		12,290	12,304
	Piscataway NJ BAN	1.750%	12/10/20		17,000	17,051
	Ridgewood NJ BAN	1.750%	8/14/20		32,727	32,765
	River Vale NJ GO	1.750%	7/17/20		6,000	6,005
[1]	Rutgers State University New Jersey Revenue TOB VRDO	0.230%	5/7/20		1,425	1,425
	Scotch Plains NJ BAN	1.750%	12/4/20		7,300	7,320
	Secaucus NJ BAN	1.750%	8/7/20		20,420	20,440
	South Brunswick Township NJ BAN	1.750%	9/30/20		14,986	15,004
	Teaneck NJ BAN	1.750%	8/7/20		9,269	9,278
	Union County NJ BAN	2.250%	6/19/20		90,000	90,101
	Washington Township NJ Gloucester County BAN	2.250%	6/24/20		10,680	10,692
	West Caldwell Township NJ BAN	1.750%	12/11/20		17,328	17,381
	West Milford NJ BAN	1.750%	9/18/20		8,500	8,515
	Woodbridge Township NJ BAN	3.000%	10/16/20		112,178	113,102
						721,653
New Mexico (0.3%)
[1]	New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.320%	5/7/20	LOC	37,425	37,425
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	0.150%	5/1/20		10,200	10,200
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	0.150%	5/1/20		7,320	7,320
						54,945
New York (6.9%)
	Bayport-Blue Point NY Union Free School District BAN	2.250%	7/17/20		8,235	8,250
[1]	BlackRock MuniYield New York Quality Fund Inc. VRDP VRDO	0.370%	5/7/20	LOC	67,700	67,700
	Clarkstown NY Central School District BAN	2.250%	7/24/20		15,990	16,023

22

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Connetquot NY Central School District of Islip TAN	1.750%	6/25/20		26,000	26,019
	Corning NY City School District BAN	2.250%	6/18/20		9,990	10,000
	East Meadow NY Union Free School District BAN	2.250%	6/19/20		8,500	8,509
	Half Hollow Hills NY Central School District TAN	2.000%	6/25/20		33,000	33,038
	Liverpool NY Central School District BAN	2.250%	6/26/20		9,125	9,136
	Monroe County NY Industrial Development Agency Civic Facility Revenue (Nazareth College) VRDO	0.350%	5/7/20	LOC	6,385	6,385
	New Rochelle NY City School District BAN	2.000%	6/26/20		45,000	45,043
[1]	New York City NY GO TOB VRDO	0.250%	5/1/20	LOC	44,215	44,215
	New York City NY GO VRDO	0.160%	5/1/20		12,225	12,225
	New York City NY GO VRDO	0.180%	5/7/20	LOC	1,055	1,055
	New York City NY GO VRDO	0.210%	5/7/20	LOC	30,000	30,000
	New York City NY GO VRDO	0.250%	5/7/20	LOC	1,475	1,475
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	0.310%	5/7/20		4,380	4,380
[1]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) TOB VRDO	0.310%	5/7/20		6,730	6,730
	New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	0.230%	5/7/20		25,450	25,450
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.190%	5/1/20		28,000	28,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.250%	5/1/20	LOC	25,400	25,400
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.250%	5/7/20		5,000	5,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.270%	5/7/20		16,800	16,800
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.320%	5/7/20		5,000	5,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/20		16,900	16,900
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/20		12,735	12,735
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/1/20		20,825	20,825

23

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.150%	5/1/20	1,100	1,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.150%	5/1/20	2,200	2,200
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	5/1/20	11,450	11,450
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	5/1/20	10,050	10,050
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	5/1/20	4,675	4,675
¤	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.200%	5/7/20	20,325	20,325
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	5/7/20	25,880	25,880
[1]	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.270%	5/7/20	2,510	2,510
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.190%	5/1/20	6,000	6,000
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.250%	5/7/20	6,200	6,200
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.260%	5/7/20	1,500	1,500
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.260%	5/7/20	3,750	3,750
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20	4,100	4,100
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20	30,400	30,400
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20	15,000	15,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20	3,000	3,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20	6,300	6,300
¤	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.200%	5/7/20	17,215	17,215
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.250%	5/7/20	8,700	8,700
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.260%	5/7/20	4,600	4,600
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.270%	5/7/20	8,405	8,405

24

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.270%	5/7/20		6,965	6,965
	New York City NY Transitional Finance Authority Revenue VRDO	0.250%	5/7/20		6,400	6,400
[1]	New York City NY Transitional Finance Authority Revenue TOB VRDO	0.320%	5/7/20		9,920	9,920
[1]	New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	0.270%	5/7/20		4,000	4,000
[1]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.250%	5/1/20	LOC	9,500	9,500
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	0.160%	5/1/20		12,500	12,500
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	0.280%	5/7/20	LOC	20,295	20,295
[1]	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.270%	5/7/20		22,200	22,200
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.210%	5/7/20	LOC	7,900	7,900
[1]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.470%	5/7/20		3,000	3,000
	New York Metropolitan Transportation Authority Revenue VRDO	0.130%	5/1/20	LOC	8,685	8,685
	New York Metropolitan Transportation Authority Revenue VRDO	0.250%	5/7/20	LOC	28,400	28,400
	New York Metropolitan Transportation Authority Revenue VRDO	0.250%	5/7/20	LOC	32,102	32,101
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.250%	5/7/20		5,000	5,000
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.260%	5/7/20		54,375	54,375
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.260%	5/7/20		1,875	1,875
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.320%	5/7/20		4,000	4,000
[1]	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.320%	5/7/20		5,950	5,950
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.260%	5/7/20		16,265	16,265
[1]	New York State Dormitory Authority TOB VRDO	0.270%	5/7/20		21,870	21,870
[1]	New York State Dormitory Authority TOB VRDO	0.320%	5/7/20		20,245	20,245

25

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.310%	5/7/20	LOC	730	730
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.260%	5/7/20		35,000	35,000
[1]	New York State Urban Development Corp. TOB VRDO	0.270%	5/7/20		13,230	13,230
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.260%	5/7/20	LOC	6,300	6,300
[1]	Nuveen New York Quality Municipal Fund VRDP VRDO	0.330%	5/7/20	LOC	33,700	33,700
	Oceanside NY Union Free School District GO	2.000%	6/25/20		9,250	9,259
	Port Authority of New York & New Jersey Revenue CP	1.200%	5/28/20		13,890	13,890
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.230%	5/7/20		2,620	2,620
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.200%	5/1/20		9,675	9,675
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.230%	5/7/20		7,320	7,320
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.230%	5/7/20		9,750	9,750
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.230%	5/7/20		7,400	7,400
[1]	Port Authority of New York & New Jersey Revenue TOB VRDO	0.380%	5/7/20		5,000	5,000
	Scarsdale NY Union Free School District BAN	2.250%	6/26/20		10,250	10,263
	Sewanhaka NY Central High School District of Elmont TAN	2.000%	6/22/20		7,500	7,506
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	0.130%	5/1/ 20	LOC	5,200	5,200
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.260%	5/7/20		2,085	2,085
[1]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	5/7/20		14,000	14,000
[1]	Utility Debt Securitization Authority New York Revenue TOB VRDO	0.260%	5/7/20		37,500	37,500
	Webster NY Central School District BAN	2.250%	6/26/20		10,000	10,013
	West Islip NY Union Free School District BAN	2.250%	6/22/20		9,500	9,512
	West Islip NY Union Free School District BAN	2.250%	7/22/20		18,685	18,722
						1,249,774
North Carolina (1.6%)
[1,2]	Appalachian State University TOB VRDO	0.250%	5/7/20		12,250	12,250
	Board of Governors of the University of North Carolina Revenue (University of North Carolina Hospitals at Chapel Hill) VRDO	0.250%	5/7/20		16,100	16,100
[1]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) TOB VRDO	0.250%	5/7/20		7,495	7,495

26

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	0.220%	5/7/20		24,855	24,855
[1]	Forsyth County NC GO TOB VRDO	0.190%	5/1/20		27,065	27,065
	North Carolina Capital Facilities Finance Agency (Duke University Project) CP	1.200%	5/20/20		17,602	17,602
	North Carolina Capital Facilities Finance Agency (Duke University Project) CP	1.130%	6/24/20		6,262	6,262
[1]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.320%	5/7/20		1,901	1,900
[1]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.320%	5/7/20		2,285	2,285
[1]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.320%	5/7/20		22,065	22,065
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	(ETM)	5,870	6,012
[1]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.320%	5/7/20		1,790	1,790
[1]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.320%	5/7/20		1,860	1,860
[1]	North Carolina Housing Finance Agency TOB VRDO	0.260%	5/7/20		7,150	7,150
	North Carolina Medical Care Commission Health Care Facilities Revenue (Lenoir Memorial Hospital Project) VRDO	0.270%	5/7/20	LOC	12,990	12,990
[1]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	0.260%	5/7/20		3,750	3,750
[1]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	0.260%	5/7/20		9,300	9,300
[1]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group) TOB VRDO	0.260%	5/7/20		15,450	15,450
[2]	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	11/26/20		18,770	18,770
	North Carolina Public Improvement GO	5.000%	6/1/20		29,750	29,843
[1]	North Carolina Revenue TOB VRDO	0.250%	5/7/20		6,800	6,800
[1]	North Carolina Turnpike Authority Revenue (Triangle Expressway) TOB VRDO	0.260%	5/7/20		9,677	9,677
[1]	North Carolina Turnpike Authority Revenue (Triangle Expressway) TOB VRDO	0.260%	5/7/20		6,638	6,638
[1]	North Carolina Turnpike Authority Revenue TOB VRDO	0.250%	5/7/20		8,455	8,455
[1,2]	Union County NC Enterprise System Revenue TOB VRDO	0.250%	5/7/20		7,825	7,825
[1]	University of North Carolina Hospitals at Chapel Hill Revenue TOB VRDO	0.320%	5/7/20		645	645
						284,834

27

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
North Dakota (0.0%)
[1]	North Dakota Housing Finance Agency Revenue TOB VRDO	0.320%	5/7/20		6,995	6,995

Ohio (3.7%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Concordia of Ohio) VRDO	0.240%	5/7/20	LOC	5,240	5,240
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group) VRDO	0.210%	5/7/20	LOC	38,840	38,840
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.160%	5/1/20	LOC	5,700	5,700
[1]	Allen County OH Hospital Facilities Revenue (Mercy Health) TOB VRDO	0.260%	5/7/20	LOC	12,800	12,800
	American Municipal Power Ohio Inc. Revenue	2.500%	6/25/20		3,750	3,755
[1]	Cleveland OH Department of Public Utilities Division of Water TOB VRDO	0.260%	5/7/20	LOC	21,260	21,260
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.220%	5/7/20		7,900	7,900
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.230%	5/7/20		18,000	18,000
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.230%	5/7/20		20,000	20,000
	Columbus OH Regional Airport Authority Airport Revenue (Flight Safety International Inc. Project) VRDO	0.350%	5/7/20	(13)	36,135	36,135
	Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.210%	5/7/20	LOC	4,845	4,845
[1]	Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center Project) TOB VRDO	0.300%	5/7/20	LOC	33,695	33,695
[1]	Euclid OH City School District GO TOB VRDO	0.260%	5/7/20	LOC	11,200	11,200
[1]	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.270%	5/7/20		2,665	2,665
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.230%	5/7/20		44,920	44,920
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.250%	5/7/20	LOC	1,985	1,985
	Franklin County OH Revenue VRDO	0.240%	5/7/20		11,915	11,915
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	0.180%	5/7/20		12,820	12,820
[1]	Hamilton County OH Sewer System Revenue TOB VRDO	0.260%	5/7/20		12,750	12,750

28

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Independence OH BAN	2.000%	12/3/20		17,375	17,447
	Lake County OH BAN	2.250%	4/1/21		12,000	12,027
	Lakewood OH Income Tax Revenue	2.000%	3/24/21		12,000	12,128
[1]	Miami County OH Hospital Facilities Revenue (Kettering Health Network) TOB VRDO	0.260%	5/7/20	LOC	3,000	3,000
[1]	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	0.260%	5/7/20	LOC	13,100	13,100
[1]	Northeast Ohio Regional Sewer District Revenue (Wastewater Revenue Improvement) TOB VRDO	0.320%	5/7/20		6,800	6,800
[1]	Northeast Ohio Regional Sewer District Revenue TOB VRDO	0.260%	5/7/20		3,750	3,750
	Ohio Common Schools GO	5.000%	9/15/20		20,020	20,294
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.160%	5/11/20		17,495	17,495
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.100%	6/2/20		37,000	37,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.160%	5/11/20		12,000	12,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.200%	5/11/20		20,150	20,150
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.190%	5/20/20		31,145	31,145
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.200%	5/20/20		18,000	18,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) CP	1.050%	6/25/20		16,000	16,000
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.170%	5/1/20		3,000	3,000
	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.230%	5/7/20		6,020	6,020
[1]	Ohio Housing Finance Agency Residential Mortgage Revenue TOB VRDO	0.320%	5/7/20		5,455	5,455
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.300%	5/7/20		28,145	28,145

29

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio State University General Receipts Revenue CP	0.520%	6/1/20		5,005	5,005
	Ohio State University General Receipts Revenue CP	0.570%	6/17/20		12,175	12,175
	Ohio State University General Receipts Revenue CP	1.030%	6/17/20		16,630	16,630
	Ohio State University General Receipts Revenue CP	1.150%	7/8/20		11,150	11,150
[1]	Ohio State University General Receipts Revenue TOB VRDO	0.280%	5/7/20		5,750	5,750
[1]	Ohio State University General Receipts Revenue TOB VRDO	0.280%	5/7/20		5,750	5,750
	Ohio State University General Receipts Revenue VRDO	0.150%	5/7/20		3,000	3,000
	Ohio State University General Receipts Revenue VRDO	0.200%	5/7/20		1,870	1,870
	Ohio State University General Receipts Revenue VRDO	0.200%	5/7/20		1,900	1,900
	Ohio State University General Receipts Revenue VRDO	0.200%	5/7/20		3,350	3,350
[1,2]	Ohio University General Receipts Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	6/1/20	LOC	5,000	5,000
	Strongsville OH BAN	2.500%	6/25/20		4,100	4,106
[1]	Toledo OH Waterworks Revenue TOB VRDO	0.270%	5/7/20		8,000	8,000
						673,067
Oklahoma (0.0%)
[1]	Oklahoma Turnpike Authority Revenue TOB VRDO	0.320%	5/7/20		7,500	7,500

Oregon (0.8%)
[1]	Multnomah and Clackamas Counties OR School District GO TOB VRDO	0.260%	5/7/20	LOC	4,750	4,750
	Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.240%	5/7/20		34,880	34,880
[1]	Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.300%	5/7/20		780	780
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.220%	5/7/20		24,000	24,000
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.220%	5/7/20		18,600	18,600
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.270%	5/7/20		15,000	15,000
	Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.280%	5/7/20		32,255	32,255
[1]	Oregon Housing & Community Services Department Mortgage Revenue TOB VRDO	0.320%	5/7/20		9,885	9,880

30

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1,2]	Portland OR Water System Revenue TOB VRDO	0.250%	5/7/20		9,500	9,500
[1]	Washington & Clackamas Counties OR School District No. 23J Tigard-Tualatin GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
						154,645
Pennsylvania (1.6%)
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/1/20	LOC	7,900	7,900
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/1/20	LOC	55,480	55,480
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.250%	5/7/20		20,875	20,875
[1]	Pennsylvania GO TOB VRDO	0.320%	5/7/20		8,800	8,800
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Presbyterian Medical Center) TOB VRDO	0.260%	5/7/20	(Prere.)	7,200	7,200
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.270%	5/7/20		2,595	2,595
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	0.240%	5/7/20	LOC	12,240	12,240
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.260%	5/7/20		1,080	1,080
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.200%	5/7/20		31,665	31,665
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.200%	5/7/20		6,290	6,290
[1,2]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.220%	5/1/20	(4)LOC	11,135	11,135
[1,2]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.220%	5/1/20	(4)LOC	25,895	25,895
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.260%	5/7/20	LOC	60,000	60,000
	Pennsylvania Turnpike Commission Revenue VRDO	0.200%	5/7/20	LOC	21,655	21,655
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.160%	5/1/20		6,585	6,585
[2]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	0.260%	5/7/20		7,485	7,485
						286,880
Rhode Island (0.0%)
	East Providence RI TAN	1.750%	7/29/20		3,500	3,507

31

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
South Carolina (2.5%)
[1,2]	Berkeley County SC School District GO TOB PUT	0.190%	5/1/20		4,845	4,845
	Charleston County SC School District BAN	4.000%	5/13/20		135,785	135,891
[1]	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	0.250%	5/7/20		20,000	20,000
	County of Greenville SC Redevelopment Corp. Installment Purchase Revenue	2.000%	3/24/21		17,500	17,702
	Georgetown County SC School District GO	3.000%	6/19/20		50,000	50,106
	Greenville County SC School District GO	4.000%	6/1/20		71,130	71,297
[1,2]	Lancaster County SC School District TOB VRDO	0.270%	5/7/20		5,480	5,480
[1,2]	Lexington County SC School District No.1 GO TOB VRDO	0.250%	5/7/20		6,000	6,000
[1]	McLeod Health Obligated Group TOB VRDO	0.260%	5/7/20		7,795	7,795
	South Carolina Educational Facilities Authority Revenue (Columbia College) VRDO	0.490%	5/7/20	LOC	2,100	2,100
[1,2]	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) TOB VRDO	0.300%	5/7/20	LOC	30,750	30,750
[1]	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health) TOB VRDO	0.300%	5/7/20	LOC	6,955	6,955
	South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina Electric & Gas Co. Project) VRDO	0.240%	5/7/20	LOC	34,555	34,555
	South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal School) VRDO	0.220%	5/7/20	LOC	900	900
[1]	South Carolina Ports Authority Revenue TOB VRDO	0.330%	5/7/20	LOC	6,705	6,705
	South Carolina Public Service Authority Revenue VRDO	0.300%	5/7/20	LOC	32,755	32,755
[1,2]	South Carolina Transportation Infrastructure Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	10/1/20	LOC	5,000	5,000
	Spartanburg County SC School District No. 6 BAN	2.500%	9/24/20		24,000	24,108
						462,944
South Dakota (0.0%)
[1]	South Dakota Housing Development Authority Revenue TOB VRDO	0.320%	5/7/20		4,730	4,730

32

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tennessee (3.0%)
	Blount County & Alcoa & Maryville TN Industrial Development Board Revenue (Local Government Public Improvement) VRDO	0.290%	5/7/20	LOC	7,090	7,090
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	0.290%	5/7/20		18,485	18,485
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	0.290%	5/7/20	LOC	8,660	8,660
	Blount County TN Public Building Authority Revenue (Local Government Public Improvement) VRDO	0.290%	5/7/20		21,245	21,245
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.150%	5/1/20	LOC	2,425	2,425
1	Harpeth Valley TN Utilities District (Davidson & Williamson Counties) Revenue TOB VRDO	0.320%	5/7/20		6,205	6,205
	Memphis TN CP	1.000%	5/20/20		6,250	6,250
1	Memphis TN GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
1	Memphis TN GO TOB VRDO	0.260%	5/7/20		8,075	8,075
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.180%	5/5/20		10,000	10,000
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.500%	5/6/20		11,005	11,005
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.070%	6/3/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.130%	6/8/20		12,500	12,500
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.130%	6/8/20		10,000	10,000
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.150%	6/9/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County Tennessee GO CP	1.100%	6/17/20		8,400	8,400
	Metropolitan Government of Nashville & Davidson County TN GO (Extendible) CP	1.200%	11/14/20		25,000	25,000
	Metropolitan Government of Nashville & Davidson County TN GO (Extendible) CP	1.250%	1/3/21		50,000	50,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	3.350%	5/13/20	LOC	8,000	8,000
	Metropolitan Government of Nashville & Davidson County TN GO CP	3.500%	6/10/20	LOC	25,000	25,000
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.190%	5/1/20		33,400	33,400
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.270%	5/7/20		7,500	7,500
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	0.150%	5/1/20	LOC	9,165	9,165
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	0.150%	5/1/20	LOC	500	500

33

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.290%	5/7/20		37,700	37,700
	Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.290%	5/7/20	LOC	11,100	11,100
	Shelby County TN GO VRDO	0.220%	5/7/20		54,420	54,420
	Tennessee GO CP	1.020%	6/3/20		10,000	10,000
	Tennessee GO CP	1.150%	8/26/20		5,037	5,037
	Tennessee GO CP	1.100%	9/9/20		25,000	25,000
[1]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.190%	5/1/20		7,440	7,440
[1]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.190%	5/1/20		7,445	7,445
[1]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.260%	5/7/20		7,405	7,405
[1]	Tennessee Housing Development Agency Residential Finance Program Revenue TOB VRDO	0.320%	5/7/20		10,480	10,480
[1]	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) TOB VRDO	0.260%	5/7/20		19,040	19,040
						538,972
Texas (17.3%)
[1]	Agency Enhanced Affordable Housing Trust TX Revenue TOB VRDO	0.450%	5/7/20		63,650	63,650
[1]	Alamo Regional Mobility Authority Revenue TOB VRDO	0.280%	5/7/20		7,500	7,500
[1]	Aldine TX Independent School District GO TOB VRDO	0.320%	5/7/20		8,205	8,205
	Austin TX Combined Utility System Revenue CP	0.920%	6/2/20		10,690	10,690
[1,2]	Austin TX Electric Utility System Revenue TOB VRDO	0.190%	5/1/20		7,245	7,245
[1]	Austin TX Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	15,225	15,225
[1]	Bexar County TX GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Bexar TX Hospital District GO TOB VRDO	0.290%	5/7/20		11,480	11,480
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.150%	5/5/20		15,300	15,300
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/21	(Prere.)	9,175	9,417
[1]	Conroe TX Independent School District GO TOB VRDO	0.190%	5/1/20		7,470	7,470
[1]	Corpus Christi TX Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	5,265	5,265
[1]	Corsicana TX Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	9,410	9,410
[1]	Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.190%	5/1/20		3,735	3,735

34

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Dallas Area Rapid Transit Sales Tax Revenue CP	1.100%	6/2/20		16,500	16,500
[1]	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.320%	5/7/20		5,500	5,500
[1]	Dallas TX GO TOB VRDO	0.260%	5/7/20	LOC	4,780	4,780
	Dallas TX Waterworks & Sewer System Revenue CP	1.200%	5/1/20		50,300	50,300
[1]	Denton TX GO TOB VRDO	0.260%	5/7/20	LOC	8,980	8,980
	Denton TX Independent School District GO VRDO	0.250%	5/7/20		28,405	28,405
[1]	Duncanville TX Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	9,500	9,500
[1]	El Paso TX GO TOB VRDO	0.260%	5/7/20	LOC	7,000	7,000
[1]	El Paso TX GO TOB VRDO	0.260%	5/7/20	LOC	4,750	4,750
[1]	El Paso TX Independent School District GO TOB VRDO	0.270%	5/7/20		3,330	3,330
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.250%	5/7/20		17,820	17,820
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.270%	5/7/20	LOC	16,775	16,775
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.270%	5/7/20		23,145	23,145
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.290%	5/7/20		19,765	19,765
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	0.320%	5/7/20		8,625	8,625
[1]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	0.220%	5/1/20	LOC	14,410	14,410
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) VRDO	0.230%	5/7/20		50,000	50,000
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Memorial Hermann Health System) CP	1.100%	6/1/20		37,550	37,550
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.170%	7/1/20		45,000	45,000
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	1.170%	7/1/20		20,105	20,105
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	0.850%	7/16/20		39,325	39,325
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) CP	0.850%	7/16/20		38,770	38,770
	Harris County TX GO CP	0.900%	6/4/20		45,860	45,860
	Harris County TX GO CP	0.900%	6/4/20		32,070	32,070
[1]	Harris County TX GO TOB VRDO	0.260%	5/7/20		8,160	8,160
[1]	Harris County TX GO TOB VRDO	0.260%	5/7/20	LOC	10,000	10,000
[1]	Harris County TX GO TOB VRDO	0.320%	5/7/20		8,070	8,070

35

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.160%	5/1/20		7,750	7,750
	Harris County TX Hospital District Revenue VRDO	0.250%	5/7/20	LOC	35,910	35,910
[1]	Harris County TX Revenue TOB VRDO	0.320%	5/7/20		7,500	7,500
[1,2]	Hays TX Consolidated Independent School District GO TOB VRDO	0.190%	5/1/20		4,670	4,670
[1]	Houston TX Community College System TOB VRDO	0.260%	5/7/20		11,250	11,250
[1]	Houston TX Community College System TOB VRDO	0.260%	5/7/20		5,560	5,560
	Houston TX Combined Utility System CP	1.200%	5/1/20	LOC	4,000	4,000
	Houston TX Combined Utility System CP	1.100%	5/4/20		20,000	20,000
	Houston TX Combined Utility System CP	1.300%	5/15/20		25,000	25,000
[1]	Houston TX GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.260%	5/7/20		6,665	6,665
	Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	24,305	24,758
[1]	Houston TX Utility System Revenue TOB VRDO	0.280%	5/7/20		12,240	12,240
	Houston TX Utility System Revenue VRDO	0.210%	5/7/20	LOC	9,600	9,600
	Houston TX Utility System Revenue VRDO	0.210%	5/7/20	LOC	50,000	50,000
	Houston TX Utility System Revenue VRDO	0.210%	5/7/20	LOC	23,300	23,300
	Houston TX Utility System Revenue VRDO	0.210%	5/7/20	LOC	14,825	14,825
	Houston TX Utility System Revenue VRDO	0.210%	5/7/20		95,995	95,995
[1]	Humble TX Independent School District GO TOB VRDO	0.190%	5/1/20		8,000	8,000
[1,2]	Judson TX Independent School District GO TOB VRDO	0.250%	5/7/20		10,485	10,485
[1]	Lamar TX Consolidated Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Lone Star TX College System GO TOB VRDO	0.260%	5/7/20	LOC	19,065	19,065
[1]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	0.260%	5/7/20	LOC	47,500	47,500
	Lower Colorado River Authority Texas Transmission Services 2012	0.700%	5/14/20	LOC	6,200	6,200
	Lower Neches Valley Auth. Texas IDR (Mobil Oil Refining Corp.) VRDO	0.170%	5/1/20		15,100	15,100
	Mesquite TX Independent School District School Building VRDO	0.500%	5/7/20		12,565	12,565
[1]	Montgomery TX Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
	New Braunfels TX Utility System Revenue CP	1.100%	5/13/20		8,000	8,000
[1]	New Hope TX Cultural Education Facilities Finance Corp. (Children’s Health System of Texas) TOB VRDO	0.260%	5/7/20		3,985	3,985
	North East TX Independent School District CP	1.170%	5/7/20		4,000	4,000

36

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North East TX Independent School District CP	1.060%	7/14/20		2,250	2,250
	North East TX Independent School District CP	1.160%	8/10/20		2,000	2,000
	North East TX Independent School District GO	5.000%	8/1/20		21,685	21,887
[1]	North Texas Municipal Water District Water System Revenue TOB VRDO	0.190%	5/1/20		50,920	50,920
[1,2]	North Texas Tollway Authority System Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.200%	0.420%	7/1/20	LOC	6,000	6,000
	Northwest Independent School District Texas GO VRDO	0.500%	5/7/20		12,870	12,870
[1]	Princeton TX Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	5,600	5,600
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	0.230%	5/7/20		26,850	26,850
	Riesel TX Industrial Development Corp. Solid Waste Disposal Revenue (Sandy Creek Energy Associates, LP) VRDO	0.230%	5/7/20	LOC	50,000	50,000
	Riesel TX Industrial Development Corp. Solid Waste Disposal Revenue (Sandy Creek Energy Associates, LP) VRDO	0.230%	5/7/20	LOC	50,000	50,000
[1]	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/7/20		20,395	20,395
[1]	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.310%	5/7/20		7,500	7,500
	San Antonio TX Electric and Gas CP	1.150%	7/1/20		20,000	20,000
	San Antonio TX Electric and Gas CP	0.800%	9/1/20		51,625	51,625
	San Antonio TX Electric and Gas CP	0.790%	9/10/20		3,800	3,800
	San Antonio TX GO	5.000%	8/1/20		5,415	5,465
[1]	San Antonio TX Public Facilities Corp. Lease Revenue (Convention Center Expansion Project) TOB VRDO	0.260%	5/7/20		10,705	10,705
	San Antonio TX Water Revenue CP	1.070%	6/3/20		20,000	20,000
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) TOB VRDO	0.260%	5/7/20		5,555	5,555
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.260%	5/7/20		14,105	14,105
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.260%	5/7/20	LOC	25,000	25,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	0.120%	5/1/20	LOC	47,935	47,935

37

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.230%	5/7/20	LOC	5,700	5,700
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.260%	5/7/20	LOC	9,655	9,655
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	0.320%	5/7/20		5,000	5,000
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) TOB VRDO	0.320%	5/7/20		6,250	6,250
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources) VRDO	0.250%	5/7/20		65,685	65,685
[1]	Tarrant TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Obligated Group) TOB VRDO	0.260%	5/7/20		10,760	10,760
[1]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.260%	5/7/20		5,885	5,885
[1]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.260%	5/7/20		2,515	2,515
[1]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.320%	5/7/20		3,730	3,730
[1]	Texas Department of Housing & Community Affairs Revenue TOB VRDO	0.320%	5/7/20		5,865	5,865
	Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	0.260%	5/7/20		10	10
	Texas GO	4.000%	8/27/20		609,005	614,288
	Texas GO	5.000%	4/1/21		4,300	4,438
	Texas GO VRDO	0.250%	5/7/20		4,900	4,900
	Texas GO VRDO	0.260%	5/7/20		44,935	44,935
	Texas State University System Financing System Revenue	4.000%	3/15/21		5,285	5,387
	Texas State University System Financing System Revenue (Extendible) CP	3.500%	12/13/20		82,260	82,260
[1]	Texas Water Development Board Revenue TOB VRDO	0.190%	5/1/20		3,750	3,750
[1]	Texas Water Development Board Revenue TOB VRDO	0.250%	5/7/20		5,900	5,900
[1]	Texas Water Development Board Revenue TOB VRDO	0.260%	5/7/20		27,060	27,060
[1]	Texas Water Development Board Revenue TOB VRDO	0.280%	5/7/20		10,000	10,000
[1]	Texas Water Development Board TOB VRDO	0.240%	5/7/20		10,135	10,135
[1]	Texas Water Development Board TOB VRDO	0.270%	5/7/20		6,640	6,640
	University of Houston Texas Revenue	5.000%	2/15/21		10,585	10,916
	University of North Texas Revenue Financing System (Extendible) CP	0.770%	1/17/21		9,935	9,935

38

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Texas System Permanent University Fund CP	0.760%	5/1/20		25,000	25,000
	University of Texas System Permanent University Fund CP	1.010%	5/4/20		14,500	14,500
	University of Texas System Permanent University Fund CP	1.300%	5/6/20		10,000	10,000
	University of Texas System Permanent University Fund CP	1.290%	5/21/20		25,000	25,000
	University of Texas System Permanent University Fund CP	0.310%	6/2/20		25,000	25,000
	University of Texas System Permanent University Fund CP	1.040%	7/9/20		25,000	25,000
	University of Texas System Permanent University Fund CP	0.920%	8/13/20		25,000	25,000
	University of Texas System Permanent University Fund CP	1.180%	8/25/20		12,500	12,500
	University of Texas System Permanent University Fund CP	1.180%	8/27/20		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	1.150%	5/4/20		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	1.150%	5/5/20		10,000	10,000
	University of Texas System Revenue Financing System Revenue CP	1.150%	5/7/20		24,478	24,478
	University of Texas System Revenue Financing System Revenue CP	1.150%	5/22/20		16,660	16,660
	University of Texas System Revenue Financing System Revenue CP	1.060%	7/8/20		10,500	10,500
	University of Texas System Revenue Financing System Revenue CP	1.040%	7/9/20		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	0.750%	8/12/20		23,500	23,500
	University of Texas System Revenue Financing System Revenue CP	0.800%	8/12/20		12,500	12,500
	University of Texas System Revenue Financing System Revenue CP	0.920%	8/13/20		20,000	20,000
	University of Texas System Revenue Financing System Revenue CP	0.920%	8/13/20		25,000	25,000
	University of Texas System Revenue Financing System Revenue CP	0.800%	8/14/20		21,000	21,000
	University of Texas System Revenue Financing System Revenue CP	0.800%	8/14/20		25,000	25,000
	University of Texas System Revenue Financing System Revenue VRDO	0.200%	5/7/20		38,855	38,855
[1]	Whitehouse Independent School District GO TOB VRDO	0.260%	5/7/20	LOC	4,750	4,750
						3,154,314
Utah (0.4%)
[1]	Intermountain Power Agency Utah Power Supply Revenue TOB VRDO	0.260%	5/7/20	LOC	3,865	3,865
[1]	University of Utah Revenue TOB VRDO	0.220%	5/1/20	(Prere.)	10,680	10,680
[1]	Utah Board of Regents Revenue TOB VRDO	0.320%	5/7/20		5,160	5,160

39

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	Utah County UT Hospital Revenue (IHC Health Services) VRDO	0.200%	5/7/20		38,515	38,515
	Utah County UT Hospital Revenue (IHC Health Services) VRDO	0.200%	5/7/20		7,560	7,560
	Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.280%	5/7/20		1,910	1,910
[1]	Utah Transit Authority Sales Tax Revenue TOB VRDO	0.320%	5/7/20		6,670	6,670
						74,360
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen Health Care Project) VRDO	0.220%	5/7/20	LOC	17,430	17,430

Virginia (1.0%)
	Albemarle County VA Economic Development Hospital Revenue (Sentara Martha Jefferson Hospital) VRDO	0.230%	5/7/20		41,600	41,600
[1,2]	Alexandria VA GO TOB VRDO	0.270%	5/7/20		4,800	4,800
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	0.250%	5/7/20		53,025	53,025
[1,2]	Hampton Roads VA Sanitation & Wastewater District Revenue TOB VRDO	0.250%	5/7/20		11,000	11,000
[1]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.260%	5/7/20		11,250	11,250
[1]	Hampton Roads VA Transportation Accountability Commission Revenue TOB VRDO	0.260%	5/7/20		7,830	7,830
[1,2]	Portsmouth VA GO TOB PUT	0.190%	5/1/20		4,710	4,710
	Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth Loan Program) VRDO	0.320%	5/1/20	LOC	1,685	1,685
[1]	Suffolk VA GO TOB VRDO	0.250%	5/7/20		4,595	4,595
[1,2]	University of Virginia Revenue TOB VRDO	0.270%	5/7/20		5,300	5,300
[1]	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs) TOB VRDO	0.260%	5/7/20		6,825	6,825
[1,2]	Virginia GO TOB VRDO	0.190%	5/1/20		16,330	16,330
[1]	Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.270%	5/7/20		5,000	5,000
						173,950

40

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Washington (1.8%)
[1]	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.190%	5/1/20		2,885	2,885
[1]	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.190%	5/1/20		2,665	2,665
[1]	City of Seattle WA Municipal Light & Power Revenue TOB VRDO	0.260%	5/7/20		3,000	3,000
[1]	King County WA Public Hospital District No 2. GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	King County WA School District No. 401 GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1,2]	King County WA School District No. 414 GO TOB VRDO	0.190%	5/1/20		8,800	8,800
[1]	King County WA Sewer Revenue TOB VRDO	0.260%	5/7/20		1,700	1,700
[1]	King County WA Sewer Revenue TOB VRDO	0.260%	5/7/20		14,945	14,945
[1]	Lewis & Thurston Counties WA School District No. 401 Centralia GO TOB VRDO	0.260%	5/7/20	LOC	5,000	5,000
[1]	Northwest Energy Washington Electric Revenue (Columbia Generating Station) TOB VRDO	0.260%	5/7/20		8,250	8,250
[1]	Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.190%	5/1/20		2,650	2,650
	Port of Tacoma WA Revenue VRDO	0.300%	5/7/20	LOC	28,830	28,830
	Port of Tacoma WA Revenue VRDO	0.300%	5/7/20	LOC	14,615	14,615
[1]	Port of Tacoma WA TOB VRDO	0.330%	5/7/20		11,610	11,610
[1,2]	Seattle WA Drain and Wastewater Revenue TOB VRDO	0.190%	5/1/20		37,990	37,990
[1,2]	Seattle WA Municipal Light & Power Revenue TOB VRDO	0.190%	5/1/20		14,135	14,135
[1,2]	Seattle WA Water System Revenue TOB VRDO	0.190%	5/1/20		15,875	15,875
	Skagit County WA Public Hospital District Revenue	5.750%	12/1/20	(Prere.)	4,000	4,102
[1]	Spokane County WA School District GO TOB VRDO	0.260%	5/7/20	LOC	5,700	5,700
[1]	Spokane WA County School District No. 354 Mead GO TOB VRDO	0.260%	5/7/20	LOC	5,545	5,545
	Washington COP	5.000%	7/1/20		6,265	6,304
[1]	Washington GO TOB VRDO	0.190%	5/1/20		4,700	4,700
[1]	Washington GO TOB VRDO	0.260%	5/7/20		7,750	7,750
[1]	Washington GO TOB VRDO	0.260%	5/7/20		5,740	5,740
[1]	Washington GO TOB VRDO	0.260%	5/7/20	LOC	4,750	4,750
[1]	Washington Health Care Facilities Authority Revenue (Children’s Hospital & Regional Medical Center) TOB VRDO	0.280%	5/7/20		21,280	21,280
[1]	Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.250%	5/7/20		1,875	1,875

41

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.250%	5/7/20		25,180	25,180
[1]	Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.260%	5/7/20		3,275	3,275
[1]	Washington Higher Education Facilities Authority Revenue (Gonzaga University) TOB VRDO	0.300%	5/7/20	LOC	5,880	5,880
	Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.250%	5/7/20		20,300	20,300
	Washington Housing Finance Commission Multi-Family Housing Revenue (Merrill Gardens at Kirkland Project) VRDO	0.250%	5/7/20	LOC	24,600	24,600
						329,931
West Virginia (1.0%)
	Cabell WV University Facilities Revenue VRDO	0.290%	5/7/20	LOC	64,245	64,245
[1]	Morgantown WV Combined Utility System Revenue TOB VRDO	0.300%	5/7/20	LOC	1,475	1,475
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.290%	5/7/20	LOC	7,025	7,025
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	0.260%	5/7/20	LOC	103,870	103,870
						176,615
Wisconsin (3.4%)
	Madison WI GO	3.000%	10/1/20		8,045	8,098
[1,2]	Milwaukee WI Metropolitan Sewer District GO TOB VRDO	0.190%	5/1/20		5,360	5,360
	Milwaukee WI RAN	3.000%	5/7/20		30,000	30,006
	Milwaukee WI RAN	2.000%	10/1/20		175,000	175,532
	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.180%	5/1/20		30,615	30,615
[1,2]	Verona WI Area School District GO TOB VRDO	0.250%	5/7/20		17,740	17,740
	Wisconsin GO (Extendible) CP	1.110%	10/3/20		45,910	45,910
	Wisconsin GO (Extendible) CP	1.110%	10/4/20		12,510	12,510
	Wisconsin GO (Extendible) CP	1.090%	10/11/20		42,574	42,574
	Wisconsin GO (Extendible) CP	1.200%	11/3/20		12,625	12,625
	Wisconsin GO (Extendible) CP	0.650%	1/12/21		57,494	57,494
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.260%	5/7/20		5,000	5,000
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.290%	5/7/20		3,735	3,735

42

Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.320%	5/7/20		1,332	1,332
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.320%	5/7/20		12,000	12,000
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) TOB VRDO	0.250%	5/7/20		6,000	6,000
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.) TOB VRDO	0.260%	5/7/20		5,000	5,000
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	0.320%	5/7/20		11,615	11,615
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) TOB VRDO	0.320%	5/7/20		3,320	3,320
[1]	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group) TOB VRDO	0.300%	5/7/20	LOC	1,880	1,880
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.250%	5/7/20		43,120	43,120
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.250%	5/7/20		20,200	20,200
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.250%	5/7/20		18,325	18,325
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.250%	5/7/20		14,860	14,860
	Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.250%	5/7/20		23,305	23,305
[1]	Wisconsin Housing & Economic Development Authority TOB VRDO	0.260%	5/7/20		9,690	9,690
						617,846
Wyoming (0.2%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		27,300	27,300
	Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		4,980	4,980
						32,280
Total Tax-Exempt Municipal Bonds (Cost $17,287,011)						17,287,011

43

Municipal Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
[4] Vanguard Municipal Cash Management Fund (Cost $857,070)	0.264%	8,570,640	857,236
Total Investments (99.6%) (Cost $18,144,081)			18,144,247
Other Assets and Liabilities—Net (0.4%)			66,422
Net Assets (100%)			18,210,669

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $7,257,379,000, representing 39.9% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A key to abbreviations and other references follows the Schedule of Investments.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

45

Municipal Money Market Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,287,011)	17,287,011
Affiliated Issuers (Cost $857,070)	857,236
Total Investments in Securities	18,144,247
Investment in Vanguard	920
Cash	19,240
Receivables for Investment Securities Sold	22,869
Receivables for Accrued Income	88,208
Receivables for Capital Shares Issued	50,605
Other Assets	14,744
Total Assets	18,340,833
Liabilities
Payables for Investment Securities Purchased	78,153
Payables for Capital Shares Redeemed	49,468
Payables for Distributions	1,256
Payables to Vanguard	1,287
Total Liabilities	130,164
Net Assets	18,210,669

At April 30, 2020, net assets consisted of:

Paid-in Capital	18,210,018
Total Distributable Earnings (Loss)	651
Net Assets	18,210,669

Net Assets
Applicable to 18,208,018,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,210,669
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

46

Municipal Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	122,221
Total Income	122,221
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,251
Management and Administrative	9,825
Marketing and Distribution	1,513
Custodian Fees	13
Shareholders’ Reports	24
Trustees’ Fees and Expenses	5
Total Expenses	13,631
Expenses Paid Indirectly	(13)
Net Expenses	13,618
Net Investment Income	108,603
Realized Net Gain (Loss) on Investment Securities Sold[1]	469
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	122
Net Increase (Decrease) in Net Assets Resulting from Operations	109,194

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,780,000, ($11,000), and $122,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,603	264,483
Realized Net Gain (Loss)	469	(24)
Change in Unrealized Appreciation (Depreciation)	122	45
Net Increase (Decrease) in Net Assets Resulting from Operations	109,194	264,504
Distributions[1]
Total Distributions	(108,546)	(264,481)
Capital Share Transactions (at $1.00 per share)
Issued	7,940,876	11,242,372
Issued in Lieu of Cash Distributions	96,541	238,798
Redeemed	(7,938,118)	(11,033,267)
Net Increase (Decrease) from Capital Share Transactions	99,299	447,903
Total Increase (Decrease)	99,947	447,926
Net Assets
Beginning of Period	18,110,722	17,662,796
End of Period	18,210,669	18,110,722

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Municipal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.006[1]	.015[1]	.012[1]	.007[1]	.0025	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.015	.012	.007	.0025	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.015)	(.012)	(.007)	(.0025)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.015)	(.012)	(.007)	(.0025)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.60%	1.48%	1.21%	0.66%	0.25%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,211	$18,111	$17,663	$17,360	$16,124	$17,222
Ratio of Total Expenses to Average Net Assets[3]	0.15%	0.15%	0.15%	0.15%	0.12%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.47%	1.20%	0.66%	0.24%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2016 and 0.15% for 2015. For the six months ended April 30, 2020, and the years ended October 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

50

Municipal Money Market Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $920,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

51

Municipal Money Market Fund

E.  As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	18,144,081
Gross Unrealized Appreciation	222
Gross Unrealized Depreciation	(56)
Net Unrealized Appreciation (Depreciation)	166

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $26,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

52

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant peer group. The board concluded that the performance was such that the advisory arrangement should continue.

53

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

54

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Connect with Vanguard® > vanguard.com

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Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q452 062020

Semiannual Report | April 30, 2020 Vanguard Municipal Bond Funds

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Short-Term Tax-Exempt Fund	3
Limited-Term Tax-Exempt Fund	60
Intermediate-Term Tax-Exempt Fund	173
Long-Term Tax-Exempt Fund	332
High-Yield Tax-Exempt Fund	376
Trustees Approve Advisory Arrangements	429
Liquidity Risk Management	430

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,001.79	$0.85
AdmiralTM Shares	1,000.00	1,002.19	0.45
Limited-Term
Investor Shares	$1,000.00	$996.15	$0.84
Admiral Shares	1,000.00	996.55	0.45
Intermediate-Term
Investor Shares	$1,000.00	$987.82	$0.84
Admiral Shares	1,000.00	988.22	0.44
Long-Term
Investor Shares	$1,000.00	$980.14	$0.84
Admiral Shares	1,000.00	980.53	0.44
High-Yield
Investor Shares	$1,000.00	$952.75	$0.83
Admiral Shares	1,000.00	953.13	0.44
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
Limited-Term
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
Intermediate-Term
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
Long-Term
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
High-Yield
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Short-Term Tax-Exempt Fund

Fund Allocation

As of April 30, 2020

Texas	15.3%
New York	14.5
Illinois	5.9
California	5.9
Pennsylvania	5.6
Maryland	3.9
Georgia	3.7
Massachusetts	3.7
New Jersey	3.6
Ohio	3.2
Florida	2.8
Connecticut	2.4
Virginia	2.3
Washington	2.2
Michigan	1.8
Multiple States	1.8
Louisiana	1.7
North Carolina	1.5
Tennessee	1.4
Nevada	1.3
Kentucky	1.3
Colorado	1.3
Alabama	1.2
Arizona	1.2
South Carolina	1.0
Indiana	1.0
Other	8.5

The table reflects the fund’s investments, except for temporary cash investments.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (1.2%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,500	1,502
[1] Alabama Federal Aid Highway Finance Authority GAN TOB VRDO	0.370%	5/7/20	(Prere.)	8,000	8,000
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	60	66
Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) PUT	1.850%	11/1/22		5,165	5,200
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21		1,000	1,040
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22		2,255	2,396
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		24,220	25,313
[2] Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	1.560%	12/1/23		10,500	9,928
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	10/1/21		540	554
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	10/1/22		330	344
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	4/1/23		700	732
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	4/1/24		595	629
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	10/1/25		405	434
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	10/1/26		810	876
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26		5,000	5,359
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		38,995	39,758
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		26,500	27,518
Huntsville AL GO	5.000%	5/1/22		1,170	1,263
Jasper AL GO	5.000%	3/1/24	(Prere.) (15)	4,500	5,198
Jefferson County AL GO	5.000%	4/1/21		2,000	2,070
Jefferson County AL GO	5.000%	4/1/22		3,500	3,752
Jefferson County AL GO	5.000%	4/1/23		1,375	1,519
Jefferson County AL Revenue	5.000%	9/15/20		1,250	1,268
Jefferson County AL Revenue	5.000%	9/15/21		1,625	1,711
Jefferson County AL Revenue	5.000%	9/15/22		625	680
Lower AL Gas District Gas Project Revenue	4.000%	12/1/23		500	525
Lower AL Gas District Gas Project Revenue	4.000%	12/1/24		1,000	1,060
Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25		3,400	3,617
Prattville AL Industrial Development Board Environmental Improvement Revenue (International Paper Co.) PUT	2.000%	10/1/24		850	816
Prattville AL Industrial Development Board Environmental Improvement Revenue (International Paper Co.) PUT	2.000%	10/1/24		825	792
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/21		3,000	3,072
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21		1,250	1,275
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/22		5,000	5,242
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22		1,225	1,270
Southeast Alabama Gas Supply District Revenue	5.000%	4/1/23		10,395	11,117
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23		2,000	2,096
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		6,675	7,013
Troy University AL Facilities Revenue	4.000%	11/1/20	(15)	1,000	1,015
Troy University AL Facilities Revenue	4.000%	11/1/22	(15)	2,000	2,123
Troy University AL Facilities Revenue	5.000%	11/1/24	(15)	500	573
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/20		420	426
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/21		460	484
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/22		500	539
					190,165
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/22		1,775	1,901
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/23		1,000	1,084
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/24		1,125	1,248
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25		1,870	2,110
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20		6,900	6,967
Anchorage AK GO	5.000%	9/1/22		1,500	1,638

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anchorage AK GO	5.000%	9/1/22		1,000	1,092
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22		1,500	1,632
	North Slope Borough AK GO	5.000%	6/30/20	(Prere.)	5,000	5,034
	North Slope Borough AK GO	5.000%	6/30/20		625	629
	North Slope Borough AK GO	5.000%	6/30/21		625	654
	North Slope Borough AK GO	5.000%	6/30/22		950	992
						24,981
Arizona (1.2%)
	Arizona COP	5.000%	10/1/20		10,000	10,177
	Arizona COP	5.000%	10/1/21		8,000	8,468
	Arizona COP	5.000%	10/1/22		9,000	9,817
	Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/23		1,750	1,895
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/23		1,125	1,227
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/23		1,750	1,933
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/24		1,515	1,694
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/24		1,580	1,786
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/25		1,645	1,880
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/25		1,500	1,732
	Arizona Lottery Revenue	5.000%	7/1/21		3,530	3,700
	Arizona Lottery Revenue	5.000%	7/1/22		7,500	8,123
	Arizona Lottery Revenue	5.000%	7/1/23		2,500	2,796
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20		2,000	2,014
	Arizona Transportation Board Highway Revenue	5.000%	7/1/21	(Prere.)	1,685	1,770
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	125	136
	Arizona Transportation Board Highway Revenue	5.000%	7/1/23		5,740	6,428
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		2,365	2,586
	Chandler AZ Excise Tax Revenue	5.000%	7/1/23		1,440	1,615
	Glendale AZ GO	4.000%	7/1/20	(4)	2,920	2,935
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/22		11,000	11,981
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/24		500	574
[2]	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.600%	10/18/22		13,325	13,122
[1]	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) TOB VRDO	0.310%	5/7/20		5,730	5,730
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/21		750	789
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/22		1,000	1,069
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/23		500	547
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/22		2,500	2,711
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		11,870	12,441
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		11,565	12,121
	Phoenix AZ GO	4.000%	7/1/20		10,095	10,148
	Phoenix AZ GO	4.000%	7/1/24		2,025	2,146
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/21		315	312
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/22		650	638
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	(Prere.)	4,215	4,407
	Pima County AZ Sewer Revenue	5.000%	7/1/21		3,000	3,142
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/22		1,000	1,086
	Salt River AZ Project Agricultural Improvement & Power District Revenue	5.000%	12/1/23		8,990	9,557
	Scottsdale AZ Industrial Development Authority Hospital Revenue (Scottsdale Healthcare Hospitals) VRDO	0.010%	5/5/20	(4)	11,575	11,575
	Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23		9,450	8,850
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/21		250	263
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/22		425	453
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/23		375	410
						186,784
Arkansas (0.0%)
[2]	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.770%	9/1/22		700	700
	Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	3.250%	6/15/22		100	102
	Rogers AR School District No. 30 GO	5.000%	2/1/21		1,500	1,545
						2,347
California (5.8%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		12,385	12,437
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		8,750	8,889
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		15,350	15,626

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24	250	251
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, 70% of 3M USD LIBOR + 0.550%	1.550%	4/1/21	24,240	24,080
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.920%	4/1/21	2,575	2,558
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23	4,690	4,606
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23	6,305	6,192
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.320%	4/1/24	7,275	7,163
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	605	653
[2]	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.220%	0.440%	12/1/20	15,900	15,893
[2]	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.590%	12/1/22	32,200	32,104
§	California Department of Water Resources Water System Revenue CP	1.500%	5/14/20	8,658	8,658
[3]	California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/21	375	382
[3]	California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/22	1,000	1,037
	California GO	5.000%	8/1/20	20,000	20,217
	California GO	5.000%	8/1/20	10,325	10,437
	California GO	5.000%	9/1/20	10,075	10,222
	California GO	5.000%	11/1/21	43,230	45,883
	California GO	5.000%	11/1/21	14,180	15,050
	California GO	5.000%	3/1/22	15,000	16,094
	California GO	5.000%	4/1/22	14,500	15,605
	California GO	5.000%	4/1/22	1,465	1,577
	California GO	5.000%	9/1/22	150	163
	California GO	5.000%	9/1/22	150	163
	California GO	5.000%	9/1/22	1,790	1,946
	California GO	5.250%	9/1/22	200	219
	California GO	5.000%	10/1/22	5,000	5,452
	California GO	5.000%	3/1/23	3,140	3,466
	California GO	5.000%	8/1/23	2,590	2,895
	California GO	5.000%	10/1/23	4,125	4,634
	California GO	5.000%	12/1/23	200	226
	California GO	5.000%	2/1/24	200	220
	California GO	5.000%	10/1/24	750	866
	California GO PUT	4.000%	12/1/21	8,225	8,473
[2]	California GO PUT, 70% of 1M USD LIBOR + 0.700%	1.395%	12/1/20	17,200	17,134
[2]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	1.455%	12/1/21	17,575	17,437
[2]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	5/1/20	2,380	2,364
[2]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.510%	12/1/20	46,600	46,405
[2]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.600%	12/1/22	68,915	67,976
[2]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.650%	12/1/23	2,000	1,966
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	3.000%	3/1/24	9,850	10,109
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,031
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	50	55
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	11,400	11,420
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	1,831
[3]	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	8,025	8,627
[1]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.370%	5/7/20	9,715	9,715
[1]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.370%	5/7/20	2,700	2,700
	California Housing Finance Agency Revenue	1.450%	4/1/22	5,000	4,992
[2]	California Housing Finance Agency Revenue, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23	1,450	1,424
[2]	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) PUT, 70% of 1M USD LIBOR + 0.950%	1.209%	11/1/20	575	575
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	0.686%	8/1/21	15,200	14,987
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	0.686%	8/1/21	375	370
[2]	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	0.890%	4/1/21	6,640	6,577
[2]	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	0.890%	4/1/21	4,830	4,784
[2]	California Infrastructure & Economic Development Bank Revenue (Museum Associates) PUT, 70% of 1M USD LIBOR + 0.650%	0.909%	2/1/21	275	274
[2]	California Infrastructure & Economic Development Bank Revenue PUT, 70% of 1M USD LIBOR + 0.650%	0.909%	2/1/21	25,000	24,873

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	12/1/20		3,650	3,650
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20		305	308
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/20		325	328
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/21		250	258
	California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/22		250	263
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21		1,000	1,023
[2]	California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	3.000%	7/1/20		40,000	40,026
	California Public Works Board Lease Revenue	5.000%	3/1/21		200	207
	California Public Works Board Lease Revenue	5.000%	3/1/22		800	856
	California Public Works Board Lease Revenue	5.000%	3/1/23		600	661
	California Public Works Board Lease Revenue	5.000%	3/1/24		1,000	1,133
	California State University Systemwide Revenue PUT	4.000%	11/1/23		135	145
[2]	California Statewide Communities Development Authority Health Facility Revenue (Catholic Healthcare West)	1.430%	5/8/20	(4)	36,275	36,275
[2]	California Statewide Communities Development Authority Health Facility Revenue (Catholic Healthcare West)	1.430%	5/8/20	(4)	20,925	20,925
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/21		300	306
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/22		500	525
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ethel Arnold Bradley Apartments) PUT	1.250%	6/1/21		2,160	2,155
	California Statewide Communities Development Authority Multifamily Housing Revenue (Robert Farrell Manor and Western Gardens Apartments) PUT	1.250%	6/1/21		1,805	1,800
[2]	California Statewide Communities Development Authority Revenue (Dignity Health System Obligated Group)	1.500%	5/8/20	(4)	1,800	1,800
[1]	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24		10,405	11,442
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20		500	500
[2]	Contra Costa CA Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.940%	9/1/21		2,820	2,793
[2]	Eastern California Municipal Water District Water& Wastewater Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.989%	10/1/21		3,475	3,410
[2]	Eastern California Municipal Water District Water& Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	10/1/21		975	975
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/24	(Prere.)	36,200	42,942
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		1,250	1,296
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,335	3,343
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,745	2,833
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		7,165	7,593
	Long Beach CA Harbor Revenue	5.000%	12/15/20		18,500	18,990
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/23		550	614
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/23		295	332
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		30,000	31,514
[2]	Palomar Pomerado Health California COP	2.590%	5/6/20	(4)	18,200	18,200
	Palomar Pomerado Health California COP VRDO	2.790%	5/5/20	(4)	11,575	11,575
	Palomar Pomerado Health California COP VRDO	2.490%	5/7/20	(4)	8,325	8,325
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		335	360
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/17/23		400	440
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		10,000	10,943
	San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23		10	11
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.600%	5/13/20	LOC	25,000	25,014
	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,100	2,069
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21		5,000	5,015
[2]	Southern California Public Power Authority Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	5/1/21		29,315	29,057
	Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/22	(15)	1,400	1,523
	University of California Revenue	5.000%	5/15/23		100	111
	University of California Revenue PUT	5.000%	5/15/23		1,335	1,487
	Vernon CA Electric System Revenue	5.000%	8/1/20		5,165	5,201
	Vernon CA Electric System Revenue	5.000%	8/1/21		3,765	3,888
	Washington Township CA Health Care District Revenue	5.000%	7/1/20		625	628
[3]	Western California Municipal Water District Revenue PUT	1.500%	10/1/20		7,430	7,436
						934,467
Colorado (1.3%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20		1,455	1,491
	Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	5.000%	11/1/22		1,315	1,411
	Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	5.000%	11/1/23		1,100	1,209
	Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	5.000%	11/1/24		1,000	1,123

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		1,000	1,088
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/24		1,680	1,879
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/20	(ETM)	1,495	1,500
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	(ETM)	1,000	1,045
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	(ETM)	720	781
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.625%	6/1/23	(Prere.)	1,490	1,708
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23		3,140	3,231
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		2,500	2,820
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/21	(Prere.)	750	774
[2]	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	1.919%	11/12/20		6,125	6,053
[2]	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	1.919%	11/12/20		8,000	7,906
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21		325	324
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/25		325	312
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue	1.350%	2/1/22		2,400	2,391
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue (South Range Crossings Project) PUT	1.300%	1/1/21		2,500	2,501
[2]	Colorado Public Highway Authority Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.320%	9/1/21		3,500	3,497
[1]	Colorado Regional Transportation District CP TOB VRDO	0.320%	5/7/20		18,255	18,255
	Colorado Springs CO Utility System Revenue	5.000%	11/15/22		2,000	2,198
	Dawson Ridge CO Metropolitan District No. 1 GO	0.000%	10/1/22	(ETM)	6,000	5,872
[2]	Denver CO City & County Airport Revenue	1.500%	5/7/20	(12)	7,050	7,050
[2]	Denver CO City & County Airport Revenue	1.500%	5/8/20	(12)	14,575	14,575
	Denver CO City & County Airport Revenue	5.000%	11/15/22		5,000	5,094
	Denver CO City & County Airport Revenue PUT	5.000%	11/15/22		8,750	9,459
	Denver CO City & County Board of Water Commissioners Water Revenue	4.000%	12/15/22		1,085	1,135
	Dove Valley CO Metropolitan District GO	4.000%	12/1/21	(15)	250	261
	Dove Valley CO Metropolitan District GO	4.000%	12/1/23	(15)	225	247
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	12,225	10,922
[2]	E-470 Public Highway Authority Colorado Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.641%	9/1/21		3,125	3,096
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/21	(4)	400	425
	Interlocken Metropolitan District Colorado GO	5.000%	12/1/22	(4)	675	739
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23		795	876
	Metro CO Wastewater Reclamation District Revenue	5.000%	4/1/22		13,910	15,009
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22		14,350	14,426
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20		1,055	1,072
[3]	Regional Transportation District of Colorado COP	5.000%	6/1/24		2,485	2,734
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	1/15/22		2,800	2,802
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23		3,250	3,253
	Southlands CO Metropolitan District GO	3.000%	12/1/22		171	168
	University of Colorado Enterprise System Revenue	5.000%	6/1/22		720	778
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/24		13,075	13,297
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22		16,405	17,151
	University of Colorado Hospital Authority Revenue PUT	5.000%	11/15/24		10,000	11,348
	Vauxmont CO Metropolitan District GO	5.000%	12/15/21	(4)	100	106
[3]	Vauxmont CO Metropolitan District GO	5.000%	12/1/22	(4)	165	176
	Vauxmont CO Metropolitan District GO	5.000%	12/15/23	(4)	115	128
[3]	Vauxmont CO Metropolitan District GO	5.000%	12/1/24	(4)	200	224
	Vauxmont CO Metropolitan District GO	5.000%	12/15/25	(4)	125	145
						206,065
Connecticut (2.4%)
	Bridgeport CT GO	5.000%	8/15/20	(4)(ETM)	3,435	3,477
	Bridgeport CT GO	5.000%	8/15/20	(4)	3,680	3,721
	Connecticut GO	5.000%	6/15/20		2,920	2,934
	Connecticut GO	5.000%	9/15/20		1,590	1,614
	Connecticut GO	5.000%	4/15/21		6,000	6,215
	Connecticut GO	5.000%	6/15/21		2,780	2,896
	Connecticut GO	5.000%	2/15/22		7,000	7,429
	Connecticut GO	5.000%	4/15/22		3,750	4,001
	Connecticut GO	5.000%	4/15/22		500	533
	Connecticut GO	5.000%	5/15/22		1,500	1,554
	Connecticut GO	5.000%	5/15/22		925	985

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Connecticut GO	5.000%	6/15/22		4,675	4,990
	Connecticut GO	5.000%	10/1/22		1,425	1,446
	Connecticut GO	5.000%	10/15/22		6,295	6,780
	Connecticut GO	5.000%	11/1/22		500	526
	Connecticut GO	5.000%	12/15/22		395	427
	Connecticut GO	5.000%	1/15/23		4,445	4,813
	Connecticut GO	5.000%	4/15/23		3,375	3,577
	Connecticut GO	5.000%	4/15/23		2,405	2,620
	Connecticut GO	5.000%	4/15/23		3,510	3,824
	Connecticut GO	5.000%	6/15/23		1,105	1,209
	Connecticut GO	5.000%	9/15/23		1,310	1,442
	Connecticut GO	5.000%	10/15/23		3,665	4,043
	Connecticut GO	5.000%	10/15/23		500	537
	Connecticut GO	5.000%	11/1/23		295	310
	Connecticut GO	5.000%	11/15/23		1,020	1,128
	Connecticut GO	5.000%	1/15/24		12,950	14,348
[3]	Connecticut GO	5.000%	6/1/24		6,070	6,450
	Connecticut GO	5.000%	10/15/24		3,305	3,643
	Connecticut GO	5.000%	4/15/25		1,505	1,706
	Connecticut GO	4.000%	5/15/25		3,800	4,134
	Connecticut GO	5.000%	11/1/25		1,750	1,840
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/20		2,215	2,259
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/21		1,325	1,401
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/22		1,000	1,027
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/21		2,290	2,394
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/22		2,925	3,107
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/23		1,800	1,953
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/24		2,200	2,436
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/21		165	172
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/22		380	392
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/23		415	431
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/24		375	392
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/25		390	409
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/21		1,380	1,412
	Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22		765	786
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		23,645	23,776
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		16,990	17,084
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21		61,650	62,361
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		10,050	10,202
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		735	746
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		1,275	1,294
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		24,675	24,800
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		25,325	25,453
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		13,825	14,953
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		4,600	4,975
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		3,200	3,524
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/7/23		12,965	12,827
	Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.800%	7/1/24		13,750	13,879
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20		1,155	1,155
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21		13,640	13,653
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.625%	11/15/22		2,000	2,001
	Connecticut Special Tax Revenue	5.000%	10/1/22		3,605	3,902
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		2,500	2,539
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23		11,245	12,464
	Hartford County CT Metropolitan District GO	5.000%	7/15/21		1,310	1,374
	Hartford County CT Metropolitan District GO	5.000%	7/15/22		1,000	1,078
	Hartford County CT Metropolitan District GO	5.000%	7/15/22		2,500	2,694
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		525	581
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		1,000	1,106
	Hartford County CT Metropolitan District GO	5.000%	7/15/23		1,045	1,156
	New Haven CT GO	5.000%	8/15/21	(4)(ETM)	1,000	1,055
						384,355
Delaware (0.3%)
	Delaware GO	5.000%	2/1/21		1,560	1,608
	Delaware GO	5.000%	3/1/21		1,585	1,639
	Delaware GO	5.000%	8/1/24		2,740	3,087
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20		825	831
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23		12,990	14,058

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Castle County DE GO	5.000%	10/1/20		7,470	7,601
	New Castle County DE GO	5.000%	4/1/21		2,355	2,443
	New Castle County DE GO	5.000%	4/1/22		1,845	1,988
	New Castle County DE GO	5.000%	10/1/22		5,520	6,053
	University of Delaware Revenue	5.000%	11/1/20		725	740
	University of Delaware Revenue	5.000%	11/1/21		800	849
	University of Delaware Revenue	5.000%	11/1/22		1,110	1,217
	University of Delaware Revenue	5.000%	11/1/23		1,065	1,205
	University of Delaware Revenue	5.000%	11/1/24		1,115	1,297
						44,616
District of Columbia (0.2%)
	District of Columbia GO	5.000%	6/1/21		825	861
	District of Columbia Income Tax Revenue	5.000%	12/1/31		7,000	7,023
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/23	(Prere.)	250	285
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/23	(Prere.)	150	171
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	1.750%	10/1/24		3,600	3,549
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/21		630	657
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/22		3,445	3,700
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/23		820	904
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24		1,395	1,577
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/25		1,030	1,190
	Washington D.C. Convention & Sports Authority Revenue	5.000%	10/1/20		2,500	2,518
	Washington D.C. Convention & Sports Authority Revenue	5.000%	10/1/21		2,500	2,556
						24,991
Florida (2.7%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/21		330	350
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/22		350	376
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	4.000%	12/1/23		1,000	1,062
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/24		1,210	1,351
	Atlantic Beach FL Health Care Facilities Revenue (Fleet Landing Project)	3.000%	11/15/23		1,920	1,835
	Broward County FL GO	5.000%	1/1/21		1,255	1,289
	Broward County FL School Board COP	5.000%	7/1/20		5,470	5,505
	Broward County FL School Board COP	5.000%	7/1/22		4,830	5,244
	Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20	(4)	920	922
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21	(4)	1,155	1,164
	Clay County FL Sales Surtax Revenue	5.000%	10/1/22		655	716
	Clay County FL Sales Surtax Revenue	5.000%	10/1/23		405	457
	Clay County FL Sales Surtax Revenue	5.000%	10/1/24		370	430
	Escambia County FL Environmental Improvement Revenue (International Paper Co.) PUT	2.000%	10/1/24		825	792
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.800%	11/19/20		20,000	20,080
	Florida Board of Education Lottery Revenue	5.000%	7/1/21		21,010	22,038
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		4,670	5,059
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		300	336
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		4,895	5,483
	Florida Board of Education Public Education Revenue	5.000%	6/1/21		5,190	5,426
	Florida Board of Education Public Education Revenue	5.000%	6/1/22		4,885	5,292
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		13,160	13,250
	Florida Department of Management Services COP	5.000%	11/1/21		6,995	7,396
	Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/20		1,240	1,248
	Florida Department of Transportation GO	5.000%	7/1/22		3,450	3,749
	Florida Department of Transportation GO	5.000%	7/1/23		3,620	4,067
	Florida Department of Transportation GO	5.000%	7/1/25		1,000	1,046
	Florida Department of Transportation Turnpike System Revenue	5.000%	7/1/23		5,715	6,413
	Florida Governmental Utility Authority Revenue	4.000%	10/1/21	(4)	375	391
	Florida Governmental Utility Authority Revenue	5.000%	10/1/22	(4)	600	655
	Florida Governmental Utility Authority Revenue	5.000%	10/1/23	(4)	300	338
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/20		225	229
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/22		250	261
	Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/24		350	372
	Florida Municipal Power Agency Revenue	5.000%	10/1/20		6,090	6,194
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20		300	301
	Highlands County FL Health Facilities Authority Revenue (Adventist Health System) VRDO	0.220%	5/7/20		11,495	11,495
[2]	Hillsborough County FL Industrial Development Authority Health Systems Revenue (BayCare Health System)	0.200%	5/1/20	LOC	20,000	20,000
	Hillsborough County FL School Board COP	5.000%	7/1/21		1,500	1,568
	Hillsborough County FL School Board COP	5.000%	7/1/25		2,500	2,515

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Jacksonville Electric System Revenue TOB VRDO	0.420%	5/7/20		4,200	4,200
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,320	1,341
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,545	1,570
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		2,945	2,992
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		285	290
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20		1,500	1,504
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/22		1,625	1,630
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/21	(ETM)	1,500	1,589
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22	(ETM)	1,000	1,102
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,500	1,690
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,015	1,139
[1,2]	Jacksonville FL Electric System Revenue TOB, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	10/1/40		46,680	46,680
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20		815	831
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21		735	776
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22		765	821
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22		1,500	1,637
	Jacksonville FL Special Revenue	5.000%	10/1/20		2,500	2,543
	Jacksonville FL Special Revenue	5.000%	10/1/20		760	773
	Jacksonville FL Special Revenue	5.000%	10/1/20		4,000	4,069
[1]	Jacksonville FL Special Revenue TOB VRDO	0.280%	5/7/20		7,800	7,800
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/21		255	270
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/23		255	288
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20		7,215	7,372
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/22		1,000	1,068
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/23		440	477
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/24		775	860
	Manatee County FL School District Revenue	5.000%	10/1/20	(4)	1,000	1,017
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22		760	816
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/20		1,135	1,151
	Miami FL Packaging System Revenue	5.000%	10/1/22		890	970
	Miami FL Packaging System Revenue	5.000%	10/1/23		935	1,050
	Miami FL Packaging System Revenue	5.000%	10/1/24		885	1,022
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/22	(4)	1,115	1,187
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/23	(4)	1,170	1,287
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21	(4)	1,445	1,467
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		500	507
[1]	Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	0.340%	5/7/20		15,635	15,635
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		340	353
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22		1,430	1,528
	Miami-Dade County FL Expressway Authority Toll System Revenue	4.000%	7/1/23		775	824
	Miami-Dade County FL GO	5.000%	7/1/21		940	984
	Miami-Dade County FL GO	5.000%	7/1/23		3,045	3,370
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/22		3,010	3,239
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/23		1,200	1,351
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	(Prere.)	390	445
	Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/23	(Prere.)	125	144
	North Brevard County FL Hospital District Revenue	5.000%	1/1/22		1,660	1,743
	Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21		1,100	1,101
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23		4,000	4,395
[1]	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.) TOB VRDO	0.320%	5/7/20	LOC	11,715	11,715
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/24	(4)	1,250	1,353
	Orlando FL Tourist Development Tax Revenue	4.000%	11/1/20	(4)	1,000	1,015
	Orlando FL Tourist Development Tax Revenue	4.000%	11/1/21	(4)	1,000	1,044
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22	(4)	1,000	1,088
	Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20		10,455	10,593
	Osceola County FL Transportation Revenue	5.000%	10/1/21		150	156
	Osceola County FL Transportation Revenue	5.000%	10/1/22		160	170
	Osceola County FL Transportation Revenue	5.000%	10/1/23		200	218
	Osceola County FL Transportation Revenue	5.000%	10/1/24		170	189
	Osceola County FL Transportation Revenue	5.000%	10/1/25		140	159
	Palm Bay FL GO	5.000%	7/1/21	(4)	830	869
	Palm Bay FL GO	5.000%	7/1/22	(4)	870	943
	Palm Bay FL GO	5.000%	7/1/23	(4)	915	1,025
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		825	860
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		725	769
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		500	542
[2]	Pasco County FL School Board COP	2.240%	5/8/20	(2)	9,325	9,325

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pasco County FL School District Sales Tax Revenue	5.000%	10/1/21		1,000	1,053
	Reedy Creek FL Improvement District GO	5.000%	6/1/22		1,545	1,672
	South Broward FL Hospital District Revenue	5.000%	5/1/20		4,190	4,190
	South Florida Water Management District COP	5.000%	10/1/20		2,040	2,075
[1]	South Miami FL Health Facilities Authority (Baptist Health South Florida Obligated Group) TOB VRDO	0.350%	5/7/20		33,250	33,250
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20		1,125	1,136
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		1,250	1,303
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		1,075	1,140
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/24		375	415
[1]	South Miami FL Health Financing Authority (Baptist Health Obligated Group) TOB VRDO	0.320%	5/7/20		34,925	34,925
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20		1,600	1,629
	Tampa Bay FL Regional Water Supply Authority Utility System Revenue	5.000%	10/1/22		1,330	1,406
	Volusia County FL School Board COP	5.000%	8/1/20	(15)	400	404
						434,224
Georgia (3.7%)
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/21		4,800	5,009
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/22		1,290	1,386
[1]	Atlanta GA Airport Revenue TOB VRDO	0.260%	5/7/20	(4)	5,000	5,000
[1]	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.260%	5/7/20		7,000	7,000
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/21		7,530	7,951
	Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21		2,050	2,051
[1]	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) TOB VRDO	0.250%	5/7/20		3,750	3,750
[1]	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group) TOB VRDO	0.250%	5/7/20		2,250	2,250
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20		3,200	3,207
[2]	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21		28,470	28,782
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21		1,625	1,626
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/21		505	518
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22		1,165	1,194
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23		955	976
	Columbia County GA Water & Sewer Revenue	5.000%	6/1/22		1,245	1,347
	Columbia County GA Water & Sewer Revenue	5.000%	6/1/23		960	1,074
	Douglas County GA GO	5.000%	4/1/21		1,500	1,556
	Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.) PUT	5.000%	7/1/24		2,250	2,523
	Forsyth County GA School District GO	5.000%	2/1/22		2,750	2,945
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20		1,465	1,462
	Gainesville & Hall County GA Development Authority Retirement Community Revenue	5.000%	11/15/22		1,925	1,992
	Georgia GO	5.000%	7/1/20		1,255	1,264
	Georgia GO	5.000%	12/1/20		1,740	1,783
	Georgia GO	5.000%	2/1/21		25,000	25,769
	Georgia GO	5.000%	2/1/21		29,110	30,005
	Georgia GO	5.000%	7/1/21		4,770	4,999
	Georgia GO	5.000%	7/1/21		2,945	3,086
	Georgia GO	5.000%	7/1/21		6,870	7,199
	Georgia GO	5.000%	7/1/21		700	734
	Georgia GO	5.000%	7/1/21		47,720	50,009
	Georgia GO	5.000%	9/1/21		8,395	8,855
	Georgia GO	5.000%	10/1/21		6,970	7,376
	Georgia GO	5.000%	1/1/22		16,110	17,200
	Georgia GO	5.000%	2/1/22		1,660	1,778
	Georgia GO	5.000%	7/1/22		15,135	16,447
	Georgia GO	5.000%	7/1/22		12,385	13,459
	Georgia GO	5.000%	7/1/22		19,135	20,794
	Georgia GO	5.000%	1/1/23		3,450	3,813
	Georgia GO	5.000%	7/1/23		14,395	16,173
	Georgia GO	5.000%	9/1/23		240	262
	Georgia GO	5.000%	1/1/24		5,000	5,517
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		2,500	2,583
	Georgia Road & Tollway Authority Revenue	5.000%	6/1/20		29,890	29,986
	Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/20		6,665	6,686
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/23		800	874
	Henry County GA School District GO	5.000%	8/1/21		3,300	3,468
	Henry County GA School District GO	5.000%	8/1/22		5,250	5,714
	Henry County GA School District GO	5.000%	8/1/23		1,565	1,760

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/21	350	359
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/21	790	808
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/21	300	311
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/22	500	521
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/23	750	794
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	6/1/23	5,040	5,386
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/23	500	542
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/24	1,000	1,075
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/24	900	993
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/24	2,300	2,590
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/25	2,500	2,801
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/26	1,875	2,132
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	36,075	38,108
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	9,000	9,530
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	11,100	11,905
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	14,000	14,992
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.490%	12/1/23	15,000	14,383
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.790%	12/1/23	16,080	15,627
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,626
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,960	2,991
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	9,705	9,837
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,000	1,014
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	275	279
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	740	751
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	600	608
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	500	508
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,560	2,641
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	375	387
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	2,250	2,325
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	545	562
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	550	577
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,000	3,149
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	450	472
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	3,085	3,290
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	830	885
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	900	975
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,460
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,167
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/25	425	461
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/23	180	189
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/24	250	266
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/25	365	394
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	4,080	4,135
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/23	1,460	1,644
[2]	Private Colleges & University Authority of Georgia Revenue (Emory University) PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.640%	8/16/22	43,500	42,886
	Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20	6,165	6,268
	Savannah GA Economic Development Authority (International Paper Co.) PUT	2.000%	10/1/24	850	816
					586,612
Guam (0.0%)
	Guam Business Privilege Tax Revenue	5.000%	1/1/21	350	353
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	750	756
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21	500	508
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22	500	514
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23	175	182
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24	1,100	1,150
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	630	631
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/21	700	711
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/22	400	411
	Guam International Airport Authority Revenue	5.000%	10/1/21	350	348
	Guam International Airport Authority Revenue	5.000%	10/1/22	355	350
	Guam International Airport Authority Revenue	5.000%	10/1/23	1,430	1,393
					7,307
Hawaii (0.7%)
[2]	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/27/20	4,190	4,190
[2]	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/27/20	2,165	2,165
	Hawaii GO	5.000%	10/1/20	2,750	2,798

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hawaii GO	4.000%	5/1/21		8,090	8,342
	Hawaii GO	5.000%	12/1/21	(Prere.)	4,730	5,048
	Hawaii GO	5.000%	12/1/21	(Prere.)	4,570	4,877
	Hawaii GO	5.000%	12/1/21	(Prere.)	12,635	13,484
	Hawaii GO	5.000%	4/1/22		5,500	5,927
	Hawaii GO	4.000%	5/1/22		875	927
	Hawaii GO	5.000%	12/1/22		5,515	5,860
	Hawaii GO	5.000%	8/1/23	(Prere.)	1,280	1,445
	Hawaii GO	5.000%	10/1/23		2,015	2,274
	Hawaii GO	5.000%	11/1/23		2,285	2,506
	Hawaii GO	5.000%	12/1/23		1,435	1,524
	Honolulu HI City & County GO	4.000%	11/1/21		1,090	1,141
	Honolulu HI City & County GO	4.000%	9/1/22		2,095	2,237
	Honolulu HI City & County GO	5.000%	9/1/22		2,000	2,182
	Honolulu HI City & County GO PUT	5.000%	9/1/23		5,970	6,654
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,475	9,453
	Honolulu HI City & County GO PUT	5.000%	9/1/23		9,220	10,286
	Honolulu HI City & County GO PUT	5.000%	9/1/23		8,475	9,461
	Honolulu HI City & County GO PUT	5.000%	9/1/23		6,970	7,769
	Honolulu HI City & County GO PUT	5.000%	9/1/23		3,725	4,126
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/23		3,410	3,620
						118,296
Idaho (0.0%)
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/21		2,145	2,211
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/22		2,700	2,881
	Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/23		1,000	1,082
	University of Idaho Revenue	5.000%	4/1/23		360	392
	University of Idaho Revenue	5.000%	4/1/24	(15)	160	181
						6,747
Illinois (5.8%)
[1]	BFO Sales Tax Securitization Corp. IL TOB VRDO	0.320%	5/7/20		25,335	25,335
	Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/22		200	197
	Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/24		190	181
	Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/24		420	465
	Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/25		240	224
	Chicago IL Board of Education GO	0.000%	12/1/21	(14)	510	486
	Chicago IL Board of Education GO	0.000%	12/1/22	(14)	615	567
	Chicago IL Board of Education GO	5.000%	12/1/20		6,000	6,053
	Chicago IL Board of Education GO	5.000%	12/1/20		4,445	4,484
	Chicago IL Board of Education GO	5.000%	12/1/20		4,555	4,595
	Chicago IL Board of Education GO	5.000%	12/1/20		400	403
	Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	715	732
	Chicago IL Board of Education GO	5.000%	12/1/21		1,640	1,647
	Chicago IL Board of Education GO	5.000%	12/1/21		7,000	7,077
	Chicago IL Board of Education GO	5.000%	12/1/21		2,830	2,861
	Chicago IL Board of Education GO	5.000%	12/1/21		5,170	5,227
	Chicago IL Board of Education GO	5.000%	12/1/21		190	192
	Chicago IL Board of Education GO	5.250%	12/1/21	(14)	1,900	2,004
	Chicago IL Board of Education GO	5.000%	12/1/22	(4)	500	540
	Chicago IL Board of Education GO	5.000%	12/1/22		5,915	6,018
	Chicago IL Board of Education GO	5.000%	12/1/22		1,540	1,567
	Chicago IL Board of Education GO	5.000%	12/1/22		785	799
	Chicago IL Board of Education GO	0.000%	12/1/23	(14)	1,695	1,509
	Chicago IL Board of Education GO	5.000%	12/1/23	(4)	2,000	2,215
	Chicago IL Board of Education GO	5.000%	12/1/23		4,415	4,498
	Chicago IL Board of Education GO	5.000%	12/1/23		590	601
	Chicago IL Board of Education GO	5.000%	12/1/23		1,080	1,100
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	830	713
	Chicago IL Board of Education GO	0.000%	12/1/24	(14)	595	511
	Chicago IL Board of Education GO	5.000%	12/1/24		1,000	1,019
	Chicago IL Board of Education GO	5.000%	12/1/24		1,150	1,172
[1]	Chicago IL Board of Education Special Tax TOB VRDO	0.370%	5/7/20	LOC	122,915	122,915
	Chicago IL GO	5.000%	1/1/21	(ETM)	1,685	1,731
	Chicago IL GO	5.000%	1/1/21		200	201
	Chicago IL GO	0.000%	1/1/22		1,550	1,439
	Chicago IL GO	5.000%	1/1/22		200	203
	Chicago IL GO	5.000%	1/1/22	(ETM)	475	508
	Chicago IL GO	5.000%	1/1/22		240	243
	Chicago IL GO	5.000%	1/1/23		205	207
	Chicago IL GO	5.000%	1/1/23		250	254
	Chicago IL GO	5.000%	1/1/23	(ETM)	1,580	1,750

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL GO	5.000%	1/1/23		3,605	3,665
	Chicago IL GO	5.000%	1/1/24		1,150	1,174
	Chicago IL GO	5.000%	1/1/24		250	255
	Chicago IL GO	5.000%	1/1/25		2,500	2,558
	Chicago IL Housing Authority Revenue	5.000%	1/1/21		1,400	1,435
	Chicago IL Housing Authority Revenue	5.000%	1/1/22		1,330	1,412
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		395	433
	Chicago IL O’Hare International Airport Revenue (Customer Facility Charge)	5.000%	1/1/21		3,980	4,064
	Chicago IL Park District GO	5.000%	1/1/21		450	457
	Chicago IL Park District GO	5.000%	1/1/23		790	817
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20		1,250	1,254
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,845	1,918
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21		1,355	1,408
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		3,095	3,312
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22		2,500	2,684
[1]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.370%	5/7/20		45,790	45,790
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		1,165	1,193
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21		2,050	2,099
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		1,450	1,535
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22		810	858
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,010	2,180
	Chicago IL Water Revenue	5.000%	11/1/20		1,000	1,014
[1]	Chicago IL Water Revenue TOB VRDO	0.400%	5/7/20		1,045	1,045
[1]	Chicago IL Water Revenue TOB VRDO	0.400%	5/7/20		1,245	1,245
	Chicago IL Waterworks Revenue	5.000%	11/1/20		1,700	1,723
	Chicago IL Waterworks Revenue	5.000%	11/1/20		2,500	2,534
	Chicago IL Waterworks Revenue	5.000%	11/1/21		1,325	1,376
	Chicago IL Waterworks Revenue	5.000%	11/1/21		680	706
[1]	Chicago IL Transit Authority Revenue TOB VRDO	0.420%	5/7/20		3,695	3,695
	Cook County IL Community Consolidated School District No. 62 (Des Plaines) GO	5.000%	12/1/22		3,125	3,426
	Cook County IL Community Consolidated School District No. 62 (Des Plaines) GO	5.000%	12/1/23		3,810	4,305
[1]	Cook County IL Forest Preserve District GO TOB VRDO	0.370%	5/7/20		7,660	7,660
	Cook County IL GO	5.000%	11/15/20		500	505
	Cook County IL GO	5.000%	11/15/21		500	511
	Cook County IL GO	5.000%	11/15/22		285	293
	Cook County IL GO	5.250%	11/15/22		10,000	10,077
[1]	Cook County IL GO TOB VRDO	0.320%	5/7/20	LOC	7,500	7,500
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20		2,475	2,520
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21		2,575	2,697
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22		2,680	2,864
	DuPage County IL Community Unit School District No. 200 (Wheaton) GO	5.000%	10/1/23		4,940	5,486
	DuPage & Cook Counties IL Township High School District No. 86 (Hinsdale) GO	5.000%	1/15/23		935	1,031
	DuPage & Cook Counties IL Township High School District No. 86 (Hinsdale) GO	5.000%	1/15/24		935	1,063
[2]	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/27/20		5,750	5,750
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/21		1,110	1,167
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21		3,000	3,008
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	2.250%	4/29/22		7,500	7,591
[1]	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.340%	5/7/20	(4)	8,200	8,200
[1]	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.340%	5/7/20	(12)	7,200	7,200
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/21		1,530	1,601
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/22		2,560	2,728
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/22		2,220	2,408
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/23		2,500	2,802
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22		560	538
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/20		250	253
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/22		225	235
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/24		415	443
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20		260	262
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/21		725	751
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/22		750	805
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/23		1,250	1,359
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/20		1,500	1,515
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/21		500	522
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/22		375	402
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/23		500	550
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/24		500	562
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/25		750	860
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/20		1,030	1,036
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/21		2,600	2,724
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22		1,250	1,346

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22		21,000	22,740
[1]	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.260%	5/7/20		8,760	8,760
	Illinois Finance Authority Revenue (Northwestern University)	5.000%	12/1/22		6,310	6,937
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20		700	701
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21		375	390
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22		875	928
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23		500	544
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20		1,875	1,895
[2]	Illinois Finance Authority Revenue (Presbyterian Homes) PUT, 70% of 1M USD LIBOR + 1.350%	2.039%	5/1/21		2,500	2,482
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21		3,055	3,142
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22		900	958
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20		600	607
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	(ETM)	1,080	1,093
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		1,000	1,056
	Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20		6,100	6,100
	Illinois GO	5.000%	5/1/20		2,250	2,250
	Illinois GO	5.000%	7/1/20		1,500	1,501
	Illinois GO	5.000%	8/1/20		1,260	1,262
	Illinois GO	4.000%	9/1/20		1,830	1,827
	Illinois GO	5.000%	10/1/20		13,785	13,815
	Illinois GO	5.000%	10/1/20		8,265	8,283
	Illinois GO	5.000%	11/1/20		83,520	83,748
	Illinois GO	5.000%	1/1/21		1,040	1,041
	Illinois GO	5.250%	1/1/21		1,155	1,158
	Illinois GO	5.000%	2/1/21		5,040	5,046
	Illinois GO	5.000%	3/1/21		1,000	1,001
	Illinois GO	5.000%	4/1/21		3,390	3,395
	Illinois GO	5.000%	7/1/21		8,260	8,276
	Illinois GO	5.000%	10/1/21		14,915	14,950
	Illinois GO	5.000%	10/1/21		3,215	3,223
	Illinois GO	5.000%	11/1/21		24,515	24,578
	Illinois GO	5.000%	1/1/22		210	210
	Illinois GO	5.000%	4/1/22		1,650	1,654
	Illinois GO	5.250%	5/1/22		60	60
	Illinois GO	5.000%	7/1/22		4,385	4,382
	Illinois GO	5.000%	8/1/22		3,500	3,497
	Illinois GO	5.000%	10/1/22		16,560	16,539
	Illinois GO	5.000%	11/1/22		30,280	30,237
[3]	Illinois GO	5.000%	2/1/23		40	40
[3]	Illinois GO	5.000%	10/1/23		50	50
	Illinois GO	5.000%	11/1/23		16,115	16,018
	Illinois GO	5.000%	12/1/23		100	99
	Illinois GO	4.000%	1/1/24		170	165
	Illinois GO	5.000%	1/1/24		160	159
	Illinois GO	4.000%	5/1/24		75	72
	Illinois GO	5.000%	5/1/24		580	575
	Illinois GO	5.000%	8/1/24		70	69
[3]	Illinois GO	5.000%	11/1/24		1,140	1,129
[3]	Illinois GO	5.500%	7/1/25		125	126
[3]	Illinois GO	4.000%	8/1/25		270	256
	Illinois Housing Development Authority Revenue (Century Woods) PUT	1.900%	10/1/21		3,000	3,023
	Illinois Housing Development Authority Revenue PUT	1.600%	1/1/23		2,875	2,875
	Illinois Regional Transportation Authority Revenue	5.500%	7/1/23	(14)	550	609
[2]	Illinois Regional Transportation Authority Revenue PUT	4.650%	2/28/21		27,560	27,560
	Illinois Sales Tax Revenue	4.000%	6/15/21		1,615	1,621
	Illinois Sales Tax Revenue	5.000%	6/15/21		3,785	3,841
	Illinois Sales Tax Revenue	5.000%	6/15/21		4,370	4,435
	Illinois Sales Tax Revenue	5.000%	6/15/22		5,000	5,135
	Illinois Sales Tax Revenue	5.000%	6/15/22		2,500	2,567
	Illinois Sales Tax Revenue	5.000%	6/15/23		5,000	5,184
	Illinois Sales Tax Revenue	5.000%	6/15/23		5,000	5,184
	Illinois Sales Tax Revenue	5.000%	6/15/23		1,160	1,203
	Illinois Sales Tax Revenue	5.000%	6/15/24		100	104
	Illinois Sports Facility Authority Revenue	0.000%	6/15/20	(2)	1,545	1,539
	Illinois Toll Highway Authority Revenue	5.000%	1/1/21		1,900	1,945
	Illinois Toll Highway Authority Revenue	5.000%	1/1/22		1,660	1,758
	Illinois Toll Highway Authority Revenue	5.000%	1/1/22		2,850	3,018
	Illinois Toll Highway Authority Revenue	5.000%	1/1/23		2,250	2,449
	Illinois Toll Highway Authority Revenue	5.000%	1/1/25		5,000	5,706
[1]	Illinois Toll Highway Authority Revenue TOB VRDO	0.270%	5/7/20		4,500	4,500
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/22	(4)	115	123

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/22	(4)	220	236
	Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/23	(4)	145	164
	Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/23	(4)	240	271
	Lake County IL GO	4.000%	11/30/22		3,340	3,586
	Lake County IL GO	4.000%	11/30/23		6,670	7,328
	McLean & Woodford Counties IL Community School District No. 5 GO	4.000%	12/1/23		1,545	1,679
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/20		4,225	4,245
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.750%	6/15/22	(Prere.) (14)	4,025	4,473
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/23		50	50
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/50		38,820	39,001
	Northern IL University Revenue	5.000%	4/1/21	(15)	275	282
	Northern IL University Revenue	5.000%	4/1/24	(15)	600	656
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20		1,000	1,023
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20		985	988
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/21		2,500	2,603
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.375%	6/1/21		760	792
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/22		12,000	12,864
	Romeoville IL GO	5.000%	12/30/24		2,685	3,120
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/25		1,750	1,913
[1]	Sales Tax Securitization Corp. IL TOB VRDO	0.480%	5/7/20		18,315	18,315
[1]	Sales Tax Securitization Corp. IL TOB VRDO	0.490%	5/7/20		8,340	8,340
[3]	Sangamon County IL School District No. 186 (Springfield) GO	4.000%	6/1/22	(4)	700	732
[3]	Sangamon County IL School District No. 186 (Springfield) GO	4.000%	6/1/24	(4)	785	850
	Southwestern Illinois Development Authority Revenue	4.000%	4/15/22		250	264
	Southwestern Illinois Development Authority Revenue	4.000%	4/15/23		250	269
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/24		225	256
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/25		275	321
[1]	Springfield IL Water Revenue TOB VRDO	0.520%	5/7/20		4,113	4,113
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22	(4)	500	527
	Western Illinois University Revenue	4.000%	4/1/21	(15)	550	562
	Western Illinois University Revenue	4.000%	4/1/23	(15)	500	531
	Western Illinois University Revenue	4.000%	4/1/25	(15)	750	819
	Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21		7,820	7,966
						937,380
Indiana (0.9%)
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20		370	372
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/20		610	614
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/20		400	403
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/21		365	382
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/22		350	379
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/23		380	424
	Carmel IN 2002 School Building Corp. Revenue	5.000%	1/15/23		425	469
	Carmel IN 2002 School Building Corp. Revenue	5.000%	7/15/23		1,615	1,812
	Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20		805	812
	Franklin IN Economic Development Revenue (Otterbein Homes)	5.000%	7/1/23		950	1,015
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/21		1,685	1,727
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/21		1,225	1,277
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/22		1,520	1,615
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/22		1,000	1,080
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/23		1,000	1,096
	Indiana Bond Bank Revenue	0.000%	7/15/24		110	103
	Indiana Bond Bank Revenue	0.000%	1/15/25		100	93
	Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22		1,125	1,136
	Indiana Finance Authority Highway Revenue	5.000%	12/1/20		10,220	10,471
	Indiana Finance Authority Highway Revenue	5.000%	12/1/23		150	171
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		2,340	2,480
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/20		10,000	10,243
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/21		2,615	2,781
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,020
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,020
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		10,500	10,534
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/22		2,250	2,449
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/23		3,750	4,198
[2]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.500%	5/4/21		6,000	5,956
[2]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.500%	5/4/21		6,500	6,452

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20		700	714
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21		500	530
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22		950	1,027
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22		1,300	1,385
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20		500	505
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22		2,470	2,649
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/22		1,250	1,341
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/22		3,750	4,015
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/24		1,375	1,570
	Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21	(Prere.)	100	101
	Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21		6,745	6,775
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22		1,000	1,057
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/22		1,000	1,059
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23		1,085	1,170
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/23		1,215	1,312
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20		3,480	3,480
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	(Prere.)	55	55
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		2,205	2,205
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,700	2,700
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,375	3,375
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		5,580	5,579
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		3,800	3,800
	Indiana Transportation Finance Authority Revenue	5.500%	12/1/23	(14)	850	975
	Indianapolis IN Local Public Improvement Bond Bank Revenue	1.450%	6/1/21		8,000	8,001
	IPS Multi-School Building Corp. IN Revenue	3.000%	1/15/22		2,380	2,451
	IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/22		2,895	3,010
	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/22		545	571
	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/22		1,000	1,062
	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/23		900	966
	Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/23		855	928
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/22		1,000	1,085
	Rockport IN Pollution Control Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22		2,500	2,498
	Rockport IN Pollution Control Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22		2,750	2,748
	Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21		2,000	2,010
	Vigo County IN Building Corp. Lease Rental Revenue	4.000%	1/15/23		545	584
	Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/23		440	477
	Vigo County IN Building Corp. Lease Rental Revenue	4.000%	1/15/24		560	612
	Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/24		525	580
						151,546
Iowa (0.5%)
	Des Moines IA GO	5.000%	6/1/22		5,000	5,411
	Des Moines IA GO	5.000%	6/1/23		1,570	1,756
	Iowa City IA Community School District GO	5.000%	6/1/21		2,685	2,802
	Iowa City IA Community School District GO	5.000%	6/1/22		2,760	2,988
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		10,235	10,057
	Iowa Finance Authority Revenue	5.000%	8/1/20	(Prere.)	1,135	1,147
	Iowa Finance Authority Revenue	5.000%	8/1/21	(Prere.)	4,790	5,048
[2]	Iowa Finance Authority Revenue PUT, 70% of 1M USD LIBOR + 0.350%	0.609%	10/1/21		3,750	3,731
	Iowa Finance Authority Senior Housing Revenue (Northcrest Obligated Group)	3.250%	3/1/23		1,180	1,156
[2]	Iowa Finance Authority Single Family Mortgage Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	5/3/21		4,000	3,983
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/22		1,200	1,283
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/24		1,315	1,460
	Iowa Special Obligation Revenue	5.000%	6/1/20		8,000	8,026
	Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/22		3,465	3,476
	Polk County IA GO	4.000%	6/1/20		11,585	11,613
	Polk County IA GO	4.000%	6/1/21		12,135	12,533
						76,470
Kansas (0.3%)
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20		350	352
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21		500	506
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20		1,330	1,349
[2]	Kansas Department of Transportation Highway Revenue, 70% of 1M USD LIBOR + 0.300%	0.989%	9/1/21		7,580	7,536
[1]	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.320%	5/7/20		8,000	8,000
	Kansas Development Finance Authority Revenue	5.000%	5/1/20		1,340	1,340
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20		3,130	3,130
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21		1,160	1,207
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/22		6,730	7,206

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/22		535	569
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/23		600	654
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/22		340	362
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/23		250	272
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/24		250	277
	Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/21		7,990	8,417
						41,177
Kentucky (1.3%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/21		195	199
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22		250	260
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23		310	330
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24		300	325
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25		310	341
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/23		1,025	1,153
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/25		500	560
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20		1,025	1,025
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/21	(15)	1,605	1,687
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/22	(15)	1,685	1,829
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/23	(15)	1,770	1,980
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/24	(15)	935	1,074
	Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	5.000%	9/1/23		520	580
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation
	Project)	5.000%	9/1/23		805	898
[1]	Kentucky Economic Development Finance Authority Health Care Revenue (Madonna Manor Inc.
	Project) TOB VRDO	0.360%	5/7/20	LOC	24,555	24,555
	Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives)	5.375%	1/1/23	(Prere.)	3,275	3,654
[3]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20		1,270	1,282
[3]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22		1,175	1,265
[3]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/23		1,240	1,373
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20		2,600	2,623
	Kentucky Property & Building Commission Revenue	5.000%	8/1/20		10,985	11,081
[3]	Kentucky Property & Building Commission Revenue	5.000%	11/1/21		8,500	8,937
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		300	312
[3]	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		320	342
	Kentucky Property & Building Commission Revenue	5.000%	4/1/23		850	919
	Kentucky Property & Building Commission Revenue	5.000%	8/1/23		375	409
	Kentucky Property & Building Commission Revenue	5.000%	8/1/23		1,345	1,466
	Kentucky Property & Building Commission Revenue	5.000%	2/1/24		695	761
	Kentucky Property & Building Commission Revenue	5.000%	4/1/24		890	977
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/20		3,500	3,510
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/21		1,285	1,300
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/21		400	407
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/21		3,650	3,721
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/22		1,535	1,575
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/22		300	309
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/22		400	415
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/22		6,290	6,492
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/22		1,000	1,044
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/23		1,640	1,697
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/23		425	442
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/23		1,280	1,342
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	7/1/23		6,000	6,235
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/23		1,660	1,750
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/24		600	629
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/24		2,435	2,579
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		3,085	3,285
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/25		550	581
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		24,765	25,980
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		10,000	10,390
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26		9,865	10,349
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		2,500	2,744
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue (Louisville Gas & Electric Co. Project) PUT	1.850%	4/1/21		8,000	8,029
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group) PUT	5.000%	10/1/23		29,000	31,662
	Northern Kentucky University General Receipts Revenue	5.000%	9/1/22	(4)	1,010	1,091
	Northern Kentucky University General Receipts Revenue	5.000%	9/1/23	(4)	1,060	1,179
	Northern Kentucky University General Receipts Revenue	5.000%	9/1/24	(4)	1,115	1,273
	Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/21		945	968
	Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/22		1,440	1,527
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23		965	1,031

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/24		990	1,114
	Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25		2,000	2,215
						209,062
Louisiana (1.6%)
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		25,500	25,500
[1]	Franciscan Louisiana Missionaries of Our Lady Health System Obligated Group TOB VRDO	0.420%	5/7/20		18,950	18,950
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/22	(15)	300	325
	Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/24	(15)	400	458
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	80	87
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/22	(Prere.)	1,700	1,809
	Louisiana GO	5.000%	9/1/22		4,105	4,471
	Louisiana GO	5.000%	9/1/23		3,000	3,372
	Louisiana Grant Anticipation Revenue	5.000%	9/1/21		2,500	2,629
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/20	(15)	1,665	1,693
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/20		300	305
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,925	2,032
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,045	1,103
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,275	2,465
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,145	2,324
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22		300	323
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24		665	752
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22		2,500	2,493
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		3,000	2,956
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		2,625	2,584
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		1,875	1,846
[1]	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.340%	5/7/20	(4)	5,000	5,000
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/20		1,975	2,001
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/20		3,000	3,040
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/21		1,715	1,802
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/21		3,000	3,153
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/22		3,685	3,948
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/22		1,965	2,105
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/22		3,000	3,214
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/23		4,195	4,608
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/23		3,200	3,515
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/24		3,980	4,475
	Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/24		3,400	3,823
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21		360	376
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22		285	304
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23		385	421
	Louisiana Public Facilities Authority Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/23		2,835	3,116
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.000%	4/1/23		15,300	13,707
	Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.100%	7/1/24		9,000	7,907
	Shreveport LA GO	3.000%	8/1/22	(15)	1,750	1,819
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/22	(15)	550	602
	Shreveport LA Water & Sewer Revenue	4.000%	12/1/23	(4)	560	611
	Shreveport LA Water & Sewer Revenue	5.000%	12/1/24	(4)	480	556
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	2.100%	5/7/20	LOC	27,200	27,200
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	2.100%	5/7/20	LOC	29,700	29,700
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	2.100%	5/7/20	LOC	55,440	55,440
						260,920
Maine (0.1%)
	Maine GO	5.000%	6/1/21		1,250	1,305
	Maine GO	4.000%	6/1/22		3,785	4,022
	Maine GO	5.000%	6/1/23		3,000	3,360
[1,2]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth) TOB VRDO	0.370%	5/7/20		6,075	6,075
						14,762
Maryland (3.8%)
	Anne Arundel County MD GO	3.000%	10/1/20		4,185	4,223
	Anne Arundel County MD GO	5.000%	10/1/20		6,210	6,318
	Anne Arundel County MD GO	4.000%	10/1/21		4,140	4,324

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anne Arundel County MD GO	5.000%	10/1/21		6,085	6,441
	Anne Arundel County MD GO	5.000%	10/1/22		4,880	5,342
	Anne Arundel County MD GO	5.000%	10/1/22		2,120	2,320
	Baltimore County MD GO	5.000%	11/1/20		1,685	1,721
	Baltimore County MD GO	5.000%	3/1/21		3,500	3,620
	Baltimore County MD GO	5.000%	3/1/21		5,300	5,482
	Baltimore County MD GO	5.000%	8/1/21		2,800	2,944
	Baltimore County MD GO	5.000%	2/1/22		1,300	1,393
	Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20		4,730	4,768
	Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20		3,795	3,835
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.600%	6/1/21		100	99
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23		100	96
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25		125	117
	Frederick County MD GO	5.000%	8/1/20		2,145	2,167
	Frederick County MD GO	5.000%	2/1/21		2,000	2,062
	Frederick County MD Tax Increase & Special Tax Allocation (Oakdale-Lake Linganore Project)	2.625%	7/1/24		340	322
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/23		865	872
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.000%	1/1/24		1,500	1,513
	Howard County MD GO	5.000%	8/15/21		3,985	4,197
	Howard County MD GO	5.000%	8/15/21		1,220	1,285
	Howard County MD GO	5.000%	2/15/22		11,360	12,187
	Howard County MD GO	5.000%	8/15/22		4,130	4,506
	Howard County MD GO	5.000%	8/15/22		1,255	1,369
	Maryland Department of Transportation Revenue	4.000%	9/1/21		20,665	21,515
	Maryland Department of Transportation Revenue	5.000%	9/1/21		14,065	14,828
	Maryland Department of Transportation Revenue	5.000%	6/1/24		9,320	10,392
	Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	1.700%	9/1/22		15,000	15,100
	Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		8,900	8,905
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20		1,490	1,493
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/22		1,750	1,791
	Maryland GO	5.000%	6/1/20		22,910	22,986
	Maryland GO	5.000%	8/1/20		2,155	2,178
	Maryland GO	5.250%	8/1/20		29,620	29,956
	Maryland GO	5.000%	6/1/21		12,000	12,534
	Maryland GO	5.000%	8/1/21		46,385	48,769
	Maryland GO	5.000%	8/1/21		20,000	21,028
	Maryland GO	5.000%	8/1/21		15,000	15,771
	Maryland GO	4.000%	8/1/22		2,605	2,783
	Maryland GO	4.000%	8/15/22		150	160
	Maryland GO	5.000%	8/1/23		100	113
	Maryland GO	5.000%	8/1/23		580	654
	Maryland GO	5.000%	8/1/23		3,600	4,057
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.000%	1/1/21		1,000	1,016
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23		875	862
[1]	Maryland Health & Higher Educational Facilities Authority Revenue (Intergrace Obligated Group) TOB VRDO	0.420%	5/7/20	LOC	7,500	7,500
[1]	Maryland Health & Higher Educational Facilities Authority Revenue (Intergrace Obligated Group) TOB VRDO	0.420%	5/7/20	LOC	46,620	46,620
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health Systems)	5.000%	5/15/23	(Prere.)	50	56
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health Systems)	5.000%	5/15/23	(Prere.)	235	263
[1]	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health) TOB VRDO	0.270%	5/7/20	LOC	30,935	30,935
[1]	Maryland Health & Higher Educational Facilities Authority Revenue (Mercy Medical Center) TOB VRDO	0.360%	5/7/20	LOC	25,690	25,690
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/20		785	790
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/21		1,380	1,429
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/21		225	232
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/22		350	371
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/23		325	353
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/24		350	389
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/25		460	522
[1,2]	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group) TOB VRDO	0.370%	5/7/20		10,000	10,000
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/21		5,790	6,066
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/22		6,370	6,899
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/23		6,595	7,375
	Montgomery County MD GO	5.000%	11/1/20		5,900	6,025

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Montgomery County MD GO	5.000%	12/1/20	16,380	16,786
	Montgomery County MD GO	5.000%	6/1/21	5,000	5,223
	Montgomery County MD GO	5.000%	7/1/21	1,000	1,048
	Montgomery County MD GO	5.000%	11/1/21	9,625	10,220
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,816
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,511
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	7/15/21	2,810	2,949
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	3/1/22	2,210	2,374
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	7/15/22	6,080	6,615
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	8/1/22	1,000	1,090
	Prince George’s County MD Consolidated Public Improvement GO	5.000%	7/15/23	1,875	2,109
	Prince George’s County MD GO	4.000%	7/15/21	4,210	4,368
	Prince George’s County MD GO	5.000%	9/15/20	1,730	1,758
	Prince George’s County MD GO	5.000%	9/15/20	12,385	12,583
	Prince George’s County MD GO	5.000%	7/1/22	4,745	5,155
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/20	200	201
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/21	500	505
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/22	300	304
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/21	3,815	3,960
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20	12,870	12,902
	Washington MD Suburban Sanitary Commission GO	5.000%	6/15/21	7,250	7,585
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22	2,975	3,162
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22	1,355	1,468
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22	5,000	5,417
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/23	2,220	2,487
	Washington MD Suburban Sanitary Commission Revenue	5.000%	6/1/23	8,535	9,561
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,550	2,558
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	4,820	4,836
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20	1,735	1,768
					616,248
Massachusetts (3.6%)
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/23	350	380
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21	935	980
[2]	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/27/20	29,195	29,195
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/21	6,000	6,162
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22	8,530	9,103
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,740	8,532
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24	3,500	3,981
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	30,750	33,733
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/20	975	980
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/22	535	569
	Massachusetts Development Finance Agency Revenue	5.000%	7/1/23	765	834
	Massachusetts Development Finance Agency Revenue	5.000%	12/1/23	650	716
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	1,430	1,478
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24	8,600	9,557
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24	1,000	1,115
[1]	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.520%	5/7/20	6,665	6,665
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	1,255	1,261
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	500	516
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	765	814
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	2,740	2,916
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	500	545
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,516
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	5,000	5,042
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	1,610	1,641
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	4,200	4,407
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	3.000%	7/1/20	1,500	1,502
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21	750	766
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/23	785	856
	Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/22	1,290	1,356
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,085	1,034
	Massachusetts Development Finance Agency Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22	2,475	2,479
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	1,275	1,268
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	1,315	1,290
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	400	403
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	3,500	3,658
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,679
[2]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.640%	1/27/22	5,000	4,954

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.260%	5/7/20	LOC	5,570	5,570
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20		750	753
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20		500	502
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		750	773
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		440	458
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		1,435	1,442
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/24		500	558
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21		7,070	7,053
	Massachusetts GO	4.000%	5/21/20		100,000	100,187
	Massachusetts GO	5.000%	7/1/21		2,845	2,981
	Massachusetts GO	5.000%	7/1/21		15,505	16,249
	Massachusetts GO	5.000%	8/1/21		5,000	5,257
	Massachusetts GO	5.000%	8/1/21		16,125	16,954
	Massachusetts GO	5.250%	8/1/21		6,155	6,490
	Massachusetts GO	5.250%	8/1/21		6,395	6,743
	Massachusetts GO	5.000%	11/1/21		24,000	25,481
	Massachusetts GO	5.000%	1/1/22		7,490	7,997
	Massachusetts GO	5.000%	7/1/22		4,800	5,209
	Massachusetts GO	5.000%	7/1/22		7,940	8,616
	Massachusetts GO	5.000%	11/1/22	(Prere.)	7,000	7,744
	Massachusetts GO	5.000%	5/1/23		8,000	8,917
	Massachusetts GO	5.000%	11/1/23		1,080	1,223
	Massachusetts GO	3.000%	12/1/23		24,485	26,040
[2]	Massachusetts GO PUT	1.050%	7/1/20		32,000	32,000
[2]	Massachusetts GO PUT	1.700%	8/1/22		24,285	24,650
[2]	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.450%	5/6/20	(4)	12,085	12,085
[2]	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.400%	5/7/20	(4)	450	450
[2]	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.190%	5/8/20	(4)	13,415	13,415
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		1,500	1,507
	Massachusetts Health & Educational Facilities Authority Revenue (University of Massachusetts Boston) PUT	1.850%	4/1/22		3,700	3,752
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20		790	790
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21		8,870	8,873
	Massachusetts Housing Finance Agency Revenue PUT	1.450%	12/1/22		825	824
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		5,805	5,805
[2]	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, 70% of 1M USD LIBOR + 0.380%	1.069%	9/1/21		3,750	3,724
[2]	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.550%	12/1/21		2,000	1,986
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	(ETM)	1,085	1,144
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		9,120	9,601
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/21	(Prere.)	5,000	5,314
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/21		10,855	11,331
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	9,300	9,795
	Taunton MA BAN	2.500%	5/21/20		1,225	1,226
[2]	University of Massachusetts Building Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/27/20		9,075	9,075
						575,427
Michigan (1.8%)
	Detroit MI City School District GO	5.000%	5/1/20		3,110	3,110
	Detroit MI City School District GO	5.000%	5/1/21		2,100	2,179
	Detroit MI City School District GO	5.000%	5/1/23		2,115	2,261
[1]	Detroit MI City School District GO TOB VRDO	0.370%	5/7/20	(18)	10,245	10,245
[1]	Detroit MI City School District GO TOB VRDO	0.570%	5/7/20	(18)	17,845	17,845
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/21	(4)	400	417
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/23	(4)	450	499
	Detroit MI GO	5.000%	4/1/21		500	504
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/21	(4)	315	326
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/22	(4)	400	429
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/23	(4)	1,060	1,169
[1]	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	0.370%	5/7/20	(4)	12,470	12,470
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22		7,785	8,420
	Holt MI Public Schools GO	5.000%	5/1/20		850	850
	Holt MI Public Schools GO	5.000%	5/1/21		650	675
	Holt MI Public Schools GO	5.000%	5/1/22		275	295
	Holt MI Public Schools GO	5.000%	5/1/23		455	506
	Holt MI Public Schools GO	5.000%	5/1/24		425	487
	Kalamazoo MI Public Schools GO	2.000%	5/1/21		5,275	5,324
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/20		250	255
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/21		250	264

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lincoln MI Consolidated School District GO	5.000%	5/1/20	(4)	1,025	1,025
	Michigan Building Authority Revenue	5.000%	4/15/21		1,000	1,039
	Michigan Building Authority Revenue	5.000%	10/15/21		1,350	1,430
	Michigan Building Authority Revenue	5.000%	10/15/21		1,000	1,059
	Michigan Building Authority Revenue	5.000%	10/15/23		690	780
	Michigan Building Authority Revenue	5.000%	4/15/24		1,250	1,434
	Michigan Finance Authority Revenue	5.000%	4/1/21		9,190	9,506
	Michigan Finance Authority Revenue	5.000%	4/1/22		1,500	1,604
	Michigan Finance Authority Revenue	5.000%	10/1/23		1,295	1,418
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20		1,310	1,320
[1]	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.320%	5/7/20		6,060	6,060
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/20		1,420	1,421
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/21		525	541
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/23		1,165	1,233
	Michigan Finance Authority Revenue (Bronson Healthcare Group) PUT	3.500%	11/15/22		3,500	3,660
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20		300	302
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	7,000	7,048
	Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/21	(14)	3,500	3,657
[1]	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group) TOB VRDO	0.420%	5/7/20		6,210	6,210
[2]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.400%	0.674%	10/15/21		15,045	14,787
[2]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.750%	1.024%	10/15/20		10,250	10,189
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20		500	508
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		1,745	1,962
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		1,750	1,900
[2]	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT, 67% of 1M USD LIBOR + 0.540%	0.810%	12/1/20		20,000	19,906
[2]	Michigan Finance Authority Revenue (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.480%	0.700%	2/1/22		2,500	2,455
	Michigan GO	5.000%	5/1/22		1,485	1,604
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		1,205	1,205
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,375	2,375
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21		14,750	14,810
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23		4,110	4,195
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23		12,255	13,180
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24		7,500	8,223
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20		1,165	1,190
	Michigan Housing Development Authority Revenue	1.500%	10/1/22		1,145	1,145
	Michigan State University Revenue	5.000%	2/15/22		1,500	1,606
	Michigan State University Revenue	5.000%	2/15/23		400	442
	Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/23		2,000	2,107
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		5,985	5,970
	Michigan Trunk Line Revenue	5.000%	11/15/22		1,500	1,638
	Michigan Trunk Line Revenue	5.000%	11/15/22		1,435	1,570
	Michigan Trunk Line Revenue	5.000%	11/15/23		750	844
	Milan MI Area Schools GO	5.000%	5/1/20		765	765
	Milan MI Area Schools GO	5.000%	5/1/22		500	537
	Portage MI Public Schools GO	5.000%	11/1/20		750	765
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/23		200	219
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/24		425	476
	Saline MI Area Schools GO	2.000%	5/1/21		1,325	1,336
	Saline MI Area Schools GO	5.000%	5/1/22		1,000	1,074
	University of Michigan Revenue	5.000%	4/1/21		1,500	1,556
	University of Michigan Revenue PUT	4.000%	4/1/24		15,950	17,290
[2]	University of Michigan Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	4.980%	4/1/22		10,355	10,261
	Washtenaw County MI Intermediate School District GO	5.000%	5/1/22		3,890	4,192
	Washtenaw County MI Intermediate School District GO	5.000%	5/1/24		2,390	2,731
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		365	373
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		700	739
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		1,500	1,583
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		585	633
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/20		1,785	1,813
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/21		1,225	1,292
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/22		1,000	1,083
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/23		1,000	1,110
	Wayne Westland MI Community Schools GO	4.000%	5/1/20		380	380
	Wayne Westland MI Community Schools GO	4.000%	11/1/20		735	746
	Wayne Westland MI Community Schools GO	4.000%	5/1/21		200	206

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wayne Westland MI Community Schools GO	4.000%	5/1/22		160	169
	Wayne Westland MI Community Schools GO	5.000%	11/1/23		380	427
						284,844
Minnesota (0.5%)
	Deephaven MN Charter School Lease Revenue (Eagle Ridge Academy Project)	5.125%	7/1/23	(Prere.)	500	564
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/21		300	308
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/22		325	346
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/23		375	411
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/20		500	500
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21		550	562
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22		1,555	1,669
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	3.000%	3/1/23		2,700	2,795
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		850	947
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/24		1,050	1,200
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21		125	127
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		1,300	1,369
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		1,000	1,082
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21		2,650	2,740
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/22		2,935	3,152
	Minneapolis MN GO	3.000%	12/1/23		3,135	3,348
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/21		1,425	1,496
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/22		1,190	1,282
	Minnesota General Fund Revenue	5.000%	6/1/21		3,670	3,835
	Minnesota GO	5.000%	8/1/20	(Prere.)	115	116
	Minnesota GO	5.000%	8/1/21		1,865	1,962
	Minnesota GO	5.000%	8/1/21		2,250	2,366
	Minnesota GO	5.000%	8/1/21		500	526
	Minnesota GO	5.000%	10/1/22		19,625	21,501
	Minnesota GO	5.000%	8/1/23		7,860	7,938
	Minnesota GO	5.000%	8/1/23		1,890	2,127
	Minnesota GO	5.000%	8/1/23		2,690	3,028
	Minnesota GO	5.000%	8/1/23		1,900	2,139
	Minnesota GO	5.000%	10/1/24		1,145	1,334
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/21		100	104
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/22		200	208
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/23		250	263
	Minnesota Public Facilities Authority Revenue (State Revolving Fund)	3.000%	3/1/21		700	713
	Minnesota Public Facilities Authority Revenue (State Revolving Fund)	4.000%	3/1/22		1,000	1,057
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21		2,500	2,567
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22		588	627
	Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.500%	11/15/21		2,005	2,087
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/20		400	405
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/21		500	524
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/22		370	397
	University of Minnesota Revenue	5.000%	12/1/20	(Prere.)	3,920	4,011
						83,733
Mississippi (0.6%)
[1]	DeSoto County MS GO	5.000%	11/1/22		1,040	1,136
[1]	DeSoto County MS GO	5.000%	11/1/23		650	731
[1]	DeSoto County MS GO	5.000%	11/1/24		680	787
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20		1,000	1,005
	Harrison County MS School District GO	4.000%	6/1/21		550	567
	Harrison County MS School District GO	4.000%	6/1/22		1,150	1,219
	Harrison County MS School District GO	4.000%	6/1/23		1,200	1,302
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20		13,600	13,600
	Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue (Coast Electric Power Association) VRDO	1.350%	5/1/20		1,800	1,800
	Mississippi Development Bank Special Obligation Revenue	5.000%	3/1/24	(4)	1,500	1,676
	Mississippi GO	4.000%	11/1/22		10,250	10,942
	Mississippi GO	5.000%	11/1/23		18,500	20,306
	Mississippi GO	5.000%	11/1/24		5,575	6,119
[2]	Mississippi GO PUT, 67% of 1M USD LIBOR + 0.330%	0.990%	9/1/20		9,105	9,106
	Mississippi Home Corp. Revenue (Gateway Affordable Communities LP) PUT	2.400%	8/1/21	(Prere.)	2,500	2,551
[2]	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT, SIFMA Municipal Swap Index Yield + 1.300%	1.520%	8/15/20		10,350	10,341

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21		4,055	4,219
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/21		370	379
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/23		500	539
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/23		1,000	1,080
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23		6,625	6,617
						96,022
Missouri (0.5%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/21		1,000	1,058
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/20		400	399
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	3.000%	11/1/21		350	345
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/21		365	372
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/22		785	836
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24		1,500	1,590
	Franklin County MO COP	3.000%	4/1/21		335	341
	Franklin County MO COP	3.000%	11/1/21		205	211
	Franklin County MO COP	3.000%	4/1/22		450	465
	Franklin County MO COP	3.000%	11/1/22		210	219
	Franklin County MO COP	3.000%	4/1/23		920	965
	Franklin County MO COP	3.000%	11/1/23		425	449
	Franklin County MO COP	3.000%	4/1/24		475	504
	Franklin County MO COP	3.000%	11/1/24		440	470
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/22		1,305	1,390
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20		2,000	2,031
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20		1,260	1,280
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24		1,000	1,129
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/21		1,640	1,640
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/23		1,285	1,279
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/21		1,275	1,327
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21		3,765	3,945
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Southeast Missouri State University)	5.000%	10/1/23		200	221
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Southeast Missouri State University)	5.000%	10/1/24		505	571
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22		2,335	2,485
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/23		8,000	8,639
	Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	4.000%	5/15/22		475	468
	Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20		1,440	1,467
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		10,075	10,488
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22		2,860	3,084
	Missouri Highways & Transportation Commission Road Revenue	5.000%	11/1/23		20,290	22,915
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24		500	573
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24		765	867
	Springfield MO School District No. R-12 GO	3.000%	3/1/21		1,375	1,398
	Springfield MO School District No. R-12 GO	3.000%	3/1/22		880	912
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/22	(4)	250	266
	St. Louis MO Parking Revenue	5.000%	12/15/20	(4)	1,000	1,024
						77,623
Montana (0.1%)
[2]	Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	1.000%	3/1/21		1,000	996
[2]	Montana Board of Investments Revenue PUT	1.000%	3/1/29		10,000	9,957
	Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/21		665	690
	Montana Facility Finance Authority Hospital Revenue (Billings Clinic Obligated Group)	4.000%	8/15/22		570	606
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		625	680
						12,929
Multiple States (1.7%)
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	0.430%	5/7/20	LOC	5,500	5,500
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.950%	5/1/20		14,400	14,400
[1]	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.320%	5/7/20	LOC	50,000	50,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.950%	5/1/20		39,000	39,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.300%	5/7/20	LOC	35,900	35,900

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.290%	5/7/20	LOC	65,700	65,700
[1]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.300%	5/7/20	LOC	65,600	65,600
						276,100
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		480	518
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25		18,465	19,968
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/20		1,150	1,172
[1]	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System) TOB VRDO	0.320%	5/7/20		7,495	7,495
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21		1,875	1,923
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23		2,500	2,745
	Omaha NE GO	5.000%	1/15/21		1,200	1,234
	Omaha NE GO	5.000%	1/15/22		1,000	1,068
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/22	(Prere.)	6,900	7,408
[3]	Omaha-Douglas NE Public Building Commission GO	4.000%	5/1/24		815	895
[3]	Omaha-Douglas NE Public Building Commission GO	4.000%	5/1/25		1,000	1,117
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	(ETM)	1,100	1,155
						46,698
Nevada (1.3%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		250	253
	Clark County NV Airport Improvement Revenue	5.000%	7/1/21		1,795	1,855
	Clark County NV Airport Improvement Revenue	5.000%	7/1/22		7,500	7,972
	Clark County NV Airport Improvement Revenue	5.000%	7/1/23		4,750	5,166
	Clark County NV Airport Improvement Revenue	5.000%	7/1/23		9,000	9,789
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22		1,000	1,063
	Clark County NV School District GO	5.000%	6/15/20		48,275	48,485
	Clark County NV School District GO	5.000%	6/15/20		3,125	3,139
	Clark County NV School District GO	5.000%	6/15/20		520	522
	Clark County NV School District GO	5.000%	6/15/21		4,520	4,704
	Clark County NV School District GO	5.000%	6/15/21	(4)	3,385	3,523
	Clark County NV School District GO	5.000%	6/15/22		5,500	5,877
	Clark County NV School District GO	5.000%	6/15/22		1,260	1,346
	Clark County NV School District GO	5.000%	6/15/22		7,465	7,976
	Clark County NV School District GO	5.000%	6/15/22	(4)	3,555	3,806
	Clark County NV School District GO	5.000%	6/15/22	(4)	7,040	7,537
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,730	4,105
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,695	4,067
	Clark County NV School District GO	5.000%	6/15/24	(4)	3,880	4,381
[1]	Clark County NV School District GO TOB VRDO	0.370%	5/7/20	(15)	3,870	3,870
	Humboldt County NV Pollution Control Revenue (Idaho Power Co.)	1.450%	12/1/24		6,300	6,247
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.850%	4/15/22		10,000	10,059
	Las Vegas NV Convention & Visitors Authority Revenue	4.000%	7/1/20		410	412
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21		400	419
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/24		430	453
[1]	Las Vegas NV Convention & Visitors Authority TOB VRDO	0.330%	5/7/20		42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22		1,500	1,571
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/22		600	648
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/23		4,630	5,149
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/23		1,175	1,307
	North Las Vegas NV GO	5.000%	6/1/21	(4)	2,100	2,189
	North Las Vegas NV GO	5.000%	6/1/22	(4)	2,400	2,574
	Washoe County NV Water Facilities Revenue (Sierra Pacific Power Co. Project) PUT	1.850%	4/15/22		6,500	6,538
						209,937
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23		5,480	5,629
[1]	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.350%	5/7/20	LOC	10,520	10,520
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20		1,265	1,285
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/20		350	352
	New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/21		1,085	1,134
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20	(Prere.)	2,005	2,029
						20,949
New Jersey (3.6%)
	Atlantic City NJ GO	5.000%	3/1/21	(4)	650	669
	Atlantic City NJ GO	5.000%	3/1/22	(4)	500	532
	Atlantic County NJ GO	3.000%	10/1/22	(15)	810	847
	Burlington County NJ Bridge Commission Revenue	3.500%	4/15/21		3,085	3,127
	Camden County NJ Improvement Authority Revenue	4.000%	1/15/23		500	538
	Camden County NJ Improvement Authority Revenue	4.000%	1/15/24		800	881
	Delran Township NJ GO	1.500%	10/15/20		2,000	2,005

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delran Township NJ GO	2.000%	10/15/22		1,242	1,266
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		1,295	1,320
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	(15)	1,095	1,196
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22		380	413
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/21	(4)	2,000	2,117
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/22	(4)	2,130	2,279
	Haworth NJ GO	2.000%	8/1/22		450	458
[1]	Inspira Health Obligated Group NJ TOB VRDO	0.340%	5/7/20		2,300	2,300
	Monmouth County NJ GO	5.000%	7/15/21		4,855	5,094
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20		2,575	2,638
	Morris County NJ GO	3.000%	2/1/22		2,205	2,285
	New Jersey Economic Development Authority Revenue	5.000%	6/15/20		435	436
	New Jersey Economic Development Authority Revenue	5.000%	6/15/20	(ETM)	65	65
	New Jersey Economic Development Authority Revenue	5.000%	3/1/21	(ETM)	55	57
	New Jersey Economic Development Authority Revenue	5.000%	3/1/21		145	147
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		5,965	6,056
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		2,000	2,043
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		2,700	2,758
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		6,470	6,608
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		3,050	3,115
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22		750	768
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		300	316
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/25		305	320
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22		4,395	4,400
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		260	263
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		1,010	1,034
[3]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		250	256
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		7,370	7,589
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23		8,695	8,913
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/24		250	256
	New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/21		250	255
	New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/23		100	103
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		2,000	2,014
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		1,345	1,354
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21		1,000	1,049
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22		3,065	3,211
	New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21		265	277
[1]	New Jersey GO TOB VRDO	0.520%	5/7/20		3,750	3,750
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/24		10,000	11,037
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/20		700	711
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/21		1,250	1,315
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/22		1,500	1,526
	New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.250%	7/1/23	(Prere.)	1,480	1,665
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20		2,100	2,114
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20		1,000	1,002
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/22		1,265	1,346
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/23		1,640	1,789
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/24		2,500	2,789
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/25		1,375	1,558
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		4,050	4,254
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		3,410	3,676
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.375%	11/1/21		2,430	2,432
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.350%	12/1/22		2,650	2,645
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.500%	5/1/23		3,085	3,080
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20		5,555	5,563
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (GK Preservation LLC) PUT	2.450%	10/1/20		3,750	3,768
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Pilgrim Baptist Village I & II Project) PUT	1.500%	9/1/21		2,900	2,907
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue PUT	1.350%	6/1/22		1,625	1,624
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/20		625	632
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/21		2,000	2,100
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/22		3,250	3,324
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/23		5,455	5,608

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Sports & Exposition Authority Revenue	5.250%	12/15/23	(4)	4,310	4,591
	New Jersey TRAN	4.000%	9/25/20		200,000	200,004
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20		300	300
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20		43,175	43,287
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		5,000	5,147
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		8,340	8,716
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		8,250	8,744
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		410	435
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		1,875	2,009
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/21	(Prere.)	250	262
	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/21	(2)	7,850	8,054
	New Jersey Transportation Trust Fund Authority Revenue	5.500%	12/15/21	(2)	2,500	2,575
	New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22	(4)	1,220	1,284
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/23		2,125	2,188
[3]	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24		5,190	5,366
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		300	305
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/24		100	100
[2]	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.420%	12/15/21		8,500	8,496
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	170	175
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,750	3,867
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	5,445	5,628
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		2,105	2,184
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	4,200	4,445
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	4,000	4,206
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		455	469
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		400	415
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		4,200	4,343
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/25		500	518
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/26		8,000	8,305
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	50	55
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	160	175
[2]	New Jersey Turnpike Authority Revenue PUT, 70% of 1M USD LIBOR + 0.460%	1.149%	1/1/21		22,065	21,977
[1]	New Jersey Turnpike Authority Revenue TOB VRDO	0.320%	5/7/20	(4)	3,250	3,250
[1]	New Jersey Turnpike Authority Revenue TOB VRDO	0.370%	5/7/20		8,335	8,335
[1]	New Jersey Turnpike Authority Revenue TOB VRDO	0.440%	5/7/20		5,745	5,745
[2]	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.340%	1.029%	1/1/21		2,500	2,488
[2]	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.169%	1/1/22		3,495	3,446
[2]	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.169%	1/1/22		4,535	4,471
	Passaic County NJ BAN	5.000%	4/1/23		1,000	1,105
	Passaic NJ GO	1.000%	12/1/22		2,690	2,671
	Passaic NJ GO	4.000%	12/1/24		2,765	3,081
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22	(Prere.)	1,200	1,324
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22	(Prere.)	1,135	1,253
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		250	260
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20		2,000	2,005
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21		2,285	2,358
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		3,270	3,466
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23		3,025	3,286
	Wood Ridge Borough NJ BAN	1.750%	2/5/21		9,800	9,870
						572,882
New Mexico (0.9%)
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,850	1,869
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		1,200	1,261
[3]	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23		1,750	1,956
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		1,685	1,762
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		9,825	10,637
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		3,750	4,056
	New Mexico Finance Authority Transportation Revenue	5.000%	12/15/22		3,395	3,481
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		3,335	3,724
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24		65,000	74,791
	New Mexico GO	5.000%	3/1/21		7,500	7,754
	New Mexico GO	5.000%	3/1/21		5,000	5,169
	New Mexico Hospital Equipment Loan Council Hospital Revenue PUT	5.000%	8/1/25		9,600	10,882
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	4.000%	5/1/22		1,160	1,216
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	4.000%	11/1/22		1,000	1,059
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		625	703
	New Mexico Severance Tax Revenue	5.000%	7/1/21		7,925	8,301
	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	2.250%	5/15/24		300	271
						138,892

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
New York (14.2%)
[3]	Albany County NY GO	5.000%	11/1/21		1,000	1,050
[3]	Albany County NY GO	5.000%	11/1/22		950	1,028
[3]	Albany County NY GO	5.000%	11/1/23		750	836
[3]	Albany County NY GO	5.000%	11/1/24		800	917
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/20		650	654
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/21		500	508
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20		1,620	1,632
[3]	City of New York NY	5.000%	8/1/24		3,550	4,026
	Copiague NY Union Free School District GO	2.000%	6/25/20		12,500	12,524
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21		125	131
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22		165	172
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23		150	159
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24		330	353
	Elwood NY Union Free School District TAN	2.000%	6/26/20		6,750	6,763
	Geneva NY BAN	2.500%	5/7/20		10,422	10,425
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,000	1,049
	Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		25,000	24,198
[2]	Metropolitan NY Transportation Authority PUT, 67% of 1M USD LIBOR + 0.650%	1.310%	7/1/21		23,945	22,946
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/20		1,565	1,565
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/20		990	990
	Metropolitan Transportation Authority New York BAN	4.000%	9/1/20		25,295	25,137
	Metropolitan Transportation Authority New York BAN	5.000%	9/1/20		4,825	4,816
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		18,500	18,419
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		41,250	41,068
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/21		5,000	4,978
	Metropolitan Transportation Authority New York BAN	5.000%	9/1/21		51,800	51,503
	Metropolitan Transportation Authority New York BAN	5.000%	5/15/22		62,375	62,054
	Metropolitan Transportation Authority New York Revenue	5.000%	5/15/20		965	965
	Metropolitan Transportation Authority New York Revenue	5.000%	5/15/20		780	780
	Metropolitan Transportation Authority New York Revenue	5.000%	5/15/20		125	125
	Metropolitan Transportation Authority New York Revenue	4.000%	2/1/22		4,000	3,925
	Metropolitan Transportation Authority New York Revenue	5.000%	11/15/22		22,585	22,433
	Metropolitan Transportation Authority New York Revenue	5.000%	11/15/24		505	507
	Metropolitan Transportation Authority New York Revenue	5.000%	11/15/24		620	622
	Metropolitan Transportation Authority New York Revenue	5.000%	11/15/24		17,000	17,488
	Metropolitan Transportation Authority New York Revenue PUT	5.000%	5/15/24		10,000	10,263
[2]	Metropolitan Transportation Authority New York Revenue PUT, 69% of 1M USD LIBOR + 0.300%	0.979%	4/1/21	(4)	43,375	42,620
[2]	Metropolitan Transportation Authority New York Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.720%	3/1/22		14,750	13,691
[1]	Metropolitan Transportation Authority New York Revenue TOB VRDO	0.270%	5/7/20	LOC	5,000	5,000
[1]	Metropolitan Transportation Authority New York Revenue TOB VRDO	0.270%	5/7/20	(4)LOC	5,335	5,335
[1]	Metropolitan Transportation Authority New York Revenue TOB VRDO	0.320%	5/7/20	(4)	20,000	20,000
[1]	Metropolitan Transportation Authority New York Revenue TOB VRDO	0.320%	5/7/20	(4)	8,000	8,000
	Metropolitan Transportation Authority New York Revenue VRDO	0.260%	5/7/20	LOC	6,005	6,004
	Nassau County NY GO	5.000%	7/1/21	(4)	430	450
	Nassau County NY GO	5.000%	1/1/22		125	133
	Nassau County NY GO	5.000%	7/1/23	(4)	2,000	2,237
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		9,390	9,440
[2]	New York City NY GO	1.500%	5/5/20	(4)	4,100	4,100
[2]	New York City NY GO	1.390%	5/6/20	(4)	21,250	21,250
[2]	New York City NY GO	1.500%	5/7/20	(4)	33,425	33,425
[2]	New York City NY GO	1.430%	5/8/20	(12)	5,775	5,775
[2]	New York City NY GO	1.500%	5/8/20	(4)	3,825	3,825
[2]	New York City NY GO	1.200%	5/4/20	(12)	34,525	34,525
[2]	New York City NY GO	1.500%	5/4/20	(4)	3,375	3,375
	New York City NY GO	5.000%	8/1/20		8,410	8,487
	New York City NY GO	5.000%	8/1/21		12,180	12,718
	New York City NY GO	5.000%	8/1/21		1,095	1,143
	New York City NY GO	5.000%	8/1/21		13,965	14,581
	New York City NY GO	5.000%	8/1/21		1,010	1,055
	New York City NY GO	5.000%	8/1/21	(Prere.)	485	511
	New York City NY GO	5.000%	8/1/21		5,700	5,952
	New York City NY GO	5.000%	4/1/22		1,990	2,122
	New York City NY GO	5.000%	8/1/22		5,365	5,624
	New York City NY GO	5.000%	8/1/22		3,250	3,498
	New York City NY GO	5.000%	8/1/22		9,310	10,021
	New York City NY GO	5.000%	8/1/22		13,085	14,085
	New York City NY GO	5.000%	8/1/22		30,000	32,292
	New York City NY GO	5.000%	8/1/22		39,950	43,002

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	8/1/22		3,000	3,229
	New York City NY GO	5.000%	8/1/22		18,500	19,913
	New York City NY GO	4.000%	12/1/22		1,650	1,752
[3]	New York City NY GO	5.000%	8/1/23		1,635	1,808
	New York City NY GO	5.000%	8/1/23		65	72
	New York City NY GO	5.000%	8/1/23		350	387
	New York City NY GO	5.000%	8/1/23		1,515	1,588
	New York City NY GO	5.000%	8/1/23		4,800	5,196
	New York City NY GO	5.000%	8/1/23		1,725	1,908
[3]	New York City NY GO	5.000%	8/1/24		400	445
	New York City NY GO VRDO	0.120%	5/1/20		9,925	9,925
	New York City NY GO VRDO	0.520%	5/1/20		11,000	11,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.900%	5/1/21		2,685	2,686
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21		5,850	5,856
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.200%	11/1/21		3,660	3,675
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22		17,250	17,389
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.350%	7/1/22		3,815	3,846
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.000%	12/31/21		7,750	7,762
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.750%	7/3/23		14,230	14,246
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.100%	7/3/23		1,750	1,765
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		42,500	43,853
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		3,950	4,076
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.100%	5/1/24		13,895	13,667
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/23		500	558
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.260%	5/7/20		4,500	4,500
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.320%	5/7/20		6,440	6,440
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.150%	5/1/20		610	610
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.150%	5/1/20		1,700	1,700
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/23		500	540
[2]	New York City NY Transitional Finance Authority Future Tax Revenue	1.500%	5/8/20	(4)	58,950	58,950
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		6,825	6,970
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22		1,680	1,817
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		265	289
[1]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.260%	5/7/20	LOC	15,000	15,000
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/22		5,000	5,291
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.250%	5/7/20		1,050	1,050
	New York City NY Transitional Finance Authority Revenue	5.000%	2/1/22		800	857
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/22		28,620	30,959
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/23		28,715	31,747
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/22		15,600	16,875
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.190%	5/1/20		8,000	8,000
[1]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.320%	5/7/20		45,450	45,450
[1]	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.270%	5/7/20		37,805	37,805
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		855	857
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		695	697
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		925	928
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		75,920	75,529
[2]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	6/1/22		1,695	1,645
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20		3,205	3,197
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20		50,050	50,192
[2]	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.650%	1.310%	7/1/21		4,415	4,231
[2]	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.680%	1.359%	4/6/21	(4)	350	345
[2]	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/15/22		10,000	9,256
[2]	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.580%	0.800%	6/1/20		89,525	89,212
[1]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.260%	5/7/20	LOC	10,000	10,000
[2]	New York NY GO	1.200%	5/6/20	(4)	11,300	11,300
	New York NY GO	5.000%	8/1/20		12,500	12,614
	New York NY GO	4.000%	1/1/21		1,500	1,525
	New York NY GO	4.000%	8/1/21		3,050	3,147
	New York NY GO	5.000%	8/1/21		31,040	32,410
	New York NY GO	5.000%	8/1/23		420	464

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York NY GO	5.000%	8/1/23		250	276
	New York NY GO	5.000%	8/1/23		3,000	3,318
	New York NY GO	5.000%	4/1/25		4,300	4,601
	New York State Dormitory Authority Revenue	5.000%	3/15/21		50,000	51,649
	New York State Dormitory Authority Revenue	5.000%	3/15/22		50,015	53,507
	New York State Dormitory Authority Revenue	5.000%	10/1/23	(4)	2,000	2,239
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20		1,125	1,145
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		12,805	13,215
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		8,140	8,396
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		10,130	10,448
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		63,405	65,397
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		50,000	53,336
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		570	608
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		8,500	9,093
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		5,000	5,349
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/22		5,445	5,961
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		4,750	5,227
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		2,840	3,034
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		250	276
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		285	323
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		2,000	2,142
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		100	110
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		100	110
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		39,010	43,031
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		290	318
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		200	226
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		6,000	6,806
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24		625	686
[3]	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		1,000	1,161
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	(4)	1,015	1,109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		100	107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		390	434
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.190%	5/1/20		11,200	11,200
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/23		2,000	2,176
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		2,950	2,958
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		3,570	3,579
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		2,510	2,529
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,755	1,768
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,300	1,310
	New York State Housing Finance Agency Affordable Housing Revenue	1.950%	5/1/22		4,000	4,013
	New York State Housing Finance Agency Affordable Housing Revenue	2.500%	5/1/22		4,220	4,224
	New York State Housing Finance Agency Affordable Housing Revenue	2.550%	11/1/22		3,040	3,150
	New York State Housing Finance Agency Affordable Housing Revenue	2.050%	5/1/23		3,125	3,137
	New York State Housing Finance Agency Affordable Housing Revenue	2.100%	5/1/23		1,000	1,002
	New York State Housing Finance Agency Affordable Housing Revenue	2.650%	5/1/23		6,140	6,417
	New York State Housing Finance Agency Affordable Housing Revenue	2.125%	11/1/23		1,250	1,260
	New York State Housing Finance Agency Affordable Housing Revenue	2.700%	11/1/23		2,500	2,570
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.800%	5/1/20		1,570	1,570
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.875%	11/1/21		3,820	3,821
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21		8,500	8,548
	New York State Housing Finance Agency Housing Revenue	1.650%	11/1/21		9,005	9,056
	New York State Housing Finance Agency Housing Revenue	2.300%	5/1/22		4,650	4,694
	New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22		6,865	7,043
	New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22		8,565	8,579
	New York State Housing Finance Agency Revenue	1.250%	5/1/20		7,500	7,500
	New York State Housing Finance Agency Revenue	1.375%	11/1/22		1,875	1,875
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		7,500	7,507
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		2,500	2,499
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		1,150	1,151
	New York State Housing Finance Agency Revenue	1.625%	5/1/23		3,650	3,657
	New York State Housing Finance Agency Revenue	1.500%	11/1/23		1,250	1,248
	New York State Housing Finance Agency Revenue	1.550%	11/1/23		29,705	29,706
	New York State Housing Finance Agency Revenue	1.550%	11/1/23		15,460	15,348
	New York State Housing Finance Agency Revenue	1.550%	5/1/24		2,250	2,243
	New York State Housing Finance Agency Revenue	1.600%	11/1/24		16,390	16,280
[1]	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	0.270%	5/7/20		9,000	9,000
	New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	100	107
[3]	New York State Thruway Authority Revenue	5.000%	1/1/23		325	346
[3]	New York State Thruway Authority Revenue	5.000%	1/1/23		565	619
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/22		4,335	4,488

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		19,195	19,862
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		12,860	13,307
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		3,220	3,445
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		4,500	4,814
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	1,500	1,619
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		120	132
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		1,000	1,103
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		1,125	1,241
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		620	703
[3]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		750	851
[3]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		400	454
[1]	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.240%	5/7/20		7,455	7,455
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.290%	5/7/20	LOC	43,800	43,800
	Schenectady NY BAN	2.500%	5/8/20		9,560	9,562
[3]	Schenectady NY BAN	2.000%	5/7/21		4,805	4,822
	Suffolk County NY GO	5.000%	4/1/21	(15)	2,565	2,652
	Suffolk County NY GO	4.000%	10/15/21	(4)	2,035	2,115
	Suffolk County NY GO	5.000%	4/1/22	(15)	3,005	3,213
	Suffolk County NY GO	4.000%	10/15/22	(4)	6,680	7,102
	Suffolk County NY GO	4.000%	10/15/23	(4)	4,555	4,945
	Suffolk County NY GO	4.000%	2/1/24	(4)	4,315	4,712
	Syracuse NY RAN	2.000%	7/7/20		10,800	10,825
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		5,905	5,917
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		1,775	1,778
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		4,435	4,561
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		1,500	1,531
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		1,575	1,658
	Triborough Bridge & Tunnel Authority New York Revenue	5.500%	1/1/22	(Prere.)	4,910	5,277
[3]	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		1,015	1,105
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24		750	816
[2]	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	11/15/24		18,115	17,966
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.700%	1.360%	2/1/21		13,790	13,680
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of SOFR + 0.500%	0.507%	5/1/20		9,000	8,957
[2]	Triborough Bridge & Tunnel Authority Revenue PUT, 67% of 1M USD LIBOR + 0.500%	1.160%	11/15/21		5,485	5,436
[3]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/21		1,000	1,047
[3]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/22		1,620	1,752
[3]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/23		1,250	1,392
[3]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/24		1,500	1,712
	Utica NY BAN	2.000%	1/28/21		8,700	8,780
	Valley Stream NY Union Free School District No. 13 GO	2.000%	9/4/20		7,500	7,535
	Westchester County NY GO	5.000%	1/1/21		1,570	1,612
	Westchester County NY Health Care Corp. Revenue	5.125%	11/1/20		850	861
						2,284,209
North Carolina (1.5%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21		875	912
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22		300	324
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/23		150	167
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/24		140	161
	Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20		3,345	3,380
	Charlotte NC GO	5.000%	7/1/22		3,725	4,048
	Charlotte NC GO	5.000%	6/1/23		4,665	5,227
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21		2,310	2,325
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/22		1,390	1,510
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23		2,000	2,013
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23		1,045	1,174
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Atrium Health)	5.000%	1/15/23	(ETM)	420	465
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Atrium Health)	5.000%	1/15/23		80	87
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/22		13,000	13,887
[2]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	12/1/21		21,000	20,847
	Columbus County NC Industrial Facilities & Pollution Control Financing Authority Revenue (International Paper Co.) PUT	2.000%	10/1/24		825	792
	Columbus County NC Industrial Facilities & Pollution Control Financing Authority Revenue (International Paper Co.) PUT	2.000%	10/1/24		850	816
	East Carolina University North Carolina Revenue	5.000%	10/1/20		3,660	3,724
	Fayetteville NC Metropolitan Housing Authority Revenue PUT	1.950%	1/1/21		2,965	2,978
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/21		1,000	1,034
	Greensboro NC Combined Enterprise System Revenue	5.250%	6/1/21		4,370	4,577
	Guilford County NC GO	5.000%	2/1/21		1,200	1,237

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[3]	Henderson NC Revenue	4.000%	6/1/22		300	317
[3]	Henderson NC Revenue	4.000%	6/1/23		375	406
[3]	Henderson NC Revenue	4.000%	6/1/24		445	492
[3]	Henderson NC Revenue	4.000%	6/1/25		350	395
	Mecklenburg County NC GO	5.000%	3/1/22		1,000	1,074
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/20		1,000	1,015
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21		1,000	1,047
	North Carolina GAN	5.000%	3/1/21		4,250	4,389
	North Carolina GAN	5.000%	3/1/22		3,770	4,038
	North Carolina GO	5.000%	6/1/20		2,840	2,849
	North Carolina GO	5.000%	6/1/21		1,000	1,045
	North Carolina GO	5.000%	6/1/21		17,915	18,717
	North Carolina GO	4.000%	5/1/22		10,000	10,607
	North Carolina GO	4.000%	6/1/22		3,330	3,540
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System Inc.)	5.000%	6/1/22	(Prere.)	295	320
[3]	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/25		365	394
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group) PUT	2.200%	12/1/22		20,250	20,230
[2]	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	11/27/20		10,995	10,995
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20		2,080	2,087
	North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24		500	471
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20		670	671
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/20		310	311
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/21		275	278
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/22		350	356
	North Carolina Public Improvement GO	5.000%	6/1/23		1,500	1,681
	North Carolina Revenue	5.000%	5/1/22		5,380	5,789
	North Carolina Revenue	5.000%	5/1/23		15,145	16,824
	North Carolina Turnpike Authority Revenue	5.000%	1/1/21		700	717
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22		500	531
	Raleigh NC GO	5.000%	9/1/22		2,000	2,186
	Sanford NC Enterprise System Revenue	5.000%	6/1/21		445	465
	Sanford NC Enterprise System Revenue	5.000%	6/1/22		300	324
	Sanford NC Enterprise System Revenue	5.000%	6/1/23		250	279
	Union County NC Enterprise System Revenue	5.000%	6/1/21		765	799
	Union County NC Enterprise System Revenue	5.000%	6/1/22		565	611
	Union County NC GO	5.000%	9/1/20		1,430	1,450
	Union County NC GO	5.000%	9/1/21		1,200	1,266
[2]	University of North Carolina at Chapel Hill Revenue, 67% of 1M USD LIBOR + 0.350%	1.010%	12/1/21		5,100	5,062
	Wake County NC GO	5.000%	3/1/21		1,645	1,701
	Wake County NC GO	5.000%	3/1/21		2,395	2,477
	Wake County NC GO	5.000%	3/1/21		2,385	2,467
	Wake County NC GO	5.000%	4/1/21		2,400	2,491
	Wake County NC GO	5.000%	3/1/22		8,600	9,237
	Wake County NC GO	5.000%	3/1/23		5,000	5,557
	Wake County NC Limited Obligation Revenue	5.000%	9/1/22		4,250	4,639
	Wake County NC Limited Obligation Revenue	5.000%	9/1/23		6,000	6,754
	Wake County NC Public Improvement GO	5.000%	9/1/21		1,505	1,588
	Winston-Salem NC Water & Sewer System Revenue	5.000%	6/1/22		200	217
	Winston-Salem NC Water & Sewer System Revenue	5.000%	6/1/23		1,000	1,120
	Winston-Salem NC Water & Sewer System Revenue	5.000%	6/1/24		1,500	1,734
						235,695
North Dakota (0.1%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/20		750	761
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/21		1,000	1,040
[2]	North Dakota Housing Finance Agency Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.620%	2/1/22		10,000	9,926
[1]	North Dakota Public Finance Authority Revenue TOB VRDO	0.320%	5/7/20		5,095	5,095
	West Fargo ND GO	4.000%	5/1/21		225	232
	West Fargo ND GO	4.000%	5/1/22		400	422
	West Fargo ND GO	4.000%	5/1/24		465	510
						17,986
Ohio (3.1%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/20		1,460	1,489

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Akron OH Income Tax Revenue	4.000%	12/1/22		355	381
	Akron OH Income Tax Revenue	4.000%	12/1/23		360	396
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21		2,605	2,730
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/21		300	316
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22		3,750	4,009
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/22		400	431
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/23		550	608
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/24		1,160	1,310
	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22		14,190	15,175
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21		8,000	8,037
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/23		7,870	8,697
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24		6,350	7,223
	American Municipal Power Ohio Inc. Revenue PUT	2.300%	2/15/22		26,050	25,851
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21		750	794
	Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22		750	807
	Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/22	(Prere.)	46,305	51,508
	Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/21		900	953
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/20		275	276
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/21		285	287
	Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/21		925	982
	Cleveland OH GO	4.000%	12/1/21		375	393
	Cleveland OH GO	4.000%	12/1/22		350	376
	Cleveland OH GO	5.000%	12/1/22		735	809
	Cleveland OH GO	4.000%	12/1/23		500	549
	Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)(ETM)	310	343
	Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	1,675	1,836
	Cleveland OH Water Revenue	5.000%	1/1/21		9,025	9,269
	Cleveland OH Water Revenue	5.000%	1/1/22		8,760	9,347
	Columbus OH GO	5.000%	4/1/21		1,660	1,722
	Columbus OH GO	5.000%	7/1/21		350	367
	Columbus OH GO	5.000%	2/15/22		2,500	2,681
	Columbus OH GO	5.000%	4/1/22		1,375	1,481
	Columbus OH GO	5.000%	4/1/23		1,400	1,558
	Columbus OH GO	5.000%	4/1/24		800	917
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/22		240	254
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/23		455	493
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/24		470	520
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	5.000%	5/1/25		250	294
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24		625	677
[1]	Cuyahoga OH CP TOB VRDO	0.370%	5/7/20		4,155	4,155
[2]	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.650%	11/15/21		7,500	7,452
	Franklin OH GO	5.000%	6/1/21		1,805	1,885
	Grandview Heights OH City School District GO	4.000%	12/1/20		1,170	1,192
	Grandview Heights OH City School District GO	4.000%	12/1/21		520	545
[1]	Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	0.320%	5/7/20	LOC	11,395	11,395
	Hamilton County OH Sewer System Revenue	5.000%	12/1/23		6,150	6,988
[1]	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.320%	5/7/20		47,000	47,000
[1]	Kettering OH Health Network Obligated Group TOB VRDO	0.420%	5/7/20		11,160	11,160
	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		455	509
[1]	Miami University of Ohio General Receipts Revenue TOB VRDO	0.320%	5/7/20		3,785	3,785
	Midview OH Local School District COP	4.000%	11/1/22	(15)	615	658
	Midview OH Local School District COP	4.000%	11/1/23	(15)	1,160	1,268
	Midview OH Local School District COP	4.000%	11/1/24	(15)	1,205	1,343
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/24		1,000	1,049
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/22		1,750	1,913
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/23		1,250	1,409
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/24		725	841
	Ohio Common Schools GO	5.000%	9/15/20		5,000	5,079
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	10/1/21		2,755	2,911
	Ohio GO	5.000%	2/1/21		2,250	2,320
	Ohio GO	5.000%	5/1/21		10,120	10,541
	Ohio GO	5.000%	9/15/21		1,300	1,374
	Ohio GO	5.000%	2/1/22		1,220	1,306
	Ohio GO	5.000%	5/1/22	(Prere.)	1,250	1,356
	Ohio GO	5.000%	5/1/22		10,525	11,365
	Ohio GO	5.000%	6/15/22	(Prere.)	1,000	1,090
	Ohio GO	5.000%	6/15/22		9,810	10,638
	Ohio GO	5.000%	9/15/22		9,865	10,789
	Ohio GO	5.000%	12/15/22		7,970	8,790
	Ohio GO	5.000%	5/1/23		10,945	12,217

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio GO	5.000%	6/15/23		5,000	5,603
	Ohio GO	5.000%	6/15/23		10,660	11,946
	Ohio GO	3.000%	3/1/24		3,085	3,303
	Ohio Higher Education GO	5.000%	5/1/21		11,050	11,510
	Ohio Higher Education GO	5.000%	8/1/23		4,500	5,063
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.170%	5/1/20		6,500	6,500
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20		1,500	1,531
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21		1,045	1,108
	Ohio Highway Capital Improvements GO	5.000%	5/1/21		1,130	1,176
	Ohio Hospital Revenue (University Hospitals Health System Inc.) PUT	5.000%	1/15/25		3,500	4,025
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.570%	5/1/20		13,000	13,000
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.570%	5/1/20		10,875	10,875
	Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.650%	5/1/20		13,250	13,250
	Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21		1,060	1,065
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21		20,000	21,294
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		2,500	2,839
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		2,805	3,037
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		2,000	2,334
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/20		1,125	1,152
	Ohio State University General Receipts Revenue	5.000%	12/1/20		1,250	1,281
	Ohio State University General Receipts Revenue	5.000%	12/1/21		1,400	1,491
	Ohio State University General Receipts Revenue	5.000%	12/1/22		1,110	1,223
	Ohio Third Frontier Research & Development GO	5.000%	5/1/22		1,935	2,089
	Ohio Third Frontier Research & Development GO	5.000%	5/1/23		2,035	2,271
	Ohio Third Frontier Research & Development GO	5.000%	5/1/24		2,135	2,458
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/23	(Prere.)	155	173
[1]	Ohio Turnpike Commission Turnpike Revenue TOB VRDO	0.410%	5/7/20		7,500	7,500
	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/21		2,975	3,168
	Ohio Water Development Authority Fresh Water Revenue	5.250%	12/1/21		1,250	1,321
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/23		1,670	1,871
	Ohio Water Development Authority Revenue	5.000%	6/1/22		1,950	2,113
	Ohio Water Development Authority Revenue	5.000%	12/1/22		1,650	1,818
	South-Western City OH School District (Franklin & Pickaway Counties) GO	4.000%	12/1/22		1,390	1,495
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/23		700	758
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/24		535	594
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/22		625	642
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/24		250	272
						503,618
Oklahoma (0.2%)
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20		1,170	1,182
	Oklahoma City OK GO	4.000%	3/1/21		2,940	3,016
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/21		520	540
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/25		940	1,059
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/22		1,000	1,036
[3]	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/24		185	213
[3]	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/25		400	471
	Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/21		1,405	1,458
	Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/21		7,450	7,596
	Tulsa County OK Independent School District No. 11 (Owasso) GO	4.000%	1/1/22		7,450	7,810
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/20		1,500	1,520
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21		930	977
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22		1,050	1,139
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23		500	560
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/21		975	1,011
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/23		1,025	1,109
						30,697
Oregon (0.9%)
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24		340	321
	Jackson County OR School District No. 5 GO (Ashland)	4.000%	6/15/21		835	863
	Jackson County OR School District No. 5 GO (Ashland)	5.000%	6/15/22		650	704
	Jackson County OR School District No. 5 GO (Ashland)	5.000%	6/15/23		680	762
	Multnomah County OR GO	5.000%	6/1/20		8,345	8,372
	Multnomah County OR GO	5.000%	6/1/21		8,770	9,159
	Multnomah County OR GO	5.000%	6/1/22		9,205	9,972
	Multnomah County OR Hospital Facilities Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/25		5,600	6,159
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/21		6,020	6,399
[1]	Oregon Department of Transportation Highway User Tax Revenue TOB VRDO	0.280%	5/7/20		5,000	5,000
[1]	Oregon Facilities Authority Revenue (Reed College Project) TOB VRDO	0.250%	5/7/20		7,500	7,500

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oregon GO	5.000%	5/1/20		2,725	2,725
	Oregon GO	5.000%	8/1/20		3,300	3,334
	Oregon GO	5.000%	11/1/20		3,100	3,165
	Oregon GO	5.000%	5/1/21	(Prere.)	4,105	4,282
	Oregon GO	5.000%	5/1/21		2,065	2,149
	Oregon GO	5.000%	6/1/21		2,075	2,167
	Oregon GO	5.000%	8/1/21		1,750	1,839
	Oregon GO	4.000%	11/1/21		3,610	3,778
	Oregon GO	5.000%	5/1/22		1,525	1,647
	Oregon GO	5.000%	5/1/22		1,000	1,080
	Oregon GO	5.000%	8/1/22		1,005	1,095
	Oregon GO	4.000%	11/1/22		1,245	1,338
	Oregon GO	5.000%	11/1/22		2,270	2,495
	Oregon GO	5.000%	5/1/23		1,365	1,525
	Oregon GO	5.000%	11/1/23		1,205	1,368
	Oregon GO	5.000%	11/1/23		1,500	1,703
	Oregon GO	5.000%	5/1/24		1,345	1,549
	Oregon Health & Science University Revenue PUT	5.000%	2/1/23		25,950	28,390
	Oregon Health & Science University Revenue PUT	5.000%	2/1/25		16,985	19,658
	Port of Portland OR International Airport Revenue	5.000%	7/1/21		500	520
	Port of Portland OR International Airport Revenue	5.000%	7/1/22		460	492
	Port of Portland OR International Airport Revenue	5.000%	7/1/23		275	302
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/21	(14)	4,000	4,183
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/20		1,600	1,606
						147,601
Pennsylvania (5.5%)
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/23		685	711
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/24		500	518
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	3.000%	10/15/22		385	377
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22		1,750	1,855
	Allegheny County PA Hospital Development Authority Revenue	5.000%	5/15/22		1,335	1,338
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23		1,625	1,762
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/20		2,000	2,014
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	3.000%	7/15/22		1,500	1,534
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/22		2,000	2,131
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/23		3,335	3,639
[1,2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	0.390%	6/1/20	LOC	10,000	10,000
[2]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	1.901%	2/1/21		1,545	1,543
	Allegheny County PA Port Authority Revenue	5.250%	3/1/21		1,325	1,370
	Allegheny County PA Port Authority Revenue	5.250%	3/1/22		5,000	5,168
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22		1,020	1,038
	Altoona PA Sewer Revenue	5.000%	12/1/20	(4)	300	307
	Altoona PA Sewer Revenue	5.000%	12/1/21	(4)	230	244
	Altoona PA Sewer Revenue	5.000%	12/1/22	(4)	200	218
	Altoona PA Sewer Revenue	5.000%	12/1/23	(4)	300	337
	Armstrong PA School District GO	3.000%	3/15/22	(15)	300	309
	Armstrong PA School District GO	3.000%	3/15/23	(15)	400	418
	Armstrong PA School District GO	3.000%	3/15/24	(15)	565	598
	Beaver County PA GO	4.000%	4/15/21	(15)	695	708
	Beaver County PA GO	4.000%	4/15/22	(15)	720	748
	Bensalem Township PA School District GO	3.000%	6/1/23		115	121
	Bensalem Township PA School District GO	3.000%	6/1/24		500	531
	Bensalem Township PA School District GO	4.000%	6/1/25		310	347
	Berks County PA GO	5.000%	11/15/21		700	744
	Berks County PA GO	5.000%	11/15/22		575	632
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/22		1,090	1,132
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/21		500	506
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/23		800	832
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/24		475	499
	Berks County PA Municipal Authority Revenue (Tower Health Project) PUT	5.000%	2/1/25		3,750	4,059
[2]	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.763%	11/1/21		11,480	11,379
[2]	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.773%	11/1/21		6,620	6,562
	Bethlehem PA GO	5.000%	12/1/21	(4)	305	324

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bethlehem PA GO	5.000%	12/1/22	(4)	300	330
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/22	(15)	1,725	1,869
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22		800	862
	Coatesville PA School District GO	4.000%	8/1/20	(4)	325	327
	Coatesville PA School District GO	5.000%	8/1/21	(4)	2,540	2,658
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20		2,750	2,756
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21		1,000	1,030
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,790	1,890
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	505	549
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	1,500	1,630
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		2,725	2,940
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		1,780	1,971
[3]	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		100	114
	Connellsville PA Area School District GO	4.000%	8/15/21	(15)	500	518
	Connellsville PA Area School District GO	4.000%	8/15/22	(15)	535	567
	Connellsville PA Area School District GO	4.000%	8/15/23	(15)	755	817
	Connellsville PA Area School District GO	4.000%	8/15/24	(15)	755	833
	Cornell PA School District GO	4.000%	9/1/22	(4)	190	201
	Cornell PA School District GO	4.000%	9/1/23	(4)	525	565
	Delaware County PA GO	5.000%	10/1/20		2,700	2,747
	Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel Service Inc.) VRDO	0.260%	5/1/20		36,900	36,900
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22		1,000	1,086
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/23		700	786
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/21		15,260	15,641
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22		16,930	17,974
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		1,210	1,249
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		9,500	10,411
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/20		705	710
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/22		815	868
	Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23		500	546
	Easton PA Area School District GO	4.000%	4/1/22		250	264
	Easton PA Area School District GO	4.000%	4/1/23		375	405
	Easton PA Area School District GO	4.000%	4/1/24		300	331
	Erie PA City School District GO	5.000%	4/1/22	(4)	325	348
	Erie PA City School District GO	5.000%	4/1/24	(4)	250	283
	Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/21		750	749
	Hempfield PA School District GO	5.000%	3/15/22	(15)	1,000	1,070
	Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20		6,375	6,347
	Kennett PA Consolidated School District GO	4.000%	2/15/21		720	737
	Kennett PA Consolidated School District GO	4.000%	2/15/22		800	842
	Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/22		1,000	1,032
	Lancaster County PA GO	4.000%	11/1/23		125	137
[1]	Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System) TOB VRDO	0.270%	5/7/20		4,160	4,160
	Lancaster PA School District GO	4.000%	6/1/21	(4)	1,000	1,030
	Lancaster PA School District GO	5.000%	6/1/21	(4)	175	182
	Lancaster PA School District GO	4.000%	6/1/22	(4)	530	561
	Lancaster PA School District GO	5.000%	6/1/22	(4)	225	243
	Lancaster PA School District GO	4.000%	6/1/23	(4)	450	487
	Lancaster PA School District GO	5.000%	6/1/24	(4)	125	143
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20		820	825
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/21		1,250	1,298
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/22		550	585
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/23		855	932
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/24		1,120	1,249
[1]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.620%	5/7/20		4,855	4,855
	Lehigh County PA Industrial Development Authority Revenue (PPL Electric Utilities Corp.) PUT	1.800%	9/1/22		750	741
	Luzerne County PA GO	5.000%	12/15/20	(4)	1,000	1,025
	Luzerne County PA GO	5.000%	12/15/21	(4)	1,500	1,592
	Luzerne County PA GO	5.000%	12/15/22	(4)	1,000	1,093
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/21	(4)	1,190	1,255
	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/22	(4)	1,305	1,420
	Lycoming County PA Authority Revenue (Lycoming College)	5.000%	11/1/22		250	267
[2]	Manheim Township PA School District GO PUT, 68% of 1M USD LIBOR + 0.470%	1.139%	11/1/21		2,000	1,989
[2]	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.270%	0.940%	5/1/20		1,415	1,415
[2]	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.320%	0.990%	5/3/21		1,000	996
[2]	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.420%	1.089%	11/1/21		1,125	1,118
	Montgomery County PA GO	4.000%	5/1/21		1,990	2,052

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/20		1,260	1,273
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,365
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		825	877
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		450	479
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		1,275	1,384
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		350	380
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		375	414
[2]	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.940%	9/1/23		9,250	9,249
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		11,250	11,258
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	4.000%	12/1/22		500	496
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/23		820	835
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	2.000%	12/1/20		650	642
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22		785	762
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21		725	757
[1]	Mount Lebanon PA School District GO TOB VRDO	0.320%	5/7/20		15,500	15,500
	New Kensington Arnold PA School District GO	4.000%	5/15/20	(15)	820	821
	New Kensington Arnold PA School District GO	4.000%	5/15/21	(15)	940	968
	New Kensington Arnold PA School District GO	4.000%	5/15/22	(15)	970	1,023
[2]	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.260%	0.480%	11/1/21		755	748
[2]	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.580%	11/1/22		810	799
[2]	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.780%	11/1/24		500	492
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20		1,000	1,010
[2]	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project) PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.620%	8/15/20		8,125	8,124
	Octorara PA Area School District GO	4.000%	4/1/22	(4)	350	369
	Octorara PA Area School District GO	4.000%	4/1/24	(4)	325	357
	Pennsylvania COP	5.000%	7/1/20		470	473
	Pennsylvania COP	5.000%	7/1/22		300	323
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/21		225	232
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/22		275	291
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/22		5,000	5,249
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/24		275	305
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/25		400	452
[1]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	0.370%	5/7/20		3,335	3,335
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	11/1/21		1,250	1,264
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.800%	12/1/21		10,000	10,201
	Pennsylvania GO	5.000%	3/1/21		11,900	12,300
	Pennsylvania GO	5.000%	7/15/21		500	524
	Pennsylvania GO	5.000%	9/15/21		500	528
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	10,000	10,663
	Pennsylvania GO	5.000%	11/15/21	(Prere.)	8,250	8,797
	Pennsylvania GO	5.000%	3/1/22		5,100	5,458
	Pennsylvania GO	5.000%	6/1/22	(Prere.)	210	229
	Pennsylvania GO	5.000%	10/15/22		250	272
	Pennsylvania GO	5.000%	1/1/23		565	619
	Pennsylvania GO	5.000%	1/15/23		450	494
	Pennsylvania GO	5.000%	3/1/23		165	182
	Pennsylvania GO	5.000%	4/1/23	(Prere.)	185	207
	Pennsylvania GO	4.000%	7/1/23		110	119
	Pennsylvania GO	5.000%	7/15/23		20,000	22,271
	Pennsylvania GO	5.000%	8/15/23		11,475	12,809
	Pennsylvania GO	5.000%	9/15/23		255	285
	Pennsylvania GO	5.000%	10/15/23		50	56
	Pennsylvania GO	5.000%	1/15/24		4,385	4,954
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20		3,575	3,590
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/20		1,205	1,210
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21		4,830	5,016

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/21		1,285	1,334
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		5,920	6,319
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		2,730	2,914
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/22		1,360	1,452
[1]	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System) TOB VRDO	0.280%	5/7/20		7,560	7,560
[3]	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.050%	4/30/21		750	750
	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.850%	5/1/21		1,520	1,536
[3]	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/22		4,080	4,080
[1]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.270%	5/7/20		5,135	5,135
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/20		5,060	5,075
[1]	Pennsylvania Turnpike Commission Motor License Fund Revenue TOB VRDO	0.370%	5/7/20		8,750	8,750
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22		595	645
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20		18,520	18,564
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		325	332
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21		825	851
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		375	397
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	2,300	2,453
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,130	6,497
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		480	526
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		750	822
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	(Prere.)	3,985	4,423
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		5,250	5,755
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		500	548
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		1,000	1,085
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	(Prere.)	6,615	7,592
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		4,300	4,859
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		500	565
	Pennsylvania Turnpike Commission Revenue	2.000%	12/1/24		1,500	1,544
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.400%	5/7/20		8,280	8,280
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.400%	5/7/20		5,595	5,595
[1]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.400%	5/7/20	(4)	10,280	10,280
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	12/1/20		3,750	3,750
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.650%	12/1/21		10,000	9,865
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.720%	12/1/21		25,000	24,689
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.820%	12/1/23		8,000	7,791
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.920%	12/1/23		5,000	4,886
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.880%	1.100%	12/1/20		12,500	12,499
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	12/1/21		9,000	8,944
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.200%	12/1/21		21,095	20,990
[2]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	1.490%	12/1/20		26,930	26,927
	Philadelphia PA Airport Revenue	5.000%	6/15/23		735	738
[3]	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/22		200	209
	Philadelphia PA Authority for Industrial Development Revenue	5.000%	12/1/25	(4)	200	237
[1]	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	0.260%	5/7/20		7,500	7,500
[1]	Philadelphia PA Authority for Industrial Development Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	0.260%	5/7/20		7,500	7,500
[3]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	3.000%	11/1/20		850	854
[3]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/21		125	129
[3]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/22		125	130
	Philadelphia PA Gas Works Revenue	5.000%	10/1/20		3,500	3,552
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		3,100	3,351
	Philadelphia PA GO	5.000%	8/1/20		2,225	2,246
	Philadelphia PA GO	5.000%	2/1/21		750	771
	Philadelphia PA GO	5.000%	8/1/21		1,835	1,922
	Philadelphia PA GO	5.000%	8/1/22		2,385	2,582
	Philadelphia PA GO	5.000%	8/1/24		2,635	3,024
[1]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) TOB VRDO	0.260%	5/7/20		4,765	4,765
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.160%	5/1/20		8,300	8,300
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/20		1,700	1,707
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/21		715	735
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/22		1,000	1,051
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/23		1,000	1,071
	Philadelphia PA School District GO	5.000%	9/1/20		2,975	3,015

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA School District GO	5.000%	9/1/20		4,000	4,053
	Philadelphia PA School District GO	5.000%	9/1/20		780	790
	Philadelphia PA School District GO	5.000%	9/1/21		1,365	1,436
	Philadelphia PA School District GO	5.000%	9/1/21		490	516
[3]	Philadelphia PA School District GO	5.000%	9/1/21		6,500	6,817
	Philadelphia PA School District GO	5.000%	9/1/21		1,250	1,315
	Philadelphia PA School District GO	5.000%	9/1/21		5,250	5,319
[3]	Philadelphia PA School District GO	5.000%	9/1/22		3,500	3,798
	Philadelphia PA School District GO	5.000%	9/1/22		1,300	1,415
	Philadelphia PA School District GO	5.000%	9/1/23		1,095	1,228
[3]	Philadelphia PA School District GO	5.000%	9/1/23		2,825	3,159
	Philadelphia PA School District GO	5.000%	9/1/23		1,630	1,828
	Philadelphia PA School District GO	5.250%	9/1/23		3,760	3,810
[3]	Philadelphia PA School District GO	5.000%	9/1/24		315	362
	Philadelphia PA School District GO	5.000%	9/1/24		1,050	1,210
	Philadelphia PA School District GO	5.000%	9/1/24		1,000	1,153
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/20		500	509
	Pittsburgh PA GO	5.000%	9/1/21		500	525
	Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20		3,150	3,151
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	12,995	13,172
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/21	(4)	13,650	14,376
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22		300	327
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23		285	320
[2]	Pittsburgh PA Water & Sewer Authority Revenue PUT, 70% of 1M USD LIBOR + 0.640%	1.390%	12/1/20	(4)	52,150	51,926
	Reading PA School District GO	5.000%	3/1/22	(4)	540	577
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/21		1,000	1,059
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/22		765	830
	Scranton PA School District GO	5.000%	6/1/20		645	647
[2]	Scranton PA School District GO PUT, 68% of 1M USD LIBOR + 0.850%	1.519%	4/1/21		2,625	2,626
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21		675	698
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22		300	322
	Susquehanna Township PA School District GO	4.000%	5/15/22		250	265
	Susquehanna Township PA School District GO	4.000%	5/15/23		500	541
	Susquehanna Township PA School District GO	4.000%	5/15/24		500	551
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20		3,515	3,570
	University Area Joint Authority Pennsylvania Sewer Revenue	4.000%	11/1/20	(15)	1,535	1,558
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/21	(15)	1,245	1,315
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22	(15)	545	596
[2]	University of Pittsburgh PA of the Commonwealth System of Higher Education Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.580%	2/15/24		24,000	23,741
[2]	University of Pittsburgh PA of the Commonwealth System of Higher Education Revenue, SIFMA Municipal Swap Index Yield + 0.240%	0.460%	9/15/21		7,850	7,779
[1]	Westmoreland County PA Municipal Authority Revenue TOB VRDO	0.370%	5/7/20	(15)	5,665	5,665
[1]	Westmoreland County PA Municipal Authority Revenue TOB VRDO	0.370%	5/7/20	(15)	3,685	3,685
	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	(15)	225	248
	York County PA School of Technology Authority Lease Revenue	5.000%	2/15/21	(15)	740	762
						876,844
Puerto Rico (0.2%)
[3]	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/21		4,700	4,677
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/22		490	475
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(14)	1,025	1,027
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	3,250	3,255
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/21	(14)	3,245	3,248
	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/21	(14)	1,070	1,071
	Puerto Rico GO	5.500%	7/1/20	(14)	5,750	5,765
	Puerto Rico GO	5.500%	7/1/20	(14)	515	516
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		22,276	18,958
						38,992
Rhode Island (0.1%)
	Providence RI Public Buildings Authority Revenue	4.000%	9/15/24	(4)	500	549
	Providence RI Public Buildings Authority Revenue	5.000%	9/15/25	(4)	500	583
	Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22		500	533
[1]	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island) TOB VRDO	0.390%	5/7/20		6,670	6,670
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/20		2,640	2,642
	Rhode Island Housing & Mortgage Finance Corp. Revenue PUT	1.700%	10/1/22		4,065	4,066
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/20		150	152
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/23		125	141
						15,336

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
South Carolina (0.9%)
	Beaufort County SC School District GO	5.000%	3/1/21		5,000	5,171
	Charleston County SC School District GO	5.000%	2/1/21		1,140	1,175
[2]	Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.629%	1/1/22		25,000	24,695
[1]	Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	0.260%	5/7/20	(Prere.)	7,500	7,500
	Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/23		575	621
	Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/24		50	55
	Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22		190	204
	Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25		865	967
	Greenville SC Hospital System Board Hospital Facilities Revenue	5.000%	5/1/21		555	577
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21		500	529
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/21		1,000	1,059
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20		1,000	1,017
[2]	Patriots Energy Group Finance Authority South Carolina Gas Supply Revenue PUT	4.000%	2/1/24		14,910	15,808
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		1,250	1,282
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21		1,900	1,953
[1]	South Carolina Jobs Economic Development Authority Hospital Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.370%	5/7/20		6,000	6,000
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24		1,000	1,103
	South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	10/1/25		25,000	28,208
	South Carolina Public Service Authority Revenue	4.000%	12/1/20	(ETM)	450	459
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		4,125	4,216
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		21,000	21,462
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		1,100	1,163
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,385	3,580
	South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	425	453
	South Carolina Public Service Authority Revenue	5.000%	12/1/21		5,865	6,202
	South Carolina Public Service Authority Revenue	5.750%	12/1/23	(Prere.)	100	117
	South Carolina Public Service Authority Revenue	5.000%	12/1/24		350	363
	South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	600	652
	South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	520	565
	South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/22		570	598
	South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/23		600	629
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/21		4,100	4,310
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/22	(Prere.)	8,115	8,949
						151,642
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/20		1,130	1,145
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/21		1,500	1,578
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	7/1/24		4,805	5,202
						7,925
Tennessee (1.4%)
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	10,275	11,418
	Franklin TN GO	5.000%	3/1/22		1,170	1,257
	Franklin TN GO	5.000%	3/1/22		1,640	1,761
	Franklin TN GO	5.000%	6/1/24		1,000	1,156
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20		1,500	1,508
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21		1,075	1,114
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22		1,250	1,330
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23		900	982
	Hamilton County TN GO	5.000%	1/1/21		1,200	1,204
	Hamilton County TN GO	5.000%	4/1/21		10,810	11,215
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/23		1,000	1,084
	Knox County TN GO	5.000%	6/1/23		1,155	1,292
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/20		1,155	1,167
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	4.000%	4/1/21		635	647
	Memphis TN GO	5.000%	7/1/22		7,130	7,179
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		17,650	17,665
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	3.250%	10/3/22	(Prere.)	50	53
	Metropolitan Government of Nashville & Davidson County TN Revenue (Extendible) CP	3.500%	5/13/20		52,000	52,031
[1]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue TOB VRDO	0.340%	5/7/20		2,500	2,500
	Shelby County TN GO	5.000%	3/1/21		1,230	1,272
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/20		1,000	1,000

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare) VRDO	0.150%	5/1/20	(4)	21,145	21,145
	Tennergy Corp. Tennessee Gas Revenue PUT	5.000%	10/1/24		8,260	9,189
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		2,500	2,520
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		2,500	2,641
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		37,465	38,912
	Tennessee GO	5.000%	8/1/21		1,000	1,051
	Tennessee GO	5.000%	8/1/21		1,095	1,151
	Tennessee GO	5.000%	2/1/22		7,270	7,784
	Tennessee GO	4.000%	8/1/22		6,865	7,320
	Tennessee GO	5.000%	8/1/22		1,500	1,634
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/21		2,515	2,669
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23		2,695	3,050
	Williamson County TN GO	5.000%	4/1/21		500	519
	Williamson County TN GO	5.000%	4/1/21		1,125	1,167
	Williamson County TN GO	5.000%	4/1/22		1,450	1,562
	Williamson County TN GO	5.000%	4/1/22		1,465	1,578
	Wilson County TN GO	5.000%	4/1/23		2,885	3,210
						225,937
Texas (15.0%)
	Alief TX Independent School District GO	5.000%	2/15/22		1,000	1,072
	Alief TX Independent School District GO	4.000%	2/15/23		1,000	1,052
	Allen TX Independent School District GO	5.000%	2/15/23		1,990	2,203
	Alvin TX Independent School District GO PUT	1.400%	8/15/20		12,500	12,504
[2]	Alvin TX Independent School District GO PUT	2.150%	8/15/21		9,560	9,657
	Alvin TX Independent School District GO PUT	1.250%	8/15/22		7,825	7,810
	Arlington TX GO	5.000%	8/15/21		1,395	1,469
	Arlington TX GO	5.000%	8/15/22		1,400	1,528
	Arlington TX GO	5.000%	8/15/23		1,000	1,126
	Arlington TX GO	5.000%	8/15/23		1,395	1,571
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/21		375	394
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/23		300	334
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21		560	560
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/21		530	530
	Austin TX Affordable Multifamily Housing Revenue (Commons at Goodnight Apartments) PUT	1.850%	7/1/20		10,000	10,009
	Austin TX Combined Utility System Revenue CP	1.110%	7/2/20		35,530	35,561
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20		200	202
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21		150	158
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22		150	163
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/22	(ETM)	500	542
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/22		500	540
	Bexar County TX GO	5.000%	6/15/20		7,840	7,879
	Bexar County TX GO	5.000%	6/15/20		2,595	2,608
	Bexar County TX GO	5.000%	6/15/23	(Prere.)	24,525	27,646
	Bexar County TX GO	5.000%	6/15/23		1,885	2,108
	Bexar County TX GO	5.000%	6/15/24		350	404
	Brazosport TX Independent School District GO	5.000%	2/15/23		1,550	1,713
	Calhoun County TX Independent School District GO	5.000%	2/15/23		6,415	7,095
	Calhoun County TX Independent School District GO	5.000%	2/15/24		3,895	4,437
	Capital Area Housing Finance Corp. Texas Revenue (Mission Trail El Camino Real Apartments) PUT	2.100%	9/1/22		6,875	6,933
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,435	1,472
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22		3,500	3,614
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21		5,500	5,533
	Clear Creek TX Independent School District GO	5.000%	2/15/22		1,625	1,742
	Clear Creek TX Independent School District GO	5.000%	2/15/23		430	477
	Clear Creek TX Independent School District GO	5.000%	2/15/24		435	498
	Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		9,950	9,955
[2]	Clear Creek TX Independent School District GO PUT	2.150%	8/16/21		9,550	9,647
	Clear Creek TX Independent School District GO PUT	1.350%	8/15/22		10,500	10,483
[2]	Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.500%	5/7/20	(4)	5,250	5,250
	College of the Mainland TX GO	5.000%	8/15/22		625	679
	College of the Mainland TX GO	5.000%	8/15/23		500	561
	College of the Mainland TX GO	5.000%	8/15/24		275	317
	College Station TX GO	5.000%	2/15/21		3,145	3,245
	College Station TX GO	5.000%	2/15/22		1,655	1,773
	College Station TX GO	5.000%	2/15/23		1,735	1,917
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/21		770	791
	Conroe TX Independent School District GO	5.000%	2/15/22		3,870	4,150
	Conroe TX Independent School District GO	5.000%	2/15/23		10,600	11,711
	Conroe TX Independent School District GO	5.000%	2/15/24		9,235	10,516
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22		4,020	4,147

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/24		10,140	10,932
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26		1,395	1,437
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		7,075	7,077
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,375	5,377
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20		5,700	5,728
[2]	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		11,280	11,391
[2]	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,080	1,091
[2]	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		14,625	14,591
[2]	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		16,625	16,646
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		10,750	10,764
	Dallas County TX GO	5.000%	8/15/22		3,700	4,034
[3]	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21		585	613
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22		145	159
[3]	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22		625	679
[3]	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23		2,000	2,244
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24		275	321
	Dallas TX GO	5.000%	2/15/22		9,030	9,682
	Dallas TX GO	5.000%	2/15/22		7,700	8,256
	Dallas TX GO	5.000%	2/15/23		3,000	3,295
	Dallas TX GO	5.000%	2/15/23		9,455	10,386
	Dallas TX GO	5.000%	2/15/23		1,445	1,539
	Dallas TX GO	5.000%	2/15/23		7,700	8,458
	Dallas TX Housing Finance Corp. Revenue (Estates at Shiloh) PUT	1.510%	7/1/23		3,750	3,739
	Dallas TX Independent School District GO	5.000%	2/15/22	(Prere.)	810	871
	Dallas TX Independent School District GO	5.000%	2/15/22		815	867
	Dallas TX Independent School District GO PUT	5.000%	2/15/21		1,500	1,542
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20		3,000	3,052
	Deer Park TX Independent School District GO PUT	1.550%	10/1/20		2,075	2,077
	Denton County TX GO	5.000%	7/15/20		1,100	1,108
	Denton TX Independent School District GO PUT	2.000%	8/1/24		4,500	4,594
	Dickinson TX Independent School District GO PUT	1.350%	8/2/21		2,600	2,600
	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/23		850	956
	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/24		750	869
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24		10,275	10,506
[3]	El Paso TX GO	5.000%	8/15/20		1,000	1,010
[3]	El Paso TX GO	5.000%	8/15/21		415	434
[3]	El Paso TX GO	5.000%	8/15/22		430	463
	El Paso TX GO	5.000%	8/15/23		260	291
[3]	El Paso TX GO	5.000%	8/15/23		455	504
	El Paso TX GO	5.000%	8/15/24		140	161
	El Paso TX GO	5.000%	8/15/24		350	404
[3]	El Paso TX GO	5.000%	8/15/24		480	547
	El Paso TX Water & Sewer Revenue	5.000%	3/1/21		6,930	7,166
	El Paso TX Water & Sewer Revenue	5.000%	3/1/22		3,750	4,028
	Fort Bend TX Independent School District GO	5.000%	8/15/22		2,455	2,483
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20		5,990	5,988
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21		5,345	5,343
	Fort Bend TX Independent School District GO PUT	1.950%	8/1/22		12,500	12,571
	Fort Worth TX GO	5.000%	3/1/22		1,100	1,136
	Fort Worth TX GO	4.000%	3/1/23		2,255	2,438
	Fort Worth TX Independent School District GO	5.000%	2/15/22		2,010	2,155
	Fort Worth TX Independent School District GO	5.000%	2/15/23		2,165	2,388
	Fort Worth TX Independent School District GO	5.000%	2/15/24		4,525	5,142
	Fort Worth TX Water & Sewer Revenue	5.250%	2/15/21		1,880	1,886
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/22		1,665	1,785
	Frisco TX Independent School District GO	5.000%	8/15/21		1,500	1,579
	Frisco TX Independent School District GO	5.000%	8/15/22		1,210	1,318
	Galena Park TX Independent School District GO	5.000%	8/15/22		580	629
	Galena Park TX Independent School District GO	5.000%	8/15/23		1,710	1,914
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20		12,000	12,021
	Georgetown TX Independent School District GO PUT	2.750%	8/1/22		7,750	7,963
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21		6,135	6,333
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/23		1,650	1,701
[2]	Goose Creek TX Consolidated Independent School District GO PUT	1.950%	8/14/20		6,750	6,762
	Goose Creek TX Consolidated Independent School District GO PUT	3.000%	10/1/20		13,700	13,795
	Goose Creek TX Consolidated Independent School District GO PUT	1.300%	8/16/21		6,900	6,896
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/23	(Prere.)	25,865	29,463
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/23	(Prere.)	61,225	70,256
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.500%	10/1/23	(Prere.)	9,320	10,773
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	10/1/23		43,120	47,812
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		107,515	114,611

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	(Prere.)	1,780	1,785
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20		1,970	1,973
[2]	Harlandale TX Independent School District GO PUT	3.000%	8/15/21		13,775	13,841
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/21		2,000	2,108
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/22	(Prere.)	100	111
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/22		1,000	1,078
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/23		1,500	1,658
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT	5.000%	12/1/22		6,400	6,957
[2]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.595%	4/1/21		17,500	17,391
[2]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.640%	12/1/22		6,500	6,378
[2]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.830%	1.050%	6/1/21		1,000	997
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	6/1/21		1,205	1,249
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	6/1/22		500	532
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	6/1/23		700	764
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/20		4,000	4,068
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		1,580	1,669
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		1,000	1,083
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		1,250	1,393
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		2,000	2,288
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT	5.000%	10/1/24		10,000	11,469
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/20		860	879
	Harris County TX Flood Control District GO	5.000%	10/1/23		11,655	13,171
	Harris County TX GO	5.000%	8/15/20		4,250	4,301
	Harris County TX GO	5.000%	10/1/20		4,760	4,843
	Harris County TX GO	5.000%	10/1/20		3,005	3,057
	Harris County TX GO	5.000%	10/1/22		9,845	10,766
	Harris County TX GO	5.000%	8/15/23		3,280	3,688
	Harris County TX GO	5.000%	10/1/23		1,410	1,592
[2]	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.500%	5/7/20	(4)	6,125	6,125
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.160%	5/1/20		1,800	1,800
	Harris County TX Hospital District Revenue	5.000%	2/15/23		1,770	1,913
	Hays County TX GO	5.000%	2/15/22		600	643
	Houston TX GO	5.000%	3/1/21		17,850	18,450
	Houston TX GO	5.000%	3/1/21		2,500	2,584
	Houston TX GO	5.000%	3/1/22		3,000	3,219
	Houston TX GO	5.000%	3/1/23		1,750	1,939
	Houston TX Independent School District GO	5.000%	2/15/21		17,605	18,166
	Houston TX Independent School District GO	5.000%	2/15/22		2,515	2,695
	Houston TX Independent School District GO PUT	1.450%	6/1/20		19,080	19,091
	Houston TX Independent School District GO PUT	2.200%	6/1/20		9,135	9,138
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,450	3,489
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,400	3,438
	Houston TX Independent School District GO PUT	2.250%	6/1/22		20,500	20,815
	Houston TX Independent School District GO PUT	2.250%	6/1/22		21,125	21,411
	Houston TX Utility System Revenue	4.000%	11/15/20		1,780	1,811
	Houston TX Utility System Revenue	4.000%	11/15/21		1,795	1,879
[2]	Houston TX Utility System Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.643%	8/1/21		64,350	63,296
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/21		1,250	1,316
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22		1,000	1,086
	Irving TX GO	4.000%	9/15/22		2,980	3,187
[2]	Irving TX Hospital Authority Revenue (Baylor Scott White Medical Center) PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.320%	10/15/23		1,625	1,607
[2]	Katy TX Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.825%	8/16/21		9,750	9,696
	Kaufman TX GO	5.000%	2/15/23		155	171
	Kaufman TX GO	5.000%	2/15/23		115	127
	Kaufman TX GO	5.000%	2/15/24		215	245
	Kaufman TX GO	5.000%	2/15/24		120	137
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22	(Prere.)	1,020	1,053
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22		4,305	4,399
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22	(Prere.)	505	521
[2]	Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20		17,380	17,413
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/21		300	310

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/23		345	380
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/25		115	134
	Leander TX Independent School District GO	5.000%	8/15/21		1,000	1,053
	Leander TX Independent School District GO	5.000%	8/15/21		1,500	1,579
	Leander TX Independent School District GO	5.000%	8/15/22		2,250	2,451
	Leander TX Independent School District GO	5.000%	8/15/23		1,500	1,686
	Leander TX Independent School District GO	0.000%	8/15/24	(Prere.)	1,000	366
	Lewisville TX Independent School District GO	5.000%	8/15/22		1,185	1,291
	Lewisville TX Independent School District GO	5.000%	8/15/22		6,085	6,629
	Little Elm TX Independent School District GO	5.000%	8/15/23		950	1,069
	Little Elm TX Independent School District GO	5.000%	8/15/24		1,000	1,159
	Lone Star College System Texas GO	5.000%	2/15/21		1,150	1,187
	Longview TX Independent School District GO	5.000%	2/15/23		575	637
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/21		675	676
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,950	2,099
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23		3,205	3,326
[1]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	0.340%	5/7/20		5,370	5,370
	Mansfield TX Independent School District GO PUT	2.500%	8/1/21		8,285	8,402
	Memorial City TX Redevelopment Authority Revenue	5.000%	9/1/20	(4)	750	760
	Memorial City TX Redevelopment Authority Revenue	5.000%	9/1/21	(4)	595	625
	Memorial City TX Redevelopment Authority Revenue	5.000%	9/1/22	(4)	500	543
	Memorial City TX Redevelopment Authority Revenue	5.000%	9/1/24	(4)	575	659
	Midlothian TX Independent School District GO	5.000%	2/15/22		1,635	1,749
	Midlothian TX Independent School District GO	5.000%	2/15/23		1,410	1,558
	Midlothian TX Independent School District GO	5.000%	2/15/24		500	570
	Midlothian TX Independent School District GO	5.000%	2/15/25		365	429
	Midlothian TX Independent School District GO PUT	2.500%	8/1/20	(Prere.)	755	758
	Midlothian TX Independent School District GO PUT	2.500%	8/1/20		4,745	4,759
	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24		3,265	3,333
	Midway Independent School District GO (McLennan County)	5.000%	8/15/23		325	366
	Nederland TX Independent School District GO	5.000%	8/15/22		1,620	1,761
	New Caney TX Independent School District GO PUT	3.000%	8/15/21		8,250	8,422
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/21		1,855	1,950
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	4.000%	11/1/21		930	933
[3]	Nixon-Smiley TX Consolidated Independent School District GO	4.000%	8/15/23		100	109
[3]	Nixon-Smiley TX Consolidated Independent School District GO	4.000%	8/15/24		105	117
	North East TX Independent School District GO	5.000%	8/1/21		1,160	1,219
	North East TX Independent School District GO	5.000%	2/1/23		3,185	3,520
	North East TX Independent School District GO PUT	1.420%	8/1/21		545	545
	North East TX Independent School District GO PUT	2.375%	8/1/22		7,500	7,616
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20		1,410	1,415
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21		1,450	1,516
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/21		1,690	1,766
	North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20		1,405	1,410
	North Texas Municipal Water District Water System Revenue	4.000%	9/1/22		2,950	3,162
	North Texas Municipal Water District Water System Revenue	5.250%	9/1/22		4,705	5,069
	North Texas Municipal Water District Water System Revenue	4.000%	9/1/23		3,070	3,367
	North Texas Tollway Authority System Revenue	5.000%	1/1/21		4,000	4,103
	North Texas Tollway Authority System Revenue	4.000%	1/1/22		1,000	1,047
	North Texas Tollway Authority System Revenue	5.000%	1/1/22		2,725	2,899
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		3,065	3,353
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		2,685	2,923
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		2,000	2,188
	North Texas Tollway Authority System Revenue	5.000%	1/1/23		5,460	5,943
	North Texas Tollway Authority System Revenue	5.000%	1/1/24		1,400	1,571
	North Texas Tollway Authority System Revenue	5.000%	1/1/24		4,750	5,285
	Northside TX Independent School District GO	5.000%	8/1/20		2,315	2,339
	Northside TX Independent School District GO	5.000%	2/15/21		1,000	1,032
[2]	Northside TX Independent School District GO PUT	1.450%	6/1/20		15,935	15,937
[2]	Northside TX Independent School District GO PUT	2.125%	8/1/20		7,120	7,134
	Northside TX Independent School District GO PUT	2.000%	6/1/21		1,900	1,913
	Northside TX Independent School District GO PUT	1.750%	6/1/22		1,565	1,548
	Northside TX Independent School District GO PUT	2.750%	8/1/23		15,840	16,398
	Northside TX Independent School District GO PUT	1.600%	8/1/24		16,750	16,647
[2]	Pasadena TX Independent School District GO PUT	1.500%	8/15/24		15,000	15,017
	Pflugerville TX Independent School District GO PUT	2.250%	8/15/22		1,725	1,762
	Pflugerville TX Independent School District GO PUT	2.500%	8/15/23		4,000	4,135

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Richardson TX Independent School District GO	5.000%	2/15/22		500	536
	Round Rock TX GO	5.000%	8/15/22		1,120	1,220
	Round Rock TX Independent School District GO	5.000%	8/1/20		1,060	1,070
[3]	Round Rock TX Independent School District GO	5.000%	8/1/24		2,425	2,810
[2]	Round Rock TX Independent School District GO PUT	1.500%	8/1/21		3,945	3,947
	Round Rock TX Utility Revenue	5.000%	8/1/21		1,395	1,466
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		3,500	3,528
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		2,000	2,074
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		6,000	6,183
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		6,000	6,535
[2]	San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	8/1/20		13,365	13,595
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21		32,725	32,913
	San Antonio TX Electric & Gas Systems Revenue PUT	2.750%	12/1/22		12,500	12,903
	San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/24		11,135	11,135
	San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/25		1,685	1,666
	San Antonio TX GO	5.000%	2/1/23		570	610
[3]	San Antonio TX GO	5.000%	8/1/23		8,960	10,057
	San Antonio TX GO	5.000%	2/1/24		210	239
	San Antonio TX GO	5.000%	8/1/24		1,000	1,050
	San Antonio TX Independent School District GO	5.000%	8/15/22		1,250	1,363
	San Antonio TX Independent School District GO	5.000%	8/15/23		1,600	1,803
	San Antonio TX Independent School District GO	5.000%	8/15/24		1,250	1,453
	San Antonio TX Water Revenue PUT	2.000%	11/1/21		6,720	6,786
	San Antonio TX Water Revenue PUT	2.000%	11/1/22		15,190	15,390
[3]	San Antonio TX Water Revenue PUT	2.625%	5/1/24		8,080	8,372
	Sherman TX Independent School District GO PUT	3.000%	8/1/20	(Prere.)	80	80
	Sherman TX Independent School District GO PUT	3.000%	8/1/20		1,445	1,451
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21		500	529
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22		500	542
	Spring Branch TX Independent School District GO	5.000%	2/1/23		1,500	1,660
	Spring Branch TX Independent School District GO PUT	1.550%	6/15/21		5,500	5,508
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project) TOB VRDO	0.420%	5/7/20	LOC	19,340	19,340
[1]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project) TOB VRDO	0.340%	5/7/20		3,900	3,900
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20		500	503
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21		1,105	1,154
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22		875	933
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23		750	821
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	(Prere.)	500	538
	Temple TX Independent School District GO	4.000%	2/1/22		1,120	1,146
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20		7,000	7,009
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21		2,460	2,563
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21		1,755	1,829
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21		1,000	1,042
	Texas A&M University System Revenue Board of Regents Revenue	4.000%	5/15/23		2,750	2,990
	Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/23		4,785	5,345
	Texas City TX Independent School District GO	5.000%	8/15/20		560	567
	Texas City TX Independent School District GO	5.000%	8/15/21		500	526
	Texas City TX Independent School District GO	5.000%	8/15/22		225	245
	Texas City TX Independent School District GO	5.000%	8/15/23		595	670
	Texas GO	5.000%	8/1/20		1,000	1,010
	Texas GO	5.000%	8/1/20		1,000	1,011
	Texas GO	4.000%	8/27/20		395,000	399,353
	Texas GO	5.000%	10/1/20		1,250	1,272
	Texas GO	5.000%	8/1/21		1,000	1,052
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		7,700	7,848
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		1,815	1,909
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/21		2,500	2,576
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22		2,150	2,299
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23		865	957
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24		600	684
	Texas State University System Financing System Revenue	5.000%	3/15/21		2,250	2,331
	Texas Transportation Commission GO	5.000%	10/1/20		3,350	3,409
	Texas Transportation Commission GO	5.000%	4/1/21		1,245	1,292
	Texas Transportation Commission GO	5.000%	10/1/21		1,990	2,107
	Texas Transportation Commission GO	5.000%	4/1/22	(Prere.)	200	216
[2]	Texas Transportation Commission GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	10/1/21		151,275	149,782
	Texas Transportation Commission Revenue	5.000%	10/1/20		37,270	37,935
	Texas Transportation Commission Revenue	5.000%	10/1/20		5,780	5,883
	Texas Transportation Commission Revenue	5.000%	10/1/23		17,030	19,246

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Texas Transportation Commission Revenue PUT	4.000%	10/1/21		6,820	7,037
	Texas Water Development Board Revenue	5.000%	4/15/21		4,755	4,938
	Texas Water Development Board Revenue	5.000%	4/15/21		3,750	3,894
	Texas Water Development Board Revenue	5.000%	8/1/21		4,375	4,595
	Texas Water Development Board Revenue	5.000%	10/15/21		15,830	16,759
	Texas Water Development Board Revenue	5.000%	4/15/22		6,095	6,569
	Texas Water Development Board Revenue	5.000%	4/15/22		4,750	5,119
	Texas Water Development Board Revenue	5.000%	4/15/22		2,000	2,156
	Texas Water Development Board Revenue	5.000%	8/1/22		4,100	4,462
	Texas Water Development Board Revenue	5.000%	10/15/22		11,305	12,388
	Texas Water Development Board Revenue	5.000%	4/15/23		1,445	1,609
	Texas Water Development Board Revenue	5.000%	10/15/23		2,600	2,942
	Texas Water Financial Assistance GO	5.000%	8/1/20		1,825	1,844
	Texas Water Financial Assistance GO	5.000%	8/1/20		2,500	2,526
	Texas Water Financial Assistance GO	5.000%	8/1/20		6,935	7,008
	Texas Water Financial Assistance GO	5.000%	8/1/21		1,000	1,052
	Texas Water Financial Assistance GO	5.000%	8/1/21		2,000	2,104
	Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	315	331
	Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	270	284
	Texas Water Financial Assistance GO	5.000%	8/1/22		1,670	1,753
	Texas Water Financial Assistance GO	5.000%	8/1/22		1,520	1,595
	Texas Water Financial Assistance GO	5.000%	8/1/22		5,600	5,878
	Texas Water Financial Assistance GO	5.000%	8/1/22		965	1,051
	Texas Water Financial Assistance GO	5.000%	8/1/22		3,035	3,306
	Texas Water Financial Assistance GO	5.000%	8/1/22		2,185	2,293
	Texas Water Financial Assistance GO	5.000%	8/1/23		1,790	1,879
[2]	Texas Water Financial Assistance GO	2.250%	8/1/20		9,000	9,027
[2]	Texas Water Financial Assistance GO	1.850%	8/1/22		2,000	2,002
	Tomball TX Independent School District GO PUT	2.125%	8/15/21		1,000	1,010
[2]	Tomball TX Independent School District GO PUT	1.350%	8/15/22		6,500	6,465
	Travis TX GO	2.000%	3/1/21		5,420	5,471
	Travis TX GO	2.000%	3/1/22		5,530	5,640
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/20		1,000	1,010
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/21		1,000	1,050
	Trinity River Authority of Texas Regional Wastewater System Revenue	3.000%	8/1/22		2,045	2,137
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22		2,020	2,200
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/22		1,250	1,361
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23		1,520	1,707
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/24		1,000	1,155
	United TX Independent School District GO	5.000%	8/15/21		2,305	2,427
	United TX Independent School District GO	5.000%	8/15/22		2,855	3,106
	United TX Independent School District GO	5.000%	8/15/23		3,415	3,837
	United TX Independent School District GO	5.000%	8/15/24		435	504
	University of Texas Permanent University Fund Revenue	5.000%	7/1/20		1,000	1,007
	University of Texas Permanent University Fund Revenue	5.000%	7/1/21		2,415	2,530
	University of Texas Permanent University Fund Revenue	5.250%	7/1/21		1,650	1,734
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		3,660	3,704
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		5,100	5,162
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		3,135	3,173
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		1,000	1,012
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		1,880	1,979
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		2,285	2,492
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		970	1,058
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,000	1,126
						2,407,074
Utah (0.5%)
	Canyons UT School District GO	5.000%	6/15/22		1,775	1,926
	Canyons UT School District GO	5.000%	6/15/23		3,545	3,976
	Granite UT School District Salt Lake County GO	5.000%	6/1/23		6,260	7,008
	Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/21		2,500	2,612
	Murray City UT Hospital Revenue (IHC Health Services Inc. Obligated Group) VRDO	0.160%	5/1/20		17,670	17,670
	University of Utah Revenue	5.000%	8/1/22		1,625	1,763
	Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/22		32,000	34,211
	Utah GO	5.000%	7/1/20		10,075	10,144
	Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20	(4)	1,035	1,040
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21		5,000	5,228
[3]	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22		385	414
	Utah University Revenue	5.000%	12/1/23		1,010	1,144
						87,136

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Vermont (0.0%)
University of Vermont & State Agricultural College GO	5.000%	10/1/23		330	364
University of Vermont & State Agricultural College GO	5.000%	10/1/24		450	509
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	4.000%	12/1/20		600	611
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/24		500	560
Vermont Municipal Bond Bank Revenue	5.000%	10/1/21		1,040	1,100
Vermont Municipal Bond Bank Revenue	5.000%	10/1/22		500	547
					3,691
Virginia (2.2%)
Alexandria VA GO	5.000%	7/1/21		1,850	1,938
Alexandria VA GO	5.000%	7/15/21		1,985	2,083
Arlington County VA GO	5.000%	8/15/20		10,000	10,122
Arlington County VA GO	5.000%	8/1/23		1,000	1,089
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	11/1/23		36,225	38,455
Chesapeake VA Economic Development Authority Pollution Control Revenue PUT	1.900%	6/1/23		2,125	2,161
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	4.000%	7/1/22		650	678
Chesterfield County VA GO	5.000%	1/1/23		2,550	2,819
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22		6,000	6,595
Fairfax County VA GO	5.000%	10/1/20		11,320	11,520
Fairfax County VA GO	4.000%	10/1/21		3,840	4,012
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) PUT	5.000%	5/15/23		15,500	16,781
Fairfax County VA Public Improvement GO	5.000%	10/1/22		10,315	10,919
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22		26,500	28,732
Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/21		1,025	1,049
Henrico County VA GO	5.000%	8/1/20		4,185	4,228
Henrico County VA GO	5.000%	8/1/21		5,115	5,377
Henrico County VA Water & Sewer Revenue	5.000%	5/1/22		1,315	1,421
Loudoun County VA GO	5.000%	12/1/22		5,125	5,648
Loudoun County VA GO	5.000%	12/1/23		4,670	5,136
Loudoun County VA GO	5.000%	12/1/23		5,000	5,691
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.800%	4/1/22		3,515	3,559
Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.900%	6/1/23		4,000	4,046
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/21		1,010	1,036
Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/22		900	957
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20		2,705	2,693
Peninsula Town Center VA Community Development Authority Revenue	4.000%	9/1/23		220	220
Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/21		290	291
Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/23		415	415
Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/25		750	747
Virginia Beach VA GO	5.000%	2/1/21		1,775	1,829
Virginia Beach VA GO	5.000%	4/1/22		1,685	1,815
Virginia Beach VA GO	5.000%	7/15/22		5,485	5,969
Virginia Beach VA GO	5.000%	7/15/22		4,430	4,821
Virginia Beach VA GO	5.000%	9/15/22		2,000	2,189
Virginia Beach VA GO	5.000%	7/15/23		2,755	3,099
Virginia Beach VA GO	5.000%	7/15/23		2,455	2,762
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		5,930	6,111
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		4,720	4,864
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	(ETM)	95	98
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		2,140	2,205
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		510	526
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21		5,905	6,085
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		7,780	8,327
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		6,195	6,631

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	(Prere.)	1,675	1,865
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23		18,420	20,358
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20		7,095	7,104
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21		5,450	5,682
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21		3,575	3,727
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,790	1,936
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,855	2,007
	Virginia Commonwealth Transportation Board Revenue (Corridor Development Program)	5.000%	5/15/21		1,965	2,048
	Virginia GO	5.000%	6/1/21		1,000	1,044
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		1,000	1,050
	Virginia Public Building Authority Revenue	5.000%	8/1/21		5,405	5,677
	Virginia Public Building Authority Revenue	5.000%	8/1/22		5,685	6,187
	Virginia Public School Authority Revenue	5.000%	3/1/21		5,795	5,992
	Virginia Public School Authority Revenue	5.000%	7/15/21		1,250	1,312
	Virginia Public School Authority Revenue	5.000%	8/1/21		1,115	1,172
	Virginia Public School Authority Revenue	5.000%	3/1/22		5,795	6,224
	Virginia Public School Authority Revenue	5.000%	8/1/22		1,500	1,629
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		6,025	6,260
	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/21		1,580	1,677
[1]	Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.370%	5/7/20		8,585	8,585
[1]	Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.370%	5/7/20		5,830	5,830
[1]	Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.370%	5/7/20		3,875	3,875
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20		12,995	12,985
	York County VA Economic Development Authority Pollution Control Revenue (VA Electric & Power Co. Project) PUT	1.900%	6/1/23		4,000	4,057
						356,032
Washington (2.1%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/23		500	548
[2]	Central Puget Sound WA Regional Transit AuthoritySales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/1/21		14,575	14,424
[2]	Central Puget Sound WA Regional Transit AuthoritySales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/1/23		12,000	11,813
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/22		2,500	2,752
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/23		2,500	2,838
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/22		615	655
	Grant County WA Public Utility District No. 2 Electric System Revenue PUT	2.000%	12/2/20		1,065	1,068
	King County WA (Bellevue School District) GO	5.000%	12/1/23		1,800	2,045
	King County WA School District No. 414 GO	5.000%	12/1/21		1,000	1,064
	King County WA Sewer Revenue	5.000%	7/1/22		1,500	1,629
	King County WA Sewer Revenue PUT	2.450%	12/1/20		35,000	35,038
	King County WA Sewer Revenue PUT	2.600%	12/1/21		21,125	21,342
	Port of Seattle WA Revenue	5.000%	1/1/21		1,345	1,381
	Seattle WA Drain and Wastewater Revenue	5.000%	7/1/21		4,895	5,129
	Seattle WA GO	5.000%	6/1/20		4,360	4,374
	Seattle WA Municipal Light & Power Revenue	5.000%	2/1/21	(Prere.)	1,355	1,397
	Seattle WA Municipal Light & Power Revenue	5.000%	4/1/21		1,000	1,037
[2]	Seattle WA Municipal Light & Power Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.510%	11/1/21		24,850	24,676
	Seattle WA Water System Revenue	5.000%	5/1/20		4,000	4,000
	Seattle WA Water System Revenue	5.000%	5/1/21		1,180	1,228
	Spokane WA Water & Wastewater System Revenue	5.000%	12/1/22		6,435	7,088
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/22		750	783
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/23		710	755
[3]	University of Washington Revenue	5.000%	4/1/22		2,200	2,294
[3]	University of Washington Revenue	5.000%	4/1/23		2,250	2,438
[3]	University of Washington Revenue	5.000%	4/1/24		2,400	2,683
[3]	University of Washington Revenue	5.000%	4/1/25		1,515	1,742
	University of Washington Revenue PUT	5.000%	5/1/22		11,920	12,623
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	(ETM)	4,890	4,924
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/22		5,775	5,997
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/22		1,680	1,760
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		13,715	14,877
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23		2,215	2,482
	Washington COP	5.000%	7/1/21		2,870	2,993
	Washington COP	5.000%	7/1/21		5,010	5,225
	Washington GO	5.000%	8/1/20		3,155	3,189

Short-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington GO	5.000%	1/1/21		2,000	2,055
	Washington GO	5.000%	7/1/21		4,195	4,224
	Washington GO	5.000%	8/1/21		12,720	13,367
	Washington GO	5.000%	8/1/21		22,540	23,687
	Washington GO	5.000%	8/1/21		1,240	1,303
	Washington GO	5.000%	2/1/22		1,500	1,605
[3]	Washington GO	5.000%	6/1/22		1,500	1,570
	Washington GO	5.000%	7/1/22		9,720	10,182
	Washington GO	5.000%	7/1/22		2,260	2,452
	Washington GO	5.000%	8/1/22		5,530	6,018
	Washington GO	5.000%	1/1/23		6,340	6,992
	Washington GO	5.000%	2/1/23		1,115	1,149
[3]	Washington GO	5.000%	6/1/23		1,500	1,629
	Washington GO	4.000%	7/1/23		450	490
	Washington GO	5.000%	7/1/23		15,950	17,311
	Washington GO	5.000%	8/1/23		9,300	10,449
	Washington GO	5.000%	1/1/24		3,625	4,124
	Washington GO	5.000%	1/1/24		4,500	5,120
[3]	Washington GO	5.000%	6/1/24		1,625	1,822
	Washington GO	5.000%	7/1/24		1,000	1,085
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24		5,500	6,023
	Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21		6,165	6,473
	Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	3.500%	7/1/23		1,505	1,416
	Washington Housing Finance Commission Revenue (SAG Preservation Portfolio Projects) PUT	2.550%	7/1/21		3,125	3,157
	Washington State University General Revenue	5.000%	10/1/21		675	714
	Washington State University General Revenue	5.000%	10/1/23		350	394
						345,102
West Virginia (0.3%)
[1]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.390%	5/7/20		7,210	7,210
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22		5,000	5,005
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22		7,310	7,318
	West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24		10,000	9,998
	West Virginia GO	5.000%	6/1/20		1,400	1,404
	West Virginia GO	5.000%	6/1/22		3,610	3,908
	West Virginia GO	5.000%	12/1/22		2,645	2,915
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/21		570	582
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/23		1,075	1,158
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/21		2,030	2,125
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22		2,130	2,310
	West Virginia University Revenue	5.000%	10/1/21	(Prere.)	3,675	3,897
						47,830
Wisconsin (0.8%)
	DeForest WI Area School District GO	5.000%	4/1/21		550	570
	Madison WI GO	4.000%	10/1/22		8,045	8,607
	Madison WI GO	3.000%	10/1/23		8,040	8,541
[1]	Milwaukee WI GO TOB VRDO	0.370%	5/7/20		6,975	6,975
	Waukesha WI School District GO	3.000%	4/1/21		800	815
	Waukesha WI School District GO	3.000%	4/1/22		1,100	1,142
	Waukesha WI School District GO	3.000%	4/1/23		1,200	1,264
	Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/21		3,250	3,383
	Wisconsin General Fund Annual Appropriation Revenue	5.000%	5/1/22		8,100	8,749
	Wisconsin GO	5.000%	5/1/21		1,250	1,301
	Wisconsin GO	5.000%	11/1/21		5,000	5,308
	Wisconsin GO	5.000%	11/1/22		1,000	1,063
	Wisconsin GO	5.000%	5/1/23		1,400	1,562
	Wisconsin GO	5.000%	5/1/24		300	338
[2]	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	7/28/21		4,000	3,973
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/20		300	302
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/22		1,000	1,067
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20		2,525	2,532
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21		550	571
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group) TOB VRDO	0.370%	5/7/20		5,000	5,000
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.125%	4/15/23	(Prere.)	225	252

Short-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21		1,000	1,033
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	2.250%	11/1/26		2,000	1,775
Wisconsin Health & Educational Facilities Authority Revenue (University of Wisconsin Medical Foundation) VRDO	0.240%	5/7/20	LOC	20	20
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20		905	905
Wisconsin Housing & Economic Development Authority Revenue PUT	1.550%	11/1/21		1,700	1,703
Wisconsin Housing & Economic Development Authority Revenue PUT	1.600%	11/1/22		3,250	3,256
[1] Wisconsin Public Finance Authority Lease Development Revenue (KU Campus Development Corp. - Central District Development Project) TOB VRDO	0.330%	5/7/20		37,325	37,325
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20		110	110
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/20		425	429
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/21		750	767
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/22		750	777
Wisconsin Transportation Revenue	5.000%	7/1/22		535	581
Wisconsin Transportation Revenue	5.000%	7/1/22		9,415	10,229
					122,225
Wyoming (0.0%)
[2] Wyoming Community Development Authority PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.540%	9/1/21		4,000	3,972
Total Tax-Exempt Municipal Bonds (Cost $15,775,062)					15,765,102

				Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[5] Vanguard Municipal Cash Management Fund (Cost $179,425)	0.264%			1,794,216	179,457
Total Investments (99.2%) (Cost $15,954,487)					15,944,559
Other Assets and Liabilities—Net (0.8%)					123,193
Net Assets (100%)					16,067,752

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $1,643,874,000, representing 10.2% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,775,062)	15,765,102
Affiliated Issuers (Cost $179,425)	179,457
Total Investments in Securities	15,944,559
Investment in Vanguard	803
Cash	17,039
Receivables for Investment Securities Sold	74,636
Receivables for Accrued Income	155,933
Receivables for Capital Shares Issued	51,393
Other Assets	1,430
Total Assets	16,245,793
Liabilities
Payables for Investment Securities Purchased	144,013
Payables for Capital Shares Redeemed	25,708
Payables for Distributions	5,222
Payables to Vanguard	3,098
Total Liabilities	178,041
Net Assets	16,067,752

At April 30, 2020, net assets consisted of:

Paid-in Capital	16,110,683
Total Distributable Earnings (Loss)	(42,931)
Net Assets	16,067,752

Investor Shares—Net Assets
Applicable to 55,644,536 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	876,419
Net Asset Value Per Share—Investor Shares	$15.75

Admiral Shares—Net Assets
Applicable to 964,509,870 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,191,333
Net Asset Value Per Share—Admiral Shares	$15.75

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	137,462
Total Income	137,462
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,028
Management and Administrative— Investor Shares	631
Management and Administrative— Admiral Shares	5,437
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—Admiral Shares	608
Custodian Fees	38
Shareholders’ Reports—Investor Shares	18
Shareholders’ Reports—Admiral Shares	58
Trustees’ Fees and Expenses	5
Total Expenses	7,899
Expenses Paid Indirectly	(36)
Net Expenses	7,863
Net Investment Income	129,599
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,025
Futures Contracts	(5,731)
Realized Net Gain (Loss)	(3,706)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(103,723)
Futures Contracts	(58)
Change in Unrealized Appreciation (Depreciation)	(103,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,112

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,251,000, ($5,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	129,599	285,843
Realized Net Gain (Loss)	(3,706)	(5,261)
Change in Unrealized Appreciation (Depreciation)	(103,781)	179,673
Net Increase (Decrease) in Net Assets Resulting from Operations	22,112	460,255
Distributions[1]
Investor Shares	(6,907)	(16,155)
Admiral Shares	(124,358)	(269,323)
Total Distributions	(131,265)	(285,478)
Capital Share Transactions
Investor Shares	(62,267)	(95,319)
Admiral Shares	(582,491)	530,259
Net Increase (Decrease) from Capital Share Transactions	(644,758)	434,940
Total Increase (Decrease)	(753,911)	609,717
Net Assets
Beginning of Period	16,821,663	16,211,946
End of Period	16,067,752	16,821,663

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.84	$15.68	$15.79	$15.80	$15.83	$15.86
Investment Operations
Net Investment Income	.117[1]	.257[1]	.215[1]	.160[1]	.131	.110
Net Realized and Unrealized Gain (Loss)
on Investments	(.088)	.160	(.109)	(.010)	(.030)	(.030)
Total from Investment Operations	.029	.417	.106	.150	.101	.080
Distributions
Dividends from Net Investment Income	(.119)	(.257)	(.216)	(.160)	(.131)	(.110)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.119)	(.257)	(.216)	(.160)	(.131)	(.110)
Net Asset Value, End of Period	$15.75	$15.84	$15.68	$15.79	$15.80	$15.83

Total Return[2]	0.18%	2.68%	0.68%	0.95%	0.64%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$876	$945	$1,030	$1,228	$1,234	$1,366
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.63%	1.38%	1.01%	0.83%	0.70%
Portfolio Turnover Rate	13%	34%	42%	36%	29%	32%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.84	$15.68	$15.79	$15.80	$15.83	$15.86
Investment Operations
Net Investment Income	.123[1]	.270[1]	.229[1]	.176[1]	.147	.123
Net Realized and Unrealized Gain (Loss) on Investments	(.088)	.160	(.111)	(.010)	(.030)	(.030)
Total from Investment Operations	.035	.430	.118	.166	.117	.093
Distributions
Dividends from Net Investment Income	(.125)	(.270)	(.228)	(.176)	(.147)	(.123)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.125)	(.270)	(.228)	(.176)	(.147)	(.123)
Net Asset Value, End of Period	$15.75	$15.84	$15.68	$15.79	$15.80	$15.83

Total Return[2]	0.22%	2.76%	0.76%	1.05%	0.74%	0.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,191	$15,877	$15,182	$13,900	$12,604	$11,029
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.71%	1.46%	1.11%	0.93%	0.78%
Portfolio Turnover Rate	13%	34%	42%	36%	29%	32%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and

Short-Term Tax-Exempt Fund

an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $803,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $36,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,756,444	8,658	15,765,102
Temporary Cash Investments	179,457	—	—	179,457
Total	179,457	15,756,444	8,658	15,944,559

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,954,588
Gross Unrealized Appreciation	65,617
Gross Unrealized Depreciation	(75,646)
Net Unrealized Appreciation (Depreciation)	(10,029)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $27,557,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended April 30, 2020, the fund purchased $2,303,587,000 of investment securities and sold $1,546,011,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2020, such purchases and sales were $474,414,000 and $1,291,691,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	214,461	13,550	368,228	23,344
Issued in Lieu of Cash Distributions	5,771	365	13,443	851
Redeemed	(282,499)	(17,919)	(476,990)	(30,228)
Net Increase (Decrease)—Investor Shares	(62,267)	(4,004)	(95,319)	(6,033)
Admiral Shares
Issued	3,833,489	242,317	6,759,025	428,519
Issued in Lieu of Cash Distributions	91,336	5,769	200,955	12,721
Redeemed	(4,507,316)	(285,873)	(6,429,721)	(407,478)
Net Increase (Decrease)—Admiral Shares	(582,491)	(37,787)	530,259	33,762

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Allocation

As of April 30, 2020

New York	13.5%
Texas	12.0
Illinois	6.6
California	6.1
Pennsylvania	5.7
New Jersey	4.9
Florida	3.9
Ohio	3.0
Maryland	2.8
Michigan	2.7
Georgia	2.7
Massachusetts	2.6
Alabama	2.5
Connecticut	2.3
Kentucky	2.2
Washington	2.0
Arizona	1.8
South Carolina	1.7
Tennessee	1.6
Colorado	1.5
Virginia	1.5
Louisiana	1.4
Indiana	1.4
Nevada	1.2
Wisconsin	1.2
North Carolina	1.2
Other	10.0

The table reflects the fund’s investments, except for short-term investments.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (2.5%)
	Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,500	1,503
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/23		6,215	6,975
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/25		6,240	7,373
	Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health Credit Group) PUT	1.850%	11/1/22		9,000	9,061
	Baldwin County AL Board of Education Revenue	5.000%	6/1/21		1,185	1,237
	Baldwin County AL Board of Education Revenue	5.000%	6/1/22		1,560	1,684
	Birmingham AL Special Care Facilities Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,365	3,365
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23		430	472
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/24		250	284
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25		375	438
	Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26		875	1,050
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/20		765	777
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/21		1,000	1,040
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/22		2,255	2,396
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		67,980	71,048
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	5.000%	12/1/23		7,280	7,885
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		47,385	50,526
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	4/1/21		235	239
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	4/1/22		700	724
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	10/1/23		400	421
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	10/1/24		350	372
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	4/1/25		1,000	1,068
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5)	4.000%	4/1/26		750	807
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26		55,840	59,844
[1]	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	1.560%	12/1/23		35,000	33,094
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		90,845	92,622
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		72,580	75,369
	Houston County AL Health Care Authority Revenue	5.000%	10/1/24		3,050	3,365
	Houston County AL Health Care Authority Revenue	5.000%	10/1/25		1,000	1,122
	Huntsville AL Electric System Revenue	5.000%	12/1/23		250	284
	Huntsville AL Electric System Revenue	5.000%	12/1/23		200	227
	Huntsville AL Electric System Revenue	5.000%	12/1/24		465	542
	Huntsville AL Electric System Revenue	5.000%	12/1/24		350	408
	Huntsville AL Electric System Revenue	4.000%	12/1/25		200	229
	Huntsville AL Electric System Revenue	5.000%	12/1/25		310	371
	Huntsville AL GO	5.000%	5/1/23		2,680	2,992
	Huntsville AL GO	5.000%	5/1/24		2,815	3,243
	Huntsville AL GO	5.000%	11/1/24		1,400	1,585
	Huntsville AL GO	5.000%	11/1/24		1,195	1,353
	Huntsville AL Water System Revenue	5.000%	11/1/20		1,000	1,021
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/21		3,065	3,135
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/22		4,365	4,594
	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue (Infirmary Health System Inc.)	5.000%	2/1/23		4,565	4,928
	Jefferson County AL GO	5.000%	4/1/23		1,040	1,149
	Jefferson County AL GO	5.000%	4/1/24		5,500	6,255
	Jefferson County AL GO	5.000%	4/1/25		3,950	4,614
	Jefferson County AL Revenue	5.000%	9/15/20		1,250	1,268
	Jefferson County AL Revenue	5.000%	9/15/21		2,125	2,237
	Jefferson County AL Revenue	5.000%	9/15/22		625	680
	Jefferson County AL Revenue	5.000%	9/15/23		2,500	2,802
	Jefferson County AL Revenue	5.000%	9/15/24		6,725	7,741
	Jefferson County AL Sewer Revenue	5.000%	10/1/21		1,300	1,363
[2]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	(4)	21,060	20,043
[2]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/2023	0.000%	10/1/50		10,000	9,472

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lower AL Gas District Gas Project Revenue	4.000%	12/1/21		600	615
Lower AL Gas District Gas Project Revenue	4.000%	12/1/22		850	882
Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25		38,175	40,611
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22		600	642
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22		1,010	1,082
Mobile County AL Board of School Commissioners GO	5.000%	3/1/23		1,245	1,366
Mobile County AL Board of School Commissioners GO	5.000%	3/1/24		1,725	1,943
Mobile County AL Board of School Commissioners GO	5.000%	3/1/25		4,150	4,787
Mobile County AL Board of School Commissioners GO	5.000%	3/1/26		3,025	3,569
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/21		1,745	1,780
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/22		1,225	1,270
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/23		2,000	2,096
Southeast Alabama Gas Supply District Revenue	4.000%	6/1/24		2,500	2,649
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		59,115	61,941
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		23,460	24,647
Troy University AL Facilities Revenue	4.000%	11/1/21	(15)	600	626
Troy University AL Facilities Revenue	5.000%	11/1/23	(15)	735	821
Troy University AL Facilities Revenue	5.000%	11/1/25	(15)	1,000	1,174
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/22	(15)	3,485	3,764
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/23	(15)	3,660	4,057
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue (Ridgecrest Student Housing LLC)	5.000%	7/1/24	(15)	3,845	4,322
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/23		200	220
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/24		150	170
Tuscaloosa County AL Board of Education Special Tax Revenue	5.000%	2/1/27		275	333
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/20		425	431
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/21		460	484
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/22		495	534
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/23		1,000	1,108
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/24		1,100	1,251
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/25		1,260	1,467
UAB Medicine Financial Authority AL Revenue	5.000%	9/1/26		2,000	2,372
University of South Alabama Revenue	4.000%	4/1/25	(4)	425	472
University of South Alabama Revenue	5.000%	4/1/26	(4)	580	687
University of South Alabama Revenue	5.000%	4/1/27	(4)	750	906
University of South Alabama University Facilities Revenue	5.000%	11/1/20		1,395	1,424
University of South Alabama University Facilities Revenue	5.000%	11/1/21		845	895
University of South Alabama University Facilities Revenue	5.000%	10/1/22	(15)	325	352
University of South Alabama University Facilities Revenue	5.000%	11/1/22		1,080	1,165
University of South Alabama University Facilities Revenue	5.000%	10/1/23	(15)	500	557
University of South Alabama University Facilities Revenue	5.000%	10/1/24	(15)	525	601
University of South Alabama University Facilities Revenue	5.000%	10/1/26	(15)	800	959

					699,729
Alaska (0.4%)
Alaska GO	5.000%	8/1/22		5,590	6,045
Alaska GO	5.000%	8/1/25		1,435	1,569
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/22		1,775	1,901
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/23		1,000	1,084
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/24		1,125	1,248
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25		1,875	2,115
Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/26		4,940	5,675
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21		2,265	2,386
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22		1,755	1,901
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22		2,410	2,611
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23		4,785	5,322
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23		2,530	2,814
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21		10,140	10,626
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22		10,465	11,323
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23		13,810	15,375
Alaska State International Airport Revenue	5.000%	10/1/23		525	580
Alaska State International Airport Revenue	5.000%	10/1/24		1,795	2,029
Anchorage AK GO	5.000%	9/1/21		2,000	2,107
Anchorage AK GO	5.000%	9/1/21		2,605	2,744
Anchorage AK GO	5.000%	9/1/21		1,000	1,053

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Anchorage AK GO	5.000%	9/1/22	2,000	2,184
	Anchorage AK GO	5.000%	9/1/22	1,675	1,829
	Anchorage AK GO	5.000%	9/1/25	5,010	5,802
	Anchorage AK Wastewater Revenue	5.000%	5/1/23	750	836
	Anchorage AK Wastewater Revenue	5.000%	5/1/24	600	690
	Anchorage AK Wastewater Revenue	5.000%	5/1/25	575	680
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,748
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,051
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,525	1,659
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23	4,180	4,684
	North Slope Borough AK GO	5.000%	6/30/20	625	629
	North Slope Borough AK GO	5.000%	6/30/20	300	302
	North Slope Borough AK GO	5.000%	6/30/21	625	654
	North Slope Borough AK GO	5.000%	6/30/21	645	675
	North Slope Borough AK GO	5.000%	6/30/22	950	993

					105,924
Arizona (1.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	1,045	1,052
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,718
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,110	10,596
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	314
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	500	524
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,250	3,524
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,453
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	493
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	300	325
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	690	772
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	500	559
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	500	559
¤	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/23	1,045	1,121
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24	400	460
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/24	400	460
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/24	650	738
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25	800	924
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/25	690	813
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/25	710	825
¤	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/25	1,000	1,132
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/26	765	906
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/27	825	997
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20	1,310	1,314
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/20	585	587
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21	1,250	1,304
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/21	1,000	1,043
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22	1,055	1,128
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/22	500	535
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/23	500	550
	Arizona Board of Regents COP (University of Arizona)	5.000%	6/1/24	545	615
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/24	800	918
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/25	1,140	1,341
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/26	1,175	1,389
	Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/26	1,250	1,503
	Arizona COP	5.000%	9/1/20	4,300	4,360
	Arizona COP	5.000%	9/1/21	6,700	7,069
	Arizona COP	5.000%	10/1/22	4,995	5,449
	Arizona COP	5.000%	10/1/23	6,720	7,561
	Arizona COP	5.000%	10/1/23	19,820	22,299
	Arizona COP	5.000%	10/1/24	20,920	24,177
	Arizona COP	5.000%	10/1/26	7,950	9,569
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	1,000	1,029
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,379
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,305	1,336
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,061
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	835	898
	Arizona Industrial Development Authority Education Revenue (Academies of Math & Science Project)	4.000%	7/1/29	500	477
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,572
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,059
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,650
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,743
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,830
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,930

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/26		1,500	1,741
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/26		1,500	1,749
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/26		1,565	1,834
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/26		1,600	1,884
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/27		2,000	2,366
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/27		1,590	1,889
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/27		1,500	1,790
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/27		1,000	1,199
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/25	(15)	400	452
	Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/26	(15)	500	574
	Arizona Lottery Revenue	5.000%	7/1/22		2,500	2,708
	Arizona Lottery Revenue	5.000%	7/1/23		2,500	2,796
	Arizona Lottery Revenue	5.000%	7/1/24		5,300	6,106
	Arizona Lottery Revenue	5.000%	7/1/25		10,040	11,890
	Arizona School Facilities Board COP	5.000%	9/1/21		7,110	7,493
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20		1,505	1,515
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22		1,790	1,939
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		9,525	9,980
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24		7,885	9,102
	Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25		11,450	13,560
	Arizona Transportation Board GAN	5.000%	7/1/24		1,010	1,164
	Arizona Transportation Board GAN	5.000%	7/1/25		1,040	1,230
	Arizona Transportation Board GAN	5.000%	7/1/26		1,000	1,211
	Arizona Transportation Board Highway Revenue	5.000%	7/1/20		3,380	3,403
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	20,000	21,821
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	7,150	7,801
	Arizona Transportation Board Highway Revenue	5.000%	7/1/25		5,000	5,758
	Arizona Transportation Board Highway Revenue	5.000%	7/1/26		15,050	17,293
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/23		2,045	2,235
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/25		9,200	10,052
	Glendale AZ GO	4.000%	7/1/21	(4)	3,400	3,521
	Glendale AZ GO	5.000%	7/1/22	(4)	1,920	2,084
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23		450	491
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	4.000%	5/15/25		900	980
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	4.000%	5/15/27		1,975	2,192
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/20		450	450
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/21		750	758
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/22		750	763
	Glendale AZ Industrial Development Authority Senior Living Facilities Revenue (Royal Oaks Life Care Community)	4.000%	5/15/23		750	766
	Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20		2,770	2,788
	Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21		2,900	3,033
	Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22		3,100	3,354
	Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/22		1,500	1,628
	Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/24		900	1,040
	Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/23		155	165
	Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/24		145	157
	Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/25		200	218
	Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/26		200	220
	Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/27		225	250
	Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/29		1,150	1,092
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/21		3,500	3,583
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/22		3,650	3,865
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/23		5,510	5,968
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/24		2,275	2,524
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	10/18/24		9,500	10,913
	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	5/15/26		12,545	14,766
[1]	Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.600%	10/18/22		13,325	13,122
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth) PUT	5.000%	9/1/24		15,000	17,343

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	5.000%	7/1/24		350	405
	Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	5.000%	7/1/25		475	565
	Maricopa County AZ Unified School District No. 97 (Deer Valley) GO	5.000%	7/1/24		7,950	9,142
	Mesa AZ Utility System Revenue	5.000%	7/1/24		840	970
	Mesa AZ Utility System Revenue	5.000%	7/1/25		785	932
	Mesa AZ Utility System Revenue	5.000%	7/1/26		1,300	1,583
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20		450	453
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21		335	349
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22		200	214
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22		4,755	5,097
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23		135	149
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23		2,035	2,240
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/26		3,100	3,643
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21		2,000	2,096
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22		1,775	1,927
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/23		11,755	13,184
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21		12,405	13,001
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25		4,125	4,769
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		4,000	4,617
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/23		100	107
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/24		400	434
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/25		400	439
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/21		310	307
	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.000%	6/15/22		655	643
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20		2,840	2,849
	Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21		3,000	3,133
	Pima County AZ Sewer Revenue	5.000%	7/1/22		7,350	7,969
	Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22	(15)	1,000	1,084
	Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/23	(15)	300	333
	Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/24	(15)	350	399
	Pima County AZ Unified School District No. 20 (Vail) GO	5.000%	7/1/25	(15)	750	874
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/22		1,000	1,086
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/24		1,635	1,893
	Regional Public Transportation Authority Arizona Excise Tax Revenue	5.000%	7/1/25		1,540	1,835
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/20		4,850	4,885
	Tempe AZ Industrial Development Authority Revenue (Mirabella at ASU Project)	4.000%	10/1/23		15,550	14,562
	University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21	(ETM)	2,740	2,873
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/24		350	391
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/25		450	511
	Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/26		685	791
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20		1,000	1,010
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21		750	787
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22		1,100	1,173
	Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23		1,000	1,093

						513,306
Arkansas (0.3%)
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20		4,300	4,399
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21		4,560	4,827
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22		700	753
	Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		24,000	24,076
[1]	Arkansas Development Finance Authority HealthcareRevenue (Baptist Health) PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.770%	9/1/22		700	700
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21		920	945
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22		815	858
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27		2,970	3,322
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28		3,855	4,283
	Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24		9,500	10,743
	Baxter County AR Hospital Revenue	5.000%	9/1/20		1,385	1,396
	Baxter County AR Hospital Revenue	5.000%	9/1/21		1,140	1,177
	Baxter County AR Hospital Revenue	5.000%	9/1/22		1,000	1,055
	Baxter County AR Hospital Revenue	5.000%	9/1/23		1,910	2,052
	Baxter County AR Hospital Revenue	5.000%	9/1/26		1,000	1,122
	Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21		20,000	20,049
	Rogers AR School District No. 30 GO	5.000%	2/1/21		1,500	1,544

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Springdale AR Sales and Use Revenue	5.000%	11/1/22	(Prere.)	3,090	3,410
	Springdale AR Sales and Use Revenue	5.000%	4/1/25	(15)	3,610	4,123
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		355	401
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/24		405	470
	University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		275	328

						92,033
California (6.0%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20		500	504
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	5,485	5,468
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	115	114
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20		1,730	1,755
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		3,000	3,255
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22		1,540	1,697
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23		1,850	2,106
	Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21		1,000	1,034
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		23,100	23,468
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		15,350	15,626
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		25,400	25,542
¤	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		7,300	7,372
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		7,300	7,704
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		22,540	24,128
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, 70% of 3M USD LIBOR + 0.550%	1.550%	4/1/21		24,135	23,975
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.920%	4/1/21		2,575	2,558
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23		7,685	7,547
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23		35,030	34,403
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.320%	4/1/24		3,000	2,954
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/20		2,200	2,223
	California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20		1,200	1,202
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		23,000	23,952
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		34,000	36,719
[1]	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.220%	0.440%	12/1/20		15,875	15,868
[1]	California Department of Water Resources Water System Revenue (Central Valley Project) PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.590%	12/1/22		21,700	21,635
	California GO	5.000%	11/1/20		21,520	21,996
	California GO	5.000%	12/1/20		25,475	26,134
	California GO	5.000%	2/1/21		10,000	10,306
	California GO	5.000%	8/1/21		4,425	4,651
	California GO	5.000%	10/1/21		28,000	29,623
	California GO	5.000%	10/1/21		41,940	44,371
	California GO	5.000%	11/1/21		49,440	52,475
	California GO	5.000%	4/1/24		6,255	7,121
	California GO	5.000%	3/1/25		8,000	9,321
	California GO	4.000%	4/1/25		2,990	3,350
	California GO	5.000%	4/1/25		15,510	18,109
	California GO	5.000%	4/1/25		51,400	60,015
	California GO	5.000%	8/1/25		10,000	11,774
	California GO	5.000%	8/1/25		3,325	3,915
	California GO	5.000%	10/1/25		7,750	9,162
	California GO	5.000%	11/1/25		1,040	1,232
	California GO	3.000%	3/1/26		20,000	21,623
	California GO	5.000%	4/1/26		7,650	9,152
	California GO	5.000%	4/1/26		10,120	12,107
	California GO	5.000%	8/1/26		27,635	33,320
	California GO	5.000%	8/1/26		3,500	4,220
	California GO	5.000%	8/1/26		5,920	7,138
	California GO	5.000%	10/1/26		10,000	12,104
	California GO	3.500%	8/1/27		10,000	11,250
	California GO PUT	4.000%	12/1/21		23,095	23,791
[1]	California GO PUT, 70% of 1M USD LIBOR + 0.700%	1.395%	12/1/20		15,500	15,441
[1]	California GO PUT, 70% of 1M USD LIBOR + 0.760%	1.455%	12/1/21		12,645	12,546
[1]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	5/1/20		2,380	2,364
[1]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.510%	12/1/20		40,600	40,430
[1]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.600%	12/1/22		68,915	67,976

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/24	2,250	2,419
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	3.000%	3/1/24	9,850	10,109
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22	1,465	1,495
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,012
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,535
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,035	1,108
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	750	803
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23	680	740
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24	1,020	1,139
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	47,560	51,871
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	3,000	3,272
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/51	5,785	6,044
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	793
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,230	2,421
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,411
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	15,000	17,178
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	10,173
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,962
¤	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	11,000	11,826
[3]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.370%	5/7/20	3,750	3,750
[3]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.370%	5/7/20	5,000	5,000
[3]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.370%	5/7/20	3,660	3,660
	California Housing Finance Agency Revenue	1.450%	4/1/22	5,000	4,992
[1]	California Housing Finance Agency Revenue, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23	1,000	982
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22	1,000	1,091
[1]	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group) PUT, 70% of 1M USD LIBOR + 0.950%	1.209%	11/1/20	20,425	20,408
[1]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	0.686%	8/1/21	15,200	14,987
[1]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	0.686%	8/1/21	375	370
[1]	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, 70% of 1M USD LIBOR + 0.200%	0.890%	4/1/21	6,640	6,577
[1]	California Infrastructure & Economic Development Bank Revenue PUT, 70% of 1M USD LIBOR + 0.650%	0.909%	2/1/21	25,000	24,872
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,315	1,390
[1]	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	12/1/20	2,250	2,250
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	135	142
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23	415	443
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,023
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	526
	California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	902
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24	725	802
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	800	900
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/26	615	702
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	3.000%	11/1/20	800	804
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	985	1,106
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	2,455	2,893
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21	350	365
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22	260	274
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23	600	647
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24	350	385
	California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	402
	California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	384
	California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,030
	California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	7,873
	California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,712
	California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,261
	California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,407
	California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	14,436
	California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,563
	California Public Works Board Lease Revenue	5.000%	3/1/25	1,000	1,161
	California Public Works Board Lease Revenue	5.000%	3/1/26	1,000	1,188

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue	5.000%	3/1/26		1,500	1,782
	California Public Works Board Lease Revenue	5.000%	3/1/27		2,755	3,341
	California Public Works Board Lease Revenue	5.000%	3/1/27		1,750	2,122
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20		1,690	1,720
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/21		4,800	4,990
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/25		5,835	6,803
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20		1,240	1,262
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20		2,000	2,042
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		2,495	2,594
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21		3,500	3,708
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22		5,885	6,317
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		5,000	5,458
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		6,620	7,311
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		1,000	1,107
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		5,000	5,618
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/25		3,055	3,562
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25		2,680	3,162
	California State University Systemwide Revenue	5.000%	11/1/22		2,700	2,962
	California State University Systemwide Revenue PUT	4.000%	11/1/21		28,075	28,834
	California State University Systemwide Revenue PUT	4.000%	11/1/23		4,000	4,302
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/23		500	539
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/24		600	662
	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/25		1,025	1,150
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ethel Arnold Bradley Apartments) PUT	1.250%	6/1/21		2,165	2,160
	California Statewide Communities Development Authority Multifamily Housing Revenue (Robert Farrell Manor and Western Gardens Apartments) PUT	1.250%	6/1/21		1,805	1,800
[1]	California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	2.440%	5/1/20	(14)	11,800	11,800
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20		325	327
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21		275	288
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22		250	269
[3]	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24		10,405	11,442
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/22		395	423
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/23		1,365	1,497
	Clovis CA Unified School District GO	0.000%	8/1/22	(14)	755	734
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20		1,525	1,552
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21		2,100	2,222
[1]	Contra Costa CA Transportation Authority Sales Tax Revenue PUT, 70% of 1M USD LIBOR + 0.250%	0.940%	9/1/21		2,820	2,793
[1]	Eastern California Municipal Water District Water& Wastewater Revenue PUT, 70% of 1M USD LIBOR + 0.300%	0.989%	10/1/21		3,470	3,405
[1]	Eastern California Municipal Water District Water& Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	10/1/21		850	850
	El Camino CA Healthcare District GO	5.000%	8/1/21		1,125	1,183
	El Camino CA Healthcare District GO	5.000%	8/1/22		1,100	1,199
	El Camino CA Healthcare District GO	0.000%	8/1/24	(14)	4,085	3,847
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	4,075
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	450	484
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	800	879
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	675	761
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/21	(4)	1,725	1,832
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,750	2,838
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		4,665	4,943
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		6,015	6,530
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/26		850	974
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		1,045	1,060
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		1,250	1,318
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20		640	640
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21		310	312
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22		725	736
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		1,505	1,531
	Long Beach CA Harbor Revenue	5.000%	12/15/20		23,800	24,430
	Los Angeles CA Community College District GO	5.000%	8/1/21		5,000	5,267
	Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	5/1/32		1,750	1,940
	Los Angeles CA Unified School District GO	5.000%	7/1/20		17,195	17,308
	Los Angeles CA Unified School District GO	5.000%	7/1/20		22,525	22,673
	Los Angeles CA Unified School District GO	5.000%	7/1/20		20,940	21,078

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/20		14,755	14,852
	Los Angeles CA Unified School District GO	5.000%	7/1/22		10,720	11,609
	Los Angeles CA Unified School District GO	5.000%	7/1/23		25,100	28,043
	Los Angeles CA Unified School District GO	5.000%	7/1/24		13,500	15,524
	Los Angeles CA Unified School District GO	5.000%	7/1/25		3,220	3,701
	Los Angeles CA Unified School District GO	5.000%	7/1/26		9,000	10,333
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20		500	505
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20		5,495	5,571
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21	(4)	5,000	5,272
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20		750	755
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		25,000	26,261
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20		6,000	6,084
	Palomar Pomerado Health California Revenue	5.000%	11/1/22		2,680	2,876
¤	Peralta CA Community College District Revenue	5.000%	8/1/23		1,400	1,568
¤	Peralta CA Community College District Revenue	5.000%	8/1/24		3,735	4,300
¤	Peralta CA Community College District Revenue	5.000%	8/1/25		2,425	2,860
¤	Peralta CA Community College District Revenue	5.000%	8/1/26		2,500	3,012
	Redding CA Electric System Revenue	5.000%	6/1/23		740	829
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20		1,770	1,775
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/17/23		6,245	6,873
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/15/25		8,725	10,073
	San Diego CA Association of Governments Capital Grant Receipts Revenue	1.800%	11/15/27		20,000	20,085
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24		400	451
	San Diego County CA Water Authority Revenue	5.000%	5/1/21		1,465	1,528
	San Diego County CA Water Authority Revenue	5.000%	5/1/22		1,270	1,372
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20		1,500	1,515
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21		2,000	2,102
	San Juan CA Unified School District GO	5.000%	8/1/21		1,000	1,051
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/20		1,015	1,020
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/21		535	559
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20	(4)	1,045	1,050
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21	(4)	575	599
[2]	Solano County CA Community College District GO, 5.000% coupon rate effective 8/1/2023	0.000%	8/1/25		5,195	5,355
	Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,100	2,069
	South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20		600	607
[1]	Southern California Public Power Authority Revenue (Canyon Power Project) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	5/1/21		29,290	29,033
	University of California Revenue	5.000%	5/15/21		2,725	2,842
	University of California Revenue	5.000%	5/15/21		8,280	8,632
	University of California Revenue	5.000%	5/15/25		125	148
	University of California Revenue PUT	1.400%	5/15/21		12,700	12,711
	Vernon CA Electric System Revenue	5.000%	8/1/20		5,165	5,201
	Vernon CA Electric System Revenue	5.000%	8/1/21		3,765	3,888
	Washington Township CA Health Care District Revenue	5.000%	7/1/21		665	689
	Washington Township CA Health Care District Revenue	5.000%	7/1/22		1,325	1,410
	Washington Township CA Health Care District Revenue	5.000%	7/1/23		970	1,058
	Washington Township CA Health Care District Revenue	5.000%	7/1/24		1,295	1,444
	Washington Township CA Health Care District Revenue	5.000%	7/1/25		965	1,093
	Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,325	2,327
	William S. Hart CA Union High School District GO	0.000%	9/1/27	(4)	515	450

						1,713,510
Colorado (1.5%)
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21		1,375	1,464
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22		1,165	1,282
	Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23		1,275	1,449
	Adams CO 12 Five Star Schools GO	5.000%	12/15/26		10,000	11,670
	Adams County CO COP	5.000%	12/1/21		1,000	1,064
	Adams County CO COP	5.000%	12/1/22		1,250	1,374
	Aurora CO COP	5.000%	12/1/25		1,550	1,855
	Aurora CO COP	5.000%	12/1/26		2,015	2,472
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20		350	357
	Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22		225	242
	Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23		265	301
	Colorado Building Excellent Schools COP	5.000%	3/15/24		700	798
	Colorado Building Excellent Schools COP	5.000%	3/15/24		660	753
	Colorado Building Excellent Schools COP	5.000%	3/15/25		725	848
	Colorado Building Excellent Schools COP	5.000%	3/15/25		1,460	1,708

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado Building Excellent Schools COP	5.000%	3/15/25		890	1,041
	Colorado Building Excellent Schools COP	5.000%	3/15/26		760	912
	Colorado Building Excellent Schools COP	5.000%	3/15/27		600	737
	Colorado COP	5.000%	12/15/24		3,535	4,125
	Colorado COP	5.000%	12/15/25		8,385	10,022
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/20/25		1,250	1,488
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26		10,000	11,901
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/25		3,000	3,404
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/25		3,000	3,404
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/26		3,035	3,505
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/26		3,500	4,042
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/25		12,500	13,924
	Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/26		11,000	12,430
	Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	5.000%	5/15/23		400	398
	Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	5.000%	5/15/24		450	446
	Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	5.000%	5/15/24		500	496
	Colorado Health Facilities Authority Hospital Revenue (Frasier Meadows Manor Inc.)	3.125%	5/15/27		1,250	1,251
	Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	5.000%	11/1/25		1,900	2,177
	Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	5.000%	11/1/26		2,500	2,917
	Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	5.000%	11/1/27		2,200	2,611
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		1,000	1,089
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/24		1,675	1,873
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/25		4,400	5,044
	Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	5.000%	1/1/26		3,000	3,509
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	(ETM)	1,225	1,375
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/24	(ETM)	1,000	1,158
	Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/25	(ETM)	1,245	1,485
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/22		770	817
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/23		850	924
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/24		1,110	1,235
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association)	5.000%	5/15/25		800	905
	Colorado Health Facilities Authority Hospital Revenue (Valley View Hospital Association) PUT	2.800%	5/15/23		3,140	3,231
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	20,000	19,036
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		27,000	30,458
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/21	(Prere.)	750	774
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/21	(Prere.)	175	181
[1]	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	1.919%	11/12/20		6,120	6,048
[1]	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT, 68% of 1M USD LIBOR + 1.250%	1.919%	11/12/20		8,000	7,906
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20		1,375	1,408
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21		1,735	1,844
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22		680	733
	Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22		1,350	1,456
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21		700	693
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22		400	389
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/23		530	519
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23		750	737
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24		750	731
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/26		505	480
	Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/27		175	164
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20		2,055	2,070
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/26		780	776
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	(ETM)	1,025	1,027
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	(ETM)	2,000	2,089
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	(ETM)	2,300	2,494
	Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	(ETM)	2,000	2,242
[3]	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	0.320%	5/7/20		6,750	6,750
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue (South Range Crossings Project) PUT	1.300%	1/1/21		2,500	2,501
[1]	Colorado Public Highway Authority Revenue PUT, 67% of 1M USD LIBOR + 1.050%	1.320%	9/1/21		3,500	3,497
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		1,000	1,133
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		530	600
	Colorado Springs CO Utility System Revenue	5.000%	11/15/23		545	617

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24		420	490
	Colorado Springs CO Utility System Revenue	5.000%	11/15/24		400	466
	Denver CO City & County Airport Revenue	5.000%	11/15/23		19,460	21,604
	Denver CO City & County Airport Revenue	5.000%	11/15/24		1,810	2,056
	Denver CO City & County Airport Revenue	5.000%	11/15/25		2,140	2,306
	Denver CO City & County Airport Revenue	5.000%	11/15/26		4,000	4,730
	Denver CO City & County Airport Revenue	5.000%	11/15/27		2,250	2,704
	Denver CO City & County Airport Revenue PUT	5.000%	11/15/22		8,750	9,459
	Denver CO City & County Board of Water Commissioners Water Revenue	4.000%	12/15/22		1,085	1,136
	Denver CO City & County School District No. 1 GO	5.000%	12/1/28		3,660	4,247
	Dove Valley CO Metropolitan District GO	4.000%	12/1/22	(15)	225	241
	Dove Valley CO Metropolitan District GO	4.000%	12/1/24	(15)	275	307
	Dove Valley CO Metropolitan District GO	4.000%	12/1/25	(15)	260	296
	Dove Valley CO Metropolitan District GO	4.000%	12/1/26	(15)	300	346
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20	(14)	2,030	2,023
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20		1,580	1,600
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	17,000	15,188
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/27	(14)	32,000	25,804
[1]	E-470 Public Highway Authority Colorado Revenue PUT, 67% of 1M USD LIBOR + 0.420%	0.641%	9/1/21		3,100	3,072
	El Paso County CO CP	5.000%	12/1/24	(4)	450	525
	El Paso County CO CP	5.000%	12/1/25	(4)	650	776
	Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/21	(Prere.)	3,000	3,207
	Interlocken Metropolitan District GO	5.000%	12/1/23	(4)	750	844
	Interlocken Metropolitan District GO	5.000%	12/1/24	(4)	875	1,011
	Interlocken Metropolitan District GO	5.000%	12/1/25	(4)	1,000	1,183
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/22		575	619
	Larimer County School District No. R-1 Poudre GO	2.000%	12/15/24		1,265	1,312
	Moffat County CO Pollution Control Revenue (Tri-State Generation & Transmission Association Inc.) PUT	2.000%	10/3/22		14,350	14,426
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20		1,055	1,072
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22		1,250	1,362
¤	Regional Transportation District of Colorado COP	5.000%	6/1/26		1,615	1,836
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,785	2,794
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,000	2,006
	Regional Transportation District of Colorado COP	5.000%	6/1/22		7,490	8,058
	Regional Transportation District of Colorado COP	5.000%	6/1/26		1,000	1,193
	Regional Transportation District of Colorado COP	5.000%	6/1/27		4,815	5,869
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	7/15/21		3,460	3,462
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.000%	7/15/22		320	320
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	1/15/23		2,835	2,837
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.125%	7/15/23		2,420	2,422
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	5.250%	7/15/24		180	180
	University of Colorado Enterprise System Revenue	5.000%	6/1/21		1,000	1,044
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/24		21,850	22,221
	University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22		20,000	20,909
¤	Vauxmont CO Metropolitan District GO	5.000%	12/1/21	(4)	150	156
	Vauxmont CO Metropolitan District GO	5.000%	12/15/22	(4)	105	114
¤	Vauxmont CO Metropolitan District GO	5.000%	12/1/23	(4)	195	213
	Vauxmont CO Metropolitan District GO	5.000%	12/15/24	(4)	130	148
¤	Vauxmont CO Metropolitan District GO	5.000%	12/1/25	(4)	180	205
¤	Vauxmont CO Metropolitan District GO	5.000%	12/1/26	(4)	195	226
¤	Vauxmont CO Metropolitan District GO	5.000%	12/1/27	(4)	205	241
	Vauxmont CO Metropolitan District GO	5.000%	12/15/27	(4)	255	294

						432,026
Connecticut (2.3%)
	Bridgeport CT GO	5.000%	8/15/22	(4)	5,635	6,102
	Bridgeport CT GO	5.000%	8/15/22	(4)(ETM)	3,950	4,330
	Bridgeport CT GO	5.000%	8/15/22	(4)	3,065	3,319
	Bridgeport CT GO	5.000%	8/15/23	(4)(ETM)	360	408
	Bridgeport CT GO	5.000%	8/15/23	(4)	750	836
	Bridgeport CT GO	5.000%	8/15/23	(4)(ETM)	2,035	2,304
	Bridgeport CT GO	5.000%	8/15/23	(4)	5,425	6,049
	Connecticut GO	5.000%	12/15/20		5,865	6,012
	Connecticut GO	5.000%	3/15/21		7,110	7,343
	Connecticut GO	5.000%	4/15/21		6,040	6,257
	Connecticut GO	5.000%	11/1/21		530	559

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/15/21	7,350	7,761
Connecticut GO	5.000%	3/15/22	9,620	10,236
Connecticut GO	5.000%	4/15/22	4,275	4,561
Connecticut GO	4.000%	5/1/22	100	106
Connecticut GO	5.000%	5/15/22	1,500	1,554
Connecticut GO	5.000%	7/15/22	140	150
Connecticut GO	5.000%	8/15/22	165	177
Connecticut GO	5.000%	10/15/22	5,245	5,649
Connecticut GO	5.000%	11/15/22	12,685	13,693
Connecticut GO	5.000%	4/15/23	3,375	3,577
Connecticut GO	5.000%	6/15/23	1,080	1,182
Connecticut GO	5.000%	9/1/23	1,690	1,859
Connecticut GO	5.000%	9/15/23	800	857
Connecticut GO	5.000%	9/15/23	1,320	1,453
Connecticut GO	5.000%	12/15/23	125	139
Connecticut GO	5.000%	5/15/24	4,715	5,264
Connecticut GO	5.000%	6/1/24	5,115	5,435
Connecticut GO	5.000%	8/15/24	7,955	8,932
Connecticut GO	5.000%	9/15/24	1,700	1,912
Connecticut GO	5.000%	9/15/24	3,895	4,381
Connecticut GO	5.000%	10/15/24	18,395	20,274
Connecticut GO	5.000%	2/15/25	2,905	3,282
Connecticut GO	5.000%	3/15/25	3,215	3,638
Connecticut GO	5.000%	4/15/25	1,000	1,133
Connecticut GO	5.000%	4/15/25	7,075	8,019
Connecticut GO	5.000%	5/15/25	10,000	11,353
Connecticut GO	5.000%	9/15/25	5,345	6,107
Connecticut GO	5.000%	10/15/25	2,115	2,420
Connecticut GO	5.000%	10/15/25	1,775	1,954
Connecticut GO	5.000%	11/1/25	1,750	1,840
Connecticut GO	5.000%	2/15/26	3,000	3,454
Connecticut GO	5.000%	4/15/26	5,000	5,286
Connecticut GO	4.000%	5/15/26	1,175	1,290
Connecticut GO	5.000%	5/15/26	3,690	4,268
Connecticut GO	5.000%	8/15/26	100	116
Connecticut GO	5.000%	10/15/26	4,140	4,434
Connecticut GO	5.000%	10/15/26	6,825	7,499
Connecticut GO	5.000%	11/1/26	3,000	3,153
Connecticut GO	5.000%	3/1/27	355	384
Connecticut GO	4.000%	5/15/27	100	109
Connecticut GO	4.000%	6/15/27	175	193
Connecticut GO	5.000%	8/15/27	75	87
Connecticut GO	4.000%	10/15/28	2,000	2,066
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/21	2,080	2,199
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/22	2,135	2,297
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/23	2,295	2,527
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/25	1,290	1,478
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/26	1,465	1,710
Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/24	1,000	1,041
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	1,000	1,143
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/27	1,000	1,157
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare) PUT	5.000%	1/1/25	11,000	12,648
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare) PUT	5.000%	1/1/27	9,000	10,792
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/21	2,290	2,394
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/22	2,925	3,107
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/23	1,800	1,953
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/24	2,200	2,436
Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/25	5,000	5,628
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	975	1,019
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,310	1,388
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	2,010	2,174
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/20	950	956
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/21	775	810
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/22	810	858
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/23	1,550	1,677
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/24	250	276

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University Inc.)	5.000%	7/1/25		500	562
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20		1,525	1,533
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/22		765	786
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/23		1,000	1,036
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/25		1,145	1,198
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		23,640	23,771
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.800%	2/9/21		16,875	16,968
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21		13,500	13,656
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		5,050	5,126
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		730	741
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	2/8/22		1,250	1,269
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		14,805	14,880
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		15,195	15,272
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		28,250	30,554
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		17,665	19,453
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/7/23		25,935	25,659
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		28,825	29,487
Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	1.800%	7/1/24		13,750	13,879
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		3,205	3,320
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		1,515	1,552
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		910	936
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45		5,810	6,007
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45		6,095	6,353
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/47		7,855	8,277
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	5/15/49		5,580	6,022
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.500%	11/15/20		1,155	1,155
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	2.600%	11/15/21		13,640	13,653
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	1.625%	11/15/22		1,500	1,501
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.200%	5/7/20		14,720	14,720
Connecticut Special Tax Revenue	5.000%	10/1/20		1,310	1,330
Connecticut Special Tax Revenue	5.000%	10/1/23		3,375	3,749
Connecticut Special Tax Revenue	5.000%	10/1/25		7,500	8,664
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20		6,585	6,688
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21		11,340	11,892
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24		3,265	3,698
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/24		10,320	10,861
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		2,025	2,195
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25		4,025	4,541
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/25		1,595	1,762
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27		130	141
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27		1,000	1,167
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/27		140	166
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20		200	202
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22		410	446
Hartford County CT Metropolitan District GO	5.000%	7/15/23		525	581
Hartford County CT Metropolitan District GO	5.000%	7/15/25		900	1,038
Hartford County CT Metropolitan District GO	5.000%	7/15/25		3,000	3,458
Hartford County CT Metropolitan District GO	5.000%	7/15/26		2,000	2,341
New Haven CT GO	5.000%	8/1/20	(4)	2,015	2,034
New Haven CT GO	5.000%	8/15/20	(4)(ETM)	1,500	1,518
New Haven CT GO	5.000%	8/15/21	(4)(ETM)	1,575	1,662
University of Connecticut GO	5.000%	2/15/22		10,250	10,828
University of Connecticut GO	5.000%	2/15/22		2,940	3,106
University of Connecticut GO	5.000%	2/15/24		1,240	1,278
University of Connecticut Revenue	5.000%	11/1/25		1,000	1,146
University of Connecticut Revenue	5.000%	11/1/25		1,825	2,091

					644,333
Delaware (0.2%)
Delaware GO	5.000%	7/1/21	(ETM)	1,045	1,096
Delaware GO	3.000%	8/1/26		2,265	2,382
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/24		400	445
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/25		700	792
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/26		800	921
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		250	257
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21		2,315	2,376
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		345	368
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22		3,000	3,196
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21		550	576
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23		3,425	3,827
New Castle County DE GO	5.000%	10/1/21		7,575	8,015
University of Delaware Revenue	5.000%	11/1/20		725	740

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of Delaware Revenue	5.000%	11/1/21		800	849
	University of Delaware Revenue	5.000%	11/1/22		1,105	1,211
	University of Delaware Revenue	5.000%	11/1/23		1,070	1,211
	University of Delaware Revenue	5.000%	11/1/24		1,115	1,297
	University of Delaware Revenue	5.000%	11/1/25		2,585	3,088
	University of Delaware Revenue VRDO	0.140%	5/1/20		9,915	9,915
						42,562
District of Columbia (0.2%)
	District of Columbia Federal Highway Revenue	5.000%	12/1/27		2,295	2,835
	District of Columbia GO	5.000%	6/1/21		825	861
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20		1,010	1,018
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22		1,840	1,965
	District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23		1,390	1,522
	District of Columbia Income Tax Revenue	5.000%	12/1/28		3,810	4,173
	District of Columbia Income Tax Revenue	5.000%	6/1/20		7,000	7,023
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/20		135	136
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/25		225	234
	District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/26		600	625
	District of Columbia Revenue (Federal Highway Grant Anticipation)	5.250%	12/1/22		5,345	5,473
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	(ETM)	930	966
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	(ETM)	1,420	1,533
	District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	(ETM)	2,300	2,566
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21		1,100	1,140
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22		1,885	2,021
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23		2,015	2,227
	District of Columbia University Revenue (Georgetown University)	5.000%	4/1/24	(ETM)	1,130	1,302
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	1.750%	10/1/24		4,090	4,032
¤	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/21		625	652
¤	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/22		3,450	3,706
¤	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/23		815	899
¤	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/24		1,395	1,577
¤	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/25		1,030	1,190
	Washington Convention & Sports Authority Revenue	5.000%	10/1/20		2,600	2,619
	Washington Convention & Sports Authority Revenue	5.000%	10/1/21		2,575	2,633
	Washington Convention & Sports Authority Revenue	5.000%	10/1/22		3,500	3,623
						58,551
Florida (3.9%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/21		335	355
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/22		350	376
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	4.000%	12/1/23		1,000	1,062
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/24		1,210	1,351
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25		1,500	1,701
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26		2,175	2,500
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project) PUT	5.000%	12/1/26		8,000	9,644
	Atlantic Beach FL Health Care Facilities Revenue (Fleet Landing Project)	3.000%	11/15/23		1,920	1,835
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21		1,050	1,087
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		1,050	1,126
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		2,000	2,122
	Brevard County FL School Board COP	5.000%	7/1/22		9,955	10,731
	Broward County FL Airport System Revenue	5.000%	10/1/20		1,265	1,285
	Broward County FL Airport System Revenue	5.000%	10/1/21		760	800
	Broward County FL School Board COP	5.000%	7/1/23		5,535	6,211
	Broward County FL School Board COP	5.000%	7/1/23		450	505
	Broward County FL School Board COP	5.000%	7/1/24		6,765	7,803
	Broward County FL School Board COP	5.000%	7/1/24		400	461
	Broward County FL School Board COP	5.000%	7/1/25		12,730	15,076
	Broward County FL School Board COP	5.000%	7/1/25		400	474
	Broward County FL School Board COP	5.000%	7/1/26		475	576
	Broward County FL School Board COP	5.000%	7/1/27		1,055	1,311
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22	(4)	1,165	1,184
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23	(4)	1,035	1,061
	Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24	(4)	1,410	1,467
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/23		955	1,075
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/24		1,120	1,300

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	4.000%	12/15/24		435	445
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22		30,260	31,929
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25		11,350	13,013
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/22		5,490	5,877
Clay County FL Sales Surtax Revenue	5.000%	10/1/23		405	457
Clay County FL Sales Surtax Revenue	5.000%	10/1/24		370	429
Clay County FL Sales Surtax Revenue	5.000%	10/1/25		1,300	1,549
Clay County FL Sales Surtax Revenue	5.000%	10/1/26		1,185	1,444
Davie FL Educational Facilities Revenue (Nova Southeastern University Project)	5.000%	4/1/25		400	439
Duval County FL School Board COP	5.000%	7/1/20		750	755
Duval County FL School Board COP	5.000%	7/1/21		1,020	1,065
Duval County FL School Board COP	5.000%	7/1/22		1,030	1,112
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21		240	252
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22		325	353
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23		275	308
Florida Atlantic University Finance Corp. Capital Improvement Revenue	5.000%	7/1/22		200	216
Florida Atlantic University Finance Corp. Capital Improvement Revenue	5.000%	7/1/23		100	112
Florida Atlantic University Finance Corp. Capital Improvement Revenue	5.000%	7/1/24		375	431
Florida Atlantic University Finance Corp. Capital Improvement Revenue	5.000%	7/1/25		415	489
Florida Atlantic University Finance Corp. Capital Improvement Revenue	5.000%	7/1/26		410	493
Florida Atlantic University Finance Corp. Capital Improvement Revenue	5.000%	7/1/27		360	441
Florida Board of Education Lottery Revenue	4.000%	7/1/25		5,045	5,351
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		1,200	1,204
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		9,210	9,602
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		5,750	6,646
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		10,000	10,424
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/26		4,080	4,313
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/28		1,210	1,226
Florida Board of Education Public Education Revenue	5.000%	6/1/26		3,220	3,934
Florida Board of Governors University System Improvement Revenue	5.000%	7/1/22		2,080	2,257
Florida Department of Environmental Protection	5.000%	7/1/27		940	1,136
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		4,849	5,593
Florida Department of Management Services COP	5.000%	11/1/25		24,910	29,465
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/20		1,240	1,248
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/21		3,025	3,162
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/23		1,535	1,714
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/25		1,775	2,086
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/26		3,860	4,627
Florida Department of Transportation GO	5.000%	7/1/25		1,000	1,046
Florida Governmental Utility Authority Revenue	4.000%	10/1/21	(4)	375	391
Florida Governmental Utility Authority Revenue	5.000%	10/1/22	(4)	575	628
Florida Governmental Utility Authority Revenue	5.000%	10/1/23	(4)	300	338
Florida Governmental Utility Authority Revenue	5.000%	10/1/24	(4)	700	815
Florida Governmental Utility Authority Revenue	5.000%	10/1/24	(4)	1,160	1,339
Florida Governmental Utility Authority Revenue	5.000%	10/1/25	(4)	775	924
Florida Governmental Utility Authority Revenue	5.000%	10/1/25	(4)	750	891
Florida Governmental Utility Authority Revenue	5.000%	10/1/26	(4)	1,000	1,219
Florida Governmental Utility Authority Revenue	5.000%	10/1/26	(4)	750	908
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/24		500	546
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/27		500	572
Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/21		225	236
Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/23		310	327
Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/25		475	508
Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/26		750	803
Florida Higher Educational Facilities Financing Authority Revenue (Florida Institute of Technology)	5.000%	10/1/27		650	698
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/27		7,000	7,276
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	4.000%	3/1/21		150	151
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	4.000%	3/1/22		115	117
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/23		185	191
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/24		115	120
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/25		250	262
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/26		275	290
Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/26		1,415	1,523
Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/27		1,485	1,608
Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/28		1,555	1,692
Florida Municipal Power Agency Revenue	5.000%	10/1/20		500	509
Florida Municipal Power Agency Revenue	5.000%	10/1/21		7,265	7,676
Florida Municipal Power Agency Revenue	5.000%	10/1/21		1,015	1,072
Florida Municipal Power Agency Revenue	5.000%	10/1/22		8,520	9,315

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Florida Municipal Power Agency Revenue	5.000%	10/1/22		1,600	1,749
	Florida Municipal Power Agency Revenue	5.000%	10/1/23		9,000	10,158
	Florida Municipal Power Agency Revenue	5.000%	10/1/25		4,160	4,968
	Florida Municipal Power Agency Revenue	5.000%	10/1/26		5,700	6,981
	Florida Municipal Power Agency Revenue	5.000%	10/1/27		2,340	2,774
	Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/26		1,650	1,791
	Florida Turnpike Authority Revenue	5.000%	7/1/21		4,195	4,394
	Florida Turnpike Authority Revenue	5.000%	7/1/22		8,595	9,333
	Florida Turnpike Authority Revenue	5.000%	7/1/22		3,220	3,496
	Florida Turnpike Authority Revenue	3.150%	7/1/27		10,760	11,579
	Gainesville FL Utilities System Revenue	5.000%	10/1/23		2,680	3,015
	Gainesville FL Utilities System Revenue	5.000%	10/1/24		3,035	3,514
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22		575	619
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24		940	1,061
	Halifax FL Hospital Medical Center Revenue	5.000%	6/1/26		2,685	3,030
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20		1,530	1,534
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21		350	363
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21		2,390	2,481
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22		1,125	1,195
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23		775	844
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24		1,115	1,242
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25		1,895	2,145
	Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21		8,855	9,389
	Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/25		2,270	2,709
	Hillsborough County FL School Board COP	5.000%	7/1/22		9,700	10,511
	Hillsborough County FL School Board COP	5.000%	7/1/22		815	883
	Hillsborough County FL School Board COP	5.000%	7/1/23		8,700	9,734
	Hillsborough County FL School Board COP	5.000%	7/1/23		890	996
	Hillsborough County FL School Board COP	5.000%	7/1/24		975	1,124
	Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20	(4)	2,430	2,472
	Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21	(4)	1,835	1,939
	Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22	(4)	1,720	1,881
	Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21		2,250	2,323
	Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22		2,865	3,068
[3]	Jacksonville Electric System Revenue TOB VRDO	0.420%	5/7/20		4,365	4,365
	Jacksonville FL Capital Improvement Revenue	5.000%	10/1/25		280	305
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		1,655	1,682
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20		2,950	2,997
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22		100	109
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	1,710	1,913
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	2,280	2,551
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	515	576
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	(ETM)	4,000	4,703
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	(ETM)	27,220	32,970
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20		1,500	1,504
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/22	(ETM)	1,485	1,636
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		1,500	1,683
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/23		500	563
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/24		2,750	3,174
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/25		4,130	4,892
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/25		2,500	2,973
[1,3]	Jacksonville FL Electric System Revenue TOB, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	10/1/40		46,680	46,680
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/23		1,690	1,865
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group) VRDO	0.200%	5/7/20		24,675	24,675
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/20		810	826
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/21		735	776
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/22		770	826
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/23		1,645	1,808
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/24		1,750	1,966
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/25		1,665	1,899
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/27		1,545	1,810
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22		1,260	1,375
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23		260	293
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25		1,590	1,890
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	(4)	1,250	1,364
	Jacksonville FL Special Revenue	5.000%	10/1/21		1,750	1,849
	Jacksonville FL Special Revenue	5.000%	10/1/21		760	803
	Jacksonville FL Special Revenue	5.000%	10/1/22		1,660	1,817
	Jacksonville FL Special Revenue	5.000%	10/1/22		1,055	1,155
	Jacksonville FL Special Revenue	5.000%	10/1/23		1,500	1,693
	Jacksonville FL Special Revenue	5.000%	10/1/23		2,935	3,313

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Jacksonville FL Special Revenue	5.000%	10/1/24		2,320	2,685
	Jacksonville FL Special Revenue	5.000%	10/1/24		3,010	3,173
	Jacksonville FL Special Revenue	5.000%	10/1/24		115	133
	Jacksonville FL Special Revenue	5.000%	10/1/25		2,935	3,093
	Jacksonville FL Special Revenue	5.000%	10/1/26		1,120	1,349
	Jacksonville FL Special Revenue	5.000%	10/1/26		1,990	2,397
	Jacksonville FL Special Revenue	5.000%	10/1/26		8,240	9,924
	Jacksonville FL Special Revenue	5.000%	10/1/26		1,635	1,780
	Jacksonville FL Special Revenue	5.250%	10/1/27		300	339
	Jacksonville FL Transportation Revenue	5.000%	10/1/28		8,425	9,146
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/20		300	305
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/22		200	219
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/24		300	349
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/25		380	451
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/26		570	691
	Lake County FL School Board COP	5.000%	6/1/24	(4)	200	228
	Lakeland FL Energy System Revenue	5.000%	10/1/22		5,040	5,513
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21		365	386
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22		500	537
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23		1,250	1,375
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25		1,945	2,220
	Lee County FL School Board COP	5.000%	8/1/20		2,540	2,565
	Lee County FL School Board COP	5.000%	8/1/21		2,005	2,102
	Lee County FL School Board COP	5.000%	8/1/27		6,495	8,004
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/25		3,350	3,779
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/26		1,025	1,177
	Lee Memorial Health System Florida Hospital Revenue PUT	5.000%	4/1/26		21,000	23,088
	Manatee County FL Revenue	5.000%	10/1/25		1,000	1,129
	Manatee County FL School District Revenue	5.000%	10/1/21	(4)	1,050	1,111
	Manatee County FL School District Revenue	5.000%	10/1/22	(4)	1,500	1,646
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	(ETM)	875	895
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	(ETM)	2,720	2,896
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	(ETM)	1,575	1,741
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	(ETM)	500	569
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		400	407
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/25		150	156
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/26		500	557
	Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24		1,350	1,535
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/21		1,125	1,186
	Miami Beach FL Resort Tax Revenue	4.000%	9/1/22		1,025	1,095
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/24		1,705	1,980
	Miami Beach FL Stormwater Revenue	5.000%	9/1/22		1,035	1,129
	Miami Beach FL Stormwater Revenue	5.000%	9/1/23		1,000	1,127
	Miami Beach FL Stormwater Revenue	5.000%	9/1/24		1,420	1,649
	Miami Beach FL Stormwater Revenue	5.000%	9/1/25		1,690	2,014
	Miami Beach FL Water & Sewer Revenue	4.000%	9/1/20		400	404
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/21		350	369
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22		305	333
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23		375	423
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/24		350	406
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25		790	941
	Miami FL Packaging System Revenue	5.000%	10/1/22		895	975
	Miami FL Packaging System Revenue	5.000%	10/1/23		935	1,050
	Miami FL Packaging System Revenue	5.000%	10/1/24		885	1,022
	Miami FL Packaging System Revenue	5.000%	10/1/25		2,065	2,430
	Miami FL Packaging System Revenue	5.000%	10/1/26		2,170	2,605
	Miami FL Packaging System Revenue	5.000%	10/1/27	(15)	1,275	1,569
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/21	(4)	1,060	1,087
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/22	(4)	1,115	1,187
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/24	(4)	2,460	2,791
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/25	(4)	2,590	3,005
	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/26	(4)	1,360	1,604
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/26		180	210
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/21	(4)	1,445	1,467
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26		855	978
[3]	Miami-Dade County FL Educational Finance Authority Revenue TOB VRDO	0.340%	5/7/20		15,745	15,745
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		1,500	1,508
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20		3,595	3,615
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		3,290	3,419
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21		1,000	1,039
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22		1,265	1,352

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		1,170	1,279
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		425	472
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		3,400	3,641
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		3,425	3,667
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		1,105	1,230
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		3,115	3,454
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,000	1,070
Miami-Dade County FL GO	5.000%	7/1/21		940	984
Miami-Dade County FL GO	5.000%	7/1/22		10,260	11,033
Miami-Dade County FL GO	5.000%	7/1/24		3,200	3,638
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20		2,180	2,196
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21		1,300	1,364
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22		1,435	1,531
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23		1,000	1,093
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/24		1,920	2,094
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21		840	837
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22		985	987
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/25		1,015	1,008
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22		1,155	1,213
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23		2,270	2,499
Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24		2,180	2,464
Miami-Dade County FL Rickenbacker Causeway Revenue	5.000%	10/1/25		810	863
Miami-Dade County FL School Board COP	5.000%	2/1/23		11,765	12,926
Miami-Dade County FL School Board COP	5.000%	2/1/25		635	737
Miami-Dade County FL School Board COP	5.000%	5/1/25		155	181
Miami-Dade County FL School Board COP	5.000%	2/1/26		4,130	4,899
Miami-Dade County FL School Board COP	5.000%	8/1/26		10,825	12,988
Miami-Dade County FL School Board COP	5.000%	5/1/27		13,830	16,088
Miami-Dade County FL Seaport Revenue	5.000%	10/1/20		1,250	1,269
Miami-Dade County FL Seaport Revenue	5.000%	10/1/23		435	484
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23		9,340	10,386
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26		3,660	4,397
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		1,285	1,401
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/25		1,000	1,081
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25		3,880	4,605
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	(4)	500	527
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	(4)	485	529
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	(4)	625	704
North Brevard County FL Hospital District Revenue	5.000%	1/1/21		1,535	1,566
North Brevard County FL Hospital District Revenue	5.000%	1/1/23		2,115	2,279
North Brevard County FL Hospital District Revenue	5.000%	1/1/24		2,015	2,222
Okeechobee County FL Solid Waste Disposal Revenue (Waste Management Inc./Okeechobee Landfill Project) PUT	1.550%	7/1/21		1,100	1,101
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/20		5,000	5,086
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/21		4,000	4,227
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/22		7,000	7,506
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/23		9,860	10,833
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/24		6,000	6,742
Orange County FL Tourist Development Revenue	5.000%	10/1/20		2,525	2,569
Orange County FL Tourist Development Revenue	5.000%	10/1/25		4,575	5,388
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/25	(4)	1,260	1,403
Orlando FL Capital Improvement Revenue	5.000%	10/1/22		4,200	4,603
Orlando FL Capital Improvement Revenue	5.000%	10/1/22		1,040	1,140
Orlando FL Capital Improvement Revenue	5.000%	10/1/23		1,545	1,748
Orlando FL Capital Improvement Revenue	5.000%	10/1/23		1,090	1,234
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/22	(4)	1,500	1,632
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/23	(4)	2,260	2,524
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/24	(4)	1,010	1,158
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/25	(4)	1,630	1,917
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26	(4)	1,100	1,325
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20		12,175	12,336
Orlando FL Utility Commission Utility System Revenue VRDO	0.170%	5/7/20		13,500	13,500
Osceola County FL Transportation Revenue	5.000%	10/1/21		150	156
Osceola County FL Transportation Revenue	5.000%	10/1/22		165	175
Osceola County FL Transportation Revenue	5.000%	10/1/23		200	218
Osceola County FL Transportation Revenue	5.000%	10/1/24		170	189
Osceola County FL Transportation Revenue	0.000%	10/1/25		200	177
Osceola County FL Transportation Revenue	5.000%	10/1/25		135	153
Osceola County FL Transportation Revenue	0.000%	10/1/26		340	292
Osceola County FL Transportation Revenue	5.000%	10/1/26		500	578
Osceola County FL Transportation Revenue	0.000%	10/1/27		500	416

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Osceola County FL Transportation Revenue	5.000%	10/1/27		600	705
Palm Bay FL GO	5.000%	7/1/21	(4)	830	869
Palm Bay FL GO	5.000%	7/1/22	(4)	870	943
Palm Bay FL GO	5.000%	7/1/23	(4)	915	1,025
Palm Bay FL GO	5.000%	7/1/24	(4)	1,920	2,211
Palm Bay FL GO	5.000%	7/1/25	(4)	2,015	2,380
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		500	542
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/25		350	394
Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26		455	520
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	(ETM)	900	922
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	(ETM)	1,165	1,242
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS Retirement - Life Communities Inc. Obligated Group)	5.000%	11/15/22		4,735	4,894
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20		1,500	1,523
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21		1,330	1,390
Palm Beach County FL Public Improvement Revenue	5.000%	6/1/25		1,000	1,080
Palm Beach County FL School Board COP	5.000%	8/1/21		1,845	1,934
Palm Beach County FL School Board COP	5.000%	8/1/21		1,705	1,787
Palm Beach County FL School Board COP	5.000%	8/1/22		2,000	2,176
Palm Beach County FL School Board COP	5.000%	8/1/22		750	816
Palm Beach County FL School Board COP	5.000%	8/1/23		2,025	2,276
Palm Beach County FL School Board COP	5.000%	8/1/23		1,885	2,118
Palm Beach County FL School Board COP	5.000%	8/1/23		1,500	1,686
Palm Beach County FL School Board COP	5.000%	8/1/24		13,680	15,835
Palm Beach County FL School Board COP	5.000%	8/1/24		1,600	1,852
Palm Beach County FL School Board COP	5.000%	8/1/25		2,000	2,380
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/25		1,655	1,946
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/26		1,020	1,200
Pasco County FL School Board COP	5.000%	8/1/23	(15)	145	163
Pasco County FL School Board COP	5.000%	8/1/24	(15)	200	231
Pasco County FL School Board COP	5.000%	8/1/25		1,885	2,192
Pasco County FL School Board COP	5.000%	8/1/25	(15)	250	296
Polk County FL School Board COPS	5.000%	1/1/22		200	213
Polk County FL School Board COPS	5.000%	1/1/24		1,000	1,135
Polk County FL School Board COPS	5.000%	1/1/25		5,700	6,660
Polk County FL School Board COPS	5.000%	1/1/26		2,500	2,999
Polk County FL School Board COPS	5.000%	1/1/27		2,750	3,381
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20		1,000	1,001
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21		1,000	1,005
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22		1,265	1,279
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23		2,245	2,288
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24		1,580	1,619
Port St. Lucie FL Utility Revenue	4.000%	9/1/21		240	249
Port St. Lucie FL Utility Revenue	5.000%	9/1/22		925	1,006
Port St. Lucie FL Utility Revenue	5.000%	9/1/23		580	650
Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,003
Reedy Creek FL Improvement District GO	5.000%	6/1/20		1,000	1,003
Reedy Creek FL Improvement District GO	5.000%	6/1/21		730	762
Reedy Creek FL Improvement District GO	5.000%	6/1/22		1,695	1,834
Reedy Creek FL Improvement District GO	5.000%	6/1/23		1,250	1,397
Reedy Creek FL Improvement District GO	5.000%	6/1/23		3,490	3,899
Reedy Creek FL Improvement District GO	5.000%	6/1/24		2,530	2,911
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21		1,760	1,762
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22		1,340	1,341
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23		1,865	1,865
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24		2,030	2,028
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21		1,530	1,618
South Florida Water Management District COP	5.000%	10/1/21		1,765	1,866
South Florida Water Management District COP	5.000%	10/1/22		2,100	2,298
South Florida Water Management District COP	5.000%	10/1/23		3,080	3,478
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/20		1,125	1,136
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/21		1,250	1,303
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/22		1,120	1,188
South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/23		2,200	2,384
Sunrise FL Utility System Revenue	5.200%	10/1/20	(Prere.)	3,575	3,640
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/20		2,830	2,869

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/20		1,185	1,201
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/21		2,090	2,203
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/21		1,500	1,581
	Tallahassee FL Energy System Revenue	5.000%	10/1/23		475	537
	Tallahassee FL Energy System Revenue	5.000%	10/1/24		525	611
	Tallahassee FL Energy System Revenue	5.000%	10/1/25		1,100	1,316
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22		1,535	1,650
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23		525	578
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20		1,650	1,672
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		655	689
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22		1,190	1,275
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24		1,100	1,237
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25		2,000	2,297
	Tampa FL Hospital Revenue	4.000%	7/1/20		1,100	1,105
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23		1,675	1,827
	Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20		1,825	1,857
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22		3,510	3,760
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23		830	902
	Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21		1,485	1,549
	Volusia County FL School Board COP	5.000%	8/1/21	(15)	525	550
	Volusia County FL School Board COP	5.000%	8/1/22	(15)	840	915
						1,100,127
Georgia (2.6%)
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/21		4,800	5,009
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/25		2,475	2,761
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/27		1,510	1,679
	Atlanta GA Airport Revenue	5.000%	1/1/21		750	769
	Atlanta GA Airport Revenue	5.750%	1/1/23		7,000	7,201
[3]	Atlanta GA Airport Revenue TOB VRDO	0.260%	5/7/20	(4)	5,000	5,000
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/20		1,000	1,023
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21		1,150	1,218
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22		1,000	1,085
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23		1,075	1,197
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24		900	1,027
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22		2,645	2,900
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23		2,635	2,982
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/22		12,295	13,396
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/23		7,800	8,762
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/24		8,190	9,465
	Augusta GA Water & Sewerage Revenue	5.000%	10/1/25		8,600	10,201
	Bartow County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.050%	11/19/21		2,650	2,651
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/22		500	534
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/23		635	697
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/24		660	742
	Bleckley County & Dodge County GA Joint Development Authority Revenue (USG Real Estate Foundation VII LLC Project)	5.000%	7/1/25		860	988
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/23		500	548
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/24		345	388
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/26		990	1,158
[1]	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.500%	5/3/21		28,470	28,782
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21		15,000	14,936
	Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.050%	11/19/21		1,600	1,600
	Cherokee County GA Board of Education GO	5.000%	2/1/21		400	412
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/22		500	526
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/23		400	434
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24		500	555
	Columbia County GA Water & Sewer Revenue	5.000%	6/1/23		965	1,079

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Columbia County GA Water & Sewer Revenue	5.000%	6/1/26		840	1,021
Columbus GA Medical Center Hospital Authority Revenue (Piedmont Healthcare Inc. Project) PUT	5.000%	7/1/26		25,000	29,215
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/20		335	337
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/21		400	418
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23		835	920
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24		860	972
Dalton GA Combined Utilities Revenue	5.000%	3/1/23		1,015	1,114
Dalton GA Combined Utilities Revenue	5.000%	3/1/24		1,000	1,127
Dalton GA Combined Utilities Revenue	5.000%	3/1/25		550	635
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20		1,500	1,518
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21		1,890	1,985
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28		6,685	7,129
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20		1,270	1,292
Douglas County GA GO	5.000%	4/1/21		1,500	1,556
Douglas County GA GO	5.000%	4/1/22		800	862
Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.) PUT	5.000%	7/1/24		2,250	2,523
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/26		1,500	1,745
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22		405	426
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		345	374
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		500	555
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	3.000%	4/1/24		825	757
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21		1,925	1,900
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22		1,335	1,329
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23		1,990	1,973
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24		2,185	2,158
Gainesville & Hall County GA Development Authority Retirement Community Revenue	5.000%	11/15/22		3,600	3,725
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21		1,000	1,029
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/21		700	721
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22		560	598
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23		500	549
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26		1,250	1,404
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27		1,250	1,420
Georgia GO	5.000%	2/1/23		2,760	3,059
Georgia GO	5.000%	7/1/24		6,000	6,955
Georgia GO	5.000%	2/1/26		5,755	6,347
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44		1,135	1,174
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/21	(15)	2,665	2,705
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		10,075	10,410
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/23		400	420
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24		3,750	3,999
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20		3,685	3,748
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22		4,535	4,953
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21		16,500	17,237
Georgia Road & Tollway Authority Revenue	5.000%	6/1/22		660	712
Georgia Road & Tollway Authority Revenue	5.000%	6/1/23		540	601
Georgia Road & Tollway Authority Revenue	5.000%	6/1/24		575	658
Georgia Road & Tollway Authority Revenue	5.000%	6/1/25		540	635
Georgia Road & Tollway Authority Revenue Federal Highway Reimbursement Revenue	5.000%	6/1/21		5,125	5,354
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/21		2,500	2,615
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/22		2,500	2,666
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/26		2,580	2,919
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	4.000%	4/1/22		375	388
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23		370	401
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24		530	588
Gwinnett County GA Water & Sewerage Authority Revenue	5.000%	8/1/25		12,225	14,605
Gwinnett County GA Water & Sewerage Authority Revenue	5.000%	8/1/26		11,940	14,644
Jackson County GA School District GO	5.000%	3/1/26		1,000	1,208
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/22		300	316

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/23	325	352
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/24	450	499
	LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	175	197
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/20	740	740
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	3,545	3,631
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/21	1,625	1,697
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/22	500	521
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/22	500	531
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,502
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/23	750	794
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/23	500	542
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	6,935	7,636
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/24	1,000	1,075
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/24	945	1,043
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/24	7,335	8,259
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/25	2,500	2,722
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/25	2,500	2,801
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	9/1/26	2,120	2,410
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	114,260	120,699
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	500	529
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	41,615	44,632
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	57,215	61,268
[1]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, 67% of 1M USD LIBOR + 0.830%	1.490%	12/1/23	30,000	28,765
[1]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.790%	12/1/23	4,085	3,970
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/26	1,710	2,049
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/27	2,500	3,060
	Monroe County GA Development Authority Pollution Control Revenue (Georgia Power Company Plant Scherer Project) PUT	2.050%	11/19/21	1,625	1,625
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	5,550	5,625
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	4,985	5,053
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,150	2,179
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	600	608
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	500	508
	Municipal Electric Authority Georgia Revenue	5.250%	1/1/21	175	178
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	9,300	9,594
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	3,827
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	545	562
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	4,685	4,917
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,865	4,056
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,880	3,023
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	450	472
	Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	1,715	1,731
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	1,230	1,312
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/24	830	885
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	3,830	4,144
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,450	2,655
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	900	975
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	680	745
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	3,765	4,128
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,710	1,876
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,275
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,450
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/25	425	461
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/26	500	548
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/27	550	610
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/23	175	184
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/24	250	266
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/25	365	394
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/26	600	654
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/27	660	726
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,305	7,404
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/24	3,180	3,391
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,165	1,185
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,609
	Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,158
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/24	1,060	1,227
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/25	2,000	2,379
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/26	1,220	1,484
[1]	Private Colleges & University Authority of Georgia Revenue (Emory University) PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.640%	8/16/22	25,500	25,140

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.250%	10/1/27		1,000	1,023
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21		1,000	1,025
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22		1,200	1,276
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23		1,185	1,280
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24		1,035	1,146
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/21		1,550	1,627
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/22		1,000	1,071
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/23		1,080	1,187
	South Regional GA Joint Development Authority Revenue (VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/24		1,490	1,678
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/23		325	361
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/24		300	341
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/25		600	696
	Valdosta & Lowndes County GO Hospital Authority Revenue	5.000%	10/1/26		300	355
	White County GA Development Authority Revenue (Truett-McConnell University Project)	5.000%	10/1/29		1,000	953
						743,475
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	1/1/22		570	581
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		2,845	2,867
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/21		1,700	1,733
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/22		2,185	2,245
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/23		3,300	3,356
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/23		1,835	1,895
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/25		2,490	2,520
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26		1,500	1,544
	Guam Government Business Privilege Tax Revenue	5.000%	12/1/26		750	776
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20		1,000	1,002
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20		600	602
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21		1,390	1,416
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23		1,500	1,556
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/23		575	596
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24		1,100	1,150
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24		300	314
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/24		500	523
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25		2,250	2,345
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25		400	421
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/25		500	526
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/26		965	1,019
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/20		630	631
	Guam International Airport Authority Revenue	5.000%	10/1/22		355	350
	Guam International Airport Authority Revenue	5.000%	10/1/23		1,430	1,393
	Guam Power Authority Revenue	5.000%	10/1/20		520	524
	Guam Power Authority Revenue	5.000%	10/1/23		1,000	1,048
	Guam Power Authority Revenue	5.000%	10/1/24		2,145	2,267
	Guam Power Authority Revenue	5.000%	10/1/25		1,000	1,053
	Guam Power Authority Revenue	5.000%	10/1/25		1,480	1,575
						37,828
Hawaii (0.7%)
	Hawaii Airports System Revenue	5.000%	7/1/34		6,500	6,542
	Hawaii County HI GO	5.000%	9/1/23		1,200	1,351
	Hawaii County HI GO	5.000%	9/1/23		1,785	2,010
	Hawaii County HI GO	5.000%	9/1/23		1,395	1,570
[1]	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/27/20		4,195	4,195
[1]	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/27/20		2,165	2,165
	Hawaii GO	5.000%	8/1/21		7,630	8,021
	Hawaii GO	5.000%	8/1/21		7,260	7,632
	Hawaii GO	5.000%	10/1/22		9,055	9,905
	Hawaii GO	5.000%	10/1/22		7,040	7,701
	Hawaii GO	5.000%	4/1/23		9,940	11,044
	Hawaii GO	4.000%	5/1/23		2,080	2,256
	Hawaii GO	5.000%	8/1/23	(Prere.)	1,275	1,439
	Hawaii GO	5.000%	10/1/23		3,005	3,392
	Hawaii GO	5.000%	1/1/24		2,870	3,259
	Hawaii GO	5.000%	4/1/24		13,610	15,567
	Hawaii GO	4.000%	5/1/24		3,985	4,414
	Hawaii GO	5.000%	5/1/24		13,040	14,952

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii GO	5.000%	8/1/24		7,445	8,352
Hawaii GO	5.000%	10/1/24		6,580	7,635
Hawaii GO	5.000%	8/1/25		2,235	2,506
Hawaii GO	5.000%	1/1/26		2,000	2,393
Hawaii GO	5.000%	8/1/28		7,000	7,846
Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	3,150	3,319
Honolulu HI City & County GO	5.000%	10/1/21		3,685	3,900
Honolulu HI City & County GO	5.000%	9/1/23		1,885	2,122
Honolulu HI City & County GO	5.000%	9/1/24		2,925	3,386
Honolulu HI City & County GO	5.000%	9/1/25		1,815	2,154
Honolulu HI City & County GO	5.000%	9/1/27		120	149
Honolulu HI City & County GO PUT	5.000%	9/1/23		5,975	6,659
Honolulu HI City & County GO PUT	5.000%	9/1/23		8,470	9,447
Honolulu HI City & County GO PUT	5.000%	9/1/23		9,225	10,292
Honolulu HI City & County GO PUT	5.000%	9/1/23		8,470	9,455
Honolulu HI City & County GO PUT	5.000%	9/1/23		6,970	7,769
Honolulu HI City & County GO PUT	5.000%	9/1/23		3,725	4,126
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/23		1,500	1,592
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/25		1,615	1,832
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/26		1,000	1,152
					203,501
Idaho (0.1%)
Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/22		525	562
Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/23		675	740
Canyon County ID School District No. 139 (Vallivue) GO	4.000%	9/15/24		760	851
Canyon County ID School District No. 139 (Vallivue) GO	5.000%	9/15/25		650	776
Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/23		900	1,015
Idaho Building Authority Building Revenue (Idaho Department of Correction)	5.000%	9/1/24		850	986
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/23		1,000	1,082
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/24		1,350	1,495
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/25		4,355	4,905
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/27		900	1,044
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20		5,000	5,109
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21		2,000	2,114
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22		2,780	3,019
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23		4,420	4,932
Idaho Housing & Finance Association RAN	5.000%	7/15/23		2,820	3,115
Idaho Housing & Finance Association RAN	5.000%	7/15/24		2,075	2,352
Kootenai County ID School District No. 271 (Coeur D’Alene) GO	5.000%	9/15/26		3,110	3,786
University of Idaho Revenue	5.000%	4/1/24	(15)	160	181
University of Idaho Revenue	5.000%	4/1/25	(15)	335	388
University of Idaho Revenue	5.000%	4/1/26	(15)	280	332
University of Idaho Revenue	5.000%	4/1/27	(15)	450	543
					39,327
Illinois (6.5%)
Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/23		200	194
Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/24		195	185
Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/25		240	224
Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/25		665	749
Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/26		400	363
Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/26		615	703
Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/27		380	337
Chicago Board of Education GO	0.000%	12/1/22	(14)	535	493
Chicago IL Board of Education GO	5.000%	12/1/20		2,310	2,330
Chicago IL Board of Education GO	5.000%	12/1/20		7,825	7,894
Chicago IL Board of Education GO	5.250%	12/1/20	(14)(3)	1,750	1,790
Chicago IL Board of Education GO	0.000%	12/1/21	(14)	590	563
Chicago IL Board of Education GO	5.000%	12/1/21		1,635	1,642
Chicago IL Board of Education GO	5.000%	12/1/21		13,860	14,013
Chicago IL Board of Education GO	5.000%	12/1/21		3,395	3,432
Chicago IL Board of Education GO	0.000%	12/1/22	(13)(3)	3,855	3,645
Chicago IL Board of Education GO	5.000%	12/1/22		7,000	7,121
Chicago IL Board of Education GO	5.000%	12/1/22		3,000	3,052
Chicago IL Board of Education GO	5.000%	12/1/22		790	804
Chicago IL Board of Education GO	5.000%	12/1/22		2,415	2,457
Chicago IL Board of Education GO	5.000%	12/1/22		535	544
Chicago IL Board of Education GO	0.000%	12/1/23	(14)	3,200	2,850
Chicago IL Board of Education GO	5.000%	12/1/23		2,950	3,005
Chicago IL Board of Education GO	5.000%	12/1/23		1,085	1,105
Chicago IL Board of Education GO	5.000%	12/1/23		9,590	9,770
Chicago IL Board of Education GO	5.000%	12/1/23		835	851

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Board of Education GO	5.500%	12/1/23	(2)	100	106
Chicago IL Board of Education GO	0.000%	12/1/24	(14)	1,270	1,090
Chicago IL Board of Education GO	0.000%	12/1/24	(14)	1,370	1,176
Chicago IL Board of Education GO	5.000%	12/1/24	(4)	5,600	6,339
Chicago IL Board of Education GO	5.000%	12/1/24		1,000	1,019
Chicago IL Board of Education GO	5.000%	12/1/24		1,150	1,172
Chicago IL Board of Education GO	5.000%	12/1/24		3,055	3,113
Chicago IL Board of Education GO	5.000%	12/1/24		10,000	10,191
Chicago IL Board of Education GO	5.000%	12/1/24		9,500	9,682
Chicago IL Board of Education GO	0.000%	12/1/25	(14)	2,615	2,161
Chicago IL Board of Education GO	0.000%	12/1/25	(14)	2,625	2,169
Chicago IL Board of Education GO	5.000%	12/1/25	(4)	4,500	5,201
Chicago IL Board of Education GO	5.000%	12/1/25		2,500	2,543
Chicago IL Board of Education GO	5.500%	12/1/25	(2)	125	135
Chicago IL Board of Education GO	0.000%	12/1/26		11,205	8,690
Chicago IL Board of Education GO	5.000%	12/1/26		2,125	2,157
Chicago IL Board of Education GO	7.000%	12/1/26		10,000	11,216
Chicago IL GO	5.000%	1/1/21	(ETM)	145	149
Chicago IL GO	5.000%	1/1/21	(ETM)	195	200
Chicago IL GO	5.000%	1/1/21	(ETM)	1,685	1,731
Chicago IL GO	5.000%	1/1/21		700	704
Chicago IL GO	5.000%	12/1/21		500	502
Chicago IL GO	0.000%	1/1/22		1,350	1,253
Chicago IL GO	5.000%	1/1/22		200	203
Chicago IL GO	5.000%	1/1/22		5,295	5,365
Chicago IL GO	4.000%	1/1/23		100	99
Chicago IL GO	5.000%	1/1/23		770	783
Chicago IL GO	5.000%	1/1/23		250	254
Chicago IL GO	5.000%	1/1/23	(ETM)	5,640	6,246
Chicago IL GO	5.000%	1/1/23		12,860	13,074
Chicago IL GO	0.000%	1/1/24	(14)	1,000	858
Chicago IL GO	5.000%	1/1/24		5,675	5,795
Chicago IL GO	5.000%	1/1/24		250	255
Chicago IL GO	5.000%	1/1/24		2,450	2,474
Chicago IL GO	5.000%	1/1/24		300	306
Chicago IL GO	5.000%	1/1/25		450	454
Chicago IL GO	5.000%	1/1/25		12,420	12,708
Chicago IL GO	5.000%	1/1/25		3,100	3,172
Chicago IL GO	0.000%	1/1/26		300	229
Chicago IL GO	5.000%	1/1/26		2,750	2,812
Chicago IL GO	5.000%	1/1/26		160	164
Chicago IL GO	5.000%	1/1/26		8,300	8,481
Chicago IL GO	5.000%	1/1/26		2,000	2,017
Chicago IL GO	5.000%	1/1/26		345	351
Chicago IL GO	5.000%	1/1/27		7,625	7,765
Chicago IL GO	5.125%	1/1/27		3,155	3,234
Chicago IL GO	5.250%	1/1/28		1,000	1,014
Chicago IL Housing Authority Revenue	5.000%	1/1/23		1,710	1,871
Chicago IL Housing Authority Revenue	5.000%	1/1/24		1,450	1,629
Chicago IL Housing Authority Revenue	5.000%	1/1/25		4,320	4,976
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21		4,470	4,726
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21		5,105	5,398
Chicago IL Midway Airport Revenue	5.000%	1/1/21		150	153
Chicago IL Midway Airport Revenue	5.000%	1/1/22		350	366
Chicago IL Midway Airport Revenue	5.000%	1/1/25		8,000	8,705
Chicago IL Midway Airport Revenue	5.000%	1/1/25		905	965
Chicago IL Midway Airport Revenue	5.000%	1/1/27		1,065	1,154
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/21		700	712
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		4,175	4,263
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		500	511
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		3,650	3,727
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		600	613
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		9,700	10,205
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,325	1,394
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,600	1,683
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		700	736
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22		1,440	1,515
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		7,000	7,513
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,100	1,181
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,010	1,084
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23		1,930	2,072

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	2,270	2,436
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	750	805
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,195	1,283
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,445	2,681
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	4,410	4,836
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,575	1,727
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,385	2,615
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,400	1,535
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,650	2,839
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	750	838
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	100	112
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	425	483
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	225	256
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	250	276
	Chicago IL Park District GO	5.000%	1/1/22	400	416
	Chicago IL Park District GO	5.000%	1/1/22	1,000	1,039
	Chicago IL Park District GO	5.000%	1/1/22	125	130
	Chicago IL Park District GO	4.500%	1/1/23	200	201
	Chicago IL Park District GO	5.000%	1/1/23	400	421
	Chicago IL Park District GO	5.000%	1/1/23	1,265	1,332
	Chicago IL Park District GO	5.000%	1/1/23	790	817
	Chicago IL Park District GO	5.000%	1/1/23	500	527
	Chicago IL Park District GO	5.000%	1/1/24	550	588
	Chicago IL Park District GO	5.000%	11/15/24	680	736
	Chicago IL Park District GO	5.000%	1/1/25	625	678
	Chicago IL Park District GO	5.000%	1/1/25	300	320
	Chicago IL Park District GO	5.000%	1/1/25	315	336
	Chicago IL Park District GO	5.000%	11/15/25	1,430	1,569
	Chicago IL Park District GO	5.000%	1/1/26	535	570
	Chicago IL Park District GO	5.000%	1/1/26	325	335
	Chicago IL Park District GO	5.000%	1/1/26	1,000	1,097
	Chicago IL Park District GO	5.000%	11/15/26	1,500	1,667
	Chicago IL Park District GO	5.000%	1/1/27	925	1,015
	Chicago IL Park District GO	5.000%	1/1/33	170	170
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	2,967
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	1,250	1,254
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,840	1,912
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/21	1,180	1,226
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	3,125	3,345
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/22	2,500	2,684
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	9,205	10,132
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/23	5,000	5,529
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	5,065	5,722
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/24	1,250	1,421
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	4,360	5,043
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	1,500	1,748
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/25	2,625	3,060
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26	3,850	4,550
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/22	9,820	10,422
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/23	1,280	1,363
[3]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.340%	5/7/20	36,295	36,295
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	2,000	2,048
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,815	2,981
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,350	2,548
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	1,310	1,421
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,300	2,494
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,125	1,241
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	2,700	2,979
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/24	1,850	1,990
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	4,825	5,439
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,000	1,127
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	3,550	4,002
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/25	1,090	1,172
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,020	1,172
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26	1,260	1,355
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	225	242
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27	2,500	2,926
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	2,250	2,325
	Chicago IL Water Revenue	5.000%	11/1/20	700	710
	Chicago IL Water Revenue	5.000%	11/1/21	2,090	2,112
	Chicago IL Water Revenue	5.000%	11/1/22	500	530

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL Water Revenue	5.000%	11/1/23		2,515	2,720
	Chicago IL Water Revenue	5.000%	11/1/25		1,000	1,067
	Chicago IL Water Revenue	5.000%	11/1/26		75	80
	Chicago IL Water Revenue	5.000%	11/1/26		1,000	1,046
	Chicago IL Water Revenue	5.000%	11/1/29		750	781
	Chicago IL Waterworks Revenue	5.000%	11/1/20		2,500	2,534
	Chicago IL Waterworks Revenue	5.000%	11/1/22		1,540	1,634
	Chicago IL Waterworks Revenue	5.000%	11/1/22		695	737
	Chicago IL Waterworks Revenue	5.000%	11/1/23		2,900	3,136
	Chicago IL Waterworks Revenue	5.000%	11/1/24		3,100	3,413
	Chicago IL Waterworks Revenue	5.000%	11/1/24		1,725	1,899
	Chicago IL Waterworks Revenue	5.000%	11/1/25		12,505	13,986
	Chicago IL Waterworks Revenue	5.000%	11/1/25		2,000	2,237
	Chicago IL Waterworks Revenue	5.000%	11/1/26		14,865	16,866
	Chicago IL Waterworks Revenue	5.000%	11/1/26		2,315	2,627
	Chicago IL Waterworks Revenue	5.000%	11/1/30		120	127
	Cook County IL Community Consolidated School District No. 62 (Des Plaines) GO	5.000%	12/1/23		3,810	4,305
	Cook County IL GO	5.000%	11/15/20		2,125	2,146
	Cook County IL GO	5.000%	11/15/20		500	505
	Cook County IL GO	5.000%	11/15/21		500	511
	Cook County IL GO	5.000%	11/15/22		280	288
	Cook County IL GO	5.250%	11/15/24		5,000	5,090
	Cook County IL GO	5.000%	11/15/25		1,400	1,407
	Cook County IL GO	5.250%	11/15/25		4,500	4,577
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/20		2,475	2,520
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/21		2,575	2,697
	Dewitt & Ford & Livingston & Logan Counties IL Community College District No. 540 GO	4.000%	12/1/22		2,680	2,864
	Elk Grove Village IL GO	3.000%	1/1/23		500	523
	Elk Grove Village IL GO	3.000%	1/1/24		550	581
	Elk Grove Village IL GO	3.000%	1/1/25		560	598
	Illinois Development Finance Authority Revenue (St. Vincent de Paul Center) PUT	2.450%	3/3/26		2,000	2,037
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20		8,000	8,011
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21		2,000	2,099
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22		1,000	1,072
	Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22		1,565	1,557
[1]	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/27/20		5,750	5,750
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/22		700	751
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/23		750	825
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/24		1,655	1,860
	Illinois Finance Authority Revenue (Ann & Robert H. Lurie Children’s Hospital of Chicago)	5.000%	8/15/26		555	647
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21		3,000	3,008
[3]	Illinois Finance Authority Revenue (Ascension Health Credit Group) TOB VRDO	0.320%	5/7/20		10,360	10,360
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21		750	769
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23		1,000	1,086
	Illinois Finance Authority Revenue (Carle Foundation)	5.375%	8/15/26		1,000	1,045
[3]	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.340%	5/7/20	(4)	4,480	4,480
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20		2,940	2,980
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20		500	507
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21		975	1,027
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21		380	400
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24		250	277
	Illinois Finance Authority Revenue (Downers Grove Community High School)	4.000%	12/15/21		2,000	2,095
	Illinois Finance Authority Revenue (Downers Grove Community High School)	4.000%	12/15/22		1,000	1,073
	Illinois Finance Authority Revenue (Downers Grove Community High School)	5.000%	12/15/23		900	1,022
	Illinois Finance Authority Revenue (Downers Grove Community High School)	5.000%	12/15/24		685	800
	Illinois Finance Authority Revenue (Downers Grove Community High School)	5.000%	12/15/25		1,000	1,196
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21		375	383
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22		350	369
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23		500	539
¤	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24		640	706
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	3.250%	5/15/22		565	543
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20		4,210	4,259
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21		5,510	5,790
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/21		240	251
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/23		400	422
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/25		500	537
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/26		300	323
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/27		500	542
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/26		680	760
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/24		800	891

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/25	3,350	3,811
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/26	2,400	2,779
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22	5,380	5,786
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/25	1,730	1,976
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/21	500	522
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/22	375	402
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/23	500	550
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/24	500	562
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/25	750	860
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/26	1,785	2,081
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/27	2,310	2,741
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/20	1,035	1,042
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/22	2,380	2,533
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/24	1,395	1,556
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/20	1,000	1,008
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/22	1,250	1,346
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/23	1,000	1,108
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/24	3,220	3,664
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/25	4,500	5,248
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	12/15/22	21,000	22,740
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/20	875	876
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	3,560	3,619
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21	180	187
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/21	375	390
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,163
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,605	2,763
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	875	928
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,585	1,703
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	500	544
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/24	1,650	1,835
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/25	7,570	8,560
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	4,315	4,967
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,120	1,180
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,224
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,660
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,474
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/25	1,000	1,085
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/26	1,000	1,089
	Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/26	1,000	1,096
[1]	Illinois Finance Authority Revenue (Presbyterian Homes) PUT, 70% of 1M USD LIBOR + 1.350%	2.039%	5/1/21	2,500	2,482
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,142
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22	4,000	4,255
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23	5,000	5,432
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	3,000	3,535
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.000%	7/1/20	1,000	1,004
	Illinois Finance Authority Revenue (Riverside Health System)	5.000%	11/15/26	1,020	1,184
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,017
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,053
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,077
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,067
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/22	900	958
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/24	2,410	2,679
	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/25	595	676
¤	Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/27	580	681
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21	700	738
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22	1,000	1,096
	Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23	1,500	1,698
¤	Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22	260	249
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	1,200	1,284
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23	1,100	1,207
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	7,119
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	1,000	1,056
	Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/25	100	113
	Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/26	225	259
	Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,145	6,145
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	4.000%	2/15/22	845	879
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	4.000%	2/15/24	1,675	1,701
	Illinois Finance Authority Student Housing & Academic Facilities Revenue (University of Illinois at Chicago Project)	5.000%	2/15/25	875	925

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	5/1/20		2,245	2,245
Illinois GO	5.000%	7/1/20		14,000	14,011
Illinois GO	5.000%	8/1/20		1,260	1,262
Illinois GO	5.000%	8/1/20	(4)	6,500	6,530
Illinois GO	4.000%	9/1/20		1,520	1,518
Illinois GO	5.000%	11/1/20		89,830	90,075
Illinois GO	5.000%	1/1/21	(4)	8,425	8,437
Illinois GO	5.000%	1/1/21		375	375
Illinois GO	5.000%	2/1/21		15,000	15,018
Illinois GO	5.000%	2/1/21		4,325	4,330
Illinois GO	5.000%	4/1/21		3,390	3,395
Illinois GO	5.000%	4/1/21		8,600	8,613
Illinois GO	5.000%	5/1/21		12,000	12,021
Illinois GO	5.000%	6/1/21		200	200
Illinois Go	5.000%	10/1/21		10,210	10,234
Illinois Go	5.000%	10/1/21		7,940	7,959
Illinois GO	5.000%	11/1/21		27,235	27,305
Illinois GO	5.000%	12/1/21		8,375	8,397
Illinois GO	5.000%	1/1/22		100	100
Illinois GO	5.000%	2/1/22		2,000	2,004
Illinois GO	5.000%	6/1/22		100	100
Illinois GO	5.000%	7/1/22		4,325	4,322
Illinois GO	5.000%	8/1/22		8,420	8,413
Illinois Go	5.000%	10/1/22		4,250	4,245
Illinois Go	5.000%	10/1/22		19,930	19,905
Illinois GO	5.000%	11/1/22		8,200	8,188
Illinois GO	5.000%	11/1/22		33,260	33,213
Illinois GO	5.000%	1/1/23		19,200	19,139
Illinois GO	5.000%	2/1/23		7,000	6,976
Illinois GO	5.000%	3/1/23		600	598
Illinois Go	5.000%	10/1/23		10,000	9,942
Illinois GO	5.000%	11/1/23		26,685	26,524
Illinois GO	4.000%	5/1/24		75	72
Illinois GO	5.000%	8/1/24		6,580	6,520
Illinois Go	5.000%	10/1/24		5,000	4,951
Illinois GO	5.000%	11/1/24		20,250	20,046
Illinois GO	5.000%	2/1/25		2,795	2,758
Illinois GO	5.000%	4/1/25		4,170	4,111
Illinois GO	5.000%	5/1/25		280	276
Illinois GO	6.000%	5/1/25		150	154
Illinois GO	5.000%	8/1/25		3,170	3,120
Illinois GO	5.000%	11/1/25		20,340	19,990
Illinois GO	5.000%	1/1/26		1,080	1,058
Illinois GO	5.000%	2/1/26		1,000	979
Illinois GO	5.000%	2/1/26		3,000	2,938
Illinois GO	5.000%	3/1/26	(4)	1,125	1,156
Illinois GO	5.000%	4/1/26	(4)	1,500	1,562
Illinois GO	5.000%	5/1/26		6,550	6,405
Illinois GO	5.000%	11/1/26		30,000	29,248
Illinois GO	5.000%	1/1/27		1,000	974
Illinois GO	5.000%	1/1/27		370	360
Illinois GO	5.000%	4/1/27		2,000	1,945
Illinois GO	5.000%	11/1/27		2,355	2,282
Illinois Housing Development Authority Revenue (Century Woods) PUT	1.900%	10/1/21		3,000	3,023
Illinois Housing Development Authority Revenue (Larkin Village)	4.000%	10/1/48		12,980	13,809
Illinois Housing Development Authority Revenue PUT	1.600%	1/1/23		2,875	2,875
Illinois Municipal Electric Agency Power Supply Revenue	5.000%	2/1/25		11,110	12,845
Illinois Municipal Electric Agency Power Supply Revenue	5.000%	2/1/26		15,370	17,810
Illinois Municipal Electric Agency Power Supply System Revenue	5.250%	2/1/21	(14)	665	685
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/23		3,200	3,523
Illinois Sales Tax Revenue	4.000%	6/15/21		1,615	1,621
Illinois Sales Tax Revenue	4.000%	6/15/21		255	255
Illinois Sales Tax Revenue	5.000%	6/15/21		4,380	4,445
Illinois Sales Tax Revenue	5.000%	6/15/21		3,790	3,846
Illinois Sales Tax Revenue	5.000%	6/15/22		2,500	2,567
Illinois Sales Tax Revenue	5.000%	6/15/23		410	425
Illinois Sales Tax Revenue	5.000%	6/15/23		8,260	8,565
Illinois Sales Tax Revenue	5.000%	6/15/23		1,165	1,208
Illinois Sales Tax Revenue	5.000%	6/15/24		1,340	1,389
Illinois Sales Tax Revenue	5.000%	6/15/24		1,880	1,962
Illinois Sales Tax Revenue	5.000%	6/15/24	(15)	4,600	4,949

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Sales Tax Revenue	5.000%	6/15/24		5,000	5,218
Illinois Sales Tax Revenue	5.000%	6/15/24		1,850	1,931
Illinois Sales Tax Revenue	5.000%	6/15/25		3,915	4,034
Illinois Sales Tax Revenue	5.000%	6/15/25		5,000	5,240
Illinois Sales Tax Revenue	5.000%	6/15/25		8,825	9,249
Illinois Sales Tax Revenue	5.000%	6/15/25	(15)	9,370	9,899
Illinois Sales Tax Revenue	5.000%	6/15/26		3,925	4,030
Illinois Sales Tax Revenue	5.000%	6/15/29		1,000	1,004
Illinois Sports Facility Authority Revenue	0.000%	6/15/21	(2)	435	419
Illinois Sports Facility Authority Revenue	0.000%	6/15/22	(2)	1,405	1,304
Illinois Sports Facility Authority Revenue	0.000%	6/15/23	(2)	8,945	7,967
Illinois Sports Facility Authority Revenue	0.000%	6/15/24	(2)	13,510	11,524
Illinois Sports Facility Authority Revenue	5.000%	6/15/27	(4)	3,000	3,194
Illinois Toll Highway Authority Revenue	5.000%	12/1/20		21,625	22,094
Illinois Toll Highway Authority Revenue	5.000%	1/1/21		5,000	5,119
Illinois Toll Highway Authority Revenue	5.000%	12/1/21		15,000	15,850
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		8,885	9,649
Illinois Toll Highway Authority Revenue	5.000%	1/1/23		3,490	3,799
Illinois Toll Highway Authority Revenue	5.000%	1/1/24		2,000	2,236
Illinois Toll Highway Authority Revenue	5.000%	1/1/25		9,500	10,891
Illinois Toll Highway Authority Revenue	5.000%	1/1/25		5,000	5,706
Illinois Toll Highway Authority Revenue	5.000%	1/1/26		12,750	14,952
Illinois Toll Highway Authority Revenue	5.000%	1/1/26		16,000	18,660
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		20,425	24,309
Kane & DeKalb Counties IL Community Unit School District No. 301 GO (Burlington)	0.000%	12/1/25		1,000	894
Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/22	(4)	120	129
Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/22	(4)	220	236
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/23	(4)	140	158
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/23	(4)	235	266
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/24	(4)	240	278
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/25	(4)	170	202
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/25	(4)	350	415
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/26	(4)	220	266
Kane County IL School District No. 131 (Aurora East Side) GO	5.000%	12/1/26	(4)	410	496
Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/27	(4)	215	250
Kendall County IL Forest Preserve District GO	5.000%	1/1/24	(4)	1,425	1,602
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/22		1,375	1,487
Kendall, Kane, & Will Counties IL Community Unified School District No. 308 GO	5.000%	10/1/23		550	611
McHenry County IL Conservation District GO	5.000%	2/1/21		3,000	3,090
McLean & Woodford Counties IL Community School District No. 5 GO	4.000%	12/1/23		2,000	2,174
Metropolitan Pier & Exposition Authority	5.750%	6/15/26	(14)	180	192
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21	(14)	16,775	16,310
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	2,510	2,407
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	175	157
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	6,825	5,924
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/20		4,230	4,250
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/22		875	889
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/23		4,595	4,606
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/24	(14)	570	495
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/25		1,000	1,028
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/26	(14)	11,145	8,953
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		32,765	32,802
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		1,575	1,620
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		10,235	10,094
Mundelein IL GO	4.000%	12/15/21	(4)	500	524
Mundelein IL GO	4.000%	12/15/23	(4)	500	543
Mundelein IL GO	4.000%	12/15/25	(4)	500	562
Mundelein IL GO	4.000%	12/15/26	(4)	500	571
Northern IL University Revenue	5.000%	4/1/23	(15)	170	183
Northern IL University Revenue	5.000%	4/1/25	(15)	500	555
Northern IL University Revenue	5.000%	4/1/26	(15)	750	846
Northern IL University Revenue	5.000%	4/1/27	(15)	650	742

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22		4,500	4,925
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23		4,320	4,867
¤	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24		1,495	1,730
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/21		2,500	2,603
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.375%	6/1/21		870	907
¤	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/23		15,470	17,071
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/24		20,030	22,697
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/25		38,010	44,144
[3]	Regional Transportation Authority IL TOB VRDO	0.320%	5/7/20		11,550	11,550
[3]	Regional Transportation Authority IL TOB VRDO	0.320%	5/7/20		9,000	9,000
	Romeoville IL GO	5.000%	12/30/25		3,315	3,942
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21		615	642
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23		1,155	1,210
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/25		1,750	1,913
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/26		7,555	8,370
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/27		7,500	8,413
¤	Sangamon County IL School District No. 186 (Springfield) GO	4.000%	6/1/23	(4)	1,000	1,065
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/25		1,500	1,703
	Southwestern Illinois Development Authority Revenue	4.000%	4/15/22		250	264
	Southwestern Illinois Development Authority Revenue	4.000%	4/15/23		250	269
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/24		225	256
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/25		275	321
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/26		625	744
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/27		730	887
	Springfield IL Electric Revenue	5.000%	3/1/21		2,000	2,063
	Springfield IL Electric Revenue	5.000%	3/1/22		2,335	2,495
	Springfield IL Electric Revenue	5.000%	3/1/23		5,060	5,563
	Springfield IL Electric Revenue	5.000%	3/1/24		4,585	5,178
	Springfield IL Electric Revenue	5.000%	3/1/25		10,045	11,663
	Springfield IL Electric Revenue	5.000%	3/1/26		5,350	6,203
	Springfield IL Electric Revenue	5.000%	3/1/27		770	890
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24		2,655	2,661
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/27		250	266
	University of Illinois COP	5.000%	8/15/20		5,000	5,044
	University of Illinois COP	5.000%	10/1/20		3,850	3,900
	University of Illinois COP	5.000%	8/15/21		5,000	5,192
	University of Illinois Revenue	5.000%	4/1/27		2,665	3,006
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/22	(4)	500	527
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/24	(4)	500	548
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/25	(4)	555	618
	Western Illinois University Revenue	4.000%	4/1/21	(15)	550	562
	Western Illinois University Revenue	4.000%	4/1/23	(15)	500	531
	Western Illinois University Revenue	4.000%	4/1/25	(15)	750	819
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24	(4)	2,820	2,499
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/24	(4)(ETM)	12,375	11,811
	Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/22		1,450	1,409
	Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/23		1,450	1,383
						1,865,883
Indiana (1.4%)
	Avon IN Community School Building Corp	5.000%	7/15/21		1,505	1,574
	Avon IN Community School Building Corp. Revenue	5.000%	1/15/21		2,325	2,387
	Avon IN Community School Building Corp. Revenue	5.000%	7/15/26		1,010	1,206
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21		210	220
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22		320	346
	Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23		450	502
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/21		500	523
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/22		250	271
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/23		660	737
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/24		200	230
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/25		350	408
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	7/15/25		350	413
	Brownsburg IN Community 1999 School Building Corporation Revenue	5.000%	1/15/26		350	418
	Carmel IN 2002 School Building Corp. Revenue	5.000%	1/15/24		1,660	1,892
	Carmel IN 2002 School Building Corp. Revenue	5.000%	7/15/24		1,700	1,967
	Carmel IN 2002 School Building Corp. Revenue	5.000%	1/15/25		1,740	2,042
	Carmel IN 2002 School Building Corp. Revenue	5.000%	7/15/25		1,785	2,124
	Carmel IN 2002 School Building Corp. Revenue	5.000%	1/15/26		1,805	2,174
	Carmel IN 2002 School Building Corp. Revenue	5.000%	7/15/26		1,875	2,287
	Carmel IN 2002 School Building Corp. Revenue	5.000%	1/15/27		1,915	2,363
	Carmel IN 2002 School Building Corp. Revenue	5.000%	7/15/27		1,970	2,460

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21	(15)	3,155	3,244
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22	(15)	3,370	3,589
	Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23	(15)	3,535	3,889
	Franklin IN Economic Development Revenue (Otterbein Homes)	5.000%	7/1/23		950	1,015
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/23		1,655	1,840
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/24		1,250	1,409
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/24		1,500	1,713
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25		1,055	1,214
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/25		2,355	2,710
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/25		2,030	2,348
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/26		2,080	2,413
	Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26		2,130	2,475
	Indiana Bond Bank Revenue	0.000%	7/15/24		110	103
	Indiana Bond Bank Revenue	0.000%	1/15/25		100	93
	Indiana Bond Bank Revenue	0.000%	7/15/25		450	414
	Indiana Bond Bank Revenue	0.000%	1/15/26		370	335
	Indiana Bond Bank Revenue	0.000%	7/15/26		370	331
	Indiana Bond Bank Revenue	0.000%	1/15/27		320	283
	Indiana Bond Bank Revenue	0.000%	7/15/27		320	280
	Indiana Finance Authority Environmental Revenue (Duke Energy Indiana LLC)	3.750%	4/1/22		1,125	1,136
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21		2,380	2,387
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22		1,550	1,679
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20		860	860
	Indiana Finance Authority Hospital Revenue (Goshen Health Obligated Group) PUT	2.100%	11/1/26		2,700	2,717
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		1,000	1,024
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20		2,100	2,150
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21		2,500	2,657
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22		7,050	7,675
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23		5,250	5,877
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/21		2,620	2,786
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,020
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		3,000	3,020
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	1.650%	7/1/22		10,500	10,534
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/22		2,250	2,449
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/23		3,750	4,198
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	5.000%	12/1/24		3,645	4,188
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	2.250%	7/1/25		6,250	6,302
[1]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.500%	5/4/21		6,000	5,956
[1]	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.500%	5/4/21		6,500	6,452
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/20		615	628
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/21		500	530
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/22		1,005	1,086
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/23		1,275	1,413
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/24		1,145	1,298
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/25		1,550	1,796
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/20		1,830	1,830
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/24		1,015	1,138
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/25		1,205	1,382
	Indiana Finance Authority Revenue	5.000%	2/1/23		10,245	11,341
	Indiana Finance Authority Revenue (Butler University Project)	3.000%	2/1/21		140	142
	Indiana Finance Authority Revenue (Butler University Project)	3.000%	2/1/22		210	216
	Indiana Finance Authority Revenue (Butler University Project)	3.000%	2/1/23		225	228
	Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/24		200	210
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/24		365	406
	Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/25		275	291
	Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/26		340	361
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21		250	259
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	(Prere.)	750	808
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22		250	272
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23		700	785
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/20		1,400	1,428
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/21		550	582
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23		2,020	2,218
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/23		1,135	1,246
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24		3,275	3,675
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/24		1,905	2,138
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25		6,240	7,140

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/25		5,315	6,082
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/24		1,375	1,570
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/25		3,210	3,775
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/26		1,255	1,516
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/27		2,175	2,687
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		475	483
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20		840	854
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		380	401
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		1,680	1,775
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22		1,000	1,092
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21	(Prere.)	495	502
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.750%	11/2/21		33,615	33,764
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/20		1,865	1,889
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/21		1,925	2,006
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/22		1,985	2,099
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/23		1,845	1,989
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/24		850	933
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/24		800	879
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/25		1,050	1,171
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/25		1,100	1,228
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	10/1/26		235	265
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group)	4.000%	11/1/26		525	593
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20		3,480	3,480
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20	(Prere.)	60	60
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		2,210	2,210
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		3,380	3,380
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		5,575	5,575
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.350%	8/4/20		3,800	3,800
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22	(14)	16,640	18,467
Indiana University Student Fee Revenue	5.000%	6/1/21		3,500	3,655
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/25		1,545	1,832
Indianapolis IN Local Public Improvement Bond Bank Revenue	1.450%	6/1/21		8,000	8,001
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/25		1,300	1,526
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/26		1,945	2,343
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24	(14)	9,000	10,257
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/25	(14)	12,215	14,337
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/25		3,040	3,407
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/25		6,190	7,001
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/26		5,660	6,460
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/26		6,765	7,780
Ivy IN Tech Community College Revenue	5.000%	7/1/20		500	503
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/24		385	423
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/24		390	433
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/25		325	363
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/25		430	485
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	1/15/26		655	744
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/26		645	740
Metropolitan School District of Washington Township IN Revenue (School Building Corp.)	4.000%	7/15/27		930	1,082
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22		1,275	1,350
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23		850	916
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	2.050%	6/1/21		2,000	2,010
Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/23		380	409
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/23		215	234
Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/24		280	309
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/24		300	334
Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/25		250	281
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/25		550	625
Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/26		420	482
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/26		1,045	1,208
Tippecanoe County IN School Building Corp. Revenue	4.000%	1/15/27		880	1,024
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/27		675	791
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	1/15/23		540	579
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/23		440	477
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	1/15/24		565	618
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/24		525	580
Vigo County IN Building Corp. Lease Rental Revenue	5.000%	1/15/25		1,175	1,360
Vigo County IN Building Corp. Lease Rental Revenue	5.000%	7/15/25		800	937
Vigo County IN Building Corp. Lease Rental Revenue	5.000%	1/15/26		1,230	1,454
Vigo County IN Building Corp. Lease Rental Revenue	5.000%	7/15/26		635	759

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Vigo County IN Building Corp. Lease Rental Revenue	5.000%	1/15/27	1,295	1,562
	Vigo County IN Building Corp. Lease Rental Revenue	5.000%	7/15/27	1,325	1,612
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/22	2,660	2,823
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/23	3,450	3,704
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/23	3,135	3,404
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/24	2,910	3,193
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	7/15/24	2,330	2,579
	Wayne Township School Building Corp. Marion County Indiana Revenue	4.000%	1/15/25	4,070	4,530
					394,197
Iowa (0.4%)
	Des Moines IA GO	5.000%	6/1/23	1,570	1,756
	Des Moines IA GO	5.000%	6/1/24	6,335	7,306
	Des Moines IA GO	5.000%	6/1/25	5,670	6,718
	Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/24	1,000	1,092
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	11,215	11,020
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,095	15,119
[3]	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,340
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	17,556
	Iowa Finance Authority Revenue	5.000%	8/1/21	9,505	9,985
	Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	2.875%	5/15/49	1,500	1,435
[1]	Iowa Finance Authority Revenue PUT, 70% of 1M USD LIBOR + 0.350%	0.609%	10/1/21	3,750	3,731
	Iowa Finance Authority Senior Housing Revenue (Northcrest Obligated Group)	3.250%	3/1/23	2,120	2,077
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/21	1,395	1,424
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/23	1,000	1,084
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/25	1,700	1,930
	Iowa Financial Authority Revenue (Iowa Health System)	5.000%	2/15/26	1,000	1,155
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21	400	419
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22	425	457
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23	500	550
	Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	336
	Xenia IA Rural Water District Revenue	5.000%	12/1/22	1,675	1,807
	Xenia IA Rural Water District Revenue	5.000%	12/1/23	450	497
	Xenia IA Rural Water District Revenue	5.000%	12/1/24	565	638
					100,432
Kansas (0.5%)
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,670
	Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,722
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	520
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	526
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,145
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	1,100	1,172
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/22	1,010	1,078
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	843
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	450	506
	Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	250	289
	Johnson KS GO	4.000%	9/1/25	1,055	1,122
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	3,960	4,318
[1]	Kansas Department of Transportation Highway Revenue, 70% of 1M USD LIBOR + 0.300%	0.989%	9/1/21	7,580	7,536
	Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	18,342
	Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,795	4,080
	Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,640	19,014
	Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,420	18,230
	Kansas Development Finance Authority Revenue	5.000%	11/1/26	5,750	7,041
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/26	7,465	8,920
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/27	6,780	8,285
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/25	1,000	1,133
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/26	500	577
	Lawrence KS Hospital Revenue (Lawrence Memorial Hospital)	5.000%	7/1/27	500	583
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/22	340	362
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/23	250	272
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/24	250	277
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/25	540	608
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/26	1,020	1,167
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/27	870	1,010
	Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/23	4,105	4,501
	Sedgwick County KS Unified School District No. 259 (Wichita) GO	4.000%	10/1/24	8,085	9,065
	Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/20	400	404
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/21	575	606
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/22	1,250	1,366
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/26	6,300	6,815
	Seward County KS Unified School District No. 480 GO	3.000%	9/1/20	450	453

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/21		400	421
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/22		315	343
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/23		1,295	1,456
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/24		1,540	1,783
	Seward County KS Unified School District No. 480 GO	5.000%	9/1/25		1,750	2,082
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22		180	193
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23		300	332
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24		300	341
	Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22		1,040	1,138
	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22		1,000	1,092
	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23		1,225	1,381
	Wyandotte County/Kansas City KS Unified Government GO	4.000%	8/1/25	(15)	900	1,015
	Wyandotte County/Kansas City KS Unified Government GO	4.000%	8/1/26	(15)	1,980	2,272
	Wyandotte County/Kansas City KS Unified Government GO	4.000%	8/1/27	(15)	2,065	2,409
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20		1,580	1,601
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22		775	844
						154,261
Kentucky (2.1%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21		540	546
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/21		195	199
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22		2,245	2,339
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22		250	260
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23		765	813
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23		315	335
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24		680	736
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24		300	325
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25		315	347
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26		550	612
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27		660	744
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26		12,250	12,175
	Jefferson County KY School District Finance Corp. School Building Revenue	5.000%	6/1/21		555	579
	Jefferson County KY School District Finance Corp. School Building Revenue	5.000%	6/1/23		3,195	3,560
	Kenton County KY Airport Revenue	5.000%	1/1/21		750	768
	Kenton County KY Airport Revenue	5.000%	1/1/22		785	831
	Kenton County KY Airport Revenue	5.000%	1/1/23		500	545
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		3,995	4,047
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/22		8,785	9,588
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/25		625	700
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21		1,150	1,195
	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22		870	936
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/24	(15)	930	1,069
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/25	(15)	1,960	2,305
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/26	(15)	2,060	2,476
	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/27	(15)	2,165	2,659
[3]	Kentucky Bond Development Corp. Revenue (Kentucky Communications Network) TOB VRDO	0.260%	5/7/20	LOC	5,105	5,105
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/25		1,660	1,932
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/25		1,000	1,135
	Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/26		1,225	1,415
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/21		1,500	1,540
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/22		1,675	1,758
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20	(14)	6,000	6,077
¤	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21		1,120	1,170
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21	(14)	6,085	6,384
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22	(14)	2,500	2,699
¤	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/24		1,300	1,478
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25		800	934
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/26		2,585	3,075
	Kentucky Property & Building Commission Revenue	5.000%	8/1/21		15,885	16,566
	Kentucky Property & Building Commission Revenue	5.000%	11/1/21		1,000	1,051
¤	Kentucky Property & Building Commission Revenue	5.000%	11/1/21		8,500	8,937
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		4,510	4,821
	Kentucky Property & Building Commission Revenue	5.000%	8/1/22		15,110	16,154
	Kentucky Property & Building Commission Revenue	5.000%	11/1/22		1,500	1,614
	Kentucky Property & Building Commission Revenue	5.000%	8/1/23		375	409
	Kentucky Property & Building Commission Revenue	5.000%	8/1/23		1,345	1,466
	Kentucky Property & Building Commission Revenue	5.000%	11/1/23		2,000	2,192
	Kentucky Property & Building Commission Revenue	5.000%	8/1/24		1,345	1,486
	Kentucky Property & Building Commission Revenue	5.000%	11/1/24		1,500	1,665
	Kentucky Property & Building Commission Revenue	5.000%	11/1/25		2,000	2,251
	Kentucky Property & Building Commission Revenue	5.000%	2/1/26		3,260	3,669

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Property & Building Commission Revenue	5.000%	11/1/26		4,180	4,756
Kentucky Property & Building Commission Revenue	5.000%	2/1/27		200	224
Kentucky Property & Building Commission Revenue	5.000%	5/1/27		1,150	1,315
Kentucky Property & Building Commission Revenue	5.000%	11/1/27		1,650	1,868
Kentucky Property & Building Commission Revenue	5.000%	5/1/28		500	568
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/21		470	482
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/22		320	332
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/23		600	626
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	1/1/24		1,760	1,838
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/24		5,875	6,223
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		500	526
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/25		825	874
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/26		1,085	1,149
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		120,185	126,084
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		97,790	101,606
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		7,855	8,323
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		24,000	25,450
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26		56,045	58,796
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22		5,125	5,459
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		2,500	2,744
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25		2,600	2,903
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue (Louisville Gas & Electric Co. Project) PUT	1.850%	4/1/21		8,000	8,029
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/20		1,715	1,744
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	3.000%	10/1/21		1,405	1,443
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/22		1,855	1,987
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group) PUT	5.000%	10/1/23		20,500	22,381
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group) PUT	5.000%	10/1/26		23,765	27,218
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/20	(ETM)	1,000	1,024
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/26		7,330	7,771
Northern Kentucky University General Receipts Revenue	5.000%	9/1/25	(4)	1,175	1,374
Northern Kentucky University General Receipts Revenue	5.000%	9/1/26	(4)	1,235	1,477
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/21		2,170	2,209
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/21		940	963
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/22		1,955	2,041
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/22		1,440	1,527
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23		2,635	2,816
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/23		970	1,037
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/24		3,975	4,331
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/24		985	1,108
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25		2,875	3,184
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/25		2,000	2,215
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/26		4,460	4,968
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/26		1,710	2,012
Owensboro KY Electric Light & Power System Revenue	4.000%	1/1/27		1,975	2,219
Owensboro KY Electric Light & Power System Revenue	5.000%	1/1/27		5,000	6,006
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26	(4)	1,100	1,323
					612,225
Louisiana (1.4%)
Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/23	(15)	370	415
Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/24	(15)	110	127
Calcasieu Parish LA School District No. 23 GO	5.000%	9/1/25	(15)	790	934
Calcasieu Parish LA School District No. 23 GO	3.000%	9/1/26	(15)	675	730
East Baton Rouge Parish LA Capital Improvements District Revenue	5.000%	8/1/25		1,000	1,179
East Baton Rouge Parish LA Capital Improvements District Revenue	5.000%	8/1/26		1,450	1,750
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/25		845	990
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/25		1,250	1,465
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/26		1,000	1,200
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/26		3,015	3,619
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/27		1,100	1,350
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/27		2,190	2,687
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/24	(4)	500	579
Greater New Orleans Expressway Commission Revenue	5.000%	11/1/25	(4)	570	678
Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	3.000%	9/1/23	(15)	250	263
Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/25	(15)	500	585
Greater Ouachita LA Water Co. Inc. Waterworks & Sewer System Revenue	5.000%	9/1/26	(15)	400	478

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lafayette LA Communications System Revenue	5.000%	11/1/20	(4)	1,000	1,021
Lafayette LA Communications System Revenue	5.000%	11/1/21	(4)	1,010	1,071
Lafayette LA Communications System Revenue	5.000%	11/1/22	(4)	4,010	4,396
Lafayette LA Utilities Revenue	5.000%	11/1/23	(4)	300	339
Lafayette LA Utilities Revenue	5.000%	11/1/24	(4)	540	628
Lafayette LA Utilities Revenue	5.000%	11/1/25	(4)	500	596
Lafayette LA Utilities Revenue	5.000%	11/1/26		7,210	7,901
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21	(4)	5,000	5,212
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	4,150	4,486
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23		1,645	1,830
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24		4,195	4,524
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24		2,430	2,786
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25		18,420	19,859
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25		1,665	1,963
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		12,000	12,930
Louisiana GO	5.000%	5/1/22		10,320	11,094
Louisiana GO	5.000%	5/1/22		2,800	3,010
Louisiana GO	5.000%	9/1/22		4,000	4,347
Louisiana GO	5.000%	7/15/23		23,000	24,981
Louisiana GO	5.000%	10/1/23		11,640	13,050
Louisiana GO	5.000%	7/15/24		3,050	3,313
Louisiana GO	5.000%	9/1/24		2,550	2,952
Louisiana GO	5.000%	10/1/24		12,240	14,106
Louisiana GO	5.000%	9/1/25		2,500	2,974
Louisiana GO	5.000%	10/1/25		12,865	15,187
Louisiana GO	5.000%	9/1/26		3,550	4,253
Louisiana GO	5.000%	10/1/26		6,750	8,102
Louisiana Grant Anticipation Revenue	5.000%	9/1/21		2,500	2,629
Louisiana Highway Improvement Revenue	5.000%	6/15/20		1,420	1,427
Louisiana Highway Improvement Revenue	5.000%	6/15/21		1,185	1,237
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21		225	237
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/21	(15)	1,930	2,037
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/22	(15)	2,435	2,638
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23		350	386
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23	(15)	5,000	5,572
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/23	(15)	2,265	2,524
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24		660	746
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24	(15)	4,365	4,994
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/24	(15)	2,370	2,712
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/25	(15)	4,300	5,040
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/26		1,055	1,240
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/27		1,000	1,196
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	3.000%	10/1/22		1,000	1,024
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/23		1,000	1,097
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/24		1,410	1,581
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	4.000%	10/1/25		2,075	2,258
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.000%	10/1/22		2,500	2,493
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		3,000	2,956
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		2,625	2,584
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		1,875	1,847
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25		25,000	28,824
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/20		3,275	3,318
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/20		1,800	1,824
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/21		1,700	1,787
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/21		3,655	3,841

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/22		1,960	2,100
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/23		2,480	2,724
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/23		3,200	3,515
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/24		3,445	3,873
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/25		3,995	4,587
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/25		6,600	7,579
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/26		6,330	7,385
Louisiana Public Facilities Authority Hospital Revenue (Willis-Knighton Medical Center Project)	5.000%	9/1/27		5,000	5,936
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/21		360	376
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/22		290	309
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/23		395	432
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/24		1,135	1,271
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/25		2,540	2,907
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/26		2,670	3,106
Louisiana Public Facilities Authority Revenue (Hurricane Recovery Program)	5.000%	6/1/25		5,000	5,710
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20		330	330
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21		450	467
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22		350	371
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23		660	718
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24		635	706
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25		720	814
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20		1,100	1,107
New Orleans LA Aviation Board Revenue	5.000%	1/1/22		135	143
New Orleans LA Aviation Board Revenue	5.000%	1/1/23		150	163
New Orleans LA Aviation Board Revenue	5.000%	1/1/24		200	222
New Orleans LA Aviation Board Revenue	5.000%	10/1/24	(4)	100	115
New Orleans LA Aviation Board Revenue	5.000%	1/1/25		100	114
New Orleans LA Aviation Board Revenue	5.000%	10/1/25	(4)	350	411
New Orleans LA GO	5.000%	12/1/20		1,450	1,485
New Orleans LA GO	5.000%	12/1/21		1,260	1,339
New Orleans LA GO	5.000%	12/1/22		700	769
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.000%	4/1/23		8,825	7,906
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.100%	7/1/24		11,200	9,839
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.200%	7/1/26		16,930	14,060
Shreveport LA Water & Sewer Revenue	5.000%	12/1/23	(15)	1,500	1,693
Shreveport LA Water & Sewer Revenue	5.000%	12/1/24	(15)	2,825	3,271
Shreveport LA Water & Sewer Revenue	4.000%	12/1/25	(4)	835	944
Shreveport LA Water & Sewer Revenue	5.000%	12/1/25	(15)	2,000	2,368
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		14,650	14,941
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22		1,000	1,043
					403,138
Maine (0.1%)
Maine GO	5.000%	6/1/22		10,205	11,053
Maine Governmental Facilities Authority Revenue	4.000%	10/1/24		690	771
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21		3,930	4,114
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22		1,425	1,520
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23		3,275	3,583
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24		1,055	1,168
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/24		2,740	3,069
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/24		500	552
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/25		595	637
Maine Housing Authority Mortgage Revenue	3.500%	11/15/47		2,800	2,916
Maine Housing Authority Mortgage Revenue	4.000%	11/15/47		3,610	3,810
Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/23		825	927
Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/24		860	995
Maine Municipal Bond Bank Revenue GANS	5.000%	9/1/25		1,590	1,889
					37,004
Maryland (2.8%)
Anne Arundel County MD GO	5.000%	10/1/22		3,110	3,404
Anne Arundel County MD GO	5.000%	10/1/22		1,455	1,593
Anne Arundel County MD GO	5.000%	10/1/22		2,520	2,758
Anne Arundel County MD GO	5.000%	10/1/23		3,110	3,516
Anne Arundel County MD GO	5.000%	10/1/23		2,485	2,809
Anne Arundel County MD GO	5.000%	10/1/23		3,880	4,386
Anne Arundel County MD GO	5.000%	4/1/28		1,395	1,633
Baltimore County MD GO	5.000%	10/15/21		10,400	11,021
Baltimore County MD GO	5.000%	8/1/25		3,000	3,252
Baltimore MD Project Revenue	4.000%	7/1/21		350	363
Baltimore MD Project Revenue	4.000%	7/1/21		300	311
Baltimore MD Project Revenue	5.000%	7/1/21		750	785
Baltimore MD Project Revenue	5.000%	7/1/21		520	545

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Baltimore MD Project Revenue	4.000%	7/1/22		400	424
	Baltimore MD Project Revenue	5.000%	7/1/22		550	594
	Baltimore MD Project Revenue	5.000%	7/1/22		500	541
	Baltimore MD Project Revenue	5.000%	7/1/22		375	406
	Baltimore MD Project Revenue	4.000%	7/1/23		520	564
	Baltimore MD Project Revenue	5.000%	7/1/23		550	612
	Baltimore MD Project Revenue	5.000%	7/1/23		525	586
	Baltimore MD Project Revenue	5.000%	7/1/23		325	363
	Baltimore MD Project Revenue	5.000%	7/1/24		750	862
	Baltimore MD Project Revenue	5.000%	7/1/24		615	706
	Baltimore MD Project Revenue	5.000%	7/1/25		650	766
	Baltimore MD Project Revenue	5.000%	7/1/25		550	648
	Baltimore MD Project Revenue	5.000%	7/1/26		1,000	1,208
	Baltimore MD Project Revenue	5.000%	7/1/26		500	604
[3]	Baltimore MD Project Revenue TOB VRDO	0.370%	5/1/20		8,185	8,185
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22		180	175
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24		100	95
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24		165	157
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26		135	125
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27		175	160
	Charles County MD GO	5.000%	10/1/23		3,400	3,850
	Charles County MD GO	5.000%	10/1/24		3,575	4,173
	Frederick County MD Tax Increase & Special Tax Allocation (Oakdale-Lake Linganore Project)	2.625%	7/1/24		340	322
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/25		1,500	1,542
	Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	4.500%	1/1/26		2,000	2,058
	Howard County MD GO	5.000%	8/15/21		5,250	5,529
	Howard County MD GO	5.000%	8/15/23		4,185	4,719
	Howard County MD GO	5.000%	8/15/23		1,390	1,567
	Howard County MD GO	5.000%	8/15/24		4,400	5,117
	Howard County MD GO	5.000%	8/15/24		1,000	1,163
	Maryland Community Development Administration (Department of Housing & Community Development) Revenue	3.500%	3/1/50		10,000	10,444
	Maryland Department of Transportation Revenue	5.000%	12/1/20		15,495	15,875
	Maryland Department of Transportation Revenue	5.000%	12/15/21		7,930	8,454
	Maryland Department of Transportation Revenue	5.000%	2/15/22		38,965	41,766
	Maryland Department of Transportation Revenue	5.000%	2/1/24		10,180	11,202
	Maryland Department of Transportation Revenue	4.000%	12/15/24		17,620	19,351
	Maryland Department of Transportation Revenue	4.000%	9/1/25		2,125	2,424
	Maryland Department of Transportation Revenue	5.000%	10/1/25		25,005	29,877
	Maryland Department of Transportation Revenue	4.000%	12/15/25		4,550	4,987
	Maryland Department of Transportation Revenue	5.000%	10/1/27		3,375	4,124
	Maryland Department of Transportation Revenue	4.000%	2/1/28		21,560	23,009
	Maryland Department of Transportation Revenue	4.000%	5/1/28		10,465	11,771
	Maryland Department of Transportation Revenue	4.000%	2/1/29		7,750	8,250
	Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		8,900	8,905
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	4.000%	6/1/20		1,485	1,488
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/21		1,640	1,706
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/23		1,480	1,524
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/24		1,500	1,553
	Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/25		1,500	1,561
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/20	(4)	620	621
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/21	(4)	700	722
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/22	(4)	1,200	1,268
	Maryland Economic Development Corp. Student Housing Revenue (University of Maryland College Park)	4.000%	6/1/23	(4)	1,350	1,459
	Maryland GO	5.000%	3/1/21	(Prere.)	3,745	3,879
	Maryland GO	4.000%	8/1/21		6,450	6,702
	Maryland GO	5.000%	8/1/21		30,450	32,015
	Maryland GO	5.000%	8/1/21		32,110	33,760
	Maryland GO	5.000%	3/1/23	(Prere.)	23,060	25,760
	Maryland GO	5.000%	8/1/23		35,175	39,639
	Maryland GO	5.000%	3/15/24		18,320	21,054
	Maryland GO	5.000%	8/1/24		10,025	11,654
	Maryland GO	4.000%	3/1/25		34,080	34,966
	Maryland GO	5.000%	3/15/25		1,625	1,922
	Maryland GO	5.000%	3/15/25		32,130	38,002
	Maryland GO	2.750%	8/1/25		590	614
	Maryland GO	4.000%	8/1/25		16,630	19,015

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Maryland GO	4.000%	8/1/25		22,770	23,588
	Maryland GO	5.000%	8/1/25		2,600	3,108
	Maryland GO	5.000%	6/1/26		1,150	1,323
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.250%	1/1/24		1,455	1,585
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20		1,000	1,007
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/22		680	703
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	2.875%	7/1/23		875	862
	Maryland Health & Higher Educational Facilities Authority Revenue (Broadmead Inc.)	5.000%	7/1/25		735	790
[3]	Maryland Health & Higher Educational Facilities Authority Revenue (Intergrace Obligated Group) TOB VRDO	0.420%	5/7/20	LOC	7,500	7,500
[3]	Maryland Health & Higher Educational Facilities Authority Revenue (Intergrace Obligated Group) TOB VRDO	0.420%	5/7/20	LOC	10,600	10,600
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20		2,170	2,196
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21		1,785	1,878
	Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22		4,600	4,911
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20		1,055	1,058
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21		650	673
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22		500	532
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23		1,220	1,330
	Maryland Health & Higher Educational Facilities Authority Revenue (Peninsula Regional Medical Center)	5.000%	7/1/21		2,220	2,319
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/21		1,015	1,051
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/22		2,580	2,746
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/21		225	232
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/22		350	371
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/23		350	381
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/24		350	389
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/25		460	522
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/26		1,935	2,228
	Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/27		2,030	2,374
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/20	(ETM)	3,150	3,171
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/21	(ETM)	7,045	7,390
	Maryland Health & Higher Educational Facilities Authority Revenue (Western Maryland Health System)	5.000%	7/1/22	(ETM)	5,000	5,438
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/21		5,790	6,066
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/22		6,365	6,894
	Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/23		6,595	7,375
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22		12,350	13,267
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25		1,035	1,183
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	3.000%	3/1/27		3,000	3,145
	Montgomery County MD GO	5.000%	11/1/21		22,680	24,083
	Montgomery County MD GO	5.000%	12/1/21		10,000	10,653
	Montgomery County MD GO	5.000%	12/1/22		8,650	9,532
	Montgomery County MD GO	5.000%	11/1/24		5,275	6,173
	Montgomery County MD GO	5.000%	10/1/25		3,765	4,516
	Montgomery County MD GO	4.000%	11/1/25		6,195	7,119
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/21		2,800	2,938
	Prince George MD Consolidated Public Improvement GO	5.000%	3/1/22		2,210	2,374
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/22		6,075	6,609
	Prince George MD Consolidated Public Improvement GO	5.000%	7/15/23		13,090	14,721
	Prince Georges County MD (Regional Medical Center) COPS	5.000%	10/1/24		1,140	1,315
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/23		650	661
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/24		1,145	1,166
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25		1,040	956
	Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/25		1,875	1,904
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/24		1,000	1,156
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21		1,840	1,940
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22		1,950	2,058
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23		2,060	2,205
						797,785
Massachusetts (2.5%)
	Beth Israel Lahey Health (MA)	5.000%	7/1/23		2,605	2,841
	Lowell MA Collegiate Charter School GO	4.000%	6/15/24		320	311
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/27/20		29,190	29,190
	Massachusetts College Building Authority Revenue	5.000%	5/1/21		5,495	5,720

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22	8,535	9,108
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,735	8,526
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/24	3,500	3,981
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25	7,055	8,254
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/25	2,205	2,580
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	1,020	1,254
Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	37,450	41,083
Massachusetts Development Finance Agency Revenue	5.000%	7/1/21	525	544
Massachusetts Development Finance Agency Revenue	5.000%	7/1/23	765	834
Massachusetts Development Finance Agency Revenue	5.000%	7/1/24	700	781
Massachusetts Development Finance Agency Revenue	5.000%	7/1/25	1,400	1,586
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/27	6,360	7,901
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	750	775
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	1,425	1,473
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	902
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23	2,395	2,557
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,717
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26	1,055	1,213
Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24	8,600	9,557
Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24	1,000	1,115
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	1,260	1,266
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,023
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,035	5,199
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	500	516
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	5,891
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,761
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,485	3,709
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	500	545
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,543
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/24	1,350	1,506
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25	1,570	1,769
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/25	780	879
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/26	5,735	6,617
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	3,205	3,284
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	3,285	3,482
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,725	1,829
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	3,335	3,540
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	1,200	1,274
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	3,655	3,953
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24	1,625	1,758
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25	1,010	1,108
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/22	750	782
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/24	1,000	1,115
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/25	2,320	2,614
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/26	2,000	2,308
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/20	700	703
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/21	750	771
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/23	800	857
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/24	1,420	1,548
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/25	1,195	1,323
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	4.000%	11/15/23	1,090	1,039
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	4.250%	1/1/21	1,015	1,016
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	4.500%	1/1/22	1,040	1,044
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	4.700%	1/1/23	1,080	1,091
Massachusetts Development Finance Agency Revenue (Lyman Terrace Phase II LLC) PUT	1.390%	2/1/22	2,475	2,479
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/20	1,275	1,268
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.000%	10/1/21	1,315	1,290
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/22	1,005	982
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	3.500%	10/1/23	2,800	2,705
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/24	1,150	1,122
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/25	500	484
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	805
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	3,500	3,658
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/22	1,565	1,679
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/23	2,800	3,090
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/26	10,000	11,821
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/27	9,400	11,337

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/25/24		5,000	5,659
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		4,000	4,642
[1]	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.640%	1/27/22		5,000	4,954
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20		1,105	1,109
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21		1,095	1,110
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22		1,165	1,190
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/21	(10)	200	211
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21		1,025	1,062
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22		695	740
	Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/20		380	381
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21		550	567
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		550	572
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22		435	453
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23		450	474
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23		1,500	1,581
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24		350	373
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24		1,000	1,065
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/25		525	564
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/26		550	595
	Massachusetts Development Finance Agency Revenue (UMass Dartmouth Student Housing Project)	5.000%	10/1/26		1,865	1,867
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/26		845	974
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		1,440	1,491
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		3,200	3,314
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22		750	798
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/24		500	558
	Massachusetts Development Finance Agency Revenue (Wellforce Obligated Group)	5.000%	7/1/26		1,940	2,237
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/20		300	304
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/21		250	262
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/22		400	425
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/23		1,035	1,119
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/25		1,145	1,276
	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.450%	7/1/21		5,910	5,896
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		1,000	1,001
	Massachusetts GO	5.000%	6/1/20	(Prere.)	10,000	10,033
	Massachusetts GO	5.000%	8/1/21	(Prere.)	4,500	4,742
	Massachusetts GO	5.000%	7/1/22	(Prere.)	14,955	16,333
	Massachusetts GO	5.000%	7/1/22		3,255	3,532
	Massachusetts GO	5.000%	7/1/22	(Prere.)	7,020	7,667
	Massachusetts GO	5.000%	11/1/22	(Prere.)	3,500	3,872
	Massachusetts GO	5.000%	11/1/22	(Prere.)	10,000	11,063
	Massachusetts GO	5.000%	5/1/23		8,000	8,917
	Massachusetts GO	5.000%	10/1/23		4,430	5,003
	Massachusetts GO	5.000%	5/1/24		20,000	22,974
	Massachusetts GO	5.000%	7/1/24		1,735	2,003
	Massachusetts GO	3.000%	12/1/24		37,230	40,100
	Massachusetts GO	5.000%	5/1/25		10,000	11,817
	Massachusetts GO	3.000%	12/1/25		8,150	8,883
	Massachusetts GO	5.000%	11/1/26		3,005	3,690
	Massachusetts GO	3.000%	12/1/26		25,945	28,583
	Massachusetts GO	4.000%	2/1/29		7,500	8,218
[1]	Massachusetts GO PUT	1.050%	7/1/20		24,935	24,935
[1]	Massachusetts GO PUT	1.700%	8/1/22		32,275	32,760
	Massachusetts Health & Educational Facilities Authority Revenue (Milford Regional Medical Center)	5.000%	7/15/22		315	315
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		960	965
	Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		1,415	1,422
	Massachusetts Health & Educational Facilities Authority Revenue (University of Massachusetts Boston) PUT	1.850%	4/1/22		3,700	3,751
	Massachusetts Housing Finance Agency Revenue	1.850%	6/1/20		790	790
	Massachusetts Housing Finance Agency Revenue	2.050%	12/1/21		8,875	8,878
	Massachusetts Housing Finance Agency Revenue PUT	1.450%	12/1/22		825	824
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		4,240	4,398
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44		2,395	2,502
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		2,130	2,213
	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20		2,000	2,000
[1]	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, 70% of 1M USD LIBOR + 0.380%	1.069%	9/1/21		3,750	3,724

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Massachusetts Housing Finance Agency Single Family Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.550%	12/1/21		2,000	1,986
	Massachusetts Housing Finance Agency Single Family Housing Revenue VRDO	0.260%	5/7/20		800	800
	Massachusetts Port Authority Revenue	5.000%	7/1/26		1,500	1,616
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	1,115	1,221
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	1,150	1,259
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		5,405	5,868
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		15,280	16,577
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/23	(14)	12,515	13,699
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/24	(14)	28,990	32,655
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21		5,000	5,219
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21		4,630	4,867
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21		4,120	4,331
	Taunton MA BAN	2.500%	5/21/20		1,220	1,221
	University of Massachusetts Building Authority Revenue	5.000%	11/1/20		1,250	1,276
	University of Massachusetts Building Authority Revenue	5.000%	5/1/26		2,650	3,202
[1]	University of Massachusetts Building Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/27/20		9,075	9,075
	Waltham MA GO	5.000%	5/1/22		1,295	1,391
	Waltham MA GO	5.000%	5/1/23		1,315	1,457
	Waltham MA GO	5.000%	5/1/24		1,325	1,511
	Waltham MA GO	5.000%	5/1/25		1,245	1,458
	Waltham MA GO	5.000%	5/1/26		1,260	1,512
	Waltham MA GO	5.000%	5/1/27		1,030	1,265
						713,383
Michigan (2.6%)
	Byron Center MI Public School District GO	5.000%	5/1/23		100	111
	Byron Center MI Public School District GO	5.000%	5/1/24		120	137
	Byron Center MI Public School District GO	5.000%	5/1/25		100	117
	Byron Center MI Public School District GO	5.000%	5/1/26		110	132
	Byron Center MI Public School District GO	5.000%	5/1/27		200	245
	Chippewa Valley MI Schools GO	5.000%	5/1/22		450	484
	Chippewa Valley MI Schools GO	5.000%	5/1/23		3,095	3,451
	Chippewa Valley MI Schools GO	5.000%	5/1/23		575	641
	Coopersville MI Area Public Schools GO	5.000%	5/1/20		1,575	1,575
	Coopersville MI Area Public Schools GO	5.000%	5/1/21		2,325	2,413
	Coopersville MI Area Public Schools GO	5.000%	5/1/22		1,925	2,068
	Detroit MI City School District GO	5.000%	5/1/23		2,115	2,261
	Detroit MI City School District GO	5.000%	5/1/25		11,440	12,214
	Detroit MI City School District GO	5.000%	5/1/26		8,155	8,693
	Detroit MI Disposal System Revenue (Great Lakes Water Authority)	5.500%	7/1/22	(14)	1,500	1,630
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/21	(4)	395	412
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/23	(4)	450	499
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	(4)	2,000	2,274
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	(4)	1,200	1,356
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	(4)	525	593
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/26	(4)	1,000	1,129
	Detroit MI GO	5.000%	4/1/21		500	504
	Detroit MI Water Supply System Revenue	5.000%	7/1/20		1,755	1,766
	Detroit MI Water Supply System Revenue	5.250%	7/1/27		5,000	5,249
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/24	(4)	675	763
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/25	(4)	700	810
	East Lansing MI School District GO	5.000%	5/1/20		600	600
	East Lansing MI School District GO	5.000%	5/1/22		2,110	2,274
	East Lansing MI School District GO	4.000%	5/1/23		390	421
	East Lansing MI School District GO	4.000%	5/1/24		900	990
	East Lansing MI School District GO	4.000%	5/1/26		530	604
	Eastern Michigan University Revenue	5.000%	3/1/24	(15)	1,835	2,016
	Eastern Michigan University Revenue	5.000%	3/1/25	(15)	1,610	1,799
	Forest Hills MI Public Schools GO	5.000%	5/1/22		4,645	5,006
	Forest Hills MI Public Schools GO	5.000%	5/1/23		4,405	4,913
	Fremont MI Public School District GO	5.000%	5/1/23		430	478
	Fremont MI Public School District GO	5.000%	5/1/24		470	539
	Fremont MI Public School District GO	5.000%	5/1/25		730	860
	Grand Rapids MI Public Schools GO	5.000%	5/1/24	(4)	1,700	1,947
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/24		1,000	1,145
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		1,665	1,948
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		2,500	2,925
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22		1,890	2,048
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23		4,845	5,408
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23		4,365	4,872

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/24		3,000	3,435
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25		3,500	4,095
Holt MI Public Schools GO	5.000%	5/1/22		275	295
Holt MI Public Schools GO	5.000%	5/1/23		460	512
Holt MI Public Schools GO	5.000%	5/1/24		425	487
Holt MI Public Schools GO	5.000%	5/1/25		710	835
Holt MI Public Schools GO	5.000%	5/1/26		900	1,082
Hudsonville MI Public Schools GO	5.000%	5/1/22		260	279
Hudsonville MI Public Schools GO	5.000%	5/1/23		300	335
Hudsonville MI Public Schools GO	5.000%	5/1/25		340	402
Hudsonville MI Public Schools GO	5.000%	5/1/27		1,000	1,240
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21		500	520
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22		565	599
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23		635	690
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24		550	612
Kalamazoo MI Public Schools GO	4.000%	5/1/26		655	752
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		700	763
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		250	281
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/24		500	574
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24		3,120	3,076
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20		1,670	1,670
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21		250	259
Lake Orion MI Community School District GO	5.000%	5/1/24		525	603
Lake Orion MI Community School District GO	5.000%	5/1/25		1,405	1,657
Lake Orion MI Community School District GO	5.000%	5/1/26		1,000	1,210
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/22		340	369
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/23		340	382
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/24		375	435
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/25		375	447
Lansing MI School District GO	4.000%	5/1/20		365	365
Lansing MI School District GO	4.000%	5/1/21		375	385
Lansing MI School District GO	4.000%	5/1/22		340	358
Lansing MI School District GO	5.000%	5/1/23		435	485
Lansing MI School District GO	5.000%	5/1/24		350	401
Lansing MI School District GO	5.000%	5/1/25		435	513
Lansing MI School District GO	5.000%	5/1/26		425	513
Lincoln MI Consolidated School District GO	5.000%	5/1/21	(4)	1,000	1,037
Lincoln MI Consolidated School District GO	5.000%	5/1/23	(4)	1,705	1,898
Livonia MI Public Schools School District GO	5.000%	5/1/20	(15)	3,365	3,365
Livonia MI Public Schools School District GO	5.000%	5/1/21	(15)	2,000	2,075
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24		1,510	1,735
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25		1,065	1,257
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26		1,340	1,619
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21		710	744
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22		2,335	2,520
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23		1,300	1,445
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/24		530	605
Michigan Building Authority Revenue	5.000%	10/15/20		2,250	2,293
Michigan Building Authority Revenue	5.000%	4/15/23		1,545	1,719
Michigan Building Authority Revenue	5.000%	10/15/23		685	774
Michigan Building Authority Revenue	5.000%	4/15/24		1,325	1,520
Michigan Building Authority Revenue	5.000%	4/15/25		2,000	2,358
Michigan Building Authority Revenue	5.000%	4/15/26		4,000	4,802
Michigan Finance Authority Revenue	5.000%	4/1/21		8,370	8,658
Michigan Finance Authority Revenue	5.000%	4/15/21		6,280	6,523
Michigan Finance Authority Revenue	5.000%	10/1/21		1,275	1,296
Michigan Finance Authority Revenue	5.000%	12/1/21	(Prere.)	1,020	1,089
Michigan Finance Authority Revenue	5.000%	4/1/22		12,685	13,567
Michigan Finance Authority Revenue	5.000%	10/1/22		525	555
Michigan Finance Authority Revenue	5.000%	11/1/22		675	740
Michigan Finance Authority Revenue	5.000%	4/1/23		9,000	9,918
Michigan Finance Authority Revenue	5.000%	10/1/23		1,290	1,413
Michigan Finance Authority Revenue	5.000%	11/1/23		695	783
Michigan Finance Authority Revenue	5.000%	11/1/24		820	951
Michigan Finance Authority Revenue	5.000%	11/1/25		1,030	1,223
Michigan Finance Authority Revenue	5.000%	11/15/26		4,670	5,260
Michigan Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/15/24		17,700	19,448
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20		1,250	1,259
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21		3,580	3,753
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22		2,500	2,673
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28		4,265	4,700

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/22		590	614
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/24		1,260	1,353
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/25		1,365	1,479
	Michigan Finance Authority Revenue (Bronson Healthcare Group)	4.000%	5/15/26		1,870	2,048
	Michigan Finance Authority Revenue (Bronson Healthcare Group) PUT	3.500%	11/15/22		3,500	3,660
	Michigan Finance Authority Revenue (Bronson Healthcare Group) PUT	3.750%	5/15/26		17,715	19,510
	Michigan Finance Authority Revenue (Detroit School District)	5.000%	5/1/25		1,315	1,534
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	8,020	8,075
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	8,500	8,558
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	2,310	2,325
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(14)	3,000	3,019
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	16,260	17,011
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	10,000	10,462
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(14)	3,000	3,135
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21		1,000	1,046
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22		1,500	1,623
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	2,000	2,163
	Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/21	(14)	2,500	2,612
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21		1,875	1,985
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22		2,170	2,331
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23		3,205	3,526
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20		600	601
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21		600	625
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22		945	1,005
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/25		510	579
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/26		600	693
[1]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.400%	0.674%	10/15/21		14,895	14,639
[1]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.750%	1.024%	10/15/20		10,250	10,189
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20		600	601
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21		1,105	1,151
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22		1,000	1,064
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20		2,500	2,541
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21		1,600	1,696
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22		2,920	3,137
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25		1,250	1,411
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20		9,305	9,508
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		1,850	1,955
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		5,000	5,285
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		5,780	6,277
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		2,115	2,360
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		6,120	6,829
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		2,810	3,215
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		4,250	4,970
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.500%	12/1/28		1,450	1,694
	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		18,000	20,703
[1]	Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT, 67% of 1M USD LIBOR + 0.540%	0.810%	12/1/20		10,000	9,953
[1]	Michigan Finance Authority Revenue (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.480%	0.700%	2/1/22		2,500	2,455
	Michigan GAN	5.000%	3/15/21		4,045	4,176
	Michigan GAN	5.000%	3/15/23		2,190	2,412
	Michigan GAN	5.000%	3/15/25		22,170	25,799
	Michigan GAN	5.000%	3/15/26		5,875	7,003
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/1/25		4,315	5,042
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/1/26		4,000	4,761
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/1/27		3,375	4,096
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.375%	5/1/20		1,210	1,210
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20		2,085	2,085
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21		11,435	11,481
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23		16,610	16,955
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	6/1/23		11,755	12,642
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	4.000%	7/1/24		7,500	8,223
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21		1,000	1,057
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22		1,000	1,086
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23		2,270	2,533
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		1,775	2,031
	Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		1,540	1,801
	Michigan Housing Development Authority Revenue	1.500%	10/1/22		1,150	1,150
	Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46		7,150	7,509

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Housing Development Authority Single Family Mortgage Revenue	3.500%	6/1/48		9,810	10,241
	Michigan Housing Development Authority Single Family Mortgage Revenue	4.250%	12/1/49		19,725	21,221
	Michigan State University Revenue	5.000%	2/15/21		2,000	2,063
	Michigan State University Revenue	4.000%	2/15/24		1,030	1,136
	Michigan State University Revenue	5.000%	2/15/24		330	376
	Michigan State University Revenue	5.000%	8/15/24		445	514
	Michigan State University Revenue	5.000%	2/15/25		1,000	1,170
	Michigan State University Revenue	5.000%	2/15/25		430	503
	Michigan State University Revenue	5.000%	8/15/25		500	593
	Michigan State University Revenue	5.000%	2/15/26		3,000	3,582
	Michigan State University Revenue	5.000%	2/15/26		450	537
	Michigan State University Revenue	5.000%	8/15/26		500	604
	Michigan State University Revenue	5.000%	8/15/27		200	246
	Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/22		1,460	1,539
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		14,990	14,953
	Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21		2,000	1,995
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21		615	635
	Michigan Trunk Line Revenue	5.000%	11/15/22		1,435	1,570
	Michigan Trunk Line Revenue	5.000%	11/15/23		750	844
	Michigan Trunk Line Revenue	5.000%	11/15/24		1,000	1,157
	Michigan Trunk Line Revenue	5.000%	11/15/25		150	178
	Michigan Trunk Line Revenue	5.000%	11/15/26		200	243
	Milan MI Area Schools GO	5.000%	5/1/22		500	537
	Milan MI Area Schools GO	5.000%	5/1/23		585	647
	Milan MI Area Schools GO	5.000%	5/1/25		1,575	1,840
	Milan MI Area Schools GO	5.000%	5/1/26		2,010	2,405
	Northern Michigan University Revenue	5.000%	12/1/23		645	699
	Northern Michigan University Revenue	5.000%	12/1/24		775	849
	Northern Michigan University Revenue	5.000%	12/1/25		1,415	1,573
	Northville MI Public Schools GO	4.000%	5/1/22		240	254
	Northville MI Public Schools GO	4.000%	5/1/23		350	380
	Northville MI Public Schools GO	5.000%	5/1/24		300	344
	Northville MI Public Schools GO	5.000%	5/1/25		350	413
	Northville MI Public Schools GO	5.000%	5/1/26		400	483
	Oakland University MI Revenue	5.000%	3/1/21		1,000	1,033
	Oakland University MI Revenue	5.000%	3/1/22		1,285	1,376
	Oakland University MI Revenue	5.000%	3/1/23		495	538
	Portage MI Public Schools GO	5.000%	11/1/20		750	765
	Portage MI Public Schools GO	5.000%	5/1/22		1,790	1,927
	Portage MI Public Schools GO	5.000%	11/1/22		1,470	1,599
	Rochester MI Community School District GO	5.000%	5/1/21		4,100	4,263
	Rochester MI Community School District GO	5.000%	5/1/22		1,650	1,778
	Rochester MI Community School District GO	5.000%	5/1/23		1,225	1,362
	Romeo MI Community School District GO	5.000%	5/1/23		1,000	1,111
	Royal Oak MI City School District GO	5.000%	5/1/20		1,250	1,250
	Royal Oak MI City School District GO	5.000%	5/1/21		715	743
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20		1,580	1,601
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/23		200	219
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/24		425	476
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/25		725	830
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/26		1,000	1,163
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/27		1,000	1,184
	Saline MI Area Schools GO	2.000%	5/1/21		1,100	1,109
	Saline MI Area Schools GO	5.000%	5/1/23		725	808
	Saline MI Area Schools GO	5.000%	5/1/24		1,000	1,148
	Saline MI Area Schools GO	5.000%	5/1/25		875	1,031
	University of Michigan Revenue	5.000%	4/1/21		1,065	1,105
	University of Michigan Revenue PUT	4.000%	4/1/24		10,000	10,840
[1]	University of Michigan Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	4.980%	4/1/22		10,360	10,266
	Walled Lake MI Consolidate School District GO	5.000%	5/1/22		3,135	3,368
	Warren MI Consolidated School District GO	5.000%	5/1/23	(15)	2,935	3,257
	Washtenaw County MI Intermediate School District GO	5.000%	5/1/26		3,350	4,033
	Washtenaw County MI Intermediate School District GO	5.000%	5/1/27		4,360	5,357
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		360	368
	Wayne County MI Airport Authority Revenue	5.000%	12/1/20		3,490	3,564
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		700	739
	Wayne County MI Airport Authority Revenue	5.000%	12/1/21		4,900	5,170
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		515	557
	Wayne County MI Airport Authority Revenue	5.000%	12/1/22		2,235	2,420

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		2,345	2,537
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		845	936
	Wayne County MI Airport Authority Revenue	5.000%	12/1/23		2,665	2,958
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24		500	567
	Wayne County MI Airport Authority Revenue	5.000%	12/1/24		2,550	2,897
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25		3,000	3,243
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/24		1,055	1,199
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25		750	869
	Wayne State University Michigan Revenue	5.000%	11/15/26		1,505	1,773
	Wayne Westland MI Community Schools GO	4.000%	11/1/21		785	819
	Wayne Westland MI Community Schools GO	5.000%	11/1/22		290	317
	Western Michigan University Revenue	5.000%	11/15/21		1,055	1,120
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/21		1,710	1,774
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/22		1,730	1,858
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/23		1,615	1,796
						754,413
Minnesota (1.0%)
	Deephaven MN Charter School Lease Revenue (Eagle Ridge Academy Project)	5.125%	7/1/23	(Prere.)	500	564
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/24		400	451
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/25		375	434
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/26		400	474
	Hennepin County MN Regional Railroad Authority GO	5.000%	12/1/26		1,300	1,608
	Hennepin County MN Regional Railroad Authority GO	5.000%	12/1/26		2,580	3,191
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25		1,380	1,546
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	4.000%	5/1/21		550	561
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/23		1,110	1,205
	Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/24		1,245	1,383
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/24		2,250	2,577
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/25		6,200	7,312
	Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/25		2,250	2,654
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/20		675	690
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/21		600	637
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/22		660	716
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		850	947
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/23		1,530	1,705
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/24		1,050	1,200
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/25		3,320	3,883
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System)	5.000%	11/15/26		1,900	2,263
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21		125	127
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		350	358
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21		2,820	2,881
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		1,090	1,148
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22		250	263
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		5,485	5,933
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23		305	330
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		1,000	1,108
¤	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		7,495	8,305
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		225	250
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		1,000	1,133
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26		1,245	1,437
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/27		1,235	1,450
	Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	9/1/25		6,370	6,944
	Minneapolis MN GO	5.000%	12/1/20		4,065	4,166
	Minneapolis MN GO	5.000%	12/1/21		2,485	2,648
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21		550	583
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22		200	215
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/22		1,150	1,238
	Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/24		1,640	1,851
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21		7,225	7,443
	Minneapolis MN Special School District No. 1 GO	5.000%	2/1/24		2,370	2,704
	Minnesota General Fund Revenue	5.000%	3/1/28		2,880	3,071
	Minnesota GO	5.000%	8/1/20	(Prere.)	100	101
	Minnesota GO	5.000%	8/1/20	(Prere.)	260	263

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Minnesota GO	5.000%	8/1/21	500	526
	Minnesota GO	5.000%	8/1/23	6,565	6,631
	Minnesota GO	5.000%	8/1/23	5,295	5,960
	Minnesota GO	5.000%	8/1/23	1,025	1,154
	Minnesota GO	5.000%	10/1/23	8,250	8,726
	Minnesota GO	5.000%	8/1/24	3,290	3,816
	Minnesota GO	5.000%	8/1/24	19,660	22,802
	Minnesota GO	5.000%	8/1/24	10,300	11,946
	Minnesota GO	5.000%	8/1/24	2,620	3,039
	Minnesota GO	4.000%	10/1/24	14,225	15,601
	Minnesota GO	5.000%	8/1/25	1,995	2,379
	Minnesota GO	5.000%	8/1/25	10,255	12,228
	Minnesota GO	5.000%	8/1/25	14,710	17,541
	Minnesota GO	5.000%	8/1/26	1,970	2,411
	Minnesota GO	5.000%	8/1/26	4,345	5,028
	Minnesota GO	5.000%	8/1/26	1,000	1,224
	Minnesota GO	4.000%	10/1/31	600	617
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	436
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	517
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/24	250	266
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/25	250	282
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/26	300	343
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/47	4,640	4,882
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	1/1/48	5,320	5,638
	Minnesota Housing Finance Agency Residential Housing Revenue	4.250%	7/1/49	10,405	11,204
	Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,283
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/21	2,500	2,567
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/22	587	626
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/23	1,150	1,265
	Northern Minnesota Municipal Power Agency Electric System Revenue	5.000%	1/1/24	1,590	1,801
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,354
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,243
	Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,688
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,975	3,153
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/20	470	476
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/21	520	545
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/22	365	392
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/23	785	864
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/24	800	899
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/25	675	770
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/26	1,785	2,073
	University of Minnesota Revenue	5.000%	8/1/22	1,610	1,751
	University of Minnesota Revenue	5.000%	4/1/24	1,145	1,310
	University of Minnesota Revenue	5.000%	9/1/24	1,740	2,014
	University of Minnesota Revenue	5.000%	10/1/24	1,880	2,181
	University of Minnesota Revenue	5.000%	4/1/25	1,210	1,423
	University of Minnesota Revenue	5.000%	10/1/25	2,085	2,485
	University of Minnesota Revenue	5.000%	4/1/26	1,355	1,631
	University of Minnesota Revenue	5.000%	10/1/26	3,250	3,960
	Watertown MN Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,742
					276,644
Mississippi (0.6%)
[3]	DeSoto County MS GO	5.000%	11/1/22	1,035	1,130
[3]	DeSoto County MS GO	5.000%	11/1/23	645	726
[3]	DeSoto County MS GO	5.000%	11/1/24	685	793
[3]	DeSoto County MS GO	5.000%	11/1/25	1,435	1,704
[3]	DeSoto County MS GO	5.000%	11/1/26	1,510	1,832
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,165	1,207
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,015	2,144
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,560	1,701
	Harrison County MS School District GO	4.000%	6/1/24	1,250	1,385
	Harrison County MS School District GO	4.000%	6/1/25	2,175	2,451
	Jackson MS Public School District GO	5.000%	4/1/22	1,710	1,832
	Jackson MS Public School District GO	5.000%	4/1/26	1,065	1,267

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20		37,315	37,315
	Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue (Coast Electric Power Association) VRDO	1.350%	5/1/20		1,800	1,800
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/23		2,040	2,240
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/24		4,190	4,741
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/25		5,850	6,806
	Mississippi Gaming Tax Revenue	5.000%	10/15/21		1,170	1,238
	Mississippi Gaming Tax Revenue	5.000%	10/15/22		1,620	1,727
	Mississippi Gaming Tax Revenue	5.000%	10/15/23		1,050	1,144
	Mississippi Gaming Tax Revenue	5.000%	10/15/24		1,120	1,239
	Mississippi Gaming Tax Revenue	5.000%	10/15/25		1,085	1,219
	Mississippi Gaming Tax Revenue	5.000%	10/15/25		1,500	1,685
	Mississippi GO	5.000%	11/1/23		18,500	20,306
	Mississippi GO	5.000%	11/1/25		5,000	5,480
[1]	Mississippi GO PUT, 67% of 1M USD LIBOR + 0.330%	0.990%	9/1/20		9,095	9,096
	Mississippi Home Corp. Revenue (Gateway Affordable Communities LP) PUT	2.400%	8/1/21	(Prere.)	2,500	2,551
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/24		2,480	2,775
[1]	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT,
	SIFMA Municipal Swap Index Yield + 1.300%	1.520%	8/15/20		10,375	10,366
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/21		4,340	4,516
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Memorial Health Care Obligated Group)	5.000%	9/1/23		500	547
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/22		550	583
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/24		430	474
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/26		1,515	1,733
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/24		700	770
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/25		600	672
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/26		700	797
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) PUT	5.000%	3/1/27		6,750	7,966
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/22		220	239
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23		750	841
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/23		600	672
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/24		500	577
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects) PUT	2.900%	9/1/23		6,625	6,616
	West Rankin MS Utility Authority Revenue	5.000%	1/1/23	(4)	275	302
	West Rankin MS Utility Authority Revenue	5.000%	1/1/24	(4)	400	453
	West Rankin MS Utility Authority Revenue	5.000%	1/1/25	(4)	525	611
						158,269
Missouri (0.6%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
	Tax Revenue	5.000%	10/1/21		1,100	1,163
	Boone County MO Hospital Revenue	5.000%	8/1/22		1,370	1,421
	Boone County MO Hospital Revenue	5.000%	8/1/23		2,465	2,587
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/22		350	349
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/23		750	742
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/24		2,345	2,296
	Brentwood MO COPS	4.000%	10/1/24		225	250
	Brentwood MO COPS	4.000%	10/1/25		210	238
	Brentwood MO COPS	4.000%	10/1/26		215	244
	Brentwood MO COPS	4.000%	10/1/27		270	306
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/22		600	625
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/23		1,675	1,776
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/24		1,740	1,873
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/25		1,450	1,580
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/20		2,000	2,006
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/22		785	836

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20		2,020	2,062
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		5,020	5,846
Franklin County MO COPS	3.000%	4/1/21		335	341
Franklin County MO COPS	3.000%	11/1/21		200	206
Franklin County MO COPS	3.000%	4/1/22		450	465
Franklin County MO COPS	3.000%	11/1/22		205	214
Franklin County MO COPS	3.000%	4/1/23		925	970
Franklin County MO COPS	3.000%	11/1/23		430	455
Franklin County MO COPS	3.000%	4/1/24		475	504
Franklin County MO COPS	3.000%	11/1/24		440	470
Franklin County MO COPS	4.000%	4/1/25		990	1,109
Franklin County MO COPS	4.000%	11/1/25		455	515
Franklin County MO COPS	4.000%	4/1/26		1,035	1,176
Franklin County MO COPS	4.000%	11/1/26		475	545
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22		2,400	2,540
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24		205	223
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		2,315	2,501
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22		1,500	1,598
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23		1,420	1,539
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21		1,275	1,300
Kansas City MO Special Obligation Revenue	5.000%	10/1/21		1,300	1,367
Kansas City MO Special Obligation Revenue	5.000%	10/1/21		1,305	1,373
Kansas City MO Special Obligation Revenue	5.000%	10/1/22		1,330	1,445
Kansas City MO Special Obligation Revenue	5.000%	10/1/22		1,410	1,532
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21		3,000	3,100
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22		4,955	5,297
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24		1,000	1,130
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/20		1,075	1,075
Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/22		1,725	1,722
Lees Summit MO TAN	3.500%	11/1/23		605	580
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25		1,255	1,488
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20		1,300	1,322
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Southeast Missouri State University)	5.000%	10/1/25		1,225	1,415
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/20		870	870
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/21		1,420	1,464
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22		3,410	3,663
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/24		1,000	1,124
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Lester E. Cox Obligated Group)	5.000%	11/15/24		1,075	1,209
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/25		1,500	1,703
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/23		17,600	19,007
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis University) VRDO	0.170%	5/1/20	LOC	14,845	14,845
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/26		555	645
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/26		1,285	1,285
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/21		400	402
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/22		1,440	1,453
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/23		1,200	1,215
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/24		750	761
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21		6,285	6,450
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22		4,375	4,658
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/23		1,050	1,155
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24		1,000	1,134
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	1/1/26		1,025	1,158
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20		1,325	1,329
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20		1,075	1,101
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21		1,400	1,460
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21		1,860	1,976
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22		3,255	3,516
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22		1,735	1,905
Springfield MO Public Utility Revenue	5.000%	8/1/23		3,500	3,939
Springfield MO Public Utility Revenue	3.600%	8/1/29		7,000	7,731

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Springfield MO School District No. R-12 GO	3.000%	3/1/21		1,375	1,398
	Springfield MO School District No. R-12 GO	3.000%	3/1/23		615	648
	Springfield MO School District No. R-12 GO	3.000%	3/1/24		625	669
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship Village Obligated Group)	3.000%	9/1/22		300	286
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/22	(4)	250	266
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/25		1,440	1,627
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/26		1,500	1,720
	St. Louis MO Parking Revenue	5.000%	12/15/21	(4)	1,535	1,628
	St. Louis MO Parking Revenue	5.000%	12/15/22	(4)	1,010	1,104
						162,221
Montana (0.1%)
	Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23		25,330	25,584
	Gallatin County MT High School District No. 7 GO	5.000%	6/1/23		490	548
	Gallatin County MT High School District No. 7 GO	5.000%	12/1/23		515	586
	Gallatin County MT High School District No. 7 GO	5.000%	6/1/24		530	612
	Gallatin County MT High School District No. 7 GO	5.000%	12/1/24		680	796
	Gallatin County MT High School District No. 7 GO	5.000%	6/1/25		565	670
	Gallatin County MT High School District No. 7 GO	5.000%	12/1/25		935	1,123
	Lewis & Clark County School District No. 1 GO	5.000%	7/1/23		560	626
	Lewis & Clark County School District No. 1 GO	5.000%	7/1/24		770	886
	Lewis & Clark County School District No. 1 GO	5.000%	7/1/25		375	442
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/22		200	212
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	3.000%	6/1/23		350	360
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/25		380	430
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21		1,290	1,330
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22		1,435	1,532
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23		2,075	2,249
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24		2,145	2,382
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/23		625	680
						41,048
Multiple States (0.8%)
[1,3,4]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	0.430%	5/7/20	LOC	5,500	5,500
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.950%	5/1/20		14,150	14,150
[3]	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.320%	5/7/20	LOC	35,500	35,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.950%	5/1/20		39,000	39,000
[3]	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.300%	5/7/20	LOC	139,000	139,000
						233,150
Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,085
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21		3,255	3,396
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/25		6,350	7,041
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		480	518
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25		77,560	83,872
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/20		1,400	1,426
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/22		1,000	1,073
	Douglas County NE School District No. 17 GO	4.000%	6/15/24		6,715	7,122
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/20		600	609
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23		1,030	1,142
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43		590	596
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44		2,185	2,288
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45		5,215	5,430
	Nebraska Public Power District Revenue	5.000%	7/1/20		4,600	4,632
	Nebraska Public Power District Revenue	5.000%	1/1/21		4,660	4,787
	Nebraska Public Power District Revenue	5.000%	1/1/21		2,250	2,311
	Nebraska Public Power District Revenue	5.000%	7/1/21		3,200	3,353
	Nebraska Public Power District Revenue	5.000%	1/1/22		1,285	1,372
	Nebraska Public Power District Revenue	5.000%	1/1/23		1,330	1,467
	Nebraska Public Power District Revenue	5.000%	1/1/24		1,750	1,990
	Nebraska Public Power District Revenue	5.000%	1/1/27		3,490	4,060
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/21		1,500	1,538
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/22		4,890	5,197
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/23		2,595	2,849

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/24		5,505	6,227
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/25		1,000	1,163
	Omaha NE GO	5.000%	1/15/24		750	855
	Omaha NE GO	5.000%	1/15/25		375	441
	Omaha NE GO	5.000%	1/15/26		500	603
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21		6,420	6,620
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21		1,535	1,563
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22		1,000	1,042
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23		1,700	1,802
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	(ETM)	1,335	1,400
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	(ETM)	1,400	1,526
						176,396
Nevada (1.2%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20		1,165	1,177
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/22		790	844
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/24		750	836
	Clark County NV Airport Improvement Revenue	5.000%	7/1/21		1,865	1,927
	Clark County NV Airport Improvement Revenue	5.000%	7/1/22		7,500	7,972
	Clark County NV Airport Improvement Revenue	5.000%	7/1/23		4,750	5,166
	Clark County NV Airport Improvement Revenue	5.000%	7/1/24		3,500	3,886
	Clark County NV Airport Improvement Revenue	5.000%	7/1/25		2,035	2,300
	Clark County NV Airport Improvement Revenue	5.000%	7/1/25		1,245	1,326
	Clark County NV Airport Improvement Revenue	5.000%	7/1/25		1,540	1,707
	Clark County NV Airport Improvement Revenue	5.000%	7/1/25		3,000	3,391
	Clark County NV Airport Improvement Revenue	5.000%	7/1/26		26,050	29,894
	Clark County NV Airport Improvement Revenue	5.000%	7/1/26		9,095	10,437
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22		1,715	1,854
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/24		1,040	1,185
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/25		1,155	1,343
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/26		1,125	1,330
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20		3,000	3,016
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21		3,000	3,113
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22		3,060	3,253
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22		1,000	1,063
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/26		20,560	23,594
	Clark County NV School District GO	5.000%	6/15/20		3,125	3,139
	Clark County NV School District GO	5.000%	6/15/20		520	522
	Clark County NV School District GO	5.000%	6/15/21		7,110	7,400
	Clark County NV School District GO	5.000%	6/15/21		4,515	4,699
	Clark County NV School District GO	5.000%	6/15/21	(4)	3,390	3,528
	Clark County NV School District GO	5.000%	6/15/22		5,530	5,909
	Clark County NV School District GO	5.000%	6/15/22		1,255	1,341
	Clark County NV School District GO	5.000%	6/15/22		555	593
	Clark County NV School District GO	5.000%	6/15/22	(4)	3,555	3,806
	Clark County NV School District GO	5.000%	6/15/23		7,835	8,535
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,695	4,067
	Clark County NV School District GO	5.000%	6/15/23		5,820	6,340
	Clark County NV School District GO	5.000%	6/15/23		1,760	1,908
	Clark County NV School District GO	5.000%	6/15/23	(4)	3,735	4,111
	Clark County NV School District GO	4.000%	6/15/24	(4)	3,625	3,921
	Clark County NV School District GO	5.000%	6/15/24		8,230	9,172
	Clark County NV School District GO	5.000%	6/15/24	(4)	3,880	4,381
	Clark County NV School District GO	5.000%	6/15/24		3,505	3,906
	Clark County NV School District GO	5.000%	6/15/24		2,280	2,541
	Clark County NV School District GO	5.000%	6/15/24	(4)	7,840	8,853
	Clark County NV School District GO	5.000%	6/15/25		8,640	9,785
	Clark County NV School District GO	5.000%	6/15/25	(4)	8,145	9,416
	Clark County NV School District GO	5.000%	6/15/25		1,675	1,897
	Clark County NV School District GO	5.000%	6/15/25	(4)	8,235	9,520
	Clark County NV School District GO	5.000%	6/15/25		3,890	4,405
	Clark County NV School District GO	5.000%	6/15/26		9,075	10,462
	Clark County NV School District GO	5.000%	6/15/26	(4)	8,555	10,103
	Clark County NV School District GO	5.000%	6/15/26		6,775	7,735
	Clark County NV School District GO	5.000%	6/15/26	(4)	8,545	10,092
¤	Clark County NV School District GO	5.000%	6/15/26		100	115
	Clark County NV School District GO	5.000%	6/15/27	(4)	1,220	1,470
	Clark County NV School District GO	5.000%	6/15/27		1,115	1,307
	Clark County School District GO	5.000%	6/15/21		1,120	1,166
	Humboldt County NV Pollution Control Revenue (Idaho Power Co.)	1.450%	12/1/24		6,300	6,247
[3]	Las Vegas Convention & Visitors Authority TOB VRDO	0.330%	5/7/20	LOC	5,000	5,000
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21		1,000	1,046

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22		1,570	1,620
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22		250	258
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23		1,365	1,425
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23		770	804
Las Vegas NV GO	5.000%	6/1/24		780	898
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/23		825	861
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/24		625	659
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/25		600	631
Las Vegas Valley Water District Nevada GO	5.000%	6/1/22		250	270
Las Vegas Valley Water District Nevada GO	5.000%	6/1/22		600	648
Las Vegas Valley Water District Nevada GO	5.000%	6/1/23		1,180	1,312
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		1,500	1,718
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,445	2,876
Nevada GO	5.000%	8/1/25		2,315	2,759
Nevada GO	5.000%	8/1/26		2,315	2,830
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/24		2,680	3,088
North Las Vegas NV GO	5.000%	6/1/24	(4)	2,810	3,188
North Las Vegas NV GO	5.000%	6/1/25	(4)	2,950	3,431
North Las Vegas NV GO	5.000%	6/1/26	(4)	3,095	3,682
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/21		120	120
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/22		155	154
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/23		125	123
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.500%	6/1/24		125	122
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.750%	6/1/25		150	147
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	3.750%	6/1/26		185	180
Reno NV Capital Improvement Revenue	5.000%	6/1/25	(4)	500	579
Reno NV Capital Improvement Revenue	5.000%	6/1/26	(4)	500	592
Reno NV Capital Improvement Revenue	5.000%	6/1/27	(4)	700	845
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21		500	519
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/21	(4)	320	333
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/22	(4)	335	359
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23		455	481
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/23	(4)	355	391
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/24		250	268
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/25		485	527
Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22		9,500	9,777
Washoe County NV Highway Revenue	5.000%	2/1/24		300	342
Washoe County NV Highway Revenue	5.000%	2/1/25		350	410
Washoe County NV Highway Revenue	5.000%	2/1/26		865	1,037
Washoe County NV Highway Revenue	5.000%	2/1/27		350	429
					339,745
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	(ETM)	6,820	7,275
New Hampshire Business Finance Authority Revenue PUT (The United Illuminating Co.)	2.800%	10/2/23		5,480	5,630
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21		1,250	1,315
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22		925	991
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23		1,675	1,838
New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/22		565	606
New Hampshire Health & Education Facilities Authority Revenue (Partners Healthcare System Inc.)	5.000%	7/1/23		400	441
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/22		2,070	2,169
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/23		2,355	2,506
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	5.000%	10/1/24		1,910	2,142
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/25		1,810	1,969
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/24		1,015	1,145
					28,027
New Jersey (4.8%)
Atlantic City NJ GO	5.000%	11/1/20		4,025	4,001
Atlantic City NJ GO	5.000%	12/1/20		7,260	7,210
Atlantic City NJ GO	5.000%	3/1/21	(15)	300	309
Atlantic City NJ GO	5.000%	11/1/21		3,020	2,990
Atlantic City NJ GO	5.000%	12/1/21		2,405	2,380
Atlantic City NJ GO	5.000%	3/1/23	(15)	500	547
Atlantic City NJ GO	5.000%	3/1/23	(4)	1,250	1,369
Atlantic City NJ GO	5.000%	12/1/23		370	361
Atlantic City NJ GO	5.000%	3/1/24	(15)	300	337
Atlantic City NJ GO	5.000%	3/1/24	(4)	1,300	1,463

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Atlantic City NJ GO	5.000%	3/1/25	(15)	800	923
	Atlantic City NJ GO	5.000%	3/1/25	(4)	750	865
	Atlantic City NJ GO	5.000%	3/1/26	(4)	1,115	1,316
	Atlantic County NJ GO	3.000%	10/1/22	(15)	810	847
	Bergen County NJ GO	3.000%	12/1/24		2,565	2,763
	Bergen County NJ GO	3.000%	12/1/25		3,865	4,195
	Bergen County NJ GO	3.000%	12/1/26		2,110	2,302
	Burlington County NJ Bridge Commission Revenue	3.500%	4/15/21		3,085	3,127
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/21		2,460	2,519
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/22		2,295	2,418
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/26		3,715	4,036
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27		2,000	2,164
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/28		1,055	1,137
	Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22		1,120	1,198
	Camden County NJ Improvement Authority Revenue	5.000%	1/15/25		550	645
	Camden County NJ Improvement Authority Revenue	5.000%	1/15/26		1,000	1,201
	Camden County NJ Improvement Authority Revenue	5.000%	1/15/27		500	613
	East Orange NJ GO	4.000%	9/15/26	(4)	525	602
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		1,475	1,504
	Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	(15)	1,095	1,196
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20		1,800	1,812
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21		2,800	2,927
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22		1,225	1,295
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/24	(4)	1,250	1,397
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/25	(4)	1,835	2,090
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/26	(4)	1,410	1,631
[3]	Inspira Health Obligated Group TOB VRDO	0.340%	5/7/20		6,975	6,975
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21		2,000	2,062
	New Jersey Building Authority Revenue	5.000%	6/15/23		160	164
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/22		2,885	2,966
	New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/23		535	553
	New Jersey Economic Development Authority	5.000%	6/15/20		440	441
	New Jersey Economic Development Authority Revenue	5.000%	6/15/20		1,000	1,002
	New Jersey Economic Development Authority Revenue	5.000%	6/15/20	(ETM)	60	60
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		5,405	5,488
	New Jersey Economic Development Authority Revenue	5.000%	6/15/21		2,000	2,031
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		10,000	10,213
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		65,370	66,762
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22		3,055	3,120
	New Jersey Economic Development Authority Revenue	5.000%	11/1/22		765	783
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		6,395	6,567
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		16,000	16,429
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		4,000	4,107
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23		7,750	7,958
	New Jersey Economic Development Authority Revenue	5.000%	6/15/24		4,000	4,127
	New Jersey Economic Development Authority Revenue	5.000%	6/15/24		1,630	1,682
	New Jersey Economic Development Authority Revenue	5.000%	6/15/25		2,500	2,587
	New Jersey Economic Development Authority Revenue	4.000%	11/1/25		505	501
	New Jersey Economic Development Authority Revenue	5.000%	3/1/26		1,275	1,291
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20		8,425	8,436
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/22		4,400	4,405
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/23	(15)	7,000	7,355
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.000%	7/1/24	(15)	2,705	2,680
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27	(15)	1,930	2,115
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	1,545	1,616
	New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/23		500	518
	New Jersey Economic Development Authority Revenue (Provident Group-Rowan Properties LLC)	5.000%	1/1/25		1,950	2,048
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/20		3,000	3,006
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20		2,095	2,106
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20	(2)	9,670	9,783
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	13,480	13,990
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		150	152
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		830	850
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22		1,580	1,627
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22		4,990	5,148

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23		6,545	6,752
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		10,525	10,742
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/25		340	352
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	15,000	16,540
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		1,440	1,467
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26		4,100	4,112
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26		13,785	14,220
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	15,000	16,102
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		3,460	3,518
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/24		2,945	3,038
	New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/25		8,200	8,486
	New Jersey Economic Development Authority Revenue (State Police Barracks Project)	5.000%	6/15/23		200	208
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/22		1,315	1,290
	New Jersey Economic Development Authority Revenue (United Methodist Homes Obligated Group)	4.000%	7/1/24		2,460	2,337
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/21	(4)	1,850	1,904
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/22	(4)	2,000	2,107
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/23	(4)	2,800	3,098
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/24	(4)	1,155	1,314
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	(4)	1,105	1,287
	New Jersey Economic Development Authority Revenue(United Methodist Homes of New Jersey Obligated Group)	4.000%	7/1/20		780	779
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20		405	407
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21		500	523
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22		730	773
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23		1,000	1,082
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	(15)	3,955	4,297
	New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/23		465	477
	New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/24		4,640	4,787
	New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	6/15/25		4,000	4,115
	New Jersey Educational Facilities Authority Revenue (Montclair State University)	5.000%	7/1/25		1,685	1,894
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23		3,125	3,520
	New Jersey Educational Facilities Authority Revenue (Seton Hall University)	5.000%	7/1/21		440	460
	New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/25	(15)	1,790	1,967
	New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/25		1,000	1,099
	New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/26		2,885	3,204
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		8,000	8,207
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21	(Prere.)	3,550	3,704
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/23		2,710	2,881
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/24		1,030	1,145
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/24		1,900	2,015
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/25		1,900	2,157
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/26		2,170	2,509
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/25		15,000	16,861
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) PUT	5.000%	7/1/26		11,590	13,243
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		2,120	2,217
	New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	5.000%	7/1/25		5,725	5,744
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/20		700	711
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/21		1,250	1,315
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/22		1,500	1,526
	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/24		3,380	3,453
¤	New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation Program)	5.000%	10/1/27		2,500	2,551
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/20		140	141
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/21		220	230
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/22		300	319
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/23		240	262
	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		3,000	3,346

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/24		300	335
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/25		250	283
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/26		2,400	2,769
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21		1,000	1,047
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22		1,500	1,610
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23		2,000	2,207
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20		1,000	1,002
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21		1,000	1,029
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22		1,500	1,577
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23		3,000	3,214
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	5.000%	7/1/20		4,335	4,346
New Jersey Health Care Facilities Financing Authority Revenue (St. Peter’s University Hospital Obligated Group)	5.000%	7/1/21		325	330
New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.000%	7/1/23		955	1,041
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/21	(4)	1,000	1,042
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/25	(4)	2,380	2,557
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	5.000%	7/1/26	(4)	1,800	1,928
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	4.000%	7/1/21		2,130	2,201
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/22		1,270	1,352
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/23		1,640	1,788
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/24		2,500	2,789
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/25		1,375	1,558
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/26		4,400	5,077
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/27		1,430	1,667
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/27		65	73
New Jersey Health Facilities Financing Authority Revenue (St Joseph’s Healthcare System Obligated Group)	5.000%	7/1/26		1,555	1,741
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		4,700	5,381
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		2,700	3,145
New Jersey Higher Education Assistance Authority Student Loan Revenue	2.375%	12/1/29		12,920	12,040
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.375%	11/1/21		2,425	2,427
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.350%	12/1/22		2,650	2,645
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.500%	5/1/23		3,085	3,080
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Garden Spires Urban Renewal LP) PUT	2.020%	8/1/20		5,555	5,563
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (GK Preservation LLC) PUT	2.450%	10/1/20		3,750	3,768
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Pilgrim Baptist Village I & II Project) PUT	1.500%	9/1/21		2,900	2,907
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue PUT	1.350%	6/1/22		1,625	1,624
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.500%	10/1/48		18,260	19,803
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/20		625	632
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/21		2,000	2,100
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/22		3,250	3,324
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/23		5,460	5,614
New Jersey Sports & Exposition Authority Revenue	5.250%	12/15/23	(4)	4,315	4,596
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/24		11,270	11,638
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/25		1,465	1,517
New Jersey TRANS	4.000%	9/25/20		300,000	300,006
New Jersey Transportation Corp. GAN	5.000%	9/15/20		22,550	22,860
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	4.000%	6/15/20		300	300
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		9,075	9,342
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21		5,000	5,147
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		10,050	10,503
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22		9,335	9,756
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		10,335	10,954
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23		8,250	8,744
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		6,700	7,179
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		7,910	8,556
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		7,050	7,602
New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/21	(2)	7,845	8,048
New Jersey Transportation Trust Fund Authority Revenue	5.500%	12/15/21	(2)	2,500	2,575
New Jersey Transportation Trust Fund Authority Revenue	5.250%	12/15/22	(4)	1,125	1,184
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/24		5,180	5,356
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/25		1,110	1,135
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/25		14,000	14,508
New Jersey Transportation Trust Fund Authority Revenue	4.250%	6/15/26		190	191
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/26	(13)(2)	855	731
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/27	(13)(1)	795	660

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		12,550	12,742
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21		1,295	1,315
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		2,890	2,952
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23		2,500	2,567
[1]	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT, SIFMA Municipal Swap Index Yield + 1.200%	1.420%	12/15/21		27,500	27,487
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,000	5,114
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	5,800	5,933
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		970	995
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,750	3,867
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	1,135	1,173
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	5,445	5,628
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(14)	22,000	22,876
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	4,175	4,419
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	4,000	4,206
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		775	798
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	230	240
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		215	223
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		4,515	4,668
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	1,810	1,508
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/25		8,250	8,550
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		10,000	7,945
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/26		13,250	13,756
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21		1,000	1,025
	New Jersey Turnpike Authority Revenue	5.000%	1/1/25		5,060	5,767
	New Jersey Turnpike Authority Revenue	5.500%	1/1/25	(2)	500	587
[1]	New Jersey Turnpike Authority Revenue PUT, 70% of 1M USD LIBOR + 0.460%	1.149%	1/1/21		22,065	21,977
[3]	New Jersey Turnpike Authority Revenue TOB VRDO	0.320%	5/7/20	(4)	3,250	3,250
[3]	New Jersey Turnpike Authority Revenue TOB VRDO	0.370%	5/7/20		6,665	6,665
[3]	New Jersey Turnpike Authority Revenue TOB VRDO	0.370%	5/7/20		12,000	12,000
[1]	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.340%	1.029%	1/1/21		2,500	2,488
[1]	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.169%	1/1/22		3,495	3,446
[1]	New Jersey Turnpike Authority Revenue, 70% of 1M USD LIBOR + 0.480%	1.169%	1/1/22		4,530	4,467
	North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25	(14)(ETM)	9,000	8,305
	Ocean City NJ General Improvement GO	4.000%	9/15/26		2,805	3,255
	Plainfield NJ Board of Education GO	5.000%	8/1/26	(15)	2,115	2,561
	Rutgers State University New Jersey Revenue	5.000%	5/1/20	(ETM)	2,000	2,000
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		805	820
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		2,145	2,186
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/21		850	896
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22		895	933
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22		5,200	5,424
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		935	987
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	(4)	485	525
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24		4,500	4,668
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25	(4)	530	581
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/25		3,400	3,519
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26	(4)	1,090	1,209
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/26		2,000	2,069
	Sparta Township NJ Board of Education GO	5.000%	2/15/21		1,030	1,062
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/20		2,030	2,035
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/21		3,550	3,663
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/22		3,500	3,710
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/23		3,025	3,286
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/24		8,010	8,895
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/25		11,140	12,627
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		18,385	18,342
	Toms River NJ Board of Education GO	2.000%	7/15/27		1,810	1,829
	Trenton NJ GO	4.000%	7/15/22	(4)	2,080	2,203
	Trenton NJ GO	4.000%	7/15/23	(4)	1,555	1,684
	Trenton NJ GO	5.000%	8/1/23	(4)	705	786
	Trenton NJ GO	5.000%	8/1/24	(4)	695	797
	Trenton NJ GO	5.000%	8/1/25	(4)	1,650	1,934
	Union County NJ GO	5.000%	2/15/21		5,615	5,796
	Union County NJ GO	5.000%	2/15/22		6,275	6,728
	Verona NJ Board of Education GO	2.000%	3/1/25		1,250	1,279
	Verona NJ Board of Education GO	2.000%	3/1/26		1,450	1,486
	Verona NJ Board of Education GO	2.000%	3/1/27		1,500	1,530
						1,376,137

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
New Mexico (0.7%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		2,000	2,013
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20		3,225	3,247
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		1,800	1,818
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20		6,695	6,764
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21		5,450	5,726
	New Mexico Finance Authority Revenue	5.000%	6/1/23		110	123
	New Mexico Finance Authority Revenue	5.000%	6/15/24		1,845	2,123
	New Mexico Finance Authority Revenue	5.000%	6/1/25		1,475	1,743
	New Mexico Finance Authority Revenue	5.000%	6/15/25		1,110	1,313
	New Mexico Finance Authority Revenue	5.000%	6/1/26		3,385	4,092
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		3,750	4,056
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		40,060	44,735
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24		4,000	4,602
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/25		13,765	14,554
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/25		9,205	10,873
	New Mexico Hospital Equipment Loan Council Hospital Revenue PUT	5.000%	8/1/25		9,615	10,899
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/21		1,640	1,721
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		58,550	65,847
	New Mexico Severance Tax Revenue	5.000%	7/1/22		1,200	1,300
	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	2.250%	5/15/24		300	271
						187,820
New York (13.3%)
¤	Albany County NY GO	5.000%	11/1/22		965	1,044
¤	Albany County NY GO	5.000%	11/1/23		765	853
¤	Albany County NY GO	5.000%	11/1/24		795	911
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/21		500	528
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/22		1,000	1,093
	Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/24	(4)	1,000	1,158
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/22		500	513
	Brookhaven NY Local Development Corp. Revenue (Jefferson’s Ferry Project)	5.000%	11/1/23		600	620
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21		1,400	1,458
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22		2,275	2,310
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23		3,720	3,796
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24		2,130	2,182
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25		2,000	2,052
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27		4,250	4,349
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28		2,350	2,393
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20		1,265	1,269
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21		1,355	1,367
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/26		450	515
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/21		200	208
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/24		1,055	1,188
	Buffalo NY GO	3.500%	4/1/23	(12)	500	507
	Copiague NY Union Free School District GO	2.000%	6/25/20		12,500	12,524
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/20		1,000	1,007
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21		425	444
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22		465	485
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23		500	529
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24		685	734
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/25		920	994
	Elwood NY Union Free School District TAN	2.000%	6/26/20		6,750	6,763
	Geneva NY BAN	2.500%	5/7/20		10,422	10,425
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21		250	261
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/21		430	449
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/22		265	278
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23		275	294
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/23		1,435	1,534
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/24		290	315
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25		305	335
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/25		800	879
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/26		320	355
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		335	374
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20		1,295	1,311
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,000	1,049
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21		1,295	1,359
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22		750	809
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22		2,065	2,229

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23		1,020	1,130
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24		750	852
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		10,065	10,832
	Long Island NY Power Authority Electric System Revenue	0.000%	12/1/26	(4)	2,375	2,085
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		450	484
	Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		45,000	43,557
[1]	Metropolitan NY Transportation Authority PUT, 67% of 1M USD LIBOR + 0.650%	1.310%	7/1/21		38,310	36,712
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/20		1,560	1,560
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/20		990	990
	Metropolitan Transportation Authority NY BAN	4.000%	9/1/20		43,520	43,248
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/20		4,825	4,816
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		2,075	2,066
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		36,425	36,265
	Metropolitan Transportation Authority NY BAN	5.000%	9/1/21		62,800	62,440
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22		100,200	99,685
	Metropolitan Transportation Authority NY Revenue	5.000%	5/15/20		960	960
	Metropolitan Transportation Authority NY Revenue	5.000%	5/15/20		780	780
	Metropolitan Transportation Authority NY Revenue	4.000%	2/1/22		4,000	3,925
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/22		1,580	1,569
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23		146,975	146,406
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/24		510	512
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/24		615	617
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30		4,025	4,032
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24		22,020	22,598
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24		6,000	6,171
[1]	Metropolitan Transportation Authority NY Revenue PUT, 69% of 1M USD LIBOR + 0.300%	0.979%	4/1/21	(4)	38,375	37,707
[1]	Metropolitan Transportation Authority NY Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.720%	3/1/22		14,750	13,691
[3]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.270%	5/7/20	LOC	4,000	4,000
	Metropolitan Transportation Authority NY Revenue VRDO	0.180%	5/1/20	LOC	33,590	33,590
	Metropolitan Transportation Authority NY Revenue VRDO	5.000%	11/15/24		20,000	20,574
	Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/22		42,760	43,371
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/24		1,420	1,611
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/25		1,700	1,977
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21		745	781
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21		1,350	1,414
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22		480	521
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22		1,930	2,096
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23		1,100	1,235
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23		1,115	1,252
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		720	858
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		400	477
	Nassau County NY GO	5.000%	4/1/21		11,075	11,477
	Nassau County NY GO	5.000%	1/1/22		9,745	10,379
	Nassau County NY GO	5.000%	7/1/25	(4)	1,860	2,198
	Nassau County NY GO	5.000%	7/1/26	(4)	1,000	1,210
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		4,670	4,695
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/20		1,660	1,669
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/20		170	171
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21		1,865	1,937
	New York City Health & Hospital Corp. Revenue	5.000%	2/15/22		1,900	1,906
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20		600	602
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21		1,000	1,041
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22		910	961
	New York City NY GO	5.000%	8/1/20		4,500	4,541
	New York City NY GO	5.000%	8/1/20		20,000	20,182
	New York City NY GO	5.000%	8/1/20		15,475	15,616
	New York City NY GO	5.000%	10/1/20		4,375	4,442
	New York City NY GO	5.000%	8/1/21		6,240	6,515
	New York City NY GO	5.000%	8/1/21		10,000	10,441
	New York City NY GO	5.000%	8/1/21		5,890	6,150
	New York City NY GO	5.000%	8/1/21		17,280	18,043
	New York City NY GO	5.000%	8/1/21		9,150	9,554
	New York City NY GO	5.000%	8/1/21		23,000	24,015
	New York City NY GO	5.000%	8/1/21		11,990	12,519

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	8/1/21		12,195	12,733
	New York City NY GO	5.000%	8/1/21		2,040	2,130
	New York City NY GO	5.000%	8/1/21		4,000	4,177
	New York City NY GO	5.000%	8/1/22		7,685	8,272
	New York City NY GO	5.000%	8/1/22		41,005	44,138
	New York City NY GO	5.000%	8/1/22		14,715	15,839
	New York City NY GO	5.000%	8/1/22		23,580	25,381
	New York City NY GO	5.000%	8/1/22		1,510	1,625
	New York City NY GO	5.000%	8/1/22		4,050	4,359
	New York City NY GO	5.000%	8/1/22		5,085	5,473
	New York City NY GO	5.000%	8/1/22		12,980	13,972
	New York City NY GO	5.000%	8/1/22		6,165	6,636
	New York City NY GO	5.000%	8/1/23		14,930	16,512
	New York City NY GO	5.000%	8/1/23		2,455	2,715
	New York City NY GO	5.000%	8/1/23		10,030	11,093
	New York City NY GO	5.000%	8/1/23		21,030	23,258
	New York City NY GO	5.000%	8/1/23		20,105	22,235
	New York City NY GO	5.000%	8/1/23		975	1,069
	New York City NY GO	5.000%	8/1/23		1,000	1,106
	New York City NY GO	5.000%	8/1/24		3,565	4,043
	New York City NY GO	5.000%	8/1/24		3,335	3,782
	New York City NY GO	5.000%	8/1/24		5,565	6,311
	New York City NY GO	5.000%	8/1/24		32,670	37,048
	New York City NY GO	5.000%	8/1/24		1,215	1,378
	New York City NY GO	5.000%	8/1/24		6,330	7,178
	New York City NY GO	5.000%	8/1/24		250	283
	New York City NY GO	5.000%	8/1/24		200	227
	New York City NY GO	5.000%	8/1/25		3,320	3,851
	New York City NY GO	5.000%	8/1/25		4,010	4,458
	New York City NY GO	5.000%	8/1/25		1,755	1,951
	New York City NY GO	5.000%	8/1/25		2,300	2,668
	New York City NY GO	5.000%	8/1/25		22,880	26,537
	New York City NY GO	5.000%	8/1/26		9,610	10,389
	New York City NY GO	5.000%	8/1/26		3,000	3,550
	New York City NY GO	5.000%	8/1/26		2,495	2,953
	New York City NY GO	5.000%	8/1/26		1,400	1,657
	New York City NY GO	5.000%	8/1/27		9,990	10,795
	New York City NY GO	5.000%	8/1/27		5,770	6,137
	New York City NY GO	5.000%	8/1/31		1,000	1,073
	New York City NY GO PUT	5.000%	2/1/24		30,000	33,083
[3]	New York City NY GO TOB VRDO	0.250%	5/1/20	LOC	17,435	17,435
	New York City NY GO VRDO	0.520%	5/1/20		21,000	21,000
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21		3,075	3,174
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/25		12,625	12,652
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20		4,760	4,792
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.700%	7/1/21		8,350	8,359
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	7/1/22		17,250	17,389
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.350%	7/1/22		3,800	3,831
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.750%	7/3/23		14,125	14,141
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.100%	7/3/23		1,750	1,765
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		3,950	4,076
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	2.750%	12/29/23		42,500	43,853
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.100%	5/1/24		13,895	13,667
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	2.000%	12/31/21		7,750	7,762
	New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26	(12)	5,000	4,379
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/24		3,305	3,797
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		20,050	23,242
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		1,450	1,457
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21		19,665	20,839
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	(ETM)	1,500	1,513
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	(ETM)	1,520	1,598
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	(ETM)	4,585	5,008
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/24		1,055	1,205
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/27		380	443
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		3,090	3,156

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		7,990	8,484
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		9,015	9,573
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		6,040	6,584
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		125	136
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		250	288
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25		1,640	1,738
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		765	842
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32		1,225	1,377
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20		19,600	19,600
	New York City NY Transitional Finance Authority Revenue	5.000%	2/1/24		1,200	1,273
	New York City NY Transitional Finance Authority Revenue	5.000%	2/1/26		500	560
	New York City NY Transitional Finance Authority Revenue VRDO	0.180%	5/1/20		13,100	13,100
	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/24		5,570	6,370
[3]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.250%	5/1/20	LOC	12,030	12,030
[3]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.250%	5/1/20	LOC	25,100	25,100
	New York Convention Center Development Corp. Revenue	5.000%	11/15/21		2,025	2,101
	New York Convention Center Development Corp. Revenue	5.000%	11/15/22		2,410	2,550
	New York Convention Center Development Corp. Revenue	5.000%	11/15/24		1,040	1,134
¤	New York Liberty Development Corp. Revenue	5.750%	11/15/51		5,000	5,223
[3]	New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.320%	5/7/20		27,435	27,435
[3]	New York Liberty Development Corp. Revenue TOB VRDO	0.300%	5/7/20		13,330	13,330
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		5,000	5,002
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,560	1,561
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		1,000	1,003
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		855	857
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		35,310	35,400
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		920	923
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		2,785	2,790
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		28,615	28,707
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		25,035	25,131
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		2,360	2,364
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		15,500	15,529
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		2,000	2,009
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		2,160	2,164
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	(ETM)	1,025	1,049
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		1,375	1,376
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20		4,600	4,662
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		75,240	74,852
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,110	3,288
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	3.000%	11/15/28		10,000	10,044
[1]	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	6/1/22		1,700	1,649
	New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20		11,000	10,974
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	11/15/20		50,050	50,192
[1]	New York Metropolitan Transportation Authority Revenue PUT, 67% of 1M USD LIBOR + 0.650%	1.310%	7/1/21		4,415	4,231
[1]	New York Metropolitan Transportation Authority Revenue PUT, 69% of 1M USD LIBOR + 0.680%	1.359%	4/6/21	(4)	350	345
[1]	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/15/22		10,000	9,256
[1]	New York Metropolitan Transportation Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.580%	0.800%	6/1/20		89,350	89,037
	New York NY GO	5.000%	8/1/23		31,445	34,777
	New York NY GO	5.000%	8/1/23		890	984
	New York NY GO	5.000%	12/1/23		1,000	1,116
	New York NY GO	5.000%	8/1/24		44,605	50,582
	New York NY GO	5.000%	8/1/25		49,430	57,331
	New York NY GO	5.000%	8/1/26		4,810	5,200
	New York NY GO	5.000%	8/1/26		100	106
	New York NY GO	5.000%	8/1/26		100	118
	New York NY GO	5.000%	8/1/26		4,075	4,823
	New York NY GO	5.000%	8/1/26		28,000	33,138
	New York NY GO	5.000%	8/1/27		30,000	36,193
	New York NY GO	5.000%	8/1/28		1,000	1,110
[3]	New York NY GO TOB VRDO	0.320%	5/7/20		6,665	6,665
	New York NY GO VRDO	0.180%	5/1/20		23,250	23,250
	New York State Dormitory Authority	5.000%	2/15/24	(ETM)	5	6
	New York State Dormitory Authority	5.000%	2/15/24		50,985	57,698
	New York State Dormitory Authority Revenue	5.000%	10/1/21		1,000	1,058
	New York State Dormitory Authority Revenue	5.000%	3/15/23	(Prere.)	3,935	4,406
	New York State Dormitory Authority Revenue	5.000%	3/15/24		42,500	48,122
	New York State Dormitory Authority Revenue	5.000%	7/1/24		2,000	2,307
	New York State Dormitory Authority Revenue	5.000%	10/1/24		5,000	5,739

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue	5.000%	7/1/25		2,000	2,371
	New York State Dormitory Authority Revenue	5.000%	10/1/25		5,000	5,877
	New York State Dormitory Authority Revenue	5.000%	10/1/25	(4)	3,500	4,124
	New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/26		10,355	12,556
	New York State Dormitory Authority Revenue (Culinary Institute of America)	4.500%	7/1/24		745	775
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22		8,500	9,243
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23		6,590	7,411
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20		5,000	5,019
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21		2,265	2,349
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22		4,090	4,362
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/24		2,000	2,123
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/25		3,535	3,780
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	(Prere.)	5,995	6,036
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	(Prere.)	2,275	2,290
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.000%	7/1/20	(Prere.)	1,260	1,269
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21		2,400	2,514
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	4.000%	7/1/22		1,000	1,043
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/23		1,500	1,636
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		2,650	2,931
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23		2,170	2,430
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21		2,555	2,656
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22		2,440	2,586
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20		1,000	1,009
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21		1,200	1,228
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22		1,000	1,061
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	(ETM)	45	45
	New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20		1,695	1,695
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/24		3,625	3,878
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/26		2,830	3,006
	New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/27		1,815	1,922
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20		9,550	9,660
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		12,620	13,036
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21		7,710	8,037
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	(Prere.)	5,000	5,581
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		58,640	66,361
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		12,000	13,612
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		7,500	8,507
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		56,870	66,018
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	(ETM)	15	18
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		23,175	26,960
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		3,665	4,354
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		41,475	49,368
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		30,000	35,709
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		5,705	6,238
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		750	898
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		6,700	7,683
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(15)	1,690	1,720
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(4)	1,200	1,221
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(15)	1,725	1,826
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22		19,425	20,806
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/22		11,525	12,296
¤	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		5,480	6,000
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		3,335	3,624
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23		4,575	5,013
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/23		4,460	4,887
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		7,560	8,535
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		10,595	11,845
	New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/24		2,285	2,557
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		3,000	3,485
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		2,800	3,214
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,060	7,040
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		2,040	2,433
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,930	2,268
	New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20		220	221
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21		245	257
	New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22		450	479
	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23		250	280
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21		1,060	1,099
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22		500	533
	New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23		1,145	1,252

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		2,900	3,102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	(ETM)	5	6
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		37,485	43,511
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27		205	232
[3]	New York State Dormitory Authority TOB VRDO	0.320%	5/7/20		10,000	10,000
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.) PUT	2.625%	7/3/23		30,000	29,788
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		14,000	14,770
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		23,900	25,214
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		10,000	10,550
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/26		3,185	3,407
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20		3,000	3,015
	New York State Housing Finance Agency Affordable Housing Revenue	1.400%	5/1/20		9,420	9,420
	New York State Housing Finance Agency Affordable Housing Revenue	1.350%	5/1/21		7,115	7,123
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		2,935	2,943
	New York State Housing Finance Agency Affordable Housing Revenue	1.500%	5/1/21		3,500	3,509
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		2,510	2,529
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,755	1,768
	New York State Housing Finance Agency Affordable Housing Revenue	2.000%	5/1/21		1,300	1,310
	New York State Housing Finance Agency Affordable Housing Revenue	2.500%	5/1/22		4,215	4,219
	New York State Housing Finance Agency Affordable Housing Revenue	2.550%	11/1/22		3,040	3,150
	New York State Housing Finance Agency Affordable Housing Revenue	2.050%	5/1/23		3,125	3,137
	New York State Housing Finance Agency Affordable Housing Revenue	2.100%	5/1/23		1,000	1,002
	New York State Housing Finance Agency Affordable Housing Revenue	2.650%	5/1/23		6,140	6,417
	New York State Housing Finance Agency Affordable Housing Revenue	2.125%	11/1/23		1,250	1,260
	New York State Housing Finance Agency Affordable Housing Revenue	2.700%	11/1/23		2,500	2,570
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.800%	5/1/20		1,570	1,570
	New York State Housing Finance Agency Affordable Housing Revenue PUT	1.875%	11/1/21		3,815	3,816
	New York State Housing Finance Agency Housing Revenue	2.650%	5/1/22		6,870	7,048
	New York State Housing Finance Agency Housing Revenue	2.750%	11/1/22		8,570	8,584
	New York State Housing Finance Agency Revenue	1.250%	5/1/20		7,500	7,500
	New York State Housing Finance Agency Revenue	1.375%	11/1/22		1,875	1,875
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		1,150	1,151
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		2,500	2,499
	New York State Housing Finance Agency Revenue	1.450%	5/1/23		7,500	7,507
	New York State Housing Finance Agency Revenue	1.500%	11/1/23		1,250	1,248
	New York State Housing Finance Agency Revenue	1.550%	11/1/23		15,000	15,001
	New York State Housing Finance Agency Revenue	1.550%	11/1/23		15,460	15,348
	New York State Housing Finance Agency Revenue	1.550%	5/1/24		2,250	2,243
	New York State Housing Finance Agency Revenue	1.600%	11/1/24		16,395	16,285
	New York State Mortgage Agency Homeowner Mortgage Revenue	4.000%	4/1/40		3,260	3,445
	New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41		275	279
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.500%	10/1/47		10,490	10,942
	New York State Thruway Authority Revenue	5.000%	1/1/21		2,465	2,527
	New York State Thruway Authority Revenue	5.000%	1/1/22		2,090	2,219
	New York State Thruway Authority Revenue	5.000%	1/1/22		6,200	6,583
	New York State Thruway Authority Revenue	5.000%	1/1/24		3,995	4,502
	New York State Thruway Authority Revenue	5.000%	1/1/24		1,000	1,127
	New York State Thruway Authority Revenue	5.000%	1/1/25		3,305	3,823
	New York State Thruway Authority Revenue	5.000%	1/1/26		125	147
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		50,035	51,774
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		24,920	25,786
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		10,625	10,994
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		25,065	26,815
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		45,845	49,046
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		4,500	4,814
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		615	698
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		2,035	2,308
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		8,040	8,837
[3]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.300%	5/7/20	LOC	27,000	27,000
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/21		300	308
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/22		315	335
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/23		330	346
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/24		345	366
	Oyster Bay NY GO	5.000%	8/15/20	(15)	4,350	4,401
	Schenectady NY BAN	2.500%	5/8/20		9,565	9,567
¤	Schenectady NY BAN	2.000%	5/7/21		4,810	4,827

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20		835	839
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		9,040	9,335
	Suffolk County NY GO	5.000%	2/1/21	(4)	4,580	4,706
	Suffolk County NY GO	4.000%	10/15/21	(4)	2,035	2,115
	Suffolk County NY GO	5.000%	5/15/22	(4)	10,310	11,065
	Suffolk County NY GO	5.000%	5/15/23	(4)	10,845	11,994
	Suffolk County NY GO	4.000%	10/15/24	(4)	4,640	5,137
	Suffolk County NY GO	5.000%	10/15/24	(4)	2,945	3,386
	Suffolk County NY GO	4.000%	10/15/25	(4)	4,730	5,329
	Suffolk County NY GO	5.000%	10/15/25	(15)	2,260	2,664
	Suffolk County NY GO	5.000%	4/1/26	(15)	1,565	1,864
	Suffolk County NY GO	4.000%	10/15/26	(4)	4,820	5,519
	Syracuse NY RANS	2.000%	7/7/20		10,810	10,835
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20		900	902
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		4,435	4,561
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21		3,500	3,571
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22		4,000	4,211
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23		10,000	10,751
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24		9,655	10,577
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		4,990	5,645
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27		2,030	2,326
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20		500	511
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22		850	932
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24		195	227
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26		8,415	9,243
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	5.000%	11/15/27		410	503
[1]	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.470%	11/15/24		18,115	17,966
[1]	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of 1M USD LIBOR + 0.700%	1.360%	2/1/21		13,785	13,675
[1]	Triborough Bridge & Tunnel Authority New York Revenue PUT, 67% of SOFR + 0.500%	0.507%	5/1/20		9,000	8,957
[3]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	5/7/20		14,000	14,000
[1]	Triborough Bridge & Tunnel Authority Revenue PUT, 67% of 1M USD LIBOR + 0.500%	1.160%	11/15/21		5,705	5,654
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/20		535	542
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21		645	677
¤	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/21		1,000	1,047
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22		1,055	1,147
¤	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/22		1,615	1,746
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/23		1,560	1,744
¤	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/23		1,250	1,392
¤	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/24		1,500	1,712
¤	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/25		3,100	3,624
¤	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27		2,200	2,685
	Utica NY BAN	2.000%	1/28/21		8,715	8,795
	Valley Stream NY Union Free School District No. 13 GO	2.000%	9/4/20		7,500	7,535
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21		4,800	4,978
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25		2,000	2,066
	Westchester County NY Local Development Corp. Revenue (Westchester County Health Care Corp.)	5.000%	11/1/24		1,230	1,351
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/20		335	339
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23		1,610	1,702
	Yonkers NY GO	3.000%	8/15/20		1,115	1,122
						3,803,124
North Carolina (1.1%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/23		300	335
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/24		400	460
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21		6,070	6,341
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22		4,085	4,415
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22		300	324
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/23		150	167
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/24		135	155
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/26		225	270
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27		125	153
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	6/1/23		1,000	1,115
	Charlotte NC Airport Revenue	4.000%	7/1/23		1,175	1,262
	Charlotte NC Airport Revenue	5.000%	7/1/23		460	508
	Charlotte NC Airport Revenue	5.000%	7/1/24		630	714
	Charlotte NC Airport Revenue	5.000%	7/1/24		1,565	1,773
	Charlotte NC GO	5.000%	7/1/22	(Prere.)	11,140	12,167
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Atrium Health)	5.000%	1/15/23	(ETM)	665	737

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Atrium Health)	5.000%	1/15/23		130	142
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/22		4,275	4,564
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/22	(ETM)	375	402
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/24		1,875	2,094
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	5.000%	1/15/25		650	743
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/22		13,000	13,887
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT	5.000%	3/1/23		23,000	25,158
[1]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	12/1/21		21,000	20,847
	Fayetteville NC Metropolitan Housing Authority Revenue PUT	1.950%	1/1/21		2,960	2,973
	Guilford County NC GO	5.000%	5/1/24		4,920	5,675
	Guilford County NC GO	5.000%	3/1/25		18,855	22,286
	Guilford County NC GO	5.000%	5/1/25		10,390	12,339
¤	Henderson NC Revenue	4.000%	6/1/22		300	317
¤	Henderson NC Revenue	4.000%	6/1/23		375	406
¤	Henderson NC Revenue	4.000%	6/1/24		445	492
¤	Henderson NC Revenue	4.000%	6/1/25		350	395
¤	Henderson NC Revenue	5.000%	6/1/26		1,000	1,205
¤	Henderson NC Revenue	5.000%	6/1/27		1,000	1,231
	Mecklenburg County NC COP	5.000%	10/1/21		4,100	4,339
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21		3,200	3,350
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/22		1,020	1,095
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/23		1,140	1,255
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/24		2,115	2,382
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	7/1/22	(Prere.)	8,500	9,264
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23		100	109
	North Carolina GAN	5.000%	3/1/21		4,300	4,441
	North Carolina GAN	5.000%	3/1/22		2,270	2,431
	North Carolina GAN	5.000%	3/1/22		3,890	4,166
	North Carolina GAN	5.000%	3/1/23		8,500	9,382
	North Carolina GAN	5.000%	3/1/24		8,265	9,397
	North Carolina GAN	5.000%	3/1/25		12,175	14,228
	North Carolina GAN	5.000%	3/1/26		11,205	13,427
	North Carolina Housing Finance Agency Homeownership Revenue	4.000%	1/1/50		9,735	10,374
	North Carolina Housing Finance Agency Revenue	4.000%	7/1/47		7,540	7,960
	North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/20		7,885	8,015
	North Carolina Medical Care Commission Health Care Facilities Revenue (Rex Hospital Inc. Obligated Group)	5.000%	7/1/26		700	808
	North Carolina Medical Care Commission Health Care Facilities Revenue (Rex Hospital Inc. Obligated Group)	5.000%	7/1/27		750	875
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/22		900	968
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/23		1,885	2,076
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/24		2,135	2,403
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/25		1,425	1,627
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/26		1,545	1,795
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group) PUT	2.200%	12/1/22		20,250	20,231
[1]	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	11/27/20		11,095	11,095
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	4.000%	6/1/20		500	501
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	4.000%	1/1/25		255	250
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	4.000%	1/1/26		245	239
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/27		565	579
	North Carolina Medical Care Commission Retirement Facilities Revenue (Moravian Home Inc.)	3.550%	10/1/24		500	471
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21		375	376
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22		1,105	1,110
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23		800	803
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24		920	923

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/24		1,000	1,000
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/23		510	521
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/24		1,250	1,280
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/25		890	913
	North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/26		2,500	2,924
	North Carolina Revenue	5.000%	5/1/26		7,535	9,089
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22		850	902
	North Carolina Turnpike Authority Revenue	5.000%	1/1/23		1,900	1,989
	North Carolina Turnpike Authority Revenue	5.000%	1/1/24	(4)	1,270	1,401
	North Carolina Turnpike Authority Revenue	5.000%	1/1/25		1,250	1,338
	North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	0.000%	7/1/28		750	538
	Raleigh NC Public Improvement GO	5.000%	2/1/21		975	1,005
[1]	University of North Carolina at Chapel Hill Revenue, 67% of 1M USD LIBOR + 0.350%	1.010%	12/1/21		5,100	5,062
						326,759
North Dakota (0.0%)
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(ETM)	650	680
	Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,200	1,256
	North Dakota Housing Finance Agency Revenue	4.000%	1/1/38		2,680	2,782
[1]	North Dakota Housing Finance Agency Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.620%	2/1/22		2,500	2,482
	West Fargo ND GO	4.000%	5/1/20		225	225
	West Fargo ND GO	4.000%	5/1/23		500	539
	West Fargo ND GO	4.000%	5/1/25		350	391
	West Fargo ND GO	4.000%	5/1/26		500	569
	West Fargo ND GO	4.000%	5/1/27		425	479
						9,403
Ohio (2.9%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/25		3,475	3,677
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/23		1,605	1,766
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.000%	11/15/26		500	581
	Akron OH Income Tax Revenue	4.000%	12/1/24		350	392
	Akron OH Income Tax Revenue	4.000%	12/1/25		400	456
	Akron OH Income Tax Revenue	4.000%	12/1/26		620	720
	Akron OH Income Tax Revenue	4.000%	12/1/27		800	920
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20		1,220	1,250
	Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,685	1,815
	Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23		3,485	3,695
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/20		895	904
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/21		4,260	4,464
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/21		300	316
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/22		3,775	4,036
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/22		400	431
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/23		9,010	9,878
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/23		550	608
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/24		14,935	16,741
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/24		1,165	1,315
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/25		25,070	28,659
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/25		2,000	2,301
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/26		2,530	2,958
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/27		4,000	4,747
	Allen County OH Hospital Facilities Revenue (Mercy Health) PUT	5.000%	5/5/22		12,200	13,047
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21		16,345	16,854
	American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22		12,035	12,876
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21		300	309
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23		1,400	1,547
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23		3,000	3,315
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/24		3,835	4,362
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/25		7,010	8,200
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	2.250%	8/15/21		8,000	8,037
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22		540	578
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23		425	470
	American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24		370	421
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		3,050	3,451
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28		14,100	15,905

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
American Municipal Power Ohio Inc. Revenue PUT	2.300%	2/15/22		23,500	23,320
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/21		1,000	1,059
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/22		830	893
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/23		2,210	2,434
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/24		2,640	2,971
Bowling Green State University Ohio Revenue	5.000%	6/1/23		175	192
Bowling Green State University Ohio Revenue	5.000%	6/1/24		325	365
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/27		4,000	4,745
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/22	(Prere.)	24,250	26,975
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/20	(Prere.)	3,415	3,495
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/24		1,500	1,667
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/26		2,115	2,426
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/27		1,190	1,381
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20		700	713
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/22		400	403
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/23		420	424
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/24		650	656
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/22		1,005	1,081
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/23		1,580	1,740
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/24		500	562
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/25		950	1,085
Cincinnati OH City School District COP	5.000%	12/15/22		1,365	1,501
Cincinnati OH GO	5.000%	12/1/22		300	330
Cincinnati OH GO	5.000%	12/1/24		1,700	1,982
Cincinnati OH Water System Revenue	5.000%	12/1/25		1,775	2,137
Cleveland OH Airport System Revenue	5.000%	1/1/21	(4)	455	464
Cleveland OH Airport System Revenue	5.000%	1/1/22	(Prere.)	1,000	1,068
Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	450	473
Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	3,270	3,437
Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,120	1,208
Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,850	1,996
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	3,810	4,203
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	525	579
Cleveland OH Airport System Revenue	5.000%	1/1/26	(4)	2,000	2,246
Cleveland OH Airport System Revenue	5.000%	1/1/27	(4)	1,000	1,122
Cleveland OH GO	4.000%	12/1/20		300	306
Cleveland OH GO	5.000%	12/1/20		1,800	1,844
Cleveland OH GO	4.000%	12/1/21		400	419
Cleveland OH GO	5.000%	12/1/21		2,895	3,080
Cleveland OH GO	5.000%	12/1/22		3,595	3,957
Cleveland OH GO	4.000%	12/1/24		300	336
Cleveland OH GO	5.000%	12/1/24		1,000	1,168
Cleveland OH GO	4.000%	12/1/25		700	794
Cleveland OH GO	5.000%	12/1/25		410	492
Cleveland OH GO	4.000%	12/1/26		800	921
Cleveland OH Income Tax Revenue	5.000%	5/15/22		1,610	1,736
Cleveland OH Income Tax Revenue	5.000%	10/1/22		265	289
Cleveland OH Income Tax Revenue	4.000%	10/1/23		250	273
Cleveland OH Income Tax Revenue	4.000%	10/1/23		200	218
Cleveland OH Income Tax Revenue	5.000%	10/1/23		230	258
Cleveland OH Income Tax Revenue	4.000%	10/1/24		300	334
Cleveland OH Income Tax Revenue	4.000%	10/1/24		280	312
Cleveland OH Income Tax Revenue	5.000%	10/1/24		200	231
Cleveland OH Income Tax Revenue	4.000%	10/1/25		200	227
Cleveland OH Income Tax Revenue	4.000%	10/1/25		235	267
Cleveland OH Income Tax Revenue	5.000%	10/1/25		175	208
Cleveland OH Income Tax Revenue	4.000%	10/1/26		225	259
Cleveland OH Income Tax Revenue	4.000%	10/1/26		300	345
Cleveland OH Public Power System Revenue	5.000%	11/15/20		220	225
Cleveland OH Public Power System Revenue	5.000%	11/15/21	(4)	335	355
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	420	460
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)(ETM)	305	338
Cleveland OH Public Power System Revenue	5.000%	11/15/22	(4)	1,680	1,842
Cleveland OH Public Power System Revenue	5.000%	11/15/23	(4)	405	458
Cleveland OH Public Power System Revenue	5.000%	11/15/24	(4)	475	553
Cleveland OH Public Power System Revenue	5.000%	11/15/25	(4)	200	239
Cleveland OH Water Revenue	5.000%	1/1/21		1,000	1,027
Cleveland OH Water Revenue	5.000%	1/1/23		2,080	2,296
Cleveland OH Water Revenue	5.000%	1/1/24		1,420	1,617
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/22		1,975	2,102

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbus OH City School District GO	5.000%	12/1/24		100	117
	Columbus OH GO	5.000%	7/1/21		350	367
	Columbus OH GO	5.000%	2/15/24		1,000	1,141
	Columbus OH GO	5.000%	4/1/24		800	917
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/22		235	249
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/23		455	493
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	4.000%	5/1/24		475	525
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	5.000%	5/1/25		250	294
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	5.000%	5/1/26		540	650
	Confluence Community Authority OH Revenue (Stadium & Sports Project)	5.000%	5/1/27		1,095	1,349
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20		5,575	5,702
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21		4,110	4,364
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22		9,725	10,320
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26		1,500	1,611
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	(ETM)	1,070	1,141
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	(ETM)	1,075	1,190
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	1,000	1,144
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	535	612
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/23		4,660	4,957
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/24		5,655	6,125
	Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/25		4,000	4,404
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20		2,045	2,095
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21		1,000	1,064
[3]	Cuyahoga OH CP TOB VRDO	0.370%	5/7/20		4,100	4,100
	Dayton OH City School District GO	5.000%	11/1/20		5,000	5,102
	Dublin OH GO	3.000%	12/1/23		1,025	1,089
	Dublin OH GO	3.000%	12/1/24		1,060	1,139
	Dublin OH GO	3.000%	12/1/25		1,085	1,179
	Dublin OH GO	3.000%	12/1/26		1,125	1,232
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21		1,045	1,080
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/25		250	298
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/26		250	304
[1]	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.650%	11/15/21		7,500	7,452
	Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/25		200	235
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21		1,365	1,453
	Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22		1,590	1,750
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20		1,475	1,479
	Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22		4,665	4,954
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21		450	449
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22		470	473
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23		1,450	1,464
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24		1,355	1,371
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20		1,000	1,001
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21		1,000	1,043
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22		500	536
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/26		2,500	2,815
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22		500	534
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/26		500	572
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/27		600	695
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22		2,325	2,553
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25		3,435	4,106
	Hamilton County OH Sewer System Revenue	5.000%	12/1/26		7,090	8,724
	Hamilton County OH Sewer System Revenue	5.000%	12/1/27		7,380	9,295
	Hamilton OH City School District GO	5.000%	12/1/21		3,475	3,689
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21		2,280	2,341
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23		1,725	1,899
[3]	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.320%	5/7/20		20,080	20,080
	Kent State University Ohio Revenue	5.000%	5/1/20		1,650	1,650
	Kent State University Ohio Revenue	5.000%	5/1/21		1,810	1,882
	Kent State University Ohio Revenue	4.000%	5/1/22		3,015	3,161
	Kent State University Ohio Revenue	4.000%	5/1/23		3,060	3,272
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20		1,230	1,243
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21		1,095	1,146
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22		1,595	1,703
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/23		815	891
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/24		980	1,096
	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		13,975	15,647
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	3,095	3,290
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21		2,390	2,509
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/22		5,105	5,289

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/23		5,605	5,801
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/25		240	248
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28		4,355	4,500
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		1,545	1,587
	Lucas-Plaza Housing Development Corp. Revenue	0.000%	6/1/24	(ETM)	19,430	18,558
	Middleburg Heights OH Hospital Revenue (Southwest General)	5.250%	8/1/41		5,000	5,113
	Midview OH Local School District COPS	4.000%	11/1/25	(15)	700	794
	Midview OH Local School District COPS	4.000%	11/1/26	(15)	1,305	1,504
	Midview OH Local School District COPS	4.000%	11/1/27	(15)	500	586
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/24		1,000	1,049
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/25		3,735	3,936
¤	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/26		4,880	5,159
¤	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/27		5,000	5,296
	Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21		4,800	4,875
	Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/27		1,500	1,736
	Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/26		3,895	4,733
	Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20		1,265	1,287
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20		500	506
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21		1,000	1,057
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		890	973
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		1,000	1,093
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22		550	601
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	(Prere.)	750	827
	Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/22		1,060	1,159
	Ohio Capital Facilities Lease-Appropriation Revenue (Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/23		1,260	1,420
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/21		1,110	1,158
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/23		1,060	1,182
	Ohio Capital Facilities Lease-Appropriation Revenue (Parks & Recreation Improvement Fund Projects)	5.000%	8/1/23		1,000	1,121
	Ohio Common Schools GO	5.000%	9/15/21	(Prere.)	4,410	4,671
	Ohio Common Schools GO	5.000%	9/15/23		8,315	9,392
	Ohio COPS	5.000%	3/1/23		1,000	1,071
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/22		725	780
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/23		800	888
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/23		1,550	1,747
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/24		650	743
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/24		1,550	1,798
	Ohio Cultural & Sports Capital Facilities Lease Revenue	5.000%	4/1/25		800	939
	Ohio Cultural & Sports Capital Facilities Lease revenue	5.000%	10/1/25		1,090	1,296
	Ohio GO	5.000%	5/1/21		2,675	2,784
	Ohio GO	4.000%	3/1/25		5,000	5,393
	Ohio GO	5.000%	6/15/25		12,150	13,506
	Ohio GO	4.000%	2/1/26		7,905	8,387
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22		4,620	5,017
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23		2,565	2,862
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/24		1,915	2,191
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/25		2,000	2,341
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project) PUT	1.625%	12/1/26		5,000	4,817
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/25		500	528
	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.170%	5/1/20		30,310	30,310
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22		1,220	1,336
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23		1,385	1,565
	Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24		1,255	1,457
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/20		325	327
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/21		500	517
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/22		305	323
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/23		400	433
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/24		500	552
	Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	7/1/25		260	292
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20		1,350	1,350
	Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22		540	570
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/26		1,000	1,145
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/27		500	579
	Ohio Hospital Revenue (University Hospitals Health System Inc.) PUT	5.000%	1/15/25		3,500	4,025

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.570%	5/1/20		8,500	8,500
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.570%	5/1/20		10,875	10,875
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.650%	5/1/20		13,250	13,250
Ohio Housing Finance Agency Multifamily Housing Revenue (Neilan Park Apartments Project) PUT	1.750%	6/1/21		1,060	1,065
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/24		1,000	1,144
Ohio Juvenile Correctional Capital Facilities Revenue	5.000%	4/1/25		750	880
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20		3,525	3,615
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20		3,195	3,277
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21		4,090	4,355
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24		10,130	11,822
Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/24		1,715	1,971
Ohio Mental Health Facilities Improvement Fund Revenue	5.000%	6/1/25		2,790	3,289
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/25		2,270	2,711
Ohio Public Facilities Commission GO	5.000%	2/1/21		1,390	1,433
Ohio Public Facilities Commission GO	5.000%	4/1/21		2,280	2,367
Ohio Special Obligation Revenue	5.000%	2/1/26		1,500	1,794
Ohio Special Obligation Revenue	5.000%	2/1/27		1,325	1,613
Ohio State University General Receipts Revenue	5.000%	12/1/24		1,035	1,212
Ohio State University General Receipts Revenue	5.000%	12/1/25		980	1,176
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/24		1,595	1,821
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25		1,525	1,792
Ohio Water Development Authority Fresh Water Revenue	5.250%	6/1/24		1,995	2,298
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20		7,500	7,685
Ohio Water Development Authority Revenue	5.000%	6/1/26		5,000	6,083
Penta Career Center Ohio COP	5.250%	4/1/24		2,915	3,132
Princeton OH City School District GO	5.000%	12/1/22		700	770
Princeton OH City School District GO	5.000%	12/1/23		1,350	1,531
Princeton OH City School District GO	5.000%	12/1/25		815	950
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/20		1,000	1,024
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/21		335	356
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/22		350	376
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/23		500	551
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/24		525	590
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/25		450	514
Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/26		575	668
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21		650	669
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22		1,125	1,198
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/27		2,670	3,037
South-Western City OH School District GO	5.000%	12/1/23		1,095	1,245
Southeastern Ohio Port Authority Hospital Facilities Revenue (Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22		735	779
Toledo OH GO	5.000%	12/1/25	(4)	1,435	1,705
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24		955	1,061
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24		535	594
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25		2,795	3,177
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26		3,950	4,594
University of Akron Ohio General Receipts Revenue	4.000%	1/1/27		3,000	3,356
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22		2,480	2,644
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23		3,000	3,284
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20		2,550	2,560
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21		2,495	2,563
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/24		250	272
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/26		800	896
					837,132
Oklahoma (0.4%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/23		1,020	1,109
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/24		1,000	1,110
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21		5,020	5,239
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22		1,585	1,715
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23		3,655	4,082
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21		2,150	2,237
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22		2,375	2,538
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23		5,040	5,516
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21		1,000	1,047
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/20		1,310	1,322
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/21		2,520	2,620
Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/22		1,325	1,408

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/25		950	1,070
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/27		1,005	1,124
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/23		1,040	1,089
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/24		715	755
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/25		1,520	1,615
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26		1,600	1,707
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27		900	963
¤	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28		1,050	1,123
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/26		4,245	4,677
¤	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/24		190	218
¤	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/25		400	471
¤	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/26		1,250	1,501
¤	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/27		1,515	1,859
	Tulsa County Industrial Authority Capital Improvements Revenue	4.000%	12/1/23		3,565	3,859
	Tulsa County Industrial Authority Capital Improvements Revenue	4.000%	12/1/24		3,710	4,089
	Tulsa County Industrial Authority Capital Improvements Revenue	4.000%	12/1/25		3,860	4,325
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/21		825	867
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/22		855	927
	Tulsa County OK Independent School District No. 11 (Owasso) Revenue	5.000%	9/1/23		530	593
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21		1,470	1,547
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22		2,145	2,329
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24		1,000	1,021
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/24		11,510	12,733
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/25		11,610	13,073
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/22		1,000	1,058
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/24		1,055	1,167
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/25		1,090	1,230
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/26		1,030	1,184
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/27		1,000	1,170
	Tulsa OK Airports Improvement Trust Revenue	5.000%	6/1/28		970	1,150
						100,437
Oregon (0.4%)
	Clackamas & Washington Counties OR Joint School District No. 3 GO	5.000%	6/15/26		730	888
	Clackamas & Washington Counties OR Joint School District No. 3 GO	5.000%	6/15/27		500	623
	Clackamas County OR Hospital Facility Authority Revenue (Mary’s Woods at Marylhurst)	2.800%	5/15/24		345	326
	Clackamas County OR School District No. 7J Lake Oswego GO	5.000%	6/1/24		1,000	1,154
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20		500	500
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21		350	358
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22		350	368
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/23		580	650
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/24		840	969
	Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/25		1,025	1,217
	Metro OR GO	5.000%	6/1/23		2,805	3,138
	Metro OR GO	5.000%	6/1/25		3,330	3,944
	Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/25		3,125	3,703
	Multnomah County OR Hospital Facilities Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/25		11,435	12,577
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21		7,000	7,261
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		5,000	5,555
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29		1,510	1,769
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/22	(Prere.)	3,410	3,773
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22		750	798
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23		675	737
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20		1,275	1,303
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	4.875%	10/1/25		1,695	1,713
	Oregon GO	5.000%	8/1/21		1,750	1,839
	Oregon GO	5.000%	8/1/24		3,625	4,206
	Oregon GO	5.000%	5/1/26		5,560	6,196
	Oregon Health & Science University Revenue PUT	5.000%	2/1/25		16,985	19,658
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		1,950	2,030
	Port of Portland OR International Airport Revenue	5.000%	7/1/26		950	1,106
	Portland Community College District GO	5.000%	6/15/24		1,125	1,299
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/23		100	102
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/24		110	113
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/25		115	119
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/22		1,470	1,607
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/23		2,575	2,902
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/24		2,625	3,040
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/25		5,110	6,070
[3]	University of Oregon General Revenue TOB VRDO	0.250%	5/7/20		10,000	10,000

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/23		425	476
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	5.000%	6/15/24		645	744
	Washington Yamhill and Multnomah Counties OR Hillsboro School District No. 1J GO	4.000%	6/15/25		500	568
¤	Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	4.000%	11/15/26		2,010	1,874
						117,273
Pennsylvania (5.6%)
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/22		1,000	1,041
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/23		685	711
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/24		500	518
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/25		1,015	1,048
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	3.000%	10/15/22		385	377
	Allegheny County PA Higher Education Building Authority University Revenue (Robert Morris University)	5.000%	10/15/26		500	520
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/22		1,800	1,908
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/23		1,625	1,762
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/24		5,010	5,558
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/25		8,155	9,200
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/23		800	873
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/25		6,145	6,980
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/26		8,165	9,406
[1,3]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB PUT, SIFMA Municipal Swap Index Yield + 0.170%	0.390%	6/1/20	LOC	10,000	10,000
[3]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/1/20	LOC	3,705	3,705
[3]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/1/20	LOC	9,105	9,105
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	1.901%	2/1/21		1,545	1,543
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20		3,025	3,097
	Allentown PA City School District GO	5.000%	2/1/24	(15)	1,135	1,267
	Allentown PA City School District GO	5.000%	2/1/25	(15)	955	1,100
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/22		1,025	1,043
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/23		800	818
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		2,500	2,622
	Altoona PA Sewer Revenue	5.000%	12/1/24	(4)	150	173
	Altoona PA Sewer Revenue	5.000%	12/1/25	(4)	250	294
	Altoona PA Sewer Revenue	5.000%	12/1/26	(4)	250	301
	Armstrong PA School District GO	3.000%	3/15/25	(15)	575	615
	Armstrong PA School District GO	3.000%	3/15/26	(15)	875	945
	Beaver County PA GO	4.000%	4/15/21	(15)	690	703
	Beaver County PA GO	4.000%	4/15/22	(15)	725	753
	Beaver County PA GO	5.000%	4/15/24	(15)	1,090	1,207
	Beaver County PA GO	5.000%	4/15/25	(15)	1,435	1,621
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/21	(Prere.)	1,500	1,563
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/21	(Prere.)	1,370	1,428
	Bensalem Township PA School District GO	3.000%	6/1/23		115	121
	Bensalem Township PA School District GO	3.000%	6/1/24		500	531
	Bensalem Township PA School District GO	4.000%	6/1/25		315	353
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/21		500	527
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/23		1,620	1,699
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/24		2,255	2,383
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/22		550	565
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/23		600	624
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/25		600	635
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/26		1,000	1,067
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/27		1,100	1,182
	Berks County PA Municipal Authority Revenue (Tower Health Project) PUT	5.000%	2/1/25		6,750	7,307
	Berks County PA Municipal Authority Revenue (Tower Health Project) PUT	5.000%	2/1/27		7,500	8,325
	Bethel Park PA School District GO	5.000%	8/1/22		540	587
	Bethel Park PA School District GO	5.000%	8/1/23		850	955
[1]	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.763%	11/1/21		10,130	10,041
[1]	Bethlehem PA Area School District Authority Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.773%	11/1/21		6,615	6,557
	Bethlehem PA GO	5.000%	12/1/23	(4)	295	334
	Bethlehem PA GO	5.000%	12/1/24	(4)	290	337
	Bethlehem PA GO	5.000%	12/1/25	(4)	530	633
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20	(15)	1,000	1,022
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21	(15)	4,510	4,704

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22	(15)	605	641
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23	(15)	515	558
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20		525	527
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21		575	589
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22		1,150	1,224
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23		1,765	1,924
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/23	(15)	1,705	1,905
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/25		1,000	1,176
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24		1,000	1,129
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25		1,040	1,199
Chester County PA Health & Education Facilities Authority Revenue (Devereux Foundation Obligated Group)	5.000%	11/1/21		580	590
Chester County PA Health & Education Facilities Authority Revenue (Devereux Foundation Obligated Group)	5.000%	11/1/22		420	431
Chester County PA Health & Education Facilities Authority Revenue (Devereux Foundation Obligated Group)	5.000%	11/1/25		1,000	1,041
Chester County PA Health & Education Facilities Authority Revenue (Devereux Foundation Obligated Group)	5.000%	11/1/26		1,010	1,053
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20		1,015	1,021
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21		1,070	1,118
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22		1,120	1,197
Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23		1,180	1,294
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/20	(15)	345	353
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/21	(15)	315	333
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/22	(15)	400	435
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/23	(15)	400	440
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/24	(15)	430	473
Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/25	(15)	390	429
Coatesville PA School District GO	5.000%	8/1/22	(4)	2,280	2,456
Coatesville PA School District GO	5.000%	8/1/23	(4)	3,735	4,140
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/20		2,750	2,756
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21		1,000	1,030
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22		1,785	1,885
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/23		2,725	2,940
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		3,000	3,303
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24		1,500	1,708
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		500	584
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		1,550	1,811
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		1,335	1,597
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		500	598
Cornell PA School District GO	2.000%	9/1/21	(4)	180	182
Cornell PA School District GO	4.000%	9/1/24	(4)	500	547
Dauphin County PA GO	4.000%	11/15/24		2,735	3,068
Dauphin County PA GO	5.000%	11/15/25		3,340	3,988
Dauphin County PA GO	5.000%	11/15/26		3,785	4,631
Dauphin County PA GO	5.000%	11/15/27		500	626
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20		605	611
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21		735	772
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21		500	532
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22		400	428
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22		415	448
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23		785	870
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20		385	388
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21		455	476
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22		310	337
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25		1,000	1,190
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/25		1,065	1,268
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/26		2,015	2,458
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/26		1,700	2,074
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22		2,410	2,561
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		3,635	3,752
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/24		10,000	11,285
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/25		15,000	17,394
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		12,500	14,859
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22		1,820	1,913
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/21		570	593
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/23		500	546

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/24		1,330	1,485
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/25		1,635	1,854
Dubois PA Hospital Authority Revenue (Penn Highlands Healthcare Obligated Group)	5.000%	7/15/26		1,460	1,686
East Hempfield PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/20		790	794
Easton PA Area School District GO	4.000%	4/1/26		1,350	1,551
Easton PA Area School District GO	4.000%	4/1/27		1,600	1,870
Erie PA City School District GO	5.000%	4/1/21	(4)	400	413
Erie PA City School District GO	5.000%	4/1/23	(4)	315	347
Erie PA City School District GO	5.000%	4/1/25	(4)	475	552
Erie PA City School District GO	5.000%	4/1/26	(4)	575	684
Erie PA Sewer Authority Revenue	0.000%	12/1/25	(15)	2,155	1,922
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/24		500	495
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/26		570	560
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.150%	5/1/20		18,400	18,400
Harrisburg PA School District GO	5.000%	11/15/24	(4)	2,065	2,388
Harrisburg PA School District GO	5.000%	11/15/25	(4)	5,085	6,032
Indiana County PA Industrial Development Authority Student Housing Revenue BAN	1.450%	9/1/20		6,375	6,347
Kennett PA Consolidated School District GO	4.000%	2/15/24		500	550
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/23		510	531
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	5.000%	11/1/24		500	525
Lackawanna PA GO	4.000%	3/15/22	(15)	255	268
Lackawanna PA GO	4.000%	3/15/23	(15)	265	285
Lackawanna PA GO	4.000%	3/15/24	(15)	310	340
Lackawanna PA GO	4.000%	3/15/25	(15)	300	335
Lackawanna PA GO	4.000%	3/15/26	(15)	400	454
Lackawanna PA GO	4.000%	3/15/27	(15)	500	576
Lancaster County PA GO	4.000%	11/1/23		125	137
Lancaster County PA GO	4.000%	11/1/24		255	285
Lancaster County PA GO	4.000%	11/1/25		280	319
Lancaster County PA GO	4.000%	11/1/26		325	377
Lancaster County PA GO	4.000%	11/1/27		500	588
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/22		2,750	2,962
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22		915	915
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23		700	699
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24		1,300	1,295
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20		2,850	2,921
Lancaster PA GO	5.000%	11/1/27	(4)	1,290	1,524
Lancaster PA School District GO	4.000%	6/1/22	(4)	530	561
Lancaster PA School District GO	5.000%	6/1/23	(4)	200	222
Lancaster PA School District GO	4.000%	6/1/24	(4)	365	402
Lancaster PA School District GO	4.000%	6/1/25	(4)	320	359
Lancaster PA School District GO	5.000%	6/1/25	(4)	200	234
Lancaster PA School District GO	4.000%	6/1/26	(4)	430	489
Lancaster PA School District GO	5.000%	6/1/26	(4)	500	597
Lancaster PA School District GO	4.000%	6/1/27	(4)	500	577
Lancaster PA School District GO	5.000%	6/1/27	(4)	200	244
Lansdale PA GO	4.000%	10/1/22		250	266
Lansdale PA GO	4.000%	10/1/23		300	326
Lansdale PA GO	4.000%	10/1/24		250	277
Lansdale PA GO	2.000%	10/1/25		650	660
Lansdale PA GO	2.000%	10/1/26		300	302
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/22		550	585
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/23		860	938
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/24		1,120	1,249
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/25		4,750	5,384
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/26		1,975	2,279
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/27		2,400	2,798
Lehigh County PA Industrial Development Authority Revenue (PPL Electric Utilities Corp.) PUT	1.800%	9/1/22		750	741
Luzerne County PA GO	5.000%	12/15/20	(4)	1,000	1,025
Luzerne County PA GO	5.000%	12/15/21	(4)	1,000	1,061
Luzerne County PA GO	5.000%	12/15/22	(4)	750	819
Luzerne County PA GO	5.000%	12/15/23	(4)	750	840
Luzerne County PA GO	5.000%	12/15/23	(4)	750	840
Luzerne County PA GO	5.000%	12/15/24	(4)	1,500	1,721
Luzerne County PA GO	5.000%	12/15/24	(4)	1,000	1,148
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/20	(4)	1,760	1,802
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/23	(4)	1,000	1,119
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/24	(4)	1,330	1,526
Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/25		520	557

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lycoming County PA Authority Revenue (Lycoming College)	4.000%	11/1/26		540	582
	Manheim Township PA School District GO	4.000%	2/1/26		1,900	2,169
	Manheim Township PA School District GO	4.000%	2/1/27		1,250	1,452
[1]	Manheim Township PA School District GO PUT, 68% of 1M USD LIBOR + 0.470%	1.139%	11/1/21		2,000	1,989
[1]	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.270%	0.940%	5/1/20		1,410	1,410
[1]	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.320%	0.990%	5/3/21		1,000	996
[1]	Manheim Township PA School District GO, 68% of 1M USD LIBOR + 0.420%	1.089%	11/1/21		1,100	1,093
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21		700	729
	Monroeville PA GO	2.500%	6/1/26		1,205	1,206
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/20	(ETM)	2,000	2,006
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/20		4,410	4,422
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/21		1,195	1,238
	Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21		1,550	1,594
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/20		1,265	1,278
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/21		1,320	1,366
	Montgomery County PA Higher Education & Health Authority Revenue (Holy Redeemer Health System)	5.000%	10/1/22		1,380	1,458
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		825	877
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/22		450	479
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		1,275	1,384
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/23		350	380
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		1,610	1,779
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/24		375	414
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/25		1,305	1,468
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/26		1,460	1,661
[1]	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University) PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.940%	9/1/23		9,250	9,249
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/21		2,175	2,213
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/22		4,500	4,685
	Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		18,810	18,823
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/20		250	248
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	3.000%	12/1/21		300	294
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/24		1,000	1,022
	Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/25		1,000	1,023
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/21		715	703
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	3.000%	12/1/22		790	767
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.000%	7/1/20		370	370
	New Kensington Arnold PA School District GO	5.000%	5/15/25	(15)	2,230	2,587
	New Kensington Arnold PA School District GO	5.000%	5/15/26	(15)	1,015	1,205
[1]	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.160%	0.380%	11/1/20		690	688
[1]	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.680%	11/1/23		860	846
[1]	North Penn PA Water Authority Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.780%	11/1/24		500	492
	Northampton County PA General Purpose Authority College Revenue (Moravian College)	5.000%	7/1/27		1,000	1,028
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21		1,510	1,573
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22		3,885	4,141
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23		2,185	2,377
[1]	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project) PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.620%	8/15/20		8,125	8,124
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	3.750%	7/1/21		1,005	993
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22		925	976
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23		985	1,005

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23		1,380	1,404
	Octorara PA Area School District GO	4.000%	4/1/22	(4)	350	369
	Octorara PA Area School District GO	4.000%	4/1/24	(4)	325	357
	Octorara PA Area School District GO	4.000%	4/1/26	(4)	750	850
	Pennsbury PA School District GO	5.000%	1/15/21		1,250	1,285
	Pennsbury PA School District GO	5.000%	1/15/22		1,155	1,232
	Pennsylvania COP	5.000%	7/1/21		350	365
	Pennsylvania COP	5.000%	7/1/23		250	278
	Pennsylvania COP	5.000%	7/1/24		300	343
	Pennsylvania COP	5.000%	7/1/25		500	583
	Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric Utilities Corp. Project)	4.000%	10/1/23		10,100	10,212
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21		2,250	2,306
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/21		200	206
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22		2,775	2,927
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/22		345	365
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/22		270	286
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/23		5,120	5,630
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/24		300	333
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/24		7,535	8,465
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/25		400	452
¤	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27		2,370	2,784
[1,3]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) TOB VRDO	0.370%	5/7/20		7,335	7,335
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	11/1/21		1,250	1,264
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.800%	12/1/21		10,000	10,202
	Pennsylvania GO	5.000%	10/15/20		22,345	22,780
	Pennsylvania GO	5.000%	3/1/21		27,700	28,631
	Pennsylvania GO	5.000%	7/15/21		500	524
	Pennsylvania GO	5.000%	9/15/21		500	528
	Pennsylvania GO	5.000%	9/15/21		1,000	1,055
	Pennsylvania GO	5.000%	3/1/22		12,530	13,410
	Pennsylvania GO	5.000%	6/1/22	(Prere.)	3,000	3,266
	Pennsylvania GO	5.000%	8/1/22		7,500	8,118
	Pennsylvania GO	4.000%	7/1/23		13,065	14,130
	Pennsylvania GO	5.000%	7/15/23		20,000	22,271
	Pennsylvania GO	5.000%	8/15/23		20,000	22,326
	Pennsylvania GO	5.000%	9/15/23		4,840	5,416
	Pennsylvania GO	5.000%	7/15/24		32,945	37,737
	Pennsylvania GO	5.000%	7/15/25		3,120	3,668
	Pennsylvania GO	5.000%	8/1/25		8,150	9,515
	Pennsylvania GO	5.000%	9/15/25	(4)	12,350	14,767
	Pennsylvania GO	5.000%	7/15/26		38,000	45,745
	Pennsylvania GO	5.000%	9/15/26		1,000	1,208
	Pennsylvania GO	5.000%	7/15/27		870	1,071
	Pennsylvania GO	5.000%	9/15/27		125	148
	Pennsylvania Higher Educational Facilities Authority Revenue	5.000%	6/15/26	(15)	4,270	5,062
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23		6,225	6,821
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/23		1,450	1,589
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24		4,220	4,738
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/24		1,535	1,724
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25		4,510	5,178
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/25		1,625	1,866
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/21		2,120	2,243
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/21		3,000	3,174
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/22		5,010	5,478
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/20		1,925	1,946
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/21		3,035	3,177
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/22		750	808
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/23		3,000	3,316
¤	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.050%	5/1/20		750	750
¤	Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/22		4,085	4,085

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/48		12,050	12,790
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/21	(Prere.)	1,000	1,063
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22		4,080	4,425
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		425	435
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20		1,805	1,838
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21		29,715	30,668
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		490	519
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		6,130	6,497
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	2,300	2,453
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21		1,250	1,308
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22		34,980	37,062
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		500	548
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22		320	351
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		9,195	9,973
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		28,505	30,918
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23		670	727
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		515	582
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23		650	734
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		2,000	2,217
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		350	388
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		3,280	3,636
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		3,685	4,283
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		250	280
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24		4,000	4,649
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,230	1,391
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		3,955	4,472
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,555	1,758
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		850	1,014
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		750	856
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,500	4,108
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		7,735	9,227
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		1,215	1,398
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		4,460	5,133
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		500	611
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		1,010	1,172
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		2,000	2,340
[1,3]	Pennsylvania Turnpike Commission Revenue TOB PUT	0.220%	5/1/20	(4)LOC	7,500	7,500
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	12/1/20		3,750	3,750
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.430%	0.650%	12/1/21		10,000	9,865
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.500%	0.720%	12/1/21		25,000	24,689
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.820%	12/1/23		8,000	7,791
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.920%	12/1/22		5,000	4,886
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.880%	1.100%	12/1/20		30,100	30,097
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	12/1/21		5,000	4,969
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.200%	12/1/21		11,090	11,035
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	1.490%	12/1/20		11,430	11,429
	Peters Township PA School District (Washington County) GO	4.000%	9/15/23		190	207
	Peters Township PA School District (Washington County) GO	5.000%	1/15/24		125	142
	Peters Township PA School District (Washington County) GO	5.000%	9/15/24		150	173
	Peters Township PA School District (Washington County) GO	5.000%	1/15/25		200	233
	Peters Township PA School District (Washington County) GO	5.000%	9/15/25		250	296
	Peters Township PA School District (Washington County) GO	5.000%	1/15/26		275	328
	Peters Township PA School District (Washington County) GO	5.000%	9/15/26		185	225
	Peters Township PA School District (Washington County) GO	5.000%	1/15/27		275	335
	Peters Township PA School District (Washington County) GO	5.000%	9/15/27		625	776
	Philadelphia PA Airport Parking Authority Revenue	5.250%	9/1/24		4,025	4,064
	Philadelphia PA Airport Revenue	5.000%	7/1/20		750	755
	Philadelphia PA Airport Revenue	5.000%	7/1/21		750	782
	Philadelphia PA Airport Revenue	5.000%	7/1/22		1,020	1,093
	Philadelphia PA Airport Revenue	5.000%	7/1/23		860	946
	Philadelphia PA Airport Revenue	5.000%	7/1/24		650	732
	Philadelphia PA Airport Revenue	5.000%	6/15/25		8,505	8,539
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/25		10,300	11,234
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/26		4,655	5,131
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/27		4,300	4,786
	Philadelphia PA Authority for Industrial Development Revenue	5.000%	12/1/25	(4)	800	948
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/23		2,565	2,818
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/24		2,960	3,346
	Philadelphia PA Authority for Industrial Development Revenue (Benjamin Franklin Parkway Project)	5.000%	2/15/25		3,165	3,674
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22		4,470	4,880
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23		5,415	6,086

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Authority for Industrial Development Revenue (Independence Charter School)	4.000%	6/15/29		365	335
	Philadelphia PA Authority for Industrial Development Revenue (LaSalle University)	5.000%	5/1/22		1,920	1,973
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21		1,060	1,099
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21		3,660	3,795
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22		750	805
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22		5,695	6,119
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23		650	709
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23		5,705	6,258
¤	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/21		125	129
¤	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/22		125	130
¤	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/24		545	579
¤	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/25		1,000	1,125
¤	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/26		850	968
¤	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/27		1,000	1,151
	Philadelphia PA Gas Works Revenue	5.000%	10/1/22		3,115	3,367
	Philadelphia PA Gas Works Revenue	5.000%	8/1/23		1,015	1,119
	Philadelphia PA Gas Works Revenue	5.000%	8/1/24		915	1,030
	Philadelphia PA Gas Works Revenue	5.000%	8/1/25		1,095	1,249
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		2,250	2,574
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26		1,300	1,510
	Philadelphia PA GO	5.000%	8/1/20		3,625	3,660
	Philadelphia PA GO	5.000%	2/1/21		750	771
	Philadelphia PA GO	5.000%	8/1/21		3,500	3,665
	Philadelphia PA GO	5.000%	8/1/22		2,380	2,576
	Philadelphia PA GO	5.000%	8/1/22		4,810	5,206
	Philadelphia PA GO	5.000%	8/1/22		1,660	1,797
	Philadelphia PA GO	5.000%	8/1/24		2,640	3,030
	Philadelphia PA GO	5.000%	8/1/25		4,800	5,604
	Philadelphia PA GO	5.000%	8/1/26		4,555	5,438
	Philadelphia PA GO	5.000%	8/1/26		5,000	5,890
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.160%	5/1/20		1,900	1,900
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/21		715	735
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/22		1,000	1,051
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/23		2,750	2,946
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24		7,195	7,843
	Philadelphia PA Municipal Authority Revenue	5.000%	1/15/24	(4)	1,400	1,588
	Philadelphia PA School District GO	5.000%	9/1/20		500	507
	Philadelphia PA School District GO	5.000%	9/1/20		6,190	6,273
	Philadelphia PA School District GO	5.000%	9/1/21		2,745	2,888
	Philadelphia PA School District GO	5.000%	9/1/21		5,060	5,324
¤	Philadelphia PA School District GO	5.000%	9/1/21		6,500	6,817
	Philadelphia PA School District GO	5.000%	9/1/21		8,000	8,417
	Philadelphia PA School District GO	5.000%	9/1/22		4,000	4,354
	Philadelphia PA School District GO	5.000%	9/1/22		6,345	6,906
¤	Philadelphia PA School District GO	5.000%	9/1/22		3,500	3,798
	Philadelphia PA School District GO	5.000%	9/1/22		1,035	1,126
	Philadelphia PA School District GO	5.000%	9/1/23		6,450	7,232
	Philadelphia PA School District GO	5.000%	9/1/23		6,260	7,019
¤	Philadelphia PA School District GO	5.000%	9/1/23		2,820	3,153
	Philadelphia PA School District GO	5.250%	9/1/23		3,765	3,815
¤	Philadelphia PA School District GO	5.000%	9/1/24		310	356
	Philadelphia PA School District GO	5.000%	9/1/24		1,285	1,481
	Philadelphia PA School District GO	5.000%	9/1/24		1,000	1,153
	Philadelphia PA School District GO	5.000%	9/1/25		2,015	2,380
	Philadelphia PA School District GO	5.000%	9/1/25		1,825	2,155
	Philadelphia PA School District GO	5.000%	9/1/25		1,040	1,228
	Philadelphia PA School District GO	5.000%	9/1/26		2,690	3,221
	Philadelphia PA School District GO	5.000%	9/1/26		1,500	1,796
	Philadelphia PA School District GO	5.000%	6/1/27	(4)	1,135	1,382
	Philadelphia PA School District GO	5.000%	9/1/27		4,105	4,988
	Philadelphia PA School District GO	5.000%	9/1/27		2,500	3,038
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20		2,000	2,012
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/20		500	509
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21		1,065	1,110
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/21		1,285	1,339
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/22		520	565

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/23		5,085	5,667
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/23		425	475
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/23		1,020	1,139
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/24		1,400	1,605
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25		3,740	4,392
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/25		1,345	1,579
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26		1,795	2,155
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/26	(4)	3,030	3,274
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	4.000%	12/15/21		700	732
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/23		500	561
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	12/15/24		500	576
	Pittsburgh PA GO	5.000%	9/1/23		420	469
	Pittsburgh PA GO	5.000%	9/1/24		520	596
	Pittsburgh PA Urban Redevelopment Authority Revenue (Crawford 123 LP) PUT	2.250%	6/1/20		3,150	3,151
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20	(4)	3,385	3,430
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	(4)	14,360	15,647
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/23	(4)	15,225	17,108
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/24	(4)	17,180	19,864
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/25	(4)	690	819
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/26	(4)	650	790
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/27	(4)	960	1,195
[1]	Pittsburgh PA Water & Sewer Authority Revenue PUT, 70% of 1M USD LIBOR + 0.640%	1.390%	12/1/20	(4)	52,150	51,926
	Pocono Mountain PA School District GO	4.000%	9/1/23	(4)	2,650	2,888
	Reading PA School District GO	5.000%	3/1/24	(4)	665	752
	Saint Mary PA Hospital Authority Health System Revenue (Catholic Health)	5.000%	11/15/20	(ETM)	255	261
	Saint Mary PA Hospital Authority Health System Revenue (Catholic Health)	5.000%	11/15/20		1,245	1,270
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/20		900	919
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/23		500	557
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/24		1,950	2,229
	Scranton PA School District GO	5.000%	6/1/22		2,150	2,291
[1]	Scranton School District PA GO PUT, 68% of 1M USD LIBOR + 0.850%	1.519%	4/1/21		2,630	2,631
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28		2,795	3,126
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/21		675	698
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/22		360	386
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/23		885	980
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/24		700	799
	Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/25		750	879
	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	5,000	5,006
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	4.000%	6/15/20	(15)	1,940	1,947
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/21	(15)	1,345	1,402
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/22	(15)	1,160	1,230
	State Public School Building Authority Pennsylvania College Revenue (Community College of Philadelphia Project)	5.000%	6/15/23	(15)	2,580	2,800
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/20	(15)	1,035	1,052
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/21	(15)	2,670	2,816
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/20		2,995	2,995
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/21		1,180	1,226
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/22		1,050	1,117
	State Public School Building Authority Pennsylvania College Revenue (Northampton County Area Community College)	5.000%	6/15/33	(15)	1,885	1,992
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22		1,590	1,701
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/22	(15)	545	596
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/23	(15)	1,110	1,250
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/24	(15)	745	864
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/25	(15)	1,070	1,273
	University Area Joint Authority Pennsylvania Sewer Revenue	5.000%	11/1/26	(15)	1,000	1,184
[1]	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.580%	2/15/24		24,000	23,741
[1]	University of Pittsburgh PA of the Commonwealth System of Higher Education Revenue, SIFMA Municipal Swap Index Yield + 0.240%	0.460%	9/15/21		7,850	7,779
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		1,000	1,004
	Westmoreland County PA Municipal Authority Service Water Revenue	0.000%	8/15/23	(14)	5,020	4,792
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20		2,465	2,484

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Woodland Hills PA School District GO	4.000%	9/1/26	(15)	600	681
Woodland Hills PA School District GO	4.000%	9/1/27	(15)	630	725
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/23	(15)	1,265	1,394
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/24	(15)	1,000	1,134
York County PA School of Technology Authority Lease Revenue	5.000%	2/15/25	(15)	1,350	1,573
					1,610,161
Puerto Rico (0.4%)
¤ Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/21		8,335	8,293
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/24		805	796
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/25	(12)	50	50
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/22		910	882
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(14)	4,415	4,423
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/20	(4)	2,735	2,739
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	270	270
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	1,505	1,507
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/22	(14)	4,180	4,186
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(14)	700	701
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(14)	1,410	1,413
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(4)	110	111
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23	(4)	145	146
Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/24	(4)	300	302
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	2,285	2,287
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	4,625	4,630
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,270	5,344
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	1,805	1,844
Puerto Rico GO	5.500%	7/1/20	(14)	26,745	26,813
Puerto Rico GO	5.500%	7/1/20	(14)	4,165	4,176
Puerto Rico GO	5.500%	7/1/20	(12)(3)	120	120
Puerto Rico GO	5.250%	7/1/21	(14)	125	125
Puerto Rico GO	5.500%	7/1/21	(14)	2,655	2,699
Puerto Rico GO	4.000%	7/1/22	(4)	65	66
Puerto Rico GO	5.500%	7/1/22	(12)	20	21
Puerto Rico GO	5.250%	7/1/24	(4)	600	620
Puerto Rico GO	5.375%	7/1/25	(4)	125	129
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20	(14)	200	200
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/20	(4)	525	527
Puerto Rico Highway & Transportation Authority Revenue	5.500%	7/1/23	(4)	375	399
Puerto Rico Highway & Transportation Authority Transportation Revenue	5.000%	7/1/23	(12)	15	15
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22	(12)	20	21
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/21	(12)	40	41
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/21	(14)	155	157
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/23	(12)	25	26
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/27	(12)	100	101
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		14,769	12,569
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		34,174	25,740
					114,489
Rhode Island (0.4%)
Providence RI Public Buildings Authority Revenue	4.000%	9/15/24	(4)	500	549
Providence RI Public Buildings Authority Revenue	5.000%	9/15/25	(4)	500	583
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23		6,015	6,690
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/25		3,615	4,229
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20		1,165	1,170
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21		1,355	1,399
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/22		500	533
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24		3,065	3,501
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/21		200	208
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/21		400	422
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/21		405	426
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		610	664
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		450	486
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/22		200	216
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		450	505
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		640	710

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/23		300	333
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		365	422
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		670	763
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/24		1,110	1,254
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		225	262
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25		400	466
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/20	(ETM)	1,455	1,475
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/21		5,625	5,712
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/21	(ETM)	1,650	1,742
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/22		2,500	2,560
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/23		2,700	2,779
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/21		2,330	2,395
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/22		2,510	2,639
	Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/23		2,295	2,460
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/20		2,760	2,763
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	4.000%	5/15/21	(4)	10,470	10,790
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/21		2,000	2,078
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	4.000%	5/15/22	(4)	11,705	12,377
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/22		290	312
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/23		215	238
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/24		235	268
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/25	(4)	200	234
	Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/26	(4)	200	239
	Rhode Island Housing & Mortgage Finance Corp. Revenue PUT	1.700%	10/1/22		4,000	4,001
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/22		140	153
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/24		150	173
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/25		200	237
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/26		250	303
	Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/27		245	302
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21		2,755	2,820
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22		2,615	2,729
	Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/25		14,020	15,259
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		7,230	7,016
						109,845
South Carolina (1.7%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/23		3,360	3,738
	Aiken County SC Consolidated School District GO	5.000%	4/1/24		4,075	4,678
	Aiken County SC Consolidated School District GO	5.000%	4/1/25		2,180	2,574
	Beaufort County SC School District GO	5.000%	3/1/21		3,320	3,434
	Berkeley County SC School District Revenue	5.000%	12/1/20		1,000	1,025
	Charleston County SC School District GO	5.000%	2/1/21		1,135	1,170
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26		10,000	11,241
[1]	Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT, 70% of 1M USD LIBOR + 0.370%	0.629%	1/1/22		25,000	24,695
	Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/24		250	276
	Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/25		550	621
	Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/26		560	675

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/27		450	556
	Darlington County SC School District GO	5.000%	3/1/24		3,605	4,128
	Darlington County SC School District GO	5.000%	3/1/25		3,825	4,505
	Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27		865	962
	Florence SC Water & Sewer Revenue	5.000%	9/1/25		3,130	3,723
	Florence SC Water & Sewer Revenue	5.000%	9/1/26		4,320	5,268
	Greenville SC Hospital System Board Hospital Facilities Revenue	5.000%	5/1/21		560	582
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20		600	614
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21		1,015	1,078
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22		1,000	1,089
	Lancaster County SC School District GO	5.000%	3/1/25		4,140	4,876
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/20		550	561
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/22		550	590
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/23		1,925	2,116
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/24		710	798
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25		520	593
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		3,200	3,325
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20		500	502
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21		1,000	1,043
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21		1,245	1,314
	Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22		1,240	1,344
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22		1,390	1,522
[1]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		42,745	45,320
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		7,310	7,495
¤	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		8,400	9,422
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		1,490	1,713
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		1,245	1,432
	Richland County SC School District No. 2 GO	5.000%	2/1/22		19,280	20,650
	Rock Hill SC Utility System Revenue	5.000%	1/1/21		685	703
	Rock Hill SC Utility System Revenue	5.000%	1/1/22		780	831
	Rock Hill SC Utility System Revenue	5.000%	1/1/22		165	176
	Rock Hill SC Utility System Revenue	5.000%	1/1/23		190	209
	Rock Hill SC Utility System Revenue	5.000%	1/1/23		1,110	1,219
	Rock Hill SC Utility System Revenue	5.000%	1/1/24		135	153
	Rock Hill SC Utility System Revenue	5.000%	1/1/24		1,000	1,132
	Rock Hill SC Utility System Revenue	5.000%	1/1/25		165	192
	Rock Hill SC Utility System Revenue	5.000%	1/1/26		310	369
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/20		3,460	3,540
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/21		2,950	3,129
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/22		4,075	4,463
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		3,145	3,668
	South Carolina Housing Finance & Development Authority Mortgage Revenue	4.000%	7/1/47		4,385	4,626
	South Carolina Housing Finance & Development Authority Mortgage Revenue	4.500%	7/1/48		8,235	8,877
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23		1,860	2,014
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24		1,825	2,025
[3]	South Carolina Jobs Economic Development Authority Hospital Revenue (Bon Secours Mercy Health Inc.) TOB VRDO	0.370%	5/7/20		7,520	7,520
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/25		960	1,097
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/26		470	547
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/27		820	968
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	(ETM)	2,710	2,738
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	(ETM)	1,000	1,053
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	(ETM)	1,500	1,607
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(ETM)	1,500	1,696
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/24		1,000	1,103
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/25		1,850	2,075
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/26		3,050	3,470
	South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	(ETM)	1,765	1,802
	South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	10/1/25		25,000	28,208
	South Carolina Jobs Economic Development Authority Revenue (Woodlands at Furman Project)	5.000%	11/15/26		290	288
	South Carolina Public Service Authority Revenue	5.000%	7/1/20	(Prere.)	1,255	1,263
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		39,545	40,415
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		4,115	4,205
	South Carolina Public Service Authority Revenue	5.000%	12/1/20		665	680

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,750	3,966
South Carolina Public Service Authority Revenue	5.000%	12/1/21		715	756
South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	450	480
South Carolina Public Service Authority Revenue	5.000%	12/1/21		3,060	3,236
South Carolina Public Service Authority Revenue	5.000%	12/1/22		2,025	2,149
South Carolina Public Service Authority Revenue	5.000%	12/1/22		580	615
South Carolina Public Service Authority Revenue	5.000%	12/1/22		7,500	7,959
South Carolina Public Service Authority Revenue	5.000%	12/1/22		1,185	1,258
South Carolina Public Service Authority Revenue	5.000%	12/1/22		10,075	10,692
South Carolina Public Service Authority Revenue	5.000%	12/1/23		520	560
South Carolina Public Service Authority Revenue	5.000%	12/1/23		3,575	3,853
South Carolina Public Service Authority Revenue	5.000%	12/1/24		300	328
South Carolina Public Service Authority Revenue	5.000%	12/1/24		10,065	11,005
South Carolina Public Service Authority Revenue	5.000%	12/1/25		2,205	2,400
South Carolina Public Service Authority Revenue	5.000%	12/1/25		10,250	11,248
South Carolina Public Service Authority Revenue	5.000%	12/1/25		1,105	1,143
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,000	1,095
South Carolina Public Service Authority Revenue	5.000%	12/1/26		1,045	1,080
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	615	668
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	995	1,081
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	525	570
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/22		585	614
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/23		600	629
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/25		1,040	1,087
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23		4,885	5,401
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23		7,025	7,767
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/24		16,200	18,277
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/25		16,225	18,608
South Carolina Transportation Infrastructure Revenue	3.100%	10/1/26		10,065	10,435
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/26		21,790	25,391
South Carolina Transportation Infrastructure Revenue	3.000%	10/1/27		3,600	3,710
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/23		1,000	1,083
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/24		750	828
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/25		750	844
York County SC GO	5.000%	4/1/25		3,825	4,389
					484,514
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23		1,700	1,873
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/21		800	826
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/22		375	400
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/23		750	823
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/24		1,120	1,262
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue	5.000%	4/1/25		1,000	1,155
South Dakota Building Authority Revenue	5.000%	6/1/20		500	502
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/22		1,285	1,377
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/23		750	824
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/24		1,000	1,124
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/25		500	574
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20		665	675
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20		645	658
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21		500	522
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21		550	582
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		400	429
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22		535	574
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29		1,000	1,100
South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	7/1/24		4,805	5,201
South Dakota Housing Development Authority Homeownership Mortgage Revenue	4.000%	11/1/47		8,045	8,524
					29,005
Tennessee (1.6%)
Chattanooga TN Electric System Revenue	5.000%	9/1/21		2,500	2,636
Chattanooga TN Electric System Revenue	5.000%	9/1/22		2,015	2,199
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/25		1,000	1,135
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/26		1,600	1,848
Clarksville TN Natural Gas Acquisition Corp. Revenue	5.000%	12/15/20		1,150	1,171
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/20		1,500	1,508
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/21		1,075	1,114
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/22		1,265	1,346

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/23		900	981
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/24		3,500	3,810
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/25		2,810	3,045
	Hamilton County TN GO	5.000%	4/1/24		2,000	2,299
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22		3,545	3,800
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/24		1,000	1,109
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/26		1,100	1,264
	Knox County TN GO	5.000%	6/1/25		1,375	1,631
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	9/1/21		1,335	1,389
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	4/1/22		960	1,015
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	9/1/22		145	155
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	4/1/23		1,000	1,084
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	9/1/23		1,370	1,499
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	4/1/24		1,250	1,386
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	9/1/25		1,670	1,898
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue(University Health System Inc.)	5.000%	9/1/26		1,835	2,122
	Memphis TN Electric System Revenue	5.000%	12/1/24		775	903
	Memphis TN Gas System Revenue	5.000%	12/1/24		665	778
	Memphis TN GO	5.000%	6/1/23		6,585	7,355
	Memphis TN Water System Revenue	4.000%	12/1/24		860	971
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22		5,280	5,478
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		18,905	21,203
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24		3,945	4,282
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25		23,375	27,746
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25		46,420	52,062
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26		14,485	16,246
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20		2,500	2,502
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	3.000%	10/1/24		520	509
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20		1,075	1,082
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/25		1,000	1,142
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/26		850	987
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/27		1,000	1,179
	Shelby County TN GO	5.000%	4/1/23		1,125	1,252
	Shelby County TN GO	5.000%	4/1/25		4,710	5,561
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/21		1,350	1,403
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/23		1,210	1,318
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare) VRDO	0.200%	5/1/20	(4)	4,500	4,500
	Sullivan County TN GO	5.000%	5/1/21		2,705	2,815
	Sullivan County TN GO	5.000%	5/1/22		2,745	2,957
	Sullivan County TN GO	5.000%	5/1/23		2,985	3,321
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		51,760	57,583
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		19,005	19,160
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21		8,535	8,691
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21		13,315	13,747
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		2,195	2,285
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,585	1,671
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		5,725	6,048
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		2,840	3,046
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		5,910	6,444
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23		77,425	80,414
[1]	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		16,415	17,449
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		1,035	1,076
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/42		3,620	3,826
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45		1,955	2,042
	Washington County TN GO	4.000%	6/1/21		2,030	2,098
	Washington County TN GO	4.000%	6/1/23		2,050	2,228
	Williamson County TN GO	5.000%	4/1/23		1,700	1,892

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Williamson County TN GO	5.000%	4/1/24		1,675	1,924
	Wilson County TN GO	5.000%	4/1/24		3,420	3,926

						444,546
Texas (11.8%)
	Alamo TX Community College District GO	5.000%	8/15/23		5,455	6,134
	Alamo TX Community College District GO	5.000%	8/15/24		12,260	14,208
	Alamo TX Community College District GO	5.000%	8/15/25		8,255	9,826
	Aldine TX Independent School District GO	5.000%	2/15/24		200	228
	Aldine TX Independent School District GO	5.000%	2/15/25		350	411
	Alief TX Independent School District GO	5.000%	2/15/25		2,595	3,040
	Alief TX Independent School District GO	5.000%	2/15/26		1,300	1,561
	Allen TX Independent School District GO	5.000%	2/15/25		1,000	1,138
	Allen TX Independent School District GO	5.000%	2/15/25		1,125	1,317
	Alvin TX Independent School District GO PUT	1.400%	8/15/20		12,500	12,504
[1]	Alvin TX Independent School District GO PUT	2.150%	8/15/21		9,555	9,652
	Alvin TX Independent School District GO PUT	1.250%	8/15/22		7,825	7,810
	Arlington TX GO	4.000%	8/15/23		2,925	3,199
	Arlington TX GO	5.000%	8/15/24		2,925	3,392
	Arlington TX GO	5.000%	8/15/24		2,795	3,242
	Arlington TX GO	5.000%	8/15/25		2,925	3,483
	Arlington TX GO	5.000%	8/15/25		2,795	3,328
	Arlington TX GO	5.000%	8/15/26		2,920	3,557
	Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/24		185	212
	Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/25		195	228
	Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/26		200	240
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/22		335	362
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/24		325	372
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/25		400	467
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/26		420	501
	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	5.000%	8/15/27		520	631
	Arlington TX Independent School District GO	5.000%	2/15/24		2,615	2,988
	Arlington TX Independent School District GO	5.000%	2/15/25		1,400	1,546
	Arlington TX Independent School District GO	5.000%	2/15/25		2,275	2,674
	Arlington TX Special Tax Revenue	3.000%	2/15/21		750	762
	Arlington TX Special Tax Revenue	4.000%	2/15/22		750	789
	Arlington TX Special Tax Revenue	4.000%	2/15/23		910	979
	Arlington TX Special Tax Revenue	5.000%	2/15/24		1,410	1,596
	Arlington TX Special Tax Revenue	5.000%	2/15/25	(4)	1,220	1,423
	Arlington TX Special Tax Revenue	5.000%	2/15/26	(4)	1,110	1,290
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22		400	400
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/22		500	499
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23		750	749
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/23		755	751
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24		750	746
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/24		690	683
	Austin TX Combined Utility System Revenue CP	1.110%	7/2/20		35,530	35,561
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20		1,000	1,010
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22		1,000	1,086
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23		200	224
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24		200	231
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25		255	302
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27		1,015	1,192
	Austin TX Electric Utility System Revenue	5.000%	11/15/20		1,010	1,033
	Austin TX GO	5.000%	9/1/22		11,740	12,803
	Austin TX GO	5.000%	5/1/23		1,795	1,997
	Austin TX GO	5.000%	11/1/23		1,895	2,141
	Austin TX GO	5.000%	5/1/25		1,780	2,093
	Austin TX GO	5.000%	11/1/26		1,485	1,811
	Austin TX Independent School District GO	5.000%	8/1/24		1,360	1,579
	Austin TX Independent School District GO	5.000%	8/1/25		1,775	2,119
	Austin TX Independent School District GO	5.000%	8/1/26		3,095	3,785
	Austin TX Independent School District GO	5.000%	8/1/26		9,690	11,852
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	(ETM)	30	31
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/20		1,055	1,079
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	(ETM)	1,410	1,442
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/22	(ETM)	500	542
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/22		500	540
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/22		100	110
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/26		3,380	4,145
	Beaumont TX Independent School District GO	5.000%	2/15/23		3,945	4,367
	Beaumont TX Independent School District GO	5.000%	2/15/24		4,150	4,737

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Beaumont TX Independent School District GO	5.000%	2/15/25	4,360	5,120
	Bedford TX GO	5.000%	2/1/22	2,515	2,685
	Bedford TX GO	5.000%	2/1/23	2,635	2,908
	Bedford TX GO	5.000%	2/1/24	2,775	3,154
	Bedford TX GO	5.000%	2/1/25	2,920	3,409
	Bexar County TX GO	5.000%	6/15/23	4,055	4,540
	Bexar County TX GO	5.000%	6/15/24	1,000	1,154
	Bexar County TX GO	5.000%	6/15/24	350	404
	Bexar County TX GO	5.000%	6/15/25	1,560	1,851
	Bexar County TX GO	5.000%	6/15/26	2,240	2,728
	Bexar County TX GO	5.000%	6/15/27	1,165	1,454
	Bexar County TX Hospital District GO	5.000%	2/15/21	2,125	2,192
	Bexar County TX Hospital District GO	5.000%	2/15/22	1,555	1,665
	Bexar County TX Hospital District GO	5.000%	2/15/23	1,545	1,710
	Bexar County TX Hospital District GO	5.000%	2/15/24	2,015	2,299
	Bexar County TX Hospital District GO	5.000%	2/15/24	1,185	1,352
	Bexar County TX Hospital District GO	5.000%	2/15/25	1,395	1,636
	Bexar County TX Hospital District GO	5.000%	2/15/26	4,040	4,853
	Brazosport TX Independent School District GO	5.000%	2/15/25	1,955	2,285
	Brazosport TX Independent School District GO	5.000%	2/15/26	1,605	1,921
	Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,267
	Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,052
	Calhoun County TX Independent School District GO	5.000%	2/15/24	3,900	4,442
	Capital Area Housing Finance Corp. TX Revenue (Mission Trail El Camino Real Apartments) PUT	2.100%	9/1/22	6,875	6,933
	Carrollton TX GO	5.000%	8/15/25	1,225	1,459
	Carrollton TX GO	5.000%	8/15/26	1,200	1,466
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	2,730	2,800
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/22	3,500	3,614
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	2,615	2,781
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	225	239
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	4,500	4,713
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	1,170	1,225
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	5,533
¤	City of Houston TX Airport System Revenue	5.000%	7/1/27	1,700	1,808
	Clear Creek TX Independent School District GO	5.000%	2/15/23	430	477
	Clear Creek TX Independent School District GO	5.000%	2/15/24	440	503
	Clear Creek TX Independent School District GO	5.000%	2/15/25	1,000	1,178
	Clear Creek TX Independent School District GO	5.000%	2/15/26	1,000	1,208
	Clear Creek TX Independent School District GO	5.000%	2/15/27	1,415	1,748
	Clear Creek TX Independent School District GO PUT	1.450%	8/14/20	8,500	8,504
[1]	Clear Creek TX Independent School District GO PUT	2.150%	8/16/21	8,050	8,132
	Clear Creek TX Independent School District GO PUT	1.350%	8/15/22	10,500	10,483
	College of the Mainland TX GO	5.000%	8/15/22	625	679
	College of the Mainland TX GO	5.000%	8/15/23	500	561
	College of the Mainland TX GO	5.000%	8/15/24	280	323
	College of the Mainland TX GO	5.000%	8/15/25	350	413
	College of the Mainland TX GO	5.000%	8/15/26	400	484
	College of the Mainland TX GO	5.000%	8/15/27	500	618
	College Station TX GO	5.000%	2/15/22	1,650	1,768
	College Station TX GO	5.000%	2/15/23	1,735	1,917
	College Station TX GO	5.000%	2/15/24	3,655	4,168
	Collin County TX Community College District GO	5.000%	8/15/24	2,185	2,531
	Collin County TX Community College District GO	5.000%	8/15/25	1,750	2,080
	Collin County TX Community College District GO	5.000%	8/15/26	2,000	2,434
	Collin County TX Community College District GO	5.000%	8/15/27	2,000	2,487
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/22	1,000	1,066
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/23	1,395	1,537
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/24	1,625	1,846
	Colorado River TX Municipal Water District Revenue	5.000%	1/1/25	1,055	1,233
	Conroe TX GO	5.000%	11/15/24	1,415	1,648
	Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,489
	Conroe TX Independent School District GO	5.000%	2/15/25	2,575	3,015
	Conroe TX Independent School District GO	5.000%	2/15/25	4,490	5,257
	Conroe TX Independent School District GO	5.000%	2/15/26	3,495	4,196
	Conroe TX Independent School District GO	5.000%	2/15/27	5,535	6,615
	Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,091
	Coppell TX Independent School District GO	5.000%	8/15/25	5,995	7,146
	Corpus Christi TX GO	5.000%	3/1/22	4,000	4,295
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	7,510	8,047
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/24	1,225	1,357
	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/26	1,395	1,437

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		7,050	7,052
	Cypress-Fairbanks TX Independent School District GO PUT	1.400%	8/17/20		5,375	5,377
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/17/20		4,850	4,874
[1]	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		6,120	6,180
[1]	Cypress-Fairbanks TX Independent School District GO PUT	2.125%	8/16/21		1,085	1,096
[1]	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		10,625	10,639
	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		5,750	5,757
[1]	Cypress-Fairbanks TX Independent School District GO PUT	1.250%	8/15/22		5,625	5,612
	Dallas County TX Community College District GO	5.000%	2/15/25		3,270	3,819
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21		7,230	7,461
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22		5,365	5,732
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23		1,000	1,103
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23		2,300	2,538
¤	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21		590	618
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22		140	154
¤	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22		625	679
¤	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23		2,000	2,244
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24		275	321
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25		750	896
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25		2,800	3,343
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26		1,000	1,220
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		1,065	1,328
	Dallas TX GO	5.000%	2/15/22		6,135	6,578
	Dallas TX GO	5.000%	2/15/23	(15)	3,400	3,745
	Dallas TX GO	5.000%	2/15/23	(15)	10,875	11,977
	Dallas TX GO	5.000%	2/15/23		1,440	1,534
	Dallas TX GO	5.000%	2/15/24		1,280	1,444
	Dallas TX GO	5.000%	2/15/24		7,700	8,689
	Dallas TX GO	5.000%	2/15/24		6,280	7,086
	Dallas TX GO	5.000%	2/15/25		9,000	10,401
	Dallas TX GO	5.000%	2/15/25		7,700	8,899
	Dallas TX GO	5.000%	2/15/26		3,675	4,143
	Dallas TX Housing Finance Corp. Revenue (Estates at Shiloh) PUT	1.510%	7/1/23		3,750	3,739
	Dallas TX Independent School District GO	5.000%	2/15/22	(Prere.)	8,800	9,462
	Dallas TX Independent School District GO	5.000%	2/15/22		8,835	9,395
	Dallas TX Independent School District GO	5.000%	8/15/23		7,275	8,178
	Dallas TX Independent School District GO	4.000%	8/15/25		1,190	1,268
	Dallas TX Independent School District GO	5.000%	2/15/26		4,000	4,127
	Dallas TX Independent School District GO	5.000%	2/15/26		1,160	1,358
	Dallas TX Independent School District GO	4.000%	8/15/26		2,860	3,046
	Dallas TX Independent School District GO PUT	5.000%	2/15/22	(Prere.)	310	333
	Dallas TX Independent School District GO PUT	5.000%	2/15/22	(Prere.)	2,815	3,027
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		3,315	3,857
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		3,735	4,346
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/25		1,740	2,078
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/26		2,500	2,933
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		2,500	2,542
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20		1,035	1,052
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21		4,045	4,240
	Deer Park TX Independent School District GO PUT	1.550%	10/1/20		2,075	2,077
	Del Valle TX Independent School District GO	5.000%	6/15/25		1,500	1,778
	Del Valle TX Independent School District GO	5.000%	6/15/26		1,000	1,215
	Del Valle TX Independent School District GO	5.000%	6/15/27		1,000	1,244
	Denton County TX GO	5.000%	7/15/24		515	592
	Denton County TX GO	5.000%	7/15/25		1,600	1,890
	Denton County TX GO	5.000%	7/15/26		1,845	2,233
	Denton TX GO	5.000%	2/15/22		2,000	2,006
	Denton TX GO	5.000%	2/15/24		1,430	1,632
	Denton TX Independent School District GO	0.000%	8/15/20		1,195	1,192
	Denton TX Independent School District GO	0.000%	8/15/22		5,000	4,893
	Denton TX Independent School District GO	5.000%	8/15/24		2,775	3,217
	Denton TX Independent School District GO	5.000%	8/15/25		1,170	1,369
	Denton TX Independent School District GO PUT	2.000%	8/1/24		4,500	4,594
	Dickinson TX Independent School District GO PUT	1.350%	8/2/21		2,600	2,600
	Donna TX Independent School District GO	5.000%	2/15/24		250	286
	Donna TX Independent School District GO	5.000%	2/15/25		500	589
	Donna TX Independent School District GO	5.000%	2/15/26		500	605
	Dripping Springs TX Independent School District GO	5.000%	2/15/26		845	973
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24		10,275	10,506
	Eanes TX Independent School District GO	5.000%	8/1/25		1,180	1,403
	Eanes TX Independent School District GO	5.000%	8/1/26		2,470	3,009

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
¤	El Paso TX GO	5.000%	8/15/21	410	429
	El Paso TX GO	5.000%	8/15/21	5,615	5,913
	El Paso TX GO	5.000%	8/15/22	400	435
¤	El Paso TX GO	5.000%	8/15/22	435	468
	El Paso TX GO	5.000%	8/15/22	2,860	3,112
	El Paso TX GO	5.000%	8/15/23	255	286
¤	El Paso TX GO	5.000%	8/15/23	455	504
	El Paso TX GO	5.000%	8/15/24	350	404
¤	El Paso TX GO	5.000%	8/15/24	480	547
	El Paso TX GO	5.000%	8/15/24	135	155
	El Paso TX GO	5.000%	8/15/25	2,210	2,607
¤	El Paso TX GO	5.000%	8/15/25	1,005	1,173
	El Paso TX GO	5.000%	8/15/25	600	709
	El Paso TX GO	5.000%	8/15/26	1,110	1,345
¤	El Paso TX GO	5.000%	8/15/26	685	818
	El Paso TX GO	5.000%	8/15/26	1,010	1,224
	El Paso TX GO	5.000%	8/15/27	1,000	1,239
	El Paso TX GO	5.000%	8/15/27	1,205	1,494
¤	El Paso TX GO	5.000%	8/15/27	715	872
	El Paso TX Independent School District GO	5.000%	8/15/25	1,000	1,190
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/23	1,505	1,666
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/24	1,780	2,031
	El Paso TX Municipal Drainage Utility System Revenue	5.000%	3/1/25	1,985	2,328
	El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,795
	El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,010	1,044
	El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,140	1,224
	El Paso TX Water & Sewer Revenue	5.000%	3/1/24	2,500	2,677
	El Paso TX Water & Sewer Revenue	5.000%	3/1/25	3,095	3,630
	Fort Bend County TX GO	5.000%	3/1/21	2,020	2,089
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,414
	Fort Bend County TX GO	5.000%	3/1/24	2,270	2,596
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,275
	Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	214
	Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	220
¤	Fort Bend TX Independent School District GO	5.000%	8/15/24	1,000	1,156
¤	Fort Bend TX Independent School District GO	5.000%	8/15/25	1,000	1,185
¤	Fort Bend TX Independent School District GO	5.000%	8/15/26	750	908
¤	Fort Bend TX Independent School District GO	5.000%	8/15/27	1,000	1,235
	Fort Bend TX Independent School District GO	5.000%	2/15/21	4,855	5,009
	Fort Bend TX Independent School District GO	5.000%	2/15/24	2,775	3,161
	Fort Bend TX Independent School District GO	5.000%	2/15/25	2,500	2,923
	Fort Bend TX Independent School District GO	5.000%	8/15/25	2,215	2,624
	Fort Bend TX Independent School District GO	5.000%	2/15/26	1,350	1,614
	Fort Bend TX Independent School District GO	5.000%	8/15/26	3,000	3,630
	Fort Bend TX Independent School District GO PUT	1.350%	8/1/20	3,170	3,169
	Fort Bend TX Independent School District GO PUT	1.500%	8/1/21	5,270	5,268
	Fort Bend TX Independent School District GO PUT	1.950%	8/1/22	12,500	12,571
	Fort Worth TX GO	5.000%	3/1/21	10,060	10,396
	Fort Worth TX GO	4.000%	3/1/23	2,260	2,443
	Fort Worth TX GO	5.000%	3/1/24	4,535	5,189
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,330
	Fort Worth TX Independent School District GO	5.000%	2/15/23	850	940
	Fort Worth TX Independent School District GO	5.000%	2/15/24	1,500	1,710
	Fort Worth TX Independent School District GO	5.000%	2/15/24	1,670	1,904
	Fort Worth TX Independent School District GO	5.000%	2/15/25	1,820	2,135
	Fort Worth TX Independent School District GO	5.000%	2/15/25	1,070	1,255
	Fort Worth TX Independent School District GO	5.000%	2/15/26	5,040	6,033
	Fort Worth TX Independent School District GO	5.000%	2/15/26	1,500	1,805
	Fort Worth TX Independent School District GO	5.000%	2/15/26	1,260	1,476
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	1,585	1,636
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,840	2,105
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/24	1,940	2,220
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	1,935	2,276
	Frisco TX GO	5.000%	2/15/21	4,295	4,433
	Frisco TX GO	5.000%	2/15/21	8,890	9,175
	Frisco TX GO	5.000%	2/15/24	10,000	11,069
	Frisco TX Independent School District GO	5.000%	8/15/24	1,535	1,671
	Frisco TX Independent School District GO	5.000%	8/15/24	2,900	3,365
	Frisco TX Independent School District GO	5.000%	8/15/25	1,900	2,264
	Frisco TX Independent School District GO	5.000%	8/15/25	2,640	3,145
	Frisco TX Independent School District GO	5.000%	8/15/26	1,830	2,232

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Galena Park TX Independent School District GO	5.000%	8/15/24		1,030	1,186
	Galena Park TX Independent School District GO	5.000%	8/15/25		1,560	1,843
	Galena Park TX Independent School District GO	5.000%	8/15/25		1,000	1,181
	Galena Park TX Independent School District GO	5.000%	8/15/26		2,000	2,419
	Galveston County TX GO	4.000%	2/1/21		1,000	1,023
	Galveston County TX GO	4.000%	2/1/22		1,110	1,169
	Galveston County TX GO	4.000%	2/1/23		840	905
	Galveston County TX GO	4.000%	2/1/24		1,000	1,101
	Galveston County TX GO	4.000%	2/1/25		1,085	1,219
	Garland TX Electric Utility System Revenue	5.000%	3/1/25		725	844
	Garland TX Electric Utility System Revenue	5.000%	3/1/26		750	892
	Garland TX GO	5.000%	2/15/24		755	861
	Garland TX GO	5.000%	2/15/25		800	939
	Garland TX GO	5.000%	2/15/26		690	829
	Garland TX Independent School District GO	5.000%	2/15/25		3,815	3,933
	Georgetown TX Independent School District GO PUT	2.000%	8/1/20		12,000	12,021
	Georgetown TX Independent School District GO PUT	2.750%	8/1/22		7,750	7,963
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/24		1,630	1,861
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/25		1,415	1,660
[1]	Goose Creek TX Consolidated Independent School District GO PUT	1.950%	8/14/20		6,750	6,762
	Goose Creek TX Consolidated Independent School District GO PUT	1.300%	8/16/21		6,900	6,896
	Granbury TX Independent School District GO	5.000%	8/1/24		1,205	1,349
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/23	(Prere.)	1,000	1,139
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.500%	10/1/23	(Prere.)	9,320	10,773
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	10/1/23		26,445	29,322
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23		183,315	195,414
	Grand Prairie TX Independent School District GO	5.000%	2/15/21		1,500	1,548
	Grand Prairie TX Independent School District GO	5.000%	2/15/23		675	748
	Grapevine-Colleyville TX Independent School District GO	4.000%	8/15/21		200	208
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/25		1,450	1,523
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26		1,500	1,780
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20	(Prere.)	1,775	1,780
	Grapevine-Colleyville TX Independent School District GO PUT	2.000%	8/1/20		1,975	1,978
	Hallsville TX Independent School District GO	5.000%	2/15/24		1,895	2,158
	Hallsville TX Independent School District GO	5.000%	2/15/25		2,515	2,943
	Hallsville TX Independent School District GO	5.000%	2/15/26		1,490	1,787
	Hallsville TX Independent School District GO	5.000%	2/15/27		4,000	4,912
	Harlandale TX Independent School District GO	4.000%	8/15/27		1,410	1,644
[1]	Harlandale TX Independent School District GO PUT	3.000%	8/15/21		4,500	4,522
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/22		1,000	1,078
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/23		1,500	1,658
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/24		5,000	5,653
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/25		5,000	5,770
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/26		8,000	9,376
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT	5.000%	12/1/22		2,900	3,152
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT	5.000%	12/1/24		8,150	9,229
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT	5.000%	12/1/26		9,210	11,087
[1]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.375%	0.595%	4/1/21		17,500	17,391
[1]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.640%	12/1/22		6,500	6,378
[1]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System), SIFMA Municipal Swap Index Yield + 0.750%	0.970%	6/1/20		2,000	1,999
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	6/1/22		500	532
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	6/1/23		700	764
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	6/1/24		1,250	1,398
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20		2,500	2,554
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21		2,950	3,125
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22		1,820	1,962
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		1,580	1,669
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21		4,000	4,224
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		1,000	1,083
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22		2,560	2,773

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		1,250	1,393
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		2,000	2,288
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital) PUT	5.000%	10/1/24		10,000	11,469
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/21		760	806
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/22		600	657
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/23		760	857
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/24		1,025	1,188
Harris County TX Flood Control District GO	5.000%	10/1/26		7,520	8,656
Harris County TX Flood Control District Revenue	5.000%	10/1/24		3,295	3,837
Harris County TX Flood Control District Revenue	5.000%	10/1/25		1,190	1,373
Harris County TX Flood Control District Revenue	5.000%	10/1/25		2,555	3,059
Harris County TX GO	5.000%	10/1/22		10,025	10,963
Harris County TX GO	5.000%	10/1/22		1,100	1,203
Harris County TX GO	5.000%	10/1/23		8,575	9,367
Harris County TX GO	5.000%	10/1/23		3,950	4,315
Harris County TX GO	5.000%	10/1/23		4,465	5,041
Harris County TX GO	5.000%	10/1/24		9,000	9,831
Harris County TX GO	5.000%	10/1/24		6,580	7,653
Harris County TX GO	5.000%	10/1/24		3,315	3,856
Harris County TX GO	5.000%	10/1/25		1,800	2,150
Harris County TX GO	5.000%	10/1/25		1,140	1,363
Harris County TX GO	5.000%	10/1/26		1,360	1,627
Harris County TX Hospital District Revenue	5.000%	2/15/22		1,235	1,317
Harris County TX Hospital District Revenue	5.000%	2/15/23		2,000	2,162
Harris County TX Hospital District Revenue	5.000%	2/15/24		2,250	2,489
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/25		1,560	1,860
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/24		2,145	2,491
Harris County TX Sports Authority Revenue	5.000%	11/15/20		3,300	3,314
Harris County TX Sports Authority Revenue	5.000%	11/15/20		575	577
Harris County TX Sports Authority Revenue	5.000%	11/15/21		8,115	8,192
Harris County TX Sports Authority Revenue	5.000%	11/15/26	(4)	11,155	11,743
Hays County TX GO	5.000%	2/15/21		850	878
Hays County TX GO	5.000%	2/15/21		285	294
Hays County TX GO	5.000%	2/15/23		1,120	1,238
Hays County TX GO	5.000%	2/15/23		840	929
Hays County TX GO	5.000%	2/15/24		840	957
Hays County TX GO	5.000%	2/15/24		1,035	1,179
Hays County TX GO	5.000%	2/15/25		850	995
Hays County TX GO	5.000%	2/15/25		1,265	1,480
Hays County TX GO	5.000%	2/15/26		1,600	1,919
Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/22		400	427
Hidalgo County TX Drain District No. 1 GO	4.000%	9/1/23		350	383
Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/24		430	498
Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/25		525	623
Hidalgo County TX Drain District No. 1 GO	5.000%	9/1/26		900	1,090
Houston TX Airport System Revenue	5.000%	7/1/24		2,225	2,496
Houston TX Airport System Revenue	5.000%	7/1/25		3,510	4,015
Houston TX Airport System Revenue	5.000%	7/1/25		1,650	1,888
Houston TX Community College System GO	5.000%	2/15/25		1,655	1,918
Houston TX Community College System GO	5.000%	2/15/26		800	949
Houston TX Community College System GO	5.000%	2/15/27		2,870	3,464
Houston TX Community College System Revenue	5.000%	4/15/23		2,000	2,209
Houston TX Community College System Revenue	5.000%	4/15/24		2,895	3,285
Houston TX GO	5.000%	3/1/21		2,500	2,584
Houston TX GO	5.000%	3/1/22		20,000	21,462
Houston TX GO	5.000%	3/1/22		3,000	3,219
Houston TX GO	5.000%	3/1/22	(Prere.)	1,000	1,078
Houston TX GO	5.000%	3/1/23		12,605	13,968
Houston TX GO	5.000%	3/1/23		1,750	1,939
Houston TX GO	5.000%	3/1/24		2,315	2,643
Houston TX GO	5.000%	3/1/24		10,000	11,418
Houston TX GO	5.000%	3/1/25		5,000	5,869
Houston TX GO	5.000%	3/1/26		1,500	1,805
Houston TX GO	5.000%	3/1/26		3,500	4,212
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21		1,500	1,487
Houston TX Independent School District GO	5.000%	2/15/24		20,330	23,158
Houston TX Independent School District GO	5.000%	2/15/25		8,525	9,972
Houston TX Independent School District GO PUT	1.450%	6/1/20		3,500	3,502
Houston TX Independent School District GO PUT	2.200%	6/1/20		9,135	9,138
Houston TX Independent School District GO PUT	2.400%	6/1/21		3,000	3,033

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Houston TX Independent School District GO PUT	2.400%	6/1/21		3,400	3,438
	Houston TX Independent School District GO PUT	2.250%	6/1/22		3,925	3,985
	Houston TX Independent School District GO PUT	2.250%	6/1/22		21,125	21,411
	Houston TX Utility System Revenue	5.000%	11/15/20		3,500	3,579
	Houston TX Utility System Revenue	5.000%	5/15/21		5,075	5,288
	Houston TX Utility System Revenue	5.000%	11/15/22		7,315	8,041
	Houston TX Utility System Revenue	5.000%	11/15/23		7,430	8,423
	Houston TX Utility System Revenue	5.000%	11/15/23		260	295
	Houston TX Utility System Revenue	5.000%	11/15/24		2,060	2,401
	Houston TX Utility System Revenue	5.000%	11/15/24		310	361
	Houston TX Utility System Revenue	5.000%	11/15/25		1,425	1,705
	Houston TX Utility System Revenue	5.000%	5/15/27		6,550	7,516
[1]	Houston TX Utility System Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.643%	8/1/21		50,150	49,329
	Humble TX Independent School District GO	5.500%	2/15/25		1,630	1,954
	Humble TX Independent School District GO	4.000%	2/15/26		4,000	4,477
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,100	1,276
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,645	1,896
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,520	1,763
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		1,250	1,489
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		4,250	5,030
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/25		1,375	1,637
	Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26		1,250	1,526
	Irving TX GO	5.000%	9/15/25		3,090	3,690
	Irving TX GO	5.000%	9/15/26		3,150	3,856
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/20		250	254
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/21		250	263
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/22		250	269
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/23		350	386
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/24		515	581
	Irving TX Hospital Authority Revenue (Baylor Medical Center at Irving)	5.000%	10/15/25		500	576
[1]	Irving TX Hospital Authority Revenue (Baylor Scott White Medical Center) PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.320%	10/15/23		1,625	1,607
	Irving TX Independent School District GO	5.000%	2/15/25		1,750	2,059
	Katy TX Independent School District GO	5.000%	2/15/21		2,185	2,255
	Katy TX Independent School District GO	4.000%	2/15/24		410	442
	Katy TX Independent School District GO	4.000%	2/15/25		1,000	1,078
[1]	Katy TX Independent School District GO PUT, 67% of 1M USD LIBOR + 0.280%	0.825%	8/16/21		9,750	9,696
	Kaufman TX GO	5.000%	2/15/25		255	299
	Kaufman TX GO	5.000%	2/15/25		125	146
	Kaufman TX GO	5.000%	2/15/26		200	240
	Kaufman TX GO	5.000%	2/15/26		165	198
	Kaufman TX GO	5.000%	2/15/27		200	246
	Kaufman TX GO	5.000%	2/15/27		175	215
	Keller TX Independent School District GO	4.000%	8/15/28		6,770	7,343
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21		800	838
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22		1,000	1,068
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23		255	279
	Kerrville TX Health Facilities Development Corp. Hospital Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24		340	380
	Klein TX Independent School District GO	5.000%	8/1/21		7,560	7,935
	Klein TX Independent School District GO	5.000%	8/1/26		1,215	1,361
	La Porte TX Independent School District GO	4.000%	2/15/27		1,655	1,932
	Lake Travis TX Independent School District GO	5.000%	2/15/24		400	458
	Lake Travis TX Independent School District GO	5.000%	2/15/25		1,535	1,808
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22	(Prere.)	1,020	1,053
	Lake Travis TX Independent School District GO PUT	2.625%	2/15/22		4,300	4,394
	Lake Travis TX Independent School District Revenue GO PUT	2.625%	2/15/22	(Prere.)	505	521
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/21		2,340	2,415
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		3,175	3,394
	Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		2,070	2,424
[1]	Lamar TX Consolidated Independent School District GO PUT	1.950%	8/17/20		17,425	17,458
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/22		270	289
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/24		245	278
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/25		115	134
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/26		210	249
	Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/27		220	266
	Leander TX Independent School District GO	0.000%	8/16/20		2,675	2,667
	Leander TX Independent School District GO	0.000%	8/16/21		5,395	5,315

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Leander TX Independent School District GO	0.000%	8/16/22		9,615	9,336
Leander TX Independent School District GO	5.000%	8/15/23		500	562
Leander TX Independent School District GO	0.000%	8/16/23		8,500	8,113
Leander TX Independent School District GO	0.000%	8/15/24	(Prere.)	1,000	366
Leander TX Independent School District GO	5.000%	8/15/24		850	983
Leander TX Independent School District GO	5.000%	8/15/25		2,860	3,398
Leander TX Independent School District GO	5.000%	8/15/27		5,320	6,467
Lewisville TX Independent School District GO	5.000%	8/15/22		2,605	2,830
Lewisville TX Independent School District GO	5.000%	8/15/24		1,000	1,158
Lewisville TX Independent School District GO	5.000%	8/15/25		1,000	1,155
Lewisville TX Independent School District GO	5.000%	8/15/26		1,605	1,957
Lewisville TX Independent School District GO	5.000%	8/15/26		3,245	3,749
Lone Star College System Texas GO	5.000%	2/15/22		6,085	6,525
Longview TX Independent School District GO	5.000%	2/15/24		630	719
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,100	1,184
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22		1,380	1,384
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23		6,025	6,460
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23		1,485	1,647
Lower Colorado River Authority Texas Revenue	5.000%	5/15/25		5,105	5,478
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26		3,045	3,367
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/20		1,000	1,001
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/21		1,265	1,316
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		2,125	2,288
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		7,645	7,933
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		6,155	6,627
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23		2,455	2,724
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/23		1,000	1,109
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		1,020	1,164
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		3,095	3,532
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		1,040	1,187
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		4,255	4,855
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25		1,135	1,329
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25		4,200	4,805
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25		1,020	1,194
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25		6,565	7,686
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26		5,020	5,737
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26		1,545	1,853
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/26		4,020	4,820
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/27		1,070	1,313
Lubbock TX GO	5.000%	2/15/21		900	930
Lubbock TX GO	5.000%	2/15/22		645	692
Lubbock TX GO	5.000%	2/15/23		720	798
Lubbock TX GO	5.000%	2/15/25		3,160	3,598
Magnolia TX Independent School District GO	5.000%	8/15/23		510	574
Manor TX Independent School District GO	5.000%	8/1/25		1,100	1,307
Manor TX Independent School District GO	5.000%	8/1/26		840	1,023
Manor TX Independent School District GO	5.000%	8/1/27		1,255	1,563
Mansfield TX Independent School District GO	4.000%	2/15/24		2,540	2,804
Mansfield TX Independent School District GO	4.000%	2/15/25		4,910	5,529
Mansfield TX Independent School District GO	5.000%	2/15/25		1,665	1,895
Mansfield TX Independent School District GO	5.000%	2/15/26		2,265	2,722
Mansfield TX Independent School District GO PUT	2.500%	8/1/21		4,625	4,690

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Marble Falls TX Independent School District GO	5.000%	8/15/25		2,105	2,507
McAllen Independent School District GO	4.000%	2/15/25		3,330	3,583
McAllen Independent School District GO	4.000%	2/15/26		3,010	3,238
McAllen Independent School District GO	4.000%	2/15/27		4,440	4,768
McAllen Independent School District GO	4.000%	2/15/28		2,885	3,094
Memorial City TX Redevelopment Authority REF	5.000%	9/1/20	(4)	750	760
Memorial City TX Redevelopment Authority REF	5.000%	9/1/21	(4)	590	620
Memorial City TX Redevelopment Authority REF	5.000%	9/1/23	(4)	550	615
Memorial City TX Redevelopment Authority REF	5.000%	9/1/25	(4)	445	522
Memorial City TX Redevelopment Authority REF	5.000%	9/1/26	(4)	550	657
Memorial City TX Redevelopment Authority REF	5.000%	9/1/27	(4)	1,050	1,278
Midlothian TX Independent School District GO	5.000%	2/15/24		385	440
Midlothian TX Independent School District GO	5.000%	2/15/24		500	570
Midlothian TX Independent School District GO	5.000%	2/15/25		370	435
Midlothian TX Independent School District GO	5.000%	2/15/26		550	661
Midlothian TX Independent School District GO	5.000%	2/15/26		2,235	2,686
Midlothian TX Independent School District GO	5.000%	2/15/27		700	862
Midlothian TX Independent School District GO	5.000%	2/15/27		2,425	2,986
Midlothian TX Independent School District GO PUT	2.500%	8/1/20	(Prere.)	755	758
Midlothian TX Independent School District GO PUT	2.500%	8/1/20		4,745	4,759
Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24		3,265	3,333
Midway Independent School District GO (McLennan County)	5.000%	8/15/26		750	916
Midway Independent School District GO (McLennan County)	5.000%	8/15/27		500	625
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/23		250	263
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/24		500	531
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/25		750	803
Montgomery TX Independent School District GO	5.000%	2/15/25		1,950	2,287
Nederland TX Independent School District GO	5.000%	8/15/25		1,875	2,220
Nederland TX Independent School District GO	5.000%	8/15/26		1,970	2,387
New Caney TX Independent School District GO PUT	3.000%	8/15/21		8,275	8,448
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/24		2,750	3,136
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/25		2,535	2,962
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	4.000%	11/1/20		410	411
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/22		775	796
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/23		835	865
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/24		625	652
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/21		310	314
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	4.000%	4/1/22		215	220
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/23		2,665	2,391
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/24		2,000	1,775
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22		1,000	1,093
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23		1,000	1,126
North East TX Independent School District GO	5.000%	2/1/23		3,185	3,520
North East TX Independent School District GO	5.250%	2/1/24		1,100	1,262
North East TX Independent School District GO	5.000%	8/1/25		400	474
North East TX Independent School District GO	5.000%	8/1/26		400	485
North East TX Independent School District GO	5.000%	8/1/26		2,015	2,393
North East TX Independent School District GO PUT	1.420%	8/1/21		6,870	6,872
North East TX Independent School District GO PUT	2.375%	8/1/22		5,500	5,585
North East TX Independent School District GO PUT	2.200%	8/1/24		15,000	15,405
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23		900	936
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23		755	786
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24		1,285	1,348
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24		1,090	1,146
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25		1,200	1,271
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/23		785	879
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue	5.000%	6/1/25		1,450	1,720
North Texas Municipal Water District Water System Revenue	5.000%	9/1/24		250	290
North Texas Municipal Water District Water System Revenue	5.000%	9/1/25		500	596
North Texas Municipal Water District Water System Revenue	5.000%	9/1/25		1,000	1,071
North Texas Municipal Water District Water System Revenue	5.000%	9/1/26		500	610

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,725	3,821
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	4,070	4,175
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,445	11,740
	North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,030	1,057
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,765	7,196
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	2,605	2,771
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	11,095	11,802
	North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,675	1,782
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	6,785	7,423
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,000	1,089
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	3,205	3,506
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	2,815	3,064
	North Texas Tollway Authority System Revenue	5.000%	1/1/23	5,465	5,949
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,540	4,963
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	3,810	4,164
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,571
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	4,750	5,285
	North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,150	1,282
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	4,045	4,416
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	6,770	7,380
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,070	2,378
	North Texas Tollway Authority System Revenue	5.000%	1/1/25	5,710	6,505
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,050	1,231
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	19,005	22,065
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,135	1,294
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	15,740	17,482
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	2,950	3,216
	Northside Independent School District GO	5.000%	8/15/24	770	895
	Northside Independent School District GO	5.000%	8/15/25	1,155	1,377
	Northside Independent School District GO	5.000%	8/15/26	970	1,185
	Northside Independent School District GO PUT	2.750%	8/1/23	15,840	16,398
	Northside Independent School District Texas GO	5.000%	8/15/24	925	1,075
	Northside Independent School District Texas GO	5.000%	8/15/25	1,280	1,526
	Northside Independent School District Texas GO	4.000%	8/15/26	3,000	3,484
[1]	Northside Independent School District Texas GO PUT	1.450%	6/1/20	15,200	15,202
[1]	Northside Independent School District Texas GO PUT	2.125%	8/1/20	7,120	7,134
	Northside Independent School District Texas GO PUT	1.750%	6/1/22	11,615	11,490
	Northside Independent School District TX GO	5.000%	2/15/25	3,520	4,015
	Northside TX Independent School District GO	5.000%	8/15/24	750	872
	Northside TX Independent School District GO	5.000%	8/15/25	1,000	1,192
	Northside TX Independent School District GO PUT	2.000%	6/1/21	1,900	1,913
	Northside TX Independent School District GO PUT	1.600%	8/1/24	16,750	16,647
	Odessa TX Junior College District GO	5.000%	8/15/23	500	559
	Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/21	1,000	1,062
[1]	Pasadena TX Independent School District GO PUT	1.500%	8/15/24	15,000	15,017
	Pearland TX GO	5.000%	3/1/21	815	842
	Pearland TX GO	5.000%	3/1/22	720	771
	Pearland TX GO	5.000%	3/1/23	470	520
	Pearland TX GO	5.000%	3/1/24	830	946
	Pearland TX GO	5.000%	3/1/25	685	801
	Pearland TX GO	5.000%	3/1/26	590	706
	Pearland TX Independent School District GO	5.000%	2/15/24	835	954
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/20	365	370
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/21	240	252
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/22	160	174
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/23	370	416
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/24	700	808
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/25	1,025	1,214
	Pearland TX Waterworks & Sewer System Revenue	5.000%	9/1/26	1,015	1,229
	Pflugerville TX Independent School District GO	5.000%	2/15/24	1,015	1,160
	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,750	2,058
	Pflugerville TX Independent School District GO	5.000%	2/15/26	1,520	1,834
	Pflugerville TX Independent School District GO PUT	2.250%	8/15/22	1,725	1,762
	Pflugerville TX Independent School District GO PUT	2.500%	8/15/23	4,000	4,135
	Plainview TX Independent School District GO	5.000%	2/15/24	1,155	1,317
	Plainview TX Independent School District GO	5.000%	2/15/25	995	1,165
	Plainview TX Independent School District GO	5.000%	2/15/26	545	653
	Plainview TX Independent School District GO	5.000%	2/15/27	655	805
	Plano TX Independent School District GO	5.000%	2/15/25	5,050	5,925
	Plano TX Independent School District GO	4.000%	2/15/26	1,860	1,957
	Port Arthur TX Independent School District GO	5.000%	2/15/24	555	631

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port Arthur TX Independent School District GO	5.000%	2/15/26		2,230	2,607
	Port Authority of Houston TX GO	5.000%	10/1/20		3,110	3,163
	Port Authority of Houston TX GO	5.000%	10/1/21		8,945	9,454
	Port Authority of Houston TX GO	5.000%	10/1/22		2,725	2,981
	Prosper TX Independent School District GO	5.000%	2/15/21		1,190	1,228
	Prosper TX Independent School District GO	5.000%	2/15/23		400	443
	Prosper TX Independent School District GO	5.000%	2/15/26		1,065	1,279
	Richardson TX Independent School District GO	4.000%	2/15/25		2,405	2,529
	Richardson TX Independent School District GO	4.000%	2/15/26		3,735	3,927
	Rockwall TX GO	5.000%	8/1/21		800	839
	Rockwall TX GO	5.000%	8/1/22		2,780	3,015
	Rockwall TX GO	5.000%	8/1/23		1,660	1,857
	Rockwall TX Independent School District GO	5.000%	2/15/25		1,500	1,762
	Round Rock TX Independent School District GO	5.000%	8/1/23		3,700	4,156
	Round Rock TX Independent School District GO	5.000%	8/1/23		7,585	8,540
	Round Rock TX Independent School District GO	5.000%	8/1/24		4,045	4,682
	Round Rock TX Independent School District GO	5.000%	8/1/25		2,845	3,383
	Round Rock TX Independent School District GO	5.000%	8/1/25		7,000	8,323
	Round Rock TX Independent School District GO	5.000%	8/1/25		1,550	1,843
	Round Rock TX Independent School District GO	5.000%	8/1/25		1,000	1,189
	Round Rock TX Independent School District GO	5.000%	8/1/26		5,030	6,118
	Round Rock TX Independent School District GO	5.000%	8/1/26		3,135	3,820
	Round Rock TX Independent School District GO	5.000%	8/1/27		5,000	6,223
	Round Rock TX Independent School District GO	5.000%	8/1/27		3,375	4,209
[1]	Round Rock TX Independent School District GO PUT	1.500%	8/1/21		3,940	3,942
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20		3,500	3,528
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21		7,120	7,384
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		335	356
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	(ETM)	5,450	5,623
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	(ETM)	4,000	4,294
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/26		7,010	8,053
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/26		2,175	2,618
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/27		5,760	6,730
[1]	San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/24		21,635	22,008
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20		20,000	20,237
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/21		13,625	13,703
	San Antonio TX Electric & Gas Systems Revenue PUT	2.750%	12/1/22		12,500	12,903
	San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/24		13,865	13,865
	San Antonio TX Electric & Gas Systems Revenue PUT	1.750%	12/1/25		9,085	8,984
	San Antonio TX GO	5.000%	2/1/21		3,575	3,684
	San Antonio TX GO	5.000%	8/1/24		1,000	1,050
	San Antonio TX GO	5.000%	2/1/25		4,495	5,127
	San Antonio TX GO	5.000%	8/1/26		4,735	4,971
	San Antonio TX GO	5.000%	8/1/26		140	171
	San Antonio TX GO	4.000%	2/1/27		1,250	1,320
	San Antonio TX GO	4.000%	2/1/28		9,000	9,498
	San Antonio TX Independent School District GO	5.000%	2/15/26		9,505	11,186
	San Antonio TX Water Revenue	5.000%	5/15/20		1,600	1,602
	San Antonio TX Water Revenue	5.000%	5/15/21		1,000	1,042
	San Antonio TX Water Revenue	5.000%	5/15/24		600	688
	San Antonio TX Water Revenue	5.000%	5/15/25		650	764
	San Antonio TX Water Revenue PUT	2.000%	11/1/21		40,000	40,395
	San Antonio TX Water Revenue PUT	2.000%	11/1/22		12,250	12,411
¤	San Antonio TX Water Revenue PUT	2.625%	5/1/24		8,080	8,372
	San Jacinto TX Community College District GO	5.000%	2/15/24		500	568
	San Jacinto TX Community College District GO	5.000%	2/15/25		1,000	1,168
	San Jacinto TX Community College District GO	5.000%	2/15/26		1,125	1,347
	Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23		3,830	4,236
	Sheldon TX Independent School District	5.000%	2/15/25		3,015	3,533
	Sherman TX Independent School District GO PUT	3.000%	8/1/20	(Prere.)	80	80
	Sherman TX Independent School District GO PUT	3.000%	8/1/20		1,450	1,456
	Socorro TX Independent School District GO	5.000%	8/15/24		1,175	1,358
	Socorro TX Independent School District GO	5.000%	8/15/24		1,495	1,728
	Socorro TX Independent School District GO	5.000%	2/15/25		1,000	1,170
	Socorro TX Independent School District GO	5.000%	8/15/25		600	711
	Southside Independent School District Texas GO	5.000%	8/15/23		300	337
	Southside Independent School District Texas GO	5.000%	8/15/24		250	289
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20		3,000	3,052
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22		3,950	4,284
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/23		700	781
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/24		500	572

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26		1,000	1,198
	Southwest TX Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25		5,000	5,860
	Southwest TX Independent School District GO	4.000%	2/1/25		570	642
	Southwest TX Independent School District GO	4.000%	2/1/26		500	574
	Southwest TX Independent School District GO	5.000%	2/1/27		650	800
	Spring Branch TX Independent School District GO	5.000%	2/1/24		1,205	1,375
	Spring Branch TX Independent School District GO	5.000%	2/1/25		1,290	1,515
	Spring Branch TX Independent School District GO	5.000%	2/1/26		1,745	2,103
	Spring Branch TX Independent School District GO	5.000%	2/1/27		1,815	2,241
	Spring Branch TX Independent School District GO PUT	1.550%	6/15/21		5,500	5,508
	Spring TX Independent School District GO	5.000%	8/15/26		1,300	1,538
	Stephen F Austin TX State University Revenue	5.000%	10/15/23		1,365	1,508
	Stephen F Austin TX State University Revenue	5.000%	10/15/25		1,285	1,486
	Sugar Land TX GO	3.000%	2/15/21		400	407
	Sugar Land TX GO	5.000%	2/15/22		250	268
	Sugar Land TX GO	5.000%	2/15/23		370	409
	Sugar Land TX GO	5.000%	2/15/24		500	570
	Sugar Land TX GO	5.000%	2/15/25		500	586
[3]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
	White Healthcare Project) TOB VRDO	0.420%	5/7/20	LOC	19,485	19,485
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s
	Medical Center)	5.000%	12/1/26		400	480
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s
	Medical Center)	5.000%	12/1/27		485	593
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Hendrick Medical
	Center)	5.000%	9/1/21		1,200	1,263
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
	Hospitals of Dallas)	5.000%	10/1/20		1,865	1,895
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
	Hospitals of Dallas)	5.000%	10/1/21		2,400	2,526
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist
	Hospitals of Dallas)	5.000%	10/1/25		3,000	3,320
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
	Healthcare Project)	5.000%	8/15/20		1,520	1,537
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/20		500	503
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/21		1,105	1,154
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/22		875	933
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/23		750	821
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/24		1,950	2,184
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/25		1,370	1,568
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/26		3,500	4,071
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21		1,050	1,086
	Texas A&M University Revenue	5.000%	5/15/24		4,730	5,450
	Texas Affordable Housing Corp. Single Family Mortgage Revenue (Heroes Home Loan Program)	4.250%	3/1/49		4,785	5,154
	Texas City TX Independent School District GO	5.000%	8/15/22		275	300
	Texas City TX Independent School District GO	5.000%	8/15/23		590	664
	Texas City TX Independent School District GO	5.000%	8/15/24		1,650	1,913
	Texas City TX Independent School District GO	5.000%	8/15/27		3,700	4,618
	Texas GO	4.000%	8/27/20		32,000	32,353
	Texas GO	5.000%	10/1/20		10,270	10,452
	Texas GO	5.000%	4/1/21		3,505	3,638
	Texas GO	5.000%	4/1/23		11,995	12,902
	Texas GO	5.000%	4/1/24		590	677
	Texas GO	5.000%	8/1/25		950	997
	Texas GO	5.000%	8/1/25		2,875	3,328
	Texas GO	5.000%	8/1/25		2,510	2,986
	Texas GO	5.000%	8/1/25		2,000	2,379
	Texas GO	5.000%	10/1/26		10,115	11,536
	Texas GO	5.000%	10/1/26		3,825	4,429
	Texas GO	5.000%	10/1/27		4,285	4,896
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20		6,000	6,080
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		11,450	11,670
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		2,125	2,195
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		2,820	2,966
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		3,515	3,866
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24		1,445	1,517
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		805	903
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		2,150	2,458
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		7,500	7,855
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26		4,500	5,060
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		3,690	3,850

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Texas Municipal Power Agency Revenue	5.000%	9/1/22		500	506
	Texas Municipal Power Agency Revenue	5.000%	9/1/23		810	820
	Texas Municipal Power Agency Revenue	5.000%	9/1/24		420	425
	Texas Municipal Power Agency Revenue	5.000%	9/1/25		450	455
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33		300	302
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		67,040	67,318
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22		670	717
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23		865	957
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24		600	684
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25		2,980	3,493
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26		2,555	3,070
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20		1,000	1,024
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21		1,250	1,328
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22		725	784
	Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23		1,820	2,017
	Texas State University System Financing System Revenue	5.000%	3/15/21		2,375	2,460
	Texas State University System Financing System Revenue	5.000%	3/15/22		2,000	2,149
	Texas State University System Financing System Revenue	5.000%	3/15/23		2,310	2,563
	Texas State University System Financing System Revenue	5.000%	3/15/24		2,025	2,313
	Texas State University System Financing System Revenue	5.000%	3/15/26		5,835	6,868
	Texas Tech University System Financing System Revenue	5.000%	8/15/20		5,000	5,060
	Texas Transportation Commission GO	5.000%	10/1/21		15,045	15,930
	Texas Transportation Commission GO	5.000%	10/1/22		17,095	18,729
	Texas Transportation Commission GO	5.000%	10/1/24		9,655	11,248
	Texas Transportation Commission GO	5.000%	4/1/25		4,065	4,793
	Texas Transportation Commission GO	5.000%	4/1/29		7,525	8,573
[1]	Texas Transportation Commission GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	10/1/21		91,775	90,869
	Texas Transportation Commission Revenue	5.000%	4/1/23		380	423
	Texas Transportation Commission Revenue	5.000%	10/1/23		4,495	5,080
	Texas Transportation Commission Revenue	5.000%	10/1/24		5,140	5,983
	Texas Transportation Commission Revenue	5.000%	4/1/25		2,200	2,506
	Texas Transportation Commission Revenue	5.000%	10/1/25		2,335	2,793
	Texas Transportation Commission Revenue PUT	4.000%	10/1/21		8,500	8,771
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(ETM)	1,920	1,883
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	8,365	8,037
	Texas Water Development Board Revenue	5.000%	10/15/22		3,515	3,852
	Texas Water Development Board Revenue	5.000%	8/1/23		3,900	4,384
	Texas Water Development Board Revenue	5.000%	4/15/24		3,230	3,711
	Texas Water Development Board Revenue	5.000%	4/15/24		2,530	2,907
	Texas Water Development Board Revenue	5.000%	8/1/24		4,110	4,763
	Texas Water Development Board Revenue	5.000%	10/15/24		2,050	2,390
	Texas Water Development Board Revenue	5.000%	10/15/24		2,855	3,328
	Texas Water Development Board Revenue	5.000%	4/15/25		4,510	5,335
	Texas Water Development Board Revenue	5.000%	4/15/25		3,145	3,720
	Texas Water Development Board Revenue	5.000%	8/1/25		6,050	7,214
	Texas Water Development Board Revenue	5.000%	10/15/25		2,800	3,357
	Texas Water Financial Assistance GO	5.000%	8/1/21	(Prere.)	55	58
	Texas Water Financial Assistance GO	5.000%	8/1/22		965	1,051
	Texas Water Financial Assistance GO	5.000%	8/1/24		945	992
	Texas Water Financial Assistance GO VRDO	2.250%	8/1/20		9,000	9,027
	Texas Water Financial Assistance GO VRDO	1.850%	8/1/22		2,000	2,002
	Tomball TX Independent School District GO	5.000%	2/15/25		5,000	5,869
[1]	Tomball TX Independent School District GO PUT	1.350%	8/15/22		6,500	6,465
	Travis TX GO	2.000%	3/1/21		5,420	5,471
	Travis TX GO	2.000%	3/1/22		5,530	5,640
	Travis TX GO	5.000%	3/1/24		2,750	3,150
	Travis TX GO	5.000%	3/1/25		5,000	5,889
	Travis TX GO	5.000%	3/1/26		5,000	6,026
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/23		1,090	1,224
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/24		1,320	1,524
	Trinity River Authority of Texas Revenue (Tarrant County Water Project)	5.000%	2/1/23		2,430	2,679
	University of Houston Texas Revenue	5.000%	2/15/21		4,405	4,540
	University of Houston Texas Revenue	5.000%	2/15/23		6,880	7,591
	University of Houston Texas Revenue	5.000%	2/15/25		11,385	13,312
	University of Houston Texas Revenue	5.000%	2/15/27		8,660	10,646
	University of North Texas Revenue	5.000%	4/15/21		1,750	1,817
	University of North Texas Revenue	5.000%	4/15/22		1,035	1,115
	University of North Texas Revenue	5.000%	4/15/23		1,270	1,413
	University of North Texas Revenue	5.000%	4/15/24		2,250	2,576
	University of North Texas Revenue	5.000%	4/15/25		1,135	1,337
	University of Texas Permanent University Fund Revenue	5.000%	7/1/21		4,175	4,374

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Texas Permanent University Fund Revenue	5.000%	7/1/22		2,885	3,130
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		1,025	1,154
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		5,500	6,547
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		3,790	4,511
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		2,945	3,505
Waco TX Independent School District GO	5.000%	8/15/26		3,840	4,426
West Travis County TX Public Utility Agency Revenue	3.000%	8/15/21	(15)	200	205
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/22	(15)	310	337
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/23	(15)	1,060	1,185
Ysleta TX Independent School District GO	5.000%	8/15/26		1,040	1,265

					3,374,872
Utah (0.3%)
Central UT Water Conservancy District Revenue	5.000%	10/1/23		1,275	1,444
Central UT Water Conservancy District Revenue	5.000%	10/1/24		1,000	1,167
Central UT Water Conservancy District Revenue	5.000%	10/1/25		1,065	1,276
Davis UT School District GO	4.000%	6/1/25		4,395	4,943
Granite UT School District Salt Lake County GO	5.000%	6/1/26		3,680	4,489
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/21		2,500	2,612
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.160%	5/1/20		16,665	16,665
University of Utah Revenue	5.000%	8/1/22		1,150	1,250
University of Utah Revenue	5.000%	8/1/23		625	701
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	5.000%	4/1/21		5,320	5,509
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/21		110	114
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/22		100	107
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/23		160	176
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/24		170	192
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/25		135	157
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/26		125	148
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/25		1,165	1,207
Utah County UT Hospital Revenue (IHC Health Services) PUT	5.000%	8/1/24		21,000	24,127
Utah GO	5.000%	1/1/25	(Prere.)	9,355	11,063
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21		585	611
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22		710	763
Washington County UT School District GO	5.000%	3/1/24		200	229

					78,950
Vermont (0.0%)
University of Vermont & State Agricultural College GO	5.000%	10/1/25		500	578
University of Vermont & State Agricultural College GO	5.000%	10/1/26		500	587
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/21		360	382
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/22		650	699
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/24		500	560
Vermont Municipal Bond Bank Revenue	5.000%	10/1/24		2,445	2,842

					5,648
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20		1,000	1,002
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21		2,000	2,074
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22		2,000	2,122

					5,198
Virginia (1.5%)
Arlington County VA GO	5.000%	6/15/23		7,815	8,765
Arlington County VA GO	5.000%	6/15/24		8,575	9,923
Arlington County VA GO	5.000%	6/15/25		8,225	9,796
Arlington County VA GO	4.000%	8/1/25		7,780	8,468
Arlington County VA GO	5.000%	6/15/26		8,190	10,017
Arlington County VA GO	4.000%	8/1/26		13,670	14,819
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	11/1/23		36,225	38,455
Chesapeake VA Economic Development Authority Pollution Control Revenue PUT	1.900%	6/1/23		2,125	2,161
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	5.000%	7/1/23		935	1,020
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	5.000%	7/1/24		885	987
Chesapeake VA Hospital Authority Revenue (Chesapeake Regional Medical Center)	5.000%	7/1/25		3,025	3,429
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20		2,500	2,544
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21		6,185	6,544
Fairfax County VA GO	3.000%	10/1/22		9,555	10,017
Fairfax County VA GO	5.000%	10/1/25		10,215	11,573
Fairfax County VA GO	5.000%	10/1/25		1,505	1,758
Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) PUT	5.000%	5/15/23		14,500	15,698

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	9,992
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	35,370	38,350
	Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/22	730	757
	Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/24	500	531
	Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/25	1,000	1,072
	Henrico County VA Economic Development Authority Revenue (Westminster-Canterbury Corp. Obligated Group)	5.000%	10/1/28	1,680	1,813
	Henrico County VA Water & Sewer Revenue	5.000%	5/1/21	1,250	1,301
	Henrico County VA Water & Sewer Revenue	5.000%	5/1/23	1,380	1,543
	Henrico County VA Water & Sewer Revenue	5.000%	5/1/25	1,485	1,765
	Henrico County VA Water & Sewer Revenue	5.000%	5/1/26	1,415	1,726
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/21	440	439
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/22	530	526
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/23	825	815
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/24	1,015	998
	Loudoun County VA Economic Development Authority Revenue (Roads & Public Facilities Project)	5.000%	12/1/25	1,000	1,202
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.800%	4/1/22	3,510	3,554
	Louisa VA Industrial Development Authority Poll Control Revenue (Virginia Electric & Power Co.) PUT	1.900%	6/1/23	4,000	4,046
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/23	1,250	1,347
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/24	1,055	1,164
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/25	1,455	1,633
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/26	1,420	1,624
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,765
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	2,841
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	2,979
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	4.000%	1/1/24	1,675	1,649
	Peninsula Town Center Community Development Authority Revenue	4.000%	9/1/23	225	225
[1,3]	Portsmouth VA GO TOB PUT	0.190%	5/1/20	1,000	1,000
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	4.000%	1/1/21	930	929
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,470
	Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/20	290	290
	Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/22	300	300
	Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/24	645	644
	Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/26	910	904
	Rockingham County VA Economic Development Authority Residential Care Facilities Revenue (Sunnyside Presbyterian Home Project)	4.000%	12/1/27	955	944
	Rockingham County VA Economic Development Authority Residential Care Facilities Revenue(Sunnyside Presbyterian Home Project)	4.000%	12/1/28	1,000	986
	University of Virginia Revenue	5.000%	6/1/20	525	527
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/20	140	141
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/21	250	257
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/23	400	425
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/25	750	815
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	5,900	6,080
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	6,505	7,189
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24	11,670	13,283
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24	17,330	19,725
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,500	12,589

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20		275	275
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21		1,140	1,149
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21		1,000	1,008
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22		1,000	1,013
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22		970	983
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/21		18,585	19,594
	Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20		3,130	3,179
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22		1,000	1,082
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22		3,865	4,229
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		2,510	2,808
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		5,010	5,764
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25		4,090	4,819
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		7,550	9,073
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25		3,080	3,671
	Virginia Public Building Authority Revenue	5.000%	8/1/24		6,280	7,278
	Virginia Public School Authority Revenue	5.000%	8/1/22		1,000	1,084
	Virginia Public School Authority Revenue	5.000%	8/1/23		3,010	3,278
	Virginia Public School Authority Revenue	4.000%	8/1/25		5,065	5,638
	Virginia Public School Authority Revenue	5.000%	8/1/27		6,915	8,142
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21		6,030	6,265
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue(Virginia Electric & Power Co.) PUT	1.875%	6/1/20		10,625	10,621
	Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue(Virginia Electric & Power Co.) PUT	2.150%	9/1/20		13,000	12,990
	York County VA Economic Development Authority Pollution Control Revenue (VA Electric & Power Co. Project) PUT	1.900%	6/1/23		4,000	4,057
						429,129
Washington (2.0%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	2/1/26		1,250	1,332
[1]	Central Puget Sound WA Regional Transit AuthoritySales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.520%	11/1/21		14,575	14,424
[1]	Central Puget Sound WA Regional Transit AuthoritySales & Use Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.670%	11/1/23		7,500	7,383
	Central Washington University System Revenue	5.000%	5/1/20		2,150	2,150
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/24		2,500	2,923
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/25		5,500	6,600
	Clark County WA School District No. 114 (Evergreen) GO	5.000%	12/1/26		6,500	7,985
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/25		500	601
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/26		1,000	1,231
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		1,220	1,228
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23		285	319
	Energy Northwest Washington Electric Revenue (Project No. 1)	4.000%	7/1/24		4,500	5,003
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24		3,200	3,687
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/24		11,185	12,886
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25		11,655	13,771
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		5,025	6,080
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/23		525	579
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/24		255	290
	Grant County WA Public Utility District No. 2 Electric System Revenue	5.000%	1/1/25		235	274
	King County WA (Bellevue School District) GO	5.000%	12/1/23		2,990	3,398
	King County WA (Public Hospital District) GO	5.000%	12/1/20		2,500	2,559
	King County WA GO	5.000%	1/1/25		1,800	1,952
	King County WA GO	5.000%	12/1/25		1,575	1,789
	King County WA School District No. 216 GO	5.000%	12/1/20		2,085	2,135
	King County WA School District No. 216 GO	5.000%	12/1/21		2,265	2,406
	King County WA School District No. 411 Issaquah GO	5.000%	12/1/26		1,575	1,729
	King County WA School District No. 414 GO	5.000%	12/1/22		180	198
	King County WA School District No. 414 GO	5.000%	12/1/23		400	455
	King County WA School District No. 414 GO	5.000%	12/1/24		385	451
	King County WA School District No. 414 GO	5.000%	12/1/25		520	625
	King County WA Sewer Revenue	5.250%	1/1/21	(Prere.)	6,240	6,427
	King County WA Sewer Revenue	5.000%	7/1/25		1,480	1,710
	King County WA Sewer Revenue	5.000%	1/1/26		4,020	4,357
	King County WA Sewer Revenue	5.000%	1/1/26		6,720	7,389
	King County WA Sewer Revenue	5.000%	7/1/27		2,855	3,473
	King County WA Sewer Revenue PUT	2.450%	12/1/20		35,000	35,039
	King County WA Sewer Revenue PUT	2.600%	12/1/21		21,125	21,342
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/20		510	519
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	4.000%	12/1/21		575	601
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/22		355	390

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/23	270	306
	Lewis & Thurston Counties WA Centralia School District No. 401 GO	5.000%	12/1/24	335	391
	Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,017
¤	Pierce County WA School District No. 401 (Peninsula) GO	5.000%	12/1/23	500	567
¤	Pierce County WA School District No. 401 (Peninsula) GO	5.000%	12/1/24	500	584
¤	Pierce County WA School District No. 401 (Peninsula) GO	5.000%	12/1/25	750	899
¤	Pierce County WA School District No. 401 (Peninsula) GO	5.000%	12/1/26	750	920
¤	Pierce County WA School District No. 401 (Peninsula) GO	5.000%	12/1/27	1,420	1,783
	Pierce County WA School District No. 402 GO	5.000%	12/1/23	800	908
	Pierce County WA School District No. 402 GO	5.000%	12/1/24	500	584
	Pierce County WA School District No. 402 GO	5.000%	12/1/25	1,000	1,200
	Port of Seattle WA Revenue	5.000%	3/1/22	1,470	1,576
	Port of Seattle WA Revenue	5.000%	8/1/23	2,315	2,484
	Port of Seattle WA Revenue	5.000%	2/1/27	2,055	2,375
	Seattle WA GO	5.000%	6/1/22	15,755	17,068
	Seattle WA GO	5.000%	9/1/25	5,015	5,376
	Seattle WA Municipal Light & Power Revenue	5.000%	5/1/25	5,000	5,895
	Seattle WA Municipal Light & Power Revenue	5.000%	9/1/25	2,885	3,431
[1]	Seattle WA Municipal Light & Power Revenue PUT, SIFMA Municipal Swap Index Yield + 0.290%	0.510%	11/1/21	24,785	24,611
	Seattle WA Water System Revenue	5.000%	5/1/21	1,180	1,228
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/20	1,705	1,726
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/22	1,340	1,407
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/23	1,915	2,042
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,484
	Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,024
	Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22	700	770
	Snohomish County WA School District No. 401 (Stanwood) GO	5.000%	12/15/24	1,000	1,173
	Snohomish County WA School District No. 401 (Stanwood) GO	5.000%	12/15/25	1,000	1,205
	Spokane County WA GO	5.000%	12/1/24	420	491
	Spokane County WA GO	5.000%	12/1/25	800	961
	Spokane County WA GO	5.000%	12/1/26	1,395	1,720
	Spokane County WA GO	5.000%	12/1/27	1,460	1,845
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/22	750	783
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/23	715	760
	Tobacco Settlement Authority Washington Revenue	5.000%	6/1/24	1,550	1,646
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	2,685	2,687
¤	University of Washington Revenue	5.000%	4/1/22	1,000	1,043
¤	University of Washington Revenue	5.000%	4/1/23	1,000	1,083
¤	University of Washington Revenue	5.000%	4/1/24	1,050	1,174
¤	University of Washington Revenue	5.000%	4/1/25	3,265	3,754
¤	University of Washington Revenue	5.000%	4/1/26	3,905	4,612
¤	University of Washington Revenue	5.000%	4/1/27	3,710	4,483
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/25	1,100	1,255
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	9,015	10,098
	Washington COP	5.000%	7/1/21	2,870	2,993
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,625	9,759
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22	3,690	4,014
	Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24	5,805	6,311
	Washington GO	5.000%	7/1/21	11,000	11,076
¤	Washington GO	5.000%	6/1/22	1,500	1,571
¤	Washington GO	5.000%	6/1/23	1,500	1,629
	Washington GO	5.000%	2/1/24	1,585	1,808
¤	Washington GO	5.000%	6/1/24	1,625	1,823
	Washington GO	5.000%	7/1/24	10,000	10,847
	Washington GO	5.000%	7/1/24	4,480	4,860
	Washington GO	5.000%	8/1/24	13,825	16,003
	Washington GO	5.000%	2/1/25	2,960	3,377
¤	Washington GO	5.000%	6/1/25	3,000	3,438
	Washington GO	4.000%	7/1/25	1,020	1,081
	Washington GO	5.000%	7/1/25	12,500	13,559
	Washington GO	5.000%	8/1/25	5,135	6,109
	Washington GO	5.000%	8/1/25	360	428
	Washington GO	5.000%	8/1/25	9,205	10,950
¤	Washington GO	5.000%	6/1/26	3,000	3,527
	Washington GO	4.000%	7/1/26	28,260	29,905
	Washington GO	5.000%	7/1/26	2,550	2,765
	Washington GO	5.000%	8/1/26	12,420	15,149
¤	Washington GO	5.000%	6/1/27	2,900	3,493
	Washington GO	4.000%	7/1/29	10,000	10,752
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/20	875	879

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/21		1,000	1,035
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/22		1,965	2,085
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/25		1,000	1,135
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/25		2,000	2,269
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/26		1,945	2,246
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/26		2,250	2,598
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24		5,500	6,023
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/25		15,000	16,709
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/26		14,500	16,385
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20		1,000	1,009
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20		1,380	1,396
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21		1,000	1,039
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/23		725	803
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/24		1,365	1,551
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/25		670	779
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20		1,010	1,032
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21		1,020	1,081
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22		1,850	2,000
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21		3,085	3,239
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21		800	820
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22		735	787
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/25		2,235	2,433
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	2.375%	1/1/26		2,675	2,324
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/21		1,000	1,007
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/22		540	549
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/24		605	625
Washington Housing Finance Commission Revenue (SAG Preservation Portfolio Projects) PUT	2.550%	7/1/21		3,125	3,157
Washington State University General Revenue	5.000%	4/1/21		1,465	1,519
Washington State University General Revenue	5.000%	4/1/22		1,500	1,613
Washington State University General Revenue	5.000%	10/1/22		650	709
Washington State University General Revenue	5.000%	10/1/23		350	394
Washington State University General Revenue	5.000%	10/1/24		585	677
					571,253
West Virginia (0.3%)
Monongalia County WV Building Commission Revenue	5.000%	7/1/27		2,005	2,133
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/23		5,230	5,884
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/24		6,690	7,741
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25		3,465	4,074
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22		5,000	5,006
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.625%	6/1/22		7,065	7,073
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24		10,000	9,998
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/23		700	768
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/24		1,010	1,135
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/25		1,150	1,322
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/24		1,900	2,095
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/26		1,370	1,566
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23		2,235	2,499
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24		2,350	2,710
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25		2,465	2,919
West Virginia University Revenue	5.000%	10/1/24	(Prere.)	10,500	12,272
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21		750	786
					69,981
Wisconsin (1.2%)
DeForest WI Area School District GO	5.000%	4/1/21		555	576
DeForest WI Area School District GO	5.000%	4/1/26		1,535	1,857
Madison WI GO	4.000%	10/1/25		8,040	9,169
Milwaukee WI GO	5.000%	4/1/22		3,715	3,983
Milwaukee WI GO	5.000%	4/1/23		930	1,029
Milwaukee WI GO	5.000%	4/1/24		5,060	5,765
Milwaukee WI GO	4.000%	3/15/25		3,000	3,367
Milwaukee WI GO	5.000%	4/1/26		3,785	4,542
Milwaukee WI GO	5.000%	4/1/27		10,320	12,679
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21		3,440	3,586

Limited-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/21		1,000	1,028
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/22		1,375	1,457
	Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/23		1,400	1,525
	Sun Prairie WI Area School District GO	5.000%	3/1/25		325	382
	Sun Prairie WI Area School District GO	5.000%	3/1/26		330	397
	University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26		2,410	2,607
	Verona WI Area School District GO	5.000%	4/1/25		3,315	3,893
	Waukesha WI School District GO	4.000%	4/1/24		780	862
	Waukesha WI School District GO	4.000%	4/1/25		825	931
	Wauwatosa School District GO	5.000%	3/1/25		5,550	6,540
	West De Pere WI School District GO	5.000%	4/1/26		3,160	3,818
	Wisconsin Clean Water Revenue	5.000%	6/1/22	(ETM)	5,500	5,976
	Wisconsin GO	5.000%	11/1/20		7,400	7,556
	Wisconsin GO	5.000%	5/1/21	(Prere.)	1,000	1,043
	Wisconsin GO	5.000%	5/1/22	(Prere.)	135	146
	Wisconsin GO	4.000%	5/1/23		165	179
	Wisconsin GO	5.000%	5/1/24		7,920	8,918
	Wisconsin GO	5.000%	5/1/24		2,000	2,252
	Wisconsin GO	5.000%	5/1/24		9,310	10,105
	Wisconsin GO	5.000%	5/1/25		18,615	20,942
	Wisconsin GO	5.000%	5/1/25		4,920	5,535
	Wisconsin GO	5.000%	5/1/27		4,000	4,675
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (Iowa Health System Obligated Group)	5.000%	12/1/20		820	833
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	1,330	1,334
[1]	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.570%	7/28/21		3,500	3,476
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/24		1,000	1,120
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/26		1,000	1,163
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/21		850	890
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/22		775	823
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/23		500	541
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/24		500	551
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/25		500	559
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/25		14,595	17,086
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/26		635	720
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/26		16,450	19,651
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20		34,460	34,553
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group) TOB VRDO	0.370%	5/7/20		8,560	8,560
	Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community Hospitals Inc.)	5.250%	8/15/23	(Prere.)	3,000	3,416
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/24		100	113
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/25		125	143
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/26		200	232
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/23		525	581
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/24		950	1,079
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/25		725	843
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22		1,000	1,068
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23		1,000	1,098
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24		1,050	1,184
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20		5,335	5,397
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20		2,275	2,325
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21		2,485	2,636
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21		630	665
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22		350	372

Limited-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22		325	346
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23		325	352
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23		350	379
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24		350	387
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/25		600	674
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/26		1,100	1,250
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/21		1,990	2,048
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/22		2,100	2,237
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/23		2,130	2,302
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33		1,000	1,090
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/20		100	100
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/21		110	110
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/22		110	110
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/23		125	125
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/24		155	155
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/25		240	240
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	2.250%	11/1/26		2,000	1,775
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/26		350	348
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21		1,470	1,560
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/24		970	1,098
Wisconsin Housing & Economic Development Authority Revenue PUT	1.950%	5/1/20		905	905
Wisconsin Housing & Economic Development Authority Revenue PUT	1.550%	11/1/21		1,700	1,703
Wisconsin Housing & Economic Development Authority Revenue PUT	1.600%	11/1/22		3,250	3,256
Wisconsin Housing & Economic Development Authority Revenue PUT	5.000%	6/1/23		20,000	21,588
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20		4,685	4,699
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21		2,220	2,310
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21		4,830	5,025
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22		2,125	2,257
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22		3,085	3,276
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23		1,300	1,415
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24		3,325	3,702
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25		1,430	1,618
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27		2,935	3,355
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20		115	115
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/23		815	854
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/24		2,555	2,696
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/25		4,485	4,758
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/26		3,210	3,426
Wisconsin Transportation Revenue	5.000%	7/1/25		3,390	3,790
Wisconsin Transportation Revenue	5.000%	7/1/26		745	833
					338,599
Wyoming (0.1%)
Sweetwater County WY Pollution Control Revenue (Idaho Power Co.)	1.700%	7/15/26		34,000	33,784
[1] Wyoming Community Development Authority PUT, SIFMA Municipal Swap Index Yield + 0.320%	0.540%	9/1/21		4,000	3,972
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22	(15)	350	372
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23	(15)	200	220
					38,348
Total Tax-Exempt Municipal Bonds (Cost $28,091,234)					28,137,076

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
[5] Vanguard Municipal Cash Management Fund (Cost $271,795)	0.264%	2,717,631	271,818
Total Investments (99.4%) (Cost $28,363,029)			28,408,894
Other Assets and Liabilities—Net (0.6%)			167,224
Net Assets (100%)			28,576,118

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.

1	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

2	Step bond.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $703,267,000, representing 2.5% of net assets.

4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,091,234)	28,137,076
Affiliated Issuers (Cost $271,795)	271,818
Total Investments in Securities	28,408,894
Investment in Vanguard	1,472
Cash	79
Receivables for Investment Securities Sold	18,349
Receivables for Accrued Income	314,429
Receivables for Capital Shares Issued	127,655
Other Assets	1,053
Total Assets	28,871,931
Liabilities
Payables for Investment Securities Purchased	208,683
Payables for Capital Shares Redeemed	71,290
Payables for Distributions	11,173
Payables to Vanguard	4,667
Total Liabilities	295,813
Net Assets	28,576,118

At April 30, 2020, net assets consisted of:

Paid-in Capital	28,635,755
Total Distributable Earnings (Loss)	(59,637)
Net Assets	28,576,118

Investor Shares—Net Assets
Applicable to 111,450,419 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,217,717
Net Asset Value Per Share—Investor Shares	$10.93

Admiral Shares—Net Assets
Applicable to 2,503,950,170 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,358,401
Net Asset Value Per Share—Admiral Shares	$10.93

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	286,814
Total Income	286,814
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,838
Management and Administrative—Investor Shares	903
Management and Administrative—Admiral Shares	9,711
Marketing and Distribution—Investor Shares	101
Marketing and Distribution—Admiral Shares	1,087
Custodian Fees	44
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	154
Trustees’ Fees and Expenses	8
Total Expenses	13,874
Expenses Paid Indirectly	(35)
Net Expenses	13,839
Net Investment Income	272,975
Realized Net Gain (Loss)
Investment Securities Sold[1]	11,997
Futures Contracts	(10,620)
Realized Net Gain (Loss)	1,377
Change in Unrealized Appreciation(Depreciation)
Investment Securities[1]	(428,333)
Futures Contracts	(101)
Change in Unrealized Appreciation (Depreciation)	(428,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,082)

[1]	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,934,000, ($43,000), and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	272,975	545,870
Realized Net Gain (Loss)	1,377	(22,208)
Change in Unrealized Appreciation (Depreciation)	(428,434)	759,545
Net Increase (Decrease) in Net Assets Resulting from Operations	(154,082)	1,283,207
Distributions[1]
Investor Shares	(11,680)	(26,139)
Admiral Shares	(263,491)	(519,398)
Total Distributions	(275,171)	(545,537)
Capital Share Transactions
Investor Shares	(96,437)	(158,218)
Admiral Shares	48,647	2,371,586
Net Increase (Decrease) from Capital Share Transactions	(47,790)	2,213,368
Total Increase (Decrease)	(477,043)	2,951,038
Net Assets
Beginning of Period	29,053,161	26,102,123
End of Period	28,576,118	29,053,161

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended				Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.07	$10.77	$10.97	$11.02	$11.04	$11.08
Investment Operations
Net Investment Income	.097[1]	.209[1]	.191[1]	.166[1]	.164	.166
Net Realized and Unrealized Gain (Loss) on Investments	(.139)	.300	(.200)	(.050)	(.020)	(.040)
Total from Investment Operations	(.042)	.509	(.009)	.116	.144	.126
Distributions
Dividends from Net Investment Income	(.098)	(.209)	(.191)	(.166)	(.164)	(.166)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.098)	(.209)	(.191)	(.166)	(.164)	(.166)
Net Asset Value, End of Period	$10.93	$11.07	$10.77	$10.97	$11.02	$11.04

Total Return[2]	-0.38%	4.76%	-0.08%	1.07%	1.31%	1.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,218	$1,333	$1,453	$1,761	$1,998	$2,040
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.90%	1.76%	1.52%	1.48%	1.51%
Portfolio Turnover Rate	13%	21%	28%	19%	13%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

[1]	Calculated based on average shares outstanding.

[2]	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

Six Months
	Ended
For a Share Outstanding	April 30,				Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.07	$10.77	$10.97	$11.02	$11.04	$11.08
Investment Operations
Net Investment Income	.102[1]	.218[1]	.200[1]	.177[1]	.175	.175
Net Realized and Unrealized Gain (Loss) on Investments	(.139)	.300	(.200)	(.050)	(.020)	(.040)
Total from Investment Operations	(.037)	.518	—	.127	.155	.135
Distributions
Dividends from Net Investment Income	(.103)	(.218)	(.200)	(.177)	(.175)	(.175)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.103)	(.218)	(.200)	(.177)	(.175)	(.175)
Net Asset Value, End of Period	$10.93	$11.07	$10.77	$10.97	$11.02	$11.04

Total Return[2]	-0.35%	4.84%	0.00%	1.17%	1.41%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,358	$27,720	$24,649	$23,273	$21,959	$19,035
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.98%	1.84%	1.62%	1.58%	1.59%
Portfolio Turnover Rate	13%	21%	28%	19%	13%	16%

The expense ratio and net investment income ratio for the current period have been annualized.

[1]	Calculated based on average shares outstanding.

[2]	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in

Limited-Term Tax-Exempt Fund

Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,472,000, representing less than 0.01% of the fund’s net assets and 0.59% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $35,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Limited-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	28,137,076	—	28,137,076
Temporary Cash Investments	271,818	—	—	271,818
Total	271,818	28,137,076	—	28,408,894

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,367,821
Gross Unrealized Appreciation	283,962
Gross Unrealized Depreciation	(242,889)
Net Unrealized Appreciation (Depreciation)	41,073

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $99,903,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended April 30, 2020, the fund purchased $4,331,862,000 of investment securities and sold $3,491,088,000 of investment securities, other than temporary cash investments.

G.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	204,134	18,450	385,168	35,152
Issued in Lieu of Cash Distributions	9,957	900	22,120	2,013
Redeemed	(310,528)	(28,279)	(565,506)	(51,647)
Net Increase (Decrease)—Investor Shares	(96,437)	(8,929)	(158,218)	(14,482)
Admiral Shares
Issued	5,111,209	462,430	9,505,293	867,596
Issued in Lieu of Cash Distributions	195,222	17,648	391,414	35,613
Redeemed	(5,257,784)	(479,722)	(7,525,121)	(687,634)
Net Increase (Decrease)—Admiral Shares	48,647	356	2,371,586	215,575

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Allocation

As of April 30, 2020

New York	14.6%
California	9.4
Texas	8.9
Illinois	5.8
Pennsylvania	5.0
Florida	4.9
Ohio	3.5
Maryland	3.4
New Jersey	3.3
Michigan	3.0
Washington	2.8
Massachusetts	2.8
Georgia	2.8
Virginia	2.4
Arizona	1.9
Colorado	1.9
Wisconsin	1.6
Connecticut	1.5
Kentucky	1.5
Alabama	1.4
Nevada	1.2
Indiana	1.2
District of Columbia	1.1
Hawaii	1.1
Tennessee	1.1
South Carolina	1.1
Minnesota	1.0
Other	9.8

The table reflects the fund’s investments, except for short-term investments and derivatives.

173

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (1.4%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20		1,000	1,002
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21		3,000	3,071
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33		7,500	7,940
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/29		3,335	4,080
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30		8,190	9,377
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37		10,030	11,020
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	6,905	7,590
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	7,245	7,964
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	7,000	7,695
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21		4,895	5,089
Auburn University Alabama General Fee Revenue	5.000%	6/1/22	(Prere.)	3,000	3,266
Baldwin County AL Board of Education Revenue	5.000%	6/1/26		1,520	1,772
Baldwin County AL Board of Education Revenue	5.000%	6/1/27		1,750	2,038
Baldwin County AL Board of Education Revenue	5.000%	6/1/28		2,750	3,197
Baldwin County AL Board of Education Revenue	5.000%	6/1/29		3,000	3,480
Baldwin County AL Board of Education Revenue	5.000%	6/1/30		6,335	7,330
Baldwin County AL Board of Education Revenue	5.000%	6/1/32		2,005	2,315
Birmingham AL GO	5.000%	3/1/32		5,000	5,485
Birmingham AL Special Care Facilities Financing Authority Revenue (Children’s Hospital of Alabama)	5.000%	6/1/29		2,195	2,472
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26		1,795	2,153
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27		1,100	1,352
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27		3,945	4,850
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/28		1,250	1,572
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33		4,000	4,752
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/35		5,000	5,847
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/32		1,150	1,344
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/33		1,500	1,744
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/34		1,825	2,115
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/35		2,155	2,487
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23		38,040	39,757
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		67,095	71,542
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26		27,500	29,472
[1] Black Belt Energy Gas District Alabama Gas PrepayRevenue (Project No. 3) PUT, 67% of 1M USD LIBOR + 0.900%	1.560%	12/1/23		9,500	8,983
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21		90,360	92,127
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		8,715	9,050
Hoover AL GO	4.000%	7/1/30		2,485	2,831
Huntsville AL Electric System Revenue	5.000%	12/1/26		660	810
Huntsville AL Electric System Revenue	5.000%	12/1/26		300	368
Huntsville AL Electric System Revenue	5.000%	12/1/27		400	496
Huntsville AL Electric System Revenue	5.000%	12/1/27		275	341
Huntsville AL Electric System Revenue	5.000%	12/1/28		500	617
Huntsville AL Electric System Revenue	5.000%	12/1/28		395	487
Huntsville AL Electric System Revenue	5.000%	12/1/29		1,000	1,227
Huntsville AL Electric System Revenue	5.000%	12/1/29		500	614
Huntsville AL Electric System Revenue	5.000%	12/1/31		365	441
Huntsville AL Electric System Revenue	5.000%	12/1/32		1,040	1,249
Huntsville AL Electric System Revenue	5.000%	12/1/33		1,010	1,208
Huntsville AL Electric System Revenue	5.000%	12/1/34		1,880	2,239
Huntsville AL Electric System Revenue	5.000%	12/1/35		2,000	2,375
Huntsville AL Electric System Revenue	5.000%	12/1/36		2,025	2,397
Huntsville AL Electric System Revenue	5.000%	12/1/37		1,500	1,770
Huntsville AL Electric System Revenue	5.000%	12/1/38		1,325	1,558
Huntsville AL GO	5.000%	5/1/21	(Prere.)	2,050	2,136
Huntsville AL GO	5.000%	5/1/21	(Prere.)	2,375	2,475
Huntsville AL GO	5.000%	5/1/21		2,330	2,425
Huntsville AL GO	5.000%	9/1/21	(Prere.)	2,245	2,371
Huntsville AL GO	5.000%	5/1/24		2,410	2,777
Huntsville AL GO	5.000%	5/1/25		2,535	3,005
Huntsville AL GO	5.000%	5/1/25		2,955	3,503

174

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Huntsville AL GO	5.000%	3/1/26		295	311
Huntsville AL GO	5.000%	5/1/26		2,660	3,234
Huntsville AL GO	5.000%	5/1/33		575	597
Huntsville AL GO	5.000%	5/1/34		3,515	4,269
Huntsville AL GO	5.000%	5/1/35		3,690	4,464
Huntsville AL GO	5.000%	5/1/35		3,000	3,629
Huntsville AL GO	5.000%	5/1/36		3,875	4,669
Huntsville AL GO	5.000%	5/1/36		4,330	5,218
Huntsville AL GO	5.000%	5/1/36		5,055	6,280
Huntsville AL GO	5.000%	5/1/37		4,070	4,890
Huntsville AL GO	5.000%	5/1/37		3,050	3,664
Huntsville AL GO	5.000%	5/1/37		5,055	6,258
Huntsville AL GO	5.000%	5/1/38		2,245	2,690
Huntsville AL Water System Revenue	5.000%	11/1/25		1,500	1,776
Huntsville AL Water System Revenue	5.000%	11/1/27		1,655	1,952
Huntsville AL Water System Revenue	5.000%	11/1/28		1,525	1,793
Jefferson County AL GO	5.000%	4/1/26		3,610	4,321
Jefferson County AL Revenue	5.000%	9/15/25		3,680	4,340
Jefferson County AL Revenue	5.000%	9/15/27		5,465	6,641
Jefferson County AL Revenue	5.000%	9/15/28		2,500	3,026
Jefferson County AL Revenue	5.000%	9/15/29		5,285	6,364
Jefferson County AL Revenue	5.000%	9/15/30		7,405	8,864
Jefferson County AL Revenue	5.000%	9/15/32		5,000	5,920
Jefferson County AL Revenue	5.000%	9/15/33		6,700	7,900
Jefferson County AL Revenue	5.000%	9/15/34		3,305	3,885
Jefferson County AL Revenue	4.000%	9/15/36		5,105	5,594
Jefferson County AL Revenue	4.000%	9/15/37		5,245	5,725
Jefferson County AL Sewer Revenue	5.000%	10/1/22		1,730	1,867
Jefferson County AL Sewer Revenue	5.000%	10/1/23		7,000	7,744
Jefferson County AL Sewer Revenue	0.000%	10/1/26	(4)	1,000	823
Jefferson County AL Sewer Revenue	0.000%	10/1/27	(4)	1,410	1,086
Jefferson County AL Sewer Revenue	0.000%	10/1/28	(4)	1,500	1,079
Lower Alabama Gas District Gas Project Revenue PUT	4.000%	12/1/25		54,305	57,771
Mobile County AL Board of School Commissioners GO	5.000%	3/1/27		3,505	4,146
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29		3,575	4,200
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30		2,500	2,923
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31		3,000	3,493
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		270,410	283,338
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		25,595	26,890
Troy University AL Facilities Revenue	5.000%	11/1/27	(15)	1,175	1,435
Troy University AL Facilities Revenue	5.000%	11/1/28	(15)	330	410
Troy University AL Facilities Revenue	5.000%	11/1/29	(15)	1,000	1,255
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30		1,600	1,903
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34		1,020	1,192
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35		1,500	1,745
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36		2,025	2,349
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/27		450	544
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/28		625	769
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/29		800	998
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/30		600	743
University of Alabama General Revenue	5.000%	7/1/21		10,530	11,030
University of South Alabama Revenue	4.000%	4/1/22	(4)	300	317
University of South Alabama Revenue	4.000%	4/1/23	(4)	250	268
University of South Alabama Revenue	4.000%	4/1/24	(4)	375	409
University of South Alabama Revenue	5.000%	4/1/28	(4)	750	923
University of South Alabama Revenue	5.000%	4/1/29	(4)	535	666
University of South Alabama Revenue	5.000%	4/1/30	(4)	400	504
University of South Alabama Revenue	5.000%	4/1/31	(4)	425	530
University of South Alabama Revenue	5.000%	4/1/32	(4)	1,980	2,440
University of South Alabama Revenue	4.000%	4/1/36	(4)	1,400	1,537
University of South Alabama Revenue	4.000%	4/1/38	(4)	1,000	1,089
University of South Alabama Revenue	4.000%	4/1/40	(4)	1,030	1,116
University of South Alabama University Facilities Revenue	5.000%	11/1/24	(4)	1,675	1,921
University of South Alabama University Facilities Revenue	5.000%	11/1/25	(4)	1,700	1,996
University of South Alabama University Facilities Revenue	5.000%	11/1/27	(4)	2,035	2,429
University of South Alabama University Facilities Revenue	5.000%	11/1/28	(4)	2,270	2,699
University of South Alabama University Facilities Revenue	5.000%	11/1/29	(4)	1,110	1,309
University of South Alabama University Facilities Revenue	5.000%	11/1/33	(4)	5,110	5,864
					979,074

175

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Alaska (0.1%)
	Alaska GO	5.000%	8/1/24		5,005	5,485
	Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	2,600	2,828
	Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	4,505	4,899
	Alaska Housing Finance Corp. Revenue	5.000%	6/1/22	(Prere.)	1,690	1,838
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/25		475	508
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/26		825	881
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/29		310	330
	Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32		4,855	5,218
	Anchorage AK Electric Utility Revenue	5.000%	12/1/26		2,350	2,716
	Anchorage AK Electric Utility Revenue	5.000%	12/1/34		4,500	5,147
	Anchorage AK GO	5.000%	9/1/26		6,590	7,823
	Anchorage AK Wastewater Revenue	5.000%	5/1/30		1,565	1,906
	Anchorage AK Wastewater Revenue	5.000%	5/1/31		2,000	2,424
	Anchorage AK Water Revenue	5.000%	5/1/30		2,065	2,515
	Anchorage AK Water Revenue	5.000%	5/1/31		1,570	1,903
	Anchorage AK Water Revenue	5.000%	5/1/34		4,000	4,781
	Anchorage AK Water Revenue	5.000%	5/1/35		4,000	4,763
	Anchorage AK Water Revenue	5.000%	5/1/36		3,470	4,117
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31		15,000	17,257
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32		5,000	5,730
	Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		1,575	1,578
						84,647
Arizona (1.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	800	871
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	(Prere.)	715	779
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/26		810	976
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/27		315	341
[2]	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/27		940	1,110
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		840	1,028
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		285	308
[2]	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/28		1,000	1,199
[2]	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30		715	809
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31		725	851
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32		750	843
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32		875	1,025
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33		750	841
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33		700	818
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		750	839
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		1,250	1,485
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34		1,000	1,167
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		750	837
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		1,280	1,515
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35		600	699
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36		1,000	1,114
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37		1,500	1,764
	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/22	(Prere.)	1,000	1,084
	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/22	(Prere.)	1,290	1,399
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		3,510	4,147
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/28		1,860	2,198
	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/30		2,065	2,425
	Arizona Board of Regents Arizona State University System Revenue	5.000%	6/1/32		1,100	1,286
	Arizona COP	5.000%	9/1/20		1,700	1,724
	Arizona COP	5.000%	10/1/26		10,590	12,747
	Arizona COP	5.000%	10/1/27		13,400	16,476
	Arizona COP	5.000%	10/1/28		11,330	14,190
	Arizona COP	5.000%	10/1/29		17,350	22,056
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21		3,480	3,579
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22		3,100	3,294
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23		5,000	5,256
	Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27		6,500	6,782
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23		1,000	1,101
	Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25		3,810	4,259
	Arizona Industrial Development Authority Education Revenue (Academies of Math & Science Project)	5.000%	7/1/39		1,000	928
	Arizona Industrial Development Authority Education Revenue (Cadence Campus Project)	4.000%	7/15/30		625	596
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/31		635	651
	Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/35		1,820	1,808
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/28		1,800	2,167
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/28		1,635	1,976
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/28		500	606

176

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value	•
	Coupon	Date		($000)	($000)
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/29		1,410	1,721
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/29		2,450	3,000
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/29		3,530	4,335
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/29		2,610	3,213
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/30		2,000	2,468
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/30		2,780	3,439
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/30		2,865	3,554
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/31		1,785	2,225
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	5/1/31		2,125	2,655
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/31		2,215	2,772
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/31		4,650	5,828
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/27	(15)	400	467
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/28	(15)	325	385
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/29	(15)	700	838
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/31	(15)	325	384
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/32	(15)	325	380
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/33	(15)	350	407
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/34	(15)	250	265
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/35	(15)	530	611
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/36	(15)	555	637
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/37	(15)	775	887
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/38	(15)	650	742
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/39	(15)	500	522
Arizona Lottery Revenue	5.000%	7/1/26		6,390	7,761
Arizona Lottery Revenue	5.000%	7/1/27		7,000	8,707
Arizona Lottery Revenue	5.000%	7/1/28		5,500	6,989
Arizona School Facilities Board COP	5.000%	9/1/21		5,130	5,406
Arizona State Industrial Development Authority Revenue (Pinecrest Academy)	5.750%	7/15/38		1,810	1,889
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24		1,625	1,869
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34		2,900	3,374
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35		2,000	2,319
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36		2,530	2,924
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21		6,755	7,077
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22		10,275	11,152
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		12,030	13,472
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		27,590	31,847
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	(Prere.)	9,940	10,009
Arizona Transportation Board Highway Revenue	5.000%	7/1/22		8,520	9,243
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	7,580	8,270
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	1,925	2,100
Arizona Transportation Board Highway Revenue	5.000%	7/1/23		4,225	4,578
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		6,405	7,393
Arizona Transportation Board Highway Revenue	5.000%	7/1/25		6,000	6,910
Arizona Transportation Board Highway Revenue	5.000%	7/1/30		4,375	5,245
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		14,000	16,621
Arizona Transportation Board Highway Revenue	5.000%	7/1/33		5,125	6,062
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	(ETM)	2,155	2,194
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20		1,345	1,368
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	(ETM)	1,450	1,536
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21		2,235	2,363
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22		6,035	6,598
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	(ETM)	1,490	1,638
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27		12,000	13,913
Chandler AZ GO	4.000%	7/1/22		3,570	3,803
Chandler AZ GO	5.000%	7/1/23		3,400	3,819
Chandler AZ GO	5.000%	7/1/24		5,905	6,842
Gilbert AZ GO	5.000%	7/1/21		7,290	7,640
Gilbert AZ Water Resource Municipal Property Corp. Revenue	5.000%	7/1/27		2,555	3,118
Glendale AZ Excise Tax Revenue	5.000%	7/1/27		3,495	4,281

177

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Glendale AZ Excise Tax Revenue	5.000%	7/1/29		2,500	3,025
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	(ETM)	1,500	1,502
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21		1,500	1,502
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22		3,500	3,505
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23		3,805	3,810
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25		3,750	3,755
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26		2,890	2,894
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27		5,000	5,006
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		14,000	14,018
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20		2,770	2,788
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21		2,990	3,127
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22		3,140	3,398
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/25		9,445	11,134
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30		8,745	10,162
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31		6,415	7,423
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20		1,695	1,706
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30		1,775	2,002
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31		1,500	1,679
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31		1,800	2,015
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/28		350	379
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/38		600	628
Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	4.000%	7/1/34		500	525
Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	5.000%	7/1/39		750	853
Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	5.000%	7/1/39		2,500	2,404
Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/30		2,150	2,312
Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/31		2,415	2,572
Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32		1,500	1,574
Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/33		2,310	2,393
Maricopa County AZ High School District No. 214 (Tolleson Union High School) GO	4.000%	7/1/35		1,700	1,935
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/27		8,050	9,482
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/28		15,345	18,388
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	4.000%	1/1/32		12,020	12,741
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/32		9,045	10,394
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/34		7,510	8,556
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/38		1,615	1,818
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/41		5,000	5,655
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	5/15/26		15,000	17,656
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/32		1,035	1,191
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/34		1,000	1,141
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/35		1,000	1,136
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/36		2,140	2,423
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/37		2,520	2,844
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20		1,775	1,784
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/23	(Prere.)	690	786
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23	(Prere.)	480	550
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/23	(Prere.)	375	430
Maricopa County AZ Unified School District GO	5.000%	7/1/22		8,465	9,178
Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/23		2,250	2,516
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/29		1,620	1,870
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/30		1,425	1,630
Maricopa County AZ Unified School District No. 48 (Scottsdale) GO	4.000%	7/1/31		2,000	2,276
Maricopa County AZ Unified School District No. 97 (Deer Valley) GO	5.000%	7/1/25		6,685	7,880
Mesa AZ Utility System Revenue	5.000%	7/1/21	(14)	11,965	12,533
Mesa AZ Utility System Revenue	4.000%	7/1/32		6,705	7,446
Northern AZ University Revenue	5.000%	6/1/36	(15)	3,335	4,067
Northern AZ University Revenue	5.000%	6/1/37	(15)	3,275	3,979
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	9,555	9,620
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	13,330	13,420
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30		3,895	4,570
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/31		12,540	14,567
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/32		1,600	1,851
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33		4,500	5,176
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		2,000	2,284

178

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35	24,550	27,952
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	4,190	4,765
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36	10,025	11,367
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37	3,085	3,499
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37	20,065	22,687
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/38	4,000	4,522
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	6,320	6,862
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	11,000	11,944
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	6,440	7,521
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/28	2,730	3,188
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/33	6,845	7,954
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/26	1,790	2,174
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	2,035	2,531
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	16,000	17,629
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/31	1,870	2,249
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/32	5,120	6,128
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/33	3,250	3,884
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34	8,520	10,164
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,031
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,070	12,020
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,195	8,070
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,835	9,061
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,040	10,451
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	11,000	12,697
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,565	2,959
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/29	30,000	32,883
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31	9,530	11,425
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32	13,150	15,688
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	11,550	13,720
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	12,815	15,181
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	10,000	11,808
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36	8,750	10,299
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37	8,700	10,218
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/39	10,000	11,694
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/26	250	278
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/29	700	785
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/31	700	772
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/33	300	326
Pima County AZ Community College District Revenue	5.000%	7/1/32	650	797
Pima County AZ Community College District Revenue	5.000%	7/1/33	750	915
Pima County AZ Community College District Revenue	5.000%	7/1/34	1,245	1,514
Pima County AZ Community College District Revenue	5.000%	7/1/36	500	603
Pima County AZ GO	4.000%	7/1/21	6,000	6,215
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.125%	6/15/29	2,450	2,175
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/34	2,180	1,951
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/39	1,310	1,116
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,264
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,140	3,398
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,585	4,004
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,600	4,012
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,027
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	4,608
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,820	6,718
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,245	6,226
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/22	2,025	2,210
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/23	1,155	1,306
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/25	1,655	1,930
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/26	10,760	12,972
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	5,020	6,189
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	3,145	3,861
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	720	907
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	6,670	8,228
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	5,030	6,008
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34	23,970	27,737

179

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35		25,020	28,873
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		14,435	17,125
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38		6,240	7,341
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21		4,045	4,251
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22		4,335	4,684
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23		8,440	9,320
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		4,510	5,082
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25		19,125	21,929
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		2,790	3,257
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28		270	322
Salt Verde AZ Financial Project Revenue	5.000%	12/1/32		1,780	2,109
Scottsdale AZ GO	5.000%	7/1/22		3,015	3,276
Scottsdale AZ GO	4.000%	7/1/24		3,115	3,483
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22		12,415	13,489
Tempe AZ GO	4.000%	7/1/25		5,765	6,571
Tucson AZ Water System Revenue	5.000%	7/1/23		3,540	3,959
Tucson AZ Water System Revenue	5.000%	7/1/28		1,765	2,187
Tucson AZ Water System Revenue	5.000%	7/1/29		1,750	2,164
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/27		1,245	1,453
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	5.000%	8/1/39		1,020	1,157
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24		1,260	1,408
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25		1,250	1,388
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32		1,010	1,093
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32		1,500	1,637
					1,347,718
Arkansas (0.3%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/33		1,085	1,257
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	4.000%	12/1/38		1,085	1,140
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25		49,000	49,154
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22		380	400
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24		10,105	11,772
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32		3,000	3,408
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33		3,305	3,737
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34		2,815	3,174
Rogers AR School District No. 30 GO	3.000%	2/1/31		4,810	4,971
Springdale AR Sales and Use Revenue	5.000%	4/1/26	(15)	2,695	3,070
Springdale AR Sales and Use Revenue	5.000%	4/1/27	(15)	1,500	1,704
Springdale AR Sales and Use Revenue	5.000%	4/1/28	(15)	1,025	1,162
Springdale AR Sales and Use Revenue	4.000%	4/1/30	(15)	2,670	2,896
Springdale AR Sales and Use Revenue	4.000%	4/1/31	(15)	2,860	3,093
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	18,550	20,559
Springdale AR School District No. 50 GO	4.000%	6/1/26		4,505	4,773
Springdale AR School District No. 50 GO	4.000%	6/1/27		3,500	3,704
Springdale AR School District No. 50 GO	4.000%	6/1/32		4,500	4,715
Springdale AR School District No. 50 GO	4.000%	6/1/33		5,500	5,750
University of Arkansas Revenue	5.000%	11/1/20		855	873
University of Arkansas Revenue	5.000%	11/1/25		570	679
University of Arkansas Revenue	5.000%	11/1/26		600	733
University of Arkansas Revenue	5.000%	11/1/29		710	862
University of Arkansas Revenue	5.000%	11/1/31		835	1,007
University of Arkansas Revenue	5.000%	11/1/33		1,000	1,200
University of Arkansas Revenue	5.000%	11/1/34		1,000	1,198
University of Arkansas Revenue	5.000%	11/1/36		1,200	1,432
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/21	(Prere.)	1,815	1,931
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/21	(Prere.)	1,075	1,144
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/21	(Prere.)	1,695	1,803
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22		2,000	2,192
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23		1,280	1,446
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25		2,020	2,321
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26		2,205	2,533
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28		3,210	3,675
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29		3,355	3,790
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30		2,555	2,877
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27		1,000	1,131
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28		3,000	3,387
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29		1,970	2,219
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30		2,000	2,249
					171,121

180

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
California (9.3%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27		1,375	1,463
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29		2,795	2,965
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		155	163
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		1,450	1,579
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	(4)	1,970	2,403
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/27	(4)	2,345	2,928
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/33	(4)	750	899
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/34	(4)	600	715
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		5,000	5,424
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		6,510	6,971
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	750	832
	Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27		3,010	3,439
	Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30		12,395	13,945
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	2,195	2,323
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		4,015	4,426
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/29		5,000	5,489
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30		9,000	9,859
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		5,000	5,443
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/35		5,000	5,404
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,030	5,228
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,300	5,509
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		7,900	8,874
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		4,680	5,232
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		11,840	13,083
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,295	27,790
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		40,120	43,914
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		26,415	28,637
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		20,000	21,560
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		6,125	6,151
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		7,200	7,315
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		64,500	65,137
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		19,850	20,950
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		54,000	57,032
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		33,875	36,262
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32		12,970	14,410
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.920%	4/1/21		14,500	14,402
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.120%	5/1/23		13,500	13,258
	Beverly Hills CA Unified School District GO	0.000%	8/1/28		5,000	4,344
	Beverly Hills CA Unified School District GO	0.000%	8/1/29		7,950	6,737
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		20,150	20,150
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	12,410	12,410
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	6,200	6,200
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	80	92
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	35	41
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	55	65
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		2,490	2,914
	California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/37	(14)	6,340	3,801
	California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29		3,000	3,354
	California GO	5.000%	10/1/20		3,000	3,055
	California GO	5.000%	3/1/22		26,540	28,475
	California GO	5.000%	8/1/22		19,000	20,605
	California GO	5.000%	8/1/22		4,880	5,292
	California GO	5.000%	9/1/22		4,900	5,328
	California GO	5.000%	9/1/22		5,620	6,111
	California GO	5.000%	9/1/22		17,000	18,486

181

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	12/1/22		11,000	12,057
California GO	5.000%	9/1/23		9,770	10,947
California GO	5.000%	11/1/23		9,700	10,923
California GO	5.000%	12/1/23		34,000	38,380
California GO	5.000%	3/1/24		30,065	34,147
California GO	5.000%	4/1/24		6,000	6,831
California GO	5.000%	5/1/24		35,000	39,940
California GO	5.000%	10/1/24		43,425	50,125
California GO	5.000%	10/1/24		10,500	12,120
California GO	5.000%	3/1/25		15,410	17,954
California GO	5.000%	10/1/25		34,000	40,195
California GO	5.000%	10/1/25		5,250	6,207
California GO	5.000%	10/1/25		20,000	22,076
California GO	5.000%	11/1/25		33,000	38,099
California GO	5.000%	4/1/26		48,005	57,430
California GO	5.000%	10/1/26		31,195	34,415
California GO	5.000%	10/1/26		5,250	6,355
California GO	5.000%	4/1/27		52,120	63,767
California GO	3.500%	8/1/27		21,000	23,624
California GO	5.000%	10/1/27		11,250	12,404
California GO	5.000%	10/1/27		5,250	6,492
California GO	5.250%	10/1/27		26,440	28,014
California GO	5.000%	11/1/27		17,380	19,508
California GO	5.000%	2/1/28		12,500	13,712
California GO	5.000%	8/1/28		1,260	1,547
California GO	5.000%	9/1/28		1,110	1,167
California GO	5.000%	10/1/28		5,250	6,608
California GO	5.000%	11/1/28		7,770	9,583
California GO	5.000%	11/1/28		9,175	10,282
California GO	5.000%	12/1/28		3,575	4,016
California GO	5.000%	9/1/29		5,600	6,697
California GO	5.250%	9/1/29		10,460	11,780
California GO	5.000%	10/1/29		10,000	11,450
California GO	5.000%	10/1/29		4,120	5,266
California GO	5.000%	5/1/30		30,000	33,946
California GO	4.000%	8/1/30		12,400	13,924
California GO	5.000%	8/1/30		15,000	17,868
California GO	5.000%	9/1/30		4,500	4,730
California GO	5.250%	9/1/30		25,480	28,616
California GO	3.500%	12/1/30		7,500	7,946
California GO	5.000%	4/1/31		2,000	2,605
California GO	4.000%	8/1/31		27,000	30,008
California GO	4.000%	9/1/31		7,660	8,520
California GO	5.000%	10/1/31		24,000	27,360
California GO	5.000%	10/1/31		11,975	15,096
California GO	5.000%	11/1/31		10,000	12,184
California GO	5.000%	2/1/32		50,640	55,292
California GO	5.000%	4/1/32		26,035	32,365
California GO	5.000%	4/1/32		15,000	19,718
California GO	4.000%	8/1/32		8,000	8,842
California GO	5.250%	8/1/32	(4)	21,500	28,911
California GO	4.000%	9/1/32		5,000	5,531
California GO	5.000%	9/1/32		6,500	7,698
California GO	5.000%	10/1/32		11,000	12,520
California GO	5.000%	10/1/32		7,690	9,622
California GO	4.000%	11/1/32		4,805	5,397
California GO	5.000%	2/1/33		60,000	65,309
California GO	5.000%	4/1/33		12,000	14,820
California GO	4.000%	8/1/33		26,000	28,616
California GO	5.000%	8/1/33		14,000	16,487
California GO	4.000%	9/1/33		26,050	28,698
California GO	3.000%	10/1/33		9,000	9,376
California GO	5.000%	10/1/33		6,000	6,815
California GO	4.000%	8/1/34		4,980	5,467
California GO	5.000%	9/1/34		1,655	1,947
California GO	3.000%	10/1/34		18,575	19,271
California GO	5.000%	10/1/34		10,000	11,336
California GO	4.000%	9/1/35		10,000	10,948
California GO	4.000%	9/1/35		7,900	8,649
California GO	3.000%	10/1/35		44,000	45,233
California GO	3.000%	10/1/36		29,800	30,499

182

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	3.000%	10/1/37		6,800	6,934
California GO PUT	4.000%	12/1/21		13,300	13,701
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		19,000	19,447
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28		9,180	9,377
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25		5,000	5,333
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26		5,000	5,326
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27		3,845	4,090
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26		2,475	2,662
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		34,940	37,744
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		5,095	5,557
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		53,870	68,237
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		41,815	45,234
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		81,500	93,336
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22		1,510	1,623
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/33		5,000	5,897
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,500	4,562
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	10,000	10,148
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,750	2,070
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		2,750	3,235
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31		2,050	2,397
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32		2,320	2,697
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		2,250	2,605
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		4,030	4,666
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		3,400	3,923
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		2,000	2,284
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38		5,645	6,431
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29		1,000	1,170
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32		2,190	2,553
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35		1,755	2,035
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20	(Prere.)	8,525	8,558
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20	(Prere.)	3,000	3,012
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27		7,420	8,011
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27		1,325	1,535
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27		5,000	5,526
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23		750	841
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24		900	1,036
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		10,000	10,611
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		7,000	7,454
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26		5,000	5,323
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27		3,145	3,451
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		13,000	13,782
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		8,000	8,472
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		4,250	4,649
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		10,705	11,323
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30		3,930	4,288
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31		5,000	5,444
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		3,350	3,630
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	8,145	8,709
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		8,975	8,975
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21		5,000	5,136
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		5,000	5,198
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		3,075	3,197
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		6,075	6,527
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		3,065	3,393
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		4,510	4,993
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/24		4,155	4,718
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27		3,085	3,312
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		8,245	9,206
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		2,495	2,820
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		4,260	4,478
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31		20,000	22,087
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32		9,650	10,290
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32		2,100	2,608
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/33		2,615	3,231
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/34		2,580	3,175
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/35		5,365	6,570
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/36		3,100	3,781
California State Various Purpose GO Bonds	5.000%	4/1/30		4,910	6,187
California State University Systemwide Revenue	5.250%	11/1/21	(Prere.)	7,395	7,901

183

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California State University Systemwide Revenue	5.250%	11/1/21	(Prere.)	7,790	8,323
	California State University Systemwide Revenue	5.250%	11/1/21	(Prere.)	7,960	8,505
	California State University Systemwide Revenue	5.250%	11/1/21	(Prere.)	4,000	4,274
[2]	California State University Systemwide Revenue	5.000%	11/1/28		3,570	4,291
	California State University Systemwide Revenue	5.000%	11/1/30		24,965	28,740
	California State University Systemwide Revenue	5.000%	11/1/30		2,025	2,412
	California State University Systemwide Revenue	5.000%	11/1/30		8,400	10,225
	California State University Systemwide Revenue	5.000%	11/1/31		21,630	24,860
	California State University Systemwide Revenue	5.000%	11/1/31		4,600	5,453
	California State University Systemwide Revenue	5.000%	11/1/31		5,955	7,209
	California State University Systemwide Revenue	5.000%	11/1/32		10,030	11,528
	California State University Systemwide Revenue	5.000%	11/1/32		10,000	11,798
	California State University Systemwide Revenue	5.000%	11/1/32		2,535	3,051
	California State University Systemwide Revenue	5.000%	11/1/33		20,000	22,931
	California State University Systemwide Revenue	5.000%	11/1/33		8,000	9,592
	California State University Systemwide Revenue	5.000%	11/1/33		1,000	1,199
	California State University Systemwide Revenue	4.000%	11/1/34		2,000	2,203
	California State University Systemwide Revenue	5.000%	11/1/34		24,190	27,690
	California State University Systemwide Revenue	5.000%	11/1/34		10,270	12,275
	California State University Systemwide Revenue	5.000%	11/1/34		1,000	1,195
	California State University Systemwide Revenue	4.000%	11/1/35		2,000	2,196
	California State University Systemwide Revenue	5.000%	11/1/35		4,355	4,975
	California State University Systemwide Revenue	5.000%	11/1/35		12,825	15,272
	California State University Systemwide Revenue	5.000%	11/1/35		4,645	5,778
	California State University Systemwide Revenue	5.000%	11/1/36		12,660	15,027
	California State University Systemwide Revenue	5.000%	11/1/36		7,165	8,875
	California State University Systemwide Revenue	5.000%	11/1/38		10,000	12,305
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		3,200	4,053
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		2,020	2,559
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		28,065	35,550
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		16,290	20,634
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		45,180	57,229
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		21,035	26,645
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		22,750	28,817
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28		5,925	6,287
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/29		2,000	2,054
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29		5,000	5,178
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/30		3,500	3,579
	California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/27		5,000	5,016
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25		1,000	1,089
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26		1,000	1,100
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27		1,000	1,094
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		2,000	2,153
	Cerritos CA Community College District GO	0.000%	8/1/28		1,000	862
	Cerritos CA Community College District GO	0.000%	8/1/30		1,850	1,493
	Cerritos CA Community College District GO	0.000%	8/1/31		1,000	781
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		7,000	7,838
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		15,000	16,766
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		5,000	5,585
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		17,000	18,956
	Chaffey CA Community College District GO	5.000%	6/1/24	(Prere.)	1,250	1,453
	Chaffey CA Community College District GO	5.000%	6/1/24	(Prere.)	2,000	2,325
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(4)	800	930
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27	(4)	2,340	2,716
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	(4)	1,300	1,500
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		1,080	1,198
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24		1,130	1,291
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25		1,145	1,340
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26		1,255	1,459

184

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27		1,320	1,519
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28		1,380	1,587
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29		1,445	1,655
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30		1,400	1,595
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31		1,600	1,811
	Clovis CA Unified School District GO	0.000%	8/1/25	(14)	2,485	2,270
	Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	2,000	2,271
	Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	3,000	3,407
	Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	4,000	4,542
	Corona-Norco CA Unified School District GO	4.000%	8/1/35		5,240	5,780
	Corona-Norco CA Unified School District GO	4.000%	8/1/36		5,550	6,100
	Cupertino CA Union School District GO	5.000%	8/1/22	(Prere.)	1,000	1,097
	Desert Sands CA Unified School District GO	5.000%	8/1/32		1,500	1,815
	Desert Sands CA Unified School District GO	5.000%	8/1/33		1,305	1,571
	Desert Sands CA Unified School District GO	5.000%	8/1/34		1,015	1,218
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		10,900	13,289
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/33		7,645	9,187
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26		2,575	2,871
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27		2,000	2,228
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		3,000	3,338
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28		2,655	2,866
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	6,920	7,236
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/34	(4)	4,600	4,780
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,730	6,340
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		8,125	8,960
	El Dorado CA Irrigation District Revenue	5.000%	3/1/23	(4)	1,750	1,879
	El Dorado CA Irrigation District Revenue	5.000%	3/1/25	(4)	1,000	1,074
	El Dorado CA Irrigation District Revenue	5.000%	3/1/26	(4)	2,485	2,668
	El Dorado CA Irrigation District Revenue	5.000%	3/1/27	(4)	2,110	2,266
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	2,000	2,147
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	3,060	3,475
	El Segundo CA Unified School District GO	0.000%	8/1/28		2,705	2,322
	El Segundo CA Unified School District GO	0.000%	8/1/29		8,655	7,201
	El Segundo CA Unified School District GO	0.000%	8/1/30		9,160	7,364
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23		775	872
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24		1,000	1,159
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25		750	893
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26		1,155	1,368
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30	(15)	1,130	1,327
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31	(15)	1,750	2,053
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32	(15)	1,365	1,598
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23	(14)	2,875	2,741
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24	(14)	1,700	1,590
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25	(14)	2,055	1,881
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26	(14)	2,985	2,670
	Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28	(14)	2,875	2,429
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		2,000	2,208
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		40,500	42,065
[3]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.125% coupon rate effective 1/15/2024	0.000%	1/15/28		20,090	18,994
[3]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29		2,000	1,920
	Gavilan CA Joint Community College District GO	5.000%	8/1/30		5,000	5,873
	Gavilan CA Joint Community College District GO	5.000%	8/1/31		6,000	7,035
	Gilroy CA Unified School District GO	0.000%	8/1/30	(ETM)	255	211
	Gilroy CA Unified School District GO	0.000%	8/1/30	(12)	5,245	4,217
	Gilroy CA Unified School District GO	0.000%	8/1/32	(12)	3,400	2,540
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		7,500	8,453
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26	(4)	5,000	4,459
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	5,000	4,288
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	52,135	43,346
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		17,000	19,139
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		6,000	6,742
	Hayward CA Unified School District GO	5.000%	8/1/28	(4)	2,720	3,106
	Hayward CA Unified School District GO	5.000%	8/1/28	(4)	3,795	4,334
	Hayward CA Unified School District GO	5.000%	8/1/29	(4)	2,575	2,936
	Hayward CA Unified School District GO	5.000%	8/1/29	(4)	4,315	4,920
	Huntington Beach CA City School District GO	4.000%	8/1/36		1,000	1,112
	Huntington Beach CA City School District GO	4.000%	8/1/37		1,000	1,109
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20	(Prere.)	5,200	5,313
	Imperial CA Irrigation District Electric Revenue	4.000%	11/1/34		3,735	4,149

185

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28		1,025	1,184
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,000	1,154
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,190	1,369
Kern CA Community College District GO	0.000%	11/1/26	(4)	10,210	9,110
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23	(14)	2,100	2,008
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25	(14)	3,635	3,328
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27	(14)	1,500	1,308
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28	(14)	3,170	2,690
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		3,125	3,531
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		50	51
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23		290	319
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		170	189
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28		235	286
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20	(2)	3,250	3,324
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21	(2)	7,645	8,153
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22	(2)	3,535	3,850
Long Beach CA Unified School District GO	0.000%	8/1/23	(12)	1,995	1,901
Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,475	1,314
Long Beach CA Unified School District GO	3.000%	8/1/40		3,090	3,095
Los Angeles CA Community College District GO	5.000%	8/1/27		24,895	28,650
Los Angeles CA Community College District GO	5.000%	8/1/28		3,010	3,449
Los Angeles CA Community College District GO	5.000%	8/1/30		30,500	34,668
Los Angeles CA Community College District GO	4.000%	8/1/32		21,000	22,828
Los Angeles CA Community College District GO	4.000%	8/1/33		20,000	21,676
Los Angeles CA Community College District GO	5.000%	8/1/36		8,495	9,966
Los Angeles CA Community College District GO	4.000%	8/1/37		28,000	29,646
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/39		2,500	2,968
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/40		10,000	11,846
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27		7,985	9,207
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28		25,385	28,378
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31		22,715	25,341
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		11,185	12,437
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		3,000	3,592
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34		2,500	2,982
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		23,055	27,337
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	2,971
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		36,000	44,013
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		16,270	19,227
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		2,750	3,186
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		18,025	22,009
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		17,150	20,884
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		11,140	13,130
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		21,535	26,212
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		705	847
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		10,500	12,746
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		17,720	20,883
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		11,000	13,351
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/37		10,760	13,171
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/39		6,895	8,386
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		18,030	21,979
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		5,000	6,034
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29		7,000	8,271
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30		10,000	11,756
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		10,875	11,960
Los Angeles CA Unified School District GO	5.000%	7/1/22		49,000	53,062
Los Angeles CA Unified School District GO	5.000%	7/1/26		20,000	22,963
Los Angeles CA Unified School District GO	5.000%	7/1/26		2,900	3,497
Los Angeles CA Unified School District GO	5.000%	7/1/27		10,625	13,037
Los Angeles CA Unified School District GO	5.000%	7/1/29		13,650	15,607
Los Angeles CA Unified School District GO	3.000%	7/1/31		20,135	21,072
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		2,020	2,451
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		5,120	6,212
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		5,220	6,294
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		2,500	2,999
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		1,050	1,224
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		3,000	3,575
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,000	2,384
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		5,795	6,742
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		4,000	4,750
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28		8,650	10,422

186

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29		9,290	11,152
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31		16,000	19,427
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32		18,870	22,769
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33		5,270	6,189
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		14,815	17,789
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		12,500	14,967
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		16,845	20,093
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		16,000	19,017
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		20,500	24,297
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27		1,475	1,597
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28		2,000	2,163
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29		2,365	2,553
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32		3,000	3,231
	Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	12,046
	Los Angeles County CA School District GO	5.000%	7/1/35	(15)	27,000	32,414
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	25,525	30,488
	Los Angeles County CA School District GO	5.000%	7/1/37	(15)	12,500	14,886
	Los Angeles County CA Unified School District GO	5.000%	7/1/30		6,500	8,227
	Los Angeles County CA Unified School District GO	5.000%	7/1/31		5,720	7,194
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		6,000	8,443
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21		1,090	1,144
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23		1,000	1,107
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27		1,000	1,184
	Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31	(14)	1,310	1,523
	Mount Diablo CA Unified School District GO	5.000%	8/1/29		6,415	6,918
	Mount Diablo CA Unified School District GO	5.000%	8/1/30		5,510	5,937
	Mount Diablo CA Unified School District GO	5.000%	8/1/32		12,910	13,887
[3]	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,301
	Napa Valley CA Unified School District GO	4.000%	8/1/26		2,655	2,855
	Napa Valley CA Unified School District GO	4.000%	8/1/27		5,130	5,507
	Napa Valley CA Unified School District GO	4.000%	8/1/28		6,000	6,429
[3]	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/29		6,065	6,630
[3]	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/32		6,000	6,399
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		10,000	10,504
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		4,500	4,740
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22		1,500	1,609
	Oakland CA Unified School District GO	5.000%	8/1/23	(4)	2,000	2,219
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33		14,000	17,400
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34		16,200	20,001
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35		9,820	12,072
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		10,000	12,221
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		15,000	18,265
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		8,000	9,647
	Palo Alto CA Unified School District GO	0.000%	8/1/23		14,050	13,511
	Palo Alto CA Unified School District GO	0.000%	8/1/28		20,320	17,568
	Palo Alto CA Unified School District GO	0.000%	8/1/29		19,530	16,339
	Palo Alto CA Unified School District GO	0.000%	8/1/31		12,305	9,626
	Palomar Pomerado Health California GO	0.000%	8/1/32	(12)	9,300	6,798
	Palomar Pomerado Health California GO	4.000%	8/1/34		5,725	5,946
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	5,000	4,266
[2]	Peralta CA Community College District Revenue	5.000%	8/1/27		7,605	9,342
	Peralta CA Community College District Revenue	5.000%	8/1/28		3,000	3,432
[2]	Peralta CA Community College District Revenue	5.000%	8/1/28		9,110	11,393
[2]	Peralta CA Community College District Revenue	5.000%	8/1/29		10,745	13,649
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		1,135	1,220
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23		1,200	1,323
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24		1,260	1,422
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25		1,315	1,515
	Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31		3,220	3,607
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		3,550	4,023
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		5,580	6,457
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28		2,190	2,511
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28		2,190	2,505
	Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29		4,830	5,487
	Poway CA Unified School District GO	0.000%	8/1/29		6,160	5,088
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	(15)	1,365	1,633
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	(15)	2,230	2,652
	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	(15)	1,735	2,058
	Rancho Santiago CA Community College District GO	5.000%	9/1/25		6,690	7,496
	Rancho Santiago CA Community College District GO	5.000%	9/1/26		16,145	18,080

187

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	2,885	3,311
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	3,050	3,486
	Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,125	3,555
	Riverside CA Electric Revenue	5.000%	10/1/35		6,250	7,675
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(4)	1,375	1,651
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31		9,575	11,304
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		3,495	4,096
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34		12,070	14,111
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,980	5,658
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	7,365	8,368
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		2,600	3,077
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25		8,790	7,343
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26		3,375	2,712
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27		6,430	4,969
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28		9,395	6,959
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29		11,075	7,856
	Rocklin CA Unified School District GO	0.000%	8/1/22	(14)	5,450	5,308
	Roseville CA Joint Union High School District GO	0.000%	8/1/27	(4)	2,915	2,542
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23		115	124
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25		235	263
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26		200	228
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		160	188
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/21	(15)	1,920	2,044
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/23	(15)	1,240	1,411
	Sacramento CA City Financing Authority Revenue	5.000%	12/1/24	(15)	1,760	2,065
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	13,125	11,489
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	11,000	8,014
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	270	274
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	445	451
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26		755	760
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28		1,130	1,345
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,298
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31		1,000	1,181
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31		3,000	3,442
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35		1,115	1,307
	San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	1,960	2,174
	San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	1,180	1,307
	San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	1,320	1,460
	San Bernardino CA City Unified School District GO	5.000%	8/1/32	(4)	1,400	1,547
	San Bernardino CA Community College District GO	0.000%	8/1/22	(4)	3,535	3,443
	San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	5,000	4,794
	San Bernardino CA Community College District GO	5.000%	8/1/23	(Prere.)	14,080	15,988
	San Bernardino CA Community College District GO	5.000%	8/1/24		12,065	13,498
	San Bernardino CA Community College District GO	5.000%	8/1/25		13,965	15,609
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	7,400	7,804
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,895	4,108
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,350	8,806
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	4,315	4,551
	San Diego CA Community College District GO	4.000%	8/1/32		19,065	21,143
[4]	San Diego CA Community College District GO TOB VRDO	0.320%	5/7/20	(Prere.)	3,000	3,000
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29		8,570	10,367
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31		5,160	6,194
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,805	5,743
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33		15,835	18,864
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34		12,645	15,031
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35		12,100	14,352
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		9,255	10,953
	San Diego CA Unified School District GO	0.000%	7/1/30		17,320	13,861
	San Diego CA Unified School District GO	0.000%	7/1/36		1,000	637
	San Diego CA Unified School District GO	0.000%	7/1/38		5,220	3,077
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		2,500	2,515
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31		1,900	2,324
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31		1,500	1,806
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,680	2,038
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		4,500	5,375
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33		1,975	2,380
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33		2,150	2,553
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,325	1,591
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,340	1,586
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		1,250	1,493
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		1,875	2,208

188

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Regional Airport Authority Revenue	4.000%	7/1/37		1,500	1,602
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38		1,400	1,653
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39		1,375	1,618
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,275	6,333
San Diego County CA Water Authority Revenue	5.000%	5/1/34		10,540	12,455
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30		5,000	5,929
San Francisco CA City & County COP	5.000%	4/1/28		10,790	12,503
San Francisco CA City & County COP	4.000%	4/1/30		16,775	18,374
San Francisco CA City & County COP	4.000%	4/1/33		12,465	13,376
San Francisco CA City & County COP	4.000%	4/1/35		10,000	10,675
San Francisco CA City & County COP	4.000%	4/1/36		10,000	10,644
San Francisco CA City & County GO	5.000%	6/15/27		10,000	11,177
San Francisco CA City & County GO	4.000%	6/15/28		25,000	27,147
San Francisco CA City & County GO	4.000%	6/15/29		15,000	16,252
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,135
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	3,900	3,900
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,365	2,371
San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		10,000	12,090
San Francisco CA City & County International Airport Revenue	5.000%	5/1/34		14,000	16,861
San Francisco CA City & County International Airport Revenue	5.000%	5/1/35		10,850	13,016
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33		9,030	10,675
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33		2,545	3,009
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,015	2,445
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		3,715	4,508
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	12,000	13,031
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		8,040	9,280
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		1,870	2,158
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31		7,000	8,513
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32		10,000	10,883
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		2,000	2,342
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		20,060	24,442
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/37		9,225	11,105
San Francisco CA City & County Unified School District GO	4.000%	6/15/31		13,670	14,319
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		3,950	4,129
San Francisco CA City & County Unified School District GO	4.000%	6/15/33		8,885	9,878
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/31		1,670	2,005
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		2,580	3,188
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		3,000	3,547
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		2,415	2,969
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		3,110	3,664
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		3,155	3,861
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		3,045	3,575
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21	(14)	12,385	12,254
San Jose CA Airport Revenue	5.000%	3/1/27		2,275	2,537
San Jose CA Airport Revenue	5.000%	3/1/28		2,235	2,486
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	2,400	2,426
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,175	1,188
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29		1,510	1,745
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		2,745	3,165
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30		3,445	3,972
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,010	3,462
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31		3,840	4,417
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32		3,095	3,552
San Marcos CA Unified School District GO	5.000%	8/1/36		3,330	3,956
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,291
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/28		2,520	2,882
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/29		1,675	1,914
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	(2)	3,535	2,871
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	(2)	3,535	2,765
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	(2)	3,535	2,554
San Ramon Valley CA Unified School District GO	5.000%	8/1/26		3,385	3,809
San Ramon Valley CA Unified School District GO	5.000%	8/1/27		1,080	1,215
Santa Ana CA Unified School District GO	0.000%	8/1/29	(14)	3,315	2,674
Santa Ana CA Unified School District GO	0.000%	8/1/30	(14)	2,200	1,709
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36		5,200	5,296
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37		5,485	5,544
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38		5,525	5,521
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39		7,440	7,393

189

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/40		8,920	8,697
	Santa Clara CA Unified School District GO	3.000%	7/1/32		4,770	5,023
	Santa Clara CA Unified School District GO	3.000%	7/1/34		4,435	4,598
	Santa Clara CA Unified School District GO	3.000%	7/1/36		6,150	6,298
	Santa Clara CA Unified School District GO	3.000%	7/1/37		3,590	3,667
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28		1,000	1,169
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29		1,035	1,206
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30		1,010	1,173
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31		1,000	1,156
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32		1,500	1,727
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33		1,500	1,721
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35		2,650	3,027
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36		1,750	1,993
	Santa Clara Valley CA Water District Revenue	5.000%	6/1/32		2,000	2,353
	Santa Clara Valley CA Water District Revenue	5.000%	6/1/33		2,000	2,348
	Santa Monica CA Community College District GO	0.000%	8/1/23		9,045	8,695
	Santa Monica CA Community College District GO	5.000%	8/1/25		5,050	5,645
	Santa Monica CA Community College District GO	0.000%	8/1/27		7,065	6,276
	Santa Monica CA Community College District GO	5.000%	8/1/27		5,145	5,740
	Santa Monica CA Community College District GO	0.000%	8/1/28		7,295	6,328
	Santa Monica CA Community College District GO	0.000%	8/1/29		12,640	10,643
	Santa Monica CA Community College District GO	5.000%	8/1/35		4,000	4,781
	Santa Rosa CA Wastewater Revenue	0.000%	9/1/27	(2)	11,125	9,731
	Simi Valley CA Unified School District GO	0.000%	6/1/29	(14)	6,000	4,958
	Simi Valley CA Unified School District GO	0.000%	8/1/29	(4)	5,000	4,126
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27		445	524
	State Center California Community College District GO	5.000%	8/1/29		6,005	7,067
	State Center California Community College District GO	5.000%	8/1/30		3,335	3,917
	State Center California Community College District GO	5.000%	8/1/31		5,070	5,944
	Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	3,300	3,734
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29		440	531
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30		805	968
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31		600	720
[2]	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33		1,085	1,298
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36		1,610	1,911
	Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		3,000	3,230
	Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35		2,000	2,149
	Union CA Elementary School District GO	0.000%	9/1/27	(14)	7,295	6,390
	Union CA Elementary School District GO	0.000%	9/1/28	(14)	4,625	3,942
	Union CA Elementary School District GO	0.000%	9/1/28	(14)	6,275	5,348
	University of California Revenue	5.000%	5/15/21	(Prere.)	235	246
	University of California Revenue	5.000%	5/15/21	(Prere.)	5,535	5,780
	University of California Revenue	5.000%	5/15/21	(Prere.)	2,145	2,240
	University of California Revenue	5.000%	5/15/21	(Prere.)	1,210	1,264
	University of California Revenue	5.000%	5/15/23		1,265	1,318
	University of California Revenue	5.000%	5/15/23	(Prere.)	8,050	9,032
	University of California Revenue	5.000%	5/15/24		2,585	2,884
	University of California Revenue	5.000%	5/15/27		6,125	7,203
	University of California Revenue	5.000%	5/15/28		17,945	19,976
	University of California Revenue	5.000%	5/15/28		5,500	6,477
	University of California Revenue	5.000%	5/15/28		12,500	14,687
	University of California Revenue	5.000%	5/15/29		19,020	22,358
	University of California Revenue	5.000%	5/15/30		60	73
	University of California Revenue	5.000%	5/15/30		1,620	1,687
	University of California Revenue	4.000%	5/15/31		18,505	21,320
	University of California Revenue	5.000%	5/15/31		3,775	4,689
	University of California Revenue	5.000%	5/15/31		11,100	12,965
	University of California Revenue	5.000%	5/15/32		9,000	11,101
	University of California Revenue	5.000%	5/15/32		4,060	4,727
	University of California Revenue	5.000%	5/15/32		21,820	24,110
	University of California Revenue	4.000%	5/15/33		28,500	32,155
	University of California Revenue	5.000%	5/15/33		5,750	7,051
	University of California Revenue	5.000%	5/15/33		31,200	34,387
	University of California Revenue	4.000%	5/15/34		28,825	32,356
	University of California Revenue	4.000%	5/15/34		17,000	18,341
	University of California Revenue	5.000%	5/15/34		5,625	6,855
	University of California Revenue	5.000%	5/15/34		38,420	42,296
	University of California Revenue	4.000%	5/15/35		5,665	6,334
	University of California Revenue	5.000%	5/15/35		6,015	7,299
	University of California Revenue	5.000%	5/15/36		9,000	10,913
	University of California Revenue	5.000%	5/15/36		7,175	8,396

190

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of California Revenue	5.000%	5/15/37		6,640	7,999
University of California Revenue	5.000%	5/15/38		1,850	2,225
University of California Revenue PUT	5.000%	5/15/23		127,200	141,674
Ventura County CA Community College District GO	0.000%	8/1/23		6,155	5,928
Ventura County CA Community College District GO	5.000%	2/1/24	(Prere.)	1,000	1,153
Ventura County CA Community College District GO	5.000%	2/1/24	(Prere.)	1,000	1,153
Ventura County CA Community College District GO	5.000%	2/1/24	(Prere.)	1,000	1,153
Ventura County CA Community College District GO	0.000%	8/1/24		8,050	7,632
Ventura County CA Community College District GO	0.000%	8/1/25		8,000	7,463
Ventura County CA Community College District GO	0.000%	8/1/26		8,500	7,781
Ventura County CA Community College District GO	0.000%	8/1/27		8,500	7,617
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32		6,155	7,230
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33		6,815	7,981
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34		7,355	8,594
West Contra Costa CA Unified School District GO	0.000%	8/1/20	(12)	6,000	5,983
West Contra Costa CA Unified School District GO	5.000%	8/1/27		2,405	2,757
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	5,230	4,377
West Contra Costa CA Unified School District GO	5.000%	8/1/29		3,500	3,998
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(4)	13,450	10,639
West Contra Costa CA Unified School District GO	0.000%	8/1/31	(14)	6,670	5,030
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(4)	18,000	13,190
West Contra Costa CA Unified School District GO	0.000%	8/1/32	(12)	5,000	3,664
West Contra Costa CA Unified School District GO	5.000%	8/1/32	(4)	6,270	6,745
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(3)	5,030	3,498
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,810	1,980
West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	17,000	11,379
Westlands CA Water District Revenue	5.000%	9/1/26	(4)	1,000	1,091
					6,557,673
Colorado (1.9%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/28		6,000	6,570
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32		4,050	4,854
Adams & Weld County CO School District No. 27J GO	5.000%	12/1/32		2,300	2,730
Adams County CO COP	5.000%	12/1/30		600	708
Adams County CO COP	5.000%	12/1/33		1,000	1,173
Adams County CO COP	5.000%	12/1/34		750	879
Arvada CO Revenue	5.000%	12/1/30		3,665	4,650
Aurora CO Water Revenue	5.000%	8/1/41		3,000	3,493
Boulder Valley CO School District GO	5.000%	12/1/34		3,055	3,684
Boulder Valley CO School District GO	5.000%	12/1/35		8,590	10,319
Boulder Valley CO School District GO	5.000%	12/1/36		9,020	10,801
Boulder Valley CO School District GO	5.000%	12/1/37		3,915	4,675
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,685	2,753
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,820	2,891
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	2,965	3,040
Broomfield CO City & County COP	5.000%	12/1/20	(Prere.)	7,470	7,658
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23		5,080	5,792
Colorado Building Excellent Schools COP	5.000%	3/15/33		1,350	1,672
Colorado Building Excellent Schools COP	5.000%	3/15/34		1,375	1,697
Colorado Building Excellent Schools COP	5.000%	3/15/35		1,255	1,542
Colorado Building Excellent Schools COP	5.000%	3/15/36		2,840	3,475
Colorado Building Excellent Schools COP	4.000%	3/15/39		7,135	7,809
Colorado COP	4.000%	12/15/33		23,200	26,020
Colorado COP	4.000%	12/15/34		16,040	17,917
Colorado COP	4.000%	12/15/35		11,375	12,649
Colorado COP	4.000%	12/15/37		9,540	10,534
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/31		880	971
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/32		1,030	1,130
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/33		1,000	1,091
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/34		1,075	1,170
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37		17,455	19,993
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38		8,000	8,370
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/39		10,955	12,479
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26		10,000	11,901
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/27		3,020	3,523
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/27		3,000	3,500
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/28		4,000	4,697
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/28		3,750	4,404

191

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/29		3,000	3,515
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/29		5,015	5,877
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/30		4,000	4,527
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/30		5,000	5,658
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/31		3,750	4,223
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/31		4,000	4,505
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/32		5,000	5,589
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/33		5,000	5,558
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/34		3,750	4,154
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/35		3,820	4,211
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/35		5,000	5,512
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/36		6,245	6,810
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/36		7,000	7,633
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/37		9,000	9,752
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/38		5,260	5,673
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/25		11,000	12,253
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health) PUT	5.000%	8/1/26		7,000	7,910
Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	4.000%	1/1/35		6,810	7,274
Colorado Health Facilities Authority Hospital Revenue (SCL Health System)	4.000%	1/1/36		5,800	6,150
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/26	(ETM)	915	1,124
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(ETM)	1,025	1,288
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	1,405	1,765
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	1,605	2,016
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	2,960	3,718
Colorado Health Facilities Authority Hospital Revenue (The Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/27	(Prere.)	3,015	3,788
Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24	(ETM)	52,000	49,495
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23		19,510	22,009
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/26		20,605	24,517
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/21	(Prere.)	22,000	22,732
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/23	(Prere.)	8,385	9,251
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25		600	581
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26		750	722
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23		2,000	2,069
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24		2,500	2,603
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25		2,540	2,651
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26		1,865	1,943
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		2,025	2,067
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27		1,375	1,429
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28		1,030	1,069
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30		1,405	1,451
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		6,750	6,833
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	5,145	5,994
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	8,500	9,902
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	5,410	6,302
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/26	(Prere.)	5,500	6,407
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31	(4)	2,415	2,755
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33	(4)	2,410	2,741
Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/22		7,125	7,755
Denver City & County CO Better Denver & Zoo GO	5.000%	8/1/25		9,225	10,985
Denver City & County CO GO	5.000%	8/1/22		4,365	4,751
Denver City & County CO GO	5.000%	8/1/25		9,195	10,949
Denver CO City & County Airport Revenue	5.000%	11/15/24		3,080	3,499
Denver CO City & County Airport Revenue	5.000%	11/15/25		15,190	16,370
Denver CO City & County Airport Revenue	5.000%	11/15/25		4,160	4,818
Denver CO City & County Airport Revenue	5.000%	11/15/26		5,750	6,192
Denver CO City & County Airport Revenue	5.000%	12/1/27		750	898
Denver CO City & County Airport Revenue	5.250%	11/15/28		3,040	3,372
Denver CO City & County Airport Revenue	5.000%	12/1/28		550	667
Denver CO City & County Airport Revenue	5.250%	11/15/29		5,000	5,534
Denver CO City & County Airport Revenue	5.000%	12/1/29		750	904
Denver CO City & County Airport Revenue	5.250%	11/15/30		14,400	15,895
Denver CO City & County Airport Revenue	5.000%	12/1/30		760	910
Denver CO City & County Airport Revenue	5.000%	11/15/31		4,130	4,744

192

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Denver CO City & County Airport Revenue	5.000%	12/1/31		845	1,006
Denver CO City & County Airport Revenue	5.000%	11/15/32		6,040	6,901
Denver CO City & County Airport Revenue	5.000%	11/15/32		6,000	7,202
Denver CO City & County Airport Revenue	5.000%	12/1/32		1,175	1,389
Denver CO City & County Airport Revenue	5.000%	11/15/33		6,625	7,670
Denver CO City & County Airport Revenue	5.000%	11/15/33		7,250	8,660
Denver CO City & County Airport Revenue	5.000%	12/1/33		600	706
Denver CO City & County Airport Revenue	5.000%	11/15/34		6,750	8,030
Denver CO City & County Airport Revenue	5.000%	12/1/34		2,000	2,345
Denver CO City & County Airport Revenue	5.000%	11/15/35		7,110	8,418
Denver CO City & County Airport Revenue	4.000%	12/1/36		2,000	2,136
Denver CO City & County Airport Revenue	5.000%	12/1/36		4,725	5,495
Denver CO City & County Airport Revenue	5.000%	12/1/37		5,505	6,382
Denver CO City & County Airport Revenue	5.000%	12/1/38		5,985	6,919
Denver CO City & County COP	5.000%	6/1/33		760	879
Denver CO City & County COP	5.000%	6/1/34		1,000	1,154
Denver CO City & County COP	5.000%	6/1/35		2,100	2,416
Denver CO City & County COP	5.000%	6/1/36		3,925	4,503
Denver CO City & County COP	5.000%	6/1/37		3,000	3,432
Denver CO City & County COP	5.000%	6/1/38		3,375	3,851
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/30		1,000	765
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/31		1,000	729
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/32		1,000	696
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/33		2,200	1,467
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/34		2,200	1,401
Denver CO City & County GO	5.000%	8/1/23		8,340	9,379
Denver CO City & County GO	5.000%	8/1/23		7,000	7,872
Denver CO City & County GO	5.000%	8/1/24		8,760	10,152
Denver CO City & County School District GO	4.000%	12/1/31		7,000	7,746
Denver CO City & County School District GO	5.000%	12/1/33		5,095	6,113
Denver CO City & County School District GO	5.000%	12/1/34		11,455	13,697
Denver CO City & County School District GO	5.000%	12/1/35		14,630	17,443
Denver CO City & County School District GO	5.000%	12/1/36		23,510	27,967
Douglas County CO School District GO	5.000%	12/15/32		11,425	14,311
Douglas County CO School District GO	5.000%	12/15/33		7,330	9,142
Dove Valley CO Metropolitan District GO	4.000%	12/1/29	(15)	600	713
Dove Valley CO Metropolitan District GO	4.000%	12/1/30	(15)	500	588
Dove Valley CO Metropolitan District GO	4.000%	12/1/31	(15)	550	639
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	(14)	27,500	27,071
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22	(14)	11,315	10,696
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	15,435	14,193
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24	(14)	20,000	17,869
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25		1,510	1,520
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26		2,500	2,519
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	24,125	18,008
Eagle County CO School District GO	5.000%	12/1/32		4,600	5,529
Eagle County CO School District GO	5.000%	12/1/33		7,475	8,969
Eagle County CO School District GO	5.000%	12/1/34		6,000	7,182
Eagle County CO School District GO	5.000%	12/1/35		3,335	3,981
Eagle County CO School District GO	5.000%	12/1/36		1,400	1,667
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33		2,900	3,496
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34		2,015	2,424
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35		1,775	2,129
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36		2,000	2,395
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37		2,000	2,388
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/28		620	679
El Paso County CO School District No. 3 Widefield GO	5.000%	12/1/32		710	776
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32		4,010	4,418
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33		7,535	8,261
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34		7,075	7,723
Interlocken Metropolitan District Colorado GO	5.000%	12/1/26	(4)	500	605
Interlocken Metropolitan District Colorado GO	5.000%	12/1/26	(4)	200	242
Interlocken Metropolitan District Colorado GO	5.000%	12/1/27	(4)	1,000	1,231
Interlocken Metropolitan District Colorado GO	5.000%	12/1/28	(4)	750	938
Jefferson County CO School District No. R-1 GO	4.000%	12/15/29		1,000	1,172
Jefferson County CO School District No. R-1 GO	5.000%	12/15/36		18,000	22,101
Jefferson County CO School District No. R-1 GO	5.000%	12/15/37		23,500	28,762
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/28		2,265	2,909
Larimer County CO School District No. R-1 Poudre GO	5.000%	12/15/30		3,000	3,795
Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/32		3,000	3,455
Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/33		2,510	2,867

193

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Larimer County CO School District No. R-1 Poudre GO	4.000%	12/15/35		3,340	3,783
	Larimer Weld & Boulder County CO School District No. R-2J Thompson GO	5.000%	12/15/32		6,000	7,488
	Mesa County CO School District No. 51 GO	5.000%	12/1/29		2,030	2,530
	Mesa County CO School District No. 51 GO	5.000%	12/1/30		1,795	2,225
	Metro CO Wastewater Reclamation District Revenue	5.000%	4/1/23		6,500	7,240
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23		1,520	1,704
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26		1,000	1,173
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29		2,000	2,325
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31		1,500	1,735
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33		1,080	1,242
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34		1,250	1,436
	Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35		1,125	1,290
	Public Authority for Colorado Energy Revenue	6.250%	11/15/28		2,000	2,410
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	2,000	2,006
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,003
	Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	1,000	1,003
	Regional Transportation District of Colorado COP	5.000%	6/1/28		2,370	2,976
	Regional Transportation District of Colorado COP	5.000%	6/1/29		2,455	3,135
	Regional Transportation District of Colorado COP	5.000%	6/1/30		3,565	4,503
	Regional Transportation District of Colorado COP	5.000%	6/1/31		3,000	3,766
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/26		2,970	2,978
	Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		500	501
	Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24		5,000	5,466
	Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25		5,875	6,415
	Southlands CO Metropolitan District GO	3.500%	12/1/27		600	575
	Thornton CO COP	4.000%	12/1/35		3,940	4,429
	Thornton CO COP	4.000%	12/1/36		4,100	4,591
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,250	1,361
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,085	2,270
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,480	2,700
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,445	2,662
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	2,720	2,961
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,850	2,014
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	1,950	2,123
	University of Colorado Enterprise System Revenue	5.000%	6/1/22	(Prere.)	3,155	3,435
	University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	1,500	1,744
	University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	2,000	2,326
	University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	2,250	2,616
	University of Colorado Enterprise System Revenue	5.000%	6/1/26		3,105	3,753
	University of Colorado Enterprise System Revenue	4.000%	6/1/28		5,600	6,149
	University of Colorado Enterprise System Revenue	5.000%	6/1/29		4,010	5,041
	University of Colorado Enterprise System Revenue	5.000%	6/1/30		5,080	6,345
	University of Colorado Enterprise System Revenue	5.000%	6/1/30		2,535	3,092
	University of Colorado Enterprise System Revenue	4.000%	6/1/33		1,375	1,541
	University of Colorado Enterprise System Revenue	4.000%	6/1/33		3,700	4,132
	University of Colorado Enterprise System Revenue	4.000%	6/1/34		10,000	11,326
	University of Colorado Enterprise System Revenue	4.000%	6/1/35		5,150	5,808
	University of Colorado Enterprise System Revenue	4.000%	6/1/36		8,405	9,406
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/24		21,000	21,357
	University of Colorado Hospital Authority Revenue	5.000%	11/15/27		6,000	6,422
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36		6,250	6,608
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/28	(4)	210	251
	Vauxmont CO Metropolitan District GO	5.000%	12/15/28	(4)	250	287
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/29	(4)	210	253
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/30	(4)	220	264
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/31	(4)	230	274
	Vauxmont CO Metropolitan District GO	5.000%	12/15/31	(4)	265	301
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/32	(4)	250	295
	Vauxmont CO Metropolitan District GO	5.000%	12/15/32	(4)	160	181
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/33	(4)	255	300
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/34	(4)	285	334
[2]	Vauxmont CO Metropolitan District GO	5.000%	12/1/35	(4)	100	117
	Westminster CO Public School COP	5.000%	12/1/30	(4)	635	788
	Westminster CO Public School COP	5.000%	12/1/32	(4)	310	380
	Westminster CO Public School COP	4.000%	12/1/33	(4)	1,815	2,028
	Westminster CO Public School COP	4.000%	12/1/34	(4)	1,050	1,168
	Westminster CO Public School COP	5.000%	12/1/35	(4)	775	934
	Westminster CO Public School COP	5.000%	12/1/36	(4)	1,210	1,453
						1,296,475

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Connecticut (1.4%)
	Connecticut GO	5.000%	11/1/20		4,970	5,070
	Connecticut GO	5.000%	11/1/21		5,000	5,272
	Connecticut GO	4.000%	3/15/22		14,405	15,064
	Connecticut GO	5.000%	4/15/22		6,005	6,407
	Connecticut GO	5.000%	5/15/22		11,310	11,720
	Connecticut GO	5.000%	6/1/22		8,010	8,541
	Connecticut GO	5.000%	6/15/22		9,355	9,985
	Connecticut GO	5.000%	9/15/22		6,830	7,340
	Connecticut GO	5.000%	11/15/22		5,000	5,397
	Connecticut GO	5.000%	11/15/22		7,120	7,686
	Connecticut GO	5.000%	3/15/23		14,555	15,826
	Connecticut GO	5.000%	11/1/23		10,125	10,648
	Connecticut GO	5.000%	11/15/23		7,715	8,529
	Connecticut GO	5.000%	11/15/23		14,275	15,780
	Connecticut GO	5.000%	3/15/24		10,000	11,122
	Connecticut GO	5.000%	5/15/24		4,500	5,024
	Connecticut GO	5.000%	6/1/24		10,260	10,902
	Connecticut GO	5.000%	9/1/24		20,000	22,478
	Connecticut GO	5.000%	10/15/24		10,805	11,593
	Connecticut GO	5.000%	11/15/24		6,440	7,270
	Connecticut GO	5.000%	11/15/24		10,025	11,318
	Connecticut GO	5.000%	2/15/25		11,830	13,363
	Connecticut GO	5.000%	3/1/25		19,440	21,075
	Connecticut GO	5.000%	4/15/25		1,375	1,558
	Connecticut GO	5.000%	6/15/25		1,025	1,166
	Connecticut GO	5.000%	9/1/25		19,395	21,746
	Connecticut GO	5.000%	2/15/26		11,000	12,666
	Connecticut GO	5.000%	6/15/26		1,935	2,194
	Connecticut GO	5.000%	9/1/26		13,170	14,732
	Connecticut GO	5.000%	9/15/26		1,150	1,338
	Connecticut GO	5.000%	11/1/26		9,650	10,141
	Connecticut GO	5.000%	2/15/27		12,000	14,033
	Connecticut GO	5.000%	3/15/27		9,800	11,034
	Connecticut GO	4.000%	9/15/27		3,000	3,112
	Connecticut GO	5.000%	4/15/28		3,950	4,689
	Connecticut GO	5.000%	8/15/28		550	635
	Connecticut GO	5.000%	3/1/30		8,900	9,752
	Connecticut GO	5.000%	4/15/30	(15)	3,400	4,207
	Connecticut GO	5.000%	4/15/32		4,000	4,205
	Connecticut GO	5.000%	8/15/32		20,000	21,604
	Connecticut GO	5.000%	6/15/33		1,000	1,091
	Connecticut GO	5.000%	10/15/33		12,000	13,547
	Connecticut GO	5.000%	4/15/35		1,000	1,131
	Connecticut GO	4.000%	1/15/37	(15)	6,500	7,101
	Connecticut GO	3.000%	1/15/39	(15)	3,520	3,401
1	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.750%	0.970%	3/1/21		4,455	4,453
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/29		1,905	2,317
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/30		3,610	4,361
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31		2,210	2,651
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/27		1,000	1,055
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/33		1,000	1,036
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/34		1,045	1,077
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/35		1,000	1,027
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/36		1,235	1,263
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/37		1,605	1,635
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/21	(Prere.)	4,145	4,348
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/37		2,500	2,573
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/38		3,200	3,282
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/39		3,500	3,579
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/40		2,250	2,296
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/27		9,000	10,430
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/28		5,000	5,870
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29		4,000	4,741
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/30		10,150	11,902
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	3.000%	7/1/37		15,170	13,906
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24		5,475	6,043
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25		5,215	5,862

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32		15,000	15,235
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/27		430	454
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/28		530	561
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/29		485	513
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/30		875	918
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/32		560	577
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/33		470	480
Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/34		455	463
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/26		1,140	1,195
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/27		1,150	1,207
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/28		1,125	1,181
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/29		1,500	1,568
Connecticut Health & Educational Facilities Authority Revenue (University of New Haven)	5.000%	7/1/30		2,470	2,570
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20	(Prere.)	8,550	8,609
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		22,970	23,086
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22		23,580	23,699
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22		33,535	36,270
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23		32,275	35,542
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26		30,620	31,323
Connecticut Special Tax Revenue	5.000%	10/1/31		10,105	11,840
Connecticut Special Tax Revenue	5.000%	10/1/32		12,080	14,058
Connecticut Special Tax Revenue	5.000%	10/1/34		18,005	20,780
Connecticut Special Tax Revenue	5.000%	10/1/36		5,000	5,724
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22		5,000	5,399
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25		20,455	22,171
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25		3,000	3,385
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26		8,225	8,915
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27		15,030	16,266
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28		11,000	13,003
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31		15,015	17,463
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31		10,025	11,113
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	(15)	5,825	6,971
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32		6,000	6,628
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/33		15,000	17,235
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34		3,745	4,119
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35		1,900	2,108
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/36		10,000	11,362
Connecticut State Health & Educ. Fac. Auth. (Yale University) VRDO	0.050%	5/1/20		21,560	21,560
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/30		11,595	12,131
Hartford County CT Metropolitan District GO	5.000%	7/15/26		1,000	1,170
Hartford County CT Metropolitan District GO	5.000%	7/15/27		1,640	1,955
Hartford County CT Metropolitan District GO	5.000%	7/15/29		1,845	2,222
Hartford County CT Metropolitan District GO	5.000%	7/15/30		1,350	1,615
Hartford County CT Metropolitan District GO	5.000%	7/15/30		1,575	1,919
Hartford County CT Metropolitan District GO	5.000%	7/15/31		1,490	1,773
Hartford County CT Metropolitan District GO	5.000%	7/15/31		2,190	2,651
Hartford County CT Metropolitan District GO	5.000%	7/15/32		1,765	2,086
Hartford County CT Metropolitan District GO	5.000%	7/15/32		1,750	2,102
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,325	1,582
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,000	1,194
Hartford County CT Metropolitan District GO	5.000%	7/15/34		1,425	1,696
Hartford County CT Metropolitan District GO	5.000%	7/15/34		1,000	1,190
Hartford County CT Metropolitan District GO	4.000%	7/15/35		1,880	2,067
Hartford County CT Metropolitan District GO	4.000%	7/15/36		1,425	1,560
Hartford County CT Metropolitan District GO	4.000%	7/15/36		1,200	1,313
Hartford County CT Metropolitan District GO	4.000%	7/15/37		2,030	2,214
Hartford County CT Metropolitan District GO	4.000%	7/15/38		1,115	1,212
Hartford County CT Metropolitan District GO	4.000%	7/15/39		500	542
Hartford County CT Metropolitan District GO	4.000%	7/15/39		1,050	1,138
Stratford CT GO	4.000%	1/1/35	(15)	3,890	4,267
Stratford CT GO	4.000%	1/1/36	(15)	3,890	4,252
Stratford CT GO	4.000%	1/1/37	(15)	3,890	4,239
Stratford CT GO	4.000%	1/1/38	(15)	3,890	4,228
University of Connecticut GO	5.000%	2/15/27		8,000	9,270
University of Connecticut GO	5.000%	2/15/32		2,900	3,320
University of Connecticut GO	5.000%	4/15/32		1,580	1,843
University of Connecticut GO	5.000%	2/15/33		6,325	7,232
University of Connecticut Revenue	5.000%	11/1/26		1,000	1,167
University of Connecticut Revenue	5.000%	11/1/26		2,830	3,303
University of Connecticut Revenue	5.000%	11/1/27		1,350	1,602
University of Connecticut Revenue	5.000%	11/1/27		3,150	3,738

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Connecticut Revenue	5.000%	11/1/28	1,250	1,504
University of Connecticut Revenue	5.000%	11/1/28	3,275	3,941
				1,012,989
Delaware (0.1%)
Delaware GO	5.000%	2/1/24	3,000	3,435
Delaware GO	4.000%	7/1/24	3,000	3,357
Delaware GO	5.000%	2/1/25	2,010	2,371
Delaware GO	5.000%	1/1/26	2,000	2,420
Delaware GO	5.000%	2/1/26	3,045	3,692
Delaware GO	5.000%	3/1/26	9,000	10,936
Delaware GO	5.000%	3/1/27	3,000	3,741
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/28	1,100	1,298
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/31	1,200	1,382
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	5.000%	6/1/32	2,130	2,436
Delaware Health Facilities Authority Revenue (Beebe Medical Center Inc.)	5.000%	6/1/29	1,215	1,437
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/36	6,000	6,093
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/37	4,090	4,138
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	8,000	8,066
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	6,000	6,499
New Castle County DE GO	4.000%	7/15/26	1,185	1,253
University of Delaware Revenue	5.000%	11/1/31	1,580	2,062
University of Delaware Revenue	5.000%	11/1/33	1,645	2,175
University of Delaware Revenue	5.000%	11/1/36	510	691
University of Delaware Revenue	5.000%	11/1/37	550	750
University of Delaware Revenue	5.000%	11/1/38	535	734
University of Delaware Revenue	5.000%	11/1/39	850	1,175
				70,141
District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/21	5,070	5,294
District of Columbia GO	5.000%	6/1/24	1,000	1,154
District of Columbia GO	5.000%	10/15/25	9,000	10,791
District of Columbia GO	5.000%	6/1/28	2,175	2,701
District of Columbia GO	5.000%	6/1/29	1,040	1,284
District of Columbia GO	5.000%	6/1/30	5,450	6,622
District of Columbia GO	5.000%	6/1/31	5,530	6,685
District of Columbia GO	5.000%	6/1/31	7,400	9,027
[2] District of Columbia GO	5.000%	6/1/31	7,645	8,679
District of Columbia GO	5.000%	6/1/31	6,280	7,129
District of Columbia GO	5.000%	10/15/31	7,000	8,891
District of Columbia GO	5.000%	6/1/32	9,630	10,916
District of Columbia GO	5.000%	6/1/32	8,395	10,090
District of Columbia GO	5.000%	6/1/32	4,520	5,124
District of Columbia GO	5.000%	6/1/32	9,000	10,688
District of Columbia GO	4.000%	6/1/33	7,000	7,917
District of Columbia GO	5.000%	6/1/33	19,325	23,120
District of Columbia GO	5.000%	10/15/33	7,605	9,536
District of Columbia GO	5.000%	6/1/34	10,000	11,937
District of Columbia GO	5.000%	6/1/34	5,090	6,112
District of Columbia GO	5.000%	6/1/35	4,480	5,326
District of Columbia GO	5.000%	6/1/35	18,355	21,943
District of Columbia GO	5.000%	6/1/36	10,250	12,209
District of Columbia GO	5.000%	6/1/36	17,365	20,684
District of Columbia GO	5.000%	6/1/36	4,530	5,367
District of Columbia GO	5.000%	6/1/37	3,380	4,015
District of Columbia GO	5.000%	10/15/37	17,475	21,505
District of Columbia GO	5.000%	6/1/38	11,020	13,056
District of Columbia GO	5.000%	6/1/38	11,485	13,882
District of Columbia GO	5.000%	10/15/38	16,120	19,777
District of Columbia GO	5.000%	6/1/41	2,400	2,783
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,150	2,410
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,325	2,663
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,883
District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,725
District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	2,943
District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	26,533
District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,426
District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,446
District of Columbia Income Tax Revenue	5.000%	3/1/25	6,040	7,121
District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	4,892
District of Columbia Income Tax Revenue	5.000%	10/1/25	25,000	29,943
District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	33,680

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/26		1,000	1,210
	District of Columbia Income Tax Revenue	5.000%	10/1/26		7,000	8,598
	District of Columbia Income Tax Revenue	5.000%	10/1/26		14,010	17,207
	District of Columbia Income Tax Revenue	5.000%	10/1/29		5,000	6,507
	District of Columbia Income Tax Revenue	5.000%	12/1/32		5,210	5,661
	District of Columbia Income Tax Revenue	5.000%	3/1/33		7,020	8,894
	District of Columbia Income Tax Revenue	5.000%	3/1/33		10,730	13,746
	District of Columbia Income Tax Revenue	5.000%	10/1/33		14,595	18,478
	District of Columbia Income Tax Revenue	5.000%	3/1/34		6,030	7,605
	District of Columbia Income Tax Revenue	5.000%	10/1/34		12,910	16,268
	District of Columbia Income Tax Revenue	5.000%	3/1/35		10,000	12,678
	District of Columbia Income Tax Revenue	4.000%	3/1/37		4,000	4,573
	District of Columbia Income Tax Revenue	5.000%	3/1/37		10,695	13,419
	District of Columbia Income Tax Revenue	5.000%	3/1/38		8,675	10,829
	District of Columbia Income Tax Revenue	4.000%	3/1/39		2,000	2,264
	District of Columbia Income Tax Revenue	5.000%	3/1/39		7,900	9,823
	District of Columbia Revenue (Federal Highway Grant Anticipation)	5.000%	12/1/33		1,000	1,242
	District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25		2,395	2,204
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25		4,170	4,862
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26		3,985	4,748
	District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28		2,200	2,602
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		9,595	10,426
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31		5,115	5,558
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,430
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32		5,000	5,430
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		7,000	8,159
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/29		1,555	1,906
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/31		1,410	1,727
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/32		3,000	3,646
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33		2,100	2,538
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34		2,005	2,413
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/35		1,720	1,885
[2]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/36		1,195	1,303
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.120%	5/1/20	LOC	40,880	40,880
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/31		1,000	1,214
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/32		600	721
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33		3,500	3,889
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/34		1,500	1,660
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/34		2,000	2,365
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/35		1,500	1,520
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/35		2,000	2,347
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/36		2,000	2,019
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/36		2,000	2,330
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		51,700	24,307
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/37		2,000	2,011
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/37		2,000	2,314
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/38		1,000	1,002
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/38		2,000	2,300
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/39		1,695	1,938
	Washington Convention & Sports Authority Revenue	5.000%	10/1/25		2,000	2,100
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26		6,510	6,830
	Washington Convention & Sports Authority Revenue	5.000%	10/1/27		6,250	6,537
	Washington Convention & Sports Authority Revenue	5.000%	10/1/28		5,440	5,666
	Washington Convention & Sports Authority Revenue	5.000%	10/1/29		7,450	7,717
						784,415

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Florida (4.9%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25		1,000	1,111
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26		1,350	1,496
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/27		1,325	1,466
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/34		22,010	23,800
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22		5,050	5,416
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		1,110	1,203
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23		5,065	5,491
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		2,985	3,312
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24		5,595	6,055
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		2,440	2,692
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25		5,890	6,347
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26		6,200	6,669
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		2,620	2,868
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27		6,280	6,728
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28		5,795	6,332
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29		4,355	4,745
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30		3,290	3,572
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		4,500	4,863
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31		10,000	10,609
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32		9,000	9,691
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33		6,750	7,246
	Brevard County FL School Board COP	5.000%	7/1/25		1,000	1,110
	Broward County FL Airport System Revenue	5.000%	10/1/22	(Prere.)	2,745	3,027
	Broward County FL Airport System Revenue	5.000%	10/1/22	(Prere.)	5,785	6,379
	Broward County FL Airport System Revenue	5.000%	10/1/22	(Prere.)	5,000	5,514
	Broward County FL Airport System Revenue	5.500%	10/1/23	(Prere.)	7,210	8,334
	Broward County FL Airport System Revenue	5.500%	10/1/23	(Prere.)	7,610	8,796
	Broward County FL Airport System Revenue	5.500%	10/1/23	(Prere.)	8,025	9,276
	Broward County FL Airport System Revenue	5.000%	10/1/25		2,000	2,164
	Broward County FL School Board COP	5.000%	7/1/26		15,315	18,580
	Broward County FL School District GO	5.000%	7/1/33		5,605	6,918
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/27		1,285	1,600
	Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/29		1,100	1,362
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/35		1,500	1,654
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/36		1,400	1,534
	Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/37		4,000	4,355
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/39		1,770	1,814
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/27		2,915	2,845
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/32		2,040	1,912
	Central Florida Expressway Authority Revenue	5.000%	7/1/27		5,640	6,571
	Central Florida Expressway Authority Revenue	5.000%	7/1/28		4,365	5,069
	Central Florida Expressway Authority Revenue	4.000%	7/1/29		10,000	10,862
	Central Florida Expressway Authority Revenue	4.000%	7/1/32		6,500	6,954
	Central Florida Expressway Authority Revenue	4.000%	7/1/33		9,500	10,119
	Central Florida Expressway Authority Revenue	5.000%	7/1/33		4,950	5,611
	Central Florida Expressway Authority Revenue	5.000%	7/1/34		7,055	7,980
	Central Florida Expressway Authority Revenue	5.000%	7/1/37		2,125	2,420
	Central Florida Expressway Authority Revenue	5.000%	7/1/38		4,190	4,760
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22		30,835	32,536
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25		20,645	23,670
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20		21,235	21,300
3	Cityplace FL Community Development District Special Assessment Revenue, 3.650% coupon rate
	effective 11/1/2025	0.000%	5/1/28	(4)	3,000	3,034
3	Cityplace FL Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/2025	0.000%	5/1/33	(4)	4,000	3,860
	Collier County FL Water Sewer District Revenue	5.000%	7/1/30		3,385	4,417
	Collier County FL Water Sewer District Revenue	5.000%	7/1/31		1,715	2,222
	Duval County FL School Board COP	5.000%	7/1/27		4,025	4,686
	Duval County FL School Board COP	5.000%	7/1/33		14,415	16,658
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/31		3,500	3,919

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/32		3,500	3,901
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/33		6,785	7,530
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34		2,750	3,041
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/35		4,500	4,959
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/36		6,265	6,874
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/37		10,000	10,933
Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/40		6,870	7,449
Escambia County FL Sales Tax Revenue	5.000%	10/1/33		3,180	3,846
Escambia County FL Sales Tax Revenue	5.000%	10/1/34		2,340	2,818
Escambia County FL Sales Tax Revenue	5.000%	10/1/35		3,510	4,199
Escambia County FL Sales Tax Revenue	5.000%	10/1/36		2,205	2,624
Escambia County FL Sales Tax Revenue	5.000%	10/1/37		2,870	3,401
Florida Board of Education Lottery Revenue	5.000%	7/1/26		25,950	31,775
Florida Board of Education Lottery Revenue	5.000%	7/1/26		3,520	4,310
Florida Board of Education Lottery Revenue	4.000%	7/1/27		2,750	2,910
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		10,000	10,033
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		9,020	9,050
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,050	3,304
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		10,085	10,925
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		7,050	7,638
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		8,700	9,425
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		10,230	11,459
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		10,440	11,695
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23		7,000	8,053
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		9,275	10,720
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24		1,835	2,121
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		16,000	16,678
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27		12,000	12,673
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/28		13,030	13,745
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		16,000	16,850
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29		2,700	3,075
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/30		2,590	2,988
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31		5,000	5,192
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32		16,000	17,641
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33		5,570	6,219
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/35		4,000	4,500
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/36		17,715	19,855
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20		4,155	4,183
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		4,849	5,593
Florida Department of Transportation (Sunshine Skyway Bridge) Revenue	5.000%	7/1/27		3,305	4,025
Florida Department of Transportation GO	5.000%	7/1/22		22,060	23,973
Florida Department of Transportation GO	5.000%	7/1/23		750	814
Florida Department of Transportation GO	5.000%	7/1/26		5,540	6,784
Florida Department of Transportation GO	5.000%	7/1/26		15,845	19,402
Florida Department of Transportation Turnpike System Revenue	5.000%	7/1/24		6,265	7,204
Florida Department of Transportation Turnpike System Revenue	5.000%	7/1/25		6,575	7,715
Florida Development Finance Corp. Educational Facilities Revenue	6.000%	6/15/32		2,600	2,606
Florida GO	5.000%	6/1/25		8,855	10,536
Florida GO	4.000%	6/1/27		15,000	16,145
Florida GO	5.000%	7/1/27		5,000	6,099
Florida Governmental Utility Authority Revenue	4.000%	10/1/35	(4)	1,000	1,145
Florida Governmental Utility Authority Revenue	4.000%	10/1/36	(4)	1,580	1,801
Florida Governmental Utility Authority Revenue	4.000%	10/1/38	(4)	2,000	2,264
Florida Governmental Utility Authority Revenue	4.000%	10/1/39	(4)	1,000	1,129
Florida Governmental Utility Authority Revenue	4.000%	10/1/40	(4)	1,055	1,188
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/28		400	462
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/29		435	506
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/30		1,000	1,171
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/31		1,000	1,159
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/32		1,180	1,357
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/33		750	855
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/34		800	908
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	5.000%	2/1/35		850	958
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/36		1,090	1,134

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/37		1,135	1,171
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33		1,870	2,005
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34		1,500	1,604
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/30		2,045	2,122
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/33		2,305	2,351
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/35		3,615	3,665
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/36		3,795	3,841
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32		1,000	1,069
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23		2,060	2,186
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24		1,750	1,877
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25		1,250	1,354
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30		2,750	2,918
Florida Municipal Power Agency Revenue	5.000%	10/1/21		5,015	5,298
Florida Municipal Power Agency Revenue	5.000%	10/1/23		1,800	2,032
Florida Municipal Power Agency Revenue	5.000%	10/1/24		1,075	1,249
Florida Municipal Power Agency Revenue	5.000%	10/1/25		1,765	2,108
Florida Municipal Power Agency Revenue	5.000%	10/1/26		1,060	1,254
Florida Municipal Power Agency Revenue	5.000%	10/1/27		1,370	1,613
Florida Municipal Power Agency Revenue	4.000%	10/1/28		3,580	4,125
Florida Municipal Power Agency Revenue	5.000%	10/1/28		1,385	1,624
Florida Municipal Power Agency Revenue	5.000%	10/1/29		3,475	4,063
Florida Municipal Power Agency Revenue	5.000%	10/1/29		5,025	5,918
Florida Municipal Power Agency Revenue	5.000%	10/1/30		10,020	11,748
Florida Municipal Power Agency Revenue	5.000%	10/1/31		8,535	9,979
Florida Ports Financing Commission Revenue	5.000%	10/1/24		2,075	2,188
Florida Ports Financing Commission Revenue	5.000%	10/1/26		1,420	1,496
Florida Ports Financing Commission Revenue	5.000%	10/1/28		2,000	2,107
Florida Turnpike Authority Revenue	5.000%	7/1/25		9,275	10,883
Florida Turnpike Authority Revenue	3.000%	7/1/26		3,000	3,111
Florida Turnpike Authority Revenue	4.000%	7/1/32		9,255	10,922
Florida Turnpike Authority Revenue	4.000%	7/1/33		9,030	10,011
Florida Turnpike Authority Revenue	4.000%	7/1/34		12,355	13,463
Florida Turnpike Authority Revenue	4.000%	7/1/34		7,000	7,742
Florida Turnpike Authority Revenue	4.000%	7/1/34		1,360	1,588
Florida Turnpike Authority Revenue	4.000%	7/1/38		11,635	13,041
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/37		4,645	5,156
Fort Lauderdale FL Water & Sewer Revenue	4.000%	9/1/37		4,770	5,287
Fort Lauderdale FL Water & Sewer Revenue	4.000%	3/1/38		4,840	5,358
Gainesville FL Utilities System Revenue	5.000%	10/1/25		3,560	4,233
Gainesville FL Utilities System Revenue	5.000%	10/1/26		3,790	4,618
Gainesville FL Utilities System Revenue	5.000%	10/1/27		3,185	3,971
Gainesville FL Utilities System Revenue	5.000%	10/1/28		5,000	6,208
Gainesville FL Utilities System Revenue	5.000%	10/1/29		7,060	8,716
Gainesville FL Utilities System Revenue	5.000%	10/1/30		4,000	4,910
Gainesville FL Utilities System Revenue	5.000%	10/1/34		5,000	6,021
Gainesville FL Utilities System Revenue	5.000%	10/1/35		5,000	5,997
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25		1,690	1,714
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/36		745	836
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/37		2,550	2,853
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23		1,320	1,437
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24		1,110	1,236
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25		1,375	1,556
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27		1,460	1,669
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28		2,100	2,393
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29		2,045	2,320
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30		2,020	2,280
Hernando County FL School District COP	5.000%	7/1/27	(4)	6,000	7,135
Hernando County FL School District COP	5.000%	7/1/31	(4)	5,925	6,970
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/26		28,000	34,267
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/28		12,300	13,283
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/31		26,515	28,350
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/34		3,070	3,260
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	(Prere.)	5,030	5,488
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/22	(Prere.)	13,590	14,827
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		2,590	3,216
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27		13,545	14,601
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		5,505	6,814
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28		410	442

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		15,070	16,215
Hillsborough County FL School Board COP	5.000%	7/1/24		16,305	16,405
Hillsborough County FL School Board COP	5.000%	7/1/25		6,000	6,036
Hillsborough County FL School Board COP	5.000%	7/1/30		9,040	11,346
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/21	(Prere.)	3,805	3,953
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(ETM)	655	721
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	2,665	2,935
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	4,360	4,802
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	285	314
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	755	832
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	1,705	1,878
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	465	512
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	1,305	1,437
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/24	(Prere.)	1,020	1,177
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		15,000	18,004
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27		2,785	3,054
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		10,000	12,220
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,355	2,436
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		6,090	7,353
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		980	1,117
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30		5,205	6,249
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/31		7,000	8,464
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/32		7,000	8,412
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		9,000	10,769
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35		2,000	2,197
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/36		2,500	2,737
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37		4,000	4,366
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	(ETM)	22,255	22,653
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/26		1,235	1,498
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27		21,000	26,184
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28		3,145	3,892
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/28		1,340	1,528
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29		5,580	6,867
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30		3,000	3,231
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/30		1,925	2,356
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/33		11,205	12,529
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/26		1,010	1,187
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/29		2,255	2,675
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/31		1,785	2,100
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/33		1,635	1,903
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/29		3,890	4,512
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30		3,000	3,460
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/31		3,790	4,333
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/32		4,510	5,125
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/33		4,730	5,353
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/34		4,970	5,606
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/35		5,220	5,865
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/36		5,475	6,131
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/37		5,755	6,426
Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/38		2,965	3,302
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28		2,350	2,555
Jacksonville FL Special Revenue	5.000%	10/1/20		15,420	15,684
Jacksonville FL Special Revenue	5.000%	10/1/25		4,550	4,964
Jacksonville FL Special Revenue	5.000%	10/1/26		7,710	8,896
Jacksonville FL Special Revenue	5.000%	10/1/27		4,960	6,095
Jacksonville FL Special Revenue	5.000%	10/1/27		8,650	10,565
Jacksonville FL Special Revenue	5.000%	10/1/28		6,485	7,444
Jacksonville FL Special Revenue	5.000%	10/1/28		7,000	8,761
Jacksonville FL Special Revenue	5.000%	10/1/28		4,785	5,828
Jacksonville FL Special Revenue	5.000%	10/1/28		1,735	2,134
Jacksonville FL Special Revenue	5.000%	10/1/29		7,750	8,878
Jacksonville FL Special Revenue	5.000%	10/1/29		8,570	10,997
Jacksonville FL Special Revenue	5.000%	10/1/30		3,145	3,594
Jacksonville FL Special Revenue	5.000%	10/1/30		9,930	12,644
Jacksonville FL Special Revenue	5.000%	10/1/30		9,000	10,912
Jacksonville FL Special Revenue	5.000%	10/1/30		2,000	2,379
Jacksonville FL Special Revenue	5.000%	10/1/31		10,300	12,984
Jacksonville FL Special Revenue	5.000%	10/1/32		1,750	1,893
Jacksonville FL Special Revenue	5.000%	10/1/33		3,105	3,530
Jacksonville FL Special Revenue	5.000%	10/1/34		1,765	2,003
Jacksonville FL Special Revenue	5.000%	10/1/34		2,000	2,378

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Special Revenue	5.000%	10/1/35		2,930	3,568
Jacksonville FL Special Revenue	5.000%	10/1/36		2,840	3,444
Jacksonville FL Special Revenue	5.000%	10/1/37		3,245	3,921
Jacksonville FL Special Revenue	5.000%	10/1/38		2,000	2,409
Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34		2,550	2,944
Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/36		1,655	1,901
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		7,400	9,139
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/28		2,340	2,896
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35		8,000	8,880
Key West FL Utility Board Electricity Revenue	5.000%	10/1/32		1,340	1,665
Key West FL Utility Board Electricity Revenue	5.000%	10/1/35		1,495	1,824
Key West FL Utility Board Electricity Revenue	5.000%	10/1/36		1,200	1,458
Key West FL Utility Board Electricity Revenue	5.000%	10/1/38		1,275	1,533
Lake County FL School Board COP	5.000%	6/1/28	(4)	1,500	1,699
Lake County FL School Board COP	5.000%	6/1/29	(4)	1,750	1,978
Lake County FL School Board COP	5.000%	6/1/30	(4)	3,000	3,383
Lake County FL School Board COP	5.000%	6/1/31	(4)	5,000	5,760
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31		500	521
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25		2,000	2,282
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27		5,000	5,724
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33		3,755	4,059
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35		3,135	3,359
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22		1,785	1,934
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23		2,750	3,065
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24		3,020	3,455
Lee County FL School Board COP	5.000%	8/1/22		1,600	1,739
Lee County FL School Board COP	5.000%	8/1/23		1,150	1,290
Lee County FL School Board COP	5.000%	8/1/24		2,330	2,692
Lee County FL School Board COP	5.000%	8/1/27		5,010	5,754
Lee County FL School Board COP	5.000%	8/1/28		4,080	4,670
Lee County FL School Board COP	5.000%	8/1/34		3,500	4,135
Lee County FL School Board COP	5.000%	8/1/35		4,270	5,034
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26	(4)	1,000	1,148
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28	(4)	3,055	3,495
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30	(4)	3,300	3,776
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32	(4)	1,820	2,080
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33	(4)	1,000	1,141
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34	(4)	1,000	1,140
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35	(4)	1,000	1,138
Lee County FL Water & Sewer Revenue	5.250%	10/1/21	(Prere.)	5,950	6,334
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/27		2,250	2,614
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/28		7,290	8,580
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/29		3,470	4,129
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/35		4,500	5,161
Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36		5,520	6,303
Manatee County FL Revenue	5.000%	10/1/22		1,255	1,372
Manatee County FL Revenue	5.000%	10/1/23		1,310	1,478
Manatee County FL Revenue	5.000%	10/1/25		1,325	1,496
Manatee County FL Revenue	5.000%	10/1/26		1,520	1,714
Manatee County FL Revenue	5.000%	10/1/27		1,580	1,780
Marco Island FL Utility System Revenue	5.250%	10/1/23	(Prere.)	3,300	3,787
Marco Island FL Utility System Revenue	5.250%	10/1/23	(Prere.)	2,000	2,295
Miami Beach FL GO	5.000%	5/1/24		1,010	1,162
Miami Beach FL GO	3.000%	5/1/32		4,440	4,686
Miami Beach FL GO	3.000%	5/1/33		2,340	2,453
Miami Beach FL GO	5.000%	5/1/34		2,920	3,653
Miami Beach FL GO	5.000%	5/1/35		4,000	4,977
Miami Beach FL GO	5.000%	5/1/36		2,700	3,347
Miami Beach FL GO	5.000%	5/1/37		5,695	7,040
Miami Beach FL GO	5.000%	5/1/38		5,980	7,358
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20		2,850	2,897
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21		3,415	3,574
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22		3,000	3,222
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23		2,820	3,024
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		1,355	1,432
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30		1,000	1,091
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34		4,000	4,475
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35		5,200	5,807
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26		1,085	1,284
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28		1,910	2,249
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29		1,015	1,192

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30		1,585	1,858
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35		1,500	1,740
Miami Beach FL Stormwater Revenue	5.000%	9/1/26		1,560	1,907
Miami Beach FL Stormwater Revenue	5.000%	9/1/28		1,620	2,012
Miami Beach FL Stormwater Revenue	5.000%	9/1/29		3,920	4,848
Miami Beach FL Stormwater Revenue	4.000%	9/1/30		3,165	3,615
Miami Beach FL Stormwater Revenue	4.000%	9/1/31		2,500	2,840
Miami Beach FL Stormwater Revenue	4.000%	9/1/32		2,230	2,517
Miami Beach FL Stormwater Revenue	4.000%	9/1/33		2,400	2,697
Miami Beach FL Stormwater Revenue	4.000%	9/1/34		2,555	2,862
Miami Beach FL Stormwater Revenue	4.000%	9/1/35		2,760	3,079
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/26		1,005	1,228
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/28		720	894
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/29		1,000	1,237
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/30		1,215	1,497
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30		7,050	8,219
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/31		10,000	11,602
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/32		11,520	13,308
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/33		10,000	11,518
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34		11,000	12,363
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		10,000	11,194
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		23,025	25,684
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/36		3,225	3,921
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		11,510	12,802
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/37		5,370	6,477
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		18,605	20,585
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		13,500	14,975
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38		4,720	5,676
Miami FL Packaging System Revenue	5.000%	10/1/28	(15)	1,890	2,362
Miami FL Packaging System Revenue	5.000%	10/1/29	(15)	2,005	2,551
Miami FL Packaging System Revenue	5.000%	10/1/30	(15)	2,630	3,338
Miami FL Packaging System Revenue	5.000%	10/1/31	(15)	2,765	3,448
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/27	(4)	1,430	1,724
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/28	(4)	3,010	3,688
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/29	(4)	3,160	3,906
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/31	(4)	3,495	4,288
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/33	(4)	3,865	4,665
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/34	(4)	4,060	4,873
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	(4)	2,000	2,389
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	6,500	6,613
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	5,500	5,596
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	555	565
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	6,645	6,762
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23		1,460	1,480
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24		2,630	2,665
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25		2,885	3,247
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		6,775	7,718
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31		2,055	2,281
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34		4,005	4,479
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35		2,450	2,730
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27		3,710	4,538
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29		5,100	6,208
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/34		1,705	2,060
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35		15,390	18,550
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35		8,210	9,896
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		14,000	16,847
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36		8,620	10,373
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		4,410	4,822
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		6,135	6,815
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25		5,360	5,950
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26		3,420	3,792
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		3,470	3,853
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,245	1,382
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/28		1,655	1,907
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/29		2,050	2,354
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/30		1,690	1,861
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31		2,000	2,195
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		2,550	2,789
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		500	566
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33		6,450	7,036
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/39		625	674

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,383
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,246
Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,729
Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,952
Miami-Dade County FL GO	5.000%	7/1/38	5,010	5,951
Miami-Dade County FL GO	5.000%	7/1/39	6,460	7,688
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35	1,020	1,143
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37	1,000	1,114
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,625	2,447
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/31	6,270	7,216
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	4,775	5,456
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/33	6,785	7,710
Miami-Dade County FL School Board COP	5.000%	11/1/26	8,020	9,267
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,531
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,045	11,559
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,480
Miami-Dade County FL School District GO	5.000%	3/15/35	1,000	1,175
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,621
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,964
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,189
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	3,000	3,281
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,396
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,510	2,742
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,647
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,804
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,035	10,941
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	3,014
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	13,929
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,160	13,246
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,357
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	12,438
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,503
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	14,699
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	4,102
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,918
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,570
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	4,482
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,815	5,953
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	6,985
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	7,296
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,901
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	6,105
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	5,361
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	7,990
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	5,613
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	8,367
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	14,500	6,871
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/22	3,420	3,712
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/23	3,840	4,305
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/26	8,955	10,900
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,315
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,223
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30	10,965	12,409
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	8,597
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	10,000	11,247
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,265	6,722
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,680	1,801
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	21,215
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	14,270	15,620
North Brevard County FL Hospital District Revenue	5.000%	1/1/28	5,200	6,103
North Brevard County FL Hospital District Revenue	5.000%	1/1/29	4,795	5,601
North Brevard County FL Hospital District Revenue	5.000%	1/1/30	5,000	5,768
North Brevard County FL Hospital District Revenue	5.000%	1/1/31	5,000	5,700
North Brevard County FL Hospital District Revenue	5.000%	1/1/32	4,535	5,138
North Brevard County FL Hospital District Revenue	5.000%	1/1/33	9,480	10,615
North Brevard County FL Hospital District Revenue	5.000%	1/1/34	3,955	4,412
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/26	7,930	9,266
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	4.000%	10/1/28	1,890	1,941
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,055	3,529
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,724
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,185	5,876

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35		6,415	7,225
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36		5,000	5,614
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31		2,400	2,447
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36		4,750	4,795
	Orange County FL School Board COP	5.000%	8/1/33		21,500	25,515
	Orange County FL Tourist Development Revenue	5.000%	10/1/26		6,715	8,092
	Orange County FL Tourist Development Revenue	5.000%	10/1/27		2,165	2,665
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	3,500	3,524
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	7,780	7,833
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	5,000	5,035
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31		13,030	14,446
	Orlando FL Capital Improvement Revenue	5.000%	10/1/21		1,050	1,111
	Orlando FL Capital Improvement Revenue	5.000%	10/1/24		1,145	1,337
	Orlando FL Capital Improvement Revenue	5.000%	10/1/26		1,265	1,555
	Orlando FL Capital Improvement Revenue	5.000%	10/1/26		1,285	1,579
	Orlando FL Capital Improvement Revenue	5.000%	10/1/37		3,000	3,659
	Orlando FL Capital Improvement Revenue	5.000%	10/1/38		3,030	3,685
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/26	(4)	2,285	2,752
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/27	(4)	1,325	1,629
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	(4)	2,010	2,460
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/29	(4)	2,020	2,458
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/31	(4)	5,425	6,526
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/33	(4)	2,095	2,495
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/34	(4)	4,000	4,747
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/35	(4)	3,125	3,694
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/37	(4)	2,020	2,373
	Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22		3,270	3,600
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		4,045	4,574
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29		1,505	1,831
[3]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.550% coupon rate effective 10/1/2024	0.000%	10/1/29	(ETM)	1,000	1,079
[3]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.650% coupon rate effective 10/1/2024	0.000%	10/1/30	(ETM)	1,400	1,543
[3]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.750% coupon rate effective 10/1/2024	0.000%	10/1/31	(ETM)	1,625	1,827
[3]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.800% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	2,060	2,322
[3]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.900% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	3,000	3,399
	Osceola County FL Transportation Revenue	0.000%	10/1/28		600	483
	Osceola County FL Transportation Revenue	0.000%	10/1/29		700	543
	Osceola County FL Transportation Revenue	5.000%	10/1/29		500	600
	Osceola County FL Transportation Revenue	0.000%	10/1/30		1,500	1,119
	Osceola County FL Transportation Revenue	5.000%	10/1/30		600	713
	Osceola County FL Transportation Revenue	0.000%	10/1/31		1,990	1,427
	Osceola County FL Transportation Revenue	5.000%	10/1/31		500	590
	Osceola County FL Transportation Revenue	0.000%	10/1/32		2,400	1,649
	Osceola County FL Transportation Revenue	5.000%	10/1/32		500	586
	Osceola County FL Transportation Revenue	0.000%	10/1/33		3,670	2,422
	Osceola County FL Transportation Revenue	5.000%	10/1/33		800	934
	Osceola County FL Transportation Revenue	5.000%	10/1/34		1,300	1,512
	Osceola County FL Transportation Revenue	5.000%	10/1/35		1,300	1,506
	Osceola County FL Transportation Revenue	0.000%	10/1/36		2,535	1,484
	Osceola County FL Transportation Revenue	5.000%	10/1/36		700	808
	Osceola County FL Transportation Revenue	0.000%	10/1/37		2,850	1,602
	Osceola County FL Transportation Revenue	5.000%	10/1/37		700	805
	Osceola County FL Transportation Revenue	0.000%	10/1/38		3,250	1,759
	Osceola County FL Transportation Revenue	5.000%	10/1/38		1,000	1,145
	Osceola County FL Transportation Revenue	5.000%	10/1/39		1,200	1,371
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30		600	699
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/31		600	695
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/32		860	989
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/33		1,000	1,143
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/34		1,100	1,253
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/35		1,510	1,712

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/36		1,000	1,129
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/37		1,295	1,457
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/38		2,365	2,653
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/39		1,750	1,958
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	(ETM)	910	1,006
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	(ETM)	1,250	1,428
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	(ETM)	1,000	1,177
	Palm Beach County FL Public Improvement Revenue	5.000%	6/1/25		1,000	1,080
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33		6,000	7,128
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37		7,810	9,190
	Palm Beach County FL School Board COP	5.000%	8/1/25		15,000	17,853
	Palm Beach County FL School Board COP	5.000%	8/1/26		2,080	2,536
	Palm Beach County FL School Board COP	5.000%	8/1/28		6,115	6,613
	Palm Beach County FL School Board COP	5.000%	8/1/29		3,595	4,207
	Palm Beach County FL School Board COP	5.000%	8/1/29		5,970	6,450
	Palm Beach County FL School Board COP	5.000%	8/1/31		10,660	12,399
	Palm Beach County FL School Board COP	5.000%	8/1/31		10,000	11,389
	Palm Beach County FL School Board COP	5.000%	8/1/32		12,010	13,930
	Palm Beach County FL School Board COP	5.000%	8/1/32		3,445	3,996
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/26		2,275	2,678
[2]	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/27		4,055	4,758
	Pasco County FL School Board COP	5.000%	8/1/24		2,315	2,570
	Pembroke Pines FL Capital Improvement Revenue	3.000%	7/1/36		4,825	4,992
	Polk County FL Utility System Revenue	5.000%	10/1/37		1,775	2,229
	Polk County FL Utility System Revenue	5.000%	10/1/38		3,235	4,046
	Port St. Lucie FL Utility Revenue	5.000%	9/1/27		980	1,183
	Port St. Lucie FL Utility Revenue	5.000%	9/1/28		3,160	3,809
	Port St. Lucie FL Utility Revenue	5.000%	9/1/29		2,115	2,545
	Port St. Lucie FL Utility Revenue	4.000%	9/1/30		2,210	2,460
	Port St. Lucie FL Utility Revenue	5.000%	9/1/30		2,000	2,235
	Port St. Lucie FL Utility Revenue	4.000%	9/1/31		2,510	2,770
	Port St. Lucie FL Utility Revenue	5.000%	9/1/31		2,100	2,347
	Reedy Creek FL Improvement District GO	5.250%	6/1/23	(Prere.)	10,000	11,333
	Reedy Creek FL Improvement District GO	5.250%	6/1/23	(Prere.)	9,600	10,879
	Reedy Creek FL Improvement District GO	4.000%	6/1/31		3,025	3,429
	Reedy Creek FL Improvement District GO	4.000%	6/1/32		3,110	3,496
	Reedy Creek FL Improvement District GO	4.000%	6/1/34		10,000	10,877
	Reedy Creek FL Improvement District GO	4.000%	6/1/35		4,685	5,186
	Reedy Creek FL Improvement District GO	5.000%	6/1/37		5,000	5,914
	Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23		2,515	2,764
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23		1,110	1,256
	Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24		1,575	1,835
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38		13,550	15,485
	Sarasota County FL School Board COP	5.000%	7/1/20	(Prere.)	5,380	5,417
	Sarasota County FL School Board COP	5.000%	7/1/20	(Prere.)	5,050	5,085
	Sarasota County FL School Board COP	5.000%	7/1/20		2,855	2,873
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21		1,750	1,810
	Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22		1,995	2,143
	South Broward FL Hospital District Revenue	4.000%	5/1/33		11,090	12,009
[2]	South Florida Water Management District COP	5.000%	10/1/26		9,290	11,050
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/26		4,345	4,969
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/27		5,010	5,816
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/28		3,500	4,037
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/29		4,000	4,589
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33		9,025	9,548
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/35		8,000	8,921
	St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities Project)	5.750%	8/1/20	(Prere.)	1,500	1,518
	St. Lucie County FL School Board COP	5.000%	7/1/24		1,595	1,766
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24		500	551
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28		500	543
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29		500	542
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34		1,135	1,216

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/23		5,985	6,296
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.125%	9/1/24		4,625	4,871
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/27		4,250	4,753
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program)	5.000%	9/1/28		4,450	4,971
	Tallahassee FL Energy System Revenue	5.000%	10/1/29		3,010	3,465
	Tallahassee FL Energy System Revenue	5.000%	10/1/30		2,000	2,297
	Tallahassee FL Energy System Revenue	5.000%	10/1/31		2,080	2,386
	Tallahassee FL Energy System Revenue	5.000%	10/1/34		5,000	5,851
	Tallahassee FL Energy System Revenue	5.000%	10/1/35		6,455	7,365
	Tallahassee FL Energy System Revenue	5.000%	10/1/36		3,350	3,817
	Tallahassee FL Energy System Revenue	5.000%	10/1/37		3,000	3,416
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24		955	1,074
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25		1,800	2,055
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27		1,100	1,249
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28		1,450	1,633
	Tallahassee FL Utility System Revenue	5.000%	10/1/25		1,270	1,475
	Tallahassee FL Utility System Revenue	5.000%	10/1/26		1,210	1,406
	Tallahassee FL Utility System Revenue	5.000%	10/1/27		1,020	1,183
	Tallahassee FL Utility System Revenue	5.000%	10/1/28		1,000	1,158
	Tallahassee FL Utility System Revenue	5.000%	10/1/31		1,250	1,441
	Tallahassee FL Utility System Revenue	5.000%	10/1/32		1,335	1,540
	Tallahassee FL Utility System Revenue	5.000%	10/1/33		2,000	2,298
	Tallahassee FL Utility System Revenue	5.000%	10/1/35		2,100	2,406
	Tallahassee FL Utility System Revenue	5.000%	10/1/36		2,300	2,631
	Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29	(14)	10,000	13,802
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32		2,305	2,579
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21		1,250	1,316
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23		1,400	1,497
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28		2,500	2,972
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29		2,500	2,957
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30		3,705	4,361
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		14,686	15,446
	Tampa FL Hospital Revenue	5.000%	7/1/21		1,000	1,044
	Tampa FL Hospital Revenue	5.000%	7/1/22		1,075	1,144
	Tampa FL Hospital Revenue	5.000%	7/1/24		1,000	1,061
	Tampa FL Hospital Revenue	5.000%	7/1/25		1,935	2,047
	Tampa FL Hospital Revenue	5.000%	7/1/26		1,500	1,585
	Tampa FL Hospital Revenue	5.000%	7/1/27		1,000	1,053
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37		3,125	3,357
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26		1,400	1,620
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30		1,650	1,898
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32		1,880	2,155
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33		2,340	2,675
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34		2,505	2,858
	Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35		1,680	1,913
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/32		605	663
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/33		625	681
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/34		650	706
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/35		680	736
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/36		705	760
	Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/37		5,000	5,371
[4]	Tampa-Hillsborough County FL Expressway Authority Revenue TOB VRDO	0.320%	5/7/20		14,760	14,760
	Tohopekaliga FL Water Authority Revenue	5.000%	10/1/24		1,340	1,562
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	2,300	2,464
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/34		1,275	1,392
	University of South Florida Financing Corp. COP	5.000%	7/1/30		6,085	7,035
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27		1,125	1,238
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27		1,000	1,147
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28		1,000	1,093
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28		1,500	1,702
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29		1,110	1,208

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30		1,845	2,000
Volusia County FL School Board COP	5.000%	8/1/23		1,000	1,109
Volusia County FL School Board COP	5.000%	8/1/24		635	723
Volusia County FL School Board COP	5.000%	8/1/25		1,675	1,907
Volusia County FL School Board COP	5.000%	8/1/27		1,835	2,085
Volusia County FL School Board COP	5.000%	8/1/28		1,650	1,870
Volusia County FL School Board COP	5.000%	8/1/29		2,350	2,657
Volusia County FL School Board COP	5.000%	8/1/30		3,895	4,388
Volusia County FL School Board COP	5.000%	8/1/31		2,375	2,667
					3,418,377
Georgia (2.7%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27		2,325	2,709
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28		2,500	2,900
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32		2,000	2,184
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24		1,805	2,018
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		3,000	3,323
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30		5,000	5,525
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31		5,025	5,538
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32		5,515	6,060
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33		2,000	2,192
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34		2,010	2,199
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/38		3,100	3,625
Atlanta GA Airport Revenue	5.000%	1/1/24		1,025	1,146
Atlanta GA Airport Revenue	5.875%	1/1/24		3,145	3,237
Atlanta GA Airport Revenue	5.000%	1/1/26		1,600	1,689
Atlanta GA Airport Revenue	5.000%	1/1/27		1,390	1,467
Atlanta GA Airport Revenue	5.000%	7/1/28		1,000	1,219
Atlanta GA Airport Revenue	5.000%	1/1/31		2,540	2,799
Atlanta GA Development Authority Revenue	5.000%	7/1/25		2,540	2,706
Atlanta GA Development Authority Revenue	5.000%	7/1/27		1,000	1,060
Atlanta GA Development Authority Revenue	5.000%	7/1/28		1,365	1,443
Atlanta GA Development Authority Revenue	5.000%	7/1/30		1,280	1,342
Atlanta GA GO	4.875%	12/1/26		7,450	8,665
Atlanta GA Public Improvement GO	4.500%	12/1/29		2,700	3,045
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20		1,370	1,399
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22	(4)	9,800	10,456
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23		3,160	3,576
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24		3,110	3,625
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25		2,550	3,005
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25	(4)	6,565	8,110
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26	(4)	15,280	19,442
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27	(4)	5,610	7,338
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/34		2,275	2,572
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34		3,260	3,944
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34		6,200	7,500
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/35		2,250	2,534
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		4,000	4,820
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		4,000	4,820
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		11,915	13,607
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36		2,750	3,086
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36		14,000	16,812
Augusta GA Water & Sewerage Revenue	5.000%	10/1/26		9,030	10,973
Augusta GA Water & Sewerage Revenue	5.000%	10/1/27		9,480	11,768
Augusta GA Water & Sewerage Revenue	5.000%	10/1/28		9,960	12,272
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/32		1,250	1,523
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/33		1,700	2,051
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/34		2,500	2,994
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/35		1,650	1,960
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/36		2,850	3,357
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/37		2,535	2,965
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/38		2,990	3,473
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/39		1,335	1,546
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/29		1,100	1,295
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/30		1,350	1,580
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/32		1,795	2,071
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/33		2,000	2,296

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cherokee County GA Board of Education GO	5.000%	8/1/31	1,565	1,861
Cherokee County GA Board of Education GO	5.000%	8/1/33	1,780	2,095
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20	750	755
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,762
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31	3,250	3,696
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/25	400	451
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/26	700	804
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/27	900	1,044
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	4,000	4,277
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	1,000	1,148
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	1,640	1,873
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	1,230	1,397
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/32	2,250	2,528
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/33	2,445	2,733
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/34	3,350	3,734
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/35	2,500	2,777
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/36	4,300	4,759
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/37	4,500	4,966
Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35	1,130	1,314
Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37	8,160	9,416
Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38	9,100	10,467
Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39	9,565	10,972
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,521
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,205
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,099
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,271
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,331
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,814
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,131
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,076
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,353
DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	5.000%	7/1/31	2,000	2,464
DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/37	1,000	1,099
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,493
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,588
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,347
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,217
DeKalb GA Water & Sewerage Revenue	5.250%	10/1/25	3,000	3,615
Forsyth County GA School District GO	5.000%	2/1/26	1,250	1,514
Forsyth County GA School District GO	5.000%	2/1/27	1,000	1,243
Forsyth County GA School District GO	5.000%	2/1/28	1,020	1,298
Forsyth County GA School District GO	5.000%	2/1/33	3,350	4,135
Forsyth County GA School District GO	5.000%	2/1/34	2,530	3,108
Forsyth County GA School District GO	5.000%	2/1/35	3,790	4,638
Forsyth County GA School District GO	5.000%	2/1/37	2,250	2,733
Forsyth County GA School District Revenue	5.000%	4/1/28	1,750	2,231
Forsyth County GA School District Revenue	5.000%	4/1/30	1,565	2,015
Forsyth County GA School District Revenue	5.000%	4/1/31	1,250	1,600
Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/32	1,500	1,827
Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/33	2,765	3,336
Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/36	1,600	1,885
Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/37	1,825	2,134
Fulton County GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	5.000%	7/1/39	1,750	2,027
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/34	1,160	1,421
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/36	1,015	1,232
Fulton County GA Development Authority Revenue (Georgia Institute of Technology Project)	5.000%	6/15/38	1,160	1,399
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	765
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,447
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	2,986
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,346
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,712
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,636
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	400	451
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	600	689

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/27	530	615
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28	560	643
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/29	500	571
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30	870	988
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	900	1,017
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/35	4,700	5,220
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37	2,820	3,112
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/29	4,240	3,739
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	9,084
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	2,080	2,041
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,680	1,635
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,500	7,587
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	10,923
Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	10,000	10,521
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/34	21,755	24,563
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/35	12,095	13,593
Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/36	7,715	8,127
Georgia GO	5.000%	7/1/20	3,000	3,020
Georgia GO	5.000%	7/1/20	10,000	10,068
Georgia GO	5.000%	11/1/20	9,240	9,436
Georgia GO	5.000%	1/1/22	9,415	10,052
Georgia GO	5.000%	2/1/22	6,690	7,165
Georgia GO	4.000%	10/1/22	13,270	14,210
Georgia GO	5.000%	1/1/23	6,050	6,687
Georgia GO	5.000%	2/1/23	5,025	5,570
Georgia GO	5.000%	7/1/23	20,160	21,871
Georgia GO	5.000%	7/1/24	29,915	34,676
Georgia GO	5.000%	7/1/24	22,865	26,504
Georgia GO	5.000%	7/1/24	34,685	40,205
Georgia GO	5.000%	12/1/24	10,110	11,864
Georgia GO	5.000%	2/1/25	3,000	3,427
Georgia GO	5.000%	2/1/25	10,000	11,792
Georgia GO	5.000%	7/1/25	1,615	1,927
Georgia GO	5.000%	7/1/25	20,970	25,019
Georgia GO	5.000%	1/1/26	4,960	5,998
Georgia GO	5.000%	2/1/26	9,660	11,707
Georgia GO	5.000%	7/1/26	10,040	12,300
Georgia GO	5.000%	7/1/26	1,470	1,801
Georgia GO	5.000%	12/1/26	4,680	5,795
Georgia GO	5.000%	2/1/27	14,870	18,491
Georgia GO	5.000%	2/1/27	10,000	11,376
Georgia GO	5.000%	12/1/27	5,175	6,389
Georgia GO	5.000%	7/1/29	1,510	1,881
Georgia GO	3.250%	7/1/37	9,750	10,053
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,120	12,503
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,485	4,705
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,363
Georgia Road & Tollway Authority Revenue	5.000%	6/1/26	465	561
Georgia Road & Tollway Authority Revenue	5.000%	6/1/27	650	802
Georgia Road & Tollway Authority Revenue	5.000%	6/1/28	700	861
Georgia Road & Tollway Authority Revenue	5.000%	6/1/29	565	691
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/30	4,365	4,827
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/34	11,930	12,893
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26	500	574
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/30	500	568
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/32	1,000	1,124
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/34	1,250	1,393

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/36		2,300	2,546
Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/37		2,100	2,318
Gwinnett County GA School District GO	5.000%	2/1/38		17,000	21,048
Gwinnett County GA School District GO	5.000%	2/1/39		15,000	18,518
Gwinnett County GA Water & Sewerage Authority Revenue	5.000%	8/1/22		10,010	10,907
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30		5,375	5,915
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34		10,000	10,856
Jackson County GA School District GO	5.000%	3/1/31		1,390	1,758
Jackson County GA School District GO	5.000%	3/1/32		1,000	1,256
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25		450	508
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/26		630	724
LaGrange-Troup County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/28		835	958
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		6,765	6,929
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21		37,000	38,019
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22		10,720	11,259
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33		5,500	6,048
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		2,500	2,744
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/35		1,750	1,991
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/36		1,250	1,421
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38		2,000	2,275
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		137,290	145,026
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		200,205	211,997
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		34,595	37,103
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26		58,210	62,333
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26	(14)	4,810	5,834
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/29		7,745	8,302
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30		5,275	6,256
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		9,000	10,627
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33		14,000	15,701
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/34		16,465	18,356
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/35		17,095	18,984
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35		5,110	5,925
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36		22,080	25,520
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21		8,205	8,263
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21		2,830	2,868
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23		14,615	14,752
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24		11,650	11,757
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25		5,190	5,625
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		6,605	7,245
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	(15)	28,000	31,036
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		1,270	1,422
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		39,745	43,657
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		16,330	17,937
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		1,140	1,285
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		14,000	15,732
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29		8,000	8,990
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30		1,095	1,170
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30		1,025	1,148
Municipal Electric Authority Georgia Revenue	5.000%	1/1/31		1,385	1,542
Municipal Electric Authority Georgia Revenue	5.000%	1/1/32		1,450	1,603
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33		2,115	2,235
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33		1,200	1,318
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34		2,000	2,109
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34		2,295	2,511
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		5,650	5,943
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35		925	1,008
Municipal Electric Authority Georgia Revenue	5.000%	1/1/36		1,145	1,242
Municipal Electric Authority Georgia Revenue	5.000%	1/1/37		1,115	1,205
Municipal Electric Authority Georgia Revenue	5.000%	1/1/38		1,150	1,239
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34		9,000	9,602
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/39		16,230	16,968
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/28		500	560
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/31		1,265	1,401
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32		600	660
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33		500	547
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/34		2,050	2,233
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/35		725	787
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36		2,055	2,221
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/37		2,420	2,607
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/38		2,355	2,529
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/39		2,100	2,249

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/29	500	553
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/31	890	972
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/32	750	814
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/33	750	809
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/35	1,225	1,306
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/36	1,300	1,381
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/37	1,350	1,429
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/38	1,455	1,536
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	1,415	1,489
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,700	7,804
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	576
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/28	2,510	3,179
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/30	2,070	2,655
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/31	2,085	2,656
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,675	2,118
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/39	11,480	14,119
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/32	2,100	2,130
Rockdale County GA Development Authority Revenue	4.000%	7/1/35	2,125	2,291
Rockdale County GA Development Authority Revenue	4.000%	7/1/38	2,395	2,540
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,337
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,321
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/27	780	942
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/28	500	612
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/29	525	651
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/30	500	615
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/31	400	487
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/32	1,000	1,207
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/35	1,250	1,490
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/36	325	386
Valdosta & Lowndes County GA GO Hospital Authority Revenue	5.000%	10/1/37	575	680
Valdosta & Lowndes County GA GO Hospital Authority Revenue	4.000%	10/1/38	675	732
				1,916,235
Guam (0.2%)
Guam Business Privilege Tax Revenue	5.000%	1/1/26	2,575	2,602
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	4,655	4,746
Guam Government Business Privilege Tax Revenue	5.000%	1/1/23	1,175	1,195
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	8,070	8,334
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	9,240	9,566
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	10,910	11,293
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	5,940	6,115
Guam Government Business Privilege Tax Revenue	5.000%	11/15/30	10,100	10,204
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/26	750	792
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/27	600	637
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/29	2,065	2,172
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/30	1,000	1,046
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/32	2,230	2,307
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/28	1,300	1,336
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35	1,000	1,023
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36	300	305
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/28	1,000	1,057
Guam International Airport Authority Revenue	5.000%	10/1/23	2,280	2,221
Guam Power Authority Revenue	5.000%	10/1/26	1,225	1,310
Guam Power Authority Revenue	5.000%	10/1/27	1,230	1,320
Guam Power Authority Revenue	5.000%	10/1/28	1,245	1,298
Guam Power Authority Revenue	5.000%	10/1/28	5,165	5,511
Guam Power Authority Revenue	5.000%	10/1/29	5,425	5,746
Guam Power Authority Revenue	5.000%	10/1/30	5,695	5,992
Guam Power Authority Revenue	5.000%	10/1/32	5,280	5,485
Guam Power Authority Revenue	5.000%	10/1/34	1,825	1,882
Guam Power Authority Revenue	5.000%	10/1/35	2,690	2,763
Guam Power Authority Revenue	5.000%	10/1/36	3,525	3,609
Guam Power Authority Revenue	5.000%	10/1/37	3,000	3,063
				104,930
Hawaii (1.1%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	14,070
Hawaii County HI GO	5.000%	9/1/28	1,000	1,198
Hawaii County HI GO	5.000%	9/1/29	2,065	2,464
Hawaii County HI GO	5.000%	9/1/30	1,000	1,188
Hawaii GO	5.000%	10/1/20	5,520	5,617
Hawaii GO	5.000%	10/1/20	9,910	10,084
Hawaii GO	5.000%	12/1/20	4,480	4,591

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Hawaii GO	5.000%	12/1/21	(Prere.)	3,770	4,023
	Hawaii GO	5.000%	11/1/22		11,285	12,378
	Hawaii GO	5.000%	12/1/22		10,125	10,759
	Hawaii GO	5.000%	8/1/24		15,010	17,334
	Hawaii GO	5.000%	8/1/24		8,970	10,359
	Hawaii GO	5.000%	10/1/24		10,075	11,690
	Hawaii GO	5.000%	11/1/24		22,305	24,448
	Hawaii GO	5.000%	4/1/25		19,785	23,255
	Hawaii GO	5.000%	8/1/25		2,515	2,902
	Hawaii GO	5.000%	8/1/25		4,105	4,737
	Hawaii GO	5.000%	10/1/25		12,015	14,308
	Hawaii GO	5.000%	10/1/25		3,605	4,293
	Hawaii GO	4.000%	4/1/26		26,025	29,780
	Hawaii GO	5.000%	8/1/26		1,420	1,640
	Hawaii GO	5.000%	1/1/27		8,015	9,825
	Hawaii GO	5.000%	4/1/27		7,870	9,489
	Hawaii GO	4.000%	4/1/28		5,050	5,747
	Hawaii GO	5.000%	5/1/28		14,910	18,359
	Hawaii GO	5.000%	10/1/28		9,085	11,028
	Hawaii GO	5.000%	10/1/28		8,080	9,808
	Hawaii GO	4.000%	4/1/29		10,000	11,301
	Hawaii GO	5.000%	8/1/29		8,545	9,773
	Hawaii GO	5.000%	8/1/29		31,900	35,602
	Hawaii GO	5.000%	10/1/29		7,000	8,454
	Hawaii GO	4.000%	4/1/30		14,185	15,864
	Hawaii GO	4.000%	5/1/30		13,795	15,749
	Hawaii GO	4.000%	10/1/30		11,500	12,939
	Hawaii GO	5.000%	1/1/31		6,000	7,514
	Hawaii GO	4.000%	4/1/31		1,410	1,570
	Hawaii GO	4.000%	5/1/31		14,150	16,027
	Hawaii GO	4.000%	5/1/32		12,160	13,643
	Hawaii GO	4.000%	10/1/32		5,285	5,867
	Hawaii GO	5.000%	1/1/33		10,750	13,010
	Hawaii GO	5.000%	8/1/33		2,970	3,364
	Hawaii GO	4.000%	1/1/34		8,740	9,824
	Hawaii GO	5.000%	1/1/34		8,745	10,544
	Hawaii GO	4.000%	10/1/34		5,760	6,265
	Hawaii GO	5.000%	1/1/36		22,430	26,840
	Hawaii GO	5.000%	1/1/36		13,000	15,859
	Hawaii GO	5.000%	1/1/38		6,000	7,270
	Hawaii Highway Revenue	5.000%	1/1/32		2,180	2,470
	Hawaii Pacific Health Revenue	5.625%	7/1/20	(Prere.)	2,345	2,363
	Honolulu HI City & County GO	5.000%	10/1/20		5,115	5,205
	Honolulu HI City & County GO	5.000%	10/1/20		3,675	3,740
	Honolulu HI City & County GO	5.000%	8/1/21	(Prere.)	5,000	5,269
	Honolulu HI City & County GO	5.000%	10/1/22		4,015	4,392
	Honolulu HI City & County GO	5.000%	10/1/22		1,130	1,236
	Honolulu HI City & County GO	5.000%	10/1/22		4,220	4,616
	Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	3,500	3,862
	Honolulu HI City & County GO	5.000%	11/1/22		3,245	3,559
	Honolulu HI City & County GO	5.000%	10/1/26		7,500	8,927
	Honolulu HI City & County GO	5.000%	10/1/26		5,135	6,112
[2]	Honolulu HI City & County GO	5.000%	10/1/27		4,030	4,799
	Honolulu HI City & County GO	5.000%	10/1/28		8,415	9,996
	Honolulu HI City & County GO	5.000%	10/1/28		4,000	4,752
[2]	Honolulu HI City & County GO	5.000%	10/1/29		2,280	2,695
	Honolulu HI City & County GO	4.000%	10/1/31		6,220	7,003
	Honolulu HI City & County GO	5.000%	10/1/31		12,690	14,887
	Honolulu HI City & County GO	4.000%	10/1/32		6,705	7,444
	Honolulu HI City & County GO	5.000%	10/1/33		4,000	4,656
	Honolulu HI City & County GO	5.000%	9/1/34		8,035	9,661
	Honolulu HI City & County GO	4.000%	9/1/36		2,930	3,286
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26		3,000	3,540
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28		6,175	6,950
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29		10,000	11,183
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30		8,220	9,609
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/31		18,060	21,034
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/34		4,000	4,557
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34		6,765	7,799
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/35		2,510	2,846
	Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/35		7,895	8,951

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35		6,835	7,858
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36		3,000	3,595
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/38		7,230	7,975
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/39		6,485	7,906
Honolulu HI Wastewater System Revenue	5.000%	7/1/33		8,430	10,490
					757,876
Idaho (0.1%)
[4] Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34		4,425	4,646
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/28		4,060	4,779
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/29		4,810	5,680
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/30		4,525	5,309
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	6/1/22	(Prere.)	3,250	3,528
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24		1,520	1,739
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25		2,750	3,179
Idaho Housing & Finance Association RAN	5.000%	7/15/25		2,070	2,403
Idaho Housing & Finance Association RAN	5.000%	7/15/26		1,010	1,198
Idaho Housing & Finance Association RAN	5.000%	7/15/27		5,655	6,846
University of Idaho Revenue	5.000%	4/1/28	(15)	240	296
University of Idaho Revenue	5.000%	4/1/29	(15)	250	311
University of Idaho Revenue	5.000%	4/1/30	(15)	345	435
University of Idaho Revenue	5.000%	4/1/32	(15)	970	1,205
University of Idaho Revenue	5.000%	4/1/33	(15)	555	685
University of Idaho Revenue	5.000%	4/1/34	(15)	1,735	2,133
University of Idaho Revenue	5.000%	4/1/36	(15)	1,915	2,331
University of Idaho Revenue	5.000%	4/1/38	(15)	1,000	1,208
University of Idaho Revenue	4.000%	4/1/40	(15)	1,150	1,251
University of Idaho Revenue	4.000%	4/1/41	(15)	700	759
					49,921
Illinois (5.7%)
Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/31		1,625	1,925
Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/33		1,650	1,961
Chicago IL GO	0.000%	1/1/24		4,000	3,373
Chicago IL Board of Education GO	5.000%	12/1/21		20,000	20,221
Chicago IL Board of Education GO	5.500%	12/1/21	(4)(2)	4,090	4,337
Chicago IL Board of Education GO	5.000%	12/1/22		2,775	2,823
Chicago IL Board of Education GO	5.000%	12/1/22		12,000	12,208
Chicago IL Board of Education GO	5.500%	12/1/22	(4)	9,625	10,535
Chicago IL Board of Education GO	5.000%	12/1/23		15,000	15,281
Chicago IL Board of Education GO	5.000%	12/1/24		20,000	20,382
Chicago IL Board of Education GO	5.000%	12/1/25		11,000	11,189
Chicago IL Board of Education GO	0.000%	12/1/26	(14)	5,065	4,022
Chicago IL Board of Education GO	5.000%	12/1/26	(4)	3,560	4,194
Chicago IL Board of Education GO	5.000%	12/1/26		10,800	10,964
Chicago IL Board of Education GO	7.000%	12/1/26		19,600	21,984
Chicago IL Board of Education GO	0.000%	12/1/27		1,290	959
Chicago IL Board of Education GO	4.000%	12/1/27		5,175	4,921
Chicago IL Board of Education GO	5.000%	12/1/27	(4)	2,750	3,289
Chicago IL Board of Education GO	5.000%	12/1/27		1,000	1,014
Chicago IL Board of Education GO	5.000%	12/1/27		1,625	1,647
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	4,320	3,154
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	10,270	7,499
Chicago IL Board of Education GO	5.000%	12/1/28	(4)	3,000	3,627
Chicago IL Board of Education GO	5.000%	12/1/28		11,100	11,204
Chicago IL Board of Education GO	5.000%	12/1/28		4,000	4,037
Chicago IL Board of Education GO	5.000%	12/1/29	(4)	2,500	3,003
Chicago IL Board of Education GO	5.000%	12/1/29		8,700	8,734
Chicago IL Board of Education GO	5.000%	12/1/29		2,000	2,008
Chicago IL Board of Education GO	0.000%	12/1/30	(14)	1,150	765
Chicago IL Board of Education GO	5.000%	12/1/32		1,200	1,184
Chicago IL Board of Education GO	5.000%	4/1/33		1,200	1,200
Chicago IL Board of Education GO	5.000%	12/1/33		12,000	11,760
Chicago IL Board of Education GO	5.000%	12/1/33		2,060	2,019
Chicago IL Board of Education GO	5.000%	4/1/34		1,535	1,531
Chicago IL Board of Education GO	5.000%	4/1/35		1,615	1,603
Chicago IL Board of Education GO	5.250%	12/1/35		12,095	11,941
Chicago IL Board of Education GO	5.000%	12/1/36		8,710	8,419
Chicago IL Board of Education GO	5.000%	4/1/37		1,350	1,328
Chicago IL Board of Education GO	5.000%	4/1/38		1,700	1,661
Chicago IL GO	5.000%	1/1/26		1,660	1,697
Chicago IL GO	5.000%	1/1/26		12,335	12,604
Chicago IL GO	5.000%	1/1/26		1,050	1,074

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL GO	5.000%	1/1/27		9,000	9,166
Chicago IL GO	5.000%	1/1/28		8,000	8,140
Chicago IL GO	5.000%	1/1/28		6,000	6,105
Chicago IL GO	5.000%	1/1/29		10,000	10,143
Chicago IL GO	5.000%	1/1/29		3,000	3,043
Chicago IL GO	5.000%	1/1/30		8,540	8,646
Chicago IL GO	5.500%	1/1/30		750	770
Chicago IL GO	5.000%	1/1/31		2,000	2,011
Chicago IL GO	5.000%	1/1/32		700	701
Chicago IL GO	5.500%	1/1/35		8,000	8,188
Chicago IL GO	5.000%	1/1/36		970	948
Chicago IL GO	5.000%	1/1/39		17,090	16,368
Chicago IL GO	5.000%	1/1/40		1,335	1,272
Chicago IL Housing Authority Revenue	5.000%	1/1/27		3,765	4,525
Chicago IL Housing Authority Revenue	5.000%	1/1/28		2,000	2,441
Chicago IL Housing Authority Revenue	5.000%	1/1/30		1,250	1,511
Chicago IL Housing Authority Revenue	5.000%	1/1/31		1,250	1,503
Chicago IL Housing Authority Revenue	5.000%	1/1/33		1,885	2,233
Chicago IL Housing Authority Revenue	5.000%	1/1/34		4,205	4,959
Chicago IL Housing Authority Revenue	5.000%	1/1/36		6,140	7,159
Chicago IL Midway Airport Revenue	5.000%	1/1/23		2,550	2,726
Chicago IL Midway Airport Revenue	5.000%	1/1/24		3,415	3,723
Chicago IL Midway Airport Revenue	5.000%	1/1/26		6,140	6,543
Chicago IL Midway Airport Revenue	5.000%	1/1/32		10,000	10,682
Chicago IL Midway Airport Revenue	5.000%	1/1/33		10,000	10,650
Chicago IL Midway Airport Revenue	5.000%	1/1/34		6,725	7,150
Chicago IL Midway Airport Revenue	5.000%	1/1/35		2,200	2,334
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23		1,200	1,200
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24		1,110	1,107
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/27		3,500	3,464
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28		3,000	2,954
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29		2,000	1,959
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		3,000	3,137
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24		1,250	1,312
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		7,410	7,739
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		5,500	6,148
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25		1,500	1,582
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		4,025	4,199
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		1,260	1,433
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		1,000	1,137
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26		1,000	1,053
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,560	3,709
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		32,400	37,401
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		1,185	1,368
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27		2,435	2,562
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		3,000	3,121
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		10,775	11,895
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		1,130	1,300
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		2,010	2,312
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28		5,000	5,827
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		3,000	3,115
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		10,300	11,318
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		2,000	2,250
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		900	1,031
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29		1,825	2,090
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	(4)	2,300	2,444
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		3,220	3,339
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		5,700	6,383
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		1,500	1,709
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		3,000	3,286
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30		3,000	3,473
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,900	3,003
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		22,630	24,691
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		13,065	14,570
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		720	816
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		2,030	2,302
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31		3,595	4,142
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		10,300	11,196
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		3,500	3,885
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		4,750	5,272
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		20,040	21,702

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		4,750	5,248
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		10,010	11,228
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33	(4)	1,000	1,061
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		19,560	21,550
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		10,120	11,314
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		12,250	13,459
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		11,930	13,107
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		10,500	11,702
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		8,750	9,584
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36		3,000	3,419
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		1,040	1,136
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		10,885	11,893
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		5,000	5,536
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		3,000	3,406
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		3,000	3,395
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		11,000	12,414
	Chicago IL Park District GO	5.000%	1/1/21		2,000	2,032
	Chicago IL Park District GO	5.000%	1/1/25		4,685	4,832
	Chicago IL Park District GO	5.000%	1/1/25		625	678
	Chicago IL Park District GO	5.000%	1/1/26		515	565
	Chicago IL Park District GO	5.000%	1/1/27		2,085	2,321
	Chicago IL Park District GO	5.000%	1/1/27		1,000	1,098
	Chicago IL Park District GO	5.000%	1/1/28		1,420	1,602
	Chicago IL Park District GO	5.000%	1/1/28		1,000	1,098
	Chicago IL Park District GO	5.000%	1/1/29		785	862
	Chicago IL Park District GO	5.000%	1/1/30	(15)	4,500	5,072
	Chicago IL Park District GO	5.000%	1/1/30	(15)	1,000	1,097
	Chicago IL Park District GO	5.000%	1/1/31		5,570	6,240
	Chicago IL Park District GO	5.000%	1/1/31	(15)	1,600	1,794
	Chicago IL Park District GO	5.000%	1/1/31	(15)	1,000	1,092
	Chicago IL Park District GO	5.000%	1/1/31	(15)	2,000	2,183
	Chicago IL Park District GO	5.000%	1/1/31		3,445	3,656
	Chicago IL Park District GO	5.000%	1/1/32		2,625	2,780
	Chicago IL Park District GO	5.000%	1/1/32	(15)	5,545	6,190
	Chicago IL Park District GO	5.000%	1/1/32	(15)	5,000	5,582
	Chicago IL Park District GO	5.000%	1/1/33		1,720	1,912
	Chicago IL Park District GO	5.000%	1/1/33		5,140	5,715
	Chicago IL Park District GO	5.000%	1/1/33		1,000	1,057
	Chicago IL Park District GO	5.000%	1/1/33		1,095	1,157
	Chicago IL Park District GO	5.000%	1/1/33	(15)	2,000	2,171
	Chicago IL Park District GO	5.000%	1/1/33	(15)	2,620	2,913
	Chicago IL Park District GO	5.500%	1/1/33		1,500	1,611
	Chicago IL Park District GO	5.000%	1/1/34		1,640	1,819
	Chicago IL Park District GO	5.000%	1/1/34		1,500	1,583
	Chicago IL Park District GO	5.000%	1/1/34	(15)	2,000	2,167
	Chicago IL Park District GO	5.000%	1/1/35		1,775	1,964
	Chicago IL Park District GO	5.000%	1/1/35		1,075	1,133
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28		4,835	4,894
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29		5,170	5,234
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30		2,770	2,803
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26		2,075	2,452
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/26		1,035	1,234
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		31,170	31,256
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27		13,085	13,121
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28		30,225	30,307
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		10,000	10,568
[4]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.340%	5/7/20		36,250	36,250
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23		2,460	2,602
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/26		3,100	3,563
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/27		2,545	2,979
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		1,675	1,798
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		3,330	4,002
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28		9,030	10,833
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30		1,450	1,548
	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	(14)	17,000	20,947
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31		2,000	2,130
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32		1,875	1,991
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33		2,525	2,675
	Chicago IL Water Revenue	5.000%	11/1/23		1,750	1,833
	Chicago IL Water Revenue	5.000%	11/1/24		1,585	1,659
	Chicago IL Water Revenue	5.000%	11/1/25		2,685	2,810

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chicago IL Water Revenue	5.000%	11/1/26		2,145	2,243
	Chicago IL Water Revenue	5.000%	11/1/28		5,550	5,790
	Chicago IL Water Revenue	5.000%	11/1/30		3,590	3,730
	Chicago IL Water Revenue	5.000%	11/1/31		3,000	3,111
	Chicago IL Water Revenue	5.000%	11/1/32		3,075	3,182
	Chicago IL Waterworks Revenue	5.000%	11/1/22		1,450	1,538
	Chicago IL Waterworks Revenue	5.000%	11/1/27		10,395	11,950
	Chicago IL Waterworks Revenue	5.000%	11/1/29		1,030	1,090
	Chicago IL Waterworks Revenue	5.000%	11/1/29		7,050	7,653
	Chicago IL Waterworks Revenue	5.000%	11/1/31		2,000	2,101
	Chicago IL Waterworks Revenue	5.000%	11/1/33		2,040	2,130
[4]	Chicago IL Transit Authority Revenue TOB VRDO	0.410%	5/7/20		32,795	32,795
	Cook County IL Community College District GO	5.000%	12/1/24		2,000	2,024
	Cook County IL Community College District GO	5.250%	12/1/26		2,065	2,102
	Cook County IL Community College District GO	5.250%	12/1/27		2,000	2,032
	Cook County IL Community College District GO	5.250%	12/1/28		2,020	2,047
	Cook County IL Community College District GO	5.250%	12/1/32		7,000	7,051
	Cook County IL Forest Preservation District GO	5.000%	12/15/24		1,520	1,634
	Cook County IL Forest Preservation District GO	5.000%	12/15/25		1,000	1,073
	Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,485	2,662
	Cook County IL Forest Preservation District GO	5.000%	12/15/26		2,225	2,383
	Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,605	2,786
	Cook County IL Forest Preservation District GO	5.000%	12/15/27		2,335	2,497
	Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,455	2,624
	Cook County IL Forest Preservation District GO	5.000%	12/15/28		2,240	2,394
	Cook County IL Forest Preservation District GO	5.000%	12/15/32		5,000	5,335
	Cook County IL GO	5.250%	11/15/25		4,700	4,780
	Cook County IL GO	5.000%	11/15/26	(4)	2,500	2,992
	Cook County IL GO	5.250%	11/15/28		35,500	36,011
	Cook County IL GO	5.000%	11/15/34		1,180	1,197
	Cook County IL GO	5.000%	11/15/35		1,025	1,036
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24		1,750	1,948
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25		1,845	2,049
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26		4,575	5,073
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27		2,000	2,217
	Evanston IL GO	3.500%	12/1/38		2,000	2,099
	Evanston IL GO	3.500%	12/1/39	(15)	2,000	2,110
	Illinois Development Finance Authority Hospital Revenue (Evanston Northwestern Healthcare Corp.) VRDO	0.170%	5/1/20		25,420	25,420
[4]	Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.320%	5/7/20		7,750	7,750
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23		1,000	1,098
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24		1,210	1,358
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28		3,885	4,321
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29		5,010	5,554
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	11/1/30		7,000	7,994
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/22	(Prere.)	3,020	3,253
	Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31		10,000	10,474
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27		15,000	16,029
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28		1,290	1,444
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32		7,575	8,036
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34		5,000	5,495
	Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26		1,000	973
	Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31		2,560	2,397
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31		6,000	7,263
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/34		6,000	7,169
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/35		5,000	5,953
	Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/34		1,320	1,420
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28		2,085	2,359
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29		2,030	2,286
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30		1,010	1,128
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35		5,000	5,572
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36		6,430	7,141
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37		6,500	7,197
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	(ETM)	70	76
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23		495	476
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/23	(Prere.)	1,105	1,230
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/27		3,070	2,793
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33		7,660	6,892
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37		2,000	1,792
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/28		500	542

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/29	600	650
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/30	700	750
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/31	500	532
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/32	500	528
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	5.000%	9/1/34	1,100	1,149
	Illinois Finance Authority Revenue (Illinois Institute of Technology)	4.000%	9/1/35	1,000	916
	Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,075
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,444
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,680	3,970
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,612
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,692
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,778
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,863
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,955
	Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,050
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/33	2,300	2,708
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/36	7,605	8,779
	Illinois Finance Authority Revenue (Memorial Health System)	5.000%	4/1/37	6,865	7,955
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23	1,245	1,371
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	7,900	8,540
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31	6,550	6,959
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32	10,000	10,543
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33	3,955	4,385
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34	3,500	3,870
	Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40	14,000	15,264
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/28	3,000	3,611
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/29	2,000	2,435
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/30	2,515	3,086
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/31	2,500	3,030
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/32	2,000	2,393
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/33	1,500	1,784
	Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/34	2,000	2,363
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/33	5,100	5,667
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	5,500	6,076
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/36	2,500	2,753
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/27	3,170	3,850
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/28	3,225	3,946
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	5.000%	7/15/29	2,250	2,737
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/36	2,300	2,456
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	4.000%	7/15/37	2,500	2,658
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.150%	5/1/20	19,050	19,050
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,040	2,164
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	3,971
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23	1,050	1,155
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,070	5,313
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,850	2,080
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	2,025	2,311
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,020	1,174
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,407
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29	2,000	2,242
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30	2,300	2,595
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31	2,190	2,321
	Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	24,140
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24	5,065	5,638
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25	8,000	9,103
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26	8,000	9,277
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	16,500	19,443
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	13,750	16,171
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32	10,000	11,521
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33	1,800	1,906
	Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/36	2,675	2,807
[4]	Illinois Finance Authority Revenue (Presence Health Network Obligated Group) TOB VRDO	0.320%	5/7/20	3,995	3,995
	Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30	2,555	2,749
	Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31	2,065	2,203
	Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32	2,000	2,119
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,271
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,536
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,030	4,549
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,481
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/30	4,000	4,425
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,015	1,152

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35		2,700	2,903
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/29		1,920	2,210
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/30		1,550	1,769
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	4.000%	3/1/35		600	620
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.250%	2/15/37		1,180	1,000
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	(Prere.)	3,355	3,395
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20		3,185	3,222
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22		6,645	6,703
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24		1,145	1,286
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26		1,700	1,982
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.120%	5/1/20	LOC	13,580	13,580
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,000	2,112
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22		2,110	2,305
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		4,000	4,222
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23		5,265	5,937
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24		5,195	5,484
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25		2,990	3,156
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26		3,500	3,693
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		4,400	4,636
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28		15,000	17,252
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		4,250	4,473
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29		12,250	14,001
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30		5,250	5,520
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		5,300	5,570
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31		15,000	17,023
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		1,050	1,103
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		15,000	16,957
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35		28,975	32,519
Illinois GO	5.000%	8/1/20		2,000	2,002
Illinois GO	5.000%	11/1/20		115,875	116,191
Illinois GO	5.000%	1/1/21	(4)	21,470	21,500
Illinois GO	5.250%	1/1/21		7,525	7,545
Illinois GO	5.000%	5/1/21		4,785	4,793
Illinois GO	5.000%	8/1/21		25,000	25,052
Illinois GO	5.000%	11/1/21		79,080	79,282
Illinois GO	5.000%	1/1/22		3,180	3,180
Illinois GO	5.000%	2/1/22		5,230	5,241
Illinois GO	5.000%	2/1/22		7,740	7,756
Illinois GO	5.000%	7/1/22		7,050	7,045
Illinois GO	5.000%	8/1/22		10,000	9,991
Illinois GO	5.000%	8/1/22	(4)	11,720	12,157
Illinois GO	5.000%	10/1/22		17,880	17,858
Illinois GO	5.000%	10/1/22		13,500	13,483
Illinois GO	5.000%	11/1/22		10,000	9,986
Illinois GO	5.000%	11/1/22		65,730	65,637
Illinois GO	5.000%	2/1/23		7,120	7,095
Illinois GO	5.000%	2/1/23		8,600	8,570
Illinois GO	5.000%	7/1/23		6,120	6,090
Illinois GO	5.000%	8/1/23		17,050	16,961
Illinois GO	5.000%	10/1/23		4,500	4,474
Illinois GO	5.000%	10/1/23		5,000	4,971
Illinois GO	5.000%	11/1/23		42,780	42,522
Illinois GO	4.000%	1/1/24		4,860	4,704
Illinois GO	5.000%	1/1/24		14,060	13,966
Illinois GO	5.000%	2/1/24		6,270	6,226
Illinois GO	4.000%	5/1/24		10,210	9,855
Illinois GO	5.500%	7/1/24		19,000	19,144
Illinois GO	5.000%	8/1/24		25,335	25,105
Illinois GO	5.000%	10/1/24		3,000	2,971
Illinois GO	5.000%	10/1/24		3,000	2,971
Illinois GO	5.000%	11/1/24		38,000	37,618
Illinois GO	5.000%	2/1/25		3,250	3,207
Illinois GO	5.000%	2/1/25		3,775	3,725
Illinois GO	5.000%	11/1/25		18,375	18,058
Illinois GO	5.000%	1/1/26		2,115	2,072
Illinois GO	5.000%	2/1/26		11,175	10,944
Illinois GO	5.000%	4/1/26	(4)	16,175	16,841
Illinois GO	5.500%	7/1/26		7,000	7,010
Illinois GO	5.000%	10/1/26		4,800	4,682
Illinois GO	5.000%	11/1/26		54,515	53,149
Illinois GO	5.000%	12/1/26		8,390	8,175

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	1/1/27		7,500	7,304
Illinois GO	5.000%	4/1/27		3,840	3,734
Illinois GO	5.500%	7/1/27		8,000	8,000
Illinois GO	5.000%	9/1/27		12,275	11,903
Illinois GO	5.000%	11/1/27		5,850	5,668
Illinois GO	5.000%	11/1/27		1,725	1,671
Illinois GO	5.000%	12/1/27		10,560	10,223
Illinois GO	5.000%	2/1/28		10,305	9,970
Illinois GO	5.000%	4/1/28	(4)	4,515	4,693
Illinois GO	5.250%	7/1/28		2,710	2,662
Illinois GO	5.000%	10/1/28		4,000	3,861
Illinois GO	5.000%	11/1/28		27,455	26,497
Illinois GO	5.250%	2/1/29		8,750	8,587
Illinois GO	5.000%	3/1/29		23,000	22,172
Illinois GO	5.000%	10/1/29		4,000	3,849
Illinois GO	5.000%	11/1/29		2,500	2,405
Illinois GO	5.000%	11/1/29		20,355	19,581
Illinois GO	5.250%	2/1/30		13,000	12,547
Illinois GO	5.000%	10/1/30		3,000	2,878
Illinois GO	5.000%	3/1/31		7,985	7,649
Illinois GO	5.250%	7/1/31		6,000	5,769
Illinois GO	5.000%	11/1/32		9,200	8,772
Illinois GO	4.000%	6/1/33		5,880	5,258
Illinois GO	5.500%	7/1/33	(4)	3,300	3,448
Illinois GO	5.000%	10/1/33		3,000	2,840
Illinois GO	4.000%	11/1/33		12,000	10,702
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29		1,155	1,327
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22	(4)	5,000	5,457
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23	(14)	5,025	5,640
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	(4)	11,475	12,966
Illinois Sales Tax Revenue	5.000%	6/15/20		3,910	3,916
Illinois Sales Tax Revenue	5.375%	6/15/20		9,635	9,662
Illinois Sales Tax Revenue	5.000%	6/15/21		15,115	15,338
Illinois Sales Tax Revenue	5.000%	6/15/27		7,640	7,955
Illinois Sales Tax Revenue	5.000%	6/15/27	(15)	10,245	11,277
Illinois Sales Tax Revenue	5.000%	6/15/28	(15)	13,485	14,797
Illinois Sales Tax Revenue	5.000%	6/15/36		4,000	3,917
Illinois Sales Tax Revenue	5.000%	6/15/37		4,000	3,916
Illinois Sales Tax Revenue	5.000%	6/15/38		5,000	4,863
Illinois Sports Facility Authority Revenue	0.000%	6/15/25	(2)	10,105	8,231
Illinois Sports Facility Authority Revenue	5.000%	6/15/28		2,120	2,151
Illinois Sports Facility Authority Revenue	5.000%	6/15/29		2,110	2,119
Illinois Sports Facility Authority Revenue	5.000%	6/15/30		1,300	1,292
Illinois Toll Highway Authority Revenue	5.000%	1/1/22		4,100	4,341
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		12,800	13,901
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		1,250	1,358
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		6,000	7,187
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		13,500	16,368
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		1,250	1,357
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		10,000	12,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		3,500	3,793
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		10,400	12,908
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		30,000	37,717
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		5,245	5,672
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		23,100	28,254
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		6,100	6,897
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		30,765	38,089
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		8,000	8,634
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		1,410	1,559
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		21,750	26,442
Illinois Toll Highway Authority Revenue	5.000%	12/1/31		12,055	13,857
Illinois Toll Highway Authority Revenue	5.000%	1/1/32		9,000	9,694
Illinois Toll Highway Authority Revenue	5.000%	12/1/32		7,055	8,041
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		11,100	12,471
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		9,000	9,677
Illinois Toll Highway Authority Revenue	5.000%	1/1/33		2,500	2,750
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		11,700	13,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		3,860	4,238
Illinois Toll Highway Authority Revenue	5.000%	1/1/34		2,000	2,263
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		2,500	2,925
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		2,060	2,323

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/36		2,500	2,913
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37		2,000	2,323
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38		10,000	10,685
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38		4,500	5,211
	Illinois Toll Highway Authority Revenue	5.000%	1/1/40		23,050	25,702
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/28	(4)	190	222
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/28	(4)	410	480
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/29	(4)	250	290
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/30	(4)	225	259
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/31	(4)	215	246
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/32	(4)	230	261
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/34	(4)	230	258
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/35	(4)	280	312
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/36	(4)	250	277
	Kane County IL School District No. 131 (Aurora East Side) GO	3.000%	12/1/37	(4)	400	418
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/38	(4)	290	320
	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/39	(4)	275	302
	Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21		1,775	1,820
	Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	(14)	5,690	5,563
	Lake County IL Township High School District No. 113 GO (Highland Park)	5.000%	1/1/36		5,000	5,480
	McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31		3,500	3,742
	McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32		4,000	4,274
	McHenry County IL Conservation District GO	5.000%	2/1/22		3,100	3,314
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21	(14)	6,000	5,753
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23	(14)	21,155	19,029
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24	(14)	23,795	20,653
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25	(14)	29,895	25,008
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	(4)	10,735	8,889
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	9,420	7,510
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	(14)	25,050	27,366
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	40,000	28,049
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30	(4)	115	81
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	9,000	3,977
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(ETM)	755	723
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(14)	32,240	29,000
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/26		4,250	4,371
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		30,480	30,059
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28		2,270	2,317
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	44,255	28,611
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	72,685	45,651
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/31		675	677
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	39,135	23,978
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/32		600	598
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	41,400	24,014
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	7,500	4,249
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/33		450	446
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/34		520	512
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	11,990	5,609
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/41		1,065	317
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
	Expansion Project), 4.700% coupon rate effective 6/15/2031	0.000%	12/15/37		3,300	1,669
	Mundelein IL GO	4.000%	12/15/27	(4)	500	576
	Mundelein IL GO	4.000%	12/15/28	(4)	500	579
	Mundelein IL GO	4.000%	12/15/29	(4)	500	573
	Mundelein IL GO	4.000%	12/15/32	(4)	1,000	1,119

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mundelein IL GO	4.000%	12/15/39	(4)	2,000	2,178
	Northern IL University Revenue	5.000%	4/1/28	(15)	750	866
	Northern IL University Revenue	5.000%	4/1/29	(15)	500	583
	Northern IL University Revenue	5.000%	4/1/30	(15)	600	701
	Northern IL University Revenue	5.000%	4/1/31	(15)	550	636
	Northern IL University Revenue	5.000%	4/1/32	(15)	700	803
	Northern IL University Revenue	5.000%	4/1/33	(15)	750	854
	Northern IL University Revenue	5.000%	4/1/34	(15)	750	851
	Northern IL University Revenue	4.000%	4/1/35	(15)	650	663
	Northern IL University Revenue	4.000%	4/1/36	(15)	750	762
	Northern IL University Revenue	4.000%	4/1/37	(15)	775	784
	Northern IL University Revenue	4.000%	4/1/38	(15)	915	922
	Northern IL University Revenue	4.000%	4/1/39	(15)	750	754
	Northern IL University Revenue	4.000%	4/1/40	(15)	800	802
	Northern IL University Revenue	4.000%	4/1/41	(15)	750	749
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24		1,300	1,504
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25		3,030	3,586
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26		4,115	4,971
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27		5,090	6,142
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/28		6,180	7,440
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/30		3,500	4,190
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31		2,325	2,547
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32		2,215	2,405
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/21	(Prere.)	19,060	20,030
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	10,000	10,558
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26		23,165	27,511
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/27		10,780	12,769
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/28		3,725	4,399
[4]	Regional Transportation Authority IL TOB VRDO	0.320%	5/7/20		7,195	7,195
	Romeoville IL GO	5.000%	12/30/26		3,480	4,229
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/28		12,500	14,149
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/29		13,500	15,393
	Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/30		6,000	6,875
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/25		3,850	4,370
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/26		3,500	4,042
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/27		3,615	4,250
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28		8,750	10,437
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/28		765	948
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/29		875	1,099
	Southwestern Illinois Development Authority Revenue	4.000%	4/15/34		925	1,051
	Southwestern Illinois Development Authority Revenue	4.000%	10/15/35		1,225	1,381
	Southwestern Illinois Development Authority Revenue (Local Government Program)	0.000%	2/1/26	(12)	2,525	2,249
	Springfield IL Electric Revenue	5.000%	3/1/26		3,430	3,977
	Springfield IL Water Revenue	5.000%	3/1/29		2,525	2,697
	Springfield IL Water Revenue	5.000%	3/1/30		2,000	2,134
	Springfield IL Water Revenue	5.000%	3/1/31		2,785	2,968
	Springfield IL Water Revenue	5.000%	3/1/32		3,035	3,234
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21		3,430	3,438
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22		6,015	6,028
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29		2,075	2,245
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30		2,000	2,156
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30		5,000	5,010
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31		2,420	2,601
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33		2,000	2,135
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34		2,000	2,132
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/26	(4)	1,070	1,207
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/28	(4)	1,085	1,248
	Village of Bolingbrook IL Special Tax Revenue (Will and DuPage Counties)	4.000%	3/1/29	(4)	2,744	3,117
	Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23		1,715	1,824
	Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24		7,950	8,457
	Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25		3,405	3,623
	Will County IL Community High School District No 210 Lincoln-Way	0.000%	1/1/29	(15)	5,920	4,227
	Will County IL Community High School District No 210 Lincoln-Way	0.000%	1/1/30	(15)	5,680	3,867
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28		9,900	10,458
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30		5,500	5,828
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31		9,150	9,606
	Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24		7,980	7,451

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25		4,065	3,708
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26		3,645	3,240
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27		2,000	1,730
					4,032,053
Indiana (1.1%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/31		2,015	2,396
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32		8,180	9,670
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33		9,110	10,718
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34		9,640	11,308
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36		13,470	15,704
Carmel IN Redevelopment Authority Lease Rental Revenue	4.000%	8/1/30		1,090	1,147
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23	(4)	2,480	2,744
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/26		1,000	1,162
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/27		750	872
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/27		1,320	1,548
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/28		750	886
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/30		1,250	1,466
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/30		1,120	1,312
Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/31		1,000	1,170
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/31		1,000	1,168
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/32		1,250	1,450
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/33		1,000	1,154
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/35		1,250	1,433
Indiana Bond Bank Revenue	4.000%	7/15/35		4,245	4,723
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21		245	257
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20		4,370	4,384
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22		1,295	1,372
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24		2,500	2,711
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25		2,500	2,699
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26		2,500	2,694
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27		2,500	2,683
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24		1,420	1,631
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26		1,030	1,162
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27		1,000	1,124
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28		2,600	2,911
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30		1,000	1,109
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33		3,000	3,297
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34		18,515	20,301
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35		19,220	21,016
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) PUT	2.250%	7/1/25		6,250	6,302
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/26		1,495	1,767
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	11/1/29		1,395	1,727
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/22	(Prere.)	95	103
Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/29		2,915	3,073
Indiana Finance Authority Revenue	5.000%	2/1/21		3,430	3,537
Indiana Finance Authority Revenue	5.000%	2/1/23		11,135	12,326
Indiana Finance Authority Revenue	5.000%	2/1/26		5,665	6,668
Indiana Finance Authority Revenue	5.000%	2/1/27		4,160	5,087
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/25		1,860	1,931
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/26		1,000	1,046
Indiana Finance Authority Revenue (BHI Senior Living)	5.000%	11/15/38		2,000	1,998
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/27		350	395
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/28		385	439
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/32		1,000	1,135
Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/34		1,100	1,230
Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/36		1,115	1,144
Indiana Finance Authority Revenue (Butler University Project)	4.000%	2/1/37		1,320	1,350
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	(ETM)	1,225	1,268
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	(ETM)	1,000	1,077
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	(Prere.)	2,000	2,154
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	(Prere.)	1,000	1,077
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	(Prere.)	3,250	3,500
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29		1,915	2,271
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30		1,260	1,487
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31		1,665	1,955
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36		2,000	2,306
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26		5,850	6,815
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/26		6,475	7,544
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27		6,395	7,575
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/27		6,785	8,037

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28		6,720	7,940
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/28		6,970	8,235
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		7,400	8,693
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29		4,010	4,711
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30		19,250	22,488
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31		22,000	25,553
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/32		19,725	22,772
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35		16,850	17,931
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36		11,140	11,814
Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/37		6,220	6,577
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27		3,040	3,491
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29		5,015	5,724
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30		6,030	6,853
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31		10,130	11,468
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/23	(Prere.)	9,150	10,190
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/20	(Prere.)	6,295	6,452
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21		2,850	3,011
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24		1,000	1,160
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/25		1,045	1,105
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27		1,000	1,160
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28		2,180	2,526
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		5,000	5,449
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29		2,295	2,652
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30		5,490	5,982
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31		3,325	3,623
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		10,020	10,587
Indiana Municipal Power Agency Revenue	5.000%	1/1/30		3,985	4,935
Indiana Municipal Power Agency Revenue	5.000%	1/1/31		5,325	6,558
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		7,280	8,580
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		6,330	7,666
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		19,000	22,312
Indiana Municipal Power Agency Revenue	5.000%	1/1/34		4,085	4,935
Indiana Municipal Power Agency Revenue	5.000%	1/1/35		20,110	23,532
Indiana Municipal Power Agency Revenue	5.000%	1/1/35		1,315	1,579
Indiana Municipal Power Agency Revenue	5.000%	1/1/36		12,500	14,555
Indiana Municipal Power Agency Revenue	5.000%	1/1/37		2,410	2,845
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,000	1,054
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,000	1,054
Indiana University Student Fee Revenue	5.000%	8/1/21	(Prere.)	1,560	1,644
Indiana University Student Fee Revenue	5.000%	8/1/21		4,500	4,730
Indiana University Student Fee Revenue	5.000%	8/1/22		6,370	6,933
Indiana University Student Fee Revenue	5.000%	8/1/23		3,510	3,825
Indiana University Student Fee Revenue	5.000%	8/1/24		2,175	2,370
Indiana University Student Fee Revenue	5.000%	8/1/25		2,040	2,222
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/26		2,635	3,198
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/27		2,230	2,768
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/28		1,915	2,424
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/35		7,000	8,532
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/36		10,000	12,142
Indianapolis IN Department of Public Utilities Water System Revenue	5.000%	10/1/37		4,500	5,447
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21	(4)	3,530	3,571
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22	(4)	15,655	15,831
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21		8,590	8,616
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22		7,000	7,021
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/30		1,160	1,468
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/32		1,610	2,012
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/33		1,540	1,909
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/27		1,610	1,987
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/31		2,110	2,659
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/32		1,000	1,249
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/33		1,500	1,858
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/34		2,450	3,016
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/35		1,910	2,336
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/36		3,500	4,253
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/37		3,700	4,470
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	4.000%	2/1/38		2,350	2,642
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/28		4,065	4,199
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/29		4,370	4,514
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/27		7,355	8,531

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/27		7,200	8,419
IPS Multi-School Building Corp. IN Revenue	4.000%	1/15/28		7,645	9,007
IPS Multi-School Building Corp. IN Revenue	4.000%	7/15/28		7,795	9,227
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28		8,000	9,285
Ivy IN Tech Community College Revenue	5.000%	7/1/34		1,600	1,948
Ivy IN Tech Community College Revenue	5.000%	7/1/35		1,055	1,279
Ivy IN Tech Community College Revenue	5.000%	7/1/36		1,625	1,961
Ivy IN Tech Community College Revenue	5.000%	7/1/37		2,175	2,613
Ivy IN Tech Community College Revenue	5.000%	7/1/38		2,415	2,893
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25		4,330	4,763
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26		4,855	5,339
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20		170	171
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32		1,850	2,230
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33		2,505	3,014
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34		1,590	1,910
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36		1,255	1,503
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project)	2.750%	6/1/25		13,000	13,558
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/31		1,720	1,984
Vigo County IN Building Corp. Lease Rental Revenue	5.000%	7/15/28		1,395	1,725
Vigo County IN Building Corp. Lease Rental Revenue	5.000%	7/15/29		1,465	1,835
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/30		3,030	3,515
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/31		3,155	3,631
Vigo County IN Building Corp. Lease Rental Revenue	4.000%	7/15/32		3,285	3,745
Wayne Township School Building Corp. Marion County Indiana Revenue	5.000%	7/15/25		4,460	5,077
					796,467
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20	(Prere.)	2,000	2,010
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20	(Prere.)	2,000	2,010
Des Moines IA GO	5.000%	6/1/26		5,870	7,126
Iowa City IA Community School District GO	3.000%	6/1/31		3,840	4,134
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		6,250	6,141
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		11,595	11,613
[4] Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27		2,955	3,000
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/33		2,110	2,068
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		90,630	88,392
Iowa Finance Authority Revenue	5.000%	8/1/20		3,000	3,031
Iowa Finance Authority Revenue	5.000%	8/1/36		5,510	7,029
Iowa Finance Authority Revenue	5.000%	8/1/37		8,565	10,885
Iowa Finance Authority Revenue	5.000%	8/1/38		11,320	14,336
Iowa Finance Authority Revenue	5.000%	8/1/39		6,000	7,576
Iowa Special Obligation Revenue	5.000%	6/1/24		4,090	4,692
Iowa Special Obligation Revenue	5.000%	6/1/27		5,590	6,750
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27		5,985	6,003
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	4,000	4,020
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	1,150	1,156
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20	(Prere.)	2,100	2,111
Polk County IA GO	4.000%	6/1/22		12,620	13,397
Polk County IA GO	4.000%	6/1/23		13,050	13,827
Polk County IA GO	5.000%	6/1/23		2,125	2,374
Polk County IA GO	5.000%	6/1/24		2,425	2,791
University of Iowa Revenue	3.000%	7/1/33		1,000	1,045
Waukee IA Community School District GO	3.000%	6/1/31		4,700	4,987
Waukee IA Community School District GO	3.000%	6/1/32		4,840	5,102
					237,606
Kansas (0.6%)
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/27		2,500	2,916
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/28		4,010	4,691
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/29		3,000	3,489
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/30		3,025	3,496
Butler County KS Unified School District No. 385 Andover GO	4.000%	9/1/31		5,750	6,532
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/32		2,000	2,434
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/33		2,470	2,986
Butler County KS Unified School District No. 385 Andover GO	5.000%	9/1/34		2,680	3,226
Geary County KS Unified School District No. 475 GO	5.000%	9/1/25		355	424
Geary County KS Unified School District No. 475 GO	5.000%	9/1/26		350	417
Geary County KS Unified School District No. 475 GO	5.000%	9/1/27		425	506
Geary County KS Unified School District No. 475 GO	5.000%	9/1/28		635	755
Geary County KS Unified School District No. 475 GO	5.000%	9/1/29		600	712
Geary County KS Unified School District No. 475 GO	5.000%	9/1/30		795	940
Geary County KS Unified School District No. 475 GO	5.000%	9/1/31		650	765
Geary County KS Unified School District No. 475 GO	4.000%	9/1/33		750	819

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geary County KS Unified School District No. 475 GO	4.000%	9/1/34	700	762
Geary County KS Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,172
Geary County KS Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,334
Geary County KS Unified School District No. 475 GO	4.000%	9/1/37	1,835	1,983
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	641
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	533
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	531
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	529
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	526
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	679
Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	20,000	22,332
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,070	1,239
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,545	1,788
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29	1,000	1,104
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,025	1,139
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/32	650	713
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/33	500	546
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,075	10,622
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,495	8,172
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,020	11,576
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	2,420	2,827
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	15,305
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,010	16,065
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	13,018
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	17,647
Kansas Department of Transportation Highway Revenue	5.000%	9/1/37	9,875	11,462
Kansas Development Finance Authority Revenue	5.000%	5/1/20	11,400	11,400
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,250	11,415
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	11,093
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,515	14,988
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	25,965
Kansas Development Finance Authority Revenue	5.000%	11/1/27	7,085	8,862
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	7,729
Kansas Development Finance Authority Revenue	5.000%	11/1/28	6,515	8,118
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,055	7,760
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,249
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	16,450
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,325
Kansas Development Finance Authority Revenue (Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	7,092
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28	3,575	4,273
Lyon County KS Unified School District No 253. GO	4.000%	9/1/28	460	537
Lyon County KS Unified School District No 253. GO	4.000%	9/1/29	450	516
Lyon County KS Unified School District No 253. GO	4.000%	9/1/30	325	370
Lyon County KS Unified School District No 253. GO	4.000%	9/1/31	350	396
Lyon County KS Unified School District No 253. GO	4.000%	9/1/34	1,170	1,302
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/24	3,100	3,601
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25	1,250	1,449
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/27	2,045	2,405
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/28	3,000	3,543
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/29	1,590	1,867
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/30	1,325	1,546
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/31	1,500	1,727
Sedgwick County KS Unified School District No. 266 (Maize) GO	4.000%	9/1/32	1,280	1,465
Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	6,800	7,061
Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/34	6,125	6,327
Seward County KS Unified School District No. 480 GO	4.000%	9/1/30	5,430	5,956
Seward County KS Unified School District No. 480 GO	4.000%	9/1/31	3,000	3,277
Seward County KS Unified School District No. 480 GO	4.000%	9/1/32	2,000	2,174
Seward County KS Unified School District No. 480 GO	4.000%	9/1/33	2,000	2,167
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	825	898
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,675	1,879
				387,535
Kentucky (1.4%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25	720	792
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,528
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,732
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	600	685
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	1,130	1,252
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29	265	304

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/30		375	430
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/31		475	542
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/32		450	507
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/33		585	607
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/34		500	517
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/35		470	481
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/36		380	387
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26		11,250	11,181
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21		14,160	14,337
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22		7,010	7,100
Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/33	(15)	2,925	3,609
Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/34	(15)	3,070	3,767
Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/35	(15)	3,230	3,937
Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/36	(15)	3,395	4,116
Kentucky Bond Development Corp. Revenue (Kentucky Communications Network)	5.000%	9/1/37	(15)	3,570	4,310
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/27		1,835	2,198
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/31		2,240	2,603
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/32		1,360	1,559
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/33		1,380	1,563
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/34		1,405	1,575
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/35		1,490	1,652
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/36		1,880	2,062
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/37		1,750	1,900
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/38		1,750	1,901
Kentucky Economic Development Finance Authority Health System Revenue (Baptist Healthcare System)	5.000%	8/15/27		4,000	4,698
Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	(14)	12,000	10,318
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/29		2,045	2,365
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/30		2,055	2,349
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31		1,000	1,130
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/32		1,500	1,684
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/34		2,720	3,015
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/35		1,600	1,760
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/36		2,515	2,740
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/37		4,775	5,157
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		8,290	8,728
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/27		1,415	1,651
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/28		2,465	2,895
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/29		2,670	3,129
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/30		2,810	3,180
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/31		1,700	1,915
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	5.000%	8/1/33		1,260	1,400
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	4.000%	8/1/37		2,250	2,260
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	4.000%	8/1/38		2,000	1,996
Kentucky Economic Development Finance Authority Revenue (CommonSpirit Health)	4.000%	8/1/39		2,500	2,483
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25	(14)	4,500	5,251
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27	(14)	4,425	5,113
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27		2,655	3,212
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	(14)	4,865	5,591
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28		3,135	3,845
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	(14)	4,000	4,567
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29		3,015	3,662

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30	(14)	2,370	2,688
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30		3,860	4,643
[2]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/35		1,200	1,389
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/36		5,855	6,814
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/37		2,400	2,784
	Kentucky Municipal Power Agency Power System Revenue PUT	3.450%	3/1/26		16,500	16,779
	Kentucky Property & Building Commission Revenue	5.500%	8/1/20	(2)	4,320	4,363
	Kentucky Property & Building Commission Revenue	5.000%	8/1/21		35,100	35,406
	Kentucky Property & Building Commission Revenue	5.000%	5/1/31	(15)	2,750	3,144
	Kentucky Property & Building Commission Revenue	5.000%	5/1/32	(15)	2,000	2,274
	Kentucky Property & Building Commission Revenue	5.000%	5/1/33	(15)	2,000	2,270
	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	(15)	1,000	1,133
	Kentucky Property & Building Commission Revenue	4.000%	11/1/34		1,355	1,425
	Kentucky Property & Building Commission Revenue	4.000%	11/1/36		1,130	1,184
	Kentucky Property & Building Commission Revenue	4.000%	11/1/37		1,250	1,305
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		221,790	232,675
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		158,060	164,227
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		56,680	60,055
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		23,000	24,390
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26		61,030	64,025
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28		28,000	30,160
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/20		1,700	1,689
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/23		1,720	1,495
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22		1,110	1,182
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24		1,735	1,904
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29		3,905	4,144
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31		5,210	5,485
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/25		1,805	2,055
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/26		5,885	6,819
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/27		2,405	2,763
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/37		15,500	17,723
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/38		6,650	7,586
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	4.000%	10/1/39		1,500	1,518
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group) PUT	5.000%	10/1/29		6,000	7,125
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	14,775	15,989
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	9,000	9,739
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	8,900	9,631
[1,4]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB PUT	0.200%	5/1/20		11,110	11,110
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29		15,245	15,507
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29		14,000	14,233
	Paducah KY Electric Plant Board Revenue	5.000%	10/1/25	(4)	1,665	1,959
	Paducah KY Electric Plant Board Revenue	5.000%	10/1/26	(4)	1,150	1,383
	University of Kentucky Revenue	4.000%	10/1/29		3,035	3,418
	University of Kentucky Revenue	4.000%	10/1/31		15,070	16,810
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28		4,000	4,308
						1,005,936
Louisiana (0.8%)
	Bossier City LA Utilities Revenue	5.000%	10/1/29		1,000	1,147
	Bossier City LA Utilities Revenue	5.000%	10/1/31		1,000	1,141
	Bossier City LA Utilities Revenue	5.000%	10/1/32		1,000	1,137
	Bossier City LA Utilities Revenue	5.000%	10/1/33		3,000	3,398
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		41,200	41,200
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.140%	5/1/20		11,900	11,900
	Ernest N. Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27		2,800	2,903
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	(4)	1,500	1,811
	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	(4)	2,000	2,388
	Lafayette LA Communications System Revenue	5.000%	11/1/23	(4)	2,045	2,307
	Lafayette LA Communications System Revenue	5.000%	11/1/24	(4)	5,310	6,161
	Lafayette LA Communications System Revenue	5.000%	11/1/25	(4)	1,500	1,780
	Lafayette LA Utilities Revenue	5.000%	11/1/26	(4)	950	1,160
	Lafayette LA Utilities Revenue	5.000%	11/1/28	(4)	1,010	1,259

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lafayette LA Utilities Revenue	5.000%	11/1/29	(4)	800	992
Lafayette LA Utilities Revenue	5.000%	11/1/30	(4)	1,500	1,855
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28		5,140	6,393
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28		4,525	5,577
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/29		2,530	3,106
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31		23,000	23,930
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		20,665	23,294
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31		6,150	7,442
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		10,000	11,217
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32		4,000	4,796
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		5,905	6,596
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33		4,365	5,195
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,000	4,464
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34		4,350	5,153
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		7,095	7,900
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35		3,500	4,122
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36		5,000	5,858
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/37		5,000	5,833
Louisiana GO	5.000%	8/1/25		2,375	2,716
Louisiana GO	5.000%	12/1/26		7,870	9,054
Louisiana GO	5.000%	5/1/29		14,815	17,126
Louisiana GO	4.000%	5/15/29		16,800	17,886
Louisiana GO	5.000%	5/1/30		2,950	3,398
Louisiana GO	5.000%	10/1/30		2,000	2,429
Louisiana GO	4.000%	10/1/34		10,710	11,898
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	(15)	5,900	7,250
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/31	(15)	11,040	13,397
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/32	(15)	1,575	1,898
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/33	(15)	1,520	1,823
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/34	(15)	2,260	2,701
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/35	(15)	2,505	2,981
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/36	(15)	2,635	3,124
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/37	(15)	2,775	3,279
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/38	(15)	2,915	3,435
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29		1,525	1,715
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31		3,140	3,521
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33		3,500	3,899
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34		2,550	2,835
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	2,790	2,839
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/20	(Prere.)	2,000	2,035
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/33		6,500	7,112
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/26	(4)	1,700	1,846
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/28	(4)	1,875	2,028
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Plaquemines Project)	5.000%	9/1/31	(4)	1,420	1,534
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/20	(Prere.)	15,905	16,197
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/26		1,300	1,506
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/27		1,250	1,463
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.000%	10/1/28		2,135	2,488

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		2,000	1,971
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		1,750	1,723
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.650%	12/1/23		1,250	1,231
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	45	54
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	50	60
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/31		7,020	7,747
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/32		8,390	9,216
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/36		5,000	5,743
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/37		6,700	7,672
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center)	5.000%	6/1/38		4,040	4,613
Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children’s Medical Center) PUT	5.000%	6/1/25		15,000	17,294
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/27		2,785	3,297
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/28		1,470	1,764
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21	(Prere.)	4,000	4,246
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36	(4)	2,300	2,608
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23		400	435
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24		525	584
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25		880	995
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27		1,045	1,170
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24		3,625	3,889
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25		5,520	5,915
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26		5,010	5,360
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27		3,770	4,030
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		3,850	4,102
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/36		4,235	4,433
Louisiana State University Revenue	5.000%	7/1/23	(Prere.)	1,000	1,129
Louisiana State University Revenue	5.000%	7/1/23	(Prere.)	2,765	3,122
Louisiana State University Revenue	5.000%	7/1/23	(Prere.)	3,180	3,590
New Orleans LA Aviation Board Revenue	5.000%	10/1/28	(4)	1,825	2,262
New Orleans LA Aviation Board Revenue	5.000%	10/1/33	(4)	1,000	1,219
New Orleans LA Aviation Board Revenue	5.000%	10/1/34	(4)	1,280	1,552
New Orleans LA Aviation Board Revenue	5.000%	10/1/35	(4)	1,480	1,783
New Orleans LA Aviation Board Revenue	5.000%	10/1/37	(4)	1,600	1,884
New Orleans LA GO	5.000%	12/1/23		2,250	2,467
New Orleans LA GO	5.000%	12/1/24		2,500	2,738
New Orleans LA GO	5.000%	12/1/25		2,500	2,737
New Orleans LA GO	5.000%	12/1/26	(4)	3,770	4,112
New Orleans LA GO	5.000%	12/1/27	(4)	2,260	2,464
New Orleans LA GO	5.000%	12/1/28	(4)	2,310	2,519
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.000%	4/1/23		2,000	1,792
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.100%	7/1/24		1,800	1,581
Saint John the Baptist Parish LA Revenue (Marathon Oil Corporation Project) PUT	2.200%	7/1/26		7,700	6,395
Shreveport LA Water & Sewer Revenue	5.000%	12/1/26	(15)	1,975	2,394
Shreveport LA Water & Sewer Revenue	5.000%	12/1/27	(15)	1,750	2,155
Shreveport LA Water & Sewer Revenue	5.000%	12/1/28	(15)	1,150	1,442
Shreveport LA Water & Sewer Revenue	5.000%	12/1/31	(15)	1,000	1,226
Shreveport LA Water & Sewer Revenue	5.000%	12/1/32	(15)	2,435	2,964
Shreveport LA Water & Sewer Revenue	4.000%	12/1/34	(15)	2,175	2,440
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		23,285	23,747
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31		10,000	10,231
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32		12,365	12,877
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33		5,000	5,203
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/35		4,500	4,751
					581,756
Maine (0.1%)
Lower Kennebec Regional School ME Unit No. 1 GO	3.000%	11/1/33		1,000	1,060
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/31		680	795
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/32		635	742
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/33		585	680
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/34		2,310	2,678
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/35		2,250	2,597
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/36		3,315	3,811
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/37		3,365	3,849
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/38		2,470	2,811
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/26		365	415
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/27		350	403
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/28		360	412

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/29	465	527
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,325
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,322
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,568
Maine Municipal Bond Bank Revenue	4.000%	11/1/32	3,260	3,743
Maine Municipal Bond Bank Revenue	4.000%	11/1/33	2,920	3,327
Maine Municipal Bond Bank Revenue	5.000%	11/1/36	5,630	6,931
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/26	1,045	1,269
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/27	1,320	1,589
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/28	2,210	2,651
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/29	2,010	2,404
Maine Municipal Bond Bank Revenue GAN	5.000%	9/1/30	1,890	2,249
Maine Turnpike Authority Revenue	5.000%	7/1/30	2,040	2,534
Maine Turnpike Authority Revenue	5.000%	7/1/31	1,825	2,254
Maine Turnpike Authority Revenue	5.000%	7/1/33	1,460	1,781
Maine Turnpike Authority Revenue	5.000%	7/1/34	1,750	2,128
Portland ME General Airport Revenue	5.000%	1/1/30	425	516
Portland ME General Airport Revenue	5.000%	1/1/31	370	446
Portland ME General Airport Revenue	5.000%	1/1/32	810	968
Portland ME General Airport Revenue	5.000%	1/1/33	695	825
Portland ME General Airport Revenue	5.000%	1/1/34	620	732
Portland ME General Airport Revenue	4.000%	1/1/35	1,000	1,071
Portland ME General Airport Revenue	4.000%	1/1/37	1,055	1,119
Portland ME General Airport Revenue	4.000%	1/1/38	1,170	1,237
Portland ME General Airport Revenue	4.000%	1/1/40	1,850	1,945
				69,714
Maryland (3.4%)
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,164
Anne Arundel County MD GO	5.000%	10/1/20	4,735	4,817
Anne Arundel County MD GO	5.000%	4/1/21	1,880	1,951
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,178
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,688
Anne Arundel County MD GO	5.000%	10/1/21	4,715	4,991
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,249
Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,957
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,326
Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,594
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,450
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,087
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,402
Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,679
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,623
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,695
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,848
Anne Arundel County MD GO	5.000%	10/1/24	2,370	2,761
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,725
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,743
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,875
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,706
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,734
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,696
Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,031
Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,250
Anne Arundel MD GO	5.000%	10/1/24	5,000	5,825
Baltimore County MD GO	5.000%	8/1/21	2,600	2,734
Baltimore County MD GO	5.000%	8/1/21	5,000	5,258
Baltimore County MD GO	5.000%	8/1/21	6,705	7,050
Baltimore County MD GO	5.000%	2/1/22	3,000	3,214
Baltimore County MD GO	5.000%	8/1/26	7,620	9,061
Baltimore County MD GO	4.000%	3/1/30	4,000	4,622
Baltimore County MD GO	4.000%	3/1/33	7,115	8,238
Baltimore County MD GO	4.000%	3/1/34	7,470	8,584
Baltimore County MD GO	4.000%	3/1/35	7,845	8,941
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,092
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,099
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/26	9,790	11,853
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/26	1,000	1,211
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/27	8,130	10,077
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/30	11,075	14,187
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/33	5,270	5,957
Baltimore MD GO	5.000%	3/1/24	8,780	10,061

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Baltimore MD GO	5.000%	3/1/25		9,325	10,998
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,570	1,649
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,250	1,313
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,745	1,833
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	1,905	2,001
Baltimore MD Project Revenue	5.000%	7/1/21	(Prere.)	2,075	2,179
Baltimore MD Project Revenue	5.000%	7/1/30		1,905	1,987
Baltimore MD Project Revenue	5.000%	7/1/30		3,255	3,396
Baltimore MD Project Revenue	5.000%	7/1/31		2,000	2,085
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28		190	170
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29		215	191
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29		300	268
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30		200	175
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31		200	173
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32		255	216
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33		265	222
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34		290	241
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34		600	502
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35		300	247
Charles County MD GO	5.000%	10/1/27		4,155	5,221
Charles County MD GO	5.000%	10/1/28		4,370	5,599
Frederick County MD GO	5.000%	2/1/23		4,505	4,992
Frederick County MD Tax Increase & Special Tax Allocation (Oakdale-Lake Linganore Project)	3.250%	7/1/29		895	806
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/27		2,000	2,116
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/28		2,000	2,126
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/33		5,000	5,229
Gaithersburg MD Economic Development Revenue (Asbury Maryland Obligated Group)	5.000%	1/1/36		2,000	2,081
Harford County MD GO	5.000%	2/1/23		2,545	2,820
Howard County MD GO	5.000%	8/15/20		14,125	14,291
Howard County MD GO	5.000%	8/15/21		14,440	15,207
Howard County MD GO	5.000%	8/15/21	(Prere.)	1,820	1,920
Howard County MD GO	5.000%	2/15/22		13,605	14,595
Howard County MD GO	5.000%	2/15/25		4,500	5,305
Howard County MD GO	5.000%	8/15/25		4,305	5,146
Howard County MD GO	5.000%	8/15/25		2,050	2,451
Howard County MD GO	5.000%	2/15/26		5,320	6,434
Howard County MD GO	5.000%	2/15/27		20,180	24,985
Howard County MD GO	3.000%	8/15/32		4,775	5,085
Howard County MD GO	3.000%	8/15/33		4,925	5,197
Maryland Department of Transportation Revenue	5.000%	5/1/20		13,000	13,000
Maryland Department of Transportation Revenue	5.000%	6/1/20		8,850	8,878
Maryland Department of Transportation Revenue	5.000%	5/1/21		16,005	16,656
Maryland Department of Transportation Revenue	4.000%	12/1/23		13,000	13,576
Maryland Department of Transportation Revenue	5.000%	10/1/24		10,000	11,627
Maryland Department of Transportation Revenue	4.000%	12/15/25		1,015	1,112
Maryland Department of Transportation Revenue	4.000%	11/1/27		8,700	9,691
Maryland Department of Transportation Revenue	4.000%	12/15/28		17,390	18,943
Maryland Department of Transportation Revenue	4.000%	2/1/29		14,790	15,745
Maryland Department of Transportation Revenue	5.000%	9/1/29		5,045	6,258
Maryland Department of Transportation Revenue	3.000%	10/1/29		32,400	34,722
Maryland Department of Transportation Revenue	5.000%	10/1/29		26,885	32,603
Maryland Department of Transportation Revenue	4.000%	12/15/29		27,000	29,270
Maryland Department of Transportation Revenue	3.000%	10/1/30		31,000	33,091
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20		5,150	5,153
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/26		2,000	2,086
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/27		1,350	1,406
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/28		2,000	2,081
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/29		1,850	1,913
Maryland Economic Development Corp. Revenue (Transportation Facilities Project)	5.000%	6/1/30		1,250	1,282
Maryland GO	4.500%	8/1/20		13,615	13,745
Maryland GO	5.000%	8/1/20		5,145	5,200
Maryland GO	5.000%	3/1/21		10,990	11,366
Maryland GO	5.000%	3/1/21		7,750	8,015
Maryland GO	4.000%	8/1/21		31,940	33,188
Maryland GO	5.000%	8/1/21		16,490	17,337
Maryland GO	5.000%	8/1/21		33,110	34,812
Maryland GO	5.000%	3/1/22		32,550	34,972
Maryland GO	5.000%	3/15/22		5,415	5,826
Maryland GO	5.000%	3/15/22		26,755	28,788
Maryland GO	5.000%	8/1/22		71,720	78,198
Maryland GO	5.000%	8/1/22		29,215	31,854

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	3/15/23	28,000	31,168
Maryland GO	5.000%	6/1/23	1,115	1,250
Maryland GO	4.000%	8/1/23	37,875	41,477
Maryland GO	5.000%	8/1/23	24,000	27,046
Maryland GO	5.000%	8/1/23	82,005	92,413
Maryland GO	5.000%	8/1/23	14,915	16,808
Maryland GO	5.000%	3/15/24	29,500	33,903
Maryland GO	5.000%	8/1/24	21,550	25,052
Maryland GO	5.000%	8/1/24	3,015	3,505
Maryland GO	5.000%	3/15/26	3,010	3,656
Maryland GO	5.000%	3/15/26	32,500	39,471
Maryland GO	3.000%	8/1/26	50,275	54,561
Maryland GO	4.000%	8/1/26	28,000	30,428
Maryland GO	5.000%	8/1/26	42,820	52,516
Maryland GO	5.000%	3/15/27	25,290	31,488
Maryland GO	5.000%	3/15/27	14,105	17,562
Maryland GO	4.000%	3/1/28	40,310	42,182
Maryland GO	4.000%	6/1/28	4,010	4,417
Maryland GO	4.000%	3/1/29	40,985	42,829
Maryland GO	4.000%	6/1/29	68,270	74,954
Maryland GO	4.000%	6/1/30	68,035	74,426
Maryland GO	3.250%	8/1/30	9,000	9,437
Maryland GO	3.500%	3/15/32	10,000	11,009
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/28	5,685	6,557
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/29	2,000	2,291
Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/30	2,180	2,477
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	837
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	956
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/28	565	650
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/29	425	487
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/30	850	968
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/32	1,000	1,126
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/33	1,000	1,047
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,048
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/31	5,615	5,992
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/32	6,650	7,075
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/33	5,000	5,308
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,808
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.500%	7/1/20	1,510	1,514
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.250%	7/1/21	2,000	2,007
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.750%	7/1/23	900	902
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/28	1,420	1,686
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/29	1,500	1,801
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/31	2,470	2,959
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/32	1,950	2,311
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/34	1,835	2,147
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/35	2,500	2,915
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	3,275	3,425
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	2,400	2,505
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	4.000%	4/15/39	3,540	3,684
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	4.000%	4/15/40	3,180	3,302
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	14,396
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	15,997
Montgomery County MD GO	5.000%	11/1/20	11,370	11,611
Montgomery County MD GO	5.000%	7/1/21	2,410	2,526
Montgomery County MD GO	5.000%	7/1/21	2,500	2,620
Montgomery County MD GO	5.000%	11/1/22	14,000	15,385
Montgomery County MD GO	5.000%	11/1/22	39,265	43,150
Montgomery County MD GO	5.000%	11/1/22	13,750	15,110
Montgomery County MD GO	5.000%	11/1/23	18,000	20,435
Montgomery County MD GO	5.000%	11/1/23	14,750	16,745
Montgomery County MD GO	5.000%	11/1/24	15,390	18,010
Montgomery County MD GO	5.000%	11/1/24	10,000	11,702
Montgomery County MD GO	5.000%	11/1/26	8,300	9,658

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County MD GO	5.000%	11/1/26	8,730	10,751
Montgomery County MD GO	5.000%	11/1/26	4,000	4,926
Montgomery County MD GO	4.000%	11/1/27	5,095	6,052
Montgomery County MD GO	5.000%	11/1/29	2,000	2,306
Montgomery County MD GO	4.000%	11/1/30	14,000	15,424
Montgomery County MD GO	4.000%	12/1/30	14,000	15,445
Montgomery County MD GO	4.000%	11/1/31	15,235	18,247
Montgomery County MD GO	3.750%	11/1/37	15,500	16,932
Prince George MD Consolidated Public Improvement GO	5.000%	7/15/25	15,235	18,170
Prince George MD Consolidated Public Improvement GO	5.000%	7/15/26	11,715	14,320
Prince George MD Consolidated Public Improvement GO	4.000%	7/15/30	7,500	8,866
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/33	14,000	14,856
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/34	6,265	6,623
Prince Georges County MD GO	5.000%	8/1/21	13,745	14,448
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,254
Prince Georges County MD GO	5.000%	7/15/22	12,000	13,055
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,269
Prince Georges County MD GO	5.000%	7/15/26	22,685	27,729
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,230
Prince Georges County MD GO	4.000%	7/1/28	6,995	8,048
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.000%	4/1/31	1,030	975
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.000%	4/1/32	3,185	2,986
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	3.000%	11/1/25	1,045	961
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	979
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	781
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,105
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	500
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	795
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	523
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	733
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	957
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/24	10,930	12,086
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/25	8,000	9,032
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/26	3,200	3,852
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/26	11,385	13,706
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29	6,100	6,935
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30	6,345	7,171
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31	6,600	7,423
University of Maryland Auxiliary Facility & Tuition Revenue	3.000%	4/1/32	5,360	5,636
University of Maryland Auxiliary Facility & Tuition Revenue	3.125%	4/1/33	5,520	5,819
University System of Maryland Revenue	5.000%	4/1/24	4,390	5,021
University System of Maryland Revenue	5.000%	4/1/25	4,315	5,076
University System of Maryland Revenue	5.000%	4/1/26	3,925	4,725
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/25	9,870	11,733
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/26	9,230	11,247
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	8,927
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/31	5,160	5,954
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	9,251
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	14,315	16,330
Washington MD Suburban Sanitation District GO	5.000%	6/15/26	10,565	12,887
				2,365,875
Massachusetts (2.7%)
Boston MA GO	5.000%	4/1/23	1,425	1,585
Boston MA GO	5.000%	3/1/38	5,475	6,749
Lowell MA Collegiate Charter School GO	5.000%	6/15/29	490	480
Lowell MA Collegiate Charter School GO	5.000%	6/15/39	1,000	897
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	11,000	13,353
Massachusetts Bay Transportation Authority General Transportation Revenue VRDO	0.210%	5/7/20	23,400	23,400
Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/24	1,020	1,176
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	12/1/21	78,960	82,792
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	42,574
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	27,298
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	43,622
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,000	5,915
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,348
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,900
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,887
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	1,957
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,251
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	775	829
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	590	642

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/26		1,285	1,507
	Massachusetts Clean Water Trust Revenue	5.000%	8/1/26		2,950	3,610
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/27		7,130	8,141
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/28		3,320	3,781
	Massachusetts College Building Authority Revenue	5.000%	5/1/20	(Prere.)	1,290	1,290
	Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,440	1,560
	Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	685	742
	Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,030	1,115
	Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	1,465	1,587
	Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	4,135	4,478
	Massachusetts College Building Authority Revenue	5.000%	5/1/22	(Prere.)	5,010	5,426
	Massachusetts College Building Authority Revenue	4.000%	5/1/33		3,490	3,948
	Massachusetts College Building Authority Revenue	4.000%	5/1/34		3,715	4,173
	Massachusetts College Building Authority Revenue	5.000%	5/1/34		1,985	2,213
	Massachusetts College Building Authority Revenue	4.000%	5/1/35		3,865	4,313
	Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		5,630	6,764
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23		13,605	14,925
	Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/21	(Prere.)	3,110	3,300
	Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/21	(Prere.)	1,200	1,273
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20		1,205	1,225
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21		1,770	1,867
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22		2,125	2,214
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23		2,235	2,326
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24		1,500	1,560
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25		1,600	1,660
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26		1,100	1,141
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27		1,230	1,273
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29		9,500	9,560
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		1,000	1,109
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		1,015	1,147
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26		1,000	1,150
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,760	4,160
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34		3,490	3,817
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	4/1/24		2,100	2,334
[4]	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.320%	5/7/20	LOC	11,630	11,630
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		5,010	5,716
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29		2,800	3,291
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		1,365	1,580
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,660	1,898
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/34		4,355	4,963
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35		1,835	2,082
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/35		5,500	6,241
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/36		5,000	5,651
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		5,700	6,423
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		5,000	5,618
	Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35		5,240	5,814
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/28		10,000	12,950
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29		3,000	3,950
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32		1,250	1,459
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/33		1,250	1,450
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34		1,000	1,156
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/35		1,250	1,438
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36		1,020	1,169
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/28		1,500	1,430
	Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/33		3,000	2,725
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/26		500	481
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	4.000%	10/1/27		1,310	1,248
	Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/37		2,200	2,150
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/27		5,065	6,109
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		8,020	9,616
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23		1,230	1,265
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24		1,310	1,355
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25		2,770	2,879
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32		17,575	17,672
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23		835	897
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24		700	762
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25		800	881
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	6,000	6,256
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	4,000	4,170
	Massachusetts Development Finance Agency Revenue (UMass Dartmouth)	5.000%	10/1/28		1,255	1,242
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		2,690	2,776

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/28		1,325	1,521
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/30		1,460	1,651
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22		3,500	3,503
	Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24		20,110	23,227
	Massachusetts Federal Highway Revenue	5.000%	6/15/22		10,030	10,870
	Massachusetts GO	5.000%	7/1/20		3,920	3,947
	Massachusetts GO	5.000%	4/1/21	(Prere.)	25,175	26,167
	Massachusetts GO	5.250%	8/1/21	(2)	4,445	4,687
	Massachusetts GO	5.250%	8/1/21		20,900	22,038
	Massachusetts GO	5.000%	8/1/22		14,000	15,235
	Massachusetts GO	5.000%	12/1/23		23,000	26,110
	Massachusetts GO	5.500%	12/1/23	(2)	5,075	5,850
	Massachusetts GO	5.000%	7/1/24		3,725	4,300
	Massachusetts GO	5.000%	7/1/24		9,715	11,214
	Massachusetts GO	5.000%	8/1/24		65,070	75,292
	Massachusetts GO	5.000%	12/1/24		3,055	3,569
	Massachusetts GO	5.000%	7/1/25		5,760	6,837
	Massachusetts GO	5.000%	12/1/25		20,080	24,096
	Massachusetts GO	5.000%	7/1/26		7,010	8,537
	Massachusetts GO	5.000%	11/1/26		12,585	15,454
	Massachusetts GO	5.000%	7/1/27		41,775	50,737
	Massachusetts GO	5.000%	7/1/28		29,520	37,643
[5]	Massachusetts GO	5.000%	7/1/28		21,000	25,492
	Massachusetts GO	5.000%	12/1/28		4,155	5,097
	Massachusetts GO	5.000%	5/1/29		6,000	6,671
	Massachusetts GO	5.000%	7/1/29		10,425	12,314
	Massachusetts GO	5.000%	7/1/29		5,285	6,393
	Massachusetts GO	5.000%	5/1/30		11,650	13,267
	Massachusetts GO	5.000%	7/1/30		12,000	14,113
	Massachusetts GO	4.000%	11/1/30		45,000	47,717
	Massachusetts GO	5.000%	11/1/30		25,000	30,975
	Massachusetts GO	5.000%	5/1/31		30,000	33,214
	Massachusetts GO	5.000%	5/1/31		12,500	14,204
	Massachusetts GO	5.000%	9/1/31		5,770	6,255
	Massachusetts GO	5.000%	9/1/31		15,010	19,974
	Massachusetts GO	5.000%	9/1/32		9,430	12,612
	Massachusetts GO	5.250%	1/1/34		20,000	25,236
	Massachusetts GO	5.000%	7/1/35		13,000	15,057
	Massachusetts GO	5.000%	9/1/36		23,520	28,700
	Massachusetts GO	5.000%	12/1/36		6,500	7,752
	Massachusetts GO	5.000%	9/1/37		10,030	12,192
	Massachusetts GO	5.000%	11/1/37		20,000	23,979
[1]	Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	1.731%	11/1/25		22,000	21,865
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30		5,000	6,655
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20		3,765	3,830
	Massachusetts Port Authority Revenue	5.000%	7/1/22	(Prere.)	8,345	9,095
	Massachusetts Port Authority Revenue	5.000%	7/1/31		3,000	3,373
	Massachusetts Port Authority Revenue	5.000%	7/1/32		3,500	3,913
	Massachusetts Port Authority Revenue	5.000%	7/1/33		4,005	4,464
	Massachusetts Port Authority Revenue	5.000%	7/1/34		1,470	1,636
	Massachusetts Port Authority Revenue	5.000%	7/1/35		2,500	2,770
	Massachusetts Port Authority Revenue	5.000%	7/1/36		3,905	4,762
	Massachusetts Port Authority Revenue	5.000%	7/1/37		4,770	5,797
	Massachusetts Port Authority Revenue	5.000%	7/1/38		2,860	3,465
	Massachusetts Port Authority Revenue	5.000%	7/1/39		2,560	3,093
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	(ETM)	285	300
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		2,400	2,527
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	3,535	3,871
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	1,110	1,215
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	190	208
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		16,475	17,893
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/25	(Prere.)	4,815	5,733
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	(Prere.)	9,830	11,830
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		5,410	5,873
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		2,170	2,578
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		6,795	8,050
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		4,810	5,216
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27		9,010	10,623
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28		37,750	40,831
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		4,000	4,687
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		10,550	11,391

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		2,300	2,481
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		23,940	27,912
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32		6,400	7,054
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		13,100	14,379
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32		38,685	44,012
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33		7,610	8,366
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/33		20,245	23,913
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34		5,000	5,818
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34		9,505	11,193
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35		9,500	10,690
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35		4,000	4,654
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36		11,000	12,361
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37		2,700	3,030
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		51,920	60,124
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/39		10,645	12,373
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	(14)	29,860	35,288
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28	(14)	11,075	13,651
	Massachusetts Transportation Fund Revenue	4.000%	6/1/34		7,500	8,438
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35		7,500	8,403
	Massachusetts Transportation Fund Revenue	4.000%	6/1/38		10,000	11,096
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23		6,580	7,399
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		7,780	9,020
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	2,350	2,475
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	2,000	2,106
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	5,000	5,266
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	5,000	5,266
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		6,800	8,039
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/38		7,000	7,474
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/39		7,000	7,449
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/40		7,000	7,440
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26		3,065	3,198
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27		3,440	3,588
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28		5,100	5,317
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29		11,580	12,066
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30		11,000	11,455
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31		11,575	12,050
	Natick MA GO	4.000%	7/15/36		5,130	5,714
	University of Massachusetts Building Authority Revenue	5.000%	5/1/34		1,530	1,900
						1,927,438
Michigan (3.0%)
	Battle Creek MI School District GO	5.000%	5/1/24		1,000	1,143
	Battle Creek MI School District GO	5.000%	5/1/32		2,920	3,460
	Battle Creek MI School District GO	5.000%	5/1/33		1,500	1,773
	Battle Creek MI School District GO	5.000%	5/1/34		3,065	3,614
	Birmingham MI City School District GO	4.000%	5/1/24		1,000	1,082
[2]	Birmingham MI City School District GO	4.000%	5/1/25		1,490	1,609
	Chippewa Valley MI Schools GO	5.000%	5/1/25		755	889
	Chippewa Valley MI Schools GO	5.000%	5/1/32		1,000	1,178
	Chippewa Valley MI Schools GO	5.000%	5/1/33		1,700	2,111
	Chippewa Valley MI Schools GO	5.000%	5/1/34		1,080	1,268
	Chippewa Valley MI Schools GO	5.000%	5/1/34		2,850	3,528
	Chippewa Valley MI Schools GO	5.000%	5/1/35		800	938
	Chippewa Valley MI Schools GO	5.000%	5/1/35		2,850	3,512
	Chippewa Valley MI Schools GO	5.000%	5/1/36		3,325	4,079
	Chippewa Valley MI Schools GO	5.000%	5/1/37		3,475	4,239
	Dearborn MI School District GO	5.000%	5/1/26		3,755	4,246
	Dearborn MI School District GO	5.000%	5/1/27		3,700	4,179
	Dearborn MI School District GO	5.000%	5/1/28		3,635	4,099
	Dearborn MI School District GO	5.000%	5/1/30		4,000	4,500
	Dearborn MI School District GO	5.000%	5/1/32		3,165	3,555
	Detroit MI City School District GO	5.250%	5/1/27	(4)	1,210	1,474
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/32	(4)	2,770	3,086
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/34	(4)	5,630	6,259
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	(4)	3,500	3,886
	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/38	(4)	2,800	3,096
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23		7,000	7,518
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32		14,000	14,894
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20	(4)	1,500	1,524
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21	(4)	1,100	1,158
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22	(4)	1,000	1,086
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/26	(4)	1,130	1,338

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/28	(4)	1,000	1,225
[2]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/30	(4)	1,895	2,314
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/32	(4)	2,315	2,782
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/35	(4)	1,300	1,530
	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/37	(4)	1,600	1,867
	East Lansing MI School District GO	5.000%	5/1/28		695	863
	East Lansing MI School District GO	5.000%	5/1/29		500	619
	East Lansing MI School District GO	5.000%	5/1/30		615	756
	East Lansing MI School District GO	5.000%	5/1/31		1,955	2,393
	East Lansing MI School District GO	5.000%	5/1/33		755	912
	East Lansing MI School District GO	5.000%	5/1/34		1,540	1,856
	East Lansing MI School District GO	5.000%	5/1/36		1,100	1,311
	Eastern Michigan University Revenue	5.000%	3/1/26	(15)	1,510	1,714
	Eastern Michigan University Revenue	5.000%	3/1/30	(15)	1,250	1,413
	Eastern Michigan University Revenue	5.000%	3/1/31	(15)	1,000	1,125
	Forest Hills MI Public Schools GO	5.000%	5/1/20		3,760	3,760
	Forest Hills MI Public Schools GO	5.000%	5/1/21		3,365	3,498
	Grand Rapids MI Public Schools GO	5.000%	5/1/26	(4)	3,105	3,746
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25		4,800	5,616
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26		1,750	2,087
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/26		3,070	3,661
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27		9,305	11,333
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28		23,065	28,629
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29		28,045	35,103
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30		17,025	20,158
	Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33	(4)	4,750	5,252
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/34		2,585	3,103
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35		2,720	3,255
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35		34,580	40,220
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36		2,350	2,807
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36		64,250	74,489
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37		1,495	1,761
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/38		2,645	3,106
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25		10,475	12,257
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/26		4,545	5,413
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27		5,035	6,087
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		14,000	16,793
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28		6,500	7,947
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29		14,000	17,391
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30		5,455	6,459
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31		9,210	10,864
	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	13,380	14,794
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/35		4,000	4,728
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36		1,000	1,159
	Grosse Pointe MI Public School System GO	5.000%	5/1/35		2,110	2,594
	Grosse Pointe MI Public School System GO	5.000%	5/1/36		1,635	2,001
	Grosse Pointe MI Public School System GO	5.000%	5/1/37		1,350	1,645
	Grosse Pointe MI Public School System GO	5.000%	5/1/38		1,300	1,581
	Grosse Pointe MI Public School System GO	5.000%	5/1/39	(Prere.)	1,000	1,211
	Holt MI Public Schools GO	5.000%	5/1/30		2,640	3,397
	Hudsonville MI Public Schools GO	5.000%	5/1/33		1,360	1,636
	Hudsonville MI Public Schools GO	4.000%	5/1/34		1,000	1,154
	Hudsonville MI Public Schools GO	5.000%	5/1/34		1,120	1,344
	Hudsonville MI Public Schools GO	4.000%	5/1/35		500	572
	Hudsonville MI Public Schools GO	5.000%	5/1/35		1,000	1,195
	Hudsonville MI Public Schools GO	4.000%	5/1/36		1,180	1,343
	Hudsonville MI Public Schools GO	5.000%	5/1/36		1,000	1,191
	Hudsonville MI Public Schools GO	4.000%	5/1/37		1,460	1,655
	Hudsonville MI Public Schools GO	5.000%	5/1/37		1,000	1,182
	Hudsonville MI Public Schools GO	4.000%	5/1/39		1,065	1,198
	Hudsonville MI Public Schools GO	4.000%	5/1/40		1,300	1,457
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20	(Prere.)	10,145	10,158
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/27		1,820	2,079
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/29		4,670	5,295
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30		8,225	8,236
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22		1,025	1,119
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23		1,185	1,331
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		1,000	1,175
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25		3,250	3,643
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/27		1,120	1,371
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29		5,325	5,991

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30		1,750	1,968
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/31		1,020	1,240
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31		4,750	5,341
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32		5,000	5,622
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/33		2,140	2,566
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34		1,500	1,687
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35		8,730	9,809
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/37		1,145	1,325
	Lake Orion MI Community School District GO	5.000%	5/1/33		3,800	4,723
	Lake Orion MI Community School District GO	5.000%	5/1/34		2,350	2,912
	Lake Orion MI Community School District GO	5.000%	5/1/35		4,280	5,270
	Lake Orion MI Community School District GO	5.000%	5/1/36		3,800	4,648
	Lake Orion MI Community School District GO	5.000%	5/1/37		4,025	4,895
	Lincoln MI Consolidated School District GO	5.000%	5/1/25	(4)	1,000	1,173
	Lincoln MI Consolidated School District GO	5.000%	5/1/26	(4)	1,265	1,514
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27		1,610	1,993
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28		1,430	1,776
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29		1,635	2,024
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30		2,540	3,127
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31		2,030	2,485
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33		2,215	2,672
	Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34		1,790	2,151
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32		1,145	1,350
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33		1,010	1,184
	Marysville MI Public Schools District GO	5.000%	5/1/29		2,290	2,748
	Marysville MI Public Schools District GO	5.000%	5/1/32		3,010	3,574
	Marysville MI Public Schools District GO	5.000%	5/1/33		3,285	3,894
	Michigan Building Authority Revenue	5.000%	10/15/24		2,500	2,642
	Michigan Building Authority Revenue	5.000%	10/15/24		3,020	3,192
	Michigan Building Authority Revenue	5.000%	4/15/25		5,475	6,456
	Michigan Building Authority Revenue	5.000%	4/15/25		2,565	3,025
	Michigan Building Authority Revenue	5.000%	10/15/25		5,920	6,255
	Michigan Building Authority Revenue	5.000%	4/15/26		6,520	7,757
	Michigan Building Authority Revenue	5.000%	4/15/26		1,650	1,981
	Michigan Building Authority Revenue	5.000%	4/15/27		1,565	1,901
	Michigan Building Authority Revenue	5.000%	4/15/28		8,135	9,617
	Michigan Building Authority Revenue	5.000%	10/15/28		2,240	2,708
[5]	Michigan Building Authority Revenue	5.000%	4/15/29		26,630	31,420
	Michigan Building Authority Revenue	5.000%	10/15/29		9,625	10,772
[2]	Michigan Building Authority Revenue	5.000%	4/15/30		15,110	17,785
	Michigan Building Authority Revenue	5.000%	4/15/31		4,040	4,744
	Michigan Building Authority Revenue	5.000%	10/15/31		10,415	12,217
	Michigan Building Authority Revenue	5.000%	4/15/32		27,230	31,926
	Michigan Building Authority Revenue	5.000%	10/15/32		4,660	5,453
	Michigan Building Authority Revenue	5.000%	10/15/32		10,115	12,002
	Michigan Building Authority Revenue	5.000%	4/15/33		12,000	14,008
	Michigan Building Authority Revenue	5.000%	4/15/34		4,000	4,663
	Michigan Building Authority Revenue	5.000%	4/15/35		13,405	15,595
	Michigan Building Authority Revenue	5.000%	4/15/36		4,475	5,550
	Michigan Building Authority Revenue	5.000%	4/15/38		6,675	7,721
	Michigan Environmental Program GO	4.000%	5/1/28		9,000	10,283
	Michigan Finance Authority Revenue	5.000%	10/1/23		2,000	2,190
	Michigan Finance Authority Revenue	5.000%	4/1/24		5,400	6,110
	Michigan Finance Authority Revenue	5.000%	10/1/24		2,010	2,274
	Michigan Finance Authority Revenue	5.000%	4/1/25		3,160	3,652
	Michigan Finance Authority Revenue	5.000%	4/1/26		1,320	1,552
	Michigan Finance Authority Revenue	5.000%	10/1/26		3,300	3,834
	Michigan Finance Authority Revenue	5.000%	11/1/26		2,310	2,809
	Michigan Finance Authority Revenue	5.000%	10/1/27		3,375	3,910
	Michigan Finance Authority Revenue	5.000%	11/1/27		1,320	1,636
	Michigan Finance Authority Revenue	5.000%	10/1/29		4,360	5,008
	Michigan Finance Authority Revenue	5.000%	11/1/29		2,645	3,336
	Michigan Finance Authority Revenue	5.000%	10/1/30		5,240	5,998
	Michigan Finance Authority Revenue	5.000%	11/1/30		2,200	2,758
	Michigan Finance Authority Revenue	5.000%	11/1/31		1,020	1,270
	Michigan Finance Authority Revenue	5.000%	10/1/32		2,500	2,848
	Michigan Finance Authority Revenue	5.000%	11/1/32		1,175	1,448
	Michigan Finance Authority Revenue	5.000%	11/1/33		1,095	1,340
	Michigan Finance Authority Revenue	5.000%	11/1/34		1,270	1,544
	Michigan Finance Authority Revenue	5.000%	11/1/35		1,525	1,847
	Michigan Finance Authority Revenue	5.000%	11/1/36		1,680	2,025

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan Finance Authority Revenue	5.000%	11/1/37		2,490	2,984
	Michigan Finance Authority Revenue	5.000%	11/1/38		2,035	2,432
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24		7,000	7,856
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25		3,000	3,347
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28		6,650	7,328
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30		11,020	12,028
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32		13,580	14,718
[4]	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.320%	5/7/20		6,060	6,060
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(4)	24,000	26,006
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	(14)	1,210	1,308
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	(4)	19,000	21,259
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(4)	15,150	17,468
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24	(14)	1,840	2,113
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	2,950	3,332
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	12,235	13,794
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26		1,500	1,750
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	5,000	5,637
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	(4)	10,000	11,257
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		1,350	1,570
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	7,025	7,890
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		1,000	1,160
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		16,500	18,225
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		15,000	16,512
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		700	785
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		10,000	10,971
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31		1,200	1,331
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		7,500	8,200
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		3,120	3,587
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		1,000	1,109
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		20,250	22,082
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		3,500	4,017
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		850	942
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		2,000	2,177
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		5,000	5,733
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		2,000	2,215
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		6,040	6,925
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	(4)	3,500	4,006
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		1,350	1,495
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24		2,395	2,693
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26		4,000	4,645
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32		3,665	4,073
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34		7,000	7,721
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37		12,000	13,119
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/31		1,300	1,476
	Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/35		1,530	1,580
	Michigan Finance Authority Revenue (Kalamazoo College Project)	4.000%	12/1/37		1,655	1,698
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/38		1,000	1,100
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23		2,000	2,181
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24		1,015	1,134
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25		1,680	1,918
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26		1,000	1,135
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27		870	985
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/28		1,300	1,555
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28		1,000	1,130
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/29		1,580	1,915
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29		1,015	1,142
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/30		1,100	1,335
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30		2,580	2,891
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31		2,655	2,958
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/33		3,345	3,963
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/35		2,245	2,637
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/36		5,395	6,309
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/37		6,020	7,013
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/38		10,255	11,908
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/39		12,000	13,893
[1]	Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT, 68% of 1M USD LIBOR + 0.750%	1.024%	10/15/20		25,000	24,852
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28		1,355	1,499
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29		2,000	2,205
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30		3,000	3,296
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31		5,000	5,467

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32		5,000	5,447
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23		840	901
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		465	498
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24		1,310	1,473
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25		1,190	1,269
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26		400	426
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		1,500	1,565
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	(Prere.)	1,500	1,652
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29		5,245	6,410
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30		7,540	8,665
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/31		3,265	4,047
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/32		3,510	3,926
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36		5,540	6,661
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/37		7,005	8,396
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	(Prere.)	70	72
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	6/1/22	(Prere.)	12,500	13,540
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	6/1/22	(Prere.)	30,000	32,497
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	6/1/22	(Prere.)	10,000	10,832
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	6/1/22	(Prere.)	15,995	17,326
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24		4,765	5,452
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		3,585	4,193
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		3,700	4,277
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26		3,095	3,675
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,070	2,488
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		7,930	8,068
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,800	3,331
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,225	2,661
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		1,025	1,216
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		4,880	5,735
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		3,770	4,399
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		2,790	3,216
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33		5,040	5,687
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34		5,145	5,864
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34		7,870	8,854
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/35		10,000	10,578
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/35		8,015	9,093
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		3,310	3,466
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/39		7,500	8,533
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/41		5,000	5,658
Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		5,000	5,751
Michigan GAN	5.000%	3/15/23		5,105	5,623
Michigan GAN	5.000%	3/15/26		12,900	15,377
Michigan GAN	5.000%	3/15/27		4,360	5,316
Michigan GO	5.000%	12/1/25		7,835	9,407
Michigan GO	5.000%	12/1/26		2,285	2,734
Michigan GO	5.000%	12/1/28		1,450	1,732
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32		18,470	20,815
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33		16,910	19,004
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27		2,000	2,113
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28		2,600	2,744
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25		2,100	2,456
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/26		2,160	2,565
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27		2,490	2,993
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/28		2,290	2,738
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29		1,410	1,673
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30		1,865	2,188
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31		3,035	3,528
Michigan Hospital Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/32		1,520	1,751
Michigan Housing Development Authority Revenue	3.500%	6/1/47		8,215	8,544
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20	(Prere.)	4,000	4,071
Michigan State University Revenue	4.000%	2/15/27		5,400	6,234
Michigan State University Revenue	5.000%	2/15/29		1,215	1,536
Michigan State University Revenue	5.000%	2/15/30		900	1,130
Michigan State University Revenue	5.000%	2/15/31		1,450	1,810
Michigan State University Revenue	5.000%	2/15/32		1,380	1,710
Michigan State University Revenue	5.000%	2/15/33		1,940	2,388
Michigan State University Revenue	5.000%	2/15/34		2,320	2,845
Michigan State University Revenue	5.000%	2/15/35		1,300	1,588
Michigan State University Revenue	5.000%	2/15/36		1,860	2,258
Michigan State University Revenue	4.000%	2/15/37		1,750	1,949
Michigan State University Revenue	4.000%	2/15/38		1,000	1,081

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Michigan State University Revenue	4.000%	2/15/39		5,140	5,538
[4]	Michigan State University Revenue TOB VRDO	0.250%	5/1/20	LOC	40,400	40,400
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/23		1,250	1,385
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/24		1,715	1,957
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/25		1,250	1,426
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/26		2,030	2,319
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/27		1,700	1,941
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/28		1,250	1,426
	Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
	Michigan State University)	5.000%	3/1/29		3,000	3,380
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30		1,480	1,738
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34		2,170	2,529
	Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35		1,370	1,594
	Milan MI Area Schools GO	5.000%	5/1/27		1,055	1,292
	Milan MI Area Schools GO	5.000%	5/1/28		1,100	1,375
	Milan MI Area Schools GO	5.000%	5/1/29		1,155	1,468
	Milan MI Area Schools GO	5.000%	5/1/30		1,210	1,526
	Milan MI Area Schools GO	5.000%	5/1/32		1,670	2,077
	Milan MI Area Schools GO	5.000%	5/1/34		1,940	2,386
	Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22	(14)	27,150	30,680
	Oakland University MI Revenue	5.000%	3/1/24		540	600
	Oakland University MI Revenue	5.000%	3/1/25		540	611
	Oakland University MI Revenue	5.000%	3/1/26		500	576
	Oakland University MI Revenue	5.000%	3/1/27		785	936
	Oakland University MI Revenue	5.000%	3/1/28		1,250	1,486
	Oakland University MI Revenue	5.000%	3/1/29		1,735	2,057
	Oakland University MI Revenue	5.000%	3/1/31		2,350	2,767
	Oakland University MI Revenue	5.000%	3/1/32		3,140	3,694
	Oakland University MI Revenue	5.000%	3/1/33		1,775	2,084
	Oakland University MI Revenue	5.000%	3/1/34		3,745	4,389
	Oakland University MI Revenue	5.000%	3/1/35		2,205	2,580
	Oakland University MI Revenue	5.000%	3/1/36		2,025	2,366
	Portage MI Public Schools GO	4.000%	11/1/32		3,195	3,651
	Portage MI Public Schools GO	4.000%	11/1/33		3,465	3,940
	Portage MI Public Schools GO	5.000%	11/1/33		2,130	2,463
	Portage MI Public Schools GO	4.000%	11/1/34		3,725	4,222
	Portage MI Public Schools GO	5.000%	11/1/35		1,300	1,495
	Portage MI Public Schools GO	5.000%	11/1/36		1,500	1,720
	Portage MI Public Schools GO	4.000%	11/1/37		1,900	2,118
	Rochester MI Community School District GO	3.000%	5/1/33		2,090	2,191
	Rockford MI Public Schools GO	5.000%	5/1/32		2,000	2,382
	Rockford MI Public Schools GO	5.000%	5/1/33		2,470	2,934
	Romeo MI Community School District GO	5.000%	5/1/32		1,290	1,536
	Romeo MI Community School District GO	5.000%	5/1/33		1,350	1,600
	Romeo MI Community School District GO	5.000%	5/1/34		1,425	1,687
	Romeo MI Community School District GO	5.000%	5/1/35		1,000	1,182
	Roseville MI School District GO	5.000%	5/1/34		4,000	4,618
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22		2,540	2,721
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23		2,180	2,395
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26		2,245	2,470
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/20	(Prere.)	10,000	10,068
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/28		1,250	1,503
	Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/29		1,020	1,241
	Southfield MI GO	3.000%	5/1/33		2,630	2,757
	University of Michigan Revenue	5.000%	4/1/30		2,135	2,720
	University of Michigan Revenue	5.000%	4/1/31		1,090	1,381
	University of Michigan Revenue	5.000%	4/1/32		2,100	2,640
	University of Michigan Revenue	5.000%	4/1/33		2,835	3,403
	University of Michigan Revenue	5.000%	4/1/34		3,485	4,171
	University of Michigan Revenue	5.000%	4/1/35		3,310	3,948
	University of Michigan Revenue	5.000%	4/1/36		4,030	4,789
	University of Michigan Revenue	5.000%	4/1/37		5,060	5,996
	Van Buren MI Public Schools GO	5.000%	11/1/31		3,040	3,809
	Warren MI Consolidated School District GO	5.000%	5/1/30		2,265	2,704
	Warren MI Consolidated School District GO	5.000%	5/1/30		2,100	2,639

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Warren MI Consolidated School District GO	5.000%	5/1/32	2,485	2,952
Warren MI Consolidated School District GO	5.000%	5/1/32	2,300	2,826
Warren MI Consolidated School District GO	5.000%	5/1/33	1,400	1,703
Warren MI Consolidated School District GO	5.000%	5/1/35	2,600	3,138
Warren MI Consolidated School District GO	5.000%	5/1/37	1,425	1,709
Warren MI Consolidated School District GO	5.000%	5/1/39	1,400	1,667
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	2,460	2,850
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	1,205	1,417
Wayne County MI Airport Authority Revenue	5.000%	12/1/26	2,495	2,941
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	840	1,004
Wayne County MI Airport Authority Revenue	5.000%	12/1/27	1,980	2,374
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	640	758
Wayne County MI Airport Authority Revenue	5.000%	12/1/28	1,445	1,720
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	660	777
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,737
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	830	970
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	785	920
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	760	882
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	420	489
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,310	2,607
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	415	478
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	405	468
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,915	3,277
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	455	523
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,394
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	780	894
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,789
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,906
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	645	736
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,312
Wayne County MI Airport Authority Revenue	5.000%	12/1/36	645	734
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	900	1,018
Wayne County MI Airport Authority Revenue	5.000%	12/1/37	510	579
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,107
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,402
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,194
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,028
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,833
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,602
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/35	6,085	7,048
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/36	5,000	5,770
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	8,000	9,203
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/38	6,015	6,900
Wayne State University Michigan Revenue	5.000%	11/15/36	1,700	1,882
Wayne State University Michigan Revenue	5.000%	11/15/37	1,750	1,933
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,562
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,610
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,663
				2,096,661
Minnesota (1.0%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,212
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/33	1,200	1,329
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/37	1,500	1,643
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,287
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,651
Hennepin County MN GO	5.000%	12/1/28	1,945	2,391
Hennepin County MN GO	5.000%	12/15/30	5,020	6,397
Hennepin County MN GO	5.000%	12/15/33	7,000	8,782
Hennepin MN GO	5.000%	12/1/25	3,230	3,893
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/25	1,000	1,129
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/26	1,350	1,552
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/27	1,400	1,637
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,668
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	4.000%	3/1/26	2,950	3,316
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,413
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,735	13,748
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	425	498
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,305	2,538
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,325	6,205
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	435	507
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,745

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30		5,235	6,068
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30		690	800
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31		2,545	2,786
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31		555	640
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32		3,970	4,554
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32		635	728
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33		650	742
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34		910	1,035
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35		875	992
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36		850	960
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37		940	1,059
Minneapolis MN GO	3.000%	12/1/32		4,135	4,345
Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/20		4,200	4,281
Minneapolis MN Improvement and Various Purpose GO	4.000%	12/1/25		2,325	2,679
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22		6,805	7,280
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23		7,550	8,353
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24		8,215	9,082
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25		5,050	5,573
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26		7,000	7,715
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27		10,085	11,086
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28		10,590	11,614
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/26		3,110	3,738
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/26		2,265	2,723
Minneapolis MN Special School District No. 1 GO	5.000%	2/1/27		1,750	2,152
Minnesota COP	5.000%	6/1/28		3,225	3,676
Minnesota COP	5.000%	6/1/29		3,385	3,850
Minnesota COP	5.000%	6/1/30		3,405	3,864
Minnesota COP	5.000%	6/1/32		3,670	4,145
Minnesota COP	5.000%	6/1/33		3,615	4,078
Minnesota COP	5.000%	6/1/34		4,005	4,510
Minnesota General Fund Revenue	5.000%	3/1/24		7,515	8,040
Minnesota General Fund Revenue	5.000%	3/1/25		10,860	11,604
Minnesota GO	5.000%	10/1/21	(Prere.)	155	164
Minnesota GO	5.000%	8/1/22		20,500	22,332
Minnesota GO	5.000%	8/1/23		5,350	6,022
Minnesota GO	5.000%	10/1/23		29,530	33,414
Minnesota GO	5.000%	8/1/24		12,355	14,329
Minnesota GO	5.000%	8/1/24		15,500	17,977
Minnesota GO	5.000%	8/1/24		1,350	1,566
Minnesota GO	5.000%	10/1/24		9,845	10,411
Minnesota GO	5.000%	8/1/25		13,500	16,098
Minnesota GO	5.000%	10/1/25		29,320	35,118
Minnesota GO	5.000%	8/1/26		35,060	41,708
Minnesota GO	5.000%	8/1/26		4,340	5,022
Minnesota GO	5.000%	10/1/26		13,080	16,074
Minnesota GO	5.000%	8/1/27		6,350	7,963
Minnesota GO	5.000%	8/1/27		4,000	4,752
Minnesota GO	5.000%	10/1/27		12,285	15,465
Minnesota GO	5.000%	10/1/32		10,000	12,248
Minnesota GO	5.000%	8/1/33		5,000	5,966
Minnesota GO	5.000%	8/1/34		10,000	11,893
Minnesota GO	5.000%	8/1/35		9,535	11,303
Minnesota GO	5.000%	8/1/36		5,000	5,908
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/26		1,030	1,111
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/27		1,080	1,159
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/28		1,135	1,212
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/29		1,195	1,269
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/30		1,250	1,318
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/31		1,310	1,373
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/32		1,380	1,436
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/33		1,445	1,495
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/34		1,520	1,566
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/27		200	231
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/28		570	664
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/29		420	491
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/33		650	740
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/34		300	340
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	5.000%	10/1/35		650	734
Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47		38,656	39,117
Mounds View MN Independent School District No. 621 GO	5.000%	2/1/26		4,910	5,911
Osseo MN Independent School District No. 279 GO	5.000%	2/1/27		1,350	1,666

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,065
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,575
	South Washington MN Independent School District GO	4.000%	2/1/30	9,640	10,765
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,260	2,455
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,667
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/28	805	910
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/29	780	872
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/31	1,800	1,989
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	5.000%	11/15/34	1,105	1,204
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/35	1,245	1,274
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/36	1,500	1,530
	St. Paul MN Housing & Redevelopment Authority Health Care Revenue (Fairview Health Services Obligated Group)	4.000%	11/15/37	1,500	1,526
	University of Minnesota Revenue	5.000%	4/1/21	3,140	3,257
	University of Minnesota Revenue	5.000%	8/1/22	1,585	1,600
	University of Minnesota Revenue	5.000%	8/1/23	2,500	2,524
	University of Minnesota Revenue	5.000%	10/1/23	2,870	3,239
	Virginia MN Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,767
	Virginia MN Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,188
	Virginia MN Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,157
	West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	3,795	4,365
	Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/26	1,050	1,260
	Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/27	1,660	2,041
	Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/28	1,200	1,509
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,274
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/31	8,185	8,805
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,035
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/33	10,345	10,908
					677,620
Mississippi (0.5%)
[4]	DeSoto County MS GO	5.000%	11/1/27	1,585	1,962
[4]	DeSoto County MS GO	5.000%	11/1/28	1,660	2,095
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,665	4,179
	Jackson MS Public School District GO	5.000%	4/1/23	1,540	1,700
	Jackson MS Public School District GO	5.000%	4/1/24	3,135	3,556
	Jackson MS Public School District GO	5.000%	4/1/25	5,465	6,361
	Jackson MS Public School District GO	5.000%	4/1/26	6,045	7,190
	Jackson MS Public School District GO	5.000%	4/1/27	4,745	5,626
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20	25,000	25,000
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20	14,265	14,265
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20	11,500	11,500
	Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,540	2,874
	Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,857
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	6,045	7,208
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/27	7,985	9,715
	Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/28	2,315	2,868
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28	1,530	1,881
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/28	775	977
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29	1,385	1,694
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/29	1,050	1,346
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,000	1,273
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31	1,085	1,313
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/31	1,000	1,260
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/32	2,070	2,320
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/32	1,500	1,876
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	4.000%	6/1/33	1,500	1,671
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/33	1,610	2,001
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/34	800	991
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/35	1,345	1,658

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/36	1,000	1,227
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/37	650	795
	Mississippi Gaming Tax Revenue	5.000%	10/15/27	2,085	2,403
	Mississippi Gaming Tax Revenue	5.000%	10/15/28	1,540	1,794
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	3,000	3,462
	Mississippi Gaming Tax Revenue	5.000%	10/15/30	3,015	3,445
	Mississippi Gaming Tax Revenue	5.000%	10/15/31	3,000	3,407
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	10,500	11,605
	Mississippi Gaming Tax Revenue	5.000%	10/15/37	11,130	12,263
	Mississippi GO	5.000%	10/1/29	15,045	18,574
	Mississippi GO	5.000%	10/1/29	5,825	6,872
	Mississippi GO	5.000%	11/1/30	1,250	1,506
	Mississippi GO	5.000%	11/1/30	4,000	4,698
	Mississippi GO	5.000%	10/1/31	19,800	24,170
	Mississippi GO	5.000%	11/1/31	2,750	3,296
	Mississippi GO	5.000%	12/1/31	11,250	12,628
	Mississippi GO	5.000%	11/1/32	3,530	4,208
	Mississippi GO	5.000%	11/1/32	2,000	2,328
	Mississippi GO	5.000%	12/1/32	7,000	7,850
	Mississippi GO	5.000%	10/1/34	10,000	12,041
	Mississippi GO	5.000%	11/1/35	4,000	4,720
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/27	1,200	1,388
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/28	3,495	4,105
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	1,360	1,616
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	1,150	1,367
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/31	1,630	1,934
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/32	1,750	2,061
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/33	1,750	2,046
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/34	1,600	1,862
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/28	1,000	1,177
[2]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/33	800	916
[2]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/34	800	913
[2]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/35	745	846
[2]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/36	745	843
[2]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/37	1,000	1,127
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/32	5,480	6,096
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/33	3,785	4,176
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	4,880	5,369
	Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/33	800	892
	Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/35	2,010	2,224
	Mississippi State University Educational Building Corp. Revenue	4.000%	8/1/36	1,100	1,213
	S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding Project)	5.000%	9/1/33	1,500	1,783
	University of Southern Mississippi Revenue	4.000%	3/1/34	2,075	2,325
	University of Southern Mississippi Revenue	4.000%	3/1/35	2,565	2,863
	University of Southern Mississippi Revenue	4.000%	3/1/36	1,500	1,667
	University of Southern Mississippi Revenue	4.000%	3/1/37	1,740	1,928
	University of Southern Mississippi Revenue	4.000%	3/1/38	3,220	3,557
					328,803
Missouri (0.9%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/33	7,500	8,172
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/35	5,000	5,585
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/36	4,745	5,235
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/25	1,000	966
	Branson MO Industrial Development Authority Tax Increase Revenue (Branson Shoppes Redevelopment)	4.000%	11/1/26	750	719
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/26	2,000	2,201
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/27	1,000	1,110
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/28	1,400	1,515
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/30	840	898
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/31	870	926

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/32		750	794
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/26		1,000	1,057
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/27		1,850	1,954
	Columbia MO Water & Electric System Revenue	3.000%	10/1/31		3,000	3,146
[2]	Curators of the University of Missouri System Facilities Revenue Service B	5.000%	11/1/30		10,000	13,156
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26		1,830	1,939
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27		1,000	1,059
	Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30		3,000	3,363
	Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31		6,415	7,171
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/37		1,765	2,242
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38		1,500	1,985
	Jackson County MO School District No. 58 GO (Center)	4.000%	3/1/32		3,350	3,834
[2]	Jackson County MO School District No. 58 GO (Center)	4.000%	3/1/33		2,330	2,644
	Jackson County MO School District No. 58 GO (Center)	4.000%	3/1/34		3,630	4,094
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20		5,055	5,156
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25		8,145	8,799
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26		7,830	8,440
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27		12,745	13,708
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29		13,640	14,574
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		14,425	15,358
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		5,845	6,200
	Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/27		1,355	1,595
	Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/28		3,680	4,390
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29		2,025	2,520
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30		1,190	1,321
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30		1,615	1,997
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31		1,740	1,921
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31		1,510	1,850
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33		2,000	2,420
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32		7,225	8,206
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35		2,015	2,159
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36		1,850	1,976
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/26		5,995	5,893
	Little Blue Valley MO Sewer District Revenue	4.000%	9/1/32		3,370	3,834
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33		5,500	5,752
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/35		3,705	3,847
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/22	(Prere.)	1,750	1,899
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/26		1,265	1,541
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/29		1,410	1,746
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/35		4,670	5,605
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/36		2,415	2,886
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	0.150%	5/1/20		24,000	24,000
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24		2,185	2,492
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25		2,990	3,494
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26		4,270	5,024
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27		2,030	2,388
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Children’s Mercy Hospital)	5.000%	5/15/26		1,055	1,224
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26		2,045	2,229
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28		1,000	1,082
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/21		2,845	2,919
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22		3,490	3,691
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23		3,690	3,890
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/24		3,320	3,496
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/27		800	941
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/28		900	1,076
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/30		2,105	2,534
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/31		1,425	1,699

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/32		1,225	1,450
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/35		500	583
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	5.000%	2/15/36		450	523
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/37		520	562
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/38		855	921
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/39		600	644
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/20	(Prere.)	5,305	5,321
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26		3,015	3,348
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27		4,525	5,016
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28		3,500	3,871
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29		7,015	7,735
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30		4,000	4,395
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31		3,000	3,280
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	11/15/20		3,975	4,049
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.250%	11/15/25		8,000	8,134
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/27		1,820	2,135
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/29		1,995	2,372
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	11/15/30		5,000	5,066
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/30		1,355	1,601
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/32		1,500	1,744
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	11/15/33		5,200	5,376
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/35		5,260	5,550
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	5.000%	12/1/36		6,550	7,487
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/37		5,325	5,578
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33		3,530	3,773
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36		2,615	2,914
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/32		1,555	1,506
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/36		4,560	4,310
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/25		850	863
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/26		750	760
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/28		1,000	1,008
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/29		1,150	1,157
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/30		400	401
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/31		1,350	1,349
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/32		500	496
Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/33		550	544
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34		34,000	37,578
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/36		1,800	1,953
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/37		2,500	2,705
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22		5,440	5,866
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24		20,035	22,964
Missouri Highways & Transportation Commission Road Revenue	5.000%	11/1/25		10,000	11,933
Missouri Highways & Transportation Commission Road Revenue	5.000%	11/1/26		2,845	3,472
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24		2,925	3,315
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26		4,570	5,290
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27		3,285	3,795

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28		2,250	2,597
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29		5,000	5,758
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30		6,455	7,411
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31		10,000	11,450
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32		5,245	5,746
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36		10,000	11,582
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34		10,590	12,177
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35		8,000	9,181
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24		3,050	3,502
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24		2,875	3,346
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25		1,910	2,241
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25		2,270	2,660
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29		3,500	4,079
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34		6,800	7,923
	Missouri State Board of Public Buildings Revenue	3.250%	10/1/22		8,190	8,629
	Missouri State Board of Public Buildings Revenue	3.000%	10/1/25		10,660	11,661
	St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24		2,535	2,905
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31		2,500	2,916
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32		4,060	4,699
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33		2,700	3,107
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/34		2,250	2,580
	St. Louis MO Parking Revenue	5.000%	12/15/24	(4)	1,000	1,151
	St. Louis MO Parking Revenue	5.000%	12/15/25	(4)	1,000	1,177
	St. Louis MO Parking Revenue	5.000%	12/15/26	(4)	1,000	1,184
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34		3,050	3,555
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35		2,000	2,326
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36		3,000	3,482
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/37		5,000	5,793
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/26		2,550	2,919
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/29		4,200	4,805
	St. Louis MO Special Administration Board of Transitional School District GO	4.000%	4/1/30		4,835	5,500
	University City MO School District GO	0.000%	2/15/33		2,850	2,079
[2]	Wentzville MO School District GO (Direct Deposit Program)	4.000%	3/1/31		5,585	6,341
	Wentzville MO School District No. R-4 GO	4.000%	3/1/25		2,185	2,296
						646,988
Montana (0.1%)
	Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23		20,000	20,201
[1]	Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31		2,770	2,912
	Montana Board of Regents Higher Education Revenue (University of Montana)	3.000%	11/15/34		2,525	2,615
	Montana Board of Regents Higher Education Revenue (University of Montana)	3.000%	11/15/36		890	911
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/27		500	582
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/28		355	419
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/30		365	426
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/33		405	463
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/34		585	666
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/35		425	482
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/36		670	757
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/37		1,260	1,419
	Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/38		1,010	1,134
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28		2,500	2,932
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29		2,635	3,076
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30		2,015	2,339
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31		2,000	2,304
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/29		5,000	6,184
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/30		5,000	6,261
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/31		6,955	8,502
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/32		7,515	9,118
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/33		2,750	3,312
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	5.000%	1/1/34		1,000	1,199
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/35		4,000	4,272
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/36		3,675	3,897
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/37		3,250	3,424

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/38		2,250	2,356
	Montana Facility Finance Authority Hospital Revenue (SCL Health System)	4.000%	1/1/39		830	864
						93,027
Multiple States (1.5%)
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	5/7/20		14,810	15,569
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		13,208	14,254
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	5/1/20		33,385	34,846
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	5/1/20	LOC	32,565	33,766
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	LOC	49,320	51,244
[6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	LOC	50,395	52,462
[4,6]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.150%	1/15/36		13,960	14,889
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.950%	5/1/20		14,000	14,000
[4]	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.320%	5/7/20	LOC	133,500	133,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.950%	5/1/20		36,000	36,000
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.300%	5/7/20	LOC	103,100	103,100
						503,630
Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/26		4,065	4,571
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		3,000	3,416
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27		9,770	10,361
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28		3,165	3,651
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/29		5,000	5,840
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/31		5,000	5,959
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32		5,375	5,700
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/33		4,000	4,812
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/34		5,000	6,057
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42		15,920	19,648
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		86,500	93,303
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25		79,460	85,926
	Douglas County NE GO	5.000%	12/15/27		2,000	2,531
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/23		1,910	2,099
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/24		1,400	1,573
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/25		2,005	2,287
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/26		1,160	1,319
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/27		1,770	1,998
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/28		1,250	1,406
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/29		1,895	2,123
	Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	5.000%	12/15/30		525	677
	Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	5.000%	12/15/31		325	416
	Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/32		325	377
	Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/33		375	432
	Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/34		350	401
	Douglas County NE School District No. 10 (Elkhorn Public Schools) GO	4.000%	12/15/35		350	398
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/21		1,000	1,047
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	4.000%	11/1/21	(Prere.)	860	900
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/21	(Prere.)	1,320	1,401
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/21	(Prere.)	1,000	1,062
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical Center Project)	5.000%	11/1/21	(Prere.)	5,050	5,361
	Lincoln NE Electric System Revenue	5.000%	9/1/22	(Prere.)	1,010	1,107
	Lincoln NE Electric System Revenue	5.000%	9/1/25		1,990	2,171
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26		3,065	3,287
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29		2,125	2,266
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31		2,500	2,666
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32		2,800	2,981
	Nebraska Public Power District Revenue	5.000%	1/1/30		2,000	2,114
	Nebraska Public Power District Revenue	5.000%	1/1/30		1,000	1,057
	Nebraska Public Power District Revenue	5.000%	1/1/31		2,000	2,111
	Nebraska Public Power District Revenue	5.000%	1/1/31		1,970	2,080
	Nebraska Public Power District Revenue	5.000%	1/1/31		1,250	1,320

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Nebraska Public Power District Revenue	5.000%	1/1/32		2,095	2,208
	Nebraska Public Power District Revenue	5.000%	1/1/32		1,470	1,550
	Nebraska Public Power District Revenue	5.000%	1/1/33		2,325	2,448
	Nebraska Public Power District Revenue	5.000%	1/1/33		1,250	1,316
	Nebraska Public Power District Revenue	5.000%	1/1/33		5,025	5,291
	Nebraska Public Power District Revenue	5.000%	1/1/34		1,500	1,579
	Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29		3,065	3,537
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/27		2,400	2,876
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/35		3,175	3,861
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		7,250	8,782
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/37		2,600	3,139
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25		1,875	2,052
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26		1,975	2,186
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27		3,470	3,935
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29		1,500	1,687
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30		4,065	4,549
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31		4,030	4,481
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32		4,265	4,710
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	(ETM)	4,015	4,385
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	(Prere.)	1,645	1,797
						366,581
Nevada (1.2%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21		2,330	2,424
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27		3,500	3,706
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30		8,500	10,035
	Clark County NV Airport Improvement Revenue	5.000%	7/1/31		19,435	22,803
	Clark County NV Airport Improvement Revenue	5.000%	7/1/32		17,320	20,168
	Clark County NV GO	5.000%	7/1/21		6,075	6,365
	Clark County NV GO	5.000%	6/1/26		2,020	2,442
	Clark County NV GO	5.000%	7/1/26		2,475	2,916
	Clark County NV GO	5.000%	6/1/27		2,625	3,239
	Clark County NV GO	5.000%	11/1/30		6,375	7,989
	Clark County NV GO	4.000%	6/1/31		17,000	19,210
	Clark County NV GO	4.000%	11/1/31		5,935	6,650
	Clark County NV GO	5.000%	11/1/31		6,545	8,116
	Clark County NV GO	5.000%	11/1/31		1,450	1,678
	Clark County NV GO	4.000%	6/1/32		12,000	13,432
	Clark County NV GO	4.000%	11/1/32		1,015	1,128
	Clark County NV GO	5.000%	11/1/32		6,730	8,255
	Clark County NV GO	5.000%	7/1/33		16,290	17,781
	Clark County NV GO	5.000%	11/1/37		21,070	23,489
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21		2,810	2,942
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27		1,545	1,852
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/28		1,795	2,144
[2]	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/29		2,195	2,608
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31		5,000	5,594
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/35		10,390	11,997
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36		6,600	7,594
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/37		5,530	6,345
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31		11,925	13,991
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/32		7,100	8,267
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/33		7,525	8,710
	Clark County NV School District GO	5.000%	6/15/25		20,000	22,650
	Clark County NV School District GO	5.000%	6/15/27	(4)	8,975	10,815
	Clark County NV School District GO	5.000%	6/15/28	(4)	9,430	11,392
	Clark County NV School District GO	4.000%	6/15/30	(4)	10,505	11,749
	Clark County NV School District GO	4.000%	6/15/31	(4)	10,930	12,163
	Clark County NV School District GO	4.000%	6/15/32	(4)	11,465	12,983
	Clark County NV School District GO	4.000%	6/15/33	(4)	10,000	11,002
	Clark County NV School District GO	4.000%	6/15/33	(4)	11,920	13,414
	Clark County NV School District GO	4.000%	6/15/34	(4)	12,400	13,906
	Clark County NV School District GO	4.000%	12/1/36		20,440	22,637
	Clark County NV School District GO	4.000%	12/1/37		18,825	20,781
	Clark County NV School District GO	4.000%	12/1/38		21,055	23,174
	Clark County NV Water Reclamation District GO	5.000%	7/1/20		3,695	3,720
	Clark County NV Water Reclamation District GO	5.000%	7/1/21		3,880	4,065
	Clark County NV Water Reclamation District GO	3.000%	7/1/31		7,860	8,230
[2]	Clark County NV Water Reclamation District GO	4.000%	7/1/32		1,020	1,139
	Clark County NV Water Reclamation District GO	4.000%	7/1/34		2,000	2,206
	Humboldt County NV Pollution Control Revenue (Idaho Power Co.)	1.450%	12/1/24		10,000	9,916
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25		1,300	1,382

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25		2,080	2,186
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/26		940	993
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27		1,815	1,912
Las Vegas NV GO	4.000%	6/1/20		3,360	3,368
Las Vegas NV GO	4.000%	6/1/21		3,500	3,617
Las Vegas NV GO	5.000%	6/1/21		1,400	1,462
Las Vegas NV GO	5.000%	9/1/24		5,690	6,600
Las Vegas NV GO	5.000%	9/1/25		6,070	7,220
Las Vegas NV GO	5.000%	9/1/27		5,225	6,255
Las Vegas NV GO	4.000%	6/1/30		4,610	5,180
Las Vegas NV GO	4.000%	6/1/31		4,795	5,350
Las Vegas NV GO	4.000%	6/1/32		4,990	5,522
Las Vegas NV New Convention & Visitors Authority Revenue Service B	5.000%	7/1/28		1,495	1,591
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/26		565	597
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/27		795	825
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/28		730	756
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/29		500	516
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/30		600	618
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/31		725	746
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/32		500	514
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/33		500	513
Las Vegas NV New Convention & Visitors Authority Revenue	5.000%	7/1/34		400	410
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		4,035	4,620
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24		2,665	3,052
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,360	2,776
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25		2,050	2,411
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26		2,075	2,501
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27		10,460	10,926
Las Vegas Valley Water District Nevada GO	5.000%	9/15/27		4,110	4,856
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,500	4,821
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		3,530	4,173
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		4,000	4,729
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31		2,010	2,307
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		6,040	6,462
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		2,050	2,193
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		3,295	3,874
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		4,150	4,817
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35		6,000	6,965
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		19,610	23,553
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39		43,150	51,679
Nevada GO	5.000%	4/1/22		17,000	18,299
Nevada GO	5.000%	11/1/23		28,500	32,250
Nevada GO	5.000%	11/1/25		36,340	42,944
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		28,000	31,451
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33		26,170	29,285
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28	(2)	165	165
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/30		500	556
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/31		500	552
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	(4)	450	544
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/35		500	541
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/36		615	663
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/37		500	537
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38		500	536
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/38	(4)	650	771
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26		4,080	4,942
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27		3,215	3,974
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30		3,580	4,347
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32		4,650	5,530
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34		7,750	9,171
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35		1,750	2,065
					863,783
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/24		6,000	6,290
National Finance Authority NH Revenue	4.125%	1/20/34		52,359	50,203
New Hampshire GO	5.000%	12/1/23		4,510	5,127
New Hampshire GO	5.000%	12/1/25		4,405	5,297
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/22	(Prere.)	2,140	2,354
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/22	(Prere.)	1,070	1,177
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/22	(Prere.)	1,360	1,496
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/40		20,680	21,689
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43		50,500	52,156

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/28		2,920	3,171
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire Medical Center)	4.000%	10/1/29		3,050	3,296
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/27		2,500	2,650
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/21	(Prere.)	10,000	10,339
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28		1,500	1,725
					166,970
New Jersey (3.2%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25	(4)	4,955	5,885
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26	(4)	4,695	5,716
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27	(4)	3,000	3,610
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23	(14)	10,020	11,498
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23	(2)	3,635	4,169
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24	(2)	3,720	4,403
Jersey City NJ GO	5.000%	3/1/21		1,200	1,240
Maple Shade Township NJ School District GO	3.000%	7/15/32	(4)	1,855	1,942
Maple Shade Township NJ School District GO	3.000%	7/15/33	(4)	1,860	1,934
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/24		1,500	1,750
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/25		2,000	2,399
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/26		2,220	2,733
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/27		1,750	2,208
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/28		2,000	2,580
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/30		1,750	2,275
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/31		2,860	3,687
Monmouth County NJ Improvement Authority Revenue	5.000%	12/1/32		1,500	1,918
Monmouth County NJ Improvement Authority Revenue	4.000%	12/1/33		500	583
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	3,900	3,904
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24	(4)	1,000	1,133
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26	(4)	2,205	2,470
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27	(4)	2,775	3,095
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		16,500	16,753
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		25,000	25,532
New Jersey Economic Development Authority Revenue	5.000%	6/15/26		2,500	2,592
New Jersey Economic Development Authority Revenue	5.000%	6/15/27		2,500	2,595
New Jersey Economic Development Authority Revenue	5.250%	6/15/27		4,745	4,933
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		30,000	31,528
New Jersey Economic Development Authority Revenue	5.000%	11/1/29		4,320	4,440
New Jersey Economic Development Authority Revenue	5.000%	6/15/30		3,000	3,055
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		33,000	34,499
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		10,300	10,714
New Jersey Economic Development Authority Revenue	5.250%	6/15/32		5,000	5,093
New Jersey Economic Development Authority Revenue	5.000%	6/15/33		7,580	7,656
New Jersey Economic Development Authority Revenue	5.250%	6/15/33		8,495	8,640
New Jersey Economic Development Authority Revenue	5.000%	6/15/34		6,295	6,366
New Jersey Economic Development Authority Revenue	4.000%	6/15/35		2,500	2,334
New Jersey Economic Development Authority Revenue	4.000%	6/15/36		2,635	2,450
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		12,000	12,656
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		7,550	7,947
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28	(15)	6,500	7,054
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31	(15)	3,750	3,461
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32		10,500	9,938
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		7,775	7,836
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	(4)	1,000	1,190
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	(4)	1,695	2,053
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	(4)	2,000	2,407
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	(4)	2,000	2,388
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	(4)	1,500	1,775
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	7,975	8,182
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(12)	5,000	5,212
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23		8,690	8,948
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23	(14)	51,630	54,040
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24		1,000	1,032
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25		2,985	3,036
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25	(4)	26,130	28,813

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	35,500	38,109
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27		4,205	4,264
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	32,500	34,999
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		5,515	5,582
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/28	(14)	4,090	4,406
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/29	(14)	9,000	9,666
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/32		2,580	2,612
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34		2,025	2,048
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35		2,540	2,566
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26		4,345	4,470
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20		2,075	2,081
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/20	(Prere.)	5,000	5,018
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24	(4)	2,000	2,220
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25	(4)	3,100	3,509
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26	(4)	3,075	3,466
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28	(4)	2,495	2,798
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20		8,300	8,358
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22		2,360	2,569
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34		10,000	12,122
New Jersey GO	5.000%	8/15/20		30,000	30,343
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21		8,140	8,540
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24		3,415	3,503
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25		12,965	13,267
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26		12,505	12,769
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28		13,835	14,055
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		2,735	2,767
New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33		5,000	5,019
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21	(Prere.)	3,700	3,865
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20		3,010	3,030
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21		2,000	2,092
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22		2,055	2,223
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26		1,000	1,074
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/28		2,010	2,335
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/30		1,000	1,149
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	5.000%	7/1/31		1,100	1,254
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.000%	7/1/23	(Prere.)	890	994
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center Obligated Group)	5.000%	7/1/23	(Prere.)	4,110	4,593
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24		2,040	2,310
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25		1,345	1,560
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26		1,800	2,128
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24		2,415	2,632
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25		1,685	1,866
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27		2,420	2,702
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29		1,250	1,381
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30		1,140	1,250
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	3.000%	7/1/20		3,000	3,010
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/28		1,500	1,773
New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/32		6,000	6,992
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20		2,390	2,391
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,400	2,841
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/28		840	999
New Jersey TRAN	4.000%	9/25/20		240,000	240,005
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		5,000	5,357
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24		12,270	13,147
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		24,475	26,473
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		14,155	15,263
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		17,940	19,345
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		27,150	29,145
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		5,525	5,931
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		10,515	11,202

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		3,330	3,547
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		3,160	3,343
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27		14,000	14,536
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/28		34,275	35,476
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30		16,000	16,301
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31		2,500	2,538
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31		5,000	5,075
[2]	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		9,795	9,877
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		20,150	20,307
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		17,900	18,046
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		4,675	4,709
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20		7,105	7,118
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		2,025	2,068
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23		2,500	2,567
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24		3,265	3,368
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		6,000	6,209
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27		5,000	5,198
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28		5,025	5,204
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33		2,500	2,543
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34		5,000	5,089
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/37		2,500	2,516
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		3,825	3,832
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20		4,805	4,818
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		17,590	17,796
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	(4)	9,000	9,206
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	30,000	30,397
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		12,100	12,414
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		14,375	14,803
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	25,000	25,745
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	3,745	3,918
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	30,900	31,940
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		3,770	3,887
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		29,000	30,081
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		2,500	2,595
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24	(14)	12,500	13,305
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		18,365	18,988
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,025	849
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		72,680	60,231
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27		21,925	22,765
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28		3,500	3,525
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/28		11,300	11,696
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		12,705	12,802
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	25,590	17,034
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		4,525	2,317
	New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	3,000	3,213
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	10,500	11,468
	New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	23,590	25,764
	New Jersey Turnpike Authority Revenue	5.500%	1/1/25	(2)	13,015	15,288
	New Jersey Turnpike Authority Revenue	5.000%	1/1/26		8,510	9,162
	New Jersey Turnpike Authority Revenue	5.000%	1/1/27		3,785	4,445
	New Jersey Turnpike Authority Revenue	5.000%	1/1/27		3,775	4,434
	New Jersey Turnpike Authority Revenue	5.000%	1/1/29		17,350	20,241
	New Jersey Turnpike Authority Revenue	5.000%	1/1/30		29,705	34,490
	New Jersey Turnpike Authority Revenue	5.000%	1/1/30		3,000	3,547
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		7,000	8,181
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33		28,000	29,661
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33		5,010	5,820
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34		3,000	3,170
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34		67,500	71,332
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		5,000	5,787
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34		3,000	3,426
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		2,000	2,109
[4]	New Jersey Turnpike Authority Revenue TOB VRDO	0.250%	5/7/20	LOC	5,000	5,000
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/22	(Prere.)	1,885	2,080
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	(ETM)	780	888
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		560	591
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23		2,430	2,528
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24		2,800	2,905
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		1,215	1,278
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28		115	119
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29		1,500	1,572

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	(4)	1,750	1,986
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30		2,030	2,119
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	(4)	1,250	1,409
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31		1,190	1,237
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	(4)	1,250	1,399
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32		1,000	1,035
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	(4)	1,000	1,111
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/33		950	980
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/33	(4)	250	276
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34		1,000	1,030
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39		15,650	15,984
Sussex County NJ GO	5.000%	2/15/23		5,485	6,070
Sussex County NJ GO	5.000%	2/15/24		4,376	4,981
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26		19,510	22,507
Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27		18,605	18,561
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27		26,545	31,088
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/28		4,005	4,743
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29		17,280	20,305
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30		5,500	6,399
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31		20,940	24,216
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32		22,165	25,462
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/33		9,000	10,283
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		31,990	36,333
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		29,775	33,592
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36		36,700	41,138
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37		22,500	25,076
Toms River NJ Board of Education GO	3.000%	7/15/29		6,000	6,437
Toms River NJ Board of Education GO	3.000%	7/15/30		3,000	3,192
Toms River NJ Board of Education GO	3.000%	7/15/31		6,000	6,337
Toms River NJ Board of Education GO	3.000%	7/15/32		6,000	6,283
Toms River NJ Board of Education GO	3.000%	7/15/33		3,000	3,119
Toms River NJ Board of Education GO	3.000%	7/15/34		8,720	9,016
Toms River NJ Board of Education GO	3.000%	7/15/35		3,120	3,206
					2,257,706
New Mexico (0.4%)
Albuquerque NM Bernalillo County Water Utility Authority Revenue	5.000%	7/1/22		1,700	1,846
Albuquerque NM Bernalillo County Water Utility Authority Revenue	5.000%	7/1/23		2,750	3,084
Albuquerque NM Bernalillo County Water Utility Authority Revenue	5.000%	7/1/24		1,800	2,082
Albuquerque NM Bernalillo County Water Utility Authority Revenue	5.000%	7/1/25		3,285	3,908
Albuquerque NM GO	5.000%	7/1/24		4,625	5,345
Albuquerque NM GO	5.000%	7/1/25		5,405	6,416
Albuquerque NM GO	5.000%	7/1/25		5,155	6,119
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29		2,560	3,075
Albuquerque NM Municipal School District No. 12 GO	4.000%	8/1/30		2,500	2,767
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30		1,250	1,493
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31		1,700	2,021
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32		1,910	2,259
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20		1,500	1,522
New Mexico Finance Authority Revenue	5.000%	6/15/22		1,850	2,003
New Mexico Finance Authority Revenue	5.000%	6/15/23		1,580	1,764
New Mexico Finance Authority Revenue	5.000%	6/15/27		1,480	1,828
New Mexico Finance Authority Revenue	5.000%	6/15/28		1,460	1,841
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		2,720	2,845
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/23		3,330	3,719
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/24		18,705	21,523
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26		17,720	18,712
New Mexico GO	5.000%	3/1/23	(ETM)	15,925	17,647
New Mexico GO	5.000%	3/1/25		3,000	3,521
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/24		930	1,055
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/25		1,010	1,174
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/26		1,060	1,225
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/27		1,465	1,690
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/29		3,000	3,436
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/30		3,000	3,421

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/31		3,685	4,176
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/32		2,500	2,820
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	0.150%	5/1/20		990	990
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		105,420	118,558
Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/34		650	614
Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/39		480	435
					256,934
New York (14.3%)
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20	(Prere.)	2,575	2,610
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/20	(Prere.)	2,680	2,716
Battery Park City NY Authority Revenue	5.000%	11/1/39		7,925	9,834
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/31		9,120	5,286
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/33		11,185	5,799
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26		3,000	3,077
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30		1,000	1,012
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/33		1,340	1,597
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/34		1,000	1,186
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/36		1,010	1,185
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/37		1,035	1,208
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24		1,240	1,381
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24		1,850	2,061
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25		1,310	1,485
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25		4,190	4,749
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26		1,460	1,684
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28		5,470	6,240
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29		610	764
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/29		325	407
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30		625	778
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/32		575	706
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/33		525	642
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/34		850	1,036
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/35		1,300	1,578
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/36		1,650	1,995
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/26		6,775	7,056
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/27		8,560	8,915
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/29		6,315	6,575
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project)	5.250%	5/1/31		2,500	2,603
Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/28		2,270	2,477
Hempstead NY GO	4.000%	4/1/28	(4)	7,125	7,983
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		7,500	8,799
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		12,100	14,136
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		24,300	28,175
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		13,360	15,437
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		3,380	4,069
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		10,000	10,750
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		2,000	2,363
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32		1,000	1,173
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		8,600	10,068
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,306
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		4,850	5,650
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		3,850	4,472
Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		16,500	15,971
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		125,000	124,450
Metropolitan Transportation Authority NY BAN	5.000%	5/15/22		165,170	164,321
Metropolitan Transportation Authority NY Revenue	5.000%	9/1/22		54,680	54,360
Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23		155,075	154,475
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/24		485	467
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/25		315	301
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/25		370	371
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/26		2,795	2,807
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28		1,770	1,778
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29		1,855	1,864
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/30	(4)	5,000	5,104
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30		10,020	10,066

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/31		3,395	3,408
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34		2,500	2,835
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35		1,575	1,578
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40		27,000	24,953
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24		133,000	136,494
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24		5,000	5,143
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/24		18,320	18,846
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22		192,000	194,742
[4]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.320%	5/7/20	(4)	15,000	15,000
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/20		3,650	3,650
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/29		2,270	2,729
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/32		1,840	2,168
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33		1,765	2,066
	Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		185	186
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		2,000	2,383
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25		2,780	3,312
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26		2,515	3,076
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27		1,880	2,356
	Nassau County NY GO	4.000%	10/1/20	(Prere.)	5,245	5,317
	Nassau County NY GO	5.000%	4/1/22		14,850	15,961
	Nassau County NY GO	4.000%	10/1/22		8,755	8,842
	Nassau County NY GO	5.000%	4/1/23		15,665	17,015
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/21		2,605	2,705
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25		1,400	1,572
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/26		1,740	1,946
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27		3,090	3,449
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24		3,245	3,396
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25		3,485	3,660
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26		3,660	3,838
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27		3,305	3,447
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29		1,750	1,810
	New York City NY GO	5.000%	8/1/20		5,025	5,071
	New York City NY GO	5.000%	8/1/20		14,000	14,128
	New York City NY GO	5.000%	8/1/21		5	5
	New York City NY GO	5.000%	8/1/21		5,030	5,252
	New York City NY GO	5.000%	8/1/21		4,000	4,177
	New York City NY GO	5.000%	10/1/21		7,545	7,922
	New York City NY GO	5.000%	10/1/21	(Prere.)	7,110	7,537
	New York City NY GO	5.000%	8/1/22		6,020	6,080
	New York City NY GO	5.000%	8/1/22		6,450	6,943
	New York City NY GO	5.000%	8/1/22		1,475	1,588
	New York City NY GO	5.000%	8/1/22		6,800	7,320
	New York City NY GO	5.000%	8/1/22		2,500	2,691
	New York City NY GO	5.000%	8/1/22		5,500	5,920
	New York City NY GO	5.000%	8/1/22		7,530	8,105
	New York City NY GO	5.250%	8/15/22		5	5
	New York City NY GO	5.000%	8/1/23		14,590	15,792
	New York City NY GO	5.000%	8/1/23		3,690	4,046
	New York City NY GO	5.000%	8/1/23		7,740	8,486
	New York City NY GO	5.000%	8/1/23		5,710	6,315
	New York City NY GO	5.000%	8/1/23		3,905	4,319
	New York City NY GO	5.000%	8/1/23		3,150	3,484
	New York City NY GO	5.000%	8/1/23		4,005	4,429
	New York City NY GO	5.250%	8/15/23		5	5
	New York City NY GO	5.000%	10/1/23		4,495	4,891
	New York City NY GO	5.000%	4/1/24		17,385	18,610
	New York City NY GO	5.000%	8/1/24		8,085	8,166
	New York City NY GO	5.000%	8/1/24		6,585	6,896
	New York City NY GO	5.000%	8/1/24		4,025	4,355
	New York City NY GO	5.000%	8/1/24		20,010	22,251
	New York City NY GO	5.000%	8/1/24		15,210	17,248
	New York City NY GO	5.000%	8/1/24		14,000	15,876

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	5.000%	8/1/24		17,185	19,488
	New York City NY GO	5.000%	8/1/24		4,675	5,301
	New York City NY GO	5.000%	10/1/24		4,500	4,894
	New York City NY GO	5.000%	10/1/24		5,000	5,267
	New York City NY GO	5.000%	12/1/24		5,975	6,831
	New York City NY GO	5.000%	8/1/25		5,000	5,407
	New York City NY GO	5.000%	8/1/25		35,345	40,995
	New York City NY GO	5.000%	8/1/25		10,640	12,341
	New York City NY GO	5.000%	8/1/25		3,300	3,512
	New York City NY GO	5.000%	8/1/25		3,630	4,210
	New York City NY GO	5.000%	8/1/25		15,510	17,989
	New York City NY GO	5.000%	8/1/25		2,215	2,569
	New York City NY GO	5.000%	8/1/25		1,665	1,931
	New York City NY GO	5.000%	8/1/25		11,770	13,651
	New York City NY GO	5.000%	10/1/25		10,985	11,942
	New York City NY GO	5.000%	12/1/25		18,090	21,135
	New York City NY GO	5.000%	4/1/26		10,000	10,697
	New York City NY GO	5.000%	8/1/26		5,040	5,448
	New York City NY GO	5.000%	8/1/26		14,215	15,797
	New York City NY GO	5.000%	8/1/26		24,805	29,357
	New York City NY GO	5.000%	8/1/26		1,360	1,470
	New York City NY GO	5.000%	8/1/26		12,875	15,238
	New York City NY GO	5.000%	8/1/26		9,735	10,819
	New York City NY GO	5.000%	8/1/26		6,765	7,954
	New York City NY GO	5.000%	10/1/26		23,890	25,959
	New York City NY GO	5.000%	4/1/27		14,780	15,804
	New York City NY GO	5.000%	8/1/27		6,600	7,330
[5]	New York City NY GO	5.000%	8/1/27		4,705	5,004
	New York City NY GO	5.000%	8/1/27		20,110	23,891
	New York City NY GO	5.000%	10/1/27		15,000	16,291
	New York City NY GO	5.000%	8/1/28		18,000	19,131
	New York City NY GO	5.000%	8/1/28		9,300	10,575
	New York City NY GO	5.000%	3/1/29		27,590	30,985
	New York City NY GO	5.000%	8/1/29		1,860	2,248
	New York City NY GO	5.000%	8/1/29		9,715	10,774
	New York City NY GO	5.000%	3/1/30		16,230	18,195
	New York City NY GO	5.000%	8/1/30		5,390	6,105
	New York City NY GO	5.000%	8/1/30		10,655	11,805
	New York City NY GO	5.000%	8/1/30		6,845	7,584
	New York City NY GO	5.000%	3/1/31		33,315	37,283
	New York City NY GO	4.000%	8/1/31		30,000	33,773
	New York City NY GO	5.000%	10/1/31		15,940	16,716
	New York City NY GO	5.000%	12/1/31		3,035	3,569
	New York City NY GO	5.000%	3/1/33		6,905	7,509
	New York City NY GO	5.000%	8/1/33		5,000	5,653
	New York City NY GO	5.000%	8/1/33		5,000	5,920
	New York City NY GO	5.000%	12/1/33		11,750	13,787
	New York City NY GO	5.000%	12/1/34		4,000	4,685
	New York City NY GO	5.000%	4/1/35		8,000	9,426
	New York City NY GO	4.000%	8/1/35		15,010	16,540
	New York City NY GO	5.000%	12/1/35		3,000	3,506
	New York City NY GO	5.000%	4/1/36		12,750	14,953
	New York City NY GO	5.000%	10/1/36		4,000	4,644
	New York City NY GO	5.000%	3/1/37		6,000	7,227
	New York City NY GO	5.000%	8/1/39		10,000	11,833
	New York City NY GO	5.000%	3/1/40		5,800	6,914
[4]	New York City NY GO TOB VRDO	0.250%	5/1/20	LOC	40,400	40,400
	New York City NY GO VRDO	0.160%	5/1/20		9,000	9,000
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30		19,200	19,236
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26		12,940	14,300
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		17,300	19,183
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		22,000	24,359
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		12,500	13,820
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.500%	11/1/33		5,000	5,228
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38		8,000	8,316
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		34,510	36,511
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48		9,000	9,160
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		1,000	1,037
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	23,235	24,325
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		35,000	36,431
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		2,645	2,753

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27		17,825	22,040
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		10,100	10,498
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		5,015	5,708
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		24,500	25,410
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		9,000	9,045
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		30,000	32,047
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,545	5,745
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		5,560	6,482
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33		10,180	12,087
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33		5,000	6,019
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		5,190	5,982
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		50,000	54,723
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		16,700	19,219
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,425	11,701
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		22,165	25,470
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37		13,360	14,524
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		1,040	1,182
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		15,015	17,804
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		26,945	31,669
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		5,080	6,004
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		28,000	31,768
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		110,610	132,944
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/40		9,405	10,363
[4]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.250%	5/1/20	LOC	12,600	12,600
[4]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.250%	5/1/20	LOC	42,625	42,625
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	5/1/20		11,500	11,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.160%	5/1/20		2,500	2,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.250%	5/7/20		16,500	16,500
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24		16,300	19,127
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28		6,000	6,933
	New York City NY Sales Tax Asset Receivable Corp. Revenue	4.000%	10/15/32		2,905	3,126
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25		10,085	11,802
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		11,000	12,622
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		15,000	17,132
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		5,060	5,766
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		9,000	10,373
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		18,000	18,754
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		6,000	6,447
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		14,575	17,275
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,285	5,994
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		3,950	4,240
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		5,020	5,668
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		10,000	11,238
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		3,890	4,602
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		10,000	11,212
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		10,000	11,308
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		845	995
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		10,000	11,302
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		2,500	2,760
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37		6,800	7,482
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		29,665	32,543
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		5,000	5,485
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38		3,350	3,899
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		13,500	13,786
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		16,050	17,043
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		4,350	4,742
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23		16,780	17,953
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23		14,235	15,967
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24		6,000	6,174
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		15,550	16,445
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,095	1,158
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		6,010	6,356
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		12,405	14,281
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		14,245	15,452
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		10,030	11,329
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		20,035	23,065
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24		1,985	2,285
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,289
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,000	5,289
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25		5,500	5,817
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26		10,795	11,093

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	10,574
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	2,779
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,091
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,511
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,213
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	26,344
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	10,571
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,020	5,677
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,188
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,189
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	7,240	7,975
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	5,000	5,119
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	20,174
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	25,627
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,010	9,310
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,060	11,824
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	13,820
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	15,455
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	15,855	18,769
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	15,100	15,788
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,583
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	19,029
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	10,500	12,298
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	13,640
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	14,085	16,565
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	20,000	23,522
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	7,985	9,307
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	15,791
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	14,415	16,821
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	9,615	10,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	24,110	28,238
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	17,841
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,605
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	30,266
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	12,833
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	9,500	10,996
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	19,650	22,530
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	7,010	8,069
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	17,060	19,821
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35	8,930	9,694
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	20,000	23,320
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	24,664
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	15,274
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	10,020	11,551
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	24,240	28,044
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	7,000	7,557
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	20,000	23,224
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,426
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	27,145	29,742
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,590
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	10,050	11,558
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	6,895	7,418
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	24,090	27,911
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37	20,995	22,908
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	21,790	23,684
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	5,000	5,747
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/39	10,000	10,835
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	20,000	22,816
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.160%	5/1/20	25,660	25,660
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.180%	5/1/20	34,930	34,930
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	27,335	32,438
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	47,000	55,517
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	6,000	7,016
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/38	2,500	2,703
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/38	5,710	6,700
New York City NY Transitional Finance Authority Revenue	4.000%	11/1/40	5,000	5,423
New York City NY Transitional Finance Authority Revenue VRDO	0.180%	5/1/20	34,290	34,290
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	27,000	32,008
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,864
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	15,000	17,800

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36		18,000	21,262
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/37		35,000	41,212
[4]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.250%	5/1/20	LOC	10,055	10,055
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34		5,500	3,454
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		13,200	13,743
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		14,000	14,879
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		21,230	26,458
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		34,225	34,239
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	10,825	11,092
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		19,000	19,022
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21	(4)	15,900	16,715
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	13,665	15,114
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	12,735	14,086
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		8,425	8,441
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	1,380	1,552
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,300	2,587
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	1,695	1,907
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,520	6,209
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,480	6,164
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	12,705	14,312
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		6,675	6,687
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		42,000	42,107
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		5,035	5,048
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		6,680	6,692
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		10,020	10,052
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		300	301
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		11,900	11,945
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		6,050	6,061
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		7,045	7,076
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		4,000	4,018
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		6,615	6,644
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		3,000	3,013
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		30,400	30,457
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		2,150	2,161
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		15,000	15,028
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		4,515	4,539
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		20,500	20,590
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,585	3,602
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		3,055	3,071
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		5,000	5,021
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		28,970	29,103
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		10,260	10,277
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		1,430	1,452
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31		60,000	57,497
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		7,000	7,017
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		50,000	47,342
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,000	5,008
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		13,055	13,069
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		19,605	19,621
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		1,000	932
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	7,245	7,723
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	6,125	6,529
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	3,195	3,406
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	2,000	2,136
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22		48,000	47,753
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		490	492
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		6,805	6,813
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		10,210	10,222
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		15,045	17,231
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		8,000	4,653
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/32		4,000	4,298
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		27,000	28,907
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33		10,900	12,222
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		11,445	12,793
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		5,000	5,650
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		59,800	66,433
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		99,545	103,042
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22	(Prere.)	2,000	2,212
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26		2,500	2,505
	New York Metropolitan Transportation Authority Revenue VRDO	0.250%	5/7/20	LOC	22,740	22,740
	New York NY GO	5.000%	8/1/23		50,175	55,492

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York NY GO	5.000%	6/1/24		1,050	1,186
	New York NY GO	5.000%	8/1/24		50,000	56,700
	New York NY GO	5.000%	8/1/25		10,310	11,958
	New York NY GO	5.000%	8/1/25		43,580	50,546
	New York NY GO	5.000%	8/1/28		30,300	36,847
	New York NY GO	4.000%	10/1/35		3,000	3,301
	New York NY GO	5.000%	12/1/35		11,695	13,898
	New York NY GO	5.000%	10/1/36		11,020	13,219
	New York NY GO	4.000%	8/1/37		22,745	24,734
	New York NY GO	4.000%	10/1/37		24,185	26,318
	New York NY GO	5.000%	12/1/37		9,900	11,667
	New York NY GO	4.000%	8/1/38		20,000	21,661
	New York NY GO	5.000%	10/1/38		8,940	10,637
	New York NY GO	5.000%	10/1/39		2,780	3,297
	New York NY GO	3.000%	10/1/41		21,575	20,828
	New York NY GO VRDO	0.180%	5/1/20		21,800	21,800
	New York State Dormitory Authority	5.000%	2/15/27	(ETM)	5	6
	New York State Dormitory Authority	5.000%	2/15/27		21,015	25,505
	New York State Dormitory Authority	5.000%	2/15/28		31,695	38,296
	New York State Dormitory Authority	5.000%	2/15/29		39,050	46,941
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20	(Prere.)	5	5
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20	(ETM)	5	5
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20		13,275	13,427
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21		10,010	10,126
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22		2,000	2,024
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20	(Prere.)	3,925	3,952
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20	(Prere.)	4,330	4,360
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	2,000	2,101
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	2,320	2,437
	New York State Dormitory Authority Revenue	5.000%	1/15/26		1,600	1,865
	New York State Dormitory Authority Revenue	5.000%	7/1/26		1,650	2,005
	New York State Dormitory Authority Revenue	5.000%	10/1/26	(4)	3,000	3,613
	New York State Dormitory Authority Revenue	5.000%	1/15/27		3,910	4,644
	New York State Dormitory Authority Revenue	5.000%	7/1/27		1,785	2,220
	New York State Dormitory Authority Revenue	5.000%	10/1/27	(4)	2,615	3,201
	New York State Dormitory Authority Revenue	5.000%	10/1/28	(4)	2,430	2,966
	New York State Dormitory Authority Revenue	5.000%	10/1/29	(4)	2,155	2,622
	New York State Dormitory Authority Revenue	3.000%	10/1/31		16,380	16,983
	New York State Dormitory Authority Revenue	5.000%	10/1/31	(4)	1,315	1,590
	New York State Dormitory Authority Revenue	5.000%	3/15/32		12,525	15,013
[2]	New York State Dormitory Authority Revenue	5.000%	7/1/32		3,615	3,922
	New York State Dormitory Authority Revenue	3.000%	10/1/32		14,180	14,559
	New York State Dormitory Authority Revenue	5.000%	10/1/32	(4)	1,000	1,206
	New York State Dormitory Authority Revenue	5.000%	3/15/35		38,335	45,263
	New York State Dormitory Authority Revenue	5.000%	3/15/36		26,845	31,817
	New York State Dormitory Authority Revenue	5.000%	3/15/36		1,875	2,204
	New York State Dormitory Authority Revenue	5.000%	7/1/39		4,020	4,824
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/27	(Prere.)	5	6
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/27	(Prere.)	15	18
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/27	(Prere.)	5	6
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33		57,495	62,866
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		33,985	37,003
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		31,980	34,636
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20	(Prere.)	215	217
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21		4,785	4,816
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20		6,485	6,529
	New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21		3,500	3,667
	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/21	(Prere.)	1,070	1,122
	New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/21	(Prere.)	1,625	1,707
	New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/21	(Prere.)	1,200	1,261
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24		9,355	10,475
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28		6,500	7,343
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29		10,000	11,253
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30		4,500	5,042
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32		12,000	13,333
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	(ETM)	10	10
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/26		5,850	6,287
[2]	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/27		4,730	5,117
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/28		2,125	2,314
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/28		2,000	2,179
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/29		1,740	1,899

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/30		2,440	2,647
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/31		1,885	2,031
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/32		2,590	2,770
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/34		1,005	1,065
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/35		1,875	1,977
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/36		800	788
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/37		450	442
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/38		750	736
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/39		850	832
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	(Prere.)	3,640	3,665
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.000%	7/1/21		1,500	1,508
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26		4,080	4,958
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34		15,010	17,591
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35		17,500	20,453
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36		9,000	10,462
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/38		7,500	7,943
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		56,335	60,094
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		7,895	8,422
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	920	986
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	3,835	4,111
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	(Prere.)	1,340	1,437
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		33,540	35,778
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22	(2)	7,020	7,575
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		25,140	27,662
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		8,605	9,492
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		35,015	38,624
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		25,500	27,991
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	(Prere.)	35	40
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	(Prere.)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		36,095	40,848
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		4,695	5,014
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		6,000	6,806
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24		6,940	7,616
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		20,080	23,359
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		30,480	35,318
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		10,190	11,499
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		19,540	20,815
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		46,485	55,226
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		17,630	18,221
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26		10,300	11,262
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/27	(Prere.)	15	18
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		10,100	11,377
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		20,000	23,124
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27		12,000	13,382
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		30,650	31,669
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		15,145	17,547
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		7,000	8,083
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		25,000	25,822
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		11,580	13,399
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		9,960	11,196
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		14,580	17,393
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		25,000	25,811
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		10,015	11,223
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		18,905	20,055
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		26,000	26,833
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		20,740	23,290
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		53,000	57,606
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		17,390	18,462
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		7,500	7,929
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		1,765	2,080
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,070	1,129
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,135	10,721
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		12,000	14,794
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		36,795	41,144
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		17,080	19,900
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		44,000	53,948
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/36		18,000	19,927
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		5,440	6,317
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		9,340	10,863
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/38		13,305	14,595

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		2,990	3,463
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39		10,000	10,925
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/40		13,000	14,170
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	(Prere.)	6,610	6,722
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21		800	846
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	(4)	1,250	1,323
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		500	543
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	(4)	390	396
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22		780	821
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		1,250	1,364
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23		950	1,002
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	(4)	1,035	1,131
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		6,290	6,858
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24		1,000	1,092
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	(4)	1,500	1,637
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		7,595	8,300
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25		1,000	1,092
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	(4)	1,000	1,091
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		750	818
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	(4)	1,500	1,743
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		65	69
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	475	518
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27		500	545
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	200	218
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28		425	463
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29		500	544
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28		1,775	2,139
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		1,545	1,851
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22		9,280	10,038
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		10,865	11,695
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		3,015	3,242
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30		1,000	1,075
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26		1,085	1,265
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27		2,500	2,922
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35		3,000	3,385
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36		2,010	2,261
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		16,000	16,528
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		19,555	20,920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23		2,730	3,007
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		14,895	16,865
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		12,885	14,956
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		35,000	40,627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29		2,065	2,533
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		5,140	6,219
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		51,000	59,975
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		6,000	6,986
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		17,625	20,453
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		27,610	31,789
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		14,260	16,546
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		32,995	38,141
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		32,000	36,791
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		18,500	21,741
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		37,165	42,943
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		18,860	21,717
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		22,500	26,340
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	5,837
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29		20,000	21,674
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp.) PUT	3.000%	7/1/25		20,000	21,100
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/21		4,370	4,571
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23		2,345	2,623
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		1,860	1,942
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27		5,060	5,650
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		16,830	17,560

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30		16,230	16,929
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32		5,040	6,122
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33		4,375	5,395
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33		15,655	18,897
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		7,170	8,809
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34		8,000	9,624
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35		5,420	6,626
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35		9,500	11,371
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		6,830	8,311
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		9,500	11,331
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37		9,960	12,081
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37		4,745	5,644
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	10	10
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21	(Prere.)	5	5
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24		3,470	3,614
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27		3,345	3,482
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28		6,150	6,399
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29		5,315	5,529
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30		1,835	1,908
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		101,850	95,229
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		14,640	13,612
New York State Thruway Authority Revenue	5.000%	1/1/26		1,945	2,304
New York State Thruway Authority Revenue	5.000%	1/1/34		4,100	4,592
New York State Thruway Authority Revenue	5.000%	1/1/35		3,000	3,349
New York State Thruway Authority Revenue	5.000%	1/1/36		4,025	4,477
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27		18,600	19,231
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28		13,505	13,958
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30		22,175	22,899
New York State Urban Development Corp. Revenue	5.000%	3/15/27		3,125	3,676
New York State Urban Development Corp. Revenue	5.000%	3/15/35		28,920	33,596
New York State Urban Development Corp. Revenue	5.000%	3/15/36		44,080	50,994
New York State Urban Development Corp. Revenue	5.000%	3/15/37		46,400	53,493
New York State Urban Development Corp. Revenue	5.000%	3/15/38		7,000	8,375
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21	(14)	10,000	10,390
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		6,165	6,595
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		18,745	20,054
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	(14)	21,000	22,659
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23		11,290	12,454
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		35,535	40,307
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		52,210	59,301
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		12,000	12,402
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		22,505	26,788
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		30,000	34,014
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		3,055	3,636
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		5,000	5,509
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26		18,425	21,717
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27		6,025	7,167
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28		24,145	28,632
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		12,550	13,775
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		10,000	10,976
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30		14,910	15,398
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		10,000	10,325

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		16,000	17,524
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		30,000	34,756
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		28,030	30,700
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		6,000	7,020
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		28,000	30,585
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		30,890	33,742
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34		30,025	34,520
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35		7,620	8,740
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.300%	5/7/20	LOC	23,000	23,000
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,250	1,409
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/31		27,185	30,961
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/32		3,605	4,220
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		1,000	1,111
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		16,100	19,332
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		11,815	14,187
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		4,015	4,743
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/33		4,300	5,174
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		8,545	10,214
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		4,855	5,804
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		4,025	4,736
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/34		2,860	3,425
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/34		4,805	5,576
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/35		2,020	2,401
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/35		5,025	5,883
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/35		7,060	7,979
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/35		3,010	3,585
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		8,710	10,311
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36		4,500	5,248
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36		5,000	5,930
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/37		9,300	9,991
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/37		5,000	5,813
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/38		6,020	7,079
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/39		3,700	4,340
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28		25,000	25,226
	Suffolk County NY GO	5.000%	5/15/21	(4)	9,280	9,635
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25		12,000	13,374
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		6,050	6,844
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27		10,430	11,952
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		7,190	8,189
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		8,250	9,325
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31		10,000	11,119
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32		8,445	9,309
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33		5,000	5,475
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35		5,000	5,428
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		11,000	12,433
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		8,185	9,785
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		10,030	11,910
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		1,250	1,350
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		28,665	20,734
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32		14,380	16,947
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		3,000	3,518
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		5,220	6,121
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		14,900	17,344
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		8,350	9,704
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		2,045	2,351
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		2,515	2,922
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		11,000	12,779
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		3,460	3,978
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35		6,065	7,041
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		16,745	19,392
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	0.130%	5/1/20	LOC	2,500	2,500
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.140%	5/1/20	LOC	38,735	38,735
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28		2,500	3,108
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30		2,550	2,582
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30		2,575	3,285
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/31		2,000	2,535
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/32		2,870	3,605
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/33		2,500	3,122
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/35		2,000	2,475
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/38		1,275	1,559

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/39		1,155	1,408
[2]	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40		4,535	4,594
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29		33,000	37,131
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		20,875	24,543
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		24,870	29,466
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		38,500	45,084
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		15,010	17,755
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35		50,905	59,522
[5]	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		30,000	35,026
	Westchester County NY GO	5.000%	7/1/21	(ETM)	240	252
	Westchester County NY GO	5.000%	7/1/21	(ETM)	335	352
	Westchester County NY GO	4.000%	7/1/29		5,920	6,938
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	870	892
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30		1,935	2,004
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30		130	133
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31		2,600	2,831
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32		2,375	2,586
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33		2,965	3,204
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25		1,505	1,634
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27		4,405	4,845
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28		3,000	3,270
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29		4,490	4,856
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30		4,645	4,976
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31		2,740	2,906
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32		2,160	2,282
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34		2,525	2,646
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35		3,685	3,843
						10,116,672
North Carolina (0.8%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20		5,280	5,297
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28		200	250
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/29		250	316
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/30		250	319
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/31		100	126
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/32		100	125
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/33		100	124
	Buncombe County NC Limited Obligation Revenue	4.000%	6/1/34		175	198
	Buncombe County NC Limited Obligation Revenue	4.000%	6/1/35		150	170
	Buncombe County NC Limited Obligation Revenue	4.000%	6/1/36		150	169
	Buncombe County NC Limited Obligation Revenue	3.000%	6/1/37		300	304
	Buncombe County NC Limited Obligation Revenue	3.000%	6/1/38		310	313
	Buncombe County NC Limited Obligation Revenue	3.000%	6/1/39		435	439
	Buncombe County NC Limited Obligation Revenue	3.000%	6/1/40		485	488
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21		1,330	1,380
	Cary NC Combined Utility Systems Revenue	5.000%	12/1/30		1,010	1,260
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/32		1,445	1,664
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/33		3,090	3,528
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/34		3,000	3,402
	Cary NC Combined Utility Systems Revenue	4.000%	12/1/35		2,500	2,818
	Charlotte NC Airport Revenue	5.000%	7/1/27		3,470	4,167
	Charlotte NC Airport Revenue	5.000%	7/1/28		2,200	2,626
	Charlotte NC Airport Revenue	5.000%	7/1/29		2,230	2,643
	Charlotte NC Airport Revenue	5.000%	7/1/29		1,155	1,286
	Charlotte NC Airport Revenue	5.000%	7/1/30		3,100	3,648
	Charlotte NC Airport Revenue	5.000%	7/1/31		1,690	1,978
	Charlotte NC Airport Revenue	4.000%	7/1/32		1,000	1,080
	Charlotte NC Airport Revenue	4.000%	7/1/33		2,465	2,649
	Charlotte NC Airport Revenue	5.000%	7/1/33		1,660	1,920
	Charlotte NC Airport Revenue	5.000%	7/1/36		1,840	2,107
	Charlotte NC GO	5.000%	7/1/22		3,305	3,592
	Charlotte NC GO	5.000%	7/1/22	(Prere.)	3,355	3,664
	Charlotte NC GO	5.000%	7/1/29		2,500	2,876
	Charlotte NC GO	5.000%	6/1/31		2,305	2,974
	Charlotte NC GO	5.000%	6/1/32		4,160	5,325
	Charlotte NC GO	5.000%	6/1/33		5,940	7,545
	Charlotte NC GO	5.000%	6/1/34		2,370	2,998
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	0.160%	5/1/20		9,100	9,100
	Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/23	(Prere.)	3,210	3,587
	Forsyth County NC GO	5.000%	4/1/23		1,200	1,337
	Forsyth County NC GO	5.000%	4/1/24		1,100	1,265

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Guilford County NC GO	5.000%	3/1/22		3,230	3,469
	Mecklenburg County NC GO	5.000%	2/1/21		1,435	1,479
	Mecklenburg County NC GO	5.000%	12/1/27		2,585	3,191
	Mecklenburg County NC GO	5.000%	4/1/29		5,000	5,885
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/28		4,000	4,727
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/35		1,500	1,711
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/36		1,250	1,421
	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/26		3,285	4,003
[4]	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.320%	5/7/20		2,280	2,280
	North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31		4,260	4,313
	North Carolina Capital Improvement Revenue	5.000%	5/1/20		15,385	15,385
	North Carolina Capital Improvement Revenue	5.000%	5/1/20	(Prere.)	28,585	28,585
	North Carolina Capital Improvement Revenue	5.000%	5/1/21		13,495	14,052
	North Carolina GAN	5.000%	3/1/21		2,085	2,153
	North Carolina GAN	5.000%	3/1/24		13,000	14,781
	North Carolina GAN	5.000%	3/1/25		19,100	22,321
	North Carolina GAN	5.000%	3/1/27		5,955	6,910
	North Carolina GAN	5.000%	3/1/29		15,000	17,305
	North Carolina GO	4.000%	5/1/23		39,470	42,945
	North Carolina GO	5.000%	6/1/25		10,000	11,903
	North Carolina GO	5.000%	6/1/25		5,000	5,952
	North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/21		8,610	9,078
	North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley Health System)	5.000%	10/1/22		9,155	9,806
	North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/30		2,435	2,469
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28		1,275	1,442
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29		2,020	2,275
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/27		2,215	2,598
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/28		2,695	3,200
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/29		1,400	1,652
	North Carolina Medical Care Commission Health Care Facilities Revenue (Wake Forest Baptist Obligated Group)	5.000%	12/1/30		1,445	1,694
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27		4,000	4,235
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31		12,630	13,256
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20		1,420	1,425
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21		5,000	5,016
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22		5,020	5,031
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/23		1,825	1,935
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/25		1,035	1,092
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/28		795	816
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/29		565	580
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/30		655	667
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/31		625	633
	North Carolina Medical Care Commission Retirement Facilities Revenue (Galloway Ridge Inc.)	5.000%	1/1/39		1,225	1,175
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/27		175	179
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/29		635	645
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/30		4,650	4,711
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/31		1,175	1,187
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/31		650	656
	North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/32		500	502
	North Carolina Revenue	5.000%	5/1/24		13,295	15,216
	North Carolina Revenue	5.000%	5/1/25		7,930	9,329
	North Carolina Revenue	5.000%	5/1/26		7,525	9,077
	North Carolina Revenue	5.000%	5/1/29		25,165	30,831
	North Carolina State University at Raleigh General Revenue	5.000%	10/1/25		2,665	3,012
	North Carolina Turnpike Authority Revenue	5.000%	1/1/25		1,815	1,943
	North Carolina Turnpike Authority Revenue	5.000%	1/1/26	(4)	2,015	2,310
	North Carolina Turnpike Authority Revenue	5.000%	1/1/27		2,775	3,012
	North Carolina Turnpike Authority Revenue	5.000%	1/1/28	(4)	2,500	2,909
	North Carolina Turnpike Authority Revenue	5.000%	1/1/28		3,300	3,605

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Turnpike Authority Revenue	5.000%	1/1/29	(4)	2,600	3,012
North Carolina Turnpike Authority Revenue	5.000%	1/1/29		3,180	3,503
North Carolina Turnpike Authority Revenue	5.000%	1/1/30		7,000	7,665
North Carolina Turnpike Authority Revenue	5.000%	1/1/34	(4)	15,605	18,203
North Carolina Turnpike Authority Revenue	5.000%	1/1/35	(4)	10,000	11,618
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		22,125	21,072
University of North Carolina at Charlotte Revenue	4.000%	10/1/33		1,000	1,107
University of North Carolina at Charlotte Revenue	4.000%	10/1/34		1,250	1,379
University of North Carolina at Charlotte Revenue	4.000%	10/1/35		1,100	1,209
University of North Carolina at Greensboro Revenue	4.000%	4/1/34		3,000	3,335
University of North Carolina at Greensboro Revenue	4.000%	4/1/36		1,385	1,527
Wake County NC GO	5.000%	3/1/21		5,260	5,440
Wake County NC GO	5.000%	3/1/23		2,500	2,779
Wake County NC GO	5.000%	3/1/23		22,000	24,451
Wake County NC GO	5.000%	3/1/24		5,000	5,737
Wake County NC Limited Obligation Revenue	5.000%	9/1/25		3,980	4,741
Wake County NC Public Improvement GO	5.000%	9/1/21		2,400	2,532
Wake County NC Public Improvement GO	5.000%	9/1/23		750	847
					585,184
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,500	1,570
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,000	1,047
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21	(Prere.)	1,300	1,361
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25		3,000	3,358
Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/26		5,060	5,745
North Dakota Public Finance Authority Revenue (Revolving Fund Program)	5.000%	10/1/33		2,500	2,882
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/29		2,000	2,150
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/30		1,800	1,917
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/31		1,800	1,900
					21,930
Ohio (3.4%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical Center of Akron)	5.000%	11/15/32		9,500	9,837
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/27		1,340	1,563
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/28		1,210	1,406
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/29		1,315	1,520
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/31		1,000	1,141
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/34		3,540	3,992
Akron OH Income Tax Revenue	4.000%	12/1/28		750	859
Akron OH Income Tax Revenue	4.000%	12/1/29		830	946
Akron OH Income Tax Revenue	4.000%	12/1/30		890	1,006
Akron OH Income Tax Revenue	4.000%	12/1/31		480	540
Akron OH Income Tax Revenue	4.000%	12/1/32		745	831
Akron OH Income Tax Revenue	4.000%	12/1/33		600	667
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27		5,830	6,290
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/31		2,125	2,427
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/32		1,650	1,873
Akron OH Income Tax Revenue (Community Learning Centers)	4.000%	12/1/33		1,170	1,323
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	30,000	30,446
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		18,865	19,682
[4] Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.370%	5/7/20		7,460	7,460
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/26		12,395	14,408
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/27		11,415	13,475
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/28		6,010	7,134
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/28		5,670	6,821
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29		11,050	13,052
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/29		4,105	4,985
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/30		5,000	5,862
Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	12/1/30		9,150	11,169
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36		5,750	6,032
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		10,000	10,437
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		3,600	3,747
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40		17,750	18,536
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22	(Prere.)	2,375	2,551
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/22	(Prere.)	6,120	6,602
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31		9,145	9,731

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32		13,480	14,332
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26		8,480	10,151
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/29		3,845	4,760
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30		1,875	2,072
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31		1,565	1,722
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32		1,850	2,020
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34		4,620	5,509
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35		3,000	3,564
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37		4,245	4,990
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38		2,335	2,737
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group	5.000%	12/1/30		1,040	1,201
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/25		2,035	2,324
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/26		2,410	2,801
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/27		1,800	2,112
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/28		1,895	2,213
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	5.000%	12/1/31		1,105	1,264
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/32		2,000	2,132
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/28		5,000	6,007
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/29		7,500	9,086
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/30		5,630	6,854
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/31		4,500	5,420
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/32		4,500	5,353
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/33		4,215	4,972
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34		250	294
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/36		1,500	1,744
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/37		3,000	3,173
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/38		1,900	2,003
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39		3,635	3,820
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55		54,765	48,741
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/28		380	438
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/30		890	1,004
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/31		585	656
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/26		2,985	3,469
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/27		2,025	2,375
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37		5,715	6,387
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	3,810	3,823
Cincinnati OH City School District GO	5.250%	6/1/20	(Prere.)	3,180	3,191
Cincinnati OH City School District GO	5.250%	12/1/20	(14)	7,080	7,263
Cincinnati OH City School District GO	5.250%	12/1/21	(14)	5,710	6,098
Cincinnati OH City School District GO	5.250%	12/1/22	(14)	10,030	11,101
Cincinnati OH GO	5.000%	12/1/26		1,270	1,558
Cincinnati OH GO	5.000%	12/1/27		845	1,061
Cincinnati OH GO	4.000%	12/1/28		1,060	1,245
Cincinnati OH GO	4.000%	12/1/31		750	854
Cincinnati OH GO	4.000%	12/1/32		800	905
Cincinnati OH GO	4.000%	12/1/33		2,150	2,423
Cincinnati OH Water System Revenue	4.000%	12/1/28		2,000	2,357
Cincinnati OH Water System Revenue	4.000%	12/1/29		1,300	1,523
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/33		1,395	1,556
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/35		1,770	1,953
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/36		3,605	3,965
Cleveland Heights & University Heights OH City School District GO	4.000%	12/1/37		2,325	2,541
Cleveland OH Airport System Revenue	5.000%	1/1/23	(4)	1,815	1,958
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	1,155	1,274
Cleveland OH Airport System Revenue	5.000%	1/1/29	(4)	2,000	2,234
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	5,035	5,745
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	4,800	5,476
Cleveland OH Income Tax Revenue	5.000%	10/1/23	(Prere.)	10,035	11,449
Cleveland OH Municipal School District GO	5.000%	12/1/26		1,660	1,820
Cleveland OH Municipal School District GO	5.000%	12/1/27		1,050	1,150
Cleveland OH Municipal School District GO	5.000%	12/1/28		3,730	4,142
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,400	2,570
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,500	2,677
Cleveland OH Water Revenue	5.000%	1/1/22	(Prere.)	2,250	2,410
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29		5,000	5,303
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30		5,225	5,539
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31		8,640	9,154
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32		9,060	9,596
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31		3,175	3,439

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32		3,340	3,612
Columbus OH City School District GO	0.000%	12/1/27	(4)	14,060	12,257
Columbus OH City School District GO	0.000%	12/1/29	(4)	11,170	9,152
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/30		5,110	6,118
Columbus OH GO	5.000%	2/15/21		7,220	7,452
Columbus OH GO	5.000%	2/15/22		3,025	3,244
Columbus OH GO	4.000%	4/1/23		16,630	18,028
Columbus OH GO	5.000%	7/1/24		5,790	6,683
Columbus OH GO	4.000%	8/15/24		3,570	3,987
Columbus OH GO	5.000%	8/15/24		10,325	11,960
Columbus OH GO	5.000%	7/1/25		1,285	1,525
Columbus OH GO	4.000%	4/1/26		16,170	18,652
Columbus OH GO	4.000%	8/15/27		7,500	8,504
Columbus OH GO	5.000%	4/1/39		7,950	9,712
Columbus OH GO	5.000%	4/1/40		5,050	6,157
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20	(Prere.)	1,325	1,358
Columbus OH Sewer Revenue	5.000%	6/1/29		12,020	14,522
Columbus OH Sewer Revenue	5.000%	6/1/30		10,310	12,429
Columbus OH Sewer Revenue	5.000%	6/1/32		3,420	4,114
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20		7,000	7,170
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21		7,300	7,461
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/23	(Prere.)	1,500	1,716
Cuyahoga County OH GO	3.000%	12/1/31		2,500	2,634
Cuyahoga County OH GO	3.000%	12/1/32		2,000	2,093
Cuyahoga County OH GO	3.000%	12/1/33		4,330	4,495
Cuyahoga County OH GO	3.000%	12/1/34		3,310	3,423
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/26		3,000	3,342
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/27		2,845	3,211
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.000%	2/15/29		1,000	1,056
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/30		7,145	7,621
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/32		5,385	5,652
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37		16,500	16,963
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26		1,500	1,752
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28		2,000	2,329
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29		3,750	4,359
Cuyahoga OH Community College District GO	4.000%	12/1/31		2,000	2,225
Cuyahoga OH Community College District GO	4.000%	12/1/33		1,300	1,434
Dayton OH City School District GO	5.000%	11/1/21		9,210	9,744
Dayton OH City School District GO	5.000%	11/1/22		5,500	6,023
Dublin OH City School District GO	4.000%	12/1/31		4,250	5,019
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33		11,000	11,507
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20		6,000	6,141
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/25		315	311
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/27		625	605
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		7,000	8,099
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28		835	798
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29		5,050	5,833
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30		8,640	9,972
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31		10,000	11,523
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31		800	723
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32		10,000	11,518
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32		665	591
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33		10,000	11,489
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/34		1,000	863
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/36		1,360	1,141
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/37		640	530
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/38		1,635	1,336
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/29		1,135	1,372
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/30		2,645	3,170
Franklin County OH Hospital Improvement Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/32		1,775	2,102
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/32		1,160	1,371
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/33		1,535	1,799
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/34		1,000	1,163
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/35		1,000	1,153
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/36		1,500	1,722
Franklin County OH Sales Tax Revenue	5.000%	6/1/26		1,235	1,505
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25		1,125	1,140
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26		700	710
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/27		1,225	1,164
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31		1,500	1,495

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/32		1,635	1,619
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,325	1,273
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/26		2,500	2,815
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/41		12,000	15,766
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33		8,115	9,304
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34		11,540	13,192
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35		13,965	15,903
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36		12,955	14,701
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/30		795	921
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/31		870	997
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/32		945	1,072
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/33		945	1,069
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/34		1,050	1,183
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/35		1,100	1,234
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/36		2,345	2,619
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/37		1,495	1,664
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/38		2,620	2,906
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/39		1,375	1,522
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/40		1,100	1,214
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23		3,375	3,822
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24		3,410	3,975
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	(Prere.)	20,970	23,282
Kent State University Ohio Revenue	5.000%	5/1/22	(Prere.)	1,000	1,085
Kent State University Ohio Revenue	5.000%	5/1/22	(Prere.)	1,750	1,899
Kent State University Ohio Revenue	5.000%	5/1/22	(Prere.)	4,000	4,340
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25		2,675	3,039
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26		1,170	1,325
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28		2,255	2,529
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29		1,745	1,949
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		18,420	20,623
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26		7,675	7,916
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/29		650	751
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/30		1,170	1,344
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/34		1,500	1,686
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/35		1,500	1,679
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/36		1,320	1,472
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/37		3,500	3,890
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/38		2,905	3,220
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/39		1,750	1,935
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31		2,000	2,102
Miami Valley OH Career Technology Center GO	5.000%	12/1/31		1,700	2,097
Miami Valley OH Career Technology Center GO	5.000%	12/1/32		750	919
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/28		5,500	5,846
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/29		10,175	10,802
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/30		10,680	11,272
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31		8,500	8,909
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/32		11,600	12,071
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/33		6,290	6,515
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/34		5,000	5,158
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/35		12,295	12,624
Montgomery County OH Hospital Revenue (Premier Health Partners)	3.000%	11/15/36		5,285	4,954
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37		15,300	15,595
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/38		7,500	7,283
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/39		6,470	6,267
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/33		8,350	8,904
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/34		5,000	5,308
Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/31		2,400	3,130
Ohio Adult Correctional Capital Facilities Revenue	5.000%	10/1/32		4,410	5,800
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/21	(Prere.)	1,475	1,534
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	4.000%	10/1/22		2,250	2,407
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/37		3,000	3,513
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/37		5,080	6,088
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22		1,000	1,070
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/22		1,805	1,931
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23		1,000	1,127
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23		3,505	3,950
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26		1,475	1,792
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/26		2,570	3,123
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/27		2,540	3,137
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/28		1,025	1,261

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/29		1,190	1,460
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/32		1,620	1,947
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/35		1,450	1,723
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	4.000%	2/1/22		5,670	5,963
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		5,375	5,933
Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23		2,075	2,290
Ohio Common Schools GO	5.000%	6/15/20		7,805	7,844
Ohio Common Schools GO	5.000%	3/15/29		3,805	4,339
Ohio Common Schools GO	5.000%	6/15/34		20,490	22,071
Ohio GO	5.000%	4/1/21		4,440	4,602
Ohio GO	5.000%	9/15/22		4,090	4,473
Ohio GO	5.000%	2/1/24		4,685	5,353
Ohio GO	5.000%	5/1/24		5,915	6,810
Ohio GO	5.000%	5/1/24		11,385	13,107
Ohio GO	5.000%	6/15/24		9,900	11,439
Ohio GO	5.000%	9/15/24		12,250	14,258
Ohio GO	5.000%	2/1/25		7,080	8,331
Ohio GO	5.000%	5/1/25		19,650	23,284
Ohio GO	5.000%	5/1/25		9,340	11,067
Ohio GO	5.000%	11/1/25		7,825	9,398
Ohio GO	5.000%	2/1/26		12,660	15,296
Ohio GO	5.000%	8/1/26		25,360	31,034
Ohio GO	5.000%	9/1/26		10,000	12,263
Ohio GO	5.000%	11/1/26		7,080	8,719
Ohio GO	4.000%	2/1/27		8,220	8,711
Ohio GO	5.000%	2/1/27		11,595	13,973
Ohio GO	5.000%	5/1/27		5,085	6,167
Ohio GO	5.000%	6/15/27		3,000	3,326
Ohio GO	5.000%	9/15/27		2,410	3,021
Ohio GO	5.000%	11/1/27		6,635	8,342
Ohio GO	5.000%	5/1/30		13,500	14,516
Ohio GO	5.000%	6/15/30		2,000	2,159
Ohio GO	5.000%	3/1/31		7,840	9,485
Ohio GO	5.000%	6/15/31		5,775	7,337
Ohio GO	5.000%	3/1/32		8,230	9,898
Ohio GO	5.000%	5/1/32		15,080	18,188
Ohio GO	5.000%	11/1/32		3,500	4,062
Ohio GO	5.000%	3/1/33		8,645	10,342
Ohio GO	5.000%	5/1/33		3,000	3,674
Ohio GO	5.000%	6/15/33		16,465	19,374
Ohio GO	5.000%	3/1/34		9,075	10,825
Ohio GO	5.000%	5/1/34		3,250	3,969
Ohio GO	5.000%	3/1/35		8,530	10,139
Ohio GO	5.000%	5/1/35		9,500	11,326
Ohio GO	5.000%	6/15/35		19,795	23,160
Ohio GO	5.000%	3/1/36		10,005	11,850
Ohio GO	5.000%	3/15/36		5,000	5,657
Ohio GO	5.000%	6/15/36		18,000	20,994
Ohio GO	5.000%	3/1/37		10,505	12,407
Ohio GO	5.000%	5/1/37		19,940	23,621
Ohio GO	5.000%	3/1/38		9,030	10,637
Ohio Higher Education GO	5.000%	8/1/24		4,180	4,848
Ohio Higher Education GO	5.000%	5/1/31		1,335	1,550
Ohio Higher Education GO	5.000%	5/1/33		8,075	9,326
Ohio Higher Education GO	5.000%	5/1/36		6,060	6,949
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29		4,500	4,726
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/34		1,505	1,754
Ohio Higher Educational Facility Commission Revenue (College of Wooster)	5.000%	9/1/37		1,730	1,993
Ohio Highway Capital Improvements GO	5.000%	5/1/22	(Prere.)	10,220	11,090
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/30		2,200	2,658
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/31		1,500	1,802
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/33		2,615	3,104
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/34		7,825	8,593
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/36		3,000	3,256
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/40		3,460	3,735
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.650%	5/1/20		10,500	10,500
Ohio Infrastructure Improvement GO	5.000%	9/1/31		9,370	10,631

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio Infrastructure Improvement GO	5.000%	9/1/32		9,850	11,164
	Ohio Infrastructure Improvement GO	5.000%	9/1/33		10,355	11,732
	Ohio Infrastructure Improvement GO	5.000%	9/1/34		10,885	12,332
	Ohio Infrastructure Improvement GO	5.000%	9/1/35		11,445	12,939
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22		5,330	5,867
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		3,275	3,545
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23		4,165	4,731
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25		9,050	10,790
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/26		22,350	27,212
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/27		9,150	11,311
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		23,250	27,814
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/29		15,825	18,840
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27		3,150	3,664
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28		3,310	3,842
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29		3,475	4,023
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/36		5,980	7,233
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37		5,000	6,007
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/25		1,020	1,197
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/31		2,450	3,004
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/32		2,200	2,671
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/33		1,610	1,943
	Ohio State University General Receipts Revenue	5.000%	12/1/20		3,535	3,546
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28		2,000	2,176
	Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29		3,000	3,275
	Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32		16,510	18,570
	Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/33		13,980	15,628
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35		10,000	11,879
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36		3,805	2,403
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/36		17,060	20,185
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37		3,540	2,129
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/37		7,385	8,710
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40		9,975	5,319
	Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20		2,785	2,826
	Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/30		1,100	1,436
	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/30		1,220	1,611
[2]	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/37		9,240	11,564
	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/38		13,500	16,842
	Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/39		6,000	7,438
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/23		5,875	6,687
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/35		8,250	10,404
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/36		13,945	17,514
	Ohio Water Development Authority Pollution Control Revenue	5.000%	12/1/37		17,565	21,983
	Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24		3,475	4,010
	Ohio Water Development Authority Revenue	5.000%	6/1/25		10,000	11,871
	Ohio Water Development Authority Revenue	5.000%	12/1/25		10,000	12,030
	Ohio Water Development Authority Revenue	5.000%	12/1/26		4,500	5,544
	Ohio Water Development Authority Revenue	5.000%	12/1/27		6,135	7,727
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26		10,525	12,966
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27		10,010	12,466
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27		16,000	19,892
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28		23,040	28,592
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28		24,680	30,549
	Penta Career Center Ohio COP	5.250%	4/1/23		2,480	2,665
	Ross County OH Hospital Revenue (Adena Health System Obligated Group Project)	5.000%	12/1/39		5,000	5,689
	University of Akron Ohio General Receipts Revenue	5.000%	1/1/31		2,175	2,365
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22		2,605	2,817
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	(Prere.)	6,385	6,951
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	(Prere.)	1,000	1,089
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/28		1,000	1,261
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29		920	1,170
	University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/31		675	853
	University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/34		2,215	2,521
	University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/35		1,250	1,413
	University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/37		1,680	1,883
	University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/38		2,000	2,234
	Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	4.000%	7/1/35		1,215	1,253
						2,417,138
Oklahoma (0.4%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/26		785	904
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/27		1,510	1,768
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/28		1,750	2,045

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	5.000%	7/1/29		1,185	1,459
	Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28		7,680	9,288
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20		835	843
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21		880	916
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22		925	988
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23		970	1,062
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24		5,000	5,595
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24		1,020	1,141
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25		3,525	4,006
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25		1,075	1,222
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26		5,325	6,158
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26		1,130	1,307
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27		2,100	2,320
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27		1,185	1,393
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		2,000	2,200
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29		1,310	1,425
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30		1,380	1,483
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31		1,450	1,550
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23		2,585	2,877
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24		1,500	1,711
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25		3,030	3,449
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26		13,505	15,335
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27		3,060	3,468
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28		2,020	2,286
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29		2,500	2,825
	Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30		2,500	2,822
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		20,400	22,484
	Oklahoma City OK GO	3.000%	3/1/23		3,985	4,198
	Oklahoma City OK GO	4.000%	3/1/30		1,900	2,190
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23		1,665	1,870
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29		3,600	4,366
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31		4,255	4,748
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		1,850	2,219
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32		5,000	5,575
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33		2,500	2,986
	Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34		4,385	5,224
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/25		2,010	2,264
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/26		1,795	2,010
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/27		1,810	2,025
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/28		3,030	3,385
	Oklahoma Development Finance Authority Health System Revenue (Integris Health Obligated Group)	5.000%	8/15/29		3,105	3,455
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/26		1,270	1,355
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/27		2,075	2,219
[2]	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/29		1,150	1,227
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33		4,500	4,687
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/38		15,585	15,959
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29		410	487
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32		3,770	4,325
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		6,055	6,928
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33		1,500	1,742
[2]	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/29		2,000	2,544
[2]	Oklahoma State University Agriculture & Mechanical Colleges Revenue	5.000%	9/1/30		1,500	1,933
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/21	(Prere.)	1,160	1,193
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/26		9,215	11,059
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/27		10,135	12,504
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/34		2,500	2,998
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/35		3,550	4,244
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/38		2,450	2,706
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/39		3,350	3,682
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24		3,770	4,357
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25		6,450	7,664
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/25		1,000	1,022
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/26		350	358
	Tulsa County OK Public Facilities Authority Revenue	3.000%	6/1/28		1,000	1,049
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/28		10,805	12,282
	Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/29		11,370	12,858

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Oklahoma Revenue	5.000%	7/1/29		1,895	1,981
University of Oklahoma Revenue	5.000%	7/1/30		2,230	2,330
University of Oklahoma Revenue	5.000%	7/1/31		2,000	2,088
University of Oklahoma Revenue	5.000%	7/1/32		680	710
					281,336
Oregon (0.9%)
Clackamas & Washington Counties OR Joint School District No. 3 GO	0.000%	6/15/36		1,250	772
Clackamas & Washington Counties OR Joint School District No. 3 GO	0.000%	6/15/37		1,375	810
Clackamas & Washington Counties OR Joint School District No. 3 GO	0.000%	6/15/38		1,900	1,077
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33		11,905	14,388
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37		16,370	19,529
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/28		3,500	4,360
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/29		3,000	3,718
Clackamas County OR School District No. 12 Sandy GO	5.000%	6/15/30		2,245	2,766
Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/38		2,635	3,178
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29		1,425	1,766
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32		2,015	2,455
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34		2,475	2,992
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35		2,000	2,409
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36		2,500	3,000
Deschutes County OR Administrative School District No. 1 (Bend-La Pine) GO	3.000%	6/15/34		2,640	2,747
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30		550	592
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36		2,500	2,636
Lane County OR School District No. 4J (Eugene) GO	3.000%	6/15/29		1,515	1,628
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/36		15,310	18,706
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/37		12,475	15,194
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/38		10,000	12,144
Marion County OR School District No. 103 GO (Woodburn)	5.000%	6/15/30		2,000	2,343
Metro OR GO	5.000%	6/1/26		1,640	1,993
Multnomah and Clackamas Counties OR School District GO	5.000%	6/15/26		2,015	2,447
Multnomah County OR School District GO	5.000%	6/15/21		36,255	37,911
Multnomah County OR School District GO	5.000%	6/15/29		9,480	11,157
Oregon Department of Administrative Services COP	5.000%	11/1/20		50	50
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21	(Prere.)	5,340	5,548
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		1,430	1,589
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		6,355	7,061
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		3,550	3,950
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23		2,110	2,348
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24		7,065	8,110
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		2,130	2,442
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		8,015	9,197
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		5,440	6,414
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		2,275	2,680
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/26		2,445	2,880
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29		8,000	9,370
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		4,705	5,749
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		8,850	10,814
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30		1,000	1,279
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		3,480	4,232
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		11,010	12,146
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		1,000	1,271
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		5,560	6,127
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		4,475	5,646
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		4,000	4,809
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		5,545	6,107
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33		3,920	4,914
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34		2,595	3,112
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34		2,115	2,642
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35		4,000	4,779
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/35		1,630	2,027
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		1,670	1,984
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		2,000	2,467
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/38		3,215	3,939
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24		3,115	3,642
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/26		9,100	11,185
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		2,020	2,349
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28		5,500	6,380
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		9,500	10,984
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		2,500	2,887
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		3,000	3,464
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/37		17,810	22,135

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/38		15,030	18,592
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39		18,000	22,124
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20		7,610	7,610
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21		7,705	8,026
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32		4,000	4,519
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33		4,000	4,499
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22		1,000	1,074
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23		1,250	1,375
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26		1,810	1,995
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27		2,025	2,220
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28		2,500	2,733
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29		1,420	1,547
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26		1,080	1,251
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27		2,725	3,147
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28		3,965	4,537
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27		595	694
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29		750	873
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30		700	813
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31		700	810
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32		1,000	1,155
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33		1,100	1,269
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34		1,280	1,474
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35		1,200	1,379
Oregon GO	5.000%	5/1/21	(Prere.)	1,570	1,638
Oregon GO	5.000%	5/1/21	(Prere.)	2,415	2,519
Oregon GO	5.000%	5/1/21	(Prere.)	5,165	5,387
Oregon GO	5.000%	5/1/21	(Prere.)	3,370	3,515
Oregon GO	5.000%	5/1/21	(Prere.)	1,490	1,554
Oregon GO	5.000%	5/1/21	(Prere.)	2,460	2,566
Oregon GO	5.000%	5/1/21	(Prere.)	2,890	3,014
Oregon GO	5.000%	5/1/21	(Prere.)	1,760	1,836
Oregon GO	5.000%	8/1/22		2,000	2,179
Oregon GO	5.000%	8/1/23		2,100	2,365
Oregon GO	5.000%	8/1/24		2,200	2,553
Oregon GO	5.000%	5/1/27		1,875	2,338
Oregon GO	5.000%	12/1/30		2,000	2,426
Oregon GO	5.000%	5/1/31		2,915	3,233
Oregon GO	5.000%	5/1/32		3,370	4,097
Oregon GO	5.000%	5/1/32		2,060	2,279
Oregon GO	5.000%	11/1/32		1,440	1,615
Oregon GO	5.000%	5/1/33		3,095	3,743
Oregon GO	5.000%	5/1/34		2,675	3,227
Oregon GO	5.000%	5/1/35		2,750	3,304
Oregon GO	5.000%	5/1/37		4,360	5,205
Port of Portland OR International Airport Revenue	5.000%	7/1/29		1,650	1,880
Port of Portland OR International Airport Revenue	5.000%	7/1/30		1,000	1,136
Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,090	1,231
Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,000	3,377
Port of Portland OR International Airport Revenue	5.000%	7/1/38		10,540	11,777
Portland Community College District GO	5.000%	6/15/25		1,530	1,818
Portland Community College District GO	5.000%	6/15/26		1,150	1,399
Portland OR GO	5.000%	6/15/35		6,160	7,557
Portland OR GO	5.000%	6/15/36		5,950	7,245
Portland OR GO	5.000%	6/15/37		6,005	7,289
Portland OR GO	5.000%	6/15/39		5,045	6,090
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/26		1,165	1,416
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27		1,920	2,379
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	9/1/37		2,160	2,603
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	9/1/38		1,025	1,232
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32		1,610	1,950
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33		2,310	2,792
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34		2,500	3,013
Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/35		3,680	3,855
Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/31		5,460	6,694
Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/32		4,115	5,013
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/25		1,865	2,216
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/35		10,000	12,066
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		12,120	14,634
					646,398

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Pennsylvania (4.9%)
	Allegheny County PA GO	5.000%	11/1/25		7,625	9,108
[2]	Allegheny County PA GO	5.000%	11/1/29		12,065	14,557
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	1,290	1,341
	Allegheny County PA Higher Education Building Authority University Revenue (Duquesne University)	5.500%	3/1/21	(Prere.)	2,720	2,827
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/26		8,605	9,885
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27		15,000	17,424
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/28		8,040	9,475
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/29		8,500	9,964
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/30		7,000	8,153
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/31		10,000	11,548
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32		11,000	12,617
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33		11,000	12,543
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/34		8,475	9,635
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/35		6,000	6,794
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/36		4,750	5,357
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/37		7,000	7,260
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38		6,500	6,722
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27		14,500	16,948
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/28		12,025	14,231
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/31		6,000	7,089
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/32		7,000	8,184
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/33		4,800	5,566
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/34		5,250	6,067
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/35		6,790	7,198
[4]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.250%	5/1/20	LOC	6,000	6,000
[1]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center), 67% of 3M USD LIBOR + 0.720%	1.901%	2/1/21		3,030	3,026
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		17,000	17,623
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23		3,725	4,226
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24		2,530	2,955
	Allentown PA City School District GO	5.000%	2/1/29	(15)	3,150	3,912
	Allentown PA City School District GO	5.000%	2/1/30	(15)	4,270	5,318
	Allentown PA City School District GO	5.000%	2/1/33	(15)	5,000	6,090
	Allentown PA City School District GO	4.000%	2/1/35	(15)	2,500	2,764
	Allentown PA City School District GO	5.000%	2/1/37	(15)	2,550	3,059
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24		2,795	2,936
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		2,500	2,622
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26		2,000	2,097
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27		5,500	5,731
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,310	2,417
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28		2,500	2,567
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29		3,740	3,907
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31		3,000	3,121
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32		2,575	2,674
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.125%	5/1/32		2,500	2,441
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35		1,200	1,241
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		3,000	2,884
	Allentown PA School District GO	5.000%	6/1/33	(15)	1,545	1,800
	Allentown PA School District GO	5.000%	6/1/34	(15)	2,000	2,324
	Allentown PA School District GO	5.000%	6/1/37	(15)	1,500	1,735
	Armstrong PA School District GO	5.000%	3/15/28	(15)	1,120	1,395
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/26		1,470	1,577
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/27		2,115	2,281
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/28		2,570	2,739
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/30		3,065	3,231
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/31		5,560	5,341
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32		1,825	1,739
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/34		2,735	2,831
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36		1,815	1,865
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37		2,500	2,562

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/28		1,300	1,404
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/29		750	812
	Berks County PA Municipal Authority Revenue (Tower Health Project)	5.000%	2/1/30		800	866
	Berks County PA Municipal Authority Revenue (Tower Health Project) PUT	5.000%	2/1/27		6,000	6,660
	Bermudian Springs PA School District GO	5.000%	5/1/29	(4)	1,530	1,873
	Bermudian Springs PA School District GO	5.000%	5/1/31	(4)	1,955	2,369
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/25	(4)	1,195	1,425
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/26	(4)	1,000	1,222
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/27	(4)	570	711
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	12/1/29	(4)	1,000	1,241
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31		1,825	2,117
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32		1,915	2,218
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/26		1,000	1,204
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/27		1,075	1,324
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28		1,500	1,885
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/30		1,530	1,884
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/32		1,235	1,499
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/36		1,500	1,784
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/37		1,555	1,846
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/21	(Prere.)	12,500	13,420
	Central Bucks County PA School District GO	5.000%	5/15/20	(ETM)	625	626
	Chester County PA Health & Education Facilities Authority Revenue (Devereux Foundation Obligated Group)	3.000%	11/1/29		1,465	1,307
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/31		1,350	1,597
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/34		2,100	2,450
	Coatesville PA School District GO	5.000%	8/1/24	(4)	5,385	6,128
	Coatesville PA School District GO	5.000%	8/1/25	(4)	4,045	4,716
	Colonial PA School District GO	5.000%	2/15/36		1,000	1,199
	Colonial PA School District GO	5.000%	2/15/37		1,000	1,194
	Colonial PA School District GO	5.000%	2/15/38		1,560	1,856
	Colonial PA School District GO	5.000%	2/15/39		1,350	1,586
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21	(4)	3,940	3,952
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	7,000	7,605
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	875	951
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25		5,500	6,168
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26		8,500	9,690
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		3,500	4,051
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/27		950	1,162
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		12,235	14,352
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/28		1,000	1,247
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		4,000	4,666
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		1,000	1,267
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/30		3,000	3,477
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		1,875	2,119
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		4,100	4,618
	Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	5,000	5,140
	Conestoga Valley PA School District GO	4.000%	2/1/27		250	289
	Conestoga Valley PA School District GO	4.000%	2/1/28		535	625
	Conestoga Valley PA School District GO	4.000%	2/1/30		465	535
	Conestoga Valley PA School District GO	4.000%	2/1/31		500	568
	Conestoga Valley PA School District GO	4.000%	2/1/32		325	365
	Conestoga Valley PA School District GO	3.000%	2/1/35		2,115	2,199
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29		1,525	1,730
	Dauphin County PA GO	5.000%	11/15/28		1,000	1,257
	Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/31		1,000	1,123
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30		2,035	2,494
	Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37		3,500	4,166
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23		4,850	5,006
	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	5,750	7,171
	Easton PA Area School District GO	4.000%	4/1/30		2,300	2,505
	Easton PA Area School District GO	5.000%	2/1/31		1,510	1,856
	Exeter Township PA School District GO	4.000%	5/15/28		4,265	4,985
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.150%	5/1/20		3,900	3,900
	Harrisburg PA School District GO	5.000%	11/15/26	(4)	4,560	5,541
	Harrisburg PA School District GO	5.000%	11/15/27	(4)	1,410	1,751
	Haverford Township PA School District GO	3.000%	3/1/35		3,925	4,094
[2]	Lackawanna County PA Industrial Development Authority Revenue Scranton University	5.000%	11/1/28		800	847
[2]	Lackawanna County PA Industrial Development Authority Revenue Scranton University	5.000%	11/1/29		450	474
[2]	Lackawanna County PA Industrial Development Authority Revenue Scranton University	5.000%	11/1/30		430	450

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health
System)	5.000%	8/15/26		6,730	7,919
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28		1,430	1,684
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29		1,385	1,623
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		3,000	3,440
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34		3,000	3,431
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33		5,750	6,465
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/28		2,065	2,441
Luzerne County PA GO	5.000%	12/15/25	(4)	500	587
Luzerne County PA GO	5.000%	12/15/25	(4)	400	470
Luzerne County PA GO	5.000%	12/15/26	(4)	1,000	1,200
Luzerne County PA GO	5.000%	12/15/26	(4)	500	600
Luzerne County PA GO	5.000%	12/15/27	(4)	500	612
Luzerne County PA GO	5.000%	12/15/27	(4)	500	612
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/26	(4)	530	621
Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/27	(4)	5,490	6,422
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21		1,030	1,071
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22		1,025	1,092
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24		745	827
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25		1,085	1,227
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26		675	776
Middletown PA School District GO	5.000%	3/1/22	(Prere.)	3,030	3,266
Middletown PA School District GO	5.000%	3/1/22	(Prere.)	3,375	3,638
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29		7,125	7,521
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42		5,000	5,170
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	7,000	7,605
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	6,000	6,519
Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital)	5.000%	6/1/22	(Prere.)	8,500	9,235
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/26		2,050	2,332
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/27		2,165	2,482
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/27		1,750	2,006
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/28		2,250	2,608
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/28		2,020	2,341
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/29		4,125	4,752
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/29		1,370	1,600
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/30		4,000	4,579
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/30		1,520	1,763
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/31		4,500	5,166
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/33		3,995	4,510
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/34		3,000	3,125
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/35		2,000	2,073
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/36		1,500	1,548
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23		8,000	8,497
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/24		4,665	5,045
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25		7,840	8,620
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/26		7,435	8,217
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/27		3,500	3,860
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/29		3,850	4,214

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/31		8,350	9,054
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/32		9,055	9,779
Montgomery County PA Industrial Development Authority Pollution Control Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20		19,000	19,014
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/27		1,385	1,415
Montgomery County PA Industrial Development Authority Revenue (Meadowood Corp.)	5.000%	12/1/28		1,455	1,480
Montour PA School District GO	5.000%	4/1/32	(4)	3,245	3,765
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.625%	7/1/30		5,855	5,603
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	5.750%	7/1/35		6,925	6,504
Moon PA Area School District GO	4.000%	11/15/30	(4)	3,235	3,682
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32		1,515	1,832
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33		1,145	1,376
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34		1,000	1,199
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35		1,000	1,194
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36		1,250	1,486
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37		2,505	2,969
North Allegheny PA School District GO	4.000%	5/1/34		1,020	1,156
North Allegheny PA School District GO	4.000%	5/1/35		1,010	1,139
North Allegheny PA School District GO	4.000%	5/1/36		760	854
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24		2,815	3,125
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25		2,025	2,285
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27		3,175	3,623
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29		5,205	5,904
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30		7,720	8,713
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31		8,130	9,133
Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	11/1/39		1,195	1,050
Octorara PA Area School District GO	4.000%	4/1/28	(4)	1,000	1,162
Pennsylvania Economic Development Financing Authority Pollution Control Revenue (PPL Electric Utilities Corp. Project)	4.000%	10/1/23		17,500	17,694
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23		1,405	1,517
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24		3,050	3,369
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25		2,265	2,527
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25		2,000	2,286
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26		3,035	3,368
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/26		5,180	6,001
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27		4,705	5,204
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/27		4,130	4,851
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/28		3,325	3,923
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/28		10,015	11,748
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29		6,000	6,606
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29		9,000	10,325
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/29		3,195	3,812
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/29		4,000	4,668
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/30		2,500	3,014
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30		2,020	2,346
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31		12,965	14,146
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/31		2,000	2,380
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/31		2,060	2,368
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32		6,865	7,451
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/32		2,265	2,581
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33		10,000	10,803
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33		10,000	10,599
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/34		1,840	2,139
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/34		5,000	5,311
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/36		4,000	4,147
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37		1,700	1,768
Pennsylvania GO	5.000%	6/1/21		20,000	20,875
Pennsylvania GO	5.000%	7/1/21		32,365	33,890
Pennsylvania GO	5.375%	7/1/21		4,950	5,205
Pennsylvania GO	5.000%	11/15/21	(Prere.)	4,705	5,017
Pennsylvania GO	5.000%	6/1/22		19,450	20,933
Pennsylvania GO	5.000%	4/1/23	(Prere.)	7,500	8,404
Pennsylvania GO	4.000%	7/1/23		13,000	14,059
Pennsylvania GO	5.000%	8/15/23		43,000	48,000
Pennsylvania GO	5.000%	1/1/24		34,200	38,594
Pennsylvania GO	5.000%	7/15/24		46,000	52,690

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania GO	5.000%	8/15/24		24,500	28,127
	Pennsylvania GO	5.000%	3/15/25		7,000	8,160
	Pennsylvania GO	5.000%	7/15/25		70,000	82,288
	Pennsylvania GO	5.000%	1/1/26		35,000	41,606
	Pennsylvania GO	5.000%	7/15/26		37,910	45,637
	Pennsylvania GO	5.000%	9/15/26		24,500	29,280
	Pennsylvania GO	5.000%	7/15/27		29,500	36,317
	Pennsylvania GO	5.000%	9/15/27		15,375	18,232
[5]	Pennsylvania GO	5.000%	3/15/28		6,000	6,979
	Pennsylvania GO	5.000%	7/15/28		35,000	43,955
	Pennsylvania GO	4.000%	10/15/28		11,550	12,436
	Pennsylvania GO	4.000%	1/1/29		54,785	62,066
	Pennsylvania GO	4.000%	8/15/29	(4)	17,000	18,991
	Pennsylvania GO	4.000%	6/15/30		24,400	26,315
	Pennsylvania GO	4.000%	8/15/30	(4)	19,000	21,111
	Pennsylvania GO	4.000%	3/1/33	(4)	40,000	45,312
	Pennsylvania GO	4.000%	3/1/34	(4)	43,000	48,548
	Pennsylvania GO	4.000%	3/1/35	(15)	18,900	21,253
	Pennsylvania GO	4.000%	3/1/36		14,000	15,352
	Pennsylvania GO	4.000%	3/1/37	(15)	17,440	19,386
	Pennsylvania GO	4.000%	3/1/37		8,000	8,744
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	(ETM)	2,560	2,627
	Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	(Prere.)	1,830	1,878
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32		8,500	9,156
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33		10,000	10,724
	Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/22	(Prere.)	1,745	1,896
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		4,125	4,143
	Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,300	1,356
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24		1,435	1,475
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25		1,670	1,712
	Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26		1,690	1,728
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25		2,065	2,216
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26		1,140	1,223
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27		1,120	1,201
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,085	3,306
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		2,985	3,195
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		3,500	3,745
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27		700	738
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28		1,650	1,739
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30		500	524
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32		1,000	1,044
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	3/1/21	(Prere.)	2,405	2,490
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/23		8,220	9,278
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/24		7,040	8,169
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/25		5,070	6,043
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/26		4,625	5,516
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/26		9,550	11,389
	Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	5.000%	10/1/35		4,500	5,119
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/27		2,040	2,446
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28		1,510	1,807
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/34		6,500	7,117
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/35		5,000	5,453
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		7,630	8,292
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36		1,245	1,358
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/37		2,220	2,413

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[4]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) TOB VRDO	0.270%	5/7/20		6,945	6,945
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	5.000%	5/15/31		500	501
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20		1,500	1,524
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	4/1/21		1,545	1,597
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/21		4,630	4,816
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/27	(4)	15,000	18,206
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/27	(4)	600	720
	Pennsylvania State University Revenue	5.000%	9/1/21		620	654
	Pennsylvania State University Revenue	5.000%	9/1/21		1,400	1,476
	Pennsylvania State University Revenue	4.000%	9/1/27		4,800	5,517
	Pennsylvania State University Revenue	5.000%	9/1/28		5,040	6,074
	Pennsylvania State University Revenue	5.000%	9/1/29		5,025	6,026
	Pennsylvania State University Revenue	5.000%	9/1/30		1,780	2,124
	Pennsylvania State University Revenue	5.000%	9/1/30		1,650	1,969
	Pennsylvania State University Revenue	5.000%	9/1/34		5,125	6,154
	Pennsylvania State University Revenue	4.000%	9/1/35		1,650	1,817
	Pennsylvania State University Revenue	5.000%	9/1/35		4,400	5,263
	Pennsylvania State University Revenue	5.000%	9/1/35		1,350	1,581
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	4,010	4,116
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20	(Prere.)	2,265	2,327
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,190	2,431
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	2,165	2,403
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	1,825	2,025
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23		1,770	1,919
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/25		2,070	2,391
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	6/1/26		3,395	4,006
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/31		5,570	6,622
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/33		7,250	8,534
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/35		2,215	2,588
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/36		3,970	4,623
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/37		6,295	7,310
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23		3,015	3,359
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26		1,475	1,759
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27		1,850	2,202
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,250	1,281
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,500	1,538
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,335	1,369
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,035	1,061
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	1,500	1,538
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20	(Prere.)	1,710	1,754
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20	(Prere.)	4,015	4,119
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	5,985	6,148
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	2,225	2,288
	Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20	(Prere.)	1,790	1,839
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24		27,855	30,878
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		11,910	13,466
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		37,930	42,886
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25		3,040	3,626
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		10,250	11,700
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		35,485	40,838
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	(4)	35,000	41,147
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		3,865	4,726
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26		2,320	2,647
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		1,270	1,486
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		5,085	5,951
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		5,275	6,071
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27		4,160	5,202
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27		1,230	1,450
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		5,140	5,900
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,775	2,070
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		9,365	10,921
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,000	1,153
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,465	1,720
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		1,000	1,210
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28		3,500	4,046
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		3,030	3,433
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		7,635	8,731
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		2,000	2,298
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		1,340	1,564

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29		1,330	1,600
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30		5,165	5,878
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		4,000	4,580
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		1,510	1,752
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		2,820	3,373
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31		7,110	8,053
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		25,500	29,080
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		3,785	4,316
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		3,095	3,680
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		2,000	2,506
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		14,615	16,467
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		3,125	3,565
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		17,500	19,965
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		31,235	35,517
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		3,250	3,696
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		3,250	3,836
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32		2,000	2,488
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33		9,950	11,169
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,940	5,412
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		23,000	26,099
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		2,000	2,354
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		5,010	5,886
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,500	1,843
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		4,500	5,214
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	8,160	9,703
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,770	3,029
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		4,025	4,468
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		2,600	3,050
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		1,600	1,957
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35		22,500	25,110
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		4,000	4,427
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		30,420	34,127
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36		25,790	28,691
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		4,000	4,416
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		15,075	17,481
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		6,375	7,183
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		12,640	14,607
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		2,000	2,336
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,000	5,827
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.200%	12/1/21		37,500	37,313
[1]	Pennsylvania Turnpike Commission Revenue, SIFMA Municipal Swap Index Yield + 1.270%	1.490%	12/1/20		22,700	22,698
	Philadelphia PA Airport Revenue	5.000%	6/15/23		2,000	2,008
	Philadelphia PA Authority for Industrial Development Lease Revenue	5.000%	10/1/28		5,155	5,779
	Philadelphia PA Authority for Industrial Development Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/29		765	708
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26		5,025	5,926
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24		6,500	7,323
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25		7,925	9,151
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26		12,860	14,844
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27		6,750	7,774
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28		3,525	4,047
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29		2,500	2,859
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34		3,250	3,658
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35		7,135	8,010
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/36		1,145	1,283
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/31		1,010	1,198
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/33		1,900	2,229
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	5.000%	7/1/34		3,830	4,480
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/35		2,850	3,125
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/36		6,220	6,775
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/37		3,000	3,254
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/28		1,000	1,161
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/29		1,000	1,165
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/30		1,750	2,026
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/33		2,000	2,255
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/35		1,750	1,812

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/36		1,500	1,547
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/39		4,685	4,790
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/40		8,715	8,887
	Philadelphia PA Gas Works Revenue	5.000%	10/1/21		7,265	7,623
	Philadelphia PA Gas Works Revenue	5.000%	10/1/23		5,590	6,190
	Philadelphia PA Gas Works Revenue	5.000%	8/1/24		6,425	7,235
	Philadelphia PA Gas Works Revenue	5.000%	10/1/24		2,390	2,680
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25		2,525	2,889
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26		1,750	2,039
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28		1,000	1,166
	Philadelphia PA Gas Works Revenue	5.000%	10/1/29		1,500	1,790
	Philadelphia PA Gas Works Revenue	5.000%	8/1/30		2,000	2,329
	Philadelphia PA Gas Works Revenue	5.000%	8/1/31		3,500	4,054
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32		6,820	7,852
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33		5,000	5,730
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		2,875	3,285
	Philadelphia PA Gas Works Revenue	5.000%	8/1/35		1,595	1,816
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		770	873
	Philadelphia PA Gas Works Revenue	5.000%	8/1/37		1,400	1,584
	Philadelphia PA GO	5.000%	8/1/23		7,310	8,156
	Philadelphia PA GO	5.000%	8/1/29		5,000	5,821
	Philadelphia PA GO	5.000%	8/1/34		2,640	3,144
	Philadelphia PA GO	5.000%	8/1/37		1,370	1,615
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	0.160%	5/1/20		10,400	10,400
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25		5,920	6,525
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/26		15,155	16,832
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/27		6,885	7,688
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/28		2,670	2,940
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/29		500	546
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/31		4,000	4,296
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32		2,495	2,660
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/36		4,000	4,151
	Philadelphia PA School District GO	5.000%	9/1/21		6,300	6,382
	Philadelphia PA School District GO	5.000%	6/1/24	(4)(3)	2,000	2,235
	Philadelphia PA School District GO	5.000%	9/1/25	(15)	19,955	23,678
	Philadelphia PA School District GO	5.000%	9/1/26		2,295	2,683
	Philadelphia PA School District GO	5.000%	9/1/29		2,010	2,521
	Philadelphia PA School District GO	5.000%	9/1/30		3,135	3,905
	Philadelphia PA School District GO	5.000%	9/1/31		2,960	3,662
	Philadelphia PA School District GO	5.000%	9/1/32		2,100	2,419
	Philadelphia PA School District GO	5.000%	9/1/32		4,200	5,149
	Philadelphia PA School District GO	4.000%	9/1/36		2,500	2,746
	Philadelphia PA School District GO	4.000%	9/1/39		2,400	2,612
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/20		1,300	1,308
	Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20	(Prere.)	3,000	3,032
	Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/23		2,410	2,630
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/23		2,030	2,247
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/24		3,800	4,320
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26		5,510	6,286
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/26		7,155	8,574
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/26		1,175	1,411
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/27		3,875	4,740
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/27		1,585	1,942
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/28		1,625	1,982
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/29		4,665	5,658
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/30		5,925	7,146
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/31		5,750	6,895
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/33		1,300	1,541
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34		6,380	6,814
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35		11,000	11,724
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/35		2,000	2,354
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/36		1,670	1,959

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/37		1,750	2,047
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/30	(4)	1,000	1,272
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/31	(4)	1,000	1,258
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/32	(4)	550	686
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/35	(4)	1,750	2,153
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/36	(4)	2,000	2,450
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/37	(4)	2,275	2,778
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/38	(4)	2,250	2,732
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/39	(4)	2,000	2,420
	Plum Borough PA School District GO	5.000%	9/15/23	(15)	1,000	1,117
	Pocono Mountain PA School District GO	4.000%	9/1/22	(4)	2,155	2,298
	Reading PA School District GO	5.000%	3/1/26	(4)	1,235	1,464
	Reading PA School District GO	5.000%	3/1/35	(4)	1,130	1,324
	Reading PA School District GO	5.000%	3/1/36	(4)	1,250	1,454
	Reading PA School District GO	5.000%	3/1/37	(4)	2,000	2,313
	Rose Tree PA Media School District GO	5.000%	4/1/26		2,990	3,603
	Rose Tree PA Media School District GO	5.000%	4/1/27		1,815	2,180
[2]	Rose Tree PA Media School District GO	5.000%	4/1/28		1,690	2,027
	Rose Tree PA Media School District GO	5.000%	4/1/29		700	838
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp Obligated Group)	5.000%	11/15/27		2,000	2,429
	Scranton PA School District GO	5.000%	6/1/25		2,500	2,884
	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	15,385	15,404
	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	2,440	2,443
	St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20	(Prere.)	2,465	2,468
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/24	(15)	2,660	2,968
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/25	(15)	2,880	3,233
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/26	(15)	3,445	3,836
	State Public School Building Authority Pennsylvania College Revenue (Delaware County Community College Project)	5.000%	10/1/27	(15)	3,130	3,477
	State Public School Building Authority Pennsylvania College Revenue (Montgomery County Community College)	5.000%	5/1/24		3,290	3,684
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22		2,020	2,162
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	4/1/22	(Prere.)	1,365	1,474
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	(15)	21,000	23,796
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	9,505	11,104
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	(4)	31,500	37,430
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	8,400	9,840
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/35		3,195	3,950
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/36		3,360	4,135
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/37		2,530	3,101
	Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/38		2,460	3,007
	Unionville-Chadds Ford PA School District GO	5.000%	6/1/24		1,255	1,444
	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	4.000%	12/15/28		1,375	1,264
	West Cornwall PA Healthcare Facilities Revenue (Pleasant View Retirement Community Obligated Group)	5.000%	12/15/38		4,195	3,825
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20		2,330	2,345
	Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25		4,500	4,519
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	15,000	17,010
	Westmoreland County PA Municipal Authority Revenue	4.000%	8/15/34	(15)	5,000	5,471
[2]	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	4.000%	11/1/28		1,970	1,958
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,420	1,445
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,465	1,491
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	6,185	6,295
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,015	1,033
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,160	1,181
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	(Prere.)	1,350	1,374
	William Penn School District Pennsylvania GO	4.000%	11/15/29	(15)	2,140	2,408
	William Penn School District Pennsylvania GO	3.000%	11/15/39	(15)	1,000	1,005
	Woodland Hills PA School District GO	4.000%	9/1/36	(15)	1,290	1,429
	Woodland Hills PA School District GO	4.000%	9/1/37	(15)	1,340	1,480
	Woodland Hills PA School District GO	4.000%	9/1/38	(15)	1,395	1,537
	Woodland Hills PA School District GO	4.000%	9/1/39	(15)	1,455	1,599
						3,463,757
Puerto Rico (0.4%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/29		5,000	4,875
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		5,200	4,940
[2]	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		10,965	10,307

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	(14)	18,245	18,260
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21	(14)	24,290	24,315
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21	(14)	5,000	5,070
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22	(14)	10,000	10,214
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21	(13)(3)	5,300	5,509
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26	(ETM)	1,000	1,277
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		5,121	4,358
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		36,156	27,233
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		54,126	36,989
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		11,766	7,201
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33		4,819	2,616
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		151,678	135,452
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		10,383	9,272
					307,888
Rhode Island (0.1%)
Narragansett RI Commission Wastewater System Revenue	5.000%	2/1/25	(Prere.)	11,000	13,016
Rhode Island & Providence Plantations GO	3.000%	5/1/32		8,170	8,555
Rhode Island & Providence Plantations GO	3.000%	5/1/33		8,420	8,756
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28		515	568
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32		650	699
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35		1,575	1,675
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37		500	529
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/27		2,000	2,409
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.500%	9/1/23	(Prere.)	6,000	6,913
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	6.000%	9/1/23	(Prere.)	5,500	6,419
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/25		5,000	5,197
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/26		5,000	5,213
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/31		3,000	3,056
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/24		2,370	2,583
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/25		4,500	4,973
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Lifespan Obligated Group)	5.000%	5/15/26		2,000	2,235
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/40		6,580	6,791
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41		9,615	9,330
					88,917
South Carolina (1.1%)
Aiken County SC Consolidated School District GO	5.000%	3/1/24		7,980	9,137
Aiken County SC Consolidated School District GO	4.000%	4/1/37		2,450	2,771
Beaufort County SC School District GO	5.000%	3/1/21		3,245	3,356
Berkeley County SC Utility Revenue	5.000%	6/1/30		8,170	9,068
Charleston County SC Airport District System Revenue	5.000%	7/1/33		620	741
Charleston County SC Airport District System Revenue	5.000%	7/1/34		750	893
Charleston County SC Airport District System Revenue	5.000%	7/1/35		750	889
Charleston County SC Airport District System Revenue	5.000%	7/1/36		1,140	1,345
Charleston County SC Airport District System Revenue	5.000%	7/1/37		905	1,064
Charleston County SC Airport District System Revenue	5.000%	7/1/38		800	938
Charleston County SC Airport District System Revenue	5.000%	7/1/39		500	584
Charleston County SC GO	5.000%	11/1/21		2,765	2,935
Charleston County SC GO	5.000%	11/1/26		12,690	15,672
Charleston County SC GO	5.000%	11/1/26		2,155	2,591
Charleston County SC GO	4.000%	11/1/28		12,000	14,189
Charleston County SC GO	3.000%	11/1/33		5,835	6,216
Charleston County SC GO	4.000%	11/1/33		6,955	7,933
Charleston County SC GO	3.000%	11/1/34		6,015	6,386
Charleston County SC GO	4.000%	11/1/34		7,410	8,395
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27		10,150	11,390
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/28		400	506
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29		1,750	2,024
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/29		500	645
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30		1,000	1,145
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/30		460	589
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31		1,000	1,136

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/31		575	730
	Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32		1,250	1,412
	Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/32		1,450	1,827
	Darlington County SC School District GO	5.000%	3/1/26		4,025	4,861
	Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25		8,805	9,626
	Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26		9,760	10,650
	Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29		3,520	3,907
	Florence SC Water & Sewer Revenue	3.000%	9/1/33		4,120	4,313
	Florence SC Water & Sewer Revenue	3.000%	9/1/34		2,635	2,747
	Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/35		5,010	5,381
	Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/36		4,030	4,314
	Horry County SC School District GO	5.000%	3/1/23		3,890	4,316
	Horry SC GO	4.000%	3/1/24		1,370	1,518
	Horry SC GO	4.000%	3/1/25		1,525	1,725
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24		1,180	1,356
	Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25		1,105	1,300
	Kershaw County SC School District GO	5.000%	3/1/29		8,210	10,150
	Lancaster County SC School District GO	5.000%	3/1/23		2,185	2,425
	Lancaster County SC School District GO	5.000%	3/1/24		3,390	3,882
	Lancaster County SC School District GO	5.000%	3/1/26		3,950	4,770
	Lancaster County SC School District GO	4.000%	3/1/30		4,860	5,555
	Lancaster County SC School District GO	4.000%	3/1/31		7,190	8,178
	Lancaster County SC School District GO	4.000%	3/1/32		6,485	7,332
	Lancaster County SC School District GO	4.000%	3/1/33		5,800	6,502
	Lancaster County SC School District GO	4.000%	3/1/34		6,040	6,731
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		6,245	6,489
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26		1,090	1,265
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/27		1,250	1,465
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/28		4,735	5,524
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/29		1,640	1,902
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/31		1,525	1,641
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32		2,250	2,399
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/33		400	425
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/34		300	317
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/35		300	316
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35		3,000	3,303
	Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/36		375	394
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36		5,065	5,562
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37		11,305	12,384
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26		1,000	1,121
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27		2,075	2,328
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30		1,000	1,123
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31		2,500	2,808
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33		2,750	3,076
	Myrtle Beach SC Hospitality Fee Revenue	4.500%	6/1/34		2,500	2,723
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/36		4,000	4,447
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26		4,000	4,606
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29		3,390	3,882
	Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30		5,210	5,944
[1]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		43,770	46,407
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22	(14)	9,950	9,738
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23	(14)	8,780	8,443
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23		1,405	1,533
	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	(14)	2,400	2,264
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		3,535	3,614
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24		2,050	2,299
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		8,020	8,195
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25		3,000	3,449
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	2,800	2,902
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29	(4)	8,600	8,912
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/23		2,245	2,534
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/24		2,445	2,837
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26		2,000	2,333
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/27		2,500	2,913
	South Carolina GO	5.000%	4/1/25		1,460	1,728
	South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22		4,860	5,240
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27		3,725	4,288

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28		2,500	2,870
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29		2,185	2,499
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/28		700	827
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/29		960	1,129
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/30		870	1,016
	South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/34		500	572
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(Prere.)	11,740	13,274
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/23	(Prere.)	7,850	8,876
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/27		10,815	12,459
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/28		6,000	6,980
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37		18,500	20,067
	South Carolina Public Service Authority Revenue	5.000%	12/1/23		10,090	10,875
	South Carolina Public Service Authority Revenue	5.000%	12/1/24		13,925	15,225
	South Carolina Public Service Authority Revenue	5.000%	12/1/25		5,975	6,503
	South Carolina Public Service Authority Revenue	5.000%	12/1/26		5,000	5,429
	South Carolina Public Service Authority Revenue	5.000%	12/1/27		4,900	5,309
	South Carolina Public Service Authority Revenue	5.000%	12/1/28		15,170	16,423
	South Carolina Public Service Authority Revenue	5.000%	12/1/29		9,325	10,058
	South Carolina Public Service Authority Revenue	5.000%	12/1/30		12,515	13,451
	South Carolina Public Service Authority Revenue	5.000%	12/1/31		14,180	15,182
	South Carolina Public Service Authority Revenue	5.000%	12/1/32		8,535	9,103
	South Carolina Public Service Authority Revenue	5.000%	12/1/33		10,465	11,134
	South Carolina Public Service Authority Revenue	5.000%	12/1/35		3,265	3,532
	South Carolina Public Service Authority Revenue	5.000%	12/1/37		20,000	21,416
	South Carolina Public Service Authority Revenue	5.000%	12/1/37		4,500	4,842
	South Carolina Public Service Authority Revenue	5.000%	12/1/38		22,515	23,464
	South Carolina Transportation Infrastructure Revenue	4.000%	10/1/28		6,500	7,046
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/31		13,970	16,483
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32		30,000	35,157
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24	(15)	1,000	1,147
	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25	(15)	1,440	1,686
	York County SC School District GO (Fort Mill School District No. 4)	4.000%	3/1/31		2,890	3,287
	York County SC School District GO (Fort Mill School District No. 4)	3.000%	3/1/32		5,550	5,926
	York County SC School District GO (Fort Mill School District No. 4)	3.125%	3/1/33		5,720	5,993
	York County SC School District No. 1 GO	4.000%	3/1/29		2,805	3,127
						745,486
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23		1,000	1,102
	South Dakota Building Authority Revenue	5.000%	6/1/23	(Prere.)	4,000	4,490
	South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/33		1,815	2,078
	South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	5.000%	7/1/35		2,855	3,247
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/28		2,235	2,643
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/29		1,735	2,040
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/31		4,905	5,687
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32		3,000	3,457
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/33		3,640	4,176
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34		11,985	12,919
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/35		1,685	1,809
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23		670	736
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24		650	730
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25		600	670
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26		675	752
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27		1,025	1,134
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28		1,825	2,014
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28		1,000	1,125
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29		1,415	1,556
[4]	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/34		26,000	26,607
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34		8,250	8,912
						87,884

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,751
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,653
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/27	2,500	2,917
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/28	1,720	2,020
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/30	3,000	3,395
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/30	3,045	3,446
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/32	1,185	1,325
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/33	1,000	1,112
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/35	1,500	1,654
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/36	740	807
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/38	1,005	1,084
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/39	760	816
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	700	753
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	815
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,580
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,521
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	5,552
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	5,811
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	6,646
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	6,420
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	3,365	3,387
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/26	2,315	2,671
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/28	1,715	2,027
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/29	1,540	1,810
Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/30	1,360	1,588
Hamilton County TN GO	5.000%	4/1/24	1,925	2,213
Hamilton County TN GO	5.000%	5/1/30	4,000	4,448
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,507
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	9,673
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,140
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	8,461
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/28	700	825
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/30	1,000	1,146
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/32	2,740	3,100
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/34	2,135	2,393
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/35	1,000	1,116
Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/36	2,455	2,728
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/21	2,500	2,563
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/22	1,125	1,194
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/23	4,860	5,252
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/35	5,360	5,973
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	4,000	4,442
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/37	6,435	7,125
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (East Tennessee Children’s Hospital)	5.000%	11/15/27	1,015	1,190
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/28	4,290	4,964
Memphis TN Gas System Revenue	4.000%	12/1/33	1,030	1,164
Memphis TN GO	5.000%	11/1/25	1,240	1,403
Memphis TN GO	5.000%	5/1/28	3,145	3,265
Memphis TN GO	5.000%	5/1/30	1,715	1,779
Memphis TN GO	4.000%	6/1/30	9,265	10,554
Memphis TN GO	4.000%	6/1/31	8,635	9,756
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/34	2,060	2,278
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/35	2,245	2,474
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/36	930	1,022
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/37	2,435	2,668
Memphis TN Sanitary Sewerage System Revenue	4.000%	10/1/38	1,285	1,405
Memphis TN Water System Revenue	4.000%	12/1/33	1,000	1,136
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/28	1,075	1,329
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,230
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/29	1,000	1,230
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,210	1,479
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/30	1,250	1,528

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	1,040	1,265
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/31	750	913
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/32	645	780
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/33	1,000	1,203
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/34	1,200	1,440
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/36	1,250	1,489
	Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/37	1,035	1,229
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	9,978
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	3,750	4,313
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	9,885	9,893
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,009
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/29	250	268
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/34	920	1,080
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/35	1,000	1,168
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/36	1,700	1,976
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/37	2,170	2,512
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/38	2,200	2,539
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	2,255	2,594
	Murfreesboro TN GO	4.000%	6/1/26	4,770	5,400
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,608
	Murfreesboro TN GO	4.000%	6/1/28	5,160	5,799
	Shelby County TN GO	5.000%	3/1/26	1,165	1,249
	Shelby County TN GO	5.000%	4/1/30	7,865	10,021
	Shelby County TN GO	5.000%	4/1/30	4,080	5,198
	Shelby County TN GO	5.000%	4/1/31	5,590	7,080
	Shelby County TN GO	3.125%	4/1/32	6,145	6,523
	Shelby County TN GO	4.000%	4/1/32	5,705	6,599
	Shelby County TN GO	3.125%	4/1/33	6,465	6,815
	Shelby County TN GO	4.000%	4/1/33	6,055	6,956
	Shelby County TN GO	4.000%	4/1/35	7,200	8,205
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/25	1,365	1,556
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare)	5.000%	5/1/28	1,490	1,740
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur Healthcare) VRDO	0.200%	5/1/20 (4)	45,840	45,840
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	96,550	107,413
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	340	351
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,175	10,593
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,975	11,762
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	5,915	6,449
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,309
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,240	2,508
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	19,978
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	67,185	69,779
[1]	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	46,990	49,950
	Tennessee GO	5.000%	8/1/20	2,200	2,223
	Tennessee GO	5.000%	8/1/22	2,000	2,179
	Tennessee GO	5.000%	8/1/22	3,000	3,269
	Tennessee GO	5.000%	8/1/23	3,630	4,088
	Tennessee GO	5.000%	9/1/27	2,000	2,320
	Tennessee GO	5.000%	9/1/27	4,300	4,987
	Tennessee GO	5.000%	9/1/28	1,850	2,142
	Tennessee GO	5.000%	9/1/30	1,180	1,361
	Tennessee GO	5.000%	9/1/31	1,150	1,325
	Tennessee GO	5.000%	9/1/36	5,005	6,049
	Tennessee GO	5.000%	9/1/37	5,005	6,032
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	625	642
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,105	3,404
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,580	4,051
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,560	2,977
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,825
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,392
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,680
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,803
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,618
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,720
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/32	3,860	4,892

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33		4,185	4,888
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34		1,150	1,309
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/37		570	707
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/39		5,480	6,758
Williamson County TN GO	5.000%	4/1/25		2,010	2,376
Williamson County TN GO	5.000%	4/1/26		2,140	2,598
Williamson County TN GO	4.000%	5/1/27		3,000	3,242
Wilson County TN GO	5.000%	4/1/25		3,435	4,055
					745,956
Texas (8.8%)
Alamo Heights TX Independent School District GO	4.000%	2/1/30		830	949
Alamo Heights TX Independent School District GO	4.000%	2/1/31		810	918
Alamo TX Community College District GO	5.000%	8/15/37		3,000	3,572
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26		2,670	3,135
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27		1,500	1,758
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29		3,090	3,595
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31		3,055	3,525
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33		3,755	4,303
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34		3,945	4,511
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35		4,140	4,721
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36		4,350	4,949
Aldine TX Independent School District GO	5.000%	2/15/28		1,945	2,276
Aldine TX Independent School District GO	5.000%	2/15/28		8,000	9,362
Aldine TX Independent School District GO	4.000%	2/15/31		12,120	13,334
Aldine TX Independent School District GO	4.000%	2/15/32		12,660	13,874
Aldine TX Independent School District GO	5.000%	2/15/37		1,065	1,281
Alief TX Independent School District GO	5.000%	2/15/23		2,600	2,875
Alief TX Independent School District GO	5.000%	2/15/26		2,635	3,164
Alief TX Independent School District GO	4.000%	2/15/29		2,780	3,154
Allen TX Independent School District GO	5.000%	2/15/24		1,200	1,367
Allen TX Independent School District GO	5.000%	2/15/31		1,070	1,261
Allen TX Independent School District GO	5.000%	2/15/32		1,000	1,175
Alvin TX Independent School District GO	5.000%	2/15/29		5,440	6,515
Alvin TX Independent School District GO	4.000%	2/15/30		11,090	12,082
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/27		240	293
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/28		300	371
Arlington TX Higher Education Finance Corp. Revenue	5.000%	8/15/29		235	295
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/30		500	580
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/31		515	594
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/32		310	355
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/33		380	432
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/34		330	374
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/36		375	421
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/37		1,100	1,231
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/38		900	1,004
Arlington TX Higher Education Finance Corp. Revenue	4.000%	8/15/39		470	523
Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/35		1,600	1,810
Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/36		1,250	1,408
Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/37		1,500	1,683
Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/38		1,875	2,097
Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/39		1,625	1,813
Arlington TX Independent School District GO	5.000%	2/15/24		4,560	5,211
Arlington TX Independent School District GO	5.000%	2/15/27		1,000	1,195
Arlington TX Independent School District GO	5.000%	2/15/29		1,560	1,862
Arlington TX Special Tax Revenue	5.000%	2/15/27	(15)	1,345	1,555
Arlington TX Special Tax Revenue	5.000%	2/15/28	(15)	750	877
Arlington TX Special Tax Revenue	5.000%	2/15/29	(15)	1,000	1,159
Arlington TX Special Tax Revenue	5.000%	2/15/30	(15)	1,000	1,152
Arlington TX Special Tax Revenue	5.000%	2/15/31	(15)	1,565	1,793
Arlington TX Special Tax Revenue	5.000%	2/15/33	(15)	1,700	1,924
Arlington TX Special Tax Revenue	5.000%	2/15/34	(15)	3,000	3,384
Arlington TX Special Tax Revenue	5.000%	2/15/35	(4)	3,300	3,774
Arlington TX Special Tax Revenue	5.000%	2/15/35	(15)	3,235	3,635
Arlington TX Special Tax Revenue	5.000%	2/15/36	(4)	4,595	5,227
Arlington TX Special Tax Revenue	5.000%	2/15/36	(15)	3,850	4,309
Arlington TX Special Tax Revenue	5.000%	2/15/37	(4)	2,800	3,173
Arlington TX Special Tax Revenue	5.000%	2/15/37	(15)	4,000	4,462
Arlington TX Special Tax Revenue	5.000%	2/15/38	(4)	5,035	5,689
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/25		700	694
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26		750	741
Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/26		715	701

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27		2,030	1,997
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/27		550	536
	Austin TX Airport System Revenue	5.000%	11/15/33		2,035	2,306
	Austin TX Airport System Revenue	5.000%	11/15/34		2,200	2,486
	Austin TX Airport System Revenue	5.000%	11/15/37		4,500	5,040
	Austin TX Airport System Revenue	5.000%	11/15/41		1,000	1,111
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23		1,250	1,401
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24		1,015	1,171
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25		1,535	1,818
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26		1,035	1,218
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28		1,750	2,052
	Austin TX Electric Utility System Revenue	5.000%	11/15/25		4,750	5,214
	Austin TX Electric Utility System Revenue	4.000%	11/15/29		3,000	3,195
	Austin TX Electric Utility System Revenue	5.000%	11/15/30		1,525	1,962
	Austin TX Electric Utility System Revenue	4.000%	11/15/31		10,645	11,316
[2]	Austin TX Electric Utility System Revenue	5.000%	11/15/32		1,690	2,146
	Austin TX Electric Utility System Revenue	5.000%	11/15/33		6,030	7,138
	Austin TX Electric Utility System Revenue	5.000%	11/15/33		1,500	1,896
	Austin TX Electric Utility System Revenue	5.000%	11/15/34		3,935	4,650
	Austin TX Electric Utility System Revenue	5.000%	11/15/34		1,515	1,907
	Austin TX Electric Utility System Revenue	5.000%	11/15/35		3,025	3,555
	Austin TX Electric Utility System Revenue	5.000%	11/15/35		2,000	2,505
[2]	Austin TX Electric Utility System Revenue	5.000%	11/15/36		2,060	2,569
	Austin TX Electric Utility System Revenue	5.000%	11/15/37		3,000	3,726
	Austin TX Electric Utility System Revenue	5.000%	11/15/38		2,020	2,501
	Austin TX Electric Utility System Revenue	5.000%	11/15/39		4,750	5,866
	Austin TX GO	5.000%	9/1/26		10,000	11,945
	Austin TX GO	5.000%	9/1/27		6,530	7,946
	Austin TX GO	5.000%	9/1/29		2,855	3,306
	Austin TX GO	5.000%	9/1/30		1,240	1,433
	Austin TX GO	5.000%	9/1/31		2,140	2,471
	Austin TX GO	5.000%	9/1/33		4,315	4,973
	Austin TX Independent School District GO	5.000%	8/1/24	(Prere.)	1,225	1,435
	Austin TX Independent School District GO	4.000%	8/1/33		9,000	10,079
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	(ETM)	350	373
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30		5,000	5,448
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/31		4,000	4,349
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/32		10,705	12,067
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/33		11,410	12,843
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		5,615	6,655
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34		12,075	13,678
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		7,900	9,437
	Beaumont TX Independent School District GO	5.000%	2/15/26		1,560	1,879
	Beaumont TX Independent School District GO	3.000%	2/15/31		1,500	1,582
	Bexar County TX GO	5.000%	6/15/20		3,400	3,417
	Bexar County TX GO	5.000%	6/15/23	(Prere.)	41,500	46,781
	Bexar County TX GO	5.000%	6/15/27		5,000	6,072
	Bexar County TX GO	5.000%	6/15/28		3,520	4,268
	Bexar County TX GO	5.000%	6/15/29		4,600	5,557
	Bexar County TX GO	5.000%	6/15/32		5,000	5,762
	Bexar County TX GO	4.000%	6/15/33		2,750	3,106
	Bexar County TX GO	4.000%	6/15/34		2,000	2,254
	Bexar County TX GO	4.000%	6/15/34		3,020	3,412
	Bexar County TX GO	4.000%	6/15/34		1,260	1,420
	Bexar County TX GO	4.000%	6/15/35		2,250	2,561
	Bexar County TX GO	4.000%	6/15/36		6,080	6,893
	Bexar County TX GO	4.000%	6/15/36		1,760	1,995
	Bexar County TX GO	5.000%	6/15/36		3,550	4,242
	Bexar County TX GO	4.000%	6/15/37		3,985	4,503
	Bexar County TX GO	4.000%	6/15/37		5,925	6,695
	Bexar County TX GO	4.000%	6/15/37		3,315	3,697
	Bexar County TX GO	4.000%	6/15/38		9,130	10,287
	Bexar County TX GO	4.000%	6/15/38		2,860	3,222
	Bexar County TX GO	4.000%	6/15/39		3,300	3,708
	Bexar County TX GO	4.000%	6/15/40		2,000	2,242
	Bexar County TX Hospital District GO	5.000%	2/15/25		1,630	1,912
	Bexar County TX Hospital District GO	5.000%	2/15/26		2,220	2,667
	Bexar County TX Hospital District GO	5.000%	2/15/29		1,000	1,101
	Bexar County TX Hospital District GO	5.000%	2/15/30		1,895	2,085
	Bexar County TX Hospital District GO	5.000%	2/15/31		1,895	2,199
	Bexar County TX Hospital District GO	5.000%	2/15/32		2,750	3,189

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20		6,450	6,472
Canyon TX Independent School District GO	5.000%	2/15/26		2,500	3,006
Carrollton TX GO	5.000%	8/15/22		1,070	1,166
Carrollton TX GO	5.000%	8/15/23		1,455	1,639
Carrollton TX GO	5.000%	8/15/24		1,250	1,450
Carrollton-Farmers Branch TX Independent School District GO	5.000%	2/15/26		1,000	1,203
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21		1,170	1,200
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21	(Prere.)	4,000	4,131
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22		750	797
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23		725	759
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		2,375	2,521
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24		1,180	1,252
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25		4,650	3,950
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25		1,350	1,450
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26		6,490	5,303
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27		7,850	6,164
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27		2,900	3,162
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28		5,500	4,138
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28		1,275	1,384
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29		5,220	3,749
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30		4,355	2,980
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		2,825	3,058
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30		1,000	1,081
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31		4,880	3,195
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31		1,275	1,374
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32		1,985	2,135
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		4,000	2,396
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		2,000	2,149
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		3,500	3,650
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,440	1,541
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,310	1,406
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34		4,000	2,293
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,245	1,330
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		3,700	3,969
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,355	1,452
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35		4,950	2,704
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		2,500	2,666
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		3,350	3,587
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		2,000	2,138
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36		3,250	3,474
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37		5,525	2,729
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38		3,500	1,637
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39		4,500	2,009
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40		5,700	2,426
Clear Creek TX Independent School District GO	5.000%	2/15/31		3,750	4,444
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25		5,080	5,250
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26		4,305	4,449
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27		5,995	6,196
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28		6,180	6,387
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,190	3,297
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30		6,535	6,754
College of the Mainland TX GO	4.000%	8/15/30		510	601
College of the Mainland TX GO	4.000%	8/15/31		795	925
College of the Mainland TX GO	4.000%	8/15/32		560	646
College of the Mainland TX GO	4.000%	8/15/33		500	574
College of the Mainland TX GO	4.000%	8/15/34		635	726
College of the Mainland TX GO	4.000%	8/15/35		500	569
College of the Mainland TX GO	4.000%	8/15/36		1,000	1,132
College of the Mainland TX GO	4.000%	8/15/37		750	846
College of the Mainland TX GO	4.000%	8/15/38		750	842
College of the Mainland TX GO	4.000%	8/15/39		1,680	1,865
College of the Mainland TX GO	4.000%	8/15/40		895	989
Colorado River TX Municipal Water District Revenue	5.000%	1/1/26		1,715	2,056
Comal TX Independent School District GO	5.000%	2/1/26		3,410	4,103
Comal TX Independent School District GO	5.000%	2/1/27		6,440	7,721
Comal TX Independent School District GO	5.000%	2/1/29		7,245	8,638
Conroe TX GO	5.000%	11/15/26		930	1,140
Conroe TX GO	5.000%	11/15/27		1,015	1,271
Conroe TX GO	5.000%	11/15/28		1,715	2,185
Conroe TX Independent School District GO	5.000%	2/15/25		1,650	1,932
Conroe TX Independent School District GO	5.000%	2/15/28		7,810	9,339

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Coppell TX Independent School District GO	5.000%	8/15/23		3,255	3,666
Coppell TX Independent School District GO	5.000%	8/15/24		3,230	3,747
Coppell TX Independent School District GO	5.000%	8/15/26		1,345	1,643
Corpus Christi TX GO	4.000%	3/1/21		3,000	3,077
Corpus Christi TX GO	5.000%	3/1/24		6,180	7,029
Corpus Christi TX GO	5.000%	3/1/25		2,190	2,560
Corpus Christi TX GO	5.000%	3/1/29		5,235	5,773
Corpus Christi TX GO	5.000%	3/1/30		5,495	6,054
Corpus Christi TX GO	5.000%	3/1/31		5,770	6,348
Corpus Christi TX Independent School District GO	4.000%	8/15/33		3,500	4,007
Corpus Christi TX Independent School District GO	4.000%	8/15/35		2,000	2,278
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23		9,830	10,872
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		5,015	5,884
Dallas County TX Community College District GO	5.000%	2/15/26		3,440	4,109
Dallas County TX Community College District GO	5.000%	2/15/27		3,610	4,414
Dallas County TX GO	5.000%	8/15/25		3,575	4,263
Dallas County TX Hospital District GO	5.000%	8/15/23		3,000	3,362
Dallas County TX Hospital District GO	5.000%	8/15/27		6,745	8,308
Dallas County TX Hospital District GO	5.000%	8/15/31		15,395	18,915
Dallas County TX Hospital District GO	5.000%	8/15/32		14,520	17,718
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24		8,000	9,091
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25		8,390	9,798
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26		8,060	9,643
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27		8,265	10,113
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	(Prere.)	2,295	2,544
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	(Prere.)	1,195	1,325
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	(Prere.)	2,160	2,394
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25		7,950	9,271
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27		5,105	6,368
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30		9,010	11,383
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33		6,000	7,399
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33		11,485	13,032
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34		2,280	2,677
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35		1,300	1,491
Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37		7,000	7,577
Dallas TX Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38		5,000	5,399
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23	(12)	9,880	9,909
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24	(12)	8,345	8,370
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25	(12)	5,050	5,065
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26	(12)	1,650	1,655
Dallas TX Convention Center Hotel Development Corp. Revenue	0.000%	1/1/25		6,555	5,439
Dallas TX Convention Center Hotel Development Corp. Revenue	0.000%	1/1/26		3,070	2,440
Dallas TX GO	5.000%	2/15/22	(ETM)	45	48
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21		10,000	10,575
Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31		3,000	3,456
Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/32		4,870	5,592
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/36		5,010	5,852
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28		7,335	7,445
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28		2,235	2,467
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29		6,360	6,451
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29		14,950	16,456
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		6,680	6,773
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		14,195	15,153
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30		12,545	13,773
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31		7,775	8,284
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32		5,785	6,152
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33		9,040	9,603
Denton County TX GO	5.000%	7/15/21		1,515	1,585
Denton County TX GO	5.000%	7/15/24		1,610	1,851
Denton County TX GO	5.000%	7/15/25		1,605	1,896
Denton County TX GO	4.000%	7/15/32		3,025	3,362
Denton County TX GO	4.000%	7/15/33		2,000	2,219
Denton TX Independent School District GO	5.000%	8/15/30		7,775	9,245
Denton TX Independent School District GO	5.000%	8/15/32		2,150	2,515
Denton TX Independent School District GO	5.000%	8/15/37		1,360	1,632
Dickinson TX Independent School District GO	5.000%	2/15/32		3,135	3,504
Dripping Springs TX Independent School District GO	4.000%	2/15/29		1,895	2,105
Dripping Springs TX Independent School District GO	4.000%	2/15/30		3,000	3,327
Duncanville TX Independent School District GO	5.000%	2/15/30		10,785	12,529
Duncanville TX Independent School District GO	5.000%	2/15/31		11,120	12,885
El Paso TX GO	5.000%	8/15/28		1,000	1,264

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	El Paso TX GO	5.000%	8/15/28	1,440	1,820
	El Paso TX GO	5.000%	8/15/29	1,005	1,216
	El Paso TX GO	5.000%	8/15/29	1,265	1,625
	El Paso TX GO	5.000%	8/15/29	1,395	1,792
[2]	El Paso TX GO	5.000%	8/15/29	780	1,002
	El Paso TX GO	4.000%	8/15/30	3,480	3,932
	El Paso TX GO	5.000%	8/15/30	1,000	1,275
	El Paso TX GO	5.000%	8/15/30	1,050	1,339
[2]	El Paso TX GO	5.000%	8/15/30	620	790
	El Paso TX GO	5.000%	8/15/31	1,300	1,643
[2]	El Paso TX GO	5.000%	8/15/31	650	821
	El Paso TX GO	5.000%	8/15/31	4,050	4,845
	El Paso TX GO	5.000%	8/15/32	1,500	1,877
	El Paso TX GO	5.000%	8/15/32	1,000	1,251
[2]	El Paso TX GO	5.000%	8/15/32	680	851
	El Paso TX GO	5.000%	8/15/32	3,625	4,317
	El Paso TX GO	5.000%	8/15/33	1,250	1,551
	El Paso TX GO	5.000%	8/15/33	1,500	1,862
	El Paso TX GO	5.000%	8/15/34	4,570	5,404
	El Paso TX GO	4.000%	8/15/35	1,000	1,135
	El Paso TX GO	4.000%	8/15/35	1,000	1,135
	El Paso TX GO	5.000%	8/15/35	4,795	5,648
	El Paso TX GO	4.000%	8/15/36	1,000	1,127
	El Paso TX GO	4.000%	8/15/36	1,000	1,127
	El Paso TX GO	5.000%	8/15/36	4,000	4,696
	El Paso TX GO	5.000%	8/15/36	5,035	5,912
	El Paso TX GO	5.000%	8/15/36	1,000	1,111
	El Paso TX GO	4.000%	8/15/37	500	563
	El Paso TX GO	4.000%	8/15/37	1,110	1,250
	El Paso TX GO	4.000%	8/15/38	1,155	1,296
	El Paso TX GO	4.000%	8/15/39	1,000	1,119
	El Paso TX GO	4.000%	8/15/40	1,000	1,116
	El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,386
	El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,919
	El Paso TX Independent School District GO	5.000%	8/15/37	3,050	3,601
	El Paso TX Independent School District GO	5.000%	8/15/38	1,700	2,001
	El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29	2,150	2,482
	El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,200	1,407
	El Paso TX Water & Sewer Revenue	4.000%	3/1/32	1,150	1,299
	El Paso TX Water & Sewer Revenue	4.000%	3/1/33	2,100	2,347
	El Paso TX Water & Sewer Revenue	4.000%	3/1/34	1,700	1,892
	Fort Bend County TX GO	5.000%	3/1/21	5,495	5,683
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,846
	Fort Bend TX Independent School District GO	5.000%	2/15/26	7,870	9,411
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,622
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,439
	Frisco TX GO	5.000%	2/15/26	2,790	3,281
	Frisco TX GO	5.000%	2/15/27	5,475	6,591
	Frisco TX GO	5.000%	2/15/29	2,505	3,008
	Frisco TX Independent School District GO	5.000%	8/15/22	5,000	5,452
	Frisco TX Independent School District GO	5.000%	8/15/23	2,025	2,281
	Frisco TX Independent School District GO	5.000%	8/15/24	2,195	2,547
	Frisco TX Independent School District GO	5.000%	8/15/25	4,545	5,415
	Frisco TX Independent School District GO	5.000%	8/15/25	2,000	2,383
	Frisco TX Independent School District GO	5.000%	8/15/26	3,430	4,183
	Frisco TX Independent School District GO	5.000%	8/15/27	3,635	4,483
	Frisco TX Independent School District GO	4.000%	8/15/30	4,075	4,674
	Frisco TX Independent School District GO	4.000%	8/15/32	3,730	4,236
	Galena Park TX Independent School District GO	5.000%	8/15/25	1,415	1,672
	Galena Park TX Independent School District GO	5.000%	8/15/26	1,050	1,270
	Galena Park TX Independent School District GO	5.000%	8/15/27	1,825	2,258
	Galena Park TX Independent School District GO	5.000%	8/15/28	1,825	2,291
	Galena Park TX Independent School District GO	5.000%	8/15/36	2,850	3,440
	Galena Park TX Independent School District GO	5.000%	8/15/37	2,830	3,406
	Galveston County TX GO	4.000%	2/1/26	1,575	1,801
	Galveston County TX GO	4.000%	2/1/27	1,565	1,815
	Galveston County TX GO	4.000%	2/1/28	1,460	1,686
	Galveston County TX GO	4.000%	2/1/29	1,040	1,193
	Galveston County TX GO	5.000%	2/1/30	1,195	1,449
	Galveston County TX GO	4.000%	2/1/32	1,195	1,342
	Garland TX Electric Utility System Revenue	5.000%	3/1/31	1,095	1,366

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Garland TX Electric Utility System Revenue	5.000%	3/1/32		1,355	1,677
	Garland TX Electric Utility System Revenue	5.000%	3/1/33		2,010	2,469
	Garland TX Electric Utility System Revenue	5.000%	3/1/34		1,250	1,529
	Garland TX Electric Utility System Revenue	5.000%	3/1/35		1,115	1,358
	Garland TX Electric Utility System Revenue	5.000%	3/1/36		1,000	1,212
	Garland TX Electric Utility System Revenue	5.000%	3/1/37		1,000	1,208
	Garland TX Independent School District GO	5.000%	2/15/22		3,000	3,217
	Garland TX Independent School District GO	5.000%	2/15/26		4,125	4,827
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.500%	10/1/23	(Prere.)	4,780	5,525
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/37		5,000	5,963
[3]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.200% coupon rate effective 10/1/2023	0.000%	10/1/31		2,890	3,168
[3]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.300% coupon rate effective 10/1/2023	0.000%	10/1/32		5,340	5,833
[3]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.400% coupon rate effective 10/1/2023	0.000%	10/1/33		18,100	19,746
	Grand Parkway Transportation Corp. Texas BAN	5.000%	2/1/23		69,800	74,407
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26		3,315	3,935
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28		3,000	3,547
	Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/32		2,325	2,726
[1]	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	0.230%	5/7/20		44,410	44,410
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/28		3,010	3,639
	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System)	5.000%	12/1/29		3,500	4,270
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	0.160%	5/1/20		6,000	6,000
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23		2,065	2,301
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24		3,170	3,627
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28		3,110	3,606
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29		7,340	8,473
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30		2,185	2,506
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/26		1,050	1,276
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/27		1,000	1,240
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/28		1,045	1,288
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/29		1,205	1,476
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/31		1,500	1,814
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32		1,725	1,900
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34		8,415	9,200
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/35		1,300	1,416
	Harris County TX Flood Control District GO	5.000%	10/1/26		6,025	6,935
	Harris County TX Flood Control District GO	5.000%	10/1/27		5,020	5,767
	Harris County TX Flood Control District GO	5.000%	10/1/28		3,000	3,441
	Harris County TX Flood Control District GO	5.000%	10/1/29		10,000	11,748
	Harris County TX Flood Control District GO	5.000%	10/1/29		2,000	2,290
[2]	Harris County TX Flood Control District GO	4.000%	10/1/38		5,010	5,579
	Harris County TX Flood Control District Revenue	5.000%	10/1/32		5,015	6,084
	Harris County TX Flood Control District Revenue	4.000%	10/1/35		4,115	4,636
	Harris County TX Flood Control District Revenue	4.000%	10/1/36		5,865	6,576
	Harris County TX GO	5.000%	10/1/20		1,020	1,038
	Harris County TX GO	5.000%	10/1/25		5,755	6,880
	Harris County TX GO	5.000%	10/1/25		8,180	9,769
	Harris County TX GO	5.000%	8/15/26		3,010	3,653
	Harris County TX GO	5.000%	10/1/27		6,335	7,562
	Harris County TX GO	5.000%	10/1/28		6,660	7,946
	Harris County TX GO	5.000%	10/1/29		6,490	7,740
	Harris County TX GO	5.000%	10/1/30		5,405	6,436
	Harris County TX GO	5.000%	8/15/34		3,120	3,620
	Harris County TX GO	5.000%	10/1/34		2,700	3,264
	Harris County TX GO	5.000%	10/1/35		4,215	4,961
	Harris County TX GO	5.000%	10/1/36		6,545	7,693
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.160%	5/1/20		14,805	14,805
	Harris County TX Hospital District Revenue	5.000%	2/15/28		1,860	2,110
[4]	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	0.320%	5/7/20		7,745	7,745
	Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)(ETM)	5,220	5,004
	Harris County TX Sports Authority Revenue	0.000%	11/15/23	(14)	1,780	1,607
	Harris County TX Sports Authority Revenue	5.000%	11/15/24		2,025	2,057
	Harris County TX Sports Authority Revenue	5.000%	11/15/25		1,000	1,013
	Harris County TX Sports Authority Revenue	5.000%	11/15/26		1,000	1,011
	Harris County TX Sports Authority Revenue	5.000%	11/15/27		1,530	1,544

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Harris County TX Sports Authority Revenue	5.000%	11/15/28		5,160	5,192
	Harris County TX Sports Authority Revenue	5.000%	11/15/29		12,015	12,045
	Harris County TX Sports Authority Revenue	5.000%	11/15/30		5,025	5,019
	Harris County TX Toll Road Revenue	5.000%	8/15/25		3,475	3,769
	Harris County TX Toll Road Revenue	5.000%	8/15/27		22,185	24,084
	Harris County TX Toll Road Revenue	5.000%	8/15/32		4,170	4,964
	Hays County TX GO	5.000%	2/15/26		1,145	1,373
	Hays County TX GO	5.000%	2/15/26		1,260	1,511
	Hays County TX GO	5.000%	2/15/27		1,105	1,356
	Hays County TX GO	5.000%	2/15/28		1,010	1,240
	Hays County TX GO	5.000%	2/15/28		1,695	2,080
	Hays County TX GO	5.000%	2/15/29		1,830	2,236
	Hays County TX GO	5.000%	2/15/29		1,615	1,974
	Hays County TX GO	5.000%	2/15/30		1,760	2,140
	Hays County TX GO	5.000%	2/15/30		2,175	2,645
	Hays County TX GO	5.000%	2/15/31		1,910	2,311
	Hays County TX GO	5.000%	2/15/31		1,590	1,924
	Hays County TX GO	5.000%	2/15/32		1,780	2,140
	Hays County TX GO	5.000%	2/15/34		1,035	1,234
	Highland Park TX Independent School District GO	5.000%	2/15/24		1,570	1,792
	Highland Park TX Independent School District GO	5.000%	2/15/26		3,000	3,613
	Houston TX Airport System Revenue	5.000%	7/1/26		3,000	3,113
	Houston TX Airport System Revenue	5.000%	7/1/26		4,650	5,417
	Houston TX Airport System Revenue	5.000%	7/1/27		3,660	4,336
	Houston TX Airport System Revenue	5.000%	7/1/32		2,865	3,347
	Houston TX Airport System Revenue	5.000%	7/1/33		3,010	3,500
	Houston TX Airport System Revenue	5.000%	7/1/34		5,500	6,375
	Houston TX Airport System Revenue	5.000%	7/1/35		4,450	5,136
	Houston TX Airport System Revenue	5.000%	7/1/36		10,000	11,497
	Houston TX Airport System Revenue	5.000%	7/1/37		5,500	6,303
	Houston TX Combined Utility System Revenue	5.000%	11/15/24		1,055	1,195
	Houston TX Community College System GO	5.000%	2/15/29		3,635	3,980
	Houston TX GO	5.000%	3/1/21		2,000	2,067
	Houston TX GO	5.000%	3/1/22		12,250	13,145
	Houston TX GO	5.000%	3/1/22	(Prere.)	8,345	8,972
	Houston TX GO	5.000%	3/1/22	(Prere.)	8,335	8,985
	Houston TX GO	5.000%	3/1/22		5,000	5,365
	Houston TX GO	5.000%	3/1/23		4,000	4,433
	Houston TX GO	5.000%	3/1/24		1,860	2,124
	Houston TX GO	5.000%	3/1/25		1,600	1,878
	Houston TX GO	5.000%	3/1/26		10,000	12,033
	Houston TX GO	5.000%	3/1/26		10,000	11,390
	Houston TX GO	5.000%	3/1/27		6,025	7,419
	Houston TX GO	5.000%	3/1/27		9,750	11,474
	Houston TX GO	5.000%	3/1/28		10,000	12,015
	Houston TX GO	5.000%	3/1/29		6,000	7,189
	Houston TX GO	5.000%	3/1/30		4,000	4,529
	Houston TX GO	5.000%	3/1/31		5,180	6,034
	Houston TX GO	5.000%	3/1/32		3,840	4,455
	Houston TX GO	4.000%	3/1/33		5,000	5,555
	Houston TX GO	4.000%	3/1/34		5,000	5,532
	Houston TX GO	4.000%	3/1/35		3,000	3,321
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21	(2)	22,720	22,174
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26		1,650	1,625
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28		2,100	2,068
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29		1,520	1,497
	Houston TX Independent School District GO	5.000%	2/15/21		15,920	16,428
	Houston TX Independent School District GO	5.000%	2/15/22		2,000	2,143
	Houston TX Independent School District GO	5.000%	2/15/26		1,855	2,226
[2]	Houston TX Independent School District GO	5.000%	2/15/27		10,605	12,688
	Houston TX Independent School District GO	5.000%	2/15/28		22,100	27,227
	Houston TX Independent School District GO	4.000%	2/15/29		9,650	10,577
	Houston TX Independent School District GO	4.000%	2/15/30		17,925	19,619
	Houston TX Independent School District GO	4.000%	2/15/31		9,645	10,316
	Houston TX Independent School District GO	4.000%	2/15/32		4,000	4,537
	Houston TX Independent School District GO	5.000%	2/15/34		1,240	1,487
	Houston TX Utility System Revenue	5.000%	5/15/21		2,945	3,069
	Houston TX Utility System Revenue	5.000%	5/15/23		7,325	8,175
	Houston TX Utility System Revenue	5.000%	11/15/23		3,025	3,429
	Houston TX Utility System Revenue	5.000%	5/15/24		9,595	11,026
	Houston TX Utility System Revenue	5.000%	5/15/25		6,080	6,995

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Houston TX Utility System Revenue	5.000%	11/15/26		3,095	3,791
Houston TX Utility System Revenue	5.000%	11/15/26		3,675	4,502
Houston TX Utility System Revenue	5.000%	5/15/27		6,550	7,516
Houston TX Utility System Revenue	5.000%	11/15/27		6,050	7,038
Houston TX Utility System Revenue	5.000%	11/15/27		1,635	2,047
Houston TX Utility System Revenue	5.000%	11/15/30		15,120	18,176
Houston TX Utility System Revenue	4.000%	11/15/31		17,535	19,942
Houston TX Utility System Revenue	5.250%	11/15/33		10,000	12,237
Houston TX Utility System Revenue	5.000%	11/15/34		3,800	4,322
Houston TX Utility System Revenue	5.000%	11/15/35		36,750	43,357
Houston TX Utility System Revenue	5.000%	11/15/36		5,185	6,303
Humble TX Independent School District GO	5.000%	2/15/21		5,575	5,755
Humble TX Independent School District GO	5.500%	2/15/24		14,235	16,546
Humble TX Independent School District GO	4.000%	2/15/28		5,090	5,664
Hurst-Euless-Bedford TX Independent School District GO	4.000%	8/15/22		2,545	2,720
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/22		3,290	3,590
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/23		1,115	1,255
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/24		1,250	1,450
Hurst-Euless-Bedford TX Independent School District GO	5.000%	8/15/26		14,250	17,264
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27		120	122
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28		145	146
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29		155	155
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30		200	199
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31		145	143
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32		150	146
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33		150	145
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34		150	144
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35		175	167
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36		250	236
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37		250	234
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38		300	279
Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39		300	277
Judson TX Independent School District	5.000%	2/1/25		1,070	1,257
Katy TX Independent School District GO	5.000%	2/15/25		2,560	3,002
Katy TX Independent School District GO	5.000%	2/15/26		2,090	2,448
Katy TX Independent School District GO	5.000%	2/15/34		7,560	8,912
Keller TX Independent School District GO	5.000%	8/15/26		5,155	6,033
Keller TX Independent School District GO	4.000%	8/15/29		2,900	3,275
Keller TX Independent School District GO	5.000%	2/15/34		5,000	5,811
Kemp TX Independent School District GO	4.000%	2/15/30		1,650	1,791
Klein TX Independent School District GO	4.000%	8/1/27		3,970	4,451
Klein TX Independent School District GO	5.000%	8/1/35		2,000	2,379
Klein TX Independent School District GO	5.000%	8/1/37		3,000	3,554
La Joya TX Independent School District GO	5.000%	2/15/24		2,985	3,239
Lake Dallas TX Independent School District GO	4.000%	8/15/30		975	1,135
Lake Dallas TX Independent School District GO	4.000%	8/15/31		1,115	1,288
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	2,665	2,753
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		5,060	5,924
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25		1,375	1,470
Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		2,020	2,427
Lamar TX Consolidated Independent School District GO	5.000%	2/15/26		4,500	5,289
Lamar TX Consolidated Independent School District GO	5.000%	2/15/27		2,425	2,985
Lamar TX Consolidated Independent School District GO	5.000%	2/15/28		4,220	5,208
Lancaster TX Independent School District GO	4.000%	2/15/33		1,000	1,128
Laredo TX Community College District GO	5.000%	8/1/22		1,500	1,625
Laredo TX Community College District GO	5.000%	8/1/30		2,000	2,287
Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,708
Laredo TX Independent School District GO	4.000%	8/1/29		2,905	3,195
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/28		200	246
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/29		200	245
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/30		215	262
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/31		250	302
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/32		270	324
Laredo TX Waterworks Sewer System Revenue	5.000%	3/1/33		225	268
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/34		300	336
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/35		230	257
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/36		325	361
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/37		400	443
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/38		375	414
Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/39		375	413
Leander TX Independent School District GO	0.000%	8/16/24		8,500	7,962

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Leander TX Independent School District GO	0.000%	8/16/25		10,000	9,172
	Leander TX Independent School District GO	5.000%	8/15/30		5,420	6,378
	Lewisville TX Independent School District GO	4.000%	8/15/27		4,535	5,135
	Lone Star College System Texas GO	5.000%	2/15/21		3,650	3,768
	Lone Star College System Texas GO	5.000%	2/15/21		1,140	1,177
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/29		10,000	10,381
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		10,000	10,028
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30		4,000	4,152
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/32		13,955	15,293
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/32		6,755	8,548
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/33		8,500	9,302
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		1,195	1,364
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/24		2,345	2,676
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/25		1,440	1,686
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/27		5,300	6,048
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28		4,500	5,127
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/29		4,470	5,076
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		3,010	3,303
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		1,635	1,887
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		1,375	1,615
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/32		1,420	1,630
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34		2,000	2,399
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/35		3,060	3,633
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.) TOB VRDO	0.320%	5/7/20		7,970	7,970
	Lubbock TX GO	5.000%	2/15/21	(Prere.)	4,120	4,258
	Lubbock TX GO	5.000%	2/15/21	(Prere.)	5,735	5,927
	Lubbock TX GO	5.000%	2/15/21	(Prere.)	4,335	4,480
	Lubbock TX GO	5.000%	2/15/21	(Prere.)	6,660	6,883
	Lubbock TX GO	5.000%	2/15/23		700	750
	Lubbock TX GO	4.000%	2/15/31		1,525	1,713
	Lubbock TX GO	4.000%	2/15/32		1,425	1,594
	Lubbock TX GO	4.000%	2/15/33		1,000	1,114
	Mansfield TX Independent School District GO	5.000%	2/15/26		2,215	2,662
	Mansfield TX Independent School District GO	4.000%	2/15/29		6,000	6,464
	Mansfield TX Independent School District GO	4.000%	2/15/29		6,100	6,571
	Matagorda County TX Navigation District No. 1 Pollution Control Revenue (Central Power & Light Co. Project)	2.600%	11/1/29		10,000	9,517
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/30		1,000	848
	Mesquite TX Independent School District GO	5.000%	8/15/29		1,175	1,424
	Midway Independent School District GO (McLennan County)	4.000%	8/15/32		1,500	1,764
	Midway Independent School District GO (McLennan County)	4.000%	8/15/33		1,000	1,169
	Monahans-Wickett-Pyote TX Independent School District GO	4.000%	2/15/30		5,425	6,179
	Monahans-Wickett-Pyote TX Independent School District GO	4.000%	2/15/31		5,645	6,379
	Montgomery County TX GO	5.000%	3/1/31		16,450	19,581
	Montgomery County TX GO	5.000%	3/1/32		16,910	20,066
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/31		525	550
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/32		685	717
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/33		710	741
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/34		1,520	1,582
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/36		1,110	1,148
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/38		1,830	1,880
	Montgomery TX GO	4.000%	3/1/29		11,625	13,565
	Montgomery TX GO	4.000%	3/1/30		13,500	15,588
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/26		2,450	2,920
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/27		3,290	4,002

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/29		2,040	2,458
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/30		2,000	2,389
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/33		3,125	3,432
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/34		3,310	3,613
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/36		3,750	4,037
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/37		2,500	2,675
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	4.000%	11/15/26		2,000	1,835
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24		1,060	1,030
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29		1,695	1,598
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35		1,400	1,286
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s Health System of Texas Project)	4.000%	8/15/35		3,000	3,251
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/29		725	755
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/30		845	883
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/35		1,000	1,027
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/25		4,000	3,508
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/30		12,500	10,485
New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/35		15,900	12,928
North East TX Independent School District GO	4.000%	8/1/33		1,450	1,667
North East TX Independent School District GO	4.000%	8/1/35		1,250	1,422
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25		1,350	1,427
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26		1,415	1,505
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27		1,485	1,574
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28		1,560	1,646
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29		1,640	1,722
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30		1,470	1,536
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36		9,000	9,288
North Texas Municipal Water District Water System Revenue	5.000%	9/1/20		6,935	7,035
North Texas Municipal Water District Water System Revenue	5.000%	9/1/21		7,275	7,680
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22		6,000	6,568
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23		7,000	7,905
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	4,000	4,221
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	13,500	14,248
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	3,150	3,324
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	4,130	4,372
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	1,250	1,327
North Texas Tollway Authority System Revenue	5.000%	1/1/23		8,085	8,845
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,865	2,030
North Texas Tollway Authority System Revenue	6.250%	2/1/23		46,470	46,552
North Texas Tollway Authority System Revenue	5.000%	1/1/24		9,715	10,900
North Texas Tollway Authority System Revenue	5.000%	1/1/24		1,455	1,622
North Texas Tollway Authority System Revenue	5.000%	1/1/25		8,285	9,268
North Texas Tollway Authority System Revenue	5.000%	1/1/25		2,185	2,489
North Texas Tollway Authority System Revenue	5.000%	1/1/25		3,465	3,981
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,055	1,150
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,400	1,524
North Texas Tollway Authority System Revenue	5.000%	1/1/26		10,720	11,907
North Texas Tollway Authority System Revenue	5.000%	1/1/27		4,570	5,297
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,705	3,135
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,000	2,274
North Texas Tollway Authority System Revenue	5.000%	1/1/27		4,430	4,910
North Texas Tollway Authority System Revenue	5.000%	1/1/29		5,020	5,683
North Texas Tollway Authority System Revenue	5.000%	1/1/30		6,495	7,409
North Texas Tollway Authority System Revenue	5.000%	1/1/30		1,925	2,196
North Texas Tollway Authority System Revenue	5.000%	1/1/30		5,400	5,943

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		12,400	12,989
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		3,095	3,514
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		9,285	10,537
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		11,150	12,227
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		15,180	16,991
	North Texas Tollway Authority System Revenue	5.000%	1/1/31		5,020	5,619
	North Texas Tollway Authority System Revenue	4.000%	1/1/32		13,500	14,752
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		4,830	5,573
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		48,045	53,529
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		16,290	18,149
	North Texas Tollway Authority System Revenue	5.000%	1/1/32		3,615	4,087
	North Texas Tollway Authority System Revenue	4.000%	1/1/33		2,575	2,799
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		6,905	7,979
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		2,415	2,772
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		44,500	49,413
	North Texas Tollway Authority System Revenue	5.000%	1/1/33		10,225	11,354
	North Texas Tollway Authority System Revenue	4.000%	1/1/34	(4)	2,035	2,166
	North Texas Tollway Authority System Revenue	5.000%	1/1/34		4,275	4,924
	North Texas Tollway Authority System Revenue	5.000%	1/1/34		7,050	8,746
	North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,500	1,712
	North Texas Tollway Authority System Revenue	5.000%	1/1/34		33,000	36,567
	North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,500	1,684
	North Texas Tollway Authority System Revenue	4.000%	1/1/35	(4)	3,000	3,220
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		5,025	5,769
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		6,500	7,185
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		1,025	1,148
	North Texas Tollway Authority System Revenue	5.000%	1/1/35		2,130	2,444
	North Texas Tollway Authority System Revenue	4.000%	1/1/36		13,245	14,166
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	(4)	3,100	3,315
	North Texas Tollway Authority System Revenue	5.000%	1/1/36		7,045	8,060
	North Texas Tollway Authority System Revenue	5.000%	1/1/36		1,930	2,154
	North Texas Tollway Authority System Revenue	5.000%	1/1/36		2,955	3,366
	North Texas Tollway Authority System Revenue	4.000%	1/1/37		15,935	16,992
	North Texas Tollway Authority System Revenue	4.000%	1/1/37		37,490	40,634
	North Texas Tollway Authority System Revenue	4.000%	1/1/37		3,000	3,198
	North Texas Tollway Authority System Revenue	5.000%	1/1/37		10,000	11,408
	North Texas Tollway Authority System Revenue	4.000%	1/1/38		3,035	3,205
	North Texas Tollway Authority System Revenue	5.000%	1/1/38		11,285	13,051
	Northside Independent School District Texas GO	5.000%	2/15/23		3,130	3,473
	Northside Independent School District Texas GO	5.000%	6/15/23		3,015	3,382
	Northside Independent School District Texas GO	5.000%	2/15/24		5,090	5,829
	Northside Independent School District Texas GO	4.000%	6/1/27		3,645	3,853
	Northside Independent School District Texas GO	5.000%	6/15/27		2,390	2,906
	Northside Independent School District Texas GO	4.000%	6/1/28		3,020	3,187
	Northside Independent School District Texas GO	4.000%	6/1/24		3,345	3,544
	Northside Independent School District Texas GO	5.000%	6/15/25		3,000	3,351
	Northwest Independent School District Texas GO	5.000%	2/15/25		10,000	11,749
	Northwest Independent School District Texas GO	5.000%	2/15/26		6,380	7,483
[2]	Northwest Independent School District Texas GO	4.000%	2/15/37		3,125	3,590
[2]	Northwest Independent School District Texas GO	4.000%	2/15/39		2,410	2,756
[2]	Northwest Independent School District Texas GO	4.000%	2/15/40		1,500	1,713
	Odessa TX Junior College District GO	5.000%	8/15/26		770	932
	Odessa TX Junior College District GO	5.000%	8/15/28		660	814
	Odessa TX Junior College District GO	4.000%	8/15/35		2,170	2,379
	Odessa TX Junior College District GO	4.000%	8/15/36		1,000	1,092
	Odessa TX Junior College District GO	4.000%	8/15/37		2,885	3,140
	Pampa TX Independent School District GO	5.000%	8/15/32		1,000	1,173
	Pasadena TX GO	4.000%	2/15/29		1,000	1,115
	Pasadena TX GO	4.000%	2/15/30		1,765	1,962
	Pasadena TX Independent School District GO	5.000%	2/15/29		5,465	6,019
	Pearland TX Independent School District GO	5.000%	2/15/26		2,045	2,458
	Pearland TX Independent School District GO	5.000%	2/15/28		1,985	2,374
	Pearland TX Independent School District GO	5.000%	2/15/29		1,775	2,120
	Pearland TX Independent School District GO	5.000%	2/15/30		1,290	1,537
	Pearland TX Independent School District GO	4.000%	2/15/31		3,830	4,307
	Pearland TX Independent School District GO	5.000%	2/15/31		1,000	1,187
	Pflugerville TX Independent School District GO	5.000%	2/15/23		2,000	2,216
	Pflugerville TX Independent School District GO	5.000%	2/15/31		2,760	3,438
	Pflugerville TX Independent School District GO	5.000%	2/15/32		5,025	6,223
	Pflugerville TX Independent School District GO	5.000%	2/15/34		3,000	3,794
	Pflugerville TX Independent School District GO	5.000%	2/15/37		4,380	5,139

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pflugerville TX Independent School District GO	5.000%	2/15/38	5,000	5,852
	Pflugerville TX Independent School District GO	5.000%	2/15/39	3,000	3,506
	Plano TX Independent School District GO	5.000%	2/15/21	7,200	7,432
	Plano TX Independent School District GO	5.000%	2/15/28	12,745	15,366
	Port Arthur TX Independent School District GO	5.000%	2/15/24	1,700	1,940
	Port of Corpus Christi TX Authority Nueces County Revenue	4.000%	12/1/35	1,655	1,669
	Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/36	1,280	1,397
	Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/37	1,500	1,631
	Port of Corpus Christi TX Authority Nueces County Revenue	5.000%	12/1/38	1,200	1,300
	Prosper TX Independent School District GO	4.000%	2/15/32	3,290	3,848
	Prosper TX Independent School District GO	5.000%	2/15/37	2,175	2,642
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25	1,000	1,074
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26	985	1,063
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27	900	973
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28	705	758
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29	1,420	1,518
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36	1,000	927
	Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,097
	Round Rock TX Independent School District GO	5.000%	8/1/29	1,255	1,512
	Round Rock TX Independent School District GO	4.000%	8/1/32	5,000	5,925
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,505	9,580
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,060	3,173
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	215	234
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,520	5,130
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/26	7,000	8,088
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	1,580	1,858
	Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,020	1,035
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,965	22,439
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	40,320	44,586
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	7,510	8,178
	San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	855	981
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25	3,150	3,416
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27	11,870	14,631
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	7,720	8,776
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	4,000	4,742
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/28	14,645	18,428
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/29	4,000	4,789
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/30	11,015	13,249
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,036
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,356
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33	5,000	5,500
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	10,000	10,934
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	16,005	20,312
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/35	18,405	23,214
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	4,000	4,733
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/37	15,845	19,792
	San Antonio TX GO	5.000%	2/1/23	12,630	13,955
	San Antonio TX GO	5.000%	2/1/24	8,010	9,130
	San Antonio TX GO	5.000%	2/1/25	10,000	11,726
	San Antonio TX GO	5.000%	2/1/26	4,300	4,893
	San Antonio TX GO	5.000%	2/1/26	5,800	6,801
	San Antonio TX GO	5.000%	2/1/27	1,750	1,984
	San Antonio TX GO	5.000%	2/1/27	4,915	5,739
	San Antonio TX GO	5.000%	2/1/28	1,000	1,133
	San Antonio TX GO	4.000%	2/1/29	4,395	4,635
[2]	San Antonio TX GO	5.000%	2/1/29	2,100	2,375
	San Antonio TX GO	4.000%	2/1/30	5,150	5,621
	San Antonio TX GO	4.000%	2/1/31	5,000	5,442
	San Antonio TX GO	4.000%	8/1/35	9,170	10,392
	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,573
	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,635
	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,787
[2]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,356
	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,044
	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,194
	San Antonio TX Independent School District GO	5.000%	8/15/32	4,500	5,599
	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,494
	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,486
	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,263
	San Antonio TX Water Revenue	5.000%	5/15/32	1,095	1,322
	San Antonio TX Water Revenue	5.000%	5/15/33	6,220	7,405

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,310
San Antonio TX Water Revenue	5.000%	5/15/35	2,655	3,241
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,695
San Antonio TX Water Revenue	5.000%	5/15/36	4,370	5,313
San Antonio TX Water Revenue	5.000%	5/15/37	5,085	6,163
San Antonio TX Water Revenue	5.000%	5/15/38	5,500	6,647
Socorro TX Independent School District GO	4.000%	8/15/31	9,000	10,345
Socorro TX Independent School District GO	5.000%	8/15/29	3,980	4,911
Socorro TX Independent School District GO	4.000%	8/15/32	3,000	3,427
Socorro TX Independent School District GO	5.000%	8/15/34	4,605	5,658
Socorro TX Independent School District GO	5.000%	8/15/35	4,435	5,425
Socorro TX Independent School District GO	5.000%	8/15/36	4,305	5,246
Socorro TX Independent School District GO	5.000%	8/15/39	9,335	11,279
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	810	949
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	700	839
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/26	2,520	3,020
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	745	908
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/28	2,725	3,244
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,615	1,956
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	3.000%	10/1/31	3,440	3,530
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	3.000%	10/1/32	3,530	3,602
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	3.000%	10/1/33	3,760	3,822
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,394
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,938
Southwest TX Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/25	4,345	5,092
Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,577
Spring Branch TX Independent School District GO	5.000%	2/1/26	3,465	4,176
Spring Branch TX Independent School District GO	5.000%	2/1/28	2,010	2,538
Spring Branch TX Independent School District GO	5.000%	2/1/30	2,025	2,589
Spring Branch TX Independent School District GO	5.000%	2/1/31	3,325	4,206
Spring TX Independent School District GO	5.000%	8/15/24	5,145	5,967
Spring TX Independent School District GO	5.000%	8/15/25	3,690	4,394
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,251
Spring TX Independent School District GO	5.000%	8/15/28	2,315	2,786
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,078
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,218
Spring TX Independent School District GO	5.000%	8/15/33	8,565	10,280
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,784
Spring TX Independent School District GO	5.000%	8/15/35	6,000	7,185
Spring TX Independent School District GO	5.000%	8/15/36	6,915	8,272
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,978
Stephen F Austin TX State University Revenue	5.000%	10/15/25	620	717
Stephen F Austin TX State University Revenue	5.000%	10/15/26	2,265	2,663
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,010	1,213
Sugar Land TX GO	4.000%	2/15/32	1,500	1,688
Sugar Land TX GO	4.000%	2/15/34	1,000	1,116
Sugar Land TX GO	4.000%	2/15/35	1,315	1,462
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/28	4,195	4,907
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/29	6,295	7,329
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/30	3,055	3,540
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/31	1,565	1,800
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/32	2,800	3,204
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/34	3,025	3,264
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/35	3,500	3,764
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	4.000%	11/15/36	2,000	2,145
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	5.000%	12/1/22	935	1,018
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	5.000%	12/1/23	925	1,036
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	5.000%	12/1/24	550	632
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	5.000%	12/1/30	795	992

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	5.000%	12/1/31		2,500	3,096
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	5.000%	12/1/33		1,850	2,264
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	4.000%	12/1/35		1,000	1,108
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children’s Medical Center)	4.000%	12/1/36		800	883
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31		21,880	23,981
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	2,985	3,021
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	13,495	13,657
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White Healthcare Project)	5.000%	8/15/20	(Prere.)	23,855	24,141
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/27		3,420	4,049
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/28		3,870	4,644
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/30		7,570	8,598
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/24		3,130	3,620
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22		10,935	11,816
Texas A&M University System Revenue Board of Regents Revenue	4.000%	5/15/29		10,065	11,436
Texas City TX Independent School District GO	4.000%	8/15/33		1,400	1,605
Texas GO	5.000%	10/1/20		3,845	3,913
Texas GO	5.000%	10/1/20		3,000	3,053
Texas GO	5.000%	10/1/22		19,055	20,876
Texas GO	5.000%	10/1/24		4,000	4,660
Texas GO	5.000%	10/1/24		2,020	2,311
Texas GO	5.000%	4/1/25		3,855	4,545
Texas GO	5.000%	10/1/25		5,435	6,494
Texas GO	5.000%	10/1/26		8,000	9,264
Texas GO	5.000%	4/1/27		10,015	11,422
Texas GO	5.000%	10/1/27		2,000	2,378
Texas GO	5.000%	10/1/27		5,320	6,213
Texas GO	5.000%	10/1/28		32,025	36,538
Texas GO	4.000%	10/1/30		3,500	3,888
Texas GO	5.000%	10/1/30		17,015	21,115
Texas GO	4.000%	10/1/33		5,000	5,441
Texas GO	5.000%	10/1/33		7,545	9,201
Texas GO	5.000%	4/1/34		4,010	4,735
Texas GO	5.000%	4/1/36		13,000	15,263
Texas GO	5.000%	4/1/36		19,300	22,660
Texas GO	5.000%	4/1/37		8,000	9,373
Texas GO	5.000%	4/1/38		4,300	5,025
Texas GO	5.000%	4/1/39		10,400	12,128
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20		5,000	5,066
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21		6,000	6,197
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21		10,820	11,340
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22		4,400	4,627
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22		4,090	4,396
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23		8,000	8,409
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,650	1,815
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25		5,000	5,240
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		7,500	7,855
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26		21,925	24,656
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27		12,000	12,549
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28		8,190	8,545
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		21,255	22,133
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31		16,150	16,756
Texas Municipal Power Agency Revenue	5.000%	9/1/26		450	455
Texas Municipal Power Agency Revenue	5.000%	9/1/28		600	607
Texas Municipal Power Agency Revenue	5.000%	9/1/29		450	455
Texas Municipal Power Agency Revenue	5.000%	9/1/30		550	556
Texas Municipal Power Agency Revenue	5.000%	9/1/31		550	556
Texas Municipal Power Agency Revenue	5.000%	9/1/32		475	480
Texas Municipal Power Agency Revenue	5.000%	9/1/33		500	505
Texas Municipal Power Agency Revenue	5.000%	9/1/34		1,000	1,011
Texas Municipal Power Agency Revenue	5.000%	9/1/35		700	708
Texas Municipal Power Agency Revenue	5.000%	9/1/36		785	793
Texas Municipal Power Agency Revenue	5.000%	9/1/37		590	596
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32		47,510	47,763

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Texas Public Finance Authority GO	4.000%	10/1/33		3,500	3,993
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27		2,350	2,890
	Texas State University System Financing System Revenue	5.000%	3/15/21	(Prere.)	3,870	4,013
	Texas State University System Financing System Revenue	5.000%	3/15/21	(Prere.)	4,480	4,646
	Texas State University System Financing System Revenue	5.000%	3/15/23	(Prere.)	765	855
	Texas State University System Financing System Revenue	5.000%	3/15/23	(Prere.)	1,215	1,357
	Texas State University System Financing System Revenue	5.000%	3/15/33		1,500	1,794
	Texas State University System Financing System Revenue	4.000%	3/15/34		3,510	3,972
	Texas State University System Financing System Revenue	5.000%	3/15/34		2,370	2,826
	Texas State University System Financing System Revenue	4.000%	3/15/35		2,000	2,253
	Texas State University System Financing System Revenue	5.000%	3/15/35		1,700	2,019
	Texas State University System Financing System Revenue	5.000%	3/15/36		1,500	1,775
	Texas Transportation Commission GO	5.000%	10/1/20		14,925	15,190
	Texas Transportation Commission GO	5.000%	10/1/21		3,550	3,759
	Texas Transportation Commission GO	5.000%	4/1/22		14,010	15,094
	Texas Transportation Commission GO	5.000%	4/1/22		10,290	11,086
	Texas Transportation Commission GO	5.000%	10/1/22		7,000	7,669
	Texas Transportation Commission GO	5.000%	10/1/23		13,260	15,004
	Texas Transportation Commission GO	5.000%	4/1/24		6,230	7,152
	Texas Transportation Commission GO	5.000%	10/1/24		20,700	24,116
	Texas Transportation Commission GO	5.000%	4/1/25		10,050	11,491
	Texas Transportation Commission GO	5.000%	10/1/25		33,710	39,099
	Texas Transportation Commission GO	5.000%	10/1/25		16,250	19,416
	Texas Transportation Commission GO	5.000%	4/1/26		13,560	15,482
	Texas Transportation Commission GO	5.000%	4/1/32		15,000	17,768
	Texas Transportation Commission GO	5.000%	10/1/32		12,210	14,965
	Texas Transportation Commission GO	5.000%	4/1/33		5,000	5,923
[4]	Texas Transportation Commission GO TOB VRDO PUT	0.190%	5/1/20		20,000	20,000
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		11,795	14,329
	Texas Transportation Commission Revenue	5.000%	4/1/22		13,650	14,698
	Texas Transportation Commission Revenue	5.000%	4/1/23		5,610	6,240
	Texas Transportation Commission Revenue	5.000%	4/1/24		5,490	6,298
	Texas Transportation Commission Revenue	5.000%	10/1/24		35,325	41,120
	Texas Transportation Commission Revenue	5.000%	10/1/25		4,520	5,406
	Texas Transportation Commission Revenue	5.000%	10/1/25		26,135	31,257
	Texas Transportation Commission Revenue PUT	4.000%	10/1/21		12,175	12,563
	Texas Transportation Commission State Highway Fund Revenue	5.000%	10/1/27		3,000	3,639
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29		4,085	4,329
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30		10,385	10,962
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31		36,165	38,061
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32		15,000	16,511
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32		40,730	42,735
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		54,915	57,448
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		11,385	11,872
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		16,120	17,430
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39		23,525	28,139
	Texas Transportation Commission Turnpike System Revenue	3.000%	8/15/40		10,555	10,269
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(ETM)	3,515	3,508
	Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20	(2)	6,485	6,459
	Texas Water Development Board Revenue	5.000%	10/15/20		1,000	1,019
	Texas Water Development Board Revenue	5.000%	4/15/21		3,000	3,115
	Texas Water Development Board Revenue	5.000%	10/15/21		3,340	3,536
	Texas Water Development Board Revenue	5.000%	10/15/23		2,030	2,297
	Texas Water Development Board Revenue	5.000%	8/1/24		3,435	3,981
	Texas Water Development Board Revenue	5.000%	10/15/24		2,385	2,781
	Texas Water Development Board Revenue	5.000%	4/15/25		5,510	6,518
	Texas Water Development Board Revenue	5.000%	4/15/25		6,225	7,364
	Texas Water Development Board Revenue	5.000%	4/15/25		1,520	1,798
	Texas Water Development Board Revenue	5.000%	10/15/25		2,710	3,249
	Texas Water Development Board Revenue	5.000%	10/15/25		2,670	3,201
	Texas Water Development Board Revenue	5.000%	4/15/26		4,870	5,918
	Texas Water Development Board Revenue	5.000%	4/15/26		2,500	3,038
	Texas Water Development Board Revenue	5.000%	4/15/26		4,765	5,790
	Texas Water Development Board Revenue	5.000%	8/1/26		12,955	15,862
	Texas Water Development Board Revenue	5.000%	8/1/26		3,865	4,732
	Texas Water Development Board Revenue	5.000%	10/15/26		10,000	12,308
	Texas Water Development Board Revenue	5.000%	8/1/27		4,845	6,083
	Texas Water Development Board Revenue	5.000%	4/15/28		7,725	9,735
	Texas Water Development Board Revenue	5.000%	8/1/28		4,115	5,150
	Texas Water Development Board Revenue	5.000%	4/15/29		6,750	8,467
	Texas Water Development Board Revenue	4.000%	10/15/31		2,120	2,407

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Water Development Board Revenue	5.000%	10/15/31		8,090	9,582
Texas Water Development Board Revenue	5.000%	10/15/31		5,595	6,987
Texas Water Development Board Revenue	5.000%	4/15/32		7,705	9,900
Texas Water Development Board Revenue	4.000%	10/15/32		7,000	8,049
Texas Water Development Board Revenue	4.000%	10/15/33		5,130	5,852
Texas Water Development Board Revenue	4.000%	10/15/33		9,000	10,339
Texas Water Development Board Revenue	5.000%	8/1/34		3,435	4,165
Texas Water Development Board Revenue	3.000%	10/15/34		10,000	10,651
Texas Water Development Board Revenue	4.000%	10/15/34		5,910	6,693
Texas Water Development Board Revenue	4.000%	10/15/34		18,500	21,097
Texas Water Development Board Revenue	4.000%	10/15/35		9,000	10,089
Texas Water Development Board Revenue	4.000%	10/15/35		6,040	6,812
Texas Water Development Board Revenue	4.000%	10/15/35		35,500	40,303
Texas Water Development Board Revenue	4.000%	10/15/36		3,815	4,264
Texas Water Development Board Revenue	4.000%	10/15/36		8,690	9,827
Texas Water Financial Assistance GO	5.000%	8/1/21		365	384
Texas Water Financial Assistance GO	5.000%	8/1/21		1,995	2,099
Texas Water Financial Assistance GO	5.000%	8/1/22		885	964
Texas Water Financial Assistance GO	5.000%	8/1/22		1,000	1,089
Tomball TX Independent School District GO	5.000%	2/15/23		5,000	5,536
Tomball TX Independent School District GO	5.000%	2/15/24		10,000	11,419
Tomball TX Independent School District GO	4.000%	2/15/28		1,000	1,137
Tomball TX Independent School District GO	5.000%	2/15/36		1,000	1,212
Travis TX GO	5.000%	3/1/23		4,200	4,663
Travis TX GO	5.000%	3/1/27		2,510	3,009
Travis TX GO	5.000%	3/1/28		6,180	7,406
Travis TX GO	5.000%	3/1/31		5,020	6,345
Travis TX GO	5.000%	3/1/33		15,910	19,831
Travis TX GO	5.000%	3/1/37		16,930	20,751
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27		6,940	8,391
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/33		4,085	5,036
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/34		3,515	4,319
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/35		4,500	5,505
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/36		3,950	4,810
Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37		4,000	4,855
Tyler TX Independent School District GO	5.000%	2/15/26		1,015	1,187
University of Houston Texas Revenue	5.000%	2/15/21	(Prere.)	255	263
University of Houston Texas Revenue	5.000%	2/15/21	(Prere.)	4,745	4,902
University of Houston Texas Revenue	4.000%	2/15/29		4,340	4,740
University of Houston Texas Revenue	3.000%	2/15/31		9,150	9,729
University of Houston Texas Revenue	4.000%	2/15/31		4,865	5,273
University of Houston Texas Revenue	3.000%	2/15/32		12,375	13,015
University of Houston Texas Revenue	4.000%	2/15/32		11,375	12,459
University of Houston Texas Revenue	4.000%	2/15/32		4,875	5,261
University of Houston Texas Revenue	3.000%	2/15/33		10,290	10,703
University of Houston Texas Revenue	4.000%	2/15/33		10,000	10,902
University of Houston Texas Revenue	3.000%	2/15/35		10,920	11,178
University of Houston Texas Revenue	4.000%	2/15/35		15,080	16,364
University of Houston Texas Revenue	5.000%	2/15/37		15,015	17,326
University of North Texas Revenue	5.000%	4/15/32		3,640	4,376
University of North Texas Revenue	5.000%	4/15/33		1,000	1,196
University of North Texas Revenue	4.000%	4/15/34		2,400	2,717
University of North Texas Revenue	5.000%	4/15/34		1,125	1,342
University of North Texas Revenue	4.000%	4/15/35		2,660	2,998
University of North Texas Revenue	5.000%	4/15/35		1,665	1,979
University of North Texas Revenue	5.000%	4/15/36		2,000	2,402
University of North Texas Revenue	5.000%	4/15/37		1,800	2,155
University of North Texas Revenue	5.000%	4/15/38		2,100	2,507
University of Texas Permanent University Fund Revenue	5.000%	7/1/26		6,250	7,347
University of Texas Permanent University Fund Revenue	4.000%	7/1/30		1,225	1,340
University of Texas Permanent University Fund Revenue	4.000%	7/1/33		5,675	6,131
University of Texas Revenue	5.000%	8/15/22		1,000	1,091
University of Texas Revenue	5.000%	8/15/26		5,490	6,703
University of Texas Revenue	5.000%	8/15/26		1,495	1,825
University of Texas Revenue	5.000%	8/15/26		6,140	7,496
University of Texas Revenue	5.000%	8/15/27		10,045	12,560
University of Texas Revenue	5.000%	8/15/33		10,380	13,062
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		2,700	2,733
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		4,370	4,423
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	(Prere.)	9,835	10,781
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	(Prere.)	4,180	4,582

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		5,030	5,486
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		2,915	3,179
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22		1,550	1,690
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		9,030	10,170
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		2,320	2,691
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		8,235	9,551
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		3,450	4,001
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		10,190	12,129
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		5,500	6,547
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		2,950	3,511
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		3,760	4,475
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		6,500	7,936
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		2,300	2,876
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29		2,535	3,126
Victoria TX Independent School District GO	5.000%	2/15/24		1,000	1,142
Waco TX GO	5.000%	2/1/27		2,610	3,217
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/26	(15)	1,140	1,375
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/28	(15)	2,440	2,999
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/33	(15)	1,125	1,251
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/34	(15)	1,495	1,658
Wichita Falls TX Independent School District GO	5.000%	2/1/24		1,670	1,905
Williamson County TX GO	5.000%	2/15/23		6,000	6,421
Wylie TX Independent School District GO	5.000%	8/15/32		2,515	3,190
Wylie TX Independent School District GO	5.000%	8/15/33		2,180	2,750
Wylie TX Independent School District GO	5.000%	8/15/34		1,575	1,979
Ysleta TX Independent School District GO	5.000%	8/15/34		1,750	2,083
Ysleta TX Independent School District GO	5.000%	8/15/35		2,080	2,470
Ysleta TX Independent School District GO	5.000%	8/15/37		2,350	2,780
					6,215,628
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/30		7,000	8,567
Alpine UT School District GO	5.000%	3/15/30		3,450	4,322
Canyons UT School District GO	5.000%	6/15/27		1,800	2,257
Central Utah Water Conservancy District Revenue	4.000%	10/1/32		4,080	4,639
Central Utah Water Conservancy District Revenue	4.000%	10/1/33		2,555	2,892
Central Utah Water Conservancy District Revenue	4.000%	10/1/34		4,000	4,499
Central Utah Water Conservancy District Revenue	4.000%	10/1/35		3,000	3,360
Central Utah Water Conservancy District Revenue	4.000%	10/1/36		3,345	3,734
Central Utah Water Conservancy District Revenue	4.000%	10/1/37		2,600	2,894
Central Utah Water Conservancy District GO	5.000%	4/1/28		3,000	3,104
Central Utah Water Conservancy District GO	5.000%	4/1/28		765	792
Central Utah Water Conservancy District GO	5.000%	4/1/29		7,000	7,241
Central Utah Water Conservancy District GO	5.000%	10/1/32		5,640	6,135
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/33		1,005	1,128
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/34		1,000	1,119
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/35		1,350	1,504
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/36		1,000	1,110
Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/37		1,440	1,587
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.160%	5/1/20		13,700	13,700
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/22	(Prere.)	2,000	2,184
Salt Lake City UT Airport Revenue	5.000%	7/1/33		1,810	2,062
Salt Lake City UT Airport Revenue	5.000%	7/1/34		1,725	1,960
Salt Lake City UT Airport Revenue	5.000%	7/1/36		1,300	1,466
Salt Lake City UT Airport Revenue	5.000%	7/1/37		1,610	1,811
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/29		1,095	1,347
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/32		1,080	1,305
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/34		1,000	1,193
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/35		1,085	1,292
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/36		1,250	1,484
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/37		1,160	1,370
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,060	4,463
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/22	(Prere.)	4,260	4,683
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22		10,800	10,981
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23		4,200	4,269
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/39		700	837
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/36		2,000	2,367
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/37		1,400	1,652
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/38		1,265	1,488
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31		1,015	1,297
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32		1,320	1,672
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33		1,100	1,383

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34		1,050	1,315
Utah GO	5.000%	7/1/22		5,100	5,547
Utah GO	5.000%	7/1/23		14,500	16,296
Utah GO	5.000%	7/1/24		9,000	10,440
Utah GO	5.000%	7/1/24		5,095	5,910
Utah GO	5.000%	7/1/25		5,000	5,963
Utah GO	5.000%	7/1/32		10,000	12,620
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	2,230	2,676
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	2,250	2,700
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	9,005	10,806
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	6,680	8,016
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	4,515	5,418
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	10,330	12,396
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	10,510	12,612
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	7,105	8,526
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	4,150	4,980
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	2,930	3,524
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		1,420	1,651
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		2,000	2,348
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29		3,120	3,450
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31		2,500	2,715
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35		5,215	6,276
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36		1,000	1,199
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37		1,885	2,170
Utah University Revenue	4.000%	12/1/32		1,295	1,484
Utah University Revenue	3.000%	12/1/33		1,965	2,040
Utah University Revenue	3.000%	12/1/34		2,025	2,077
Utah University Revenue	3.000%	12/1/35		2,085	2,128
					284,433
Vermont (0.1%)
University of Vermont & State Agricultural College GO	5.000%	10/1/37		2,725	3,490
University of Vermont & State Agricultural College GO	5.000%	10/1/38		3,145	4,044
University of Vermont & State Agricultural College GO	5.000%	10/1/39		1,650	2,131
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31		1,180	1,254
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32		1,290	1,360
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33		1,405	1,475
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34		1,530	1,603
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35		2,660	2,776
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36		2,795	2,906
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31		4,130	4,503
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health
Network)	5.000%	12/1/34		7,910	8,746
Vermont Municipal Bond Bank Revenue	5.000%	10/1/27		2,260	2,814
Vermont Municipal Bond Bank Revenue	5.000%	10/1/28		3,575	4,427
Vermont Municipal Bond Bank Revenue	5.000%	10/1/29		1,475	1,815
Vermont Municipal Bond Bank Revenue	5.000%	10/1/30		2,275	2,784
Vermont Municipal Bond Bank Revenue	5.000%	10/1/31		2,185	2,659
Vermont Municipal Bond Bank Revenue	5.000%	10/1/32		1,525	1,844
Vermont Municipal Bond Bank Revenue	4.000%	10/1/33		1,050	1,170
					51,801
Virginia (2.4%)
Albemarle County VA Economic Development Hospital Revenue (Sentara Martha Jefferson
Hospital) VRDO	0.180%	5/1/20		5,605	5,605
Arlington County VA GO	5.000%	8/15/25		2,445	2,925
Arlington County VA GO	4.000%	6/15/32		8,590	10,152
Arlington County VA GO	4.000%	6/15/34		8,585	10,024
Chesapeake VA GO	5.000%	8/1/26		3,670	4,521
Chesapeake VA GO	5.000%	8/1/29		3,045	3,812
Chesapeake VA Toll Road Revenue	5.000%	7/15/23		1,600	1,663
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22		8,045	8,806
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24		5,195	6,038
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33		2,000	2,301
Fairfax County VA GO	5.000%	10/1/20		6,000	6,106
Fairfax County VA GO	5.000%	10/1/21		1,075	1,138
Fairfax County VA GO	5.000%	10/1/23		10,000	11,322
Fairfax County VA GO	4.000%	10/1/25		4,000	4,578
Fairfax County VA GO	5.000%	10/1/25		5,000	5,977
Fairfax County VA GO	5.000%	10/1/25		4,000	4,673
Fairfax County VA GO	5.000%	10/1/26		4,285	5,002
Fairfax County VA GO	4.000%	10/1/27		1,505	1,720
Fairfax County VA GO	4.000%	10/1/30		11,420	13,113

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fairfax County VA GO	5.000%	10/1/30		6,000	7,543
Fairfax County VA GO	4.000%	10/1/31		11,420	13,042
Fairfax County VA GO	5.000%	10/1/31		8,075	10,091
Fairfax County VA GO	4.000%	10/1/32		10,000	11,353
Fairfax County VA GO	5.000%	10/1/32		5,735	7,441
Fairfax County VA GO	5.000%	10/1/33		4,535	5,852
Fairfax County VA GO	5.000%	10/1/38		5,730	7,243
Fairfax County VA Public Improvement GO	5.000%	10/1/21		4,315	4,568
Fairfax County VA Public Improvement GO	5.000%	10/1/33		9,630	12,166
Fairfax County VA Water Authority Revenue	5.000%	4/1/22	(Prere.)	2,500	2,704
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/28		2,065	2,285
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/29		2,165	2,403
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/30		1,275	1,402
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/31		2,390	2,606
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/32		2,510	2,713
Farmville VA Industrial Development Authority Revenue (Longwood University Student Project)	5.000%	1/1/33		2,635	2,824
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (MediCorp Health System Obligated Group)	5.250%	6/15/23		2,500	2,741
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22		46,500	50,417
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/37		7,260	8,759
Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/38		270	250
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28		3,205	3,895
Henrico County VA Water & Sewer Revenue	3.000%	5/1/33		3,345	3,506
Loudoun County VA GO	5.000%	12/1/25		10,100	12,180
Loudoun County VA GO	3.000%	12/1/32		7,535	8,055
Loudoun County VA GO	3.000%	12/1/33		7,535	8,000
Loudoun County VA GO	3.000%	12/1/34		3,770	3,986
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24		1,720	1,720
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25		1,750	1,746
Newport News VA GO	5.000%	8/1/29		2,970	3,706
Newport News VA GO	4.000%	2/1/30		1,000	1,184
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28		4,500	5,528
Norfolk VA GO	5.000%	9/1/24	(Prere.)	5,485	6,444
Norfolk VA GO	5.000%	9/1/24	(Prere.)	4,410	5,181
Norfolk VA GO	5.000%	9/1/24	(Prere.)	5,345	6,280
Norfolk VA GO	5.000%	9/1/24	(Prere.)	2,000	2,350
Norfolk VA GO	5.000%	9/1/24	(Prere.)	2,000	2,350
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,525
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,525
Norfolk VA GO	5.000%	9/1/24	(Prere.)	2,000	2,350
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,525
Norfolk VA GO	5.000%	9/1/24	(Prere.)	3,000	3,525
Norfolk VA GO	5.000%	9/1/25		2,750	3,190
Norfolk VA GO	5.000%	8/1/28	(Prere.)	5,725	7,511
Norfolk VA GO	5.000%	8/1/28	(Prere.)	4,000	5,248
Norfolk VA GO	5.000%	8/1/36	(Prere.)	5,475	6,737
Norfolk VA GO	5.000%	8/1/28	(Prere.)	6,655	8,731
Norfolk VA GO	5.000%	8/1/28	(Prere.)	7,005	9,190
Norfolk VA GO	5.000%	8/1/28	(Prere.)	2,140	2,808
Norfolk VA GO	5.000%	8/1/30		2,360	2,991
Norfolk VA GO	5.000%	8/1/31		3,800	4,788
Norfolk VA GO	5.000%	8/1/32		3,700	4,630
Norfolk VA GO	5.000%	8/1/33		4,195	5,222
Norfolk VA Water Revenue	5.000%	11/1/25		15,935	19,166
Norfolk VA Water Revenue	5.000%	11/1/26		8,705	10,745
Norfolk VA Water Revenue	5.000%	11/1/33		3,760	4,596
Norfolk VA Water Revenue	5.000%	11/1/34		2,800	3,411
Norfolk VA Water Revenue	5.000%	11/1/35		1,975	2,397
Norfolk VA Water Revenue	5.000%	11/1/36		2,075	2,509
Norfolk VA Water Revenue	5.000%	11/1/37		2,180	2,629
Peninsula Town Center Community Development Authority Virginia Revenue	4.500%	9/1/28		725	727
Peninsula Town Center Community Development Authority Virginia Revenue	5.000%	9/1/37		1,750	1,750
Richmond VA GO	5.000%	3/1/23	(Prere.)	7,685	8,585
Richmond VA GO	5.000%	3/1/23	(Prere.)	9,120	10,188
Richmond VA GO	5.000%	3/1/23	(Prere.)	4,525	5,055
Richmond VA GO	5.000%	3/1/24		1,100	1,261
Richmond VA GO	5.000%	3/1/25		2,535	2,992
Richmond VA GO	5.000%	3/1/26		3,440	4,161
Richmond VA GO	5.000%	3/1/31		1,100	1,464
Richmond VA Public Utility Revenue	5.000%	1/15/28		4,000	4,800

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Richmond VA Public Utility Revenue	5.000%	1/15/29		10,010	12,007
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21		2,500	2,618
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22		3,040	3,262
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		10,405	10,476
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25		1,400	1,496
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26		1,475	1,573
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	4.000%	7/1/35		700	786
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	4.000%	7/1/37		1,520	1,692
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	4.000%	7/1/38		1,550	1,712
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/25		1,000	1,132
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/26		1,700	1,960
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/27		1,500	1,715
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/28		1,550	1,767
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/33		1,000	1,110
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/34		2,500	2,770
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/35		2,500	2,761
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/27		755	834
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/31		1,000	1,093
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/34		1,155	1,253
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/35		1,210	1,309
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/36		725	783
Virginia Beach VA GO	4.000%	9/15/20		6,195	6,269
Virginia Beach VA GO	5.000%	5/1/22		4,300	4,646
Virginia Beach VA GO	5.000%	5/1/23		4,300	4,805
Virginia Beach VA GO	5.000%	5/1/24		4,300	4,959
Virginia Beach VA Water & Sewer Revenue	5.000%	10/1/25		2,750	3,299
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/21	(Prere.)	5,840	6,028
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/22		1,045	1,118
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24		20,605	23,453
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25		19,695	23,055
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25		21,385	25,033
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25		2,495	2,921
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26		30,045	36,023
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27		5,000	6,032
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29		16,065	18,393
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/30		4,080	4,588
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/31		4,300	4,811
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32		18,335	19,348
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/32		20,225	22,591
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/33		18,750	19,648
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33		21,035	23,447
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34		7,000	7,283

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34		24,410	26,855
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35		7,115	7,370
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35		9,775	10,125
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36		8,690	8,932
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/37		13,000	13,310
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/20		3,715	3,766
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22		18,000	19,626
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/27		6,085	7,413
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/30		4,515	5,122
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	3.000%	9/1/36		3,000	3,073
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36		6,500	7,186
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21		4,415	4,572
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	13,765	14,380
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	30,140	31,488
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21		2,000	2,112
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22		2,000	2,151
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	21,000	22,822
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	12,560	13,650
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/22	(Prere.)	10,000	10,868
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,790	3,071
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,040	5,548
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,100	2,312
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	1,800	1,982
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,035	5,543
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	2,000	2,202
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	(Prere.)	5,260	5,791
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		10,020	11,208
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		3,520	3,937
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24		6,845	7,875
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/25		4,370	5,148
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25		15,155	18,009
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		15,055	18,020
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26		9,230	11,048
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		3,015	3,623
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26		4,565	5,486
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26		10,085	12,215
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		13,110	15,966
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		4,605	5,629
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		10,040	12,357
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27		3,585	4,381
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/28		12,075	14,949
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28		5,250	6,522
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29		6,155	7,605
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/29		8,465	10,287
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/30		10,190	11,638
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30		2,000	2,425
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		7,000	7,635
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		10,600	12,047
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		11,855	13,183
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		11,020	12,445
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/33		5,310	5,566
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/34		5,470	5,714
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34		8,790	9,918
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/35		8,250	8,576
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		8,085	9,085
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		10,000	11,161
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35		2,000	2,180
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/35		1,895	2,065
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36		3,000	3,257
Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/36		1,800	1,954

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37		3,025	3,275
	Virginia Commonwealth University Health System Authority Revenue	4.000%	7/1/37		1,500	1,624
	Virginia GO	4.000%	6/1/24		10,145	11,016
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		8,715	8,804
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20		7,660	7,738
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		9,165	9,627
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21		8,055	8,461
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24		8,500	9,851
	Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30		5,920	6,799
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/32		6,100	7,775
	Virginia Public Building Authority Revenue	5.000%	8/1/26		3,535	4,323
	Virginia Public Building Authority Revenue	5.000%	11/1/30		230	251
	Virginia Public Building Authority Revenue	5.000%	11/1/32		140	153
	Virginia Public School Authority Revenue	4.000%	8/1/20		8,000	8,059
	Virginia Public School Authority Revenue	5.000%	3/1/22		3,780	4,060
	Virginia Public School Authority Revenue	5.000%	8/1/22		25,225	27,339
	Virginia Public School Authority Revenue	5.000%	8/1/23		12,240	13,681
	Virginia Public School Authority Revenue	5.000%	8/1/24		6,400	7,362
	Virginia Public School Authority Revenue	5.000%	8/1/25		2,235	2,649
	Virginia Public School Authority Revenue	5.000%	8/1/25		6,420	7,584
	Virginia Public School Authority Revenue	5.000%	8/1/25		5,770	6,816
	Virginia Public School Authority Revenue	5.000%	3/1/26		5,125	6,164
	Virginia Public School Authority Revenue	5.000%	8/1/29		8,500	10,362
	Virginia Public School Authority Revenue	4.000%	3/1/31		5,795	6,709
	Virginia Public School Authority Revenue	3.000%	8/1/31		6,010	6,366
	Virginia Public School Authority Revenue	5.000%	8/1/31		4,630	5,870
	Virginia Public School Authority Revenue	4.000%	3/1/32		5,795	6,650
	Virginia Public School Authority Revenue	5.000%	8/1/32		4,775	6,007
	Virginia Public School Authority Revenue	3.000%	10/1/33		5,455	5,720
	Virginia Public School Authority Revenue	3.000%	10/1/34		5,455	5,697
	Virginia Public School Authority Revenue	3.000%	8/1/35		3,750	3,897
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24		10,000	11,514
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		7,870	8,628
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22		8,500	9,319
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		9,985	11,305
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23		6,005	6,799
	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/22	(Prere.)	7,245	8,006
	Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/22	(Prere.)	4,255	4,702
	Virginia Small Business Financing Authority Revenue (Sentara Healthcare)	4.000%	11/1/36		5,000	5,359
	Virginia Small Business Financing Authority Revenue (Sentara Healthcare)	4.000%	11/1/37		6,000	6,383
	Virginia Small Business Financing Authority Revenue (Sentara Healthcare)	4.000%	11/1/38		5,000	5,302
	Virginia Small Business Financing Authority Revenue (Sentara Healthcare)	3.000%	11/1/40		20,000	19,022
	Virginia Upper Occoquan Sewage Authority Revenue	4.000%	7/1/32		1,180	1,301
	Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/31		3,000	3,387
	Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/32		2,155	2,422
	Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/33		2,500	2,797
	Winchester VA Economic Development Authority Hospital Revenue (Valley Health Obligated Group)	5.000%	1/1/34		3,000	3,346
						1,694,446
Washington (2.8%)
	Bellevue WA GO	5.000%	12/1/37		6,265	6,720
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25		1,100	1,320
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27		1,320	1,616
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28		1,220	1,488
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29		1,300	1,569
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30		2,580	3,097
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31		1,605	1,917
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32		2,610	3,100
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33		2,570	3,040
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34		4,805	5,652
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		6,420	7,458
	Clark County WA School District No. 117 GO	5.000%	12/1/32		8,000	9,764
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32		4,000	5,035
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/33		2,510	3,143
	Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	4.000%	7/1/23		5,725	6,234
	Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/24		5,520	6,360
2	Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		5,960	7,363
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		20,280	20,417
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		3,420	3,712
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23		3,825	4,284
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24		1,590	1,832
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		6,000	6,844

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		3,250	3,804
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		10,150	11,543
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		1,010	1,177
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32		5,025	5,691
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38		42,585	52,180
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24		1,840	2,120
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		15,050	17,782
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		5,445	6,433
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		10,000	10,453
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		2,255	2,724
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		19,010	21,868
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		21,295	25,723
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		17,190	21,250
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		38,590	46,691
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28		13,010	14,932
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27		1,055	1,221
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28		1,000	1,152
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29		1,200	1,379
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30		1,575	1,806
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31		1,625	1,861
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	16,505	17,266
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	17,335	18,134
King County WA (Bellevue School District) GO	5.000%	6/1/21	(Prere.)	18,200	19,039
King County WA (Bellevue School District) GO	5.000%	12/1/22		3,035	3,340
King County WA GO	5.000%	7/1/22	(Prere.)	4,140	4,522
King County WA GO	4.000%	12/1/32		3,300	3,673
King County WA School District GO	5.000%	12/1/25		13,000	14,274
King County WA School District No. 401 Highline GO	5.000%	12/1/24		7,105	7,805
King County WA School District No. 403 Renton GO	4.000%	12/1/34		1,350	1,566
King County WA School District No. 405 GO	5.000%	12/1/23		4,200	4,773
King County WA School District No. 408 GO	5.000%	12/1/35		2,000	2,413
King County WA School District No. 411 GO	5.000%	12/1/28		2,055	2,514
King County WA School District No. 411 Issaquah Revenue	4.000%	12/1/28		11,910	12,805
King County WA School District No. 414 GO	5.000%	12/1/20		5,615	5,753
King County WA School District No. 414 GO	5.000%	12/1/21		14,785	15,728
King County WA Sewer Revenue	4.000%	7/1/30		5,255	5,739
King County WA Sewer Revenue	4.000%	7/1/32		5,450	6,052
King County WA Sewer Revenue	4.000%	7/1/32		7,225	7,820
King County WA Sewer Revenue	4.000%	7/1/33		12,500	13,821
Kitsap County WA School District No. 401 GO	4.000%	12/1/32		1,025	1,171
Kitsap County WA School District No. 401 GO	4.000%	12/1/34		1,555	1,757
Mason County WA Public Utility District No. 3 Revenue	3.000%	12/1/33		3,640	3,824
Mason County WA Public Utility District No. 3 Revenue	3.000%	12/1/34		3,675	3,821
Mason County WA Public Utility District No. 3 Revenue	3.000%	12/1/35		1,165	1,201
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		8,530	9,237
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33		8,530	10,223
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34		6,015	7,189
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35		26,210	31,206
Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25		6,500	7,139
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20		2,000	2,005
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20		3,700	3,790
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/32		2,500	2,941
Pierce County WA School District No. 320 (Sumner) GO	5.000%	12/1/28		10,575	13,090
Pierce County WA School District No. 320 (Sumner) GO	4.000%	12/1/29		965	1,090
Pierce County WA School District No. 402 GO	4.000%	12/1/32		1,455	1,651
Pierce County WA School District No. 402 GO	4.000%	12/1/34		3,080	3,469
Pierce County WA School District No. 402 GO	4.000%	12/1/35		2,615	2,934
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20		3,200	3,279
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22		5,525	5,631
Port of Seattle WA Revenue	5.000%	6/1/22		2,000	2,006
Port of Seattle WA Revenue	5.000%	2/1/25		1,785	2,033
Port of Seattle WA Revenue	5.000%	3/1/25		1,515	1,709
Port of Seattle WA Revenue	5.000%	2/1/26		2,960	3,434
Port of Seattle WA Revenue	5.000%	3/1/26		1,055	1,188
Port of Seattle WA Revenue	5.000%	3/1/27		1,000	1,123
Port of Seattle WA Revenue	5.000%	8/1/27		8,650	9,234
Port of Seattle WA Revenue	5.000%	3/1/28		1,780	1,995
Port of Seattle WA Revenue	5.000%	8/1/28		7,485	7,982
Port of Seattle WA Revenue	5.000%	3/1/29		2,025	2,259
Port of Seattle WA Revenue	5.000%	3/1/30		5,000	5,547
Port of Seattle WA Revenue	5.000%	6/1/30		6,000	6,014

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port of Seattle WA Revenue	5.000%	8/1/30		8,000	8,482
	Port of Seattle WA Revenue	5.000%	8/1/31		5,560	5,879
	Seattle WA Municipal Light & Power Revenue	4.000%	10/1/35		1,000	1,099
	Seattle WA Water System Revenue	5.000%	9/1/23		14,315	15,632
	Seattle WA Water System Revenue	5.000%	5/1/24		12,610	14,512
	Seattle WA Water System Revenue	4.000%	5/1/31		1,805	1,999
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/24		2,295	2,482
	Skagit County WA Public Hospital District Revenue	4.000%	12/1/25		3,760	4,096
	Snohomish County WA GO	4.000%	12/1/26		3,515	3,793
	Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29		3,700	4,243
	Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30		3,000	3,433
	Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31		3,650	4,172
	Spokane WA Water & Wastewater System Revenue	3.000%	12/1/26		2,900	3,112
	Thurston County WA School District No. 111 Olympia Revenue	4.000%	12/1/32		3,150	3,575
	University of Washington Revenue	5.000%	7/1/27		6,925	7,464
	University of Washington Revenue	5.000%	4/1/28		10,195	10,559
	University of Washington Revenue	5.000%	7/1/28		11,490	12,363
	University of Washington Revenue	5.000%	7/1/29		7,500	8,057
	University of Washington Revenue	5.000%	4/1/30		9,315	9,648
	University of Washington Revenue	5.000%	7/1/30		10,495	11,253
	University of Washington Revenue	5.000%	4/1/31		10,500	10,875
	University of Washington Revenue	5.000%	4/1/32		11,375	11,781
	University of Washington Revenue	5.000%	7/1/32		5,000	5,356
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20		5,780	5,820
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23		5,435	5,912
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25		5,260	5,720
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26		6,175	6,714
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		14,900	17,446
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		5,010	5,866
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28		19,745	23,070
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/28		7,050	8,367
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29		10,545	10,950
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30		7,525	7,814
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31		23,685	25,917
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		6,800	7,530
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34		11,640	12,866
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/27		1,410	1,636
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/29		1,535	1,778
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/31		2,165	2,497
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/32		1,460	1,682
	Washington GO	0.000%	6/1/20	(14)	5,500	5,496
	Washington GO	5.000%	7/1/20		10,720	10,795
	Washington GO	5.000%	2/1/21	(Prere.)	10,000	10,322
	Washington GO	5.000%	2/1/21	(Prere.)	9,650	9,961
	Washington GO	5.000%	8/1/21		5,600	5,885
	Washington GO	5.000%	2/1/22	(Prere.)	6,170	6,630
	Washington GO	5.000%	7/1/22		20,110	21,822
	Washington GO	5.000%	7/1/22		10,015	10,868
	Washington GO	5.000%	7/1/22		23,575	25,582
	Washington GO	5.000%	8/1/22		5,470	5,953
	Washington GO	5.000%	7/1/23		10,025	10,881
	Washington GO	5.000%	7/1/24		5,135	5,571
	Washington GO	5.000%	7/1/24		3,025	3,493
	Washington GO	5.000%	8/1/24		2,375	2,666
	Washington GO	5.000%	7/1/25		50,585	58,435
	Washington GO	5.000%	7/1/25		3,505	3,802
	Washington GO	5.000%	8/1/25		10,000	11,896
	Washington GO	5.000%	8/1/25		9,200	10,944
	Washington GO	5.000%	8/1/26		12,370	15,088
	Washington GO	4.000%	7/1/27		27,500	29,041
	Washington GO	5.000%	7/1/27		8,655	10,134
	Washington GO	5.000%	8/1/27		7,495	8,916
2	Washington GO	5.000%	6/1/28		3,400	4,185
	Washington GO	4.000%	7/1/28		10,000	10,547
	Washington GO	4.000%	7/1/28		26,080	27,507
	Washington GO	5.000%	8/1/28		20,210	23,986
2	Washington GO	5.000%	6/1/29		3,215	4,030

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Washington GO	4.000%	7/1/29	9,000	9,677
	Washington GO	5.000%	2/1/30	13,740	16,008
	Washington GO	5.000%	2/1/30	8,545	9,642
2	Washington GO	5.000%	6/1/30	2,800	3,549
	Washington GO	5.000%	7/1/30	6,975	8,279
	Washington GO	5.000%	7/1/30	8,015	9,302
	Washington GO	5.000%	8/1/30	11,495	14,138
	Washington GO	5.000%	6/1/31	5,250	5,451
2	Washington GO	5.000%	6/1/31	2,400	3,024
	Washington GO	5.000%	7/1/31	12,950	14,985
	Washington GO	5.000%	7/1/31	3,000	3,471
	Washington GO	5.000%	8/1/31	13,860	15,791
	Washington GO	5.000%	8/1/31	13,075	15,996
	Washington GO	5.000%	8/1/31	32,640	39,933
	Washington GO	5.000%	6/1/32	5,500	5,711
2	Washington GO	5.000%	6/1/32	3,070	3,837
	Washington GO	5.000%	8/1/32	26,770	32,549
	Washington GO	5.000%	8/1/32	29,775	33,000
	Washington GO	5.000%	8/1/33	5,010	5,949
2	Washington GO	5.000%	6/1/34	4,000	4,933
	Washington GO	5.000%	8/1/34	5,015	5,938
2	Washington GO	5.000%	6/1/35	2,500	3,068
	Washington GO	5.000%	8/1/35	2,500	2,951
2	Washington GO	5.000%	6/1/36	3,800	4,643
	Washington GO	5.000%	8/1/36	10,000	12,202
2	Washington GO	5.000%	6/1/37	4,500	5,479
	Washington GO	5.000%	8/1/37	15,000	16,833
	Washington GO	5.000%	8/1/37	10,005	12,170
2	Washington GO	5.000%	6/1/38	3,000	3,641
	Washington GO	5.000%	8/1/38	16,840	18,869
	Washington GO	5.000%	8/1/38	18,960	22,996
2	Washington GO	5.000%	6/1/39	3,250	3,933
	Washington GO	5.000%	8/1/39	6,055	7,073
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/27	2,675	2,960
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/28	2,160	2,384
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/29	1,755	1,929
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/27	1,095	1,278
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/27	1,675	1,954
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/28	2,000	2,349
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/28	2,530	2,971
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/29	3,425	4,013
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/29	3,500	4,101
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/30	3,600	4,074
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,200	2,459
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/33	1,750	1,945
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/34	2,010	2,226
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/37	2,105	2,281
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/37	4,415	4,784
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/38	2,370	2,556
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/38	4,000	4,314
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/39	4,500	4,830
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	7,000	7,666
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/25	7,150	7,964
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/26	8,000	9,040
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/26	1,070	1,268
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/27	1,550	1,874
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/28	1,195	1,454
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/30	1,845	2,204
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	1,280	1,516
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/35	9,480	10,876
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/36	19,390	22,091
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/37	9,680	10,960
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,650
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,889
	Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,045	1,146
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/28	2,085	2,569
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/29	4,000	4,898
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,867

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32		3,785	3,996
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21		2,750	2,849
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32		2,800	3,063
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/26		2,055	2,261
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/27		2,275	2,527
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/28		4,600	5,029
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/29		2,500	2,710
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/30		2,595	2,789
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/31		2,250	2,398
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/32		3,190	3,369
Washington Health Care Facilities Authority Revenue (Virginia Mason Medical Center Obligated Group)	5.000%	8/15/33		3,365	3,527
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/32		1,275	1,432
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/33		1,435	1,595
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/34		3,000	3,238
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/34		1,225	1,356
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/35		4,370	4,699
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/36		4,545	4,869
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/36		1,000	1,097
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/37		1,100	1,202
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/38		1,175	1,280
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/39		1,225	1,331
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/40		1,000	1,082
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/28		1,675	1,723
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/33		3,340	3,387
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	4.500%	7/1/28		965	879
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/38		830	717
Washington State University General Revenue	5.000%	10/1/28		3,070	3,217
Washington State University General Revenue	5.000%	10/1/29		3,070	3,214
Washington State University General Revenue	5.000%	10/1/30		3,140	3,283
Washington State University General Revenue	5.000%	10/1/31		3,170	3,310
					1,961,640
West Virginia (0.6%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/21		11,210	11,812
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/22		5,160	5,629
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/25		4,130	4,901
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/26		6,465	7,867
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/27		4,710	5,851
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/32		3,000	3,605
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33		3,025	3,619
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	3,500	3,517
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	2,055	2,065
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	5,085	5,109
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	1,745	1,753
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	2,445	2,457
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26		5,340	6,433
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28		5,890	7,235
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29		5,000	6,110
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32		7,025	7,880
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33		7,300	8,137
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35		7,900	8,731
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36		8,215	9,040
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37		7,000	7,676
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project) PUT	2.550%	4/1/24		4,100	4,099
West Virginia GO	5.000%	12/1/33		10,000	12,289
West Virginia GO	5.000%	12/1/35		16,375	19,965
West Virginia GO	5.000%	6/1/36		14,890	18,118
West Virginia GO	5.000%	6/1/37		2,905	3,524
West Virginia GO	5.000%	12/1/37		16,020	19,680

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
West Virginia GO	5.000%	6/1/38		13,920	17,073
West Virginia GO	5.000%	12/1/38		16,835	20,618
West Virginia GO	5.000%	6/1/39		17,255	21,104
West Virginia GO	5.000%	12/1/39		17,685	21,609
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25		2,000	2,142
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/26		2,425	2,836
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27		1,500	1,605
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/27		1,545	1,841
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28		2,000	2,140
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/28		1,530	1,810
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29		2,000	2,140
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/29		1,670	1,966
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/31		1,720	1,997
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/32		1,910	2,204
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/33		2,070	2,377
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/35		2,410	2,749
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/36		2,860	3,251
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37		2,975	3,372
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/27		1,460	1,698
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/28		1,190	1,397
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24		3,075	3,394
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25		2,990	3,286
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26		2,575	2,818
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27		3,170	3,455
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28		3,525	3,825
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/29		6,260	7,093
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/30		3,220	3,588
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/31		2,500	2,774
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/32		2,250	2,478
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/29		5,810	6,267
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/31		3,335	3,553
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/32		8,750	9,247
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/35		4,540	4,749
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/32		1,000	1,237
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/34		2,010	2,465
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/35		1,010	1,233
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/36		2,030	2,468
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/37		1,500	1,818
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26		2,590	3,139
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27		2,720	3,375
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28		2,855	3,600
West Virginia University Revenue	5.000%	10/1/21	(Prere.)	3,000	3,181
West Virginia University Revenue PUT	5.000%	10/1/29		23,125	27,569
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27		2,745	3,153
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31		3,435	3,927
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33		3,690	4,206
					430,929
Wisconsin (1.6%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30		1,890	2,164
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31		2,000	2,289
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32		2,000	2,287
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33		1,500	1,712
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34		1,500	1,710
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35		1,500	1,707
Green Bay WI Area Public School District GO	4.000%	4/1/26	(Prere.)	3,560	4,180
Green Bay WI Area Public School District GO	4.000%	4/1/26	(Prere.)	3,685	4,327
Green Bay WI Area Public School District GO	4.000%	4/1/26	(Prere.)	3,825	4,491
Madison WI Area Technical College GO	5.000%	3/1/22		4,055	4,353
Madison WI Area Technical College GO	5.000%	3/1/23		4,345	4,816
Madison WI Area Technical College GO	4.000%	3/1/24		4,590	5,077
Madison WI Area Technical College GO	4.000%	3/1/25		3,000	3,390
Madison WI Area Technical College GO	4.000%	3/1/27		5,340	6,267
Madison WI Area Technical College GO	4.000%	3/1/28		5,530	6,517
Madison WI GO	3.000%	10/1/21		8,045	8,283
Madison WI GO	4.000%	10/1/26		6,540	7,592
Middleton Cross Plains WI Area School District GO	4.000%	3/1/33		5,280	5,905
Middleton Cross Plains WI Area School District GO	4.000%	3/1/34		11,690	13,035
Middleton Cross Plains WI Area School District GO	4.000%	3/1/35		15,110	16,789

Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Milwaukee WI GO	4.000%	4/1/32		6,100	6,806
Milwaukee WI GO	3.000%	4/1/33		4,825	5,019
Milwaukee WI GO	3.000%	4/1/34		4,825	4,987
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22		2,690	2,961
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.160%	5/1/20		400	400
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.180%	5/1/20		4,500	4,500
Verona WI Area School District GO	5.000%	4/1/26		3,485	4,198
West De Pere WI School District GO	5.000%	4/1/30		3,820	4,764
West De Pere WI School District GO	4.000%	4/1/31		3,195	3,657
Wisconsin Environmental Improvement Fund Revenue	5.000%	6/1/35		6,435	7,511
Wisconsin GO	5.000%	5/1/20		1,000	1,000
Wisconsin GO	5.000%	5/1/20		2,915	2,915
Wisconsin GO	5.000%	5/1/20	(Prere.)	2,305	2,305
Wisconsin GO	5.000%	5/1/20	(Prere.)	1,195	1,195
Wisconsin GO	5.000%	5/1/21	(Prere.)	10,425	10,874
Wisconsin GO	5.000%	5/1/22	(Prere.)	1,400	1,519
Wisconsin GO	5.000%	5/1/22	(Prere.)	2,060	2,235
Wisconsin GO	5.000%	5/1/22	(Prere.)	1,715	1,861
Wisconsin GO	5.000%	5/1/22	(Prere.)	110	119
Wisconsin GO	5.000%	5/1/22	(Prere.)	40	43
Wisconsin GO	5.000%	5/1/22	(Prere.)	7,405	8,035
Wisconsin GO	5.000%	5/1/22	(Prere.)	2,835	3,076
Wisconsin GO	5.000%	11/1/23		2,620	2,970
Wisconsin GO	5.000%	5/1/26		9,000	10,108
Wisconsin GO	5.000%	5/1/26		5,840	7,101
Wisconsin GO	5.000%	5/1/27		4,000	4,675
Wisconsin GO	5.000%	11/1/28		30,170	37,507
Wisconsin GO	5.000%	5/1/29		16,840	19,864
Wisconsin GO	5.000%	5/1/29		5,055	5,633
Wisconsin GO	5.000%	11/1/29		3,210	3,969
Wisconsin GO	5.000%	5/1/30		7,760	9,117
Wisconsin GO	5.000%	11/1/31		5,000	6,116
Wisconsin GO	4.000%	5/1/32		12,500	14,304
Wisconsin GO	5.000%	5/1/32		5,025	5,853
Wisconsin GO	4.000%	5/1/33		11,520	13,112
Wisconsin GO	5.000%	5/1/33		10,475	12,470
Wisconsin GO	5.000%	5/1/34		5,000	5,793
Wisconsin GO	5.000%	5/1/34		11,020	13,084
Wisconsin GO	5.000%	5/1/34		11,905	14,403
Wisconsin GO	5.000%	5/1/34		12,500	14,842
Wisconsin GO	4.000%	11/1/34		4,000	4,532
Wisconsin GO	5.000%	5/1/35		13,090	15,125
Wisconsin GO	5.000%	5/1/35		10,600	12,546
Wisconsin GO	5.000%	5/1/35		15,040	17,801
Wisconsin GO	5.000%	5/1/36		24,590	28,337
Wisconsin GO	5.000%	5/1/36		21,325	24,575
Wisconsin GO	5.000%	5/1/36		11,195	13,208
Wisconsin GO	5.000%	5/1/36		14,385	17,264
Wisconsin GO	5.000%	5/1/36		15,830	18,677
Wisconsin GO	5.000%	5/1/37		12,500	14,960
Wisconsin GO	5.000%	5/1/38		11,000	13,131
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(ETM)	3,240	3,250
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	5,230	5,246
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	(Prere.)	3,295	3,305
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/29		1,175	1,379
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/30		1,410	1,645
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/27		770	883
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/28		1,400	1,622
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/29		1,000	1,103
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/32		8,045	8,618
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33		50,545	53,964
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34		38,835	41,344
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/35		17,075	18,118

Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36		4,460	5,030
5	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21		34,255	35,547
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group	4.500%	11/15/39		9,600	10,357
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)	4.000%	8/15/33		450	464
	Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community Hospitals Inc.)	5.250%	8/15/23	(Prere.)	2,715	3,091
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/27		150	176
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/28		175	208
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/29		200	240
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/30		275	327
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/31		300	353
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/32		660	771
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	5.000%	12/1/34		700	811
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/26		880	1,043
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/27		975	1,179
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/28		835	1,005
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.000%	8/15/29		800	958
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/30		8,305	9,332
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/31		6,000	6,684
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/32		5,345	5,917
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36		4,715	5,124
	Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37		5,910	6,404
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25		2,500	2,888
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27		1,855	2,236
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33		4,000	4,632
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34		6,845	7,896
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35		5,450	6,257
4	Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) TOB VRDO	0.320%	5/7/20		10,890	10,890
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28		12,130	13,533
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29		12,020	13,360
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24		700	742
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28		1,865	1,966
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29		1,500	1,578
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		1,660	1,741
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/24		2,310	2,547
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/25		2,435	2,734
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/26		940	1,072
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/27		1,685	1,892
	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	5.000%	2/15/32		4,200	4,574
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34		11,035	13,046
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35		6,365	7,512
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) VRDO	0.150%	5/1/20	LOC	16,300	16,300
	Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/26		1,000	1,199
	Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/27		850	1,042
	Wisconsin Health & Educational Facilities Authority Revenue (Milwaukee Regional Medical Center Thermal Service)	5.000%	4/1/28		900	1,125
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22	(Prere.)	5,950	6,494
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30		2,225	2,454
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31		1,650	1,810
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33		1,300	1,417
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34		1,260	1,370
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/28		1,235	1,172
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.000%	8/1/33		1,870	1,694
	Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.125%	8/1/38		4,780	4,209
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/31		1,555	1,867
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/32		2,235	2,664
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/33		2,945	3,494
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34		1,500	1,772
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/35		2,540	2,774
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/36		2,605	2,822

Intermediate-Term Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/38	5,225	5,577
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/31	1,000	1,091
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/33	1,140	1,227
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/38	3,500	3,697
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,410
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,093
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,875	5,464
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	7,776
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,783
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,511
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,544
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/27	2,350	2,515
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/28	2,595	2,780
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/29	1,475	1,585
Wisconsin Public Finance Authority Revenue (Retirement Housing Foundation National Obligated Group)	5.000%	11/15/30	2,585	2,764
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,430
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,550	3,931
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	5,000	5,461
Wisconsin Transportation Revenue	5.000%	7/1/24	5,230	6,060
Wisconsin Transportation Revenue	5.000%	7/1/25	5,500	6,553
Wisconsin Transportation Revenue	5.000%	7/1/26	5,775	7,056
Wisconsin Transportation Revenue	5.000%	7/1/30	7,020	8,480
Wisconsin Transportation Revenue	5.000%	7/1/31	13,325	16,370
Wisconsin Transportation Revenue	5.000%	7/1/31	6,000	7,213
Wisconsin Transportation Revenue	5.000%	7/1/32	7,740	9,269
Wisconsin Transportation Revenue	5.000%	7/1/33	8,125	9,709
Wisconsin Transportation Revenue	5.000%	7/1/34	4,440	5,061
Wisconsin Transportation Revenue	5.000%	7/1/34	8,530	10,171
Wisconsin Transportation Revenue	5.000%	7/1/35	3,700	4,211
Wisconsin Transportation Revenue	5.000%	7/1/37	3,085	3,505
1,131,518
Wyoming (0.1%)
Sweetwater County WY Pollution Control Revenue (Idaho Power Co.)	1.700%	7/15/26	24,000	23,847
Uinta County WY Pollution Control Revenue (Chevron USA Inc. Project) VRDO	0.140%	5/1/20	13,250	13,250
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25	(15)	1,000	1,161
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28	(15)	1,025	1,238
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29	(15)	1,040	1,251
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31	(15)	1,105	1,316
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32	(15)	1,050	1,243
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35	(15)	1,450	1,697
45,003
Total Tax-Exempt Municipal Bonds (Cost $68,060,296)	69,538,619

Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
7	Vanguard Municipal Cash Management Fund (Cost $580,997)	0.264%	5,809,619	581,078
Total Investments (99.4%) (Cost $68,641,293)	70,119,697
Other Assets and Liabilities—Net (0.6%)	450,947
Net Assets (100%)	70,570,644

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $682,714,000, representing 1.0% of net assets.

5	Securities with a value of $3,540,000 have been segregated as initial margin for open futures contracts.

6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

(20) NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2020	(728)	(114,319)	(6,047)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $68,060,296)	69,538,619
Affiliated Issuers (Cost $580,997)	581,078
Total Investments in Securities	70,119,697
Investment in Vanguard	3,672
Receivables for Investment Securities Sold	54,545
Receivables for Accrued Income	837,105
Receivables for Capital Shares Issued	75,369
Other Assets	977
Total Assets	71,091,365
Liabilities
Due to Custodian	32,499
Payables for Investment Securities Purchased	330,660
Payables for Capital Shares Redeemed	103,423
Payables for Distributions	41,954
Payables to Vanguard	12,105
Variation Margin Payable—Futures Contracts	80
Total Liabilities	520,721
Net Assets	70,570,644

At April 30, 2020, net assets consisted of:

Paid-in Capital	69,207,868
Total Distributable Earnings (Loss)	1,362,776
Net Assets	70,570,644

Investor Shares—Net Assets
Applicable to 239,822,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,384,689
Net Asset Value Per Share—Investor Shares	$14.11

Admiral Shares—Net Assets
Applicable to 4,760,471,255 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	67,185,955
Net Asset Value Per Share—Admiral Shares	$14.11

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	961,506
Total Income	961,506
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,553
Management and Administrative—Investor Shares	2,502
Management and Administrative—Admiral Shares	23,880
Marketing and Distribution—Investor Shares	243
Marketing and Distribution—Admiral Shares	2,640
Custodian Fees	81
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—Admiral Shares	286
Trustees’ Fees and Expenses	21
Total Expenses	34,288
Net Investment Income	927,218
Realized Net Gain (Loss)
Investment Securities Sold[1]	41,254
Futures Contracts	(28,234)
Realized Net Gain (Loss)	13,020
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,907,025)
Futures Contracts	(8,183)
Change in Unrealized Appreciation (Depreciation)	(1,915,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	(974,970)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $5,203,000, ($27,000), and $64,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	927,218	1,794,921
Realized Net Gain (Loss)	13,020	15,726
Change in Unrealized Appreciation (Depreciation)	(1,915,208)	3,537,756
Net Increase (Decrease) in Net Assets Resulting from Operations	(974,970)	5,348,403
Distributions[1]
Investor Shares	(44,335)	(93,826)
Admiral Shares	(883,456)	(1,703,231)
Total Distributions	(927,791)	(1,797,057)
Capital Share Transactions
Investor Shares	(145,311)	(2,183)
Admiral Shares	1,343,988	9,584,249
Net Increase (Decrease) from Capital Share Transactions	1,198,677	9,582,066
Total Increase (Decrease)	(704,084)	13,133,412
Net Assets
Beginning of Period	71,274,728	58,141,316
End of Period	70,570,644	71,274,728

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.46	$13.67	$14.17	$14.31	$14.19	$14.26
Investment Operations
Net Investment Income	.177[1]	.380[1]	.390[1]	.385[1]	.393	.413
Net Realized and Unrealized Gain (Loss) on Investments	(.350)	.791	(.502)	(.140)	.120	(.070)
Total from Investment Operations	(.173)	1.171	(.112)	.245	.513	.343
Distributions
Dividends from Net Investment Income	(.177)	(.381)	(.388)	(.385)	(.393)	(.413)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.177)	(.381)	(.388)	(.385)	(.393)	(.413)
Net Asset Value, End of Period	$14.11	$14.46	$13.67	$14.17	$14.31	$14.19

Total Return[2]	-1.22%	8.65%	-0.80%	1.76%	3.63%	2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,385	$3,620	$3,427	$4,040	$4,513	$4,416
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.67%	2.81%	2.73%	2.72%	2.91%
Portfolio Turnover Rate	9%	8%	15%	15%	9%	12%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculation based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.46	$13.67	$14.17	$14.31	$14.19	$14.26
Investment Operations
Net Investment Income	.183[1]	.391[1]	.401[1]	.399[1]	.407	.425
Net Realized and Unrealized Gain (Loss) on Investments	(.350)	.791	(.502)	(.140)	.120	(.070)
Total from Investment Operations	(.167)	1.182	(.101)	.259	.527	.355
Distributions
Dividends from Net Investment Income	(.183)	(.392)	(.399)	(.399)	(.407)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.183)	(.392)	(.399)	(.399)	(.407)	(.425)
Net Asset Value, End of Period	$14.11	$14.46	$13.67	$14.17	$14.31	$14.19

Total Return[2]	-1.18%	8.73%	-0.72%	1.86%	3.73%	2.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$67,186	$67,655	$54,714	$52,001	$48,473	$40,302
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.75%	2.89%	2.83%	2.82%	2.99%
Portfolio Turnover Rate	9%	8%	15%	15%	9%	12%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculation based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings

Intermediate-Term Tax-Exempt Fund

under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $3,672,000, representing 0.01% of the fund’s net assets and 1.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	69,538,619	—	69,538,619
Temporary Cash Investments	581,078	—	—	581,078
Total	581,078	69,538,619	—	70,119,697
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	80	—	—	80

1 Represents variation margin on the last day of the reporting period.

D. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	68,676,078
Gross Unrealized Appreciation	2,082,244
Gross Unrealized Depreciation	(644,672)
Net Unrealized Appreciation (Depreciation)	1,437,572

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $85,097,000 that may be carried forward indefinitely. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended April 30, 2020, the fund purchased $7,928,865,000 of investment securities and sold $6,311,716,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	423,520	29,309	941,143	66,467
Issued in Lieu of Cash Distributions	37,240	2,574	78,693	5,532
Redeemed	(606,071)	(42,344)	(1,022,019)	(72,466)
Net Increase (Decrease)—Investor Shares	(145,311)	(10,461)	(2,183)	(467)
Admiral Shares
Issued	9,787,120	677,728	20,507,742	1,452,169
Issued in Lieu of Cash Distributions	627,877	43,404	1,209,852	84,974
Redeemed	(9,071,009)	(638,897)	(12,133,345)	(862,108)
Net Increase (Decrease)—Admiral Shares	1,343,988	82,235	9,584,249	675,035

G. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Allocation

As of April 30, 2020

New York	13.5%
California	11.2
Texas	7.9
Pennsylvania	6.1
Illinois	6.0
Ohio	4.7
Florida	4.4
Massachusetts	3.3
New Jersey	3.2
Michigan	3.1
Georgia	3.0
Maryland	2.7
Colorado	2.5
District of Columbia	1.8
Tennessee	1.7
South Carolina	1.6
Arizona	1.5
Wisconsin	1.5
Virginia	1.4
Minnesota	1.4
Missouri	1.3
Indiana	1.2
Alabama	1.2
North Carolina	1.2
Hawaii	1.2
Oregon	1.1
Other	10.3

The table reflects the fund’s investments, except for short-term investments.

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (1.2%)
Alabama GO	4.000%	11/1/30		6,195	6,945
Alabama GO	4.000%	11/1/31		6,445	7,192
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	5,000	5,108
Birmingham AL GO	5.000%	3/1/37		2,500	2,730
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32		7,145	8,460
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43		5,010	5,737
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		23,975	25,564
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26		5,000	5,359
Huntsville AL GO	5.000%	5/1/26		325	338
Huntsville AL GO	5.000%	5/1/32		3,190	3,906
Jefferson County AL Board of Education GO	5.000%	2/1/46		3,000	3,481
Jefferson County AL Sewer Revenue	6.000%	10/1/42		8,780	10,010
Jefferson County AL Sewer Revenue	7.000%	10/1/51		10,000	11,675
Jefferson County AL Sewer Revenue	6.500%	10/1/53		15,545	17,889
[1] Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	(4)	12,500	11,896
[1] Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/2023	0.000%	10/1/46		1,100	1,030
Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25		4,200	4,468
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		2,000	2,049
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		1,255	1,315
Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24		3,335	3,504
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46		7,040	8,021
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41		4,505	5,110
University of South Alabama University Facilities Revenue	5.000%	10/1/29	(15)	1,000	1,204
University of South Alabama University Facilities Revenue	5.000%	10/1/30	(15)	1,000	1,197
University of South Alabama University Facilities Revenue	5.000%	10/1/31	(15)	1,000	1,186
University of South Alabama University Facilities Revenue	5.000%	10/1/32	(15)	750	882
University of South Alabama University Facilities Revenue	5.000%	10/1/33	(15)	1,435	1,674
					157,930
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26		6,620	7,581
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28		3,995	4,550
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41		6,000	6,095
					18,226
Arizona (1.4%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/37		1,000	1,112
Arizona Board of Regents Revenue	4.000%	7/1/38		1,250	1,411
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/43		100	93
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/48		1,075	969
Arizona Industrial Development Authority Revenue (Eastern Michigan University Parking Project)	5.000%	5/1/51		825	733
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	8/1/28		1,000	1,213
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	2/1/29		1,960	2,393
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/30		2,000	2,487
Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/31		1,000	1,253
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/44	(15)	1,250	1,289
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/49	(15)	1,375	1,528
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/54	(15)	2,000	2,216
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/58	(15)	1,500	1,659
Arizona State Industrial Development Authority Revenue (Pinecrest Academy)	5.750%	7/15/48		3,200	3,299
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35		4,480	5,218
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43		11,690	13,447
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/28		1,350	1,610
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/29		500	603
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30		1,050	1,278
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/31		425	514
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/32		525	632

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
La Paz County AZ Industrial Development Authority (Harmony Public Schools Project) Revenue	5.000%	2/15/48		1,350	1,389
Maricopa County AZ Industrial Development Authority Revenue (Legacy Traditional School)	5.000%	7/1/49		1,500	1,676
Maricopa County AZ Industrial Development Authority Revenue (Legacy Traditional School)	5.000%	7/1/49		3,500	3,228
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	4.000%	1/1/41		17,000	17,510
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group)	5.000%	1/1/41		5,000	5,654
Maricopa County AZ Industrial Development Authority Health Facilities Revenue (Banner Health Obligated Group) PUT	5.000%	5/15/26		5,000	5,885
Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/42		4,000	4,445
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	4.000%	7/1/34		545	633
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	4.000%	7/1/35		350	405
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	4.000%	7/1/36		500	575
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	4.000%	7/1/37		600	685
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	4.000%	7/1/38		750	851
Maricopa County AZ Unified School District No. 69 (Paradise Valley) GO	4.000%	7/1/39		600	679
Mesa AZ Utility System Revenue	4.000%	7/1/31		7,275	8,146
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/40		3,000	3,141
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/44		4,500	4,718
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/49		5,550	5,783
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/49		10,000	11,333
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/31		3,080	3,831
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/32		3,000	3,705
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/33		2,135	2,622
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/34		2,020	2,473
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/35		2,085	2,542
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/35		5,515	6,558
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/36		3,025	3,673
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/37		3,350	4,055
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/38		3,440	4,152
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/37		3,750	4,014
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/42		3,000	3,173
Pinal County AZ Electric District Revenue	4.000%	7/1/32		1,000	1,094
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34		10,040	12,265
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35		10,020	12,196
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38		3,155	3,712
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20		515	525
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24		2,220	2,502
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		820	970
					195,755
Arkansas (0.1%)
Rogers AR School District No. 30 GO	3.000%	2/1/30		4,660	4,849
Springdale AR Sales and Use Revenue	5.000%	4/1/33	(15)	1,895	2,120
Springdale AR Sales and Use Revenue	5.000%	4/1/34	(15)	2,360	2,635
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31		2,170	2,435
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32		2,855	3,193
					15,232
California (10.7%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	5,000	3,345
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31	(14)	8,450	6,312
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33	(14)	12,130	8,356
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29		8,300	9,438
Alameda County CA Unified School District GO	5.000%	8/1/39		11,455	13,212
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	2,060	2,311
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/42		6,580	7,013
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		8,000	9,033
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		3,500	3,550
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	30	35
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	10,830
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49		5,000	5,711
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36		3,000	3,452
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		14,000	15,912
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		1,050	1,624
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		14,450	23,088
California GO	5.000%	10/1/29		5,000	5,725
California GO	5.000%	10/1/30		12,600	14,404
California GO	5.000%	9/1/31		15,050	17,921
California GO	5.250%	8/1/32	(4)	5,000	6,723
California GO	5.000%	4/1/33		5,545	6,223

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	4.000%	8/1/33		5,000	5,503
California GO	5.000%	8/1/33		16,090	18,948
California GO	5.000%	8/1/34		5,025	5,812
California GO	5.000%	8/1/35		1,170	1,370
California GO	5.000%	9/1/35		13,220	15,500
California GO	5.000%	10/1/35		2,190	2,544
California GO	4.000%	11/1/35		5,000	5,551
California GO	5.000%	9/1/36		3,250	3,500
California GO	3.000%	10/1/36		5,400	5,527
California GO	3.000%	10/1/37		4,750	4,844
California GO	5.000%	9/1/42		11,360	12,174
California GO	5.000%	2/1/43		5,500	5,919
California GO	5.000%	4/1/43		1,000	1,081
California GO	5.000%	11/1/43		5,075	5,558
California GO	5.000%	12/1/43		8,250	9,052
California GO	5.000%	8/1/45		7,280	8,232
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/42		1,445	1,515
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47		4,965	5,267
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42		1,115	1,251
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		1,555	1,732
California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44		10,000	10,646
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		5,000	5,339
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		20,000	22,905
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		2,000	2,176
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	8/15/50		5,000	5,373
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	6,000	6,089
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20	(Prere.)	15,000	15,226
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34		3,545	4,090
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		2,600	2,710
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		29,100	31,495
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/48		5,000	5,088
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		5,000	5,489
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		7,800	8,563
California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		13,800	14,829
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31		2,075	2,422
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47		8,000	7,771
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		5,000	5,300
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		4,560	4,833
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36		2,235	2,427
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20	(Prere.)	5,000	5,021
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/41	(15)	5,040	5,865
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,630	5,969
California Public Works Board Lease Revenue	5.000%	3/1/31		1,000	1,264
California Public Works Board Lease Revenue	5.000%	3/1/32		1,000	1,253
California Public Works Board Lease Revenue	5.000%	3/1/33		1,350	1,680
California Public Works Board Lease Revenue	5.000%	3/1/34		1,500	1,859
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30		1,320	1,492
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31		5,015	6,274
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32		7,280	8,164
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		14,705	15,600
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,366
California State University Systemwide Revenue	5.000%	11/1/34		2,000	2,390
California State University Systemwide Revenue	5.000%	11/1/36		6,000	7,122
California State University Systemwide Revenue	5.000%	11/1/37		1,025	1,265
California State University Systemwide Revenue	5.000%	11/1/38		2,100	2,443
California State University Systemwide Revenue	5.000%	11/1/43		3,190	3,688
California State University Systemwide Revenue	5.000%	11/1/45		1,000	1,147
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	6,200	6,869
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	4.000%	7/1/48		4,000	4,149
California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		8,315	10,532
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		24,250	25,405
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		1,685	2,134
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		2,500	2,532
Carlsbad CA Unified School District GO	3.125%	8/1/48		6,000	6,121

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Castro Valley CA Unified School District GO	4.000%	8/1/46		5,250	5,660
Centinela Valley CA Union High School District GO	4.000%	8/1/41	(15)	3,000	3,219
Chabot-Las Positas CA Community College District GO	4.000%	8/1/42		4,940	5,360
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		4,550	4,900
Chaffey CA Union High School District GO	5.250%	8/1/47		3,260	3,805
Charter Oak CA Unified School District GO	5.000%	8/1/40	(4)	5,270	6,047
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	1,050	1,201
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(4)	3,130	3,553
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34	(4)	1,100	1,246
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35	(4)	865	977
Chino Valley CA Unified School District GO	5.000%	8/1/55		750	901
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34		2,840	3,081
Clovis CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,390	2,701
Clovis CA Unified School District GO	5.000%	8/1/23	(Prere.)	1,460	1,658
Coast CA Community College District GO	4.000%	8/1/32		7,205	7,943
Coast CA Community College District GO	3.000%	8/1/39		4,300	4,383
Corona-Norco CA Unified School District GO	5.000%	8/1/44		6,625	7,577
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/32		1,500	1,677
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/34	(4)	4,600	4,780
El Camino CA Community College District GO	4.000%	8/1/41		7,000	7,582
El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	1,480	1,681
Elk Grove CA Unified School District GO	4.000%	8/1/48		21,670	23,259
Escondido CA GO	5.000%	9/1/32		3,855	4,546
Escondido CA Union School District GO	4.000%	8/1/47		7,500	7,971
Foothill-De Anza CA Community College District GO	4.000%	8/1/34		2,185	2,403
Foothill-De Anza CA Community College District GO	4.000%	8/1/35		2,000	2,192
Foothill-De Anza CA Community College District GO	5.000%	8/1/36		1,645	1,890
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		11,000	11,827
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,155	1,379
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/23	(Prere.)	3,000	3,386
Gilroy CA Unified School District GO	4.000%	8/1/46		2,000	2,151
Glendale CA Community College District GO	5.000%	8/1/37		1,710	2,038
Grossmont CA Union High School District GO	4.000%	8/1/29		1,775	2,026
Grossmont CA Union High School District GO	4.000%	8/1/30		1,750	1,987
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		2,000	2,153
Hayward CA Unified School District GO	4.000%	8/1/43	(15)	8,500	9,194
Hayward CA Unified School District GO	4.000%	8/1/48	(15)	6,100	6,554
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20	(Prere.)	2,225	2,286
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/44	(15)	1,200	1,260
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/49	(15)	1,000	1,043
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/54	(15)	2,750	2,860
Jefferson CA Union High School District GO	5.000%	8/1/29	(15)	1,880	2,205
Jefferson CA Union High School District GO	5.000%	8/1/31	(15)	3,265	3,814
Long Beach CA Community College District GO	4.000%	8/1/49		4,400	4,806
Long Beach CA Harbor Revenue	5.000%	5/15/37		4,365	5,039
Long Beach CA Harbor Revenue	5.000%	5/15/42		1,500	1,724
Long Beach CA Unified School District GO	3.000%	8/1/47		5,000	4,947
Los Angeles CA Community College District GO	4.000%	8/1/32		10,000	10,870
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33		1,555	1,762
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,500	2,825
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		9,000	9,624
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		5,000	5,351
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		3,500	3,746
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		5,220	5,947
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/37		6,025	7,375
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/45		1,000	1,195
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36		9,150	10,967
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		8,215	9,816
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36		4,560	4,976
Los Angeles CA Unified School District GO	5.000%	7/1/35		375	449
Los Angeles CA Unified School District GO	5.000%	7/1/36		520	619
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		4,090	4,785
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32		4,815	5,630
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		7,600	8,242
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30		4,685	5,256
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31		7,180	8,024
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32		6,465	7,192

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles County CA School District GO	5.000%	7/1/36	(15)	6,000	7,167
	Los Angeles County CA Unified School District GO	3.000%	1/1/34		4,785	4,980
	M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	1,205	1,216
	Martinez CA Unified School District GO	4.000%	8/1/48		9,020	9,687
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		1,745	2,036
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	6,965	7,448
	Monterey Peninsula CA Unified School District GO	4.000%	8/1/41		5,000	5,416
	Monterey Peninsula CA Unified School District GO	4.000%	8/1/45		2,000	2,151
1	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,025	3,329
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,500	3,792
	Oakland CA GO	5.000%	1/15/35		4,105	4,828
	Oakland CA Unified School District GO	5.000%	8/1/29	(4)	1,540	1,786
	Oakland CA Unified School District GO	5.000%	8/1/30	(4)	1,000	1,158
	Palomar Pomerado Health California GO	0.000%	8/1/37		5,415	3,104
	Palomar Pomerado Health California GO	7.000%	8/1/38	(12)	10,000	13,797
	Poway CA Unified School District GO	0.000%	8/1/51		20,000	6,465
	Riverside CA Community College District GO	5.000%	8/1/29		5,855	6,890
	Riverside CA Community College District GO	5.000%	8/1/30		5,555	6,525
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/33	(4)	4,345	4,793
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/34	(4)	4,000	4,384
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		9,420	11,164
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		8,330	9,714
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		10,000	11,583
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44		3,000	3,168
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		1,000	1,055
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	(14)	15,815	12,554
	San Bernardino CA Community College District GO	5.000%	8/1/25	(Prere.)	3,750	4,516
	San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	13,000	14,657
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		2,250	2,462
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		3,750	4,214
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37		4,740	5,594
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38		3,000	3,531
	San Diego CA Unified School District GO	0.000%	7/1/33		2,500	1,692
	San Diego CA Unified School District GO	0.000%	7/1/35		3,605	2,232
	San Diego CA Unified School District GO	0.000%	7/1/37		14,000	8,586
	San Diego CA Unified School District GO	4.000%	7/1/45		9,000	9,648
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,000	1,195
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42		1,000	1,123
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		5,450	5,807
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/49		1,600	1,827
	San Dieguito CA Union High School District GO	4.000%	8/1/32		4,960	5,481
	San Dieguito CA Union High School District GO	4.000%	8/1/33		1,820	1,999
	San Dieguito CA Union High School District GO	4.000%	8/1/42		7,805	8,496
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/23	(Prere.)	1,125	1,277
	San Francisco CA City & County COP	4.000%	9/1/34		5,085	5,422
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		2,000	2,196
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		9,700	10,970
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30		7,675	9,009
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34		8,225	9,902
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		7,500	8,998
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		8,585	9,987
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/40		2,290	2,587
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/41		2,885	3,256
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/42		2,105	2,373
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		3,670	4,133
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/44		3,850	4,332
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/45		2,565	2,884
	San Jacinto CA Unified School District CP	5.000%	9/1/37	(4)	1,850	2,244
	San Jacinto CA Unified School District CP	5.000%	9/1/39	(4)	1,020	1,227
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	9,250	7,932
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		1,400	1,505
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		1,650	1,744
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/49		3,750	3,934
	San Jose CA Airport Revenue	5.000%	3/1/47		5,245	5,842
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43	(15)	4,640	5,071
	San Mateo CA Union High School District GO	4.000%	9/1/31		6,240	6,993
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		6,030	6,437
	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/44		7,250	7,971
	San Rafael CA Elementary School District GO	4.000%	8/1/47		1,350	1,443
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33		2,200	2,440
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/36		2,500	2,546

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Clara CA Unified School District GO	4.000%	7/1/41		10,000	10,840
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41		1,750	2,049
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46		2,150	2,502
Santa Rosa CA High School District GO	5.000%	8/1/43	(4)	3,265	3,812
Simi Valley CA Unified School District GO	0.000%	8/1/29	(4)	1,495	1,234
Southwestern California Community College District GO	5.000%	8/1/44		7,800	8,958
Stockton CA Unified School District GO	5.000%	8/1/42	(4)	4,650	5,140
Twin Rivers CA Unified School District GO	5.000%	8/1/40	(15)	5,000	5,444
Union CA Sanitary District Finance Authority Revenue	3.000%	9/1/45		1,375	1,377
Union CA Sanitary District Finance Authority Revenue	3.000%	9/1/50		1,500	1,487
University of California Revenue	4.000%	5/15/35		5,000	5,427
University of California Revenue	5.000%	5/15/35		10,045	11,948
University of California Revenue	5.250%	5/15/37		3,000	3,405
University of California Revenue	5.000%	5/15/38		20,025	21,908
University of California Revenue	5.000%	5/15/38		1,000	1,203
University of California Revenue	5.250%	5/15/38		10,000	11,328
University of California Revenue	5.000%	5/15/44		4,000	4,461
University of California Revenue	5.000%	5/15/46		3,090	3,551
University of California Revenue	4.000%	5/15/47		9,000	9,716
University of California Revenue	5.000%	5/15/58		15,000	17,545
Vacaville CA Unified School District GO	4.000%	8/1/45		1,000	1,085
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31		5,110	6,030
Washington Township CA Health Care District GO	5.500%	8/1/38		5,125	5,628
West Contra Costa CA Unified School District GO	5.000%	8/1/45		8,000	9,141
West Contra Costa CA Unified School District GO	5.000%	8/1/45		4,250	4,856
Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	5,365	5,757
Western Placer CA Unified School District GO	4.000%	8/1/47	(15)	5,000	5,385
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		10,500	11,172
					1,453,290
Colorado (2.4%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31		8,000	9,626
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30		1,050	1,172
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31		1,515	1,683
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41		2,000	2,251
Colorado Building Excellent Schools COP	4.000%	3/15/44		3,700	4,000
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	5.000%	12/1/38		1,000	1,137
Colorado Educational & Cultural Facilities Authority Revenue (Stargate Charter School)	4.000%	12/1/48		2,500	2,562
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/43		4,750	5,327
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	5.000%	3/1/47		7,035	7,845
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/39		1,200	1,367
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/32		3,000	3,354
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/37		1,500	1,507
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/38		3,500	3,493
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/39		1,625	1,614
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/44		7,000	6,785
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/44		19,750	21,069
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/49		5,695	5,412
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/21	(Prere.)	4,000	4,133
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33		5,000	5,061
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.000%	1/1/40		7,500	7,754
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		1,900	1,810
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		5,000	4,615
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44	(4)	4,000	4,480
Denver CO City & County Airport Revenue	5.000%	11/15/43		8,000	8,613
Denver CO City & County Airport Revenue	5.000%	12/1/43		5,000	5,714
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44		7,415	8,393
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		10,605	12,081
Douglas County CO School District GO	5.000%	12/15/31		5,000	6,305
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	(14)	20,775	19,104
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	9,700	8,378
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	4,120	3,075
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	6,560	4,701
Garfield, Pitkin, & Eagle County CO School District GO	5.000%	12/15/30		5,300	6,300
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31		4,510	5,008
Larimer Weld & Boulder County CO School District No. R-2J Thompson GO	5.000%	12/15/32		4,015	5,011
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/46		5,750	6,610
Regional Transportation District of Colorado COP	5.000%	6/1/30		3,000	3,789
Regional Transportation District of Colorado COP	5.000%	6/1/31		3,000	3,766
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		5,000	5,014

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		15,015	15,056
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/36		4,440	5,158
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/32		2,000	2,537
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/33		1,860	2,349
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/34		2,545	3,200
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/35		1,815	2,271
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/36		2,845	3,531
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/37		4,085	5,041
Routt County CO School District No. RE02 (Steamboat Springs) GO	5.000%	12/1/38		4,440	5,461
Thornton CO COPS	4.000%	12/1/39		7,305	8,111
University of Colorado COP	4.000%	11/1/30		12,675	13,605
University of Colorado Enterprise System Revenue	4.000%	6/1/34		4,285	4,853
University of Colorado Enterprise System Revenue	4.000%	6/1/38		10,000	11,084
University of Colorado Enterprise System Revenue	4.000%	6/1/39		5,500	6,080
Weld County CO School District No. 6 (Greeley) GO	5.000%	12/1/33		4,025	5,102
Weld County CO School District No. 6 (Greeley) GO	5.000%	12/1/34		3,255	4,109
Weld County CO School District No. 6 (Greeley) GO	5.000%	12/1/35		3,250	4,066
Weld County CO School District No. 6 (Greeley) GO	5.000%	12/1/36		4,155	5,177
					326,710
Connecticut (0.6%)
Connecticut GO	5.000%	2/15/25		1,900	2,146
Connecticut GO	5.000%	2/15/26		1,550	1,785
Connecticut GO	5.000%	4/15/26		3,000	3,465
Connecticut GO	5.000%	2/15/27		2,000	2,339
Connecticut GO	5.000%	4/15/28		5,000	5,935
Connecticut GO	5.000%	10/15/31		1,850	1,970
Connecticut GO	5.000%	10/15/33		4,500	5,080
Connecticut GO	5.000%	4/15/34	(15)	2,120	2,554
Connecticut GO	5.000%	4/15/39	(15)	5,050	5,949
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/42		10,000	10,596
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32		1,355	1,383
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44		905	931
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/30		5,000	5,847
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/31		2,000	2,245
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31		6,500	7,092
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33		7,000	7,717
Hartford County CT Metropolitan District GO	5.000%	7/15/33		1,045	1,228
Hartford County CT Metropolitan District GO	5.000%	7/15/36		1,750	2,034
Hartford County CT Metropolitan District GO	4.000%	7/15/37		1,000	1,091
Hartford County CT Metropolitan District GO	4.000%	7/15/40		1,115	1,206
Rocky Hill CT GO	3.000%	1/15/35		1,615	1,678
Rocky Hill CT GO	3.000%	1/15/36		1,565	1,618
University of Connecticut GO	5.000%	2/15/32		1,110	1,271
University of Connecticut GO	5.000%	2/15/33		2,415	2,761
					79,921
Delaware (0.2%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/40		4,040	4,400
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Obligated Group)	4.000%	7/1/43		5,000	5,394
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55		8,940	9,918
University of Delaware Revenue	5.000%	5/1/23	(Prere.)	1,990	2,230
University of Delaware Revenue	5.000%	5/1/23	(Prere.)	1,000	1,121
University of Delaware Revenue	5.000%	11/1/41		2,490	3,486
University of Delaware Revenue	5.000%	11/1/42		1,090	1,534
University of Delaware Revenue	5.000%	11/1/43		1,540	2,177
					30,260
District of Columbia (1.8%)
District of Columbia GO	5.000%	6/1/24		1,000	1,154
District of Columbia GO	5.000%	6/1/28		2,750	3,248
District of Columbia GO	5.000%	6/1/32		4,500	5,101
District of Columbia GO	4.000%	6/1/34		8,000	9,023
District of Columbia GO	5.000%	10/15/37		10,000	12,306
District of Columbia GO	5.000%	6/1/38		10,025	11,242
District of Columbia GO	5.000%	6/1/42		5,235	6,151
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33		9,235	10,318
District of Columbia Income Tax Revenue	5.000%	3/1/36		5,225	6,587
District of Columbia Income Tax Revenue	4.000%	3/1/37		9,675	11,061
District of Columbia Income Tax Revenue	4.000%	3/1/39		20,000	22,645
District of Columbia Income Tax Revenue	5.000%	3/1/40		6,500	8,064
District of Columbia Income Tax Revenue	4.000%	3/1/45		1,000	1,121

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia Revenue (Catholic University of America)	5.000%	10/1/47		7,000	7,501
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29		3,580	4,223
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30		3,085	3,635
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34		5,855	6,867
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		8,610	10,036
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37		10,000	10,814
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/37		1,250	1,358
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/38		1,300	1,406
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/39		1,000	1,079
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/44		8,250	8,024
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/49		42,000	40,409
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/53		24,755	23,444
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		7,500	7,663
Washington DC Convention & Sports Authority Revenue	5.000%	10/1/30		5,025	5,177
					239,657
Florida (4.3%)
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44		10,075	10,699
Broward County FL Airport System Revenue	5.250%	10/1/23	(Prere.)	6,000	6,885
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/20	(Prere.)	17,500	17,831
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/49		3,270	3,313
Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/54		1,400	1,411
Collier County FL Special Obligation Revenue	5.000%	7/1/20	(Prere.)	3,000	3,021
Escambia County FL Sales Tax Revenue	5.000%	10/1/43		8,930	10,375
Florida Board of Education Lottery Revenue	5.000%	7/1/26		6,750	8,265
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33		15,995	17,568
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25		4,849	5,593
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		2,815	2,799
Gainesville FL Utilities System Revenue	5.000%	10/1/33		6,040	7,296
Gainesville FL Utilities System Revenue	5.000%	10/1/36		8,075	9,628
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/43		6,445	7,111
Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Project)	5.000%	10/1/34		13,030	13,838
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		1,630	1,950
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/35		2,015	2,214
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37		4,500	4,513
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/35		1,440	1,664
Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	5.000%	8/15/36		1,000	1,152
Jacksonville FL Transportation Revenue	5.000%	10/1/31		2,000	2,170
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		1,300	1,606
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40		2,500	2,635
Martin County FL Health Facilities Authority Revenue (Cleveland Clinic Health System)	4.000%	1/1/46		8,600	9,057
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/24	(Prere.)	6,940	8,126
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44		5,000	5,182
Miami Beach FL Parking Revenue	5.000%	9/1/31	(15)	1,635	1,905
Miami Beach FL Parking Revenue	5.000%	9/1/40	(15)	1,850	2,136
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31		1,015	1,189
Miami Beach FL Stormwater Revenue	5.000%	9/1/47		5,000	5,419
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		4,830	5,407
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		10,000	11,122
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		6,525	7,257
Miami FL Packaging System Revenue	4.000%	10/1/32	(15)	2,905	3,297
Miami FL Packaging System Revenue	4.000%	10/1/33	(15)	1,500	1,693
Miami FL Packaging System Revenue	4.000%	10/1/34	(15)	1,640	1,844
Miami FL Packaging System Revenue	4.000%	10/1/35	(15)	1,770	1,980
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/20	(Prere.)	2,010	2,025
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/36	(4)	3,490	4,152
Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/37	(4)	3,000	3,557
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	2,000	2,035
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	4,110	4,188
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	1,090	1,111
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/32		7,095	8,598
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41		20,480	24,209
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31		2,265	2,408
Miami-Dade County FL GO	5.000%	7/1/31		2,315	2,413

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36		885	989
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48		10,000	7,819
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35		3,370	3,899
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36		3,775	4,352
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37		12,610	14,496
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32		5,150	5,871
	Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		5,000	5,600
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		10,000	10,888
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		2,560	2,775
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32		11,860	13,019
	Miami-Dade County FL Transit Sales Surtax Revenue	3.000%	7/1/37		4,885	5,035
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		7,575	8,077
	North Brevard County FL Hospital District Revenue	5.000%	1/1/42		4,575	4,939
	North Brevard County FL Hospital District Revenue	5.000%	1/1/48		13,555	14,415
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		6,940	7,188
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		2,090	2,165
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/47		7,500	7,336
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32		1,500	1,666
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/36	(4)	2,335	2,751
	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/38	(4)	3,160	3,703
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/24	(Prere.)	2,180	2,588
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	6,000	6,887
1	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.250% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	7,540	8,699
	Osceola County FL Transportation Revenue	4.000%	10/1/54		8,955	9,191
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/49		5,750	5,889
	Palm Beach County FL School Board COP	5.000%	8/1/31		10,000	11,389
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.000%	12/15/48		3,285	3,330
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.125%	12/15/53		2,355	2,400
	Putnam County FL Development Authority Revenue (Seminole Electric Cooperative Inc.)	5.000%	3/15/42		12,000	13,936
	Sarasota County FL Health Facilities Authority Revenue (Sunnyside Village Project)	5.000%	5/15/48		3,550	3,390
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41		15,000	16,962
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/47		16,035	17,453
	St. Johns County FL Development Authority Revenue (Presbyterian Retirement Communities Project)	6.000%	8/1/20	(Prere.)	5,000	5,063
	Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44		3,000	3,178
	Tallahassee FL Energy System Revenue	5.000%	10/1/30		3,370	3,980
	Tallahassee FL Energy System Revenue	5.000%	10/1/31		2,610	3,075
	Tallahassee FL Energy System Revenue	5.000%	10/1/32		2,250	2,646
	Tallahassee FL Energy System Revenue	5.000%	10/1/33		5,280	6,188
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44		6,860	7,178
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26		1,000	1,064
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28		1,700	1,804
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29		2,050	2,171
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		7,407	7,790
	Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37		3,130	3,363
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48		4,600	5,078
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,525	1,634
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,600	1,714
	Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21	(Prere.)	1,750	1,875
	West Palm Beach FL Revenue	5.000%	10/1/37		10,655	12,590
	West Palm Beach FL Revenue	5.000%	10/1/40		11,000	12,918
						576,253
Georgia (2.7%)
	Atlanta GA Airport Revenue	5.000%	1/1/33		2,615	2,746
	Atlanta GA Airport Revenue	5.000%	1/1/33		5,000	5,251
	Atlanta GA Airport Revenue	5.000%	1/1/34		2,750	2,885
	Atlanta GA Airport Revenue	5.000%	1/1/34		5,000	5,246
	Atlanta GA Airport Revenue	5.000%	1/1/37		6,010	6,289
	Atlanta GA Development Authority Revenue	5.250%	7/1/40		2,500	2,600
	Atlanta GA Development Authority Revenue	5.250%	7/1/44		5,500	5,711
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		5,000	5,710
	Atlanta GA Water & Wastewater Revenue	3.000%	11/1/37		3,100	3,195
	Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	4.000%	7/1/44		15,000	15,982
	Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32		3,275	3,509
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42		7,425	8,132
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/47		6,510	7,077
	Columbus GA Water & Sewer Revenue	5.000%	5/1/23	(Prere.)	1,000	1,122

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/44		4,990	5,651
	Dalton GA Combined Utilities Revenue	4.000%	3/1/34		760	826
	Dalton GA Combined Utilities Revenue	4.000%	3/1/35		1,000	1,084
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26	(14)	5,000	5,499
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/37		1,185	1,302
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/38		1,335	1,457
	DeKalb County GA Private Hospital Authority Revenue (Children’s Healthcare of Atlanta Inc. Project)	4.000%	7/1/39		1,000	1,084
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36		3,060	3,220
	Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46		15,000	16,368
	Forsyth County GA School District GO	5.000%	2/1/38		2,000	2,423
	Forsyth County GA School District Revenue	5.000%	4/1/33		1,500	1,893
	Forsyth County GA School District Revenue	5.000%	4/1/34		850	1,069
	Forsyth County GA School District Revenue	3.000%	4/1/36		550	574
	Forsyth County GA School District Revenue	3.000%	4/1/49		5,795	5,800
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31		1,875	2,020
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49		10,000	10,083
	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42		5,400	5,259
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/42		5,000	5,078
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/45		5,000	5,441
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.500%	8/15/54		10,000	11,463
	Georgia GO	5.000%	7/1/23		1,435	1,612
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30		4,365	4,560
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39		7,000	7,271
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/43		3,000	3,218
	Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/47		3,420	3,627
	Henry County GA School District GO	4.000%	8/1/30		5,000	5,678
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25		15,000	17,255
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		1,250	1,372
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/36		1,250	1,421
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/43		2,500	2,691
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		2,030	2,144
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		19,615	21,037
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26		4,000	4,283
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/34		5,420	5,572
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36		12,000	13,869
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37		15,835	18,257
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		2,010	2,208
	Municipal Electric Authority Georgia Revenue	4.000%	1/1/49		3,175	2,977
[2]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49		24,000	24,673
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59		13,750	14,034
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60		5,000	5,183
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/49		250	234
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56		7,250	7,651
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63		11,500	12,088
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/48		5,250	5,421
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59		5,025	5,146
	Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34		5,000	5,343
						361,874
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/31		2,500	2,508
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/31		3,190	3,209
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/32		1,165	1,167
	Guam Government Limited Obligation Revenue	5.000%	12/1/46		1,500	1,377
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/33		1,315	1,354
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34		1,500	1,540
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35		1,040	1,064
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36		1,000	1,020
	Guam Power Authority Revenue	5.000%	10/1/38		1,350	1,375
	Guam Power Authority Revenue	5.000%	10/1/40		2,375	2,404
						17,018

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii (1.1%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health Obligated Group)	5.500%	7/1/38		4,360	4,671
Hawaii GO	4.000%	10/1/27		3,745	4,246
Hawaii GO	5.000%	1/1/30		3,000	3,696
Hawaii GO	4.000%	10/1/30		15,460	17,395
Hawaii GO	4.000%	4/1/31		7,500	8,352
Hawaii GO	4.000%	10/1/31		6,770	7,601
Hawaii GO	5.000%	1/1/33		3,140	3,800
Hawaii GO	4.000%	10/1/33		3,770	4,110
Hawaii GO	5.000%	1/1/35		7,720	9,275
Hawaii GO	5.000%	1/1/37		18,700	22,302
Hawaii GO	5.000%	1/1/38		6,975	8,295
Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,027
Hawaii Highway Revenue	5.000%	1/1/38		2,770	3,356
Hawaii Highway Revenue	5.000%	1/1/39		3,155	3,812
Hawaii Highway Revenue	5.000%	1/1/40		2,565	3,092
Honolulu HI City & County GO	5.000%	10/1/32		6,840	7,989
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29		9,610	10,747
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/34		1,000	1,139
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/36		2,490	2,811
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40		10,000	11,381
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/42		7,500	8,172
					151,269
Idaho (0.2%)
[3] Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44		6,630	6,919
[3] Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47		15,180	16,543
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/36		4,200	4,763
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)	5.000%	3/1/37		3,060	3,458
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47		1,260	1,396
					33,079
Illinois (5.8%)
Champaign County IL Community Unit School District No. 4 GO	0.000%	1/1/28		550	477
Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/33		1,000	1,122
Champaign County IL Community Unit School District No. 4 GO	5.000%	1/1/34		2,000	2,357
Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/34		1,000	1,118
Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/35		1,290	1,435
Champaign County IL Community Unit School District No. 4 GO	4.000%	6/1/36		1,575	1,744
Chicago IL Board of Education GO	5.500%	12/1/26	(14)	5,895	6,358
Chicago IL Board of Education GO	0.000%	12/1/27	(14)	9,080	6,925
Chicago IL Board of Education GO	5.500%	12/1/30	(2)	3,490	3,865
Chicago IL Board of Education GO	5.000%	12/1/31	(4)	625	741
Chicago IL Board of Education GO	5.000%	12/1/32	(4)	1,500	1,767
Chicago IL Board of Education GO	5.000%	12/1/35	(4)	1,000	1,163
Chicago IL Board of Education GO	5.250%	12/1/41		3,140	2,981
Chicago IL Board of Education GO	5.000%	12/1/44		5,000	4,612
Chicago IL Board of Education GO	5.000%	12/1/46		12,000	10,987
Chicago IL Board of Education GO	5.000%	12/1/46		5,000	4,578
Chicago IL Board of Education GO	7.000%	12/1/46		1,815	1,990
Chicago IL GO	5.000%	1/1/26		2,390	2,444
Chicago IL GO	5.000%	1/1/34		8,000	7,921
Chicago IL GO	5.000%	1/1/38		2,000	1,928
Chicago IL GO	5.000%	1/1/39		3,735	3,577
Chicago IL GO	5.000%	1/1/40		10,775	10,268
Chicago IL GO	5.000%	1/1/44		2,645	2,466
Chicago IL GO	5.500%	1/1/49		14,390	14,197
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		7,500	7,817
Chicago IL Midway Airport Revenue	5.000%	1/1/35		7,800	8,276
Chicago IL Midway Airport Revenue	5.000%	1/1/36		2,000	2,118
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21	(Prere.)	3,000	3,114
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		26,870	29,427
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		5,615	6,081
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		7,000	7,631
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41		3,400	3,687
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42		12,000	13,363
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43		9,000	9,318
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/48		7,505	8,328
Chicago IL Park District GO	5.500%	1/1/33		2,000	2,148
Chicago IL Park District GO	5.000%	1/1/36		4,000	4,099
Chicago IL Park District GO	5.000%	1/1/40	(15)	6,505	6,967
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		6,400	6,735

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		1,500	1,573
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42	(4)	2,000	2,318
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/44		9,750	10,171
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47		2,500	2,763
Chicago IL Waterworks Revenue	5.000%	11/1/44		7,500	7,689
Cook County IL Community College District GO	5.125%	12/1/38		4,250	4,229
Cook County IL Community College District GO	5.000%	12/1/47	(15)	7,500	8,397
Cook County IL Forest Preservation District GO	5.000%	12/15/32		1,000	1,067
Cook County IL Forest Preservation District GO	5.000%	12/15/37		2,500	2,657
Illinois Finance Authority Revenue (Advocate Health Care Network)	4.000%	5/1/44		1,030	1,065
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/22	(Prere.)	45	48
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/22	(Prere.)	4,005	4,314
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		5,000	5,222
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,570
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45		20,000	22,714
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34		5,000	5,590
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/23	(Prere.)	410	461
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/23	(Prere.)	1,310	1,478
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		2,840	2,468
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47		9,065	7,921
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36		1,000	1,075
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42		2,000	2,136
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46		20,000	21,563
Illinois Finance Authority Revenue (NorthShore University Health System)	5.000%	8/15/35		2,120	2,494
Illinois Finance Authority Revenue (NorthShore University Health System)	4.000%	8/15/36		3,000	3,193
Illinois Finance Authority Revenue (NorthShore University Health System)	4.000%	8/15/37		3,000	3,186
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20	(Prere.)	4,085	4,091
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32		3,080	3,246
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33		1,110	1,164
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34		2,800	2,930
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		665	666
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,161
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45		5,000	5,149
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/36		2,670	2,802
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41		2,000	2,255
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33		5,000	5,433
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32		790	830
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33		10,000	11,274
Illinois GO	5.000%	11/1/20		35,000	35,096
Illinois GO	5.000%	3/1/21		4,000	4,005
Illinois GO	5.000%	8/1/21		7,000	7,014
Illinois GO	5.000%	12/1/22		7,450	7,437
Illinois GO	5.000%	11/1/23		5,000	4,970
Illinois GO	5.000%	11/1/23		4,860	4,831
Illinois GO	5.000%	8/1/24		9,000	8,918
Illinois GO	5.000%	2/1/25		2,065	2,038
Illinois GO	5.500%	7/1/25		2,950	2,963
Illinois GO	5.000%	8/1/25		5,110	5,029
Illinois GO	5.000%	11/1/26		27,125	26,445
Illinois GO	5.000%	1/1/27		3,510	3,418
Illinois GO	5.000%	6/1/27		1,010	981
Illinois GO	5.000%	9/1/27		2,000	1,939
Illinois GO	5.000%	10/1/27		4,000	3,877
Illinois GO	5.000%	11/1/27		3,080	2,984
Illinois GO	5.000%	12/1/27		500	484
Illinois GO	5.000%	10/1/28		8,000	7,723
Illinois GO	5.000%	11/1/28		4,710	4,546
Illinois GO	5.000%	10/1/29		2,000	1,924
Illinois GO	5.000%	11/1/29		11,865	11,414
Illinois GO	5.500%	1/1/30		445	438
Illinois GO	5.000%	5/1/30		545	523
Illinois GO	5.250%	7/1/30		5,000	4,820
Illinois GO	5.000%	10/1/30		1,500	1,439
Illinois GO	5.000%	5/1/32		2,340	2,234
Illinois GO	5.250%	2/1/33	(4)	5,200	5,433
Illinois GO	5.500%	7/1/33	(4)	3,350	3,500
Illinois GO	5.000%	10/1/33		1,500	1,420
Illinois GO	4.000%	11/1/33		9,000	8,027
Illinois GO	4.000%	12/1/33		4,000	3,565
Illinois GO	5.250%	2/1/34	(4)	3,125	3,259
Illinois GO	4.250%	12/1/37		4,500	3,978

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20	(2)	3,020	3,101
Illinois Sales Tax Revenue	5.000%	6/15/27		2,795	2,910
Illinois Sales Tax Revenue	4.000%	6/15/30		4,410	4,130
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		2,500	2,994
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		3,000	3,637
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		10,000	10,940
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		10,000	10,685
Illinois Toll Highway Authority Revenue	5.000%	1/1/39		1,210	1,398
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		15,400	17,172
Illinois Toll Highway Authority Revenue	5.000%	1/1/42		14,000	16,065
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/24	(14)	2,715	2,357
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/25	(14)	10,000	8,530
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	17,500	11,314
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	17,500	10,991
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	7,500	4,595
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	7,500	4,350
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	(14)	10,350	5,864
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/34	(14)	4,870	2,626
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	4,500	2,105
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/42		3,965	3,723
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	6,000	2,018
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	6/15/50		10,000	8,359
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50		6,000	5,452
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51	(15)	11,500	2,631
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/53		1,000	976
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	15,500	2,680
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		6,375	7,349
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	15,000	15,836
Springfield IL Water Revenue	5.000%	3/1/37		8,000	8,513
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31		3,000	3,068
Will County Community High School District No 210 Lincoln-Way	0.000%	1/1/32	(15)	16,500	10,140
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		115	122
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29		9,100	9,595
					782,391
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33		9,215	10,842
Hammond IN Multi-School Building Corp. Revenue	5.000%	7/15/38		3,000	3,407
Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51		13,000	13,585
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41		12,815	14,222
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41		10,000	10,458
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30		1,100	1,113
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39		2,770	2,737
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32		6,130	6,909
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33		12,610	14,152
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34		8,780	9,829
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35		2,500	2,791
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37		7,000	7,539
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39		7,000	7,874
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41		11,335	13,021
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46		7,140	8,121
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36		8,800	9,105
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/36		1,805	1,867
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/37		1,860	1,917

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
IPS Multi-School Building Corp. IN Revenue	3.000%	7/15/38		1,500	1,540
Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32		1,000	1,186
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32		6,945	7,957
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33		5,575	6,366
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34		4,810	5,482
					162,020
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22		1,210	1,189
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		15,000	15,024
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		7,240	7,061
Polk County IA GO	5.000%	6/1/23		2,100	2,346
Polk County IA GO	5.000%	6/1/24		2,425	2,791
					28,411
Kansas (0.4%)
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30		5,000	5,668
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31		4,000	4,499
Kansas Development Finance Authority Revenue	5.000%	5/1/29		2,275	2,509
Kansas Development Finance Authority Revenue	5.000%	5/1/30		4,165	4,590
Kansas Development Finance Authority Revenue	5.000%	5/1/31		4,975	5,479
Kansas Development Finance Authority Revenue	5.000%	5/1/32		5,225	5,740
Kansas Development Finance Authority Revenue	5.000%	5/1/33		1,610	1,764
Kansas Development Finance Authority Revenue	5.000%	5/1/34		1,590	1,739
Kansas Development Finance Authority Revenue	5.000%	4/1/35		16,585	18,067
					50,055
Kentucky (0.8%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/37		375	381
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/38		375	379
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		6,700	7,054
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/42		6,240	6,343
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/46		5,300	5,556
Kentucky Property & Building Commission Revenue	4.000%	11/1/35		1,000	1,050
Kentucky Property & Building Commission Revenue	4.000%	11/1/38		1,000	1,041
Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/24		4,350	4,632
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24		11,665	12,238
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		10,000	10,390
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		5,515	5,843
Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26		4,085	4,286
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	5.750%	7/1/49		12,575	12,780
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		5,000	5,112
[1] Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.450% coupon rate effective 7/1/2023	0.000%	7/1/34		2,000	1,889
[1] Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.750% coupon rate effective 7/1/2023	0.000%	7/1/43		10,000	9,327
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.000%	10/1/37		1,500	1,715
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.750%	10/1/42		13,020	13,973
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	1,065	1,153
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35		1,620	1,717
					106,859
Louisiana (0.9%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33		5,405	6,204
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34		5,290	6,063
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30	(4)	1,405	1,736
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32	(4)	1,580	1,925
Lafayette LA Communications System Revenue	5.000%	11/1/26	(4)	3,185	3,772
Lafayette LA Communications System Revenue	5.000%	11/1/28	(4)	1,280	1,511
Lafayette LA Utilities Revenue	4.000%	11/1/31	(4)	1,280	1,450
Lafayette LA Utilities Revenue	4.000%	11/1/32	(4)	1,510	1,696
Lafayette LA Utilities Revenue	4.000%	11/1/34	(4)	1,175	1,307
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31		9,650	10,040
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/30	(15)	13,065	15,954

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		4,250	4,678
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35		5,180	5,642
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20	(Prere.)	14,000	14,271
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/36		2,380	2,687
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/37		2,500	2,804
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/38		2,630	2,930
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/43		3,245	3,511
Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/48		12,660	13,605
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28		4,000	4,262
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29		3,075	3,268
Louisiana State University Revenue	5.000%	7/1/24		1,000	1,114
Louisiana State University Revenue	5.000%	7/1/25		505	562
Shreveport LA Water & Sewer Revenue	5.000%	12/1/36	(4)	1,305	1,540
Shreveport LA Water & Sewer Revenue	5.000%	12/1/37	(4)	1,510	1,777
Shreveport LA Water & Sewer Revenue	5.000%	12/1/41	(4)	2,000	2,333
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		4,000	4,080
St. Tammany Parish LA Hospital Service District No. 1 Hospital Revenue	5.000%	7/1/48		5,000	5,576
					126,298
Maine (0.2%)
Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35		895	959
Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36		1,000	1,054
Maine Governmental Facilities Authority Revenue	4.000%	10/1/33		5,000	5,707
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38		4,010	4,409
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43		2,250	2,508
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48		3,020	3,345
Maine Health & Higher Educational Facilities Authority Revenue (Stephens Memorial Hospital Association)	5.000%	7/1/39		5,100	5,486
Maine Municipal Bond Bank Revenue	4.000%	11/1/34		1,660	1,881
Maine Turnpike Authority Revenue	4.000%	7/1/37		1,500	1,671
Maine Turnpike Authority Revenue	4.000%	7/1/38		1,850	2,055
Portland ME General Airport Revenue	4.000%	1/1/36		1,355	1,444
					30,519
Maryland (2.6%)
Anne Arundel County MD GO	5.000%	4/1/26		1,155	1,318
Anne Arundel County MD GO	5.000%	10/1/26		1,090	1,299
Anne Arundel County MD GO	5.000%	10/1/31		3,615	4,348
Anne Arundel County MD GO	5.000%	10/1/31		2,075	2,495
Anne Arundel County MD GO	5.000%	10/1/32		3,615	4,336
Anne Arundel County MD GO	5.000%	10/1/32		2,125	2,549
Anne Arundel County MD GO	5.000%	10/1/33		3,615	4,320
Anne Arundel County MD GO	5.000%	10/1/33		2,090	2,497
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30		5,000	5,709
Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/33		10,035	12,600
Baltimore MD Project Revenue	5.000%	7/1/38		5,000	5,469
Frederick County MD Tax Increase & Special Tax Allocation (Oakdale-Lake Linganore Project)	3.750%	7/1/39		1,410	1,147
Howard County MD GO	4.000%	2/15/33		8,200	9,316
Maryland Community Development Administration (Department of Housing & Community Development) Revenue	4.000%	9/1/49		10,945	11,698
Maryland Department of Transportation Revenue	3.000%	10/1/29		7,500	8,038
Maryland Department of Transportation Revenue	4.000%	12/1/32		3,650	4,106
Maryland GO	5.000%	8/1/24		6,810	7,917
Maryland GO	5.000%	3/15/25		4,715	5,577
Maryland GO	4.000%	8/1/25		5,325	6,089
Maryland GO	5.000%	8/1/25		10,500	12,550
Maryland GO	4.000%	6/1/29		25,000	27,447
Maryland GO	4.000%	3/15/33		21,020	24,529
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/38		10,000	10,534
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	7.000%	7/1/22	(ETM)	6,460	7,017
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/48		7,000	7,147
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/30		1,575	1,909
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	5.000%	4/15/33		2,000	2,348
Maryland Health & Higher Educational Facilities Authority Revenue (UPMC Obligated Group)	4.000%	4/15/36		3,140	3,305
Montgomery County MD GO	4.000%	12/1/34		15,000	16,057
Montgomery County MD GO	3.750%	11/1/38		16,500	17,905
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/33		4,590	4,871

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Prince Georges County MD GO	5.000%	7/15/33		20,250	25,046
Prince Georges County MD GO	5.000%	7/15/34		18,740	23,104
Prince Georges County MD GO	5.000%	10/1/43		15,780	18,774
University System of Maryland Revenue	5.000%	4/1/30		6,180	7,645
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/32		5,000	6,205
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/32		14,725	16,884
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47		9,520	10,369
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34		7,315	7,909
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/43		3,000	3,322
					355,705
Massachusetts (3.2%)
Harvard MA GO	3.000%	8/15/36		1,260	1,305
Harvard MA GO	3.000%	8/15/37		1,210	1,249
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21		1,995	2,095
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33		2,390	2,579
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,055	2,405
Massachusetts Development Finance Agency Revenue	5.000%	7/1/50		10,000	15,990
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		5,000	5,325
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		3,205	3,514
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/30		2,770	3,235
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		7,500	8,130
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		2,500	2,703
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		4,800	5,106
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		5,000	5,207
Massachusetts Development Finance Agency Revenue (Emmanuel College)	4.000%	10/1/46		4,845	4,387
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33		24,745	29,496
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38		1,990	1,725
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46		3,000	2,528
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		10,200	9,186
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		6,695	7,396
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42		5,000	5,261
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/43		3,015	3,219
Massachusetts Federal Highway Revenue	5.000%	6/15/26		2,835	3,359
Massachusetts GO	5.000%	5/1/26		10,000	12,127
Massachusetts GO	5.000%	5/1/30		11,650	13,267
Massachusetts GO	4.000%	9/1/31		12,500	14,125
Massachusetts GO	5.000%	5/1/32		11,000	12,452
Massachusetts GO	4.000%	9/1/32		7,620	8,548
Massachusetts GO	5.000%	5/1/33		11,000	12,413
Massachusetts GO	3.000%	11/1/35		3,000	3,105
Massachusetts GO	5.000%	8/1/36		9,855	10,283
Massachusetts GO	5.000%	1/1/38		5,200	6,232
Massachusetts GO	5.000%	7/1/40		1,250	1,434
Massachusetts GO	5.000%	11/1/46		3,000	3,528
Massachusetts GO	3.000%	3/1/47		20,000	20,147
Massachusetts GO	4.000%	5/1/48		10,000	10,952
Massachusetts GO	5.000%	9/1/48		15,000	17,807
Massachusetts GO	2.750%	3/1/50		13,225	12,351
Massachusetts Housing Finance Agency Revenue	3.500%	12/1/54		7,530	7,707
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/24		500	570
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/25		750	879
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/25	(Prere.)	1,660	1,977
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/26		1,640	1,968
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32		8,800	9,659
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32		13,340	15,177
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/36		5,000	5,802
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		3,000	3,448
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		7,500	8,980
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49		27,000	30,633
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27	(14)	7,190	8,686
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	180	189
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	820	864
Massachusetts Water Resources Authority Revenue	5.000%	8/1/32		9,745	11,638
Massachusetts Water Resources Authority Revenue	5.000%	8/1/32		5,640	6,735
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33		2,000	2,379
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33		1,145	1,413
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34		4,000	4,922
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35		3,500	4,288
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		4,500	4,689
Springfield MA GO	3.000%	3/1/33	(4)	1,080	1,143
University of Massachusetts Building Authority Revenue	5.000%	5/1/35		2,000	2,472

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Massachusetts Building Authority Revenue	5.000%	5/1/36		3,400	4,183
University of Massachusetts Building Authority Revenue	5.000%	5/1/37		3,200	3,924
University of Massachusetts Building Authority Revenue	5.000%	5/1/38		3,000	3,667
University of Massachusetts Building Authority Revenue	5.000%	5/1/39		2,000	2,437
					434,600
Michigan (3.0%)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		1,000	1,061
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26	(4)	2,500	2,635
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/43	(4)	2,250	2,596
East Lansing MI School District GO	5.000%	5/1/39		1,000	1,170
East Lansing MI School District GO	5.000%	5/1/42		2,000	2,326
Eastern Michigan University Revenue	5.000%	3/1/33	(15)	1,090	1,213
Eastern Michigan University Revenue	5.000%	3/1/36	(15)	1,055	1,163
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	(4)	10,000	11,057
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		25,000	28,490
Jackson MI Public School District GO	5.000%	5/1/31		1,000	1,239
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		17,330	19,416
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/41		3,300	3,779
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/45		3,000	3,420
Macomb MI Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42		8,345	9,732
Michigan Building Authority Revenue	5.000%	4/15/29		3,070	3,622
Michigan Building Authority Revenue	5.000%	10/15/29		1,560	1,746
Michigan Building Authority Revenue	5.000%	4/15/31		12,020	14,114
Michigan Building Authority Revenue	5.000%	10/15/33		2,225	2,631
Michigan Building Authority Revenue	5.000%	4/15/35		1,420	1,769
Michigan Building Authority Revenue	5.000%	4/15/38		2,015	2,331
Michigan Building Authority Revenue	5.000%	4/15/41		1,975	2,293
Michigan Building Authority Revenue	5.000%	10/15/45		4,900	5,648
Michigan Building Authority Revenue	5.250%	10/15/47		2,000	2,234
Michigan Building Authority Revenue	5.000%	10/15/51		8,000	9,245
Michigan Finance Authority Revenue	5.000%	10/1/39		13,195	14,833
Michigan Finance Authority Revenue	5.000%	11/1/43		6,000	7,082
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		500	567
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	(4)	3,000	3,452
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		1,000	1,127
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32		5,000	5,467
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(14)	2,210	2,491
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		7,500	8,163
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	(14)	1,165	1,307
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		3,670	3,783
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/48		14,000	15,316
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33		4,000	4,419
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38		13,500	14,747
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39		6,000	6,446
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/27		10,070	12,347
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32		4,395	5,410
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	(Prere.)	4,000	4,412
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		2,345	2,455
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		8,000	8,427
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/38		17,355	18,159
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/39		8,000	8,350
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40		2,345	2,441
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42		1,875	2,086
Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/49		3,475	3,561
Michigan Finance Authority Revenue (Trinity Health Credit Group) PUT	5.000%	2/1/25		5,000	5,751
Michigan GO	4.000%	5/1/29		17,425	19,864
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	6/1/22	(Prere.)	2,300	2,499
Michigan Housing Development Authority Revenue	3.000%	10/1/32		1,000	1,028
Michigan State University Revenue	5.000%	8/15/27		1,060	1,191
Michigan State University Revenue	4.000%	2/15/44		5,000	5,468
Michigan State University Revenue	4.000%	2/15/44		9,000	9,885
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40		5,500	6,463
Rochester MI Community School District GO	3.000%	5/1/33		1,000	1,048
Rockford MI Public Schools GO	5.000%	5/1/44		1,225	1,420
Royal Oak MI GO	5.000%	4/1/43		2,600	3,070
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39		8,255	8,769
Southfield MI GO	3.000%	5/1/33		1,000	1,048
University of Michigan Revenue	5.000%	4/1/33		2,000	2,498
University of Michigan Revenue	5.000%	4/1/34		1,000	1,245
University of Michigan Revenue	5.000%	4/1/35		3,520	4,361
University of Michigan Revenue	5.000%	4/1/36		2,500	3,084

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wayne County MI Airport Authority Revenue	5.000%	12/1/42		2,520	2,829
	Wayne County MI Airport Authority Revenue	5.000%	12/1/45		5,000	5,474
	Wayne County MI Airport Authority Revenue	5.000%	12/1/47		3,500	3,901
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	(15)	3,000	3,283
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/40		2,890	3,187
	Wayne State University Michigan Revenue	5.000%	11/15/35		1,100	1,221
	Wayne State University Michigan Revenue	5.000%	11/15/38		2,220	2,447
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/27		3,675	4,424
	Woodhaven-Brownstone MI School District GO	5.000%	5/1/28		3,705	4,453
						401,689
Minnesota (1.3%)
	Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48		5,000	5,006
	Duluth MN Economic Development Authority Revenue (Essentia Health)	5.000%	2/15/58		6,250	6,673
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/26		2,200	2,604
	Duluth MN Independent School District No. 709 COP	4.000%	2/1/27		1,200	1,340
	Hastings MN Independent School District No. 200 GO	0.000%	2/1/29		3,515	2,894
	Hennepin County MN GO	5.000%	12/15/34		10,675	13,348
	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%	11/15/43	(4)	3,480	3,550
	Housing & Redevelopment Authority of The City of St Paul Minnesota	5.000%	11/15/47	(4)	5,000	5,486
	Minneapolis MN GO	3.000%	12/1/34		4,390	4,568
	Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29		11,120	11,841
	Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30		11,505	12,224
	Minnesota COP	5.000%	6/1/31		3,730	4,222
	Minnesota GO	5.000%	8/1/26		3,000	3,569
	Minnesota GO	5.000%	8/1/34		18,000	21,015
	Minnesota GO	5.000%	8/1/36		7,135	8,927
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/34		500	522
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/35		400	416
	Moorhead MN Independent School District No. 152 GO	3.000%	2/1/32		2,110	2,247
	Moorhead MN Independent School District No. 152 GO	3.000%	2/1/33		2,170	2,288
	Moorhead MN Independent School District No. 152 GO	3.000%	2/1/34		2,245	2,359
	Prior Lake-Savage MN Independent School District No. 719 GO	0.000%	2/1/29		5,690	4,745
	Rochester MN Electric Utility Revenue	5.000%	12/1/42		3,660	4,290
	Rochester MN Electric Utility Revenue	5.000%	12/1/47		1,990	2,324
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33		5,000	6,512
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34		10,000	13,135
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35		2,500	3,305
[2]	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31		2,125	2,248
[2]	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32		2,370	2,485
[2]	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33		2,260	2,347
[2]	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34		2,975	3,072
[2]	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35		1,925	1,977
[2]	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36		3,250	3,322
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/48		5,000	5,546
	St. Cloud MN Health Care Revenue (CentraCare Health System)	4.000%	5/1/49		4,000	4,094
	University of Minnesota Revenue	5.000%	4/1/36		1,825	2,182
	Virginia MN Independent School District No. 706 GO	3.000%	2/1/34		2,790	2,921
	Virginia MN Independent School District No. 706 GO	3.000%	2/1/35		2,465	2,562
						182,166
Mississippi (0.1%)
	Jackson MS Public School District GO	5.000%	4/1/28		1,970	2,317
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41		5,175	5,284
	Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/23	(Prere.)	2,500	2,855
	S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction & Refunding Project)	5.000%	3/1/23	(Prere.)	4,490	5,016
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35		4,750	4,867
						20,339
Missouri (1.3%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/44		4,670	5,065
	Columbia MO Water & Electric System Revenue	3.000%	10/1/32	(4)	4,425	4,613
	Columbia MO Water & Electric System Revenue	3.000%	10/1/33	(4)	4,580	4,750
	Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33		5,000	5,563
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30		5,205	5,542
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		10,145	10,760
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35		1,520	1,716
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36		2,500	2,811
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37		1,250	1,400
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38		2,500	2,793
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29		2,755	3,160

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30		6,905	7,895
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40		6,750	7,555
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39		3,250	3,561
Little Blue Valley MO Sewer District Revenue	4.000%	9/1/32		3,370	3,834
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/35		3,705	3,847
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25	(Prere.)	3,215	3,834
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/44		2,500	3,042
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/45		6,785	7,771
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46		3,130	3,653
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/49		5,100	6,171
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/45		1,500	1,519
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/54		8,125	8,331
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/48		12,500	13,929
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34		5,000	5,332
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39		5,010	5,272
Missouri Health & Educational Facilities Authority Revenue (Christian Homes Inc. Obligated Group)	5.000%	5/15/40		5,515	5,070
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/42		5,000	5,220
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/42		5,000	5,721
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	11/15/49		10,000	10,607
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/44		1,760	1,958
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/49		1,500	1,659
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30		3,380	3,975
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31		2,000	2,348
					170,277
Montana (0.2%)
[4] Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31		3,540	3,722
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33		1,685	1,878
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34		1,510	1,678
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35		1,050	1,162
Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36		910	1,004
Montana Facility Finance Authority Health Facilities Revenue (Bozeman Deaconess Health Services Obligated Group)	5.000%	6/1/48		9,230	10,148
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41		2,650	2,947
					22,539
Multiple States (0.1%)
[5] Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36		3,913	4,223
Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.950%	5/1/20		7,855	7,855
					12,078
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20		5,000	5,085
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/28		4,100	4,729
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/36		2,500	3,050
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	1/1/24		10,000	10,786
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25		4,575	4,947
Douglas County NE GO	4.000%	12/15/29		2,000	2,402
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/34		1,000	1,138
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/35		2,000	2,267
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/37		1,000	1,127
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue (Nebraska Methodist Health System)	5.000%	11/1/45		2,500	2,681
Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/31		10,625	12,192
Omaha NE Public Power District Electric Revenue	5.000%	2/1/36		1,010	1,223
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37		6,000	6,475
					58,102
Nevada (0.7%)
Clark County NV GO	4.000%	6/1/32		4,000	4,477
Clark County NV School District GO	4.000%	6/15/32	(4)	11,365	12,567
Clark County NV School District GO	4.000%	12/1/39		23,100	25,183
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/43		15,000	15,531
Las Vegas NV GO	4.000%	9/1/32		8,860	9,756
Las Vegas NV GO	4.000%	9/1/33		9,220	10,114
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32		2,870	3,374
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33		5,000	5,595
North Las Vegas NV GO	3.000%	6/1/31	(15)	1,845	1,909
Washoe County NV Highway Revenue	4.000%	2/1/38		1,325	1,448

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washoe County NV Highway Revenue	4.000%	2/1/39		1,000	1,090
Washoe County NV Highway Revenue	4.000%	2/1/40		1,275	1,386
					92,430
New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/40		10,000	10,488
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Obligated Group)	5.000%	8/1/59		13,410	16,296
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/34		1,375	1,452
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		7,955	8,383
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21	(Prere.)	8,000	8,319
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30		1,000	1,139
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31		640	723
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32		1,010	1,131
					47,931
New Jersey (3.0%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,255
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/43	(15)	2,000	2,197
Cumberland NJ Improvement Authority Lease Revenue (Correctional Facility Project)	4.000%	10/1/48	(15)	2,500	2,728
Maple Shade Township NJ School District GO	3.000%	7/15/35	(4)	1,425	1,464
Mercer County NJ GO	0.050%	2/15/31		5,000	3,876
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	4.000%	8/1/32		400	468
New Jersey Economic Development Authority Revenue	5.000%	11/1/29		4,320	4,440
New Jersey Economic Development Authority Revenue	5.000%	6/15/36		2,000	2,012
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		10,000	9,698
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/31	(15)	1,250	1,154
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26		3,000	3,056
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	7,500	8,051
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	16,500	17,768
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28		20,000	20,291
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	(4)	1,760	2,066
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	(4)	2,250	2,441
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34		1,000	1,029
New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29		7,335	7,420
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group)	4.000%	7/1/47		10,025	10,233
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/27		5,755	6,587
New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health System Obligated Group)	5.000%	7/1/29		2,695	3,061
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/41		3,600	3,779
New Jersey Higher Education Assistance Authority Student Loan Revenue	2.375%	12/1/29		7,000	6,523
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32		70	71
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		1,000	1,082
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		2,550	2,750
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		4,325	4,643
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		2,550	2,717
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		2,550	2,717
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		7,000	7,406
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		3,045	3,069
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		7,620	7,682
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		2,920	2,941
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		5,305	5,336
New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	2,795	2,561
New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		3,065	2,913
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/44		7,865	7,746
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/50		3,750	3,322
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50		5,500	5,356
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		12,000	12,185
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29		1,925	1,940
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/30		1,000	1,022
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		2,390	2,267
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		3,745	3,780
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/34		2,310	2,334
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36		3,820	3,552
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,300	5,383
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		7,300	7,376

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		2,500	2,530
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		10,000	9,848
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		2,500	2,447
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	8,500	8,786
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	5,000	4,167
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		2,000	2,020
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		12,000	9,130
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		7,400	7,449
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	17,000	11,492
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		2,000	1,024
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		12,000	13,873
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		5,000	5,752
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		3,000	3,426
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		17,170	18,102
New Jersey Turnpike Authority Revenue	5.000%	1/1/37		9,000	10,318
New Jersey Turnpike Authority Revenue	4.000%	1/1/43		3,420	3,555
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27		2,000	2,066
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/34		2,000	2,271
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35		1,900	2,144
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		34,385	35,868
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		21,000	21,112
Toms River NJ Board of Education GO	3.000%	7/15/29		1,500	1,609
Toms River NJ Board of Education GO	3.000%	7/15/30		1,500	1,596
Toms River NJ Board of Education GO	3.000%	7/15/31		1,500	1,584
Toms River NJ Board of Education GO	3.000%	7/15/32		1,500	1,571
					411,488
New Mexico (0.8%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27		1,525	1,846
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30		1,650	1,971
New Mexico Finance Authority Revenue	5.000%	6/15/30		1,500	1,868
New Mexico Finance Authority Revenue	5.000%	6/15/31		2,505	3,103
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/22	(Prere.)	12,025	13,133
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	4.000%	8/1/33		6,705	7,383
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	4.000%	8/1/34		9,860	10,823
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/44		10,100	11,092
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		46,180	51,935
					103,154
New York (13.0%)
Hempstead NY GO	4.000%	4/1/27	(4)	6,850	7,691
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		10,945	11,303
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,025	2,326
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		2,000	2,235
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		3,250	3,673
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,000	18,882
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46		1,935	2,172
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/46		4,575	4,582
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/49		4,000	4,009
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/50	(15)	7,000	6,923
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/52		25,000	21,737
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/54	(4)	20,000	19,801
Metropolitan Transportation Authority NY Revenue VRDO	5.000%	11/15/24		27,500	28,289
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		3,000	3,288
Nassau County NY GO	5.000%	7/1/32	(4)	2,740	3,347
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/22	(Prere.)	3,000	3,272
New York City NY GO	5.000%	8/1/21	(Prere.)	2,500	2,636
New York City NY GO	5.000%	8/1/21	(Prere.)	1,500	1,581
New York City NY GO	5.000%	8/1/24		4,650	5,273
New York City NY GO	5.000%	10/1/31		5,120	5,518
New York City NY GO	5.000%	3/1/32		5,000	5,452
New York City NY GO	4.000%	8/1/32		5,000	5,567
New York City NY GO	5.000%	8/1/32		2,170	2,636
New York City NY GO	5.000%	10/1/32		5,260	5,656
New York City NY GO	5.000%	8/1/33		1,000	1,205
New York City NY GO	5.000%	4/1/34		7,000	8,287
New York City NY GO	5.000%	12/1/34		16,310	19,105
New York City NY GO	5.000%	10/1/35		5,020	5,852

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	4.000%	8/1/36		7,640	8,387
New York City NY GO	5.000%	8/1/37		8,600	9,937
New York City NY GO	5.000%	10/1/37		5,000	5,785
New York City NY GO	5.000%	12/1/38		14,545	16,864
New York City NY GO	4.000%	8/1/40		12,340	13,277
New York City NY GO	5.000%	8/1/43		5,000	5,859
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.950%	11/1/48		10,000	10,263
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		9,000	9,238
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.000%	11/1/43		5,800	6,007
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.050%	11/1/48		4,040	4,174
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22	(12)	4,585	4,440
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24	(12)	9,670	8,953
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	12/15/20	(Prere.)	13,895	14,294
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	12/15/20	(Prere.)	1,500	1,545
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		8,000	9,326
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,500	3,728
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		9,000	9,850
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		5,090	5,702
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37		10,000	11,847
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		20,000	22,691
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41		8,100	8,931
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43		7,105	7,265
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45		6,355	6,740
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		5,025	5,678
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		20,050	23,006
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/48		10,000	10,648
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49		7,320	7,899
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		5,100	5,480
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		13,000	13,541
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		800	859
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		4,320	5,172
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,207
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,010	5,953
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		5,100	6,033
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		9,550	11,241
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		10,080	10,701
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37		2,750	2,854
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		10,500	11,519
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		8,000	8,863
New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	4,801
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		10,000	10,784
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30		5,010	5,740
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		17,055	20,228
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		10,000	11,419
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33		2,500	2,718
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		5,000	5,220
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		4,315	4,963
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		8,155	9,244
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		315	316
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		15,675	18,631
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		11,560	13,539
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34		7,000	8,057
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35		10,000	11,066
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36		10,000	10,659
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36		3,280	3,763
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36		8,000	8,637
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		4,735	5,188
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37		9,000	9,948
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		7,080	7,605
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37		6,060	6,520
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37		7,135	7,973
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		4,500	4,910
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/38		6,290	6,745
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		4,530	4,924
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40		6,875	7,843
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/40		5,000	5,403
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41		23,000	25,895
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/41		5,020	5,380
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42		9,310	9,758

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42		10,510	11,234
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/38		10,000	11,733
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/37		25,790	30,763
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		5,150	6,102
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		8,000	8,622
	New York Convention Center Development Corp. Revenue	0.000%	11/15/40		3,500	1,671
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45		5,130	5,311
	New York Convention Center Development Corp. Revenue	0.000%	11/15/47		6,180	2,124
[3]	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		14,365	14,365
	New York Liberty Development Corp. Revenue	5.000%	11/15/31		3,000	3,123
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		7,550	7,811
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		18,500	19,325
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		10,250	12,774
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	5,000	5,632
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	11,935	13,444
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		1,105	1,109
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		4,750	4,758
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		6,000	6,017
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31		6,030	6,044
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31		10,000	10,148
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33		5,400	5,406
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		6,000	5,593
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37		11,105	11,217
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		5,000	5,004
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45		2,425	2,428
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/56		6,000	6,010
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		4,625	4,692
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,500	5,585
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		3,000	3,049
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/21	(Prere.)	2,000	2,136
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28		5,250	5,541
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29		11,530	13,210
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		18,285	20,836
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		12,925	13,379
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		10,035	10,044
	New York NY GO	5.000%	10/1/32		2,000	2,456
	New York NY GO	5.000%	10/1/33		1,770	2,157
	New York NY GO	4.000%	10/1/37		5,840	6,355
	New York NY GO	3.500%	4/1/46		5,110	5,137
	New York State Dormitory Authority	4.000%	2/15/27	(Prere.)	5	6
	New York State Dormitory Authority	5.000%	2/15/27	(Prere.)	5	6
	New York State Dormitory Authority	4.000%	2/15/36		9,995	10,767
	New York State Dormitory Authority	5.000%	2/15/36		9,995	11,569
	New York State Dormitory Authority	5.000%	3/15/48		5,000	5,344
	New York State Dormitory Authority Revenue	3.000%	10/1/31		5,465	5,666
	New York State Dormitory Authority Revenue	3.000%	10/1/32		5,065	5,200
	New York State Dormitory Authority Revenue	5.000%	10/1/32		5,010	5,854
	New York State Dormitory Authority Revenue	5.000%	10/1/33		3,000	3,492
	New York State Dormitory Authority Revenue	4.000%	7/1/53		5,000	5,036
	New York State Dormitory Authority Revenue (Cornell University)	4.000%	7/1/50		10,000	10,877
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	9/1/50		4,000	3,737
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21	(ETM)	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		26,330	28,618
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31		7,030	7,549
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,120	9,658
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		7,410	8,681
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	10,579
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34		22,000	22,670
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		10,000	11,681
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37		8,500	9,365
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		2,250	2,364
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		10,000	11,594
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		7,500	8,342
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		20,000	22,554
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		20,000	21,206
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/47		5,000	5,354
	New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,000	5,042
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/28	(Prere.)	5	7
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		10,000	11,832
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		9,005	11,091
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		14,645	17,899

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		1,300	1,497
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		4,225	4,704
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		3,805	4,454
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		5,000	5,837
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		10,725	12,520
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		22,110	26,020
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39		18,000	20,627
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40		5,000	5,811
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29		5,860	6,532
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36		3,500	3,643
	New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43		5,000	5,498
	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44		5,000	4,769
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		10,000	9,350
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		10,000	9,298
	New York State Thruway Authority Revenue	4.000%	1/1/39		3,750	3,921
	New York State Thruway Authority Revenue	4.000%	1/1/45		10,000	10,296
	New York State Thruway Authority Revenue	4.000%	1/1/50		3,750	3,834
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		6,285	6,684
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		5,305	6,258
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		11,170	12,218
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,835	6,511
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		10,000	10,923
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/45		10,690	11,522
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/28		4,050	4,657
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/31		2,000	2,278
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/37		5,100	5,479
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/37		5,685	6,111
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/38		7,075	7,574
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/39		4,800	5,121
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/49		17,500	18,345
	Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42		10,000	10,079
[2]	Rensselaer Polytechnic Institute	5.000%	9/1/36		4,210	5,185
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		5,500	6,265
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35		6,020	6,535
	Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21	(ETM)	1,115	1,155
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29		6,725	7,928
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		7,015	8,082
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		14,510	17,238
	Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37		7,500	8,090
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37		19,000	22,150
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		9,835	10,259
						1,761,180
North Carolina (1.1%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina at Charlotte)	5.000%	10/1/47		5,350	6,145
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28		1,500	1,755
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28		1,110	1,333
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30		1,000	1,186
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32		1,825	2,139
	Cabarrus County NC Installment Financing Contract Revenue	4.000%	6/1/34		1,000	1,121
	Charlotte NC Airport Revenue	5.000%	7/1/36		2,000	2,062
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	4.000%	1/15/39		5,000	5,407
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/30		2,445	3,041
	Fayetteville NC Public Works Commission Revenue	4.000%	3/1/31		2,655	3,065
[2]	HENDERSON CNTY NC LTD OBLG	4.000%	6/1/35		810	923
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/31		3,075	3,352
	North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55		3,000	3,459
	North Carolina GAN	5.000%	3/1/27		4,500	5,221
	North Carolina GAN	5.000%	3/1/28		20,150	23,325
	North Carolina Medical Care Commission Health Care Facilities Revenue (Rex Hospital Inc. Obligated Group)	4.000%	7/1/39		1,100	1,177
	North Carolina Medical Care Commission Health Care Facilities Revenue (Rex Hospital Inc.Obligated Group)	4.000%	7/1/40		1,610	1,719
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/22	(Prere.)	580	631
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29		3,025	3,031

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	5.000%	7/1/45		3,650	2,980
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.375%	10/1/45		10,000	9,451
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/37		1,100	1,071
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/42		1,155	1,090
North Carolina Medical Care Commission Retirement Facilities Revenue (United Methodist Retirement Homes Inc.)	5.000%	10/1/47		2,500	2,311
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31		12,040	13,800
North Carolina Turnpike Authority Revenue	4.000%	1/1/39		8,125	7,738
North Carolina Turnpike Authority Revenue	4.000%	1/1/41	(4)	10,000	10,486
North Carolina Turnpike Authority Revenue (Triangle Expressway)	5.000%	1/1/49		5,000	5,210
North Carolina Turnpike Authority Revenue (Triangle Expressway)	4.000%	1/1/55		5,000	4,415
Union County NC Enterprise System Revenue	3.000%	6/1/35		1,315	1,364
Union County NC Enterprise System Revenue	3.000%	6/1/36		1,345	1,397
University of North Carolina at Charlotte Revenue	4.000%	10/1/36		1,130	1,237
University of North Carolina at Charlotte Revenue	4.000%	10/1/37		1,105	1,206
University of North Carolina at Greensboro Revenue	4.000%	4/1/33		1,750	1,951
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46		5,000	5,568
Wake County NC GO	5.000%	3/1/25		915	1,082
Wake County NC Limited Obligation Revenue	5.000%	9/1/24		2,035	2,360
Wake County NC Public Improvement GO	5.000%	4/1/25		1,850	2,192
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30		1,610	1,832
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31		1,500	1,699
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32		2,000	2,249
					152,781
North Dakota (0.1%)
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/48		4,000	3,958
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/53		5,000	4,919
					8,877
Ohio (4.5%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group)	5.250%	11/15/46		18,000	19,762
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	10,000	10,149
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42		1,300	1,345
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/36		2,250	2,360
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37		3,750	3,914
Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/38		7,600	7,910
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/22	(Prere.)	4,000	4,297
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36		2,520	2,982
Big Walnut OH School District School Facilities Construction & Improvement GO	5.000%	12/1/55		6,000	7,023
Bluffton OH Hospital Facilities Revenue (Blanchard Valley Health System Obligated Group)	4.000%	12/1/33		2,050	2,177
Brunswick OH City School District GO	5.250%	6/1/23	(Prere.)	4,000	4,540
Brunswick OH City School District GO	5.250%	6/1/23	(Prere.)	8,200	9,306
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/29		1,250	1,514
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35		2,200	2,570
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/36		1,200	1,396
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39		950	998
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/48		21,285	21,319
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55		28,200	25,098
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		5,490	5,647
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41		5,000	5,091
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		8,810	9,422
Cleveland OH Water Revenue	4.000%	1/1/31		1,355	1,461
Cleveland OH Water Revenue	4.000%	1/1/32		1,500	1,609
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33		3,510	3,795
Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34		3,690	3,982
Columbus OH City School District GO	5.000%	12/1/42		8,000	9,366
Columbus OH GO	4.000%	8/15/25		1,335	1,522
Columbus OH GO	4.000%	4/1/30		10,000	11,476
Cuyahoga County OH GO	3.000%	12/1/35		2,000	2,059
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		14,500	14,794
Cuyahoga County OH Hospital Revenue (MetroHealth System)	4.750%	2/15/47		10,100	9,541
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		3,225	3,361
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		3,000	3,161
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57		13,795	13,864
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		5,000	5,212
Cuyahoga OH Community College District GO	4.000%	12/1/34		3,000	3,300

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Euclid OH City School District GO	4.750%	1/15/54		2,685	2,946
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29		2,235	2,276
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38		11,975	11,904
Franklin County OH Hospital Facilities Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/48		5,000	6,659
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47		7,800	8,315
Franklin County OH Revenue (Trinity Health Corp.)	4.000%	12/1/44		12,450	12,829
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47		2,380	2,638
Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/33		1,850	1,916
Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/34		1,000	1,031
Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/35		1,000	1,022
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/49		4,500	6,221
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		30,000	33,479
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/50		5,300	5,808
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32		4,705	5,247
Highland OH Local School District GO	5.250%	6/1/23	(Prere.)	3,000	3,395
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,115	11,325
Liberty-Benton OH Local School District GO	4.000%	11/1/44		2,000	2,222
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/21	(Prere.)	1,875	1,993
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	1,155	1,232
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29		3,395	3,488
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		7,250	7,742
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/31		935	1,067
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/42		2,830	2,745
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/45		1,500	1,424
North Royalton OH City School District GO	4.000%	12/1/32		600	653
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/34		2,000	2,123
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/35		2,435	2,572
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/36		4,250	4,849
Northeast Ohio Regional Sewer District Revenue	4.000%	11/15/37		6,250	7,105
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/24	(Prere.)	10,000	11,831
Ohio GO	5.000%	5/1/26		6,310	7,672
Ohio GO	5.000%	6/15/30		9,070	10,800
Ohio GO	5.000%	2/1/32		10,000	11,796
Ohio GO	5.000%	2/1/34		8,540	10,002
Ohio GO	5.000%	2/1/36		9,885	11,507
Ohio GO	5.000%	3/1/39		10,000	11,753
Ohio Higher Educational Facility Commission Revenue (College of Wooster Project)	5.000%	9/1/43		11,050	12,508
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		2,500	2,679
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/46		16,070	17,060
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		1,750	1,797
Ohio Hospital Revenue (University Hospitals Health System Inc.)	4.000%	1/15/50		4,000	3,972
Ohio Infrastructure Improvement GO	5.000%	9/1/36		12,030	13,577
Ohio Infrastructure Improvement GO	5.000%	9/1/37		9,650	10,876
Ohio State University General Receipts Revenue	5.000%	6/1/38		7,000	7,707
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/30		7,570	8,648
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/31		19,600	22,268
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28		2,000	2,476
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29		20,000	24,692
Union County OH Memorial Hospital Revenue	5.000%	12/1/47		2,500	2,900
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/37		1,000	1,121
Wickliffe OH City School District GO	3.250%	12/1/56		10,355	9,945
					611,136
Oklahoma (0.6%)
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34		2,000	2,216
Oklahoma City OK GO	4.000%	3/1/31		3,985	4,566
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38		5,500	6,461
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/57		16,595	17,241
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.500%	8/15/52		7,165	7,492
[2] Oklahoma State University Agriculture & Mechanical Colleges Revenue	4.000%	9/1/36		375	425
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35		5,000	5,517
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36		5,105	5,612
Oklahoma Turnpike Authority Revenue	5.000%	1/1/47		5,045	5,728
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48		8,890	9,585
Tulsa County OK Public Facilities Authority Revenue	4.000%	10/1/30		12,575	14,149
					78,992
Oregon (1.1%)
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/33		1,415	1,590
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/34		1,575	1,765
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/39		6,000	6,602
Clackamas County OR School District No. 7J Lake Oswego GO	4.000%	6/1/43		4,000	4,367
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33		1,000	1,050

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34		500	524
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35		1,000	1,045
	Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48		5,000	5,364
	Eugene OR Electric Utility System Revenue	4.000%	8/1/31		700	780
	Lane County OR School District No. 4J (Eugene) GO	3.000%	6/15/33		3,615	3,805
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26		2,225	2,634
	Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30		555	576
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31		3,670	4,463
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32		4,000	4,835
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37		6,185	7,329
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37		2,500	3,073
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/39		3,000	3,665
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		4,385	5,064
	Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/41		4,700	5,157
	Oregon GO	5.000%	5/1/26		1,435	1,745
	Oregon GO	5.000%	5/1/26		1,000	1,214
	Oregon GO	5.000%	5/1/26		1,000	1,216
	Oregon GO	5.000%	5/1/31		1,000	1,195
	Oregon GO	5.000%	6/1/31		645	809
	Oregon GO	5.000%	5/1/32		460	572
	Oregon GO	5.000%	5/1/32		3,010	3,578
	Oregon GO	5.000%	6/1/32		305	380
	Oregon GO	4.000%	8/1/32		3,000	3,449
	Oregon GO	5.000%	5/1/33		280	346
	Oregon GO	5.000%	6/1/33		390	483
	Oregon GO	5.000%	5/1/34		1,280	1,579
	Oregon GO	5.000%	5/1/34		8,790	11,038
	Oregon GO	5.000%	6/1/34		500	618
	Oregon GO	5.000%	6/1/35		500	615
	Oregon GO	5.000%	8/1/35		2,040	2,463
	Oregon GO	5.000%	5/1/36		1,000	1,223
	Oregon GO	5.000%	6/1/36		685	839
	Oregon GO	5.000%	5/1/37		700	854
	Oregon GO	5.000%	6/1/37		1,560	1,905
	Oregon GO	5.000%	5/1/38		650	790
	Oregon GO	5.000%	5/1/39		5,000	5,825
	Port of Portland OR International Airport Revenue	5.000%	7/1/47		3,000	3,301
	Portland OR Sewer System Revenue	4.500%	5/1/32		9,475	10,885
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/43		750	723
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/48		1,000	949
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/53		2,500	2,347
	Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46		5,000	5,448
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/29		5,020	6,188
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/30		4,760	5,813
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36		3,430	3,563
	Washington & Clackamas Counties OR School District No. 23J GO	5.000%	6/15/33		2,900	3,516
						149,157
Pennsylvania (5.8%)
	Allegheny County PA GO	5.000%	11/1/28		5,475	6,629
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/44		5,000	4,862
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/47		10,000	10,802
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29		8,000	8,293
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		3,500	3,744
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		2,375	2,283
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		1,250	1,202
	Altoona PA Area School District GO	5.000%	12/1/39	(15)	2,000	2,308
	Altoona PA Area School District GO	5.000%	12/1/45	(15)	1,500	1,706
	Armstrong PA School District GO	4.000%	3/15/36	(15)	1,150	1,309
	Armstrong PA School District GO	4.000%	3/15/38	(15)	1,120	1,266
	Armstrong PA School District GO	4.000%	3/15/41	(15)	1,200	1,346
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/36		1,855	1,906
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/37		2,575	2,639
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/47		11,510	11,597
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/44		4,000	4,077
[2]	Centennial PA School District Bucks County GO	5.000%	12/15/35		1,125	1,344
	Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/22	(Prere.)	3,000	3,316
	Cheltenham Township PA School District GO	5.000%	3/15/41		15,210	17,271
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/32		1,490	1,751
	Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/36		1,800	1,958

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	4.000%	10/1/42		6,000	6,374
Chester County PA Health & Education Facilities Authority Revenue (Main Line Health System Inc. Obligated Group)	5.000%	10/1/52		4,005	4,515
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/29		1,750	2,218
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		1,875	2,119
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	2,625	2,699
Conestoga Valley PA School District GO	3.000%	2/1/34		2,050	2,139
Conestoga Valley PA School District GO	3.000%	2/1/36		2,175	2,252
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/44		9,325	9,761
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/49		2,000	2,082
Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30		1,930	2,180
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31		825	964
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32		920	1,072
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33		2,625	3,056
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34		2,000	2,325
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35		2,160	2,508
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/20	(Prere.)	4,325	4,357
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39		5,600	6,379
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	4.000%	2/15/47		5,000	5,269
Haverford PA GO	3.600%	6/1/43		3,355	3,552
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/49		15,500	15,869
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36		2,000	2,232
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27		3,155	3,664
Montgomery County PA Higher Education & Health Authority Revenue (Hill School Project)	4.000%	8/15/50		4,000	4,291
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/44		2,700	2,716
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		6,550	6,549
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/51		4,325	4,661
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		5,000	5,135
Montgomery County PA Industrial Development Authority Revenue (Haverford School Project)	3.000%	3/1/49		3,500	3,228
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,390	2,617
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	3,000	3,286
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37		3,100	3,096
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		6,140	5,641
Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.125%	7/1/50		5,015	4,631
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		12,000	12,744
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30		13,955	15,316
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/32		3,315	3,897
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	4/15/33		2,240	2,611
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34		3,000	3,234
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/35		6,660	6,987
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/36		1,545	1,617
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38		12,000	12,621
Pennsylvania GO	4.000%	8/15/28	(4)	15,000	16,818
Pennsylvania GO	4.000%	3/1/33	(4)	10,000	11,328
Pennsylvania GO	4.000%	3/1/34	(4)	10,000	11,290
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38		4,500	5,040
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29		1,000	1,043
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40		5,160	5,267
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28		3,100	3,322
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30		3,000	3,211
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31		1,500	1,605
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32		1,500	1,604
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45		2,000	2,094
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		16,870	17,798
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/32		2,750	3,069
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University of Pennsylvania)	4.000%	8/15/33		1,555	1,732
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33		2,895	3,371

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38		2,600	2,816
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/40		8,000	8,865
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/49		10,000	10,539
	Pennsylvania Higher Educational Facilities Authority Student Housing Revenue (University Properties Inc.)	5.000%	7/1/42		4,790	4,790
	Pennsylvania Public School Building Authority Revenue (Harrisburg School District)	5.000%	12/1/33	(4)	1,000	1,171
	Pennsylvania State University Revenue	5.000%	9/1/27		830	1,004
	Pennsylvania State University Revenue	5.000%	9/1/28		1,000	1,178
	Pennsylvania State University Revenue	5.000%	9/1/28		3,000	3,534
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	825	913
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	175	194
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23	(Prere.)	9,015	10,436
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/23	(Prere.)	7,255	8,440
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		5,100	5,767
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	6,000	6,196
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		11,325	13,034
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		7,555	8,672
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,970	2,261
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29		4,315	4,934
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	(4)	13,000	15,489
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34		11,670	12,397
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34		4,000	4,680
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		5,050	5,726
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		2,200	2,657
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		14,955	16,730
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		7,015	8,438
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37		7,500	8,920
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		5,000	5,760
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		4,385	5,123
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		12,270	13,550
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,025	5,487
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		5,010	5,758
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		6,400	6,986
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		16,400	17,956
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		4,710	5,296
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44		12,000	13,028
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		8,500	9,350
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		6,460	6,704
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49		25,000	28,617
[1]	Pennsylvania Turnpike Commission Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34		3,500	3,685
[1]	Pennsylvania Turnpike Commission Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37		6,000	6,324
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45		6,035	6,669
	Philadelphia PA Authority for Industrial Development Revenue (The Children’s Hospital of Philadelphia Project)	4.000%	7/1/37		5,000	5,431
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47		6,150	6,158
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	5.000%	11/1/34		2,250	2,527
[2]	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph’s University)	4.000%	11/1/38		1,000	1,024
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		1,115	1,274
	Philadelphia PA Gas Works Revenue	5.000%	8/1/35		1,150	1,309
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36		1,700	1,928
	Philadelphia PA Gas Works Revenue	5.000%	8/1/37		1,600	1,810
	Philadelphia PA Gas Works Revenue	5.000%	8/1/42		3,705	4,146
	Philadelphia PA Gas Works Revenue	5.000%	8/1/47		7,000	7,776
	Philadelphia PA GO	5.000%	8/1/29		5,745	6,688
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		3,000	3,093
	Philadelphia PA School District GO	5.000%	9/1/25	(15)	5,500	6,526
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45		10,500	11,558
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/49		7,000	8,218
	Spring Township PA GO	3.000%	11/15/33		1,020	1,067
	Spring Township PA GO	3.000%	11/15/34		1,050	1,094
	Spring Township PA GO	3.000%	11/15/35		1,085	1,125
	Spring Township PA GO	3.000%	11/15/36		1,115	1,151
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	(4)	10,000	11,683
	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	(4)	2,505	2,934
	Upper St. Clair Township PA School District GO	3.250%	10/1/35		5,000	5,223
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	3,000	3,402
	Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	4,210	4,774

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	3,355	3,886
York County PA GO	4.000%	3/1/35		3,000	3,330
					791,874
Puerto Rico (0.4%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		995	945
[2] Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		2,105	1,979
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		887	755
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		4,814	3,626
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		12,620	8,624
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31		745	456
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		42,244	37,725
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		895	799
					54,909
Rhode Island (0.1%)
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40		225	232
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35		10,000	10,430
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/40		6,580	6,791
					17,453
South Carolina (1.6%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43		5,000	5,358
Charleston County SC GO	4.000%	11/1/30		5,715	6,670
Charleston County SC GO	4.000%	11/1/31		6,110	7,089
Charleston County SC GO	4.000%	11/1/32		6,520	7,502
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/29		2,500	2,863
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/34		725	829
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/30		1,000	1,086
Lexington County SC Health Services District Inc. Hospital Revenue	4.000%	11/1/32		1,400	1,493
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34		1,165	1,287
North Charleston SC Revenue	5.000%	10/1/40		7,000	8,031
[4] Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		16,515	17,510
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29		3,275	3,713
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/30		2,745	3,096
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	10,400
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/30		1,500	1,730
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38		5,305	5,862
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47		12,600	13,762
South Carolina Jobs Economic Development Authority Hospital Revenue (McLeod Health Obligated Group)	5.000%	11/1/31		1,030	1,195
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48		8,000	7,975
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	12/1/46		10,000	11,294
South Carolina Public Service Authority Revenue	5.000%	12/1/26		2,600	2,688
South Carolina Public Service Authority Revenue	5.000%	12/1/31		5,000	5,353
South Carolina Public Service Authority Revenue	5.000%	12/1/33		5,275	5,712
South Carolina Public Service Authority Revenue	5.000%	12/1/33		2,590	2,820
South Carolina Public Service Authority Revenue	5.000%	12/1/38		10,350	10,787
South Carolina Public Service Authority Revenue	5.000%	12/1/39		4,335	4,559
South Carolina Public Service Authority Revenue	5.000%	12/1/43		1,110	1,138
South Carolina Public Service Authority Revenue	5.125%	12/1/43		1,810	1,884
South Carolina Public Service Authority Revenue	5.000%	12/1/50		5,935	6,206
South Carolina Public Service Authority Revenue	5.500%	12/1/54		10,000	10,602
South Carolina Public Service Authority Revenue	5.250%	12/1/55		10,500	11,128
South Carolina Public Service Authority Revenue	5.000%	12/1/56		12,500	13,186
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/30		1,870	2,124
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/31		2,045	2,312
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/32		2,145	2,410
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/34		865	965
University of South Carolina Athletic Facilities Revenue	5.000%	5/1/40		9,075	9,954
					212,573
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Avera Health Obligated Group)	4.000%	7/1/34		9,710	10,361
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35		3,020	3,302
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,045	10,466
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45		1,000	1,073
					25,202
Tennessee (1.7%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	14,005	15,562
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/34		1,500	1,661
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/36		1,000	1,010

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/38		1,000	998
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/44		1,000	969
	Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/44		2,500	2,667
	Franklin TN GO	5.000%	3/1/24		1,485	1,704
	Franklin TN GO	5.000%	3/1/25		1,250	1,477
	Franklin TN GO	5.000%	3/1/25		1,855	2,193
	Jackson TN Hospital Improvement Revenue (West Tennessee Healthcare Obligated Group)	5.000%	4/1/41		3,000	3,289
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/36		2,605	2,848
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/36		2,500	2,712
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/47		11,315	11,923
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26		10,000	11,809
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		7,000	7,960
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46		6,000	6,464
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Revenue (Vanderbilt University Medical Center)	5.000%	7/1/48		5,000	5,401
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/44		12,500	14,193
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/49		1,595	1,799
	Shelby County TN GO	3.125%	4/1/32		4,000	4,246
	Shelby County TN GO	3.125%	4/1/33		4,000	4,217
	Sumner County TN School & Public Improvement GO	5.000%	12/1/26		3,030	3,728
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		41,455	46,119
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20		760	766
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22		1,025	1,081
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		9,905	10,464
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		3,735	4,006
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24		6,185	6,744
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		2,160	2,419
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		19,950	22,143
[4]	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		3,245	3,449
	Tennessee GO	5.000%	9/1/29		2,500	2,889
	Tennessee GO	5.000%	8/1/30		1,345	1,592
	Tennessee GO	5.000%	9/1/34		700	804
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37		325	334
	Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38		785	802
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/32		7,000	8,200
	Washington County TN GO	4.000%	6/1/29		3,260	3,702
						224,344
Texas (7.6%)
	Arlington TX GO	5.000%	8/15/26		2,795	3,405
	Arlington TX Independent School District GO	4.000%	2/15/30		2,000	2,218
	Arlington TX Special Tax Revenue	5.000%	2/15/41	(15)	6,000	6,702
	Arlington TX Special Tax Revenue	5.000%	2/15/48	(4)	7,620	8,459
	Arlington TX Special Tax Revenue	5.000%	2/15/48	(15)	15,000	16,123
	Austin TX Airport System Revenue	5.000%	11/15/41		6,725	7,471
	Austin TX Airport System Revenue	5.000%	11/15/46		11,060	12,200
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29		3,315	3,883
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31		7,140	8,344
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31		625	761
	Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/32		1,000	1,128
	Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33		485	544
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/36		755	897
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/37		535	634
	Austin TX GO	5.000%	9/1/32		1,300	1,500
	Austin TX Independent School District GO	5.000%	8/1/26		1,425	1,690
	Austin TX Independent School District GO	5.000%	8/1/32		5,335	6,639
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/28		3,170	3,955
	Belton TX Independent School District GO	5.000%	2/15/36		2,500	2,969
[2]	Canyon TX Independent School District GO	3.000%	2/15/31		2,290	2,483
[2]	Canyon TX Independent School District GO	3.000%	2/15/32		3,900	4,190
[2]	Canyon TX Independent School District GO	3.000%	2/15/33		3,045	3,241
[2]	Canyon TX Independent School District GO	3.000%	2/15/34		3,200	3,394
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21	(Prere.)	4,260	4,400
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	1,000	1,036
	Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21	(Prere.)	2,000	2,078
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		6,000	6,340
	Cleveland TX Independent School District GO	4.000%	2/15/52		5,000	5,661
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29		3,000	3,100

Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	College of the Mainland TX GO	4.000%	8/15/44		4,000	4,341
	College of the Mainland TX GO	4.000%	8/15/49		10,950	11,812
	Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28		5,000	6,243
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		8,950	10,156
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46		3,580	4,059
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28	(12)	2,125	2,131
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31		5,975	6,541
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37		5,000	5,285
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		6,445	6,805
	Eagle Mountain & Saginaw TX Independent School District GO	4.000%	8/15/50		5,000	5,544
	El Paso County TX Community College District Revenue	5.000%	4/1/42	(4)	5,095	5,850
	El Paso TX GO	5.000%	8/15/27		3,625	4,433
	El Paso TX Independent School District GO	4.000%	8/15/33		2,500	2,806
	El Paso TX Water & Sewer Revenue	5.000%	3/1/30		3,545	4,294
	El Paso TX Water & Sewer Revenue	5.000%	3/1/31		1,120	1,353
	El Paso TX Water & Sewer Revenue	4.000%	3/1/35		1,750	1,937
	Friendswood TX Independent School District GO	4.000%	2/15/32		3,630	4,027
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/23	(Prere.)	12,000	13,770
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/35		21,495	23,339
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/36		8,510	9,201
	Harris County TX GO	5.000%	10/1/26		3,000	3,588
	Harris County TX Sports Authority Revenue	5.000%	11/15/27	(4)	2,150	2,259
	Harris County TX Sports Authority Revenue	5.000%	11/15/28		1,465	1,474
	Harris County TX Sports Authority Revenue	5.000%	11/15/30		2,790	2,787
	Harris County TX Toll Road Revenue	4.000%	8/15/38		5,000	5,551
	Hays County TX GO	4.000%	2/15/31		2,265	2,523
	Hays County TX GO	4.000%	2/15/32		3,820	4,247
	Hays County TX GO	4.000%	2/15/32		3,135	3,530
	Hays County TX GO	4.000%	2/15/33		865	968
	Hays County TX GO	4.000%	2/15/33		3,320	3,716
	Hays County TX GO	5.000%	2/15/42		4,000	4,656
	Houston TX Airport System Revenue	5.000%	7/1/32		3,000	3,164
	Houston TX Community College System GO	5.000%	2/15/32		2,920	3,179
	Houston TX Community College System GO	5.000%	2/15/35		3,000	3,616
	Houston TX Community College System GO	4.000%	2/15/36		8,500	9,391
	Houston TX GO	5.000%	3/1/27		13,350	15,711
	Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	5,000	5,123
	Houston TX Utility System Revenue	5.000%	5/15/28		3,105	3,556
	Houston TX Utility System Revenue	5.000%	11/15/32		28,550	34,068
	Houston TX Utility System Revenue	5.000%	11/15/36		3,020	3,555
	Humble TX Independent School District GO	4.000%	2/15/28		10,290	11,451
[2]	Katy TX Independent School District GO	3.000%	2/15/32		3,400	3,631
[2]	Katy TX Independent School District GO	3.000%	2/15/33		2,920	3,094
	Lake Travis TX Independent School District GO	4.000%	2/15/33		1,000	1,117
	Lake Travis TX Independent School District GO	4.000%	2/15/34		1,015	1,131
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/30		10,000	11,113
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/31		5,000	5,542
	Lamar TX Consolidated Independent School District GO	4.000%	2/15/32		6,835	7,540
	Laredo TX Community College District GO	5.000%	8/1/30		2,030	2,322
	Laredo TX Community College District GO	5.000%	8/1/34		1,500	1,708
	Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/44		1,250	1,367
	Laredo TX Waterworks Sewer System Revenue	4.000%	3/1/49		2,250	2,437
	Lone Star College System Texas GO	4.000%	2/15/29		1,150	1,281
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/33		4,585	5,729
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/34		5,050	6,237
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30		5,080	5,760
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/31		3,460	3,912
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40		5,540	6,250
	Lubbock TX GO	4.000%	2/15/30		1,250	1,410
	Mansfield TX Independent School District GO	5.000%	2/15/45		5,000	5,682
	Marble Falls TX Independent School District GO	5.000%	8/15/26		730	891
	Missouri City TX GO	4.000%	6/15/32		1,110	1,240
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/43		1,295	1,319
	Nederland TX Independent School District GO	3.000%	8/15/34		1,175	1,245
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/48		10,350	10,669

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	5.000%	8/15/47		5,040	5,724
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46		4,870	4,263
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43		1,650	1,426
New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49		1,600	1,337
New Hope TX Cultural Education Facilities Finance Corp. Revenue (CHF-Collegiate Housing Denton LLC)	5.000%	7/1/58	(4)	1,000	1,081
New Hope TX Cultural Education Facilities Finance Corp. Revenue (Collegiate Housing Denton, LLC Texas Woman’s University Housing Project)	5.000%	7/1/58	(4)	3,670	3,967
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		5,000	5,051
North Texas Municipal Water District Water System Revenue	5.000%	9/1/32		4,575	5,372
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	12,500	12,932
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	2,000	2,111
North Texas Tollway Authority System Revenue	6.250%	2/1/23		10,000	10,018
North Texas Tollway Authority System Revenue	5.000%	1/1/30		10,000	11,254
North Texas Tollway Authority System Revenue	5.000%	1/1/32		3,010	3,354
North Texas Tollway Authority System Revenue	5.000%	1/1/33		13,675	14,278
North Texas Tollway Authority System Revenue	5.000%	1/1/34		14,355	14,974
North Texas Tollway Authority System Revenue	5.000%	1/1/38		5,900	6,246
North Texas Tollway Authority System Revenue	5.000%	1/1/39		8,500	9,426
North Texas Tollway Authority System Revenue	5.000%	1/1/43		23,900	26,308
North Texas Tollway Authority System Revenue	5.000%	1/1/48		15,110	16,569
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/23		1,000	1,070
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/24		4,325	4,609
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/25		4,520	4,780
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/26		2,250	2,362
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/27		1,845	1,923
Pasadena TX GO	4.000%	2/15/32		1,500	1,642
Round Rock TX Independent School District GO	4.000%	8/1/30		3,130	3,499
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22		5,620	5,980
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23		6,200	6,751
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25	(ETM)	1,260	1,488
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38		3,500	3,777
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		5,000	5,791
San Antonio TX GO	4.000%	8/1/31		6,305	7,302
San Antonio TX GO	4.000%	8/1/33		8,710	9,941
San Jacinto TX Community College District GO	5.000%	2/15/29		3,860	4,592
San Jacinto TX Community College District GO	5.000%	2/15/30		4,055	4,819
San Jacinto TX Community College District GO	5.000%	2/15/31		2,250	2,673
San Jacinto TX Community College District GO	5.000%	2/15/32		2,000	2,373
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Healthcare Project)	5.000%	11/15/37		4,500	5,076
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/48		10,000	10,746
Texas GO	5.000%	8/1/27		2,000	2,375
Texas GO	4.000%	5/15/32		2,250	2,490
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20		650	662
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23		1,550	1,705
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24		6,680	7,497
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25		2,665	3,047
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26		2,740	2,870
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26		1,490	1,733
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29		5,000	5,206
Texas Private Activity Surface Transportation Corp. Revenue	5.000%	12/31/32		4,500	4,972
Texas Private Activity Surface Transportation Corp. Revenue	5.000%	12/31/33		5,665	6,233
Texas Private Activity Surface Transportation Corp. Revenue	5.000%	12/31/34		6,000	6,571
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		29,910	30,034
Texas State University System Financing System Revenue	5.000%	3/15/23	(Prere.)	3,340	3,731
Texas Transportation Commission Revenue	5.000%	8/15/22	(Prere.)	3,815	4,177
Texas Transportation Commission Revenue	5.000%	8/1/57		5,750	5,847
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		7,275	7,586
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		7,450	8,056
Texas Transportation Commission Turnpike System Revenue	3.000%	8/15/40		3,000	2,919
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(ETM)	555	512

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26	(2)	9,500	8,166
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(ETM)	50	44
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28	(2)	29,985	24,119
Texas Water Development Board Revenue	5.000%	4/15/29		3,045	3,820
Texas Water Development Board Revenue	5.000%	10/15/30		10,040	11,904
Texas Water Development Board Revenue	4.000%	10/15/32		5,030	5,740
Texas Water Development Board Revenue	4.000%	10/15/33		12,015	13,803
Texas Water Development Board Revenue	4.000%	10/15/34		13,000	14,825
Texas Water Development Board Revenue	5.000%	10/15/43		10,040	11,993
United TX Independent School District GO	5.000%	8/15/28		2,355	2,775
United TX Independent School District GO	5.000%	8/15/29		2,535	2,983
University of Houston Texas Revenue	4.000%	2/15/30		4,610	5,014
University of Houston Texas Revenue	3.000%	2/15/34		10,605	10,937
University of Houston Texas Revenue	4.000%	2/15/37		16,205	17,511
University of North Texas Revenue	5.000%	4/15/33		3,200	3,727
University of North Texas Revenue	5.000%	4/15/34		3,000	3,489
University of North Texas Revenue	5.000%	4/15/36		3,000	3,467
Ysleta TX Independent School District GO	5.000%	8/15/41		7,065	8,151
Ysleta TX Independent School District GO	5.000%	8/15/45		10,905	12,523
Ysleta TX Independent School District GO	4.000%	8/15/50		15,935	17,912
Ysleta TX Independent School District GO	4.000%	8/15/52		5,000	5,585
					1,023,708
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/25		2,305	2,724
Salt Lake City UT Airport Revenue	5.000%	7/1/42		5,000	5,562
University of Utah Revenue	4.000%	8/1/33		2,145	2,378
University of Utah Revenue	4.000%	8/1/33		1,000	1,108
University of Utah Revenue	4.000%	8/1/34		1,175	1,299
University of Utah Revenue	4.000%	8/1/35		1,000	1,101
Utah Charter Academies Inc. School Revenue	5.000%	10/15/38		720	846
Utah Charter Academies Inc. School Revenue	5.000%	10/15/43		1,150	1,337
Utah Charter Academies Inc. School Revenue	5.000%	10/15/48		1,200	1,387
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/44		625	738
Utah Charter School Finance Authority Revenue (Summit Academy Inc.)	5.000%	4/15/49		1,150	1,350
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41		16,500	18,733
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	17,325	20,838
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		6,215	6,821
Weber Basin UT Water Conservancy District Revenue	5.000%	10/1/50		6,200	7,483
					73,705
Virginia (1.4%)
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41	(4)	5,015	5,737
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		5,000	5,255
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue (Brandermill Woods Project)	5.125%	1/1/43		1,000	901
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32		1,800	2,074
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34		1,145	1,315
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/31		3,810	4,268
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/32		11,190	12,310
Fairfax County VA GO	5.000%	10/1/32		1,985	2,382
Fairfax County VA Public Improvement GO	5.000%	10/1/35		2,735	3,427
Fairfax County VA Sewer Revenue	4.000%	7/15/32		2,545	2,859
Fairfax VA GO	4.000%	10/1/28		3,000	3,244
Hampton Roads VA Sanitation & Wastewater District Revenue	5.000%	10/1/27	(Prere.)	1,725	2,208
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/20	(Prere.)	3,500	3,579
Henrico County VA Water & Sewer Revenue	3.000%	5/1/34		3,445	3,599
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	5.000%	1/1/42		695	649
Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	5.000%	1/1/48		1,250	1,141
Loudoun County VA GO	4.000%	12/1/30		7,325	8,782
Loudoun County VA GO	3.000%	12/1/31		7,535	8,113
Loudoun County VA GO	4.000%	12/1/32		6,900	7,739
Loudoun County VA GO	4.000%	12/1/33		6,895	7,709
Richmond VA GO	3.375%	3/1/41		3,000	3,147
Richmond VA Public Utility Revenue	3.000%	1/15/45		2,500	2,539
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28		1,640	1,745
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	4.000%	7/1/51		5,500	5,689
University of Virginia Revenue	5.000%	4/1/45		5,000	5,616

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26		2,155	2,584
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32		6,000	6,332
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/33		6,315	6,617
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36		2,870	2,950
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/37		2,865	2,933
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/33		5,310	5,566
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/34		5,470	5,714
Virginia Commonwealth Transportation Board Revenue	3.000%	5/15/35		2,720	2,827
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/30		4,000	4,594
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/31		4,420	5,050
Virginia Public Building Authority Revenue	5.000%	8/1/32		9,370	11,684
Virginia Public School Authority Revenue	3.000%	10/1/32		5,455	5,752
Virginia Resources Authority Infrastructure Revenue	3.000%	11/1/36		2,340	2,420
Virginia Resources Authority Infrastructure Revenue	3.000%	11/1/37		2,425	2,499
Virginia Small Business Financing Authority Healthcare Facilities Revenue (Bon Secours Mercy Health Inc.)	4.000%	12/1/49		5,000	5,185
Virginia Small Business Financing Authority Revenue (Sentara Healthcare)	4.000%	11/1/38		1,000	1,060
Virginia Small Business Financing Authority Revenue (Sentara Healthcare)	4.000%	11/1/39		3,750	3,967
					183,761
Washington (0.9%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41		13,770	15,827
King County WA Sewer Revenue	4.000%	7/1/30		3,300	3,604
King County WA Sewer Revenue	4.000%	7/1/31		3,320	3,615
Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/39		2,475	2,776
Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/40		1,555	1,739
Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/45		2,000	2,211
Port of Seattle WA Revenue	5.000%	8/1/29		10,870	11,559
Port of Seattle WA Revenue	5.000%	4/1/31		3,260	3,604
Port of Seattle WA Revenue	5.000%	4/1/32		3,425	3,764
Port of Seattle WA Revenue	5.000%	3/1/33		4,540	4,960
Port of Seattle WA Revenue	5.000%	4/1/34		3,665	3,994
Port of Seattle WA Revenue	5.000%	3/1/35		3,240	3,511
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21	(Prere.)	2,000	2,062
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29		3,825	4,357
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40		5,000	5,827
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30		2,690	2,692
University of Washington Revenue	5.000%	7/1/34		2,000	2,138
[2] Washington GO	5.000%	6/1/33		2,900	3,588
Washington GO	5.000%	2/1/35		10,010	10,646
Washington GO	5.000%	8/1/35		2,000	2,097
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44		5,000	5,223
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33		7,500	7,903
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40		2,215	2,236
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/48		2,400	1,953
Washington Housing Finance Commission Multi-Family Housing Revenue (The Hearthstone Project)	5.000%	7/1/53		2,245	1,791
Washington Housing Finance Commission Revenue (Horizon House Project)	5.000%	1/1/48		4,500	4,495
					118,172
West Virginia (0.5%)
Morgantown WV Combined Utility System Revenue	5.000%	12/1/41	(4)	7,000	8,209
Morgantown WV Combined Utility System Revenue	5.000%	12/1/46	(4)	6,320	7,365
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34		7,595	8,432
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,530
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44		20,000	21,151
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/51		2,500	2,552
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/52		2,500	2,696
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30		3,075	3,843
West Virginia University Revenue	5.000%	10/1/21	(Prere.)	5,985	6,346
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue (Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30		3,000	3,433
					66,557

Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin (1.4%)
Milwaukee WI GO	3.000%	4/1/32		4,820	5,042
Monona Grove WI School District Building & Improvement GO	3.000%	5/1/34	(4)	2,195	2,311
Monona Grove WI School District Building & Improvement GO	3.000%	5/1/35	(4)	4,715	4,940
Mount Pleasant WI Revenue (Village of Mount Pleasant)	5.000%	4/1/48		3,000	3,477
Wisconsin GO	5.000%	5/1/31		8,635	10,108
Wisconsin GO	5.000%	5/1/31		9,450	11,351
Wisconsin GO	5.000%	5/1/32		5,950	7,109
Wisconsin GO	5.000%	5/1/36		5,000	5,762
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/20	(Prere.)	6,785	6,807
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/35		1,440	1,542
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/36		1,600	1,707
Wisconsin Health & Educational Facilities Authority Revenue (Advocate Aurora Health Obligated Group)	4.000%	8/15/37		5,000	5,317
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20	(Prere.)	2,270	2,288
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/20	(Prere.)	3,880	3,910
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/42		4,000	4,458
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/36		15,000	15,871
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/39		5,000	5,258
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/42		10,000	10,683
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31		5,145	6,041
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32		2,380	2,774
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/42		20,690	21,619
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48		6,120	6,770
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30		3,260	3,420
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31		1,000	1,037
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32		1,080	1,114
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33		1,385	1,423
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34		1,570	1,608
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	4.000%	2/15/34		5,630	5,804
Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System Obligated Group)	4.000%	2/15/35		5,055	5,178
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41		15,000	17,495
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/48		1,530	1,595
Wisconsin Public Finance Authority Education Revenue (Coral Academy of Science)	5.000%	7/1/55		4,135	4,286
Wisconsin Transportation Revenue	5.000%	7/1/36		2,130	2,422
Wisconsin Transportation Revenue	5.000%	7/1/37		2,000	2,272
					192,799
Total Tax-Exempt Municipal Bonds (Cost $12,703,864)					13,002,705
				Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
[6] Vanguard Municipal Cash Management Fund (Cost $411,817)	0.264%			4,118,297	411,912
Total Investments (99.0%) (Cost $13,115,681)					13,414,617
Other Assets and Liabilities—Net (1.0%)					133,189
Net Assets (100%)					13,547,806

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Step bond.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $37,827,000, representing 0.3% of net assets.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR – Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,703,864)	13,002,705
Affiliated Issuers (Cost $411,817)	411,912
Total Investments in Securities	13,414,617
Investment in Vanguard	706
Cash	1
Receivables for Investment Securities Sold	29,197
Receivables for Accrued Income	164,003
Receivables for Capital Shares Issued	32,110
Other Assets	440
Total Assets	13,641,074
Liabilities
Payables for Investment Securities Purchased	62,335
Payables for Capital Shares Redeemed	15,574
Payables for Distributions	12,195
Payables to Vanguard	3,164
Total Liabilities	93,268
Net Assets	13,547,806

At April 30, 2020, net assets consisted of:

Paid-in Capital	13,211,902
Total Distributable Earnings (Loss)	335,904
Net Assets	13,547,806

Investor Shares—Net Assets
Applicable to 77,022,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	884,864
Net Asset Value Per Share—Investor Shares	$11.49

Admiral Shares—Net Assets
Applicable to 1,102,233,519 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,662,942
Net Asset Value Per Share—Admiral Shares	$11.49

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	220,294
Total Income	220,294
Expenses
The Vanguard Group—Note B
Investment Advisory Services	878
Management and Administrative—Investor Shares	664
Management and Administrative—Admiral Shares	4,515
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	447
Custodian Fees	37
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	75
Trustees’ Fees and Expenses	4
Total Expenses	6,712
Net Investment Income	213,582
Realized Net Gain (Loss)
Investment Securities Sold[1]	50,354
Futures Contracts	(4,962)
Realized Net Gain (Loss)	45,392
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(560,727)
Futures Contracts	101
Change in Unrealized Appreciation (Depreciation)	(560,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	(301,652)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,628,000, ($48,000), and $85,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	213,582	425,402
Realized Net Gain (Loss)	45,392	57,590
Change in Unrealized Appreciation (Depreciation)	(560,626)	805,391
Net Increase (Decrease) in Net Assets Resulting from Operations	(301,652)	1,288,383
Distributions[1]
Investor Shares	(18,666)	(29,734)
Admiral Shares	(257,501)	(400,869)
Total Distributions	(276,167)	(430,603)
Capital Share Transactions
Investor Shares	(54,316)	62,993
Admiral Shares	376,578	1,203,639
Net Increase (Decrease) from Capital Share Transactions	322,262	1,266,632
Total Increase (Decrease)	(255,557)	2,124,412
Net Assets
Beginning of Period	13,803,363	11,678,951
End of Period	13,547,806	13,803,363

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.95	$11.16	$11.65	$11.83	$11.64	$11.73
Investment Operations
Net Investment Income	.176[1]	.379[1]	.393[1]	.403[1]	.418	.430
Net Realized and Unrealized Gain (Loss) on Investments	(.407)	.796	(.459)	(.143)	.206	(.063)
Total from Investment Operations	(.231)	1.175	(.066)	.260	.624	.367
Distributions
Dividends from Net Investment Income	(.177)	(.379)	(.393)	(.402)	(.418)	(.430)
Distributions from Realized Capital Gains	(.052)	(.006)	(.031)	(.038)	(.016)	(.027)
Total Distributions	(.229)	(.385)	(.424)	(.440)	(.434)	(.457)
Net Asset Value, End of Period	$11.49	$11.95	$11.16	$11.65	$11.83	$11.64

Total Return[2]	-1.99%	10.66%	-0.59%	2.31%	5.39%	3.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$885	$977	$853	$980	$1,007	$928
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.97%	3.25%	3.44%	3.49%	3.52%	3.69%
Portfolio Turnover Rate	14%	16%	16%	19%	13%	18%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

Six Months
Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.95	$11.16	$11.65	$11.83	$11.64	$11.73
Investment Operations
Net Investment Income	.180[1]	.388[1]	.402[1]	.415[1]	.430	.439
Net Realized and Unrealized Gain (Loss) on Investments	(.406)	.796	(.459)	(.143)	.206	(.063)
Total from Investment Operations	(.226)	1.184	(.057)	.272	.636	.376
Distributions
Dividends from Net Investment Income	(.182)	(.388)	(.402)	(.414)	(.430)	(.439)
Distributions from Realized Capital Gains	(.052)	(.006)	(.031)	(.038)	(.016)	(.027)
Total Distributions	(.234)	(.394)	(.433)	(.452)	(.446)	(.466)
Net Asset Value, End of Period	$11.49	$11.95	$11.16	$11.65	$11.83	$11.64

Total Return[2]	-1.95%	10.75%	-0.51%	2.42%	5.50%	3.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,663	$12,826	$10,825	$9,947	$9,238	$8,088
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.05%	3.33%	3.52%	3.59%	3.62%	3.77%
Portfolio Turnover Rate	14%	16%	16%	19%	13%	18%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2020.

3.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.  Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Long-Term Tax-Exempt Fund

Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $706,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	13,002,705	—	13,002,705
Temporary Cash Investments	411,912	—	—	411,912
Total	411,912	13,002,705	—	13,414,617

Long-Term Tax-Exempt Fund

D. As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,123,289
Gross Unrealized Appreciation	463,600
Gross Unrealized Depreciation	(172,272)
Net Unrealized Appreciation (Depreciation)	291,328

E.  During the six months ended April 30, 2020, the fund purchased $2,040,496,000 of investment securities and sold $1,851,208,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	109,797	9,267	227,686	19,508
Issued in Lieu of Cash Distributions	15,458	1,298	24,299	2,079
Redeemed	(179,571)	(15,289)	(188,992)	(16,335)
Net Increase (Decrease)—Investor Shares	(54,316)	(4,722)	62,993	5,252
Admiral Shares
Issued	1,717,278	144,532	2,807,628	242,540
Issued in Lieu of Cash Distributions	171,953	14,444	267,351	22,878
Redeemed	(1,512,653)	(129,989)	(1,871,340)	(162,404)
Net Increase (Decrease)—Admiral Shares	376,578	28,987	1,203,639	103,014

G. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Fund Allocation

As of April 30, 2020

Illinois	9.1%
New York	8.9
California	8.8
Pennsylvania	7.1
Texas	6.7
Florida	6.6
New Jersey	6.5
Michigan	3.6
Ohio	3.3
Massachusetts	2.7
Colorado	2.7
Georgia	2.7
Wisconsin	2.2
South Carolina	1.9
Virginia	1.8
District of Columbia	1.5
Missouri	1.5
Indiana	1.5
Maryland	1.4
Washington	1.4
Louisiana	1.3
Tennessee	1.3
Connecticut	1.3
Alabama	1.2
Puerto Rico	1.1
Kentucky	1.0
Other	10.9

The table reflects the fund’s investments, except for short-term investments.

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (96.9%)
Alabama (1.2%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	3,000	3,065
Birmingham AL GO	5.000%	3/1/37		2,500	2,730
Birmingham AL GO	5.000%	3/1/40		3,000	3,469
Birmingham AL GO	5.000%	3/1/45		4,050	4,655
Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 4) PUT	4.000%	12/1/25		23,975	25,564
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22		3,000	3,115
Houston County AL Health Care Authority Revenue	5.000%	10/1/30		6,785	7,544
Jefferson County AL Revenue	5.000%	9/15/26		3,200	3,852
Jefferson County AL Revenue	5.000%	9/15/31		7,500	8,936
Jefferson County AL Revenue	5.000%	9/15/35		2,850	3,338
Jefferson County AL Sewer Revenue	6.000%	10/1/42		3,750	4,275
Jefferson County AL Sewer Revenue	7.000%	10/1/51		34,230	39,964
Jefferson County AL Sewer Revenue	6.500%	10/1/53		24,250	27,906
[1] Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/2023	0.000%	10/1/38	(4)	7,500	7,170
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36		2,820	2,860
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35		4,000	4,098
Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24		5,370	5,627
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/31		575	705
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/32		1,800	2,190
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/33		1,865	2,257
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/34		1,000	1,205
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/35		1,000	1,200
UAB Medicine Finance Authority AL Revenue	5.000%	9/1/41		1,845	2,093
					167,818
Alaska (0.1%)
Anchorage AK Electric Utility Revenue	5.000%	12/1/35		5,000	5,702
Anchorage AK Electric Utility Revenue	5.000%	12/1/36		5,000	5,692
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23		420	421
					11,815
American Samoa (0.0%)
American Samoa Economic Development Authority Revenue	7.125%	9/1/38		3,000	3,443

Arizona (0.9%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/43		3,000	3,483
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34		8,250	8,523
Arizona Industrial Development Authority Education Revenue (Academies of Math & Science Project)	5.000%	7/1/49		2,110	1,866
Arizona Industrial Development Authority Education Revenue (Academies of Math & Science Project)	5.000%	7/1/54		2,500	2,139
Arizona Industrial Development Authority Education Revenue (Cadence Campus Project)	4.000%	7/15/40		925	758
Arizona Industrial Development Authority Education Revenue (Cadence Campus Project)	4.000%	7/15/50		1,600	1,214
Arizona Industrial Development Authority Revenue (Doral Academy of Nevada)	5.000%	7/15/39		1,325	1,238
Arizona Industrial Development Authority Revenue (Doral Academy of Nevada)	5.000%	7/15/49		1,675	1,494
Arizona Industrial Development Authority Revenue (Lone Mountain Campus Project)	5.000%	12/15/39		400	370
Arizona Industrial Development Authority Revenue (Lone Mountain Campus Project)	5.000%	12/15/49		700	619
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	4.000%	6/1/44	(15)	1,250	1,289
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/49	(15)	1,375	1,528
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/54	(15)	2,000	2,216
Arizona Industrial Development Authority Student Housing Revenue (NCCU Properties LLC/NC Central University Project)	5.000%	6/1/58	(15)	1,500	1,659
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/36		2,195	1,822
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/40		2,500	1,985
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/45		1,000	762
Glendale AZ Industrial Development Authority Revenue (Beatitudes Campus Project)	5.000%	11/15/53		6,370	4,661
Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/33		250	230
Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/38		750	669

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Glendale AZ Industrial Development Authority Revenue (Terraces of Phoenix Project)	5.000%	7/1/48		2,430	2,049
Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	5.000%	7/1/54		1,650	1,838
Maricopa AZ Industrial Development Authority Revenue (Legacy Traditional School)	5.000%	7/1/54		2,500	2,280
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33		1,000	1,125
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/34		1,260	1,413
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/35		1,700	1,899
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/36		2,205	2,455
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/44		4,500	4,718
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/49		6,000	6,252
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33		5,925	6,733
Pima County AZ Community College District Revenue	4.000%	7/1/37		1,000	1,116
Pima County AZ Community College District Revenue	4.000%	7/1/38		1,000	1,113
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	4.125%	6/15/29		3,650	3,241
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/47		8,650	6,959
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/49		1,235	987
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/52		2,150	1,705
Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Inc.)	5.000%	6/15/52		3,365	2,669
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26		8,545	9,974
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27		17,105	20,229
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue (Yavapai Regional Medical Center)	4.000%	8/1/38		1,500	1,581
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.200%	6/3/24		2,100	2,054
					120,915
Arkansas (0.1%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	4.000%	12/1/44		620	639
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/47		6,025	6,719
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30		5,045	5,542
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33		1,645	1,772
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33		1,425	1,535

					16,207
California (8.5%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	1,000	669
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35	(4)	3,750	3,833
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	3,850	4,269
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	(4)	2,210	2,437
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	1,500	1,520
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		15,420	16,359
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		10,000	11,292
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/43	(4)	5,000	5,915
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	1,000	1,176
California Community Housing Agency Essential Housing Revenue (Serenity at Larkspur)	5.000%	2/1/50		7,000	6,617
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42		2,620	2,782
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		2,660	4,152
California Enterprise Development Authority Lease Revenue (Riverside County Library Facilities Project)	4.000%	11/1/49		900	967
California GO	5.000%	10/1/30		12,600	14,404
California GO	5.250%	8/1/32	(4)	7,500	10,085
California GO	3.000%	10/1/33		10,030	10,449
California GO	5.000%	8/1/34		11,790	13,636
California GO	4.000%	9/1/37		1,470	1,600
California GO	5.000%	2/1/43		2,100	2,260
California GO	5.000%	11/1/43		12,500	13,690
California GO	5.000%	4/1/49		2,940	3,488
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		5,000	5,135
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		10,000	10,278
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31		1,200	1,394
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37		2,625	2,977
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42		5,250	5,891
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		5,500	6,127
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		20,000	22,905
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	8/15/50		5,000	5,373
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/20	(Prere.)	12,000	12,180
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		18,000	19,482
California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34		13,770	14,797
California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/28		430	442

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/38		840	807
	California Municipal Finance Authority Charter School Lease Revenue (Bella Mente Montessori Academy)	5.000%	6/1/48		1,150	1,057
	California Municipal Finance Authority Revenue	4.000%	12/31/47	(4)	8,000	7,420
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/28		1,135	1,161
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/29		1,390	1,412
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35		2,000	1,937
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		5,665	6,077
	California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47		5,000	5,300
	California Municipal Finance Authority Revenue (Healthright 360)	5.000%	11/1/39		1,775	1,779
	California Municipal Finance Authority Revenue (Healthright 360)	5.000%	11/1/49		2,575	2,505
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47		4,565	4,711
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47		3,900	4,113
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20	(Prere.)	3,585	3,600
	California Municipal Finance Authority Special Facilities Revenue (United Airlines Inc.)	4.000%	7/15/29		10,000	9,751
	California Public Works Board Lease Revenue	5.000%	10/1/26		360	433
	California Public Works Board Lease Revenue	5.000%	3/1/32		5,000	5,918
	California Public Works Board Lease Revenue	4.000%	3/1/45		1,875	2,046
	California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		10,000	10,954
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		3,600	3,812
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		7,380	7,987
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31		10,305	11,405
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		9,035	9,697
	California State University Systemwide Revenue	4.000%	11/1/38		5,560	6,033
	California State University Systemwide Revenue	4.000%	11/1/45		2,750	2,933
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		2,000	1,957
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		9,200	9,086
	California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35		4,500	5,017
	California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/48		3,000	3,082
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/39		2,550	2,496
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/49		4,200	3,972
	California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.250%	7/1/52		1,450	1,362
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29		6,630	8,398
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		3,370	4,269
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/36		15,650	15,769
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/41		18,125	18,029
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/46		3,000	2,936
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/54		7,000	7,128
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.500%	12/1/58		20,000	20,258
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/26		1,120	1,304
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46		2,650	2,796
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32		1,125	1,241
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35		585	644
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	3,865	4,061
	El Camino CA Healthcare District GO	4.000%	8/1/35		4,200	4,663
	El Camino CA Healthcare District GO	4.000%	8/1/36		6,000	6,630
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38	(15)	1,465	1,699
	Fairfield CA Community Facilities District No. 2016-1 Special Tax	5.000%	9/1/39		500	552
	Fairfield CA Community Facilities District No. 2016-1 Special Tax	5.000%	9/1/44		1,000	1,086
	Fairfield CA Community Facilities District No. 2016-1 Special Tax	5.000%	9/1/49		1,600	1,732
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		8,730	9,609
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		18,000	19,354
[1]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		6,000	5,819
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	10,000	8,577
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,500	5,090
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		10,045	11,287
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		15,100	16,918
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		2,000	2,153
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	18,500	20,010

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hayward CA Unified School District GO	4.000%	8/1/48	(15)	3,500	3,761
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/49		1,000	1,090
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	3/1/57		7,285	7,911
La Canada CA Unified School District GO	4.000%	8/1/45		1,000	1,093
La Canada CA Unified School District GO	4.000%	8/1/49		1,000	1,090
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32		3,500	3,812
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35		2,350	2,547
Long Beach CA Harbor Revenue	5.000%	5/15/30		2,000	2,244
Long Beach CA Unified School District GO	5.000%	8/1/35		7,225	8,593
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25		1,015	1,157
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29		1,200	1,368
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		1,300	1,473
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31		1,550	1,749
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32		1,070	1,201
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34		2,500	2,604
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,820	2,021
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,750	1,940
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36		1,500	1,552
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41		8,000	8,764
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41		6,000	6,575
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43		18,265	21,739
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46		1,355	1,544
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41		7,000	8,202
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33		8,300	9,187
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34		6,345	6,978
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36		2,575	2,810
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32		4,000	4,173
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36		750	806
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42		9,925	10,647
Metropolitan Water District of Southern California Revenue	5.000%	10/1/45		3,700	4,528
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/37		4,130	2,643
Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		1,100	1,195
Oakland CA Unified School District GO	5.500%	8/1/22	(Prere.)	3,000	3,313
Oakland CA Unified School District GO	5.000%	8/1/32		1,000	1,140
Palmdale CA School District GO	3.000%	8/1/49		1,000	1,007
Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	8,805	6,188
Palomar Pomerado Health California GO	4.000%	8/1/35		4,000	4,138
Palomar Pomerado Health California GO	7.000%	8/1/38	(12)	10,740	14,818
Palomar Pomerado Health California Revenue	5.000%	11/1/28		3,500	4,009
Palomar Pomerado Health California Revenue	5.000%	11/1/29		4,605	5,248
Palomar Pomerado Health California Revenue	5.000%	11/1/30		3,335	3,761
Palomar Pomerado Health California Revenue	5.000%	11/1/31		2,485	2,773
Peralta CA Community College District Revenue	4.000%	8/1/39		7,000	7,544
Peralta CA Community College District Revenue	4.000%	8/1/39		5,000	5,389
Pomona CA Unified School District GO	4.000%	8/1/45	(4)	3,640	3,916
Port of Oakland CA Revenue	5.000%	5/1/29		10,000	10,514
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	(15)	3,700	4,378
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	(15)	2,460	2,908
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34	(15)	2,965	3,490
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/31	(14)	2,000	2,163
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	(14)	3,205	3,447
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	(14)	2,155	2,302
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		13,000	4,935
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		6,500	2,345
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21		425	435
Sacramento County CA Airport Revenue	5.000%	7/1/31		2,000	2,288
Sacramento County CA Airport Revenue	5.000%	7/1/34		5,675	6,384
Sacramento County CA Airport Revenue	5.000%	7/1/36		6,000	6,704
Sacramento County CA Airport Revenue	5.000%	7/1/41		2,525	2,801
Sacramento County CA Airport Revenue	5.000%	7/1/41		6,000	6,639
San Bernardino County CA Medical Center COP	7.000%	8/1/20	(ETM)	12,180	12,367
San Bernardino County CA Medical Center COP	6.875%	8/1/24	(ETM)	25,220	28,435
San Diego CA Tobacco Settlement Funding Corp. Revenue	4.000%	6/1/32		1,195	1,112
San Diego CA Unified School District GO	0.000%	7/1/30		15,000	12,004
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,400	1,579
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,000	1,119
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		500	558

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35		1,000	1,143
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		1,000	1,111
	San Diego County CA Regional Airport Authority Revenue	4.000%	7/1/44		3,000	3,062
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		2,750	2,993
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/49		2,500	2,769
	San Francisco CA City & County International Airport Revenue	5.000%	1/1/25		2,000	2,262
	San Francisco CA City & County International Airport Revenue	5.000%	1/1/26		3,000	3,454
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		645	680
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/33		10,000	10,783
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		10,000	11,526
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/39		2,500	2,695
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		5,000	5,495
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		30,000	33,617
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/50		17,500	19,580
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay South)	7.000%	2/1/21	(Prere.)	1,500	1,567
[2]	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	3.000%	8/1/21		4,500	4,547
[2]	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/23		2,000	1,754
[2]	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/26		3,000	2,266
[2]	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/31		6,000	3,515
[2]	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	0.000%	8/1/43		9,000	2,862
	San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/28		1,510	1,594
	San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/30		1,000	1,049
	San Francisco CA Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/33		1,335	1,388
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	2,000	1,775
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	15,910	13,643
	San Jose CA Airport Revenue	5.000%	3/1/31		2,055	2,330
	San Jose CA Airport Revenue	5.000%	3/1/32		1,500	1,690
	San Jose CA Airport Revenue	5.000%	3/1/33		1,500	1,681
	San Jose CA Airport Revenue	5.000%	3/1/34		1,500	1,676
	San Jose CA Airport Revenue	5.000%	3/1/35		2,520	2,807
	San Jose CA Airport Revenue	5.000%	3/1/36		2,230	2,475
	San Jose CA Airport Revenue	5.000%	3/1/37		2,515	2,783
	San Jose CA Airport Revenue	5.000%	3/1/47		10,000	10,869
	San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42		2,000	2,074
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		6,030	6,437
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32		11,270	12,390
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20		1,700	1,726
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/31	(15)	1,000	1,101
	Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/23	(Prere.)	6,200	7,322
	Ukiah CA Unified School District GO	0.000%	8/1/31	(10)	9,245	7,089
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,246
	University of California Revenue	4.000%	5/15/34		5,000	5,394
	University of California Revenue	5.000%	5/15/43		12,500	14,879
	University of California Revenue	5.000%	5/15/43		3,915	4,644
	University of California Revenue	5.000%	5/15/46		2,425	2,787
	University of California Revenue	5.000%	5/15/48		1,500	1,774
	University of California Revenue	5.000%	5/15/58		15,185	17,762
	University of California Revenue	5.250%	5/15/58		8,000	9,533
	Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,800	2,923
	Washington Township CA Health Care District Revenue	4.000%	7/1/37		1,265	1,302
	Washington Township CA Health Care District Revenue	5.000%	7/1/42		2,800	3,007
	Washington Township CA Health Care District Revenue	4.125%	7/1/47		5,000	5,030
	Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		18,865	20,072
						1,201,494
Colorado (2.6%)
	Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/37		3,195	2,516
	Adonea CO Metropolitan District No. 2 GO	5.125%	12/1/45		4,940	3,662
	Adonea CO Metropolitan District No. 2 GO	7.500%	12/15/45		3,111	2,402
	Aviation Station CO North Metropolitan District No. 2 GO	4.000%	12/1/29		500	455
	Aviation Station CO North Metropolitan District No. 2 GO	5.000%	12/1/39		750	680
	Aviation Station CO North Metropolitan District No. 2 GO	5.000%	12/1/48		1,850	1,602
	Bradburn CO Metropolitan District No. 2 GO	4.000%	12/1/28		500	483

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/38		600	601
Bradburn CO Metropolitan District No. 2 GO	5.000%	12/1/47		1,200	1,167
Broadway Station CO Metropolitan District No. 2 GO	5.000%	12/1/35		1,460	1,326
Broadway Station CO Metropolitan District No. 2 GO	5.125%	12/1/48		5,250	4,487
Bromley Park CO Metropolitan District No. 2 GO	6.375%	12/15/47		1,000	911
Castle Oaks CO Metropolitan District GO	4.000%	12/1/40	(15)	2,000	2,199
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		750	753
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,475	1,487
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		1,920	1,938
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29		17,265	16,837
Colorado Building Excellent Schools COP	4.000%	3/15/30		6,000	6,883
Colorado Building Excellent Schools COP	4.000%	3/15/37		1,865	2,062
Colorado Building Excellent Schools COP	4.000%	3/15/38		2,500	2,744
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26		2,390	2,589
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27		2,515	2,711
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28		2,300	2,471
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30		1,615	1,721
Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38		6,830	7,146
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/33		3,500	3,890
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/34		3,000	3,323
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/37		1,500	1,506
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/38		1,750	1,747
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	4.000%	8/1/39		1,625	1,614
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/39		4,000	4,293
Colorado Health Facilities Authority Hospital Revenue (CommonSpirit Health)	5.000%	8/1/44		16,495	17,597
Colorado Health Facilities Authority Hospital Revenue (Sanford Health)	4.000%	11/1/39		3,630	3,833
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	11/9/22	(Prere.)	4,580	5,023
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	1,000	1,110
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31		1,400	1,301
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35		7,250	7,373
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.000%	1/1/40		6,000	6,203
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		3,650	3,477
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51		6,455	6,065
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		7,000	6,461
Copperleaf CO Metropolitan District No. 4 GO	5.000%	12/1/39		775	695
Copperleaf CO Metropolitan District No. 4 GO	5.000%	12/1/49		1,500	1,270
Cottonwood Highlands CO Metropolitan District No. 1 GO	5.000%	12/1/49		900	792
Denver CO City & County Airport Revenue	4.000%	12/1/33		20,000	21,540
Denver CO City & County Airport Revenue	5.000%	12/1/48		20,000	22,550
Denver CO City & County Airport Revenue (United Airlines Inc. Project)	5.000%	10/1/32		7,000	6,892
Denver CO City & County COP	4.000%	6/1/48		3,505	3,520
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		3,000	3,418
Denver CO Urban Renewal Authority Revenue	5.250%	12/1/39		3,000	2,765
DIATC CO Metropolitan District GO	5.000%	12/1/39		1,245	1,153
DIATC CO Metropolitan District GO	5.000%	12/1/49		2,000	1,752
Douglas County CO School District GO	5.000%	12/15/30		6,000	7,618
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	12,000	10,365
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	21,610	16,130
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	10,045	7,198
Erie Commons CO Metropolitan District No. 2 GO	6.950%	12/15/54		3,100	2,586
Hunters Overlook CO Metropolitan District No. 5 GO	5.000%	12/1/39		900	841
Hunters Overlook CO Metropolitan District No. 5 GO	5.000%	12/1/49		1,000	877
Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39		5,425	6,606
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20		1,000	1,008
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21		1,000	1,019
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22		500	511
Prairie Center CO Metropolitan District No. 3 Limited Property Tax Revenue	4.125%	12/15/27		2,500	2,383
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34		6,000	6,016
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41		18,865	18,916
Solaris CO Metropolitan District GO	3.750%	12/1/26		633	605
Solaris CO Metropolitan District GO	5.000%	12/1/36		850	824
Solaris CO Metropolitan District GO	5.000%	12/1/46		1,880	1,769
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21		500	489
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26		6,000	5,533
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30		2,285	2,232
Southlands CO Metropolitan District GO	5.000%	12/1/37		1,615	1,617
Southlands CO Metropolitan District GO	5.000%	12/1/47		2,590	2,500
Southlands CO Metropolitan District GO	5.000%	12/1/47		325	314

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
STC CO Metropolitan District No. 2 GO	5.000%	12/1/38		1,500	1,397
STC CO Metropolitan District No. 2 GO	5.000%	12/1/49		1,500	1,314
Thornton CO COP	4.000%	12/1/39		6,000	6,662
University of Colorado Hospital Authority Revenue	5.000%	11/15/36		8,000	8,459
University of Colorado Hospital Authority Revenue	5.000%	11/15/42		12,500	13,149
[3] Vauxmont CO Metropolitan District GO	5.000%	12/1/50	(4)	1,500	1,712
Vauxmont CO Metropolitan District GO	3.250%	12/15/50	(4)	7,250	7,372
Village at Dry Creek CO Metropolitan District No. 2 GO	4.375%	12/1/44		1,875	1,487
Weld County CO School District No. 6 (Greeley) GO	5.000%	12/1/32		6,300	8,024
Westminster CO Public School COP	5.000%	12/1/43	(4)	2,450	2,891
Westminster CO Public School COP	5.000%	12/1/48	(4)	6,000	7,034
					370,454
Connecticut (1.2%)
Connecticut GO	5.000%	2/15/26		7,295	8,400
Connecticut GO	5.000%	3/1/27		5,000	5,522
Connecticut GO	4.000%	8/15/29		11,500	12,349
Connecticut GO	5.000%	6/15/31	(4)	10,010	11,372
Connecticut GO	5.000%	6/15/31	(15)	1,800	2,177
Connecticut GO	5.000%	11/15/31		1,550	1,738
Connecticut GO	5.000%	6/15/32	(15)	5,000	6,004
Connecticut GO	5.000%	6/15/33	(15)	1,800	2,149
Connecticut GO	5.000%	4/15/34	(15)	2,000	2,409
Connecticut GO	5.000%	9/15/34		3,000	3,461
Connecticut GO	5.000%	4/15/35	(15)	3,150	3,763
Connecticut GO	5.000%	9/15/35		4,275	4,910
Connecticut GO	5.000%	11/15/35		1,000	1,107
Connecticut GO	5.000%	4/15/36	(15)	2,300	2,735
Connecticut GO	5.000%	9/15/37		2,250	2,566
Connecticut GO	5.000%	4/15/39	(15)	2,490	2,933
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53		2,600	2,254
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31		3,790	4,546
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/32		3,980	4,739
Connecticut Health & Educational Facilities Authority Revenue (Fairfield University)	4.000%	7/1/42		7,000	7,092
Connecticut Health & Educational Facilities Authority Revenue (Griffin Health Obligated Group)	5.000%	7/1/44		1,625	1,720
Connecticut Health & Educational Facilities Authority Revenue (Griffin Health Obligated Group)	5.000%	7/1/50		2,000	2,105
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/21	(Prere.)	3,660	3,839
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/45		5,750	5,803
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34		2,345	2,570
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35		1,650	1,803
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36		1,725	1,879
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46		3,000	2,901
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/30		1,550	1,813
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/31		10,000	11,631
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	(15)	5,830	6,977
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/36		4,000	4,483
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/38		8,865	10,011
Hamden CT Revenue (Whitney Center Project)	5.000%	1/1/50		2,065	1,690
Harbor Point CT Infrastructure Improvement District Revenue (Harbor Point Project)	5.000%	4/1/39		7,000	7,102
University of Connecticut GO	5.000%	4/15/26		7,535	8,707
University of Connecticut GO	5.000%	2/15/32		1,040	1,191
University of Connecticut GO	5.000%	2/15/33		2,265	2,590
					171,041
Delaware (0.1%)
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/37		5,000	5,058
Millsboro DE Special Tax Revenue (Plantation Lakes)	5.125%	7/1/38		3,000	2,784
					7,842
District of Columbia (1.5%)
District of Columbia GO	5.000%	6/1/37		3,060	3,709
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31		6,035	6,803
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32		3,445	3,864
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34		1,000	1,115
District of Columbia Income Tax Revenue	5.000%	3/1/44		5,000	6,080
District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/39		800	785
District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/49		1,275	1,204
District of Columbia Revenue (District of Columbia International School)	5.000%	7/1/54		1,140	1,067
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/32		1,000	928
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/37		815	728
District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/42		1,350	1,158

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	District of Columbia Revenue (Ingleside at Rock Creek Retirement Community)	5.000%	7/1/52	3,000	2,486
	District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	3,120	2,581
	District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	3,045	2,459
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/29	640	649
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/39	1,420	1,311
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/49	3,080	2,708
	District of Columbia Revenue (Rocketship DC Obligated Group)	5.000%	6/1/56	3,255	2,785
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,193
	District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	8,760	7,594
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/49	825	973
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/52	4,170	4,866
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	2,525	2,962
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/27	1,945	2,282
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,431
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/31	3,850	4,382
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/31	5,000	5,873
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/32	2,250	2,542
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/33	1,500	1,686
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/34	2,000	2,242
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/35	2,000	2,076
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35	2,865	3,199
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35	10,000	11,027
[3]	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	4.000%	10/1/37	3,345	3,444
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/38	2,995	3,388
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/39	1,025	1,157
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,692
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	23,508
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/44	8,250	8,024
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/49	50,500	48,587
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/53	10,880	10,304
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	5,000	5,109
					209,961
Florida (6.4%)
	Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	20,000	21,239
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	4.000%	4/1/36	500	514
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	15,932
	Broward County FL Airport System Revenue	5.000%	10/1/26	2,000	2,323
	Broward County FL Airport System Revenue	5.000%	10/1/26	1,155	1,341
	Broward County FL Airport System Revenue	5.000%	10/1/27	2,660	3,131
	Broward County FL Airport System Revenue	5.000%	10/1/27	1,275	1,501
	Broward County FL Airport System Revenue	5.000%	10/1/28	2,330	2,772
	Broward County FL Airport System Revenue	5.000%	10/1/28	1,980	2,355
	Broward County FL Airport System Revenue	5.000%	10/1/29	1,600	1,916
	Broward County FL Airport System Revenue	5.000%	10/1/29	2,725	3,264
	Broward County FL Airport System Revenue	5.000%	10/1/35	3,500	4,029
	Broward County FL Airport System Revenue	5.000%	10/1/36	3,500	4,013
	Broward County FL Airport System Revenue	5.000%	10/1/39	5,105	5,800
	Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,210
	Broward County FL Airport System Revenue	5.000%	10/1/42	5,000	5,518
	Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,186
	Broward County FL Airport System Revenue	5.000%	10/1/47	7,880	8,636
	Broward County FL Port Facilities Revenue	4.000%	9/1/49	15,320	16,111
	Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	3,152
	Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	7,480	5,683
	Capital Trust Agency Florida Educational Facilities Revenue (Florida Charter Educational Foundation Inc.)	5.375%	6/15/38	2,210	2,132
	Capital Trust Agency Florida Educational Facilities Revenue (Florida Charter Educational Foundation Inc.)	5.375%	6/15/48	2,070	1,914
	Capital Trust Agency Florida Educational Facilities Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,099
	Capital Trust Agency Florida Educational Facilities Revenue (Franklin Academy Project)	5.000%	12/15/50	3,950	3,380
	Capital Trust Agency Florida Educational Facilities Revenue (Franklin Academy Project)	5.000%	12/15/55	2,845	2,396
	Capital Trust Agency Florida Educational Facilities Revenue (Imagine School at Land-O-Lakes Project)	5.000%	12/15/39	640	577
	Capital Trust Agency Florida Educational Facilities Revenue (Imagine School at Land-O-Lakes Project)	5.000%	12/15/49	1,255	1,073

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Capital Trust Agency Florida Educational Facilities Revenue (Imagine School at Land-O-Lakes Project)	5.000%	12/15/54		1,075	896
	Capital Trust Agency Florida Educational Facilities Revenue (Renaissance Charter School Inc. Project)	4.000%	6/15/29		2,415	2,228
	Capital Trust Agency Florida Educational Facilities Revenue (Renaissance Charter School Inc. Project)	5.000%	6/15/39		6,610	5,864
	Capital Trust Agency Florida Educational Facilities Revenue (Renaissance Charter School Inc. Project)	5.000%	6/15/49		6,035	5,128
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/37		1,765	1,593
	Capital Trust Agency Florida Retirement Facility Revenue (Sarasota-Manatee Jewish Housing Council Inc.)	5.000%	7/1/46		3,375	2,861
	Capital Trust Agency Florida Revenue (PCPT Hamlin)	7.500%	6/1/48		3,000	3,049
	Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	7/1/52		600	353
	Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/43		1,000	889
	Capital Trust Agency Florida Student Housing Revenue (University Bridge LLC)	5.250%	12/1/58		2,500	2,110
	Central Florida Expressway Authority Revenue	4.000%	7/1/30		2,600	2,810
	Central Florida Expressway Authority Revenue	4.000%	7/1/33		9,500	10,119
	Central Florida Expressway Authority Revenue	4.000%	7/1/41		7,500	7,882
	East Central FL Regional Wastewater Treatment Facilities Revenue	5.000%	10/1/44		11,190	12,725
	East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21		30	31
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	4.000%	8/15/45		8,000	7,795
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	4.000%	8/15/50		8,000	7,708
	Florida Department of Transportation GO	4.000%	7/1/30		4,000	4,733
	Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30		1,325	1,440
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		9,855	9,799
	Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47		10,650	10,431
	Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/39		1,700	1,752
	Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/44		6,370	6,483
	Florida Higher Educational Facilities Financing Authority Revenue (St. Leo University Project)	5.000%	3/1/49		5,740	5,806
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35		1,780	1,857
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40		1,000	1,032
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/42		20,500	22,457
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/47		10,000	10,877
	Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/52		9,000	9,761
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35		1,000	1,088
	Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46		3,850	4,108
	Hernando County FL School District COP	5.000%	7/1/28	(4)	5,825	6,904
	Hernando County FL School District COP	5.000%	7/1/29	(4)	6,645	7,863
	Hernando County FL School District COP	5.000%	7/1/30	(4)	6,975	8,218
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44		10,000	10,474
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/48		14,610	15,646
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/33		11,450	13,701
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/38		1,000	1,089
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29		375	380
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/39		580	539
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/49		825	730
	Lake County FL Educational Facilities Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/54		825	719
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37		750	774
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42		1,500	1,541
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40		6,250	6,588
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45		13,980	14,649
[2]	Lee County FL Industrial Development Authority Health Care Facility Revenue (The Preserve Project)	5.750%	12/1/52		5,000	4,067
	Lee County FL Solid Waste System Revenue	5.000%	10/1/22		2,000	2,147
	Lee County FL Solid Waste System Revenue	5.000%	10/1/23		2,815	3,094
	Lee County FL Solid Waste System Revenue	5.000%	10/1/24		3,175	3,559
	Lee County FL Solid Waste System Revenue	5.000%	10/1/26		1,465	1,699
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/33		2,500	2,889
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/34		4,015	4,625
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/37		5,000	5,689
	Martin County FL Health Facilities Authority Revenue (Cleveland Clinic Health System)	4.000%	1/1/46		7,000	7,372
	Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	(Prere.)	3,140	3,475
	Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21		6,000	6,012
	Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25		19,000	18,999
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29		2,200	2,326
	Miami Beach FL Parking Revenue	5.000%	9/1/45		5,000	5,728
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/35		3,000	3,358
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		8,885	9,911

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		8,095	9,004
	Miami Beach FL Water & Sewer Revenue	4.000%	10/1/37		6,000	6,673
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32		9,000	9,878
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33		29,095	31,870
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38		5,000	5,456
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		18,935	20,820
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,550	1,721
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/29		1,005	1,110
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32		1,975	2,160
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/20	(Prere.)	2,575	2,608
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42		925	931
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47		3,155	3,441
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35		3,970	3,430
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40		5,805	4,780
	Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48		9,875	7,722
	Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/39		2,610	2,986
	Miami-Dade County FL Seaport Revenue	6.000%	10/1/24		1,590	1,830
	Miami-Dade County FL Seaport Revenue	6.000%	10/1/25		1,680	1,931
	Miami-Dade County FL Seaport Revenue	6.250%	10/1/38		5,000	5,665
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31		5,000	3,487
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		4,170	4,540
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		2,460	2,677
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		6,635	7,205
	North Brevard County FL Hospital District Revenue	5.000%	1/1/42		3,410	3,681
	North Brevard County FL Hospital District Revenue	5.000%	1/1/48		10,200	10,847
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37		1,395	1,563
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42		7,500	7,768
	Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/41		5,000	4,987
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35		10,030	11,107
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/24	(Prere.)	2,000	2,374
[1]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	6,000	6,887
[1]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.250% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	7,540	8,699
	Osceola County FL Transportation Revenue	0.000%	10/1/35		1,500	914
	Osceola County FL Transportation Revenue	0.000%	10/1/39		2,745	1,428
	Osceola County FL Transportation Revenue	0.000%	10/1/40		2,850	1,425
	Osceola County FL Transportation Revenue	5.000%	10/1/44		3,250	3,671
	Osceola County FL Transportation Revenue	5.000%	10/1/49		3,250	3,654
	Palm Beach County FL Health Facilities Authority Retirement Communities Revenue (ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20	(Prere.)	2,005	2,055
	Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43		3,250	3,338
	Palm Beach County FL Health Facilities Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47		2,970	2,735
	Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49		3,175	3,277
	Pinellas County FL Educational Facilities Authority Revenue (Academy Math & Science)	5.000%	12/15/38		1,345	1,386
	Pinellas County FL Industrial Development Authority Revenue	5.000%	7/1/29		2,200	2,221
	Pinellas County FL Industrial Development Authority Revenue	5.000%	7/1/39		1,000	931
	Polk County FL Utility System Revenue	3.000%	10/1/39		2,545	2,613
	Polk County FL Utility System Revenue	4.000%	10/1/40		1,735	1,986
	Polk County FL Utility System Revenue	4.000%	10/1/43		4,980	5,653
	Port St. Lucie FL Utility Revenue	4.000%	9/1/32		5,000	5,487
	Port St. Lucie FL Utility Revenue	4.000%	9/1/33		4,000	4,367
	Port St. Lucie FL Utility Revenue	4.000%	9/1/34		3,000	3,268
	Port St. Lucie FL Utility Revenue	4.000%	9/1/36		5,000	5,402
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25		1,145	1,140
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26		2,100	2,082
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27		2,000	1,972
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28		2,310	2,268
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29		1,100	1,075
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30		1,000	969
	Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32		1,100	1,050
	Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41		15,000	16,962
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25		5,300	4,565
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49		7,000	5,215
	Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54		3,000	2,254
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/42		21,965	24,079
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40		7,185	7,612
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44		5,000	5,232
	Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/55		2,300	2,402
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27		2,800	3,299

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33		7,407	7,790
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46		8,500	9,042
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37		5,860	6,296
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45		6,050	6,789
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42		17,500	18,245
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/47		7,050	7,824
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/48		4,500	4,968
University of South Florida Financing Corp. COP	5.000%	7/1/29		5,740	6,645
University of South Florida Financing Corp. COP	5.000%	7/1/33		7,140	8,224
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	4/15/25	(Prere.)	6,405	7,611
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/42		1,500	1,612
Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/47		3,500	3,736
					899,234
Georgia (2.6%)
Atlanta GA Airport Passenger Facility Charge Revenue	4.000%	7/1/35		7,510	7,955
Atlanta GA Airport Revenue	4.000%	7/1/33		4,100	4,379
Atlanta GA Airport Revenue	4.000%	7/1/34		3,500	3,725
Atlanta GA Airport Revenue	4.000%	7/1/35		6,800	7,203
Atlanta GA Airport Revenue	4.000%	7/1/37		5,955	6,394
Atlanta GA Development Authority Senior Healthcare Facilities Revenue (Georgia Proton Treatment Center)	7.000%	1/1/40		3,000	3,082
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		3,000	3,426
Brookhaven GA Development Authority Revenue (Children’s Healthcare of Atlanta Obligated Group)	4.000%	7/1/49		19,185	20,269
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/34		1,000	1,145
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/36		2,220	2,523
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/37		2,435	2,760
Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/38		1,230	1,391
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34		5,565	6,087
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39		5,000	5,381
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46		4,900	5,347
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37		1,140	1,231
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38		1,350	1,453
Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39		1,030	1,173
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/42		5,805	6,357
Fulton County GA Development Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/47		8,500	9,241
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	5.000%	4/1/47		5,000	4,196
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	5.000%	4/1/54		3,000	2,435
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36		4,050	4,056
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42		8,800	8,569
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/26		1,205	1,303
Glynn-Brunswick GA Memorial Hospital Authority Revenue (Southeast Georgia Health System Obligated Group)	5.000%	8/1/29		5,775	6,444
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26		5,630	6,604
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27		780	932
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/34		1,250	1,372
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/35		1,750	1,991
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/43		9,500	10,227
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23		26,015	27,481
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23		500	530
Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24		19,615	21,037
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/32		5,010	5,803
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/47		10,000	9,732
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		6,490	7,119
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		520	571
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		2,000	2,197
Municipal Electric Authority Georgia Revenue	5.000%	1/1/39		2,255	2,432
Municipal Electric Authority Georgia Revenue	4.000%	1/1/49		3,180	2,982
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		900	915
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60		5,000	5,195

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49		32,540	33,452
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59		19,250	19,648
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60		5,000	5,183
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/49		250	234
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56		7,250	7,651
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63		11,500	12,088
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/48		6,250	6,453
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59		6,025	6,170
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/31		435	463
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/46		11,655	13,446
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45		20,060	20,261
[3] Rockdale County GA Development Authority AMT (Pratt Paper LLC Project)	4.000%	1/1/38		3,095	2,922
White County GA Development Authority Revenue (Truett-McConnell University Project)	5.125%	10/1/39		1,635	1,347
White County GA Development Authority Revenue (Truett-McConnell University Project)	5.250%	10/1/49		3,440	2,708
					366,671
Guam (0.3%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/28		135	138
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27		2,000	2,045
Guam Government Business Privilege Tax Revenue	5.000%	1/1/31		3,465	3,476
Guam Government Business Privilege Tax Revenue	5.000%	1/1/32		6,000	6,009
Guam Government Business Privilege Tax Revenue	5.000%	11/15/33		5,500	5,466
Guam Government Business Privilege Tax Revenue	5.000%	12/1/33		2,635	2,618
Guam Government Business Privilege Tax Revenue	4.000%	11/15/39		1,775	1,438
Guam Government Business Privilege Tax Revenue	5.000%	11/15/39		1,200	1,150
Guam Government Business Privilege Tax Revenue	5.000%	1/1/42		2,720	2,574
Guam Government Business Privilege Tax Revenue	5.125%	1/1/42		1,190	1,145
Guam Government Limited Obligation Revenue	5.000%	12/1/46		1,000	918
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46		5,500	5,503
Guam International Airport Authority Revenue	5.000%	10/1/22		1,000	986
Guam International Airport Authority Revenue	5.000%	10/1/23		825	804
Guam International Airport Authority Revenue	6.250%	10/1/34		5,500	5,538
Guam International Airport Authority Revenue	6.375%	10/1/43		3,000	3,011
Guam Power Authority Revenue	5.000%	10/1/37		1,200	1,225
Guam Power Authority Revenue	5.000%	10/1/38		1,350	1,375
Guam Power Authority Revenue	5.000%	10/1/40		2,375	2,404
					47,823
Hawaii (0.5%)
Hawaii Airports System Revenue	5.000%	7/1/35		2,500	2,837
Hawaii Airports System Revenue	5.000%	7/1/43		11,750	13,056
Hawaii Airports System Revenue	5.000%	7/1/45		25,465	27,482
Hawaii GO	5.000%	1/1/37		5,000	6,077
Hawaii Harbor System Revenue	5.500%	7/1/35		5,000	5,027
Hawaii Harbor System Revenue	5.625%	7/1/40		5,000	5,027
Hawaii Pacific Health Revenue	5.500%	7/1/20	(Prere.)	7,000	7,054
Hawaii Pacific Health Revenue	5.750%	7/1/20	(Prere.)	2,365	2,384
					68,944
Idaho (0.1%)
[2] Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44		6,630	6,919
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/47		1,250	1,385
Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/39		370	402
Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/49		775	830
Idaho Housing & Finance Association (Compass Public Charter School Inc.) Revenue	6.000%	7/1/54		570	609
					10,145
Illinois (8.8%)
Chicago IL Board of Education GO	0.000%	12/1/25		7,550	6,115
Chicago IL Board of Education GO	0.000%	12/1/28	(14)	5,000	3,651
Chicago IL Board of Education GO	5.000%	12/1/30		9,555	9,579
Chicago IL Board of Education GO	5.000%	12/1/30		3,745	3,754
Chicago IL Board of Education GO	6.750%	12/1/30		4,000	4,481
Chicago IL Board of Education GO	5.000%	12/1/31		2,105	2,094
Chicago IL Board of Education GO	5.000%	12/1/31	(4)	625	741
Chicago IL Board of Education GO	5.000%	12/1/31		1,600	1,591
Chicago IL Board of Education GO	5.000%	12/1/32		2,500	2,466
Chicago IL Board of Education GO	5.125%	12/1/32		6,225	6,122
Chicago IL Board of Education GO	5.000%	12/1/33		5,345	5,238
Chicago IL Board of Education GO	5.000%	12/1/33	(4)	1,000	1,173
Chicago IL Board of Education GO	5.000%	12/1/33		2,900	2,842
Chicago IL Board of Education GO	5.000%	12/1/34	(4)	1,250	1,460
Chicago IL Board of Education GO	5.250%	12/1/35		6,480	6,397
Chicago IL Board of Education GO	5.000%	12/1/36		8,905	8,608

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Board of Education GO	5.250%	12/1/39		19,475	18,684
Chicago IL Board of Education GO	5.500%	12/1/39		2,925	2,877
Chicago IL Board of Education GO	5.250%	12/1/41		350	332
Chicago IL Board of Education GO	7.000%	12/1/44		36,500	39,270
Chicago IL Board of Education GO	5.000%	12/1/46		5,000	4,578
Chicago IL Board of Education GO	6.500%	12/1/46		14,500	15,345
Chicago IL Board of Education GO	7.000%	12/1/46		3,185	3,491
Chicago IL GO	5.000%	1/1/26		2,750	2,812
Chicago IL GO	0.000%	1/1/31		4,915	2,899
Chicago IL GO	5.500%	1/1/31		3,230	3,306
Chicago IL GO	5.000%	1/1/34		6,660	6,599
Chicago IL GO	5.000%	1/1/34		2,000	1,980
Chicago IL GO	5.000%	1/1/35		4,370	4,299
Chicago IL GO	5.000%	1/1/36		5,000	4,884
Chicago IL GO	5.000%	1/1/38		13,000	12,530
Chicago IL GO	6.000%	1/1/38		100	104
Chicago IL GO	5.500%	1/1/39		3,700	3,721
Chicago IL GO	5.000%	1/1/40		3,800	3,621
Chicago IL GO	5.500%	1/1/42		2,000	2,004
Chicago IL GO	5.000%	1/1/44		5,295	4,937
Chicago IL GO	5.500%	1/1/49		7,500	7,400
Chicago IL Midway Airport Revenue	5.000%	1/1/27		2,000	2,183
Chicago IL Midway Airport Revenue	5.000%	1/1/28		1,765	1,921
Chicago IL Midway Airport Revenue	5.000%	1/1/29		16,180	17,261
Chicago IL Midway Airport Revenue	5.000%	1/1/29		2,220	2,408
Chicago IL Midway Airport Revenue	5.000%	1/1/31		6,945	7,355
Chicago IL Midway Airport Revenue	5.000%	1/1/33		7,200	7,579
Chicago IL Midway Airport Revenue	5.375%	1/1/33		4,000	4,222
Chicago IL Midway Airport Revenue	5.000%	1/1/34		7,105	7,464
Chicago IL Midway Airport Revenue	5.000%	1/1/41		11,700	12,160
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21	(Prere.)	5,650	5,833
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21	(Prere.)	2,515	2,598
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		3,765	4,265
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		11,000	11,389
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		2,000	2,249
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		13,400	14,584
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		10,595	10,955
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		1,500	1,677
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31		11,000	11,917
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32		1,200	1,334
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		1,500	1,659
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		5,600	6,001
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		1,350	1,383
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		2,720	2,969
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		3,500	3,821
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		1,000	1,115
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38		12,000	12,473
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		3,140	3,481
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		485	497
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46		3,565	3,748
Chicago IL O’Hare International Airport Revenue	5.000%	7/1/48		5,000	5,227
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		3,000	3,254
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		4,500	4,813
Chicago IL Park District GO	5.000%	1/1/40		7,500	7,856
Chicago IL Park District GO	4.000%	1/1/41	(15)	4,000	3,973
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30		2,950	3,117
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36		5,400	5,682
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34		2,525	2,669
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34		2,500	2,741
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35		2,000	2,189
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		9,000	9,436
Chicago IL Waterworks Revenue	5.000%	11/1/39		1,000	1,032
Chicago IL Waterworks Revenue	5.000%	11/1/44		7,000	7,177
Cook County IL GO	5.000%	11/15/34		1,150	1,166
Cook County IL GO	5.000%	11/15/35		1,025	1,036
Illinois Finance Authority Revenue (Benedictine University)	5.000%	10/1/38		3,000	2,894
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41		2,000	2,089
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	(4)	1,500	1,570
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45		10,000	11,357
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38		7,500	7,988
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39		8,150	8,874

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42		2,000	2,169
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26		1,695	1,650
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36		1,400	1,252
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40		1,275	1,107
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37		12,325	12,843
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/39		1,695	1,789
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/44		2,180	2,272
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32		2,735	2,843
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32		500	553
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34		1,620	1,668
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36		1,360	1,485
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41		7,875	8,508
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/23	(Prere.)	1,335	1,501
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43		9,250	8,039
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/47		1,155	965
Illinois Finance Authority Revenue (Friendship Village Schaumburg)	5.000%	2/15/37		5,000	3,845
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46		2,200	2,324
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.000%	11/1/35		2,250	2,072
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.000%	11/1/40		6,000	5,298
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.000%	11/1/49		5,500	4,644
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40		2,950	3,216
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46		29,500	31,806
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37		4,000	3,600
Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48		4,000	3,372
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37		6,250	6,583
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20	(Prere.)	4,020	4,026
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34		1,915	2,101
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35		1,875	2,051
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39		655	656
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41		6,000	6,161
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45		19,750	20,337
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37		2,750	2,500
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45		1,000	882
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50		2,845	2,465
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33		5,000	5,730
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34		4,580	5,233
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36		5,000	5,674
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41		2,000	2,255
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43		10,000	10,889
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33		4,555	4,808
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34		2,425	2,552
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38		8,900	9,457
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35		7,300	7,848
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44		1,750	1,835
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/31		1,075	1,218
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.000%	3/1/47		5,150	5,562
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27		3,100	3,876
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28		2,605	3,258
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29		5,850	7,315
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33		1,695	2,094
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35		1,000	1,235
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36		1,250	1,544
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37		1,265	1,563
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	3.250%	2/15/22		255	244
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	4.000%	2/15/27		785	693
Illinois Finance Authority Revenue (Three Crowns Park Obligated Group)	5.000%	2/15/32		1,150	998
Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/44		1,250	1,397
Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/49		1,705	1,895
Illinois Finance Authority Revenue (University of Illinois at Urbana-Champaign Project)	5.000%	10/1/51		1,000	1,110
Illinois GO	5.000%	3/1/21		3,560	3,565
Illinois GO	5.000%	8/1/21		8,000	8,017
Illinois Go	5.000%	10/1/21		2,500	2,506
Illinois GO	5.000%	3/1/22		6,600	6,614
Illinois GO	5.000%	5/1/22		1,150	1,150
Illinois GO	5.000%	8/1/22		15,475	15,461
Illinois GO	5.000%	12/1/22		9,500	9,484
Illinois GO	5.000%	2/1/23		6,000	5,979
Illinois GO	5.000%	3/1/23		6,165	6,142
Illinois GO	5.000%	8/1/23		13,850	13,778
Illinois GO	5.000%	3/1/24		5,050	5,013
Illinois GO	5.000%	8/1/24		13,660	13,536

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	11/1/24		8,000	7,920
Illinois GO	5.000%	2/1/25		2,270	2,240
Illinois GO	5.000%	3/1/25		3,130	3,087
Illinois GO	5.000%	8/1/25		3,000	2,952
Illinois GO	5.000%	2/1/26		7,250	7,100
Illinois GO	5.500%	7/1/26		5,845	5,853
Illinois GO	5.000%	11/1/26		16,490	16,077
Illinois GO	5.000%	12/1/26		1,610	1,569
Illinois GO	5.000%	11/1/27		12,900	12,498
Illinois GO	5.000%	2/1/28		10,000	9,675
Illinois GO	5.000%	10/1/28		6,000	5,792
Illinois GO	5.000%	11/1/28		2,600	2,509
Illinois GO	5.000%	5/1/29		10,000	9,635
Illinois GO	5.000%	5/1/29		6,125	5,902
Illinois GO	5.000%	10/1/29		3,000	2,887
Illinois GO	5.000%	11/1/29		3,000	2,886
Illinois GO	5.000%	10/1/30		2,500	2,398
Illinois GO	5.000%	1/1/33		3,490	3,311
Illinois GO	5.250%	2/1/33	(4)	6,200	6,478
Illinois GO	5.000%	3/1/33		1,000	948
Illinois GO	5.500%	7/1/33	(4)	3,350	3,500
Illinois GO	5.000%	10/1/33		10,745	10,171
Illinois GO	4.000%	11/1/33		9,000	8,027
Illinois GO	4.000%	12/1/33		9,000	8,022
Illinois GO	5.000%	1/1/34		4,205	3,978
Illinois GO	5.250%	2/1/34	(4)	3,125	3,259
Illinois GO	5.000%	3/1/35		2,065	1,937
Illinois GO	5.000%	4/1/35		1,100	1,032
Illinois GO	5.000%	3/1/36		885	828
Illinois Sales Tax Revenue	5.000%	6/15/26		6,560	6,885
Illinois Sales Tax Revenue	4.000%	6/15/30		4,415	4,134
Illinois Sales Tax Revenue	4.000%	6/15/35	(15)	1,300	1,299
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		2,400	2,673
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		9,400	10,481
Illinois Toll Highway Authority Revenue	5.000%	1/1/41		8,100	9,093
Illinois Toll Highway Authority Revenue	5.000%	1/1/42		2,000	2,295
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	10,000	7,012
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	10,000	4,419
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/30	(14)	13,555	9,014
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	10,000	6,465
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	(14)	10,020	6,293
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	10,000	6,127
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/40		1,000	947
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/42		6,500	6,103
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	10,000	3,364
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	6/15/50		31,500	26,331
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50		6,805	6,833
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50		27,500	24,988
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51	(15)	21,500	4,920
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/52		5,905	5,336
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/53		7,575	6,827
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/53		14,000	13,659
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	69,500	12,018
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/57		12,255	10,968
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33		4,000	4,327

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35		5,000	5,364
	Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36		4,500	4,802
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		22,925	26,429
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/21	(Prere.)	1,200	1,267
	Romeoville IL GO	4.000%	12/30/33		4,710	5,292
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35		3,190	3,251
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42		5,000	5,031
	Romeoville IL Revenue (Lewis University Project)	4.125%	10/1/46		2,250	1,912
	Will County IL Community High School District No. 210 (Lincoln-Way)	0.000%	1/1/31	(15)	13,330	8,636
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27		1,260	1,333
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31		9,150	9,606
	Will County IL GO	4.000%	11/15/47		4,000	4,375
						1,245,317
Indiana (1.4%)
	Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.250%	2/1/34		2,650	2,836
	Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.000%	2/1/39		3,300	3,468
	Gary/Chicago International Airport Authority Industrial Development Zone IN Revenue	5.000%	2/1/29		2,000	2,164
	Indiana Finance Authority Health Facilities Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/51		23,915	24,990
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51		10,005	10,982
	Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32		5,000	5,318
	Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35		6,000	6,348
	Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39		7,205	7,835
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36		1,700	1,803
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40		2,500	2,573
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44		25,550	26,190
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48		28,275	28,913
	Indiana Finance Authority Revenue (RES Polyflow Indiana Inc.)	7.000%	3/1/39		11,200	9,004
	Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc. Obligated Group)	7.375%	7/1/23	(ETM)	19,400	21,951
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/31		5,000	5,377
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/32		4,500	4,825
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Indianapolis Airport Authority Project)	5.000%	1/1/33		3,150	3,369
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36		5,000	5,173
	Ivy IN Tech Community College Revenue	5.000%	7/1/31		1,175	1,457
	Valparaiso IN Exempt Facilities Revenue (Pratt Paper LLC Project)	6.750%	1/1/34		2,550	2,685
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	5.000%	6/5/26		20,000	22,228
						199,489
Iowa (0.5%)
	Iowa Finance Authority Health Facilities Revenue (UnityPoint Health)	4.000%	8/15/36		3,725	3,935
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25		18,400	18,429
[2]	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26		5,995	6,094
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37		27,515	26,836
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/22		500	539
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/23		700	772
	Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/24		1,095	1,232
	Xenia IA Rural Water District Revenue	5.000%	12/1/31		1,600	1,826
	Xenia IA Rural Water District Revenue	5.000%	12/1/36		3,300	3,686
	Xenia IA Rural Water District Revenue	5.000%	12/1/41		2,000	2,211
						65,560
Kansas (0.6%)
[2]	Coffeyville KS Electric System Revenue	5.000%	6/1/38	(14)	6,000	6,198
[2]	Coffeyville KS Electric System Revenue	5.000%	6/1/42	(14)	3,500	3,602
	Ford County KS Unified School District No. 443 GO	4.000%	3/1/28	(15)	1,040	1,203
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36		1,500	1,539
	Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41		1,600	1,625
	Johnson County KS Unified School District No. 233 GO	4.000%	9/1/24	(Prere.)	1,000	1,124
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/35		4,205	4,346
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/32		3,895	4,235
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/33		4,080	4,420
	Seward County KS Unified School District No. 480 GO	4.000%	9/1/34		5,000	5,404
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	9/1/48		13,415	15,816
	Wichita KS GO	5.000%	12/1/34		2,280	2,573
	Wichita KS GO	5.000%	12/1/35		2,365	2,668
	Wichita KS GO	5.000%	12/1/39		11,305	12,722
	Wichita KS Health Care Facilities Revenue	6.375%	5/15/43		7,000	7,326
	Wichita KS Health Care Facilities Revenue	6.500%	5/15/48		8,000	8,395

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43		5,000	5,223
	Wyandotte County/Kansas City KS Unified Government Sales Tax Revenue	4.500%	6/1/40		2,275	1,976
						90,395
Kentucky (1.0%)
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/29		1,010	1,112
	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40		12,940	13,581
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26		12,250	12,221
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/41		9,550	10,054
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/46		2,950	3,093
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.250%	8/15/46		11,680	11,858
	Kentucky Economic Development Finance Authority Revenue (Owensboro Health, Inc.)	5.000%	6/1/37		5,000	5,361
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/31		1,695	2,026
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/32		1,800	2,137
	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/33		1,160	1,369
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	6/1/25		2,565	2,742
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25		15,295	15,892
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		5,515	5,843
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25		12,000	12,725
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26		8,450	8,865
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		12,025	12,294
[1]	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.400% coupon rate effective 7/1/2023	0.000%	7/1/33		3,065	2,895
[1]	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN, 6.600% coupon rate effective 7/1/2023	0.000%	7/1/39		3,000	2,806
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Obligated Group)	5.750%	10/1/42		9,500	10,195
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22	(Prere.)	4,970	5,378
						142,447
Louisiana (1.3%)
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	4.000%	12/1/20		525	530
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	4.000%	12/1/21		775	793
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	4.000%	12/1/22		815	843
	Calcasieu Parish LA Memorial Hospital Revenue (Southwest Louisiana Healthcare System)	5.000%	12/1/39		2,700	2,854
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/42	(4)	4,000	4,562
	Greater New Orleans LA Expressway Commission Revenue	5.000%	11/1/47	(4)	4,000	4,541
	Jefferson Parish LA Economic Development Revenue (Kenner Discovery Health Sciences Foundation Inc.)	5.500%	6/15/38		1,000	941
	Jefferson Parish LA Economic Development Revenue (Kenner Discovery Health Sciences Foundation Inc.)	5.625%	6/15/48		4,490	4,212
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39		3,250	3,577
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/20	(Prere.)	9,990	10,183
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/20	(Prere.)	8,095	8,254
[2]	Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36		25,820	26,489
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/25	(Prere.)	105	126
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Obligated Group)	5.000%	7/1/39		17,395	18,787
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42		8,000	8,256
	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/47		8,500	9,263
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/34		1,815	2,082
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/35		2,265	2,577
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/43		10,310	11,155
	Louisiana Public Facilities Authority Revenue (Christus Health)	5.000%	7/1/48		5,000	5,373
	Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42	(4)	3,500	3,935
	New Orleans LA Aviation Board Revenue	5.000%	1/1/28		750	868
	New Orleans LA Aviation Board Revenue	5.000%	1/1/29		750	863
	New Orleans LA Aviation Board Revenue	5.000%	1/1/30		860	985
	New Orleans LA Aviation Board Revenue	5.000%	1/1/31		595	678
	New Orleans LA Aviation Board Revenue	5.000%	1/1/32		500	565
	New Orleans LA Aviation Board Revenue	5.000%	1/1/33		750	843
	New Orleans LA Aviation Board Revenue	5.000%	1/1/34		500	560

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Orleans LA Aviation Board Revenue	5.000%	1/1/34		2,725	2,986
New Orleans LA Aviation Board Revenue	5.000%	1/1/35		2,025	2,213
New Orleans LA Aviation Board Revenue	5.000%	1/1/43		2,250	2,467
New Orleans LA Aviation Board Revenue	5.000%	1/1/48		5,000	5,452
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30		1,210	1,311
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32		2,720	2,933
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/43	(4)	10,140	11,659
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/45	(4)	2,655	3,041
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/48	(4)	3,500	4,065
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22		12,515	12,764
					183,586
Maine (0.3%)
Maine Governmental Facilities Authority Revenue	4.000%	10/1/35		5,250	5,939
Maine Governmental Facilities Authority Revenue	4.000%	10/1/37		6,115	6,863
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41		3,500	3,674
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46		7,750	8,058
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/43		2,250	2,508
Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/48		3,000	3,323
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/31		775	815
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/32		545	570
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/34		750	775
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	5.000%	7/1/35		900	986
Maine Health & Higher Educational Facilities Authority Revenue (University of New England)	4.000%	7/1/37		2,105	2,154
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28		435	447
					36,112
Maryland (1.4%)
Anne Arundel County MD GO	5.000%	10/1/48		1,000	1,213
[3] Anne Arundel County MD GO	5.000%	10/1/49		7,405	8,975
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36		1,030	925
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44		2,150	1,877
Baltimore County MD GO	4.000%	3/1/48		10,000	10,897
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/31		1,000	863
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/32		1,000	863
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/33		1,000	863
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/35		1,000	862
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/36		1,000	863
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/39		1,000	862
Baltimore MD Convention Center Hotel Revenue	5.000%	9/1/42		1,000	862
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36		1,250	1,157
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39		650	519
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39		200	161
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43		3,650	3,352
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46		1,750	1,333
Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46		750	580
Frederick County MD Educational Facilities Revenue (Mount St. Mary’s University Inc.)	5.000%	9/1/45		2,100	1,873
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43		4,955	4,069
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21		160	160
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26		1,565	1,534
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36		1,715	1,554
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36		1,730	1,567
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44		1,250	1,067
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46		7,205	6,097
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28		500	483
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34		1,000	915
Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39		1,000	907
Maryland Community Development Administration (Department of Housing & Community Development) Revenue	3.000%	9/1/34		5,000	5,162
Maryland Community Development Administration (Department of Housing & Community Development) Revenue	4.000%	9/1/49		10,945	11,698
Maryland Department of Transportation Revenue	4.000%	12/1/29		3,060	3,508
Maryland Department of Transportation Revenue	3.000%	10/1/30		7,500	8,006
Maryland Department of Transportation Revenue	4.000%	12/1/30		3,445	3,929
Maryland Department of Transportation Revenue	4.000%	12/1/31		2,590	2,938
Maryland Economic Development Corp. Revenue (Air Cargo Obligated Group)	4.000%	7/1/39		1,100	1,089
Maryland Economic Development Corp. Revenue (Air Cargo Obligated Group)	4.000%	7/1/44		1,000	942
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25		200	221
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26		175	195
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27		145	163
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28		175	195
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29		190	210

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30		325	356
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31		375	407
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32		325	350
Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36		600	635
Maryland Health & Higher Educational Facilities Authority Revenue (Life Bridge Health Obligated Group)	5.000%	7/1/40		2,035	2,215
Maryland Health & Higher Educational Facilities Authority Revenue (Life Bridge Health Obligated Group)	5.000%	7/1/47		15,000	16,150
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute College of Art)	4.000%	6/1/42		2,500	2,473
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	5.000%	7/1/33		6,750	7,029
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System)	4.000%	7/1/48		7,000	7,147
Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport)	5.000%	6/1/26		4,615	5,227
Maryland Transportation Authority Passenger Facility Charge Revenue (Baltimore/Washington International Airport)	4.000%	6/1/34		6,760	7,075
Prince Georges County MD GO	5.000%	10/1/48		15,000	17,718
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37		9,000	8,208
Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47		6,030	5,166
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/37		1,250	1,175
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/42		2,500	2,268
Rockville MD Mayor & Council Economic Development Revenue (Ingleside at King Farm Project)	5.000%	11/1/47		2,250	1,993
Washington MD Suburban Sanitary Commission GO	4.000%	6/15/47		10,000	10,892
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39		750	758
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44		2,000	2,022
					194,773
Massachusetts (2.6%)
Easthampton MA GO	3.000%	6/1/33		2,270	2,374
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29		4,205	3,441
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,000	2,340
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	120	131
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	745	812
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		635	667
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31		1,830	2,036
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33		5,000	5,482
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34		5,000	5,469
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36		2,750	2,979
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37		4,000	4,323
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34		1,000	1,093
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		5,000	5,485
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		7,500	8,130
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		2,500	2,703
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		7,000	7,262
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		13,170	13,737
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		2,490	2,593
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/36		1,250	1,432
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/37		1,925	2,200
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/38		1,110	1,262
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/26		950	1,064
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/27		1,000	1,134
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/28		1,050	1,126
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/29		1,100	1,167
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/30		1,150	1,199
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/31		1,200	1,237
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/34		1,175	1,072
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/37		1,825	1,692
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/42		2,295	2,172
Massachusetts Development Finance Agency Revenue (Lawrence General Hospital Obligated Group)	5.000%	7/1/47		1,500	1,428
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		7,165	7,381

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		4,000	4,011
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36		215	219
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		6,280	6,404
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/47		2,000	1,849
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		6,500	5,854
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,050	1,092
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	700	728
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,100	2,189
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	1,400	1,460
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		2,000	2,125
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,645	1,832
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,000	1,102
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/49		1,000	1,085
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/59		5,000	5,406
Massachusetts Educational Financing Authority Education Loan Revenue	4.000%	7/1/21		1,205	1,230
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/22		1,500	1,584
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24		7,000	7,596
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/28		2,500	2,878
Massachusetts Federal Highway Revenue	5.000%	6/15/26		2,835	3,359
Massachusetts GO	5.000%	5/1/26		10,000	12,127
Massachusetts GO	5.000%	5/1/31		12,500	14,204
Massachusetts GO	5.000%	5/1/32		11,000	12,452
Massachusetts GO	5.000%	5/1/33		11,000	12,413
Massachusetts GO	5.000%	1/1/39		5,000	5,973
Massachusetts GO	5.000%	1/1/43		8,205	9,701
Massachusetts GO	5.000%	11/1/44		7,000	8,252
Massachusetts GO	4.000%	2/1/45		10,000	10,844
Massachusetts GO	4.000%	2/1/46		10,025	10,861
Massachusetts GO	2.750%	3/1/50		10,000	9,339
Massachusetts Housing Finance Agency Revenue	3.000%	12/1/36		1,000	938
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/25		1,000	1,137
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/26		1,000	1,155
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/27		1,030	1,207
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/31		1,250	1,477
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/33		1,000	1,165
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/34		1,750	2,031
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/35		1,350	1,559
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/36		1,125	1,294
Massachusetts Port Authority Facilities Revenue (Bosfuel Corp.)	5.000%	7/1/37		1,500	1,723
Massachusetts Port Authority Revenue	5.000%	7/1/33		2,500	3,018
Massachusetts Port Authority Revenue	5.000%	7/1/34		3,000	3,596
Massachusetts Port Authority Revenue	5.000%	7/1/35		5,000	5,965
Massachusetts Port Authority Revenue	5.000%	7/1/38		6,275	7,404
Massachusetts Port Authority Revenue	4.000%	7/1/46		22,060	22,484
Massachusetts Port Authority Revenue	5.000%	7/1/47		3,110	3,472
Massachusetts Port Authority Revenue	5.000%	7/1/49		7,500	8,570
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		15,000	17,960
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49		20,000	22,691
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/49		8,225	9,870
					373,508
Michigan (3.5%)
Chippewa Valley MI Schools GO	5.000%	5/1/28		1,535	1,824
Chippewa Valley MI Schools GO	5.000%	5/1/31		1,000	1,181
Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/48	(4)	10,000	11,008
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		4,735	5,026
Detroit MI Water Supply System Revenue	5.000%	7/1/31		5,000	5,221
Detroit MI Water Supply System Revenue	5.250%	7/1/41		2,045	2,129
Genesee County MI GO	5.250%	2/1/40	(15)	12,330	14,176
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44		1,730	1,843
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47		3,550	3,773
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31		6,000	7,077
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		3,015	3,436
Grosse Pointe MI Public School System GO	5.000%	5/1/31		1,525	1,917
Grosse Pointe MI Public School System GO	5.000%	5/1/32		2,150	2,680
Grosse Pointe MI Public School System GO	5.000%	5/1/33		1,265	1,566
Grosse Pointe MI Public School System GO	5.000%	5/1/34		1,300	1,605
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20	(Prere.)	10,000	10,029
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20	(Prere.)	5,525	5,532
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30		4,475	4,481
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31		3,050	3,249
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32		3,350	3,540

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33		4,750	4,996
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/36		4,790	4,994
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		7,500	8,403
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43		16,110	17,729
	Lincoln MI Consolidated School District GO	5.000%	5/1/40	(4)	1,250	1,441
	Livonia MI Public Schools School District GO	5.000%	5/1/45	(4)	4,550	5,196
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27		875	1,056
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28		1,000	1,203
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29		1,000	1,198
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30		1,080	1,287
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31		1,010	1,198
	Marysville MI Public Schools District GO	5.000%	5/1/37		2,135	2,510
	Michigan Building Authority Revenue	5.000%	4/15/34		11,135	12,980
	Michigan Building Authority Revenue	5.000%	11/15/36	(4)	6,500	6,824
	Michigan Building Authority Revenue	5.000%	4/15/38		5,000	5,783
	Michigan Building Authority Revenue	5.000%	10/15/50		6,000	6,896
	Michigan Finance Authority Revenue	4.500%	10/1/29		5,000	5,113
	Michigan Finance Authority Revenue	5.000%	10/1/33		3,000	3,410
	Michigan Finance Authority Revenue	5.000%	10/1/34		3,670	4,162
	Michigan Finance Authority Revenue	5.000%	11/1/43		11,005	12,989
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33		5,515	5,960
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44		8,630	9,317
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29		2,500	2,761
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30		2,805	3,088
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(4)	4,400	4,871
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		2,000	2,181
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		1,500	1,633
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		5,500	6,306
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		8,430	9,652
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		17,830	18,380
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		7,510	7,742
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/43		6,390	6,946
	Michigan Finance Authority Revenue (Lawrence Technological University Project)	5.000%	2/1/47		4,000	3,548
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/32		2,500	2,982
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32		2,340	2,595
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32		4,670	5,179
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33		4,025	4,447
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34		2,200	2,426
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35		2,515	2,766
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33		2,750	2,986
	Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34		3,025	3,280
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27		7,040	7,875
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28		3,875	4,321
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36		2,510	2,619
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	6/1/26	(Prere.)	150	184
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/36		2,345	2,455
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/40		4,750	4,924
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/42		1,875	2,086
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45		9,850	10,857
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	4.000%	12/1/49		4,000	4,099
	Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35		2,115	2,205
	Michigan State University Revenue	4.000%	2/15/44		4,000	4,393
	Michigan State University Revenue	5.000%	2/15/48		6,500	7,685
[4]	Michigan Strategic Fund Facilities Revenue (Waste Management Inc.) PUT	2.850%	8/2/21		3,800	3,809
	Michigan Strategic Fund LTD Revenue (Oakland Corridor Partners LLC)	4.250%	12/31/38	(4)	10,000	10,072
	Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22		2,985	2,987
	Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42		21,330	21,423
	Novi MI Community School District GO	5.000%	5/1/35		1,830	2,292
	Novi MI Community School District GO	5.000%	5/1/38		1,900	2,343
	Novi MI Community School District GO	5.000%	5/1/40		1,900	2,331
	Novi MI Community School District GO	5.000%	5/1/41		1,100	1,347
	Novi MI Community School District GO	5.000%	5/1/42		1,700	2,075
	Novi MI Community School District GO	5.000%	5/1/43		1,150	1,403
	Novi MI Community School District GO	5.000%	5/1/44		1,175	1,429
	Oakland University MI Revenue	5.000%	3/1/41		5,000	5,789
	Oakland University MI Revenue	5.000%	3/1/47		9,010	10,420
	Rockford MI Public Schools GO	5.000%	5/1/37		1,240	1,458
	Rockford MI Public Schools GO	5.000%	5/1/38		1,025	1,202
	Rockford MI Public Schools GO	5.000%	5/1/39		1,025	1,199
	Rockford MI Public Schools GO	5.000%	5/1/40		1,025	1,196
	Rockford MI Public Schools GO	5.000%	5/1/41		1,025	1,194

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rockford MI Public Schools GO	5.000%	5/1/44		2,250	2,609
Romeo MI Community School District GO	5.000%	5/1/37		1,825	2,145
Romeo MI Community School District GO	5.000%	5/1/41		2,000	2,330
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/20	(Prere.)	10,000	10,069
Wayne County MI Airport Authority Revenue	5.000%	12/1/28		1,905	2,203
Wayne County MI Airport Authority Revenue	5.000%	12/1/29		1,980	2,271
Wayne County MI Airport Authority Revenue	5.000%	12/1/30		1,800	2,050
Wayne County MI Airport Authority Revenue	5.000%	12/1/31		2,455	2,776
Wayne County MI Airport Authority Revenue	5.000%	12/1/32		2,160	2,425
Wayne County MI Airport Authority Revenue	5.000%	12/1/34		5,000	5,480
Wayne County MI Airport Authority Revenue	5.000%	12/1/38		4,000	4,339
Wayne County MI Airport Authority Revenue	5.000%	12/1/42		2,800	3,064
Wayne County MI Airport Authority Revenue	5.000%	12/1/47		1,500	1,672
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28		6,125	6,547
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32		2,065	2,191
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39		1,700	1,822
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44		2,000	2,130
					493,502
Minnesota (0.7%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34		1,135	1,080
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49		4,050	3,374
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46		1,500	1,232
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46		2,000	1,805
Duluth MN Economic Development Authority Revenue (Essentia Health)	4.250%	2/15/48		5,000	5,006
Duluth MN Economic Development Authority Revenue (Essentia Health)	5.250%	2/15/58		11,665	12,647
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/28		1,000	1,138
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/29		1,000	1,132
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/30		850	957
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/31		500	560
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/32		500	557
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26		2,245	2,557
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/27		415	480
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31		200	227
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32		225	254
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33		225	252
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34		250	280
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35		230	256
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36		250	278
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37		300	332
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37		1,750	1,991
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/38		1,500	1,701
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/39		1,230	1,391
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41		750	823
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/49		2,500	2,774
Minneapolis MN GO	3.000%	12/1/33		4,260	4,447
Minnesota GO	5.000%	8/1/35		3,150	3,667
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/36		1,175	1,202
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/38		850	866
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/39		1,000	1,017
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/40		625	635
Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/47		2,000	2,012
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40		75	76
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33		1,380	1,637
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36		880	1,038
Minnesota Office of Higher Education Revenue	5.000%	11/1/23		375	414
Minnesota Office of Higher Education Revenue	5.000%	11/1/24		325	366
Minnesota Office of Higher Education Revenue	5.000%	11/1/25		500	576
Minnesota Office of Higher Education Revenue	5.000%	11/1/26		500	586
Minnesota Office of Higher Education Revenue	5.000%	11/1/27		600	717
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48		10,000	10,133
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/37		1,000	948
Rochester MN Health Care & Housing Facility Revenue (Samaritan Bethany Inc. Project)	5.000%	8/1/48		910	813
Scott County MN Capital Improvement Plan GO	3.000%	12/1/32		1,775	1,876
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/48		5,000	5,546
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/33		410	431
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/34		325	341
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/35		575	602
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/36		750	784
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/37		400	418
St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/38		700	655

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/48		2,285	2,040
	St. Paul MN Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School)	5.000%	6/15/53		1,615	1,409
	Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/22		100	97
	Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/23		200	192
	Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/24		200	189
	Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/25		200	186
	Wayzata Bay MN Senior Housing Inc. Revenue (Folkestone Senior Living Community)	3.000%	8/1/26		250	230
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/34		10,720	11,263
						100,493
Mississippi (0.2%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29		4,165	4,727
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30		2,450	2,752
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31		2,000	2,225
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46		17,500	17,743
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/35		2,000	2,318
[3]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/38		1,000	1,124
[3]	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/39		1,000	1,121
						32,010
Missouri (1.4%)
	Boone County MO Hospital Revenue	5.000%	8/1/26		3,050	3,283
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (Southeast Health)	5.000%	3/1/36		2,690	2,804
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue (St. Francis Medical Center)	5.000%	6/1/33		10,000	10,450
	Conley Road Transportation Development District Missouri Transportation Sales Tax Revenue	4.250%	5/1/33		3,120	2,818
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29		1,105	1,212
	Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/31	(4)	1,330	1,542
	Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/32	(4)	1,185	1,361
	Kansas City MO Industrial Development Authority Revenue (Kansas City International Airport Terminal Modification Project)	5.000%	3/1/54		30,000	32,678
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42		4,250	4,703
	Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen Heights Project)	8.250%	5/15/20	(Prere.)	5,000	5,011
	Kirkwood MO Industrial Development Authority Retirement Community Revenue (Aberdeen Heights Project)	8.250%	5/15/20	(Prere.)	5,000	5,011
	Lee’s Summit MO Senior Living Facilities Revenue (John Knox Village)	5.000%	8/15/32		4,680	4,335
	Lee’s Summit MO TAN	4.000%	11/1/27		1,850	1,700
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/47		4,000	4,672
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/40		1,410	1,435
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43		8,500	8,783
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/45		2,000	2,025
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48		2,475	2,590
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Mosaic Health System)	4.000%	2/15/54		12,610	12,930
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/33		1,835	1,953
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	12/1/34		2,290	2,428
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke’s Health System)	4.000%	11/15/48		5,000	5,027
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/35		1,065	1,049
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Obligated Group)	5.000%	2/1/46		4,000	3,705
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45		5,000	5,423
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	4.000%	5/15/48		12,500	12,879
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32		9,015	9,876
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33		17,460	18,963
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27		1,770	2,072
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28		2,715	3,175
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development Project)	3.875%	11/15/29		1,320	1,187
	St. Louis County MO Industrial Development Authority Revenue (Ballpark Village Development Project)	4.375%	11/15/35		5,500	4,797

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/41		1,000	959
St. Louis County MO Industrial Development Authority Revenue (Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/46		1,750	1,642
St. Louis County MO Industrial Development Authority Revenue (Rankin-Jordan Pediatric Specialty Hospital)	4.000%	11/15/36		1,400	1,205
St. Louis County MO Industrial Development Authority Revenue (St. Louis Innovation District Project)	4.375%	5/15/36		3,000	2,590
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (Friendship Village Obligated Group)	5.000%	9/1/48		3,000	2,487
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35		2,000	1,781
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue (St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45		4,250	3,572
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/31	(4)	1,450	1,633
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/32	(4)	1,570	1,757
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/33	(4)	1,000	1,114
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/35	(4)	1,000	1,106
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/36	(4)	1,000	1,103
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/37	(4)	1,000	1,100
					203,926
Montana (0.0%)
Montana Board of Regents Higher Education Revenue (University of Montana)	3.000%	11/15/34		1,000	1,036

Multiple States (0.3%)
[2,5] Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.304%	5/1/20	LOC	24,355	25,182
[2,5] Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDO	3.150%	1/15/36		4,985	5,317
Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.950%	5/1/20		8,000	8,000
					38,499
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32		2,500	2,651
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42		1,405	1,734
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42		14,420	15,293
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25		11,340	12,263
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children’s Hospital Obligated Group)	5.000%	11/15/47		4,020	4,427
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32		2,010	2,218
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33		1,785	1,960
Nebraska Public Power District Revenue	5.000%	1/1/41		7,265	8,288
Nebraska Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/29		3,065	3,537
Omaha NE Public Power District Electric Revenue	5.000%	2/1/41		3,680	4,192
Omaha NE Public Power District Electric Revenue	5.000%	2/1/43		3,720	4,249
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37		10,500	11,332
					72,144
Nevada (0.1%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33		9,500	9,866
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28		2,000	2,106
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29		2,000	2,091
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.250%	6/1/34		600	560
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.500%	6/1/39		800	736
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.625%	6/1/43		800	728
North Las Vegas NV Local Improvement (Valley Vista Special Improvement District No. 64)	4.625%	6/1/49		1,250	1,103
Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	0.000%	7/1/58		26,000	2,763
					19,953
New Hampshire (0.4%)
National Finance Authority NH Revenue (The Vista Project)	5.250%	7/1/39		1,810	1,497
National Finance Authority NH Revenue (The Vista Project)	5.625%	7/1/46		1,000	831
National Finance Authority NH Revenue (The Vista Project)	5.750%	7/1/54		2,000	1,659
National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		3,250	3,171
National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		4,000	3,903
National Finance Authority NH Solid Waste Disposal Revenue (Waste Management Inc.) PUT	2.150%	7/1/24		1,850	1,805
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43		15,000	15,492
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38		4,000	4,050
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/34		1,375	1,452
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		4,450	4,690
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/42		3,750	4,133

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire University)	5.000%	1/1/47		7,870	8,647
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/21	(Prere.)	7,000	7,279
					58,609
New Jersey (6.2%)
Atlantic City NJ GO	4.000%	11/1/24	(4)	4,805	4,995
Atlantic City NJ GO	5.000%	12/1/24		620	601
Atlantic City NJ GO	4.000%	11/1/25	(4)	2,405	2,497
Atlantic City NJ GO	5.000%	12/1/25		1,135	1,094
Atlantic City NJ GO	5.000%	12/1/26		365	349
Atlantic City NJ GO	5.000%	12/1/29		125	116
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.750%	2/15/42		5,000	5,255
Camden County NJ Improvement Authority Lease Revenue (Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25		1,195	1,299
Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	11/1/27	(4)	1,225	1,413
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24		11,925	12,216
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23	(2)	1,450	1,451
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		10,000	10,268
New Jersey Economic Development Authority Revenue	5.000%	6/15/24	(Prere.)	3,650	4,250
New Jersey Economic Development Authority Revenue	5.250%	6/15/25	(Prere.)	135	164
New Jersey Economic Development Authority Revenue	5.000%	6/15/30		2,940	2,994
New Jersey Economic Development Authority Revenue	5.500%	6/15/30		3,000	3,136
New Jersey Economic Development Authority Revenue	5.000%	6/15/31		5,000	5,064
New Jersey Economic Development Authority Revenue	5.500%	6/15/31		6,700	6,969
New Jersey Economic Development Authority Revenue	5.000%	6/15/32		4,000	4,039
New Jersey Economic Development Authority Revenue	5.000%	6/15/40		15,835	15,848
New Jersey Economic Development Authority Revenue	5.250%	6/15/40		2,365	2,394
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		4,665	4,636
New Jersey Economic Development Authority Revenue	5.000%	6/15/43		8,565	8,478
New Jersey Economic Development Authority Revenue	5.000%	6/15/47		5,000	4,878
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		10,000	9,698
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36		3,800	3,686
New Jersey Economic Development Authority Revenue (Beloved Community Charter School Inc. Project)	5.000%	6/15/39		2,120	1,981
New Jersey Economic Development Authority Revenue (Beloved Community Charter School Inc. Project)	5.000%	6/15/49		2,140	1,934
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43		3,250	3,304
New Jersey Economic Development Authority Revenue (Middlesex Water Co.)	4.000%	8/1/59		4,200	4,460
New Jersey Economic Development Authority Revenue (Middlesex Water Co.)	5.000%	8/1/59		3,750	4,374
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		2,000	2,016
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24	(14)	18,055	18,886
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21	(Prere.)	2,055	2,137
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		6,745	6,822
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21		755	767
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	4,500	4,617
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		8,325	8,521
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		4,750	4,862
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23		700	725
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24	(2)	6,300	6,660
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26	(2)	5,000	5,367
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27		2,385	2,461
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	(14)	5,000	5,384
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/37		4,290	4,320
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/38		5,185	5,216
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/44		1,000	985
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/48		1,275	1,243
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	6/15/49		1,650	1,465
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	4.500%	6/15/40		1,870	1,832
New Jersey Economic Development Authority Revenue (State Capitol Joint Management Commission)	5.000%	6/15/43		8,955	8,864
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35		1,150	1,110
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41		2,870	2,361
New Jersey Economic Development Authority Revenue (White Horse HMT Urban Renewal LLC)	5.000%	1/1/40		3,000	2,280
New Jersey Economic Development Authority Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/20	(Prere.)	4,000	4,015
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)	5.125%	9/15/23		12,730	12,673

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc. Project)	5.250%	9/15/29		9,750	9,650
	New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/37		23,200	24,340
	New Jersey Economic Development Authority Special Facility Revenue (Port Newark Container)	5.000%	10/1/47		10,400	10,718
	New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46		4,000	3,480
	New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32		3,000	3,234
	New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33		3,000	3,220
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29		5,000	5,058
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University Medical Center)	5.000%	7/1/38		7,720	8,862
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48		13,540	12,811
	New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38	(4)	6,635	6,157
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		5,000	5,092
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20		205	209
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		5,000	5,240
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21		2,835	2,971
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		2,500	2,683
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22		1,900	2,039
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/23		4,150	4,547
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/24		3,750	4,184
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/25		3,380	3,830
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/26		2,300	2,649
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,600	2,977
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/27		2,870	3,343
	New Jersey Higher Education Assistance Authority Student Loan Revenue	2.950%	12/1/28		3,285	3,210
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28		4,500	4,601
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/28		1,405	1,642
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28		865	902
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29		5,000	5,081
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/30		6,800	6,626
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30		5,500	5,568
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/31		7,500	7,235
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31		9,500	9,688
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/33		8,500	8,004
	New Jersey Higher Education Assistance Authority Student Loan Revenue	3.000%	12/1/34		8,160	7,617
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		10,550	11,376
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		6,375	6,791
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		1,000	1,058
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/30		4,850	4,954
[3]	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		8,000	8,067
[3]	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		10,045	10,123
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		12,625	12,728
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,920	1,934
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		15,165	15,253
	New Jersey Transportation Trust Fund Authority Revenue	4.000%	12/15/37	(15)	5,595	5,126
	New Jersey Transportation Trust Fund Authority Revenue	4.250%	12/15/38		4,590	4,363
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/44		11,265	11,094
	New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/50		3,750	3,322
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50		5,500	5,356
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/21	(Prere.)	2,740	2,880
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22		1,500	1,532
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	12/15/31		2,385	2,262
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/36		3,790	3,524
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36		5,000	5,015
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		13,000	13,037
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.125%	6/15/39		1,445	1,350
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39		5,300	5,383
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		2,500	2,530
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		2,500	2,447
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/21	(Prere.)	3,000	3,162
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(12)	5,855	6,126
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	(14)	5,250	5,407
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		2,140	2,204
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	(2)	6,565	6,786
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23	(14)	10,050	10,568
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		2,500	2,595
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	(2)	30,000	24,999
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		7,025	5,345
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		9,940	10,016
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		10,000	10,067

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32		7,000	7,118
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		2,000	1,024
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		22,000	22,083
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		5,700	2,635
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		5,000	2,192
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		5,000	2,192
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.000%	12/15/39		2,000	1,831
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		10,000	11,561
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31		2,500	2,940
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		10,000	11,505
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32		5,400	6,311
	New Jersey Turnpike Authority Revenue	4.000%	1/1/35		15,530	16,373
	New Jersey Turnpike Authority Revenue	4.000%	1/1/48		25,360	26,360
	Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23		28,935	30,112
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/34		1,150	1,157
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/35		1,250	1,253
	South Jersey NJ Port Corp. Revenue	5.000%	1/1/37		1,370	1,363
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		15,660	16,336
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/46		29,480	29,637
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.250%	6/1/46		15,340	16,368
	Union County NJ Improvement Authority Solid Waste Disposal Revenue (Aries Linden LLC)	6.750%	12/1/41		8,000	6,743

						882,772
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Gerald Champion Regional Medical Center)	5.500%	7/1/42		5,000	5,238
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25		45,770	51,474
	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/44		500	438
	Santa Fe NM Retirement Facilities Revenue (El Castillo Retirement Project)	5.000%	5/15/49		2,495	2,142

						59,292
New York (8.6%)
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/45		2,110	548
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46		3,000	735
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27		4,000	4,093
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28		3,750	3,818
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42		8,485	8,133
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/33		475	509
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/35		850	907
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/36		670	712
	Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,500	1,558
[2]	Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24		6,280	5,859
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,161
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		4,500	5,311
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,535	1,804
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		1,000	1,158
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31		5,000	5,840
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32		1,000	1,156
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		1,600	1,846
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,500	1,727
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		12,040	13,373
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	(15)	10,000	11,024
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	(15)	10,000	11,386
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/45		9,390	9,409
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/49		3,500	3,508
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/50	(15)	20,000	19,780
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/52		21,570	18,755
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/52	(15)	25,000	27,728
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/54	(4)	25,000	24,752
	Metropolitan Transportation Authority NY Revenue VRDO	5.000%	11/15/24		47,500	48,863
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/31		1,025	1,155
	Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		3,000	3,288
	Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30		1,500	1,656
[2]	New York City NY Build NYC Resource Corp. Revenue (Albert Einstein College of Medicine Project)	5.500%	9/1/45		5,700	5,929
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28		4,035	4,190
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31		4,425	4,524
	New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41		5,905	5,778
	New York City NY GO	5.000%	8/1/36		15,000	16,500
	New York City NY GO	5.000%	8/1/39		2,000	2,367
	New York City NY GO	4.000%	3/1/41		5,000	5,389
	New York City NY GO	4.000%	3/1/42		3,500	3,763
	New York City NY GO	5.000%	3/1/44		10,000	11,467

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.250%	11/1/43		5,000	5,249
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.950%	11/1/48		7,000	7,184
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		1,000	1,037
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	12/15/21	(Prere.)	1,205	1,288
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46		16,235	18,344
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		5,000	5,942
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		5,000	5,915
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		5,000	5,885
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		8,000	8,858
	New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	4,801
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35		15,020	17,766
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36		15,000	16,597
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36		4,135	4,531
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37		2,825	3,035
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/37		3,200	3,492
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37		11,250	12,892
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38		3,350	3,641
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38		7,865	8,681
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/39		7,155	7,983
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44		1,950	2,060
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/38		10,000	11,733
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39		7,620	8,905
	New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39		8,000	8,622
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/40		5,000	5,913
	New York Convention Center Development Corp. Revenue	0.000%	11/15/40		3,500	1,671
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40		7,465	7,774
	New York Convention Center Development Corp. Revenue	0.000%	11/15/45		10,000	3,770
[2]	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		8,950	8,950
	New York Liberty Development Corp. Revenue	5.000%	11/15/44		5,080	5,255
	New York Liberty Development Corp. Revenue	5.750%	11/15/51		11,000	11,491
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		9,070	11,304
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		5,135	6,574
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,000	2,250
	New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,000	2,250
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23	(Prere.)	2,250	2,600
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/23	(Prere.)	2,500	2,889
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36		9,225	9,318
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37		6,875	6,886
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38		8,575	8,582
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		7,000	7,101
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,500	5,585
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		7,000	7,684
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		10,000	10,351
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		15,900	16,986
	New York NY GO	4.000%	10/1/35		2,885	3,174
	New York NY GO	4.000%	8/1/38		4,000	4,332
	New York NY GO	5.000%	12/1/39		9,920	11,615
	New York State Dormitory Authority	4.000%	2/15/27	(Prere.)	5	6
	New York State Dormitory Authority	4.000%	2/15/36		6,915	7,449
	New York State Dormitory Authority	4.000%	2/15/37		8,500	9,124
	New York State Dormitory Authority Revenue (Cornell University)	4.000%	7/1/50		10,000	10,876
	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41		3,775	4,181
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34		14,370	15,876
	New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39		6,000	6,387
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24		1,800	1,979
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29		2,700	3,032
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31		1,600	1,778
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33		700	771
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34		1,000	1,101
	New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		400	432
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		4,295	4,933
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		8,920	10,334
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		3,050	3,579
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		5,105	6,128
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37		8,500	9,365
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39		3,300	3,605
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		9,000	10,412
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		3,000	3,383
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40		11,745	13,816
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/47		7,610	8,149
	New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34		1,000	1,079

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,038
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/28	(Prere.)	5	7
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30		8,040	9,800
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		15,000	17,510
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41		5,035	5,881
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43		10,000	11,632
	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44		33,000	31,475
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69		5,475	5,119
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69		5,050	4,695
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69		11,000	10,213
[3]	New York State Power Authority Revenue	4.000%	11/15/50		5,000	5,463
[3]	New York State Power Authority Revenue	4.000%	11/15/55		5,000	5,375
	New York State Thruway Authority Revenue	4.000%	1/1/39		3,750	3,921
	New York State Thruway Authority Revenue	5.000%	3/15/42		5,000	5,749
	New York State Thruway Authority Revenue	4.000%	1/1/50		3,750	3,834
	New York State Thruway Authority Revenue	5.000%	1/1/51		6,800	7,415
	New York State Thruway Authority Revenue	5.250%	1/1/56		5,000	5,504
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/42		2,640	3,083
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48		10,000	10,867
	New York Transportation Development Corp. Special Facility Revenue (JFK International Airport Project)	5.000%	8/1/20		1,500	1,493
	New York Transportation Development Corp. Special Facility Revenue (JFK International Airport Project)	5.000%	8/1/31		22,270	21,711
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/31		8,500	8,516
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/33		8,610	8,626
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/34		5,000	5,009
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35	(4)	5,000	5,068
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	1/1/36		5,000	4,892
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	1/1/36		9,000	9,016
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36	(4)	5,500	5,562
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/41	(4)	2,060	2,068
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/46		7,000	6,201
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	7/1/46		410	415
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.250%	1/1/50		9,950	10,165
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27		1,695	1,912
	Port Authority of New York & New Jersey Revenue	4.000%	3/15/30		30,000	32,260
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/32		2,740	3,216
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/33		3,270	3,808
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/33		5,000	5,444
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/34		2,725	3,157
	Port Authority of New York & New Jersey Revenue	5.000%	10/1/35		2,400	2,726
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/36		2,665	2,941
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/37		4,665	5,142
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/41		1,280	1,437
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/41		5,000	5,064
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/42		5,000	5,525
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/44		10,000	10,970
	Port Authority of New York & New Jersey Revenue	4.000%	9/1/45		1,730	1,818
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/46		9,530	10,849
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/47		5,000	5,001
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/47		5,000	5,490
	Port Authority of New York & New Jersey Revenue	4.000%	11/1/59		5,000	4,892
[3]	Rensselaer Polytechnic Institute New York	4.000%	9/1/40		2,940	3,175
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30		2,315	2,556
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31		2,000	2,197
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30		2,750	2,517
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31		1,000	899
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32		2,370	2,102
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36		7,050	7,635
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41		1,000	1,038
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		10,930	12,494
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46		10,000	11,494
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	2,665	2,733
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37		335	342
	Westchester County NY Industrial Development Agency Facilities Revenue (Million Air Two LLC Obligated Group)	7.000%	6/1/46		7,645	7,842
	Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34		2,050	2,166

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)

Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42		9,000	9,554
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46		22,500	23,469
					1,223,168
North Carolina (0.7%)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System)	4.000%	1/15/38		4,500	4,880
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/42		500	559
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/47		975	1,079
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25		2,000	2,022
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30		2,000	1,881
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35		2,150	1,879
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/22	(Prere.)	2,000	2,175
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30		4,000	4,486
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32		5,000	5,549
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40		10,000	10,874
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35		5,810	5,827
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/20		1,395	1,396
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/26		5,000	4,989
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Salemtowne Project)	5.000%	10/1/30		3,000	2,945
North Carolina Medical Care Commission Retirement Facilities Revenue (Aldersgate United Methodist Retirement Community, Inc.)	5.000%	7/1/47		3,450	2,786
North Carolina Medical Care Commission Retirement Facilities Revenue (Sharon Towers)	5.000%	7/1/39		1,635	1,648
North Carolina Medical Care Commission Retirement Facilities Revenue (Sharon Towers)	5.000%	7/1/44		385	385
North Carolina Medical Care Commission Retirement Facilities Revenue (Sharon Towers)	5.000%	7/1/49		2,000	1,982
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31		1,750	1,704
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37		4,350	4,113
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/41		2,115	1,921
North Carolina Medical Care Commission Retirement Facilities Revenue (United Church Homes & Services Obligated Group)	5.000%	9/1/46		3,160	2,793
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47		3,610	3,703
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51		4,800	4,911
North Carolina Turnpike Authority Revenue (Triangle Expressway)	5.000%	1/1/49	(4)	6,000	6,825
North Carolina Turnpike Authority Revenue (Triangle Expressway)	4.000%	1/1/55	(4)	4,500	4,650
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/49		4,000	5,665
					93,627
North Dakota (0.1%)
Cass County ND Health Facilities Revenue (Essentia Health Obligated Group)	5.250%	2/15/58		5,000	5,421
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/34		4,705	4,841
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/38		6,000	6,080
Ward County ND Health Care Facilities Revenue (Trinity Health Obligated Group)	5.000%	6/1/43		5,000	4,990
					21,332
Ohio (3.2%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/20	(Prere.)	10,000	10,149
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/33		6,500	6,781
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33		2,530	2,742
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41		3,065	3,492
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41		3,000	3,409
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC - State University Project)	5.750%	6/1/20	(Prere.)	5,000	5,019
Buckeye OH Tobacco Settlement Financing Authority Revenue	6.250%	6/1/22	(Prere.)	5,000	5,562
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35		2,200	2,570
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/36		1,200	1,395
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39		675	709
Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/48		12,490	12,510
Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55		71,000	63,191
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36		3,750	3,857
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/20	(Prere.)	3,380	3,455
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45		8,810	9,422
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/37		1,750	1,680
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/47		3,195	2,914
Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.250%	11/1/50		2,500	2,262
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/37		5,700	6,370
Chillicothe OH Hospital Facilities Revenue (Adena Health System Obligated Group)	5.000%	12/1/47		7,200	7,809
Cleveland OH Airport System Revenue	5.000%	1/1/27		3,510	4,010
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/33		400	473
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/34		300	354

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/35		500	587
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/36		450	526
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/37		435	506
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/38		700	812
Cuyahoga County OH Economic Development Revenue	5.000%	1/1/39		705	815
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/31		5,630	5,960
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/37		4,455	4,580
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/42		5,000	5,101
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.250%	2/15/47		10,250	10,681
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/52		10,000	10,537
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.000%	2/15/57		10,050	10,100
Cuyahoga County OH Hospital Revenue (MetroHealth System)	5.500%	2/15/57		6,000	6,254
Franklin County OH Convention Facilities Authority Revenue	4.000%	12/1/37		3,040	3,429
Franklin County OH Convention Facilities Authority Revenue	4.000%	12/1/38		1,610	1,810
Franklin County OH Convention Facilities Authority Revenue	4.000%	12/1/39		1,665	1,868
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/51		8,750	10,392
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.)	4.000%	5/15/47		8,645	9,215
Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/47		2,385	2,643
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/32		1,795	1,876
Great Oaks Career Campuses OH Board of Education COP	3.000%	12/1/36		2,025	2,051
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36		1,500	1,442
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/37		1,000	954
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46		2,100	1,906
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/47		1,500	1,357
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51		5,000	4,436
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/52		1,130	1,000
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	11/15/49		13,555	18,739
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42		15,000	16,740
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/47		11,520	12,725
Hickory Chase OH Community Authority Infrastructure Improvement Revenue	5.000%	12/1/40		2,575	2,278
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	(Prere.)	7,280	8,083
Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25		10,290	11,521
Little Miami OH School District GO	5.000%	11/1/43		1,000	1,153
Little Miami OH School District GO	5.000%	11/1/48		2,000	2,292
Little Miami OH School District GO	4.000%	11/1/55		6,500	6,840
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/21	(Prere.)	2,670	2,849
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/48		13,250	14,150
Marion County OH Health Care Facilities Revenue (United Church Homes Inc.)	5.000%	12/1/39		1,150	958
Marion County OH Health Care Facilities Revenue (United Church Homes Inc.)	5.125%	12/1/49		3,125	2,468
Miami County OH Hospital Facilities Revenue (Kettering Health Network)	5.000%	8/1/49		12,000	12,966
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/42		3,180	3,084
Montgomery County OH Hospital Revenue (Premier Health Partners)	4.000%	11/15/45		3,500	3,324
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/24	(Prere.)	5,000	5,915
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	3.750%	1/15/28		5,500	5,490
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.250%	1/15/38		25,170	24,506
Ohio Air Quality Development Authority Revenue (Pratt Paper OH Inc.)	4.500%	1/15/48		8,500	8,215
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	4.000%	7/1/47		2,000	2,003
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	4.000%	1/1/43		2,500	2,679
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41		2,235	2,295
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39		3,540	3,972
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53		4,000	4,437
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/23	(Prere.)	4,965	5,530
Penta Career Center Ohio COP	5.250%	4/1/26		3,505	3,762
West Carrollton OH City School District GO	3.000%	12/1/44		2,545	2,567
West Carrollton OH City School District GO	4.000%	12/1/56		3,500	3,762

					456,276
Oklahoma (0.7%)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28		1,000	1,100
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30		1,900	2,062
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31		1,000	1,077
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37		7,390	7,647
Oklahoma Development Finance Authority Health System Revenue (OU Medicine Project)	5.500%	8/15/57		18,000	18,700
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.250%	8/15/43		10,750	11,158
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.250%	8/15/48		5,000	5,157
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.500%	8/15/52		15,070	15,758
Oklahoma Development Finance Authority Revenue (Gilcrease Expressway West Project)	1.625%	7/6/23		12,500	11,836
Oklahoma Development Finance Authority Revenue (Provident Oklahoma Education Resources Inc.)	5.000%	8/1/47		4,575	1,830
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35		620	671
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36		295	318
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38		3,500	3,978

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/34		4,000	4,428
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/42		4,500	4,908
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28		540	548
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29		400	404
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31		1,870	1,871
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32		700	696
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37		1,000	995
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45		2,250	2,176

						97,318
Oregon (0.5%)
	Clackamas & Washington Counties OR Joint School District No. 3 GO	0.000%	6/15/35		1,250	807
	Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30		2,120	2,604
	Clackamas County OR School District No. 62C Oregon City GO	5.000%	6/15/43		8,375	9,989
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/31		5,000	5,750
	Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32		3,600	3,992
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44		1,005	1,043
[6]	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31		5,825	3,898
[6]	Oregon State Business Development Division Revenue (RED Rock Biofuels LLC)	6.500%	4/1/31		12,550	8,398
	Port of Portland OR International Airport Revenue	5.000%	7/1/31		2,000	2,322
	Port of Portland OR International Airport Revenue	5.000%	7/1/32		1,650	1,901
	Port of Portland OR International Airport Revenue	5.000%	7/1/34		3,160	3,420
	Port of Portland OR International Airport Revenue	5.000%	7/1/37		2,870	3,147
	Port of Portland OR International Airport Revenue	5.000%	7/1/42		5,000	5,427
	Port of Portland OR International Airport Revenue	5.000%	7/1/47		5,000	5,390
	Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46		8,000	8,718
	Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46		2,250	1,906

						68,712
Pennsylvania (6.9%)
	Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35		1,985	2,008
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/32		2,500	2,923
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/36		3,125	3,263
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/37		4,680	4,869
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	4.000%	7/15/38		4,000	4,148
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31	(4)	1,000	1,115
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32	(4)	1,385	1,535
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33	(4)	2,000	2,209
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		2,650	2,762
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33		1,250	1,234
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		14,500	14,940
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42		12,850	12,353
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	4.000%	11/1/32		1,020	972
	Berks County PA Industrial Development Authority Health System Revenue (Tower Health Project)	5.000%	11/1/50		10,300	10,309
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/32		445	448
	Berks County PA Industrial Development Authority Healthcare Facilities Revenue (Highlands at Wyomissing)	5.000%	5/15/42		500	485
	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)	5.000%	11/1/44		6,000	6,116
	Berks County PA Municipal Authority University Revenue (Alvernia University Project)	4.000%	10/1/20		135	135
	Berks County PA Municipal Authority University Revenue (Alvernia University Project)	4.000%	10/1/22		390	386
	Berks County PA Municipal Authority University Revenue (Alvernia University Project)	4.000%	10/1/23		200	197
	Berks County PA Municipal Authority University Revenue (Alvernia University Project)	4.000%	10/1/29		980	915
	Berks County PA Municipal Authority University Revenue (Alvernia University Project)	5.000%	10/1/39		900	848
	Berks County PA Municipal Authority University Revenue (Alvernia University Project)	5.000%	10/1/49		1,225	1,102
	Blythe Township PA Solid Waste Authority Revenue	7.750%	12/1/37		3,000	3,165
	Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/25		865	918
	Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	5.000%	3/1/33		1,865	2,154
	Bucks County PA Industrial Development Authority Revenue (New Hope Manor Project)	4.000%	3/1/41		2,630	2,785
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42		4,000	4,630
	Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47		12,290	14,121
	Chester County PA Health & Education Facilities Authority Revenue (Simpson Senior Services Project)	5.000%	12/1/51		3,630	2,965
	Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	4.375%	3/1/28		275	253
	Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	5.000%	3/1/38		800	693

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chester County PA Industrial Development Authority Special Obligation Revenue (Woodlands at Greystone Project)	5.125%	3/1/48		1,050	864
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/34		8,250	9,325
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/39	(4)	4,625	4,755
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41		4,000	3,569
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.000%	1/1/45		3,000	2,518
Cumberland County PA Municipal Authority Revenue (Penn State Health Obligated Group)	4.000%	11/1/49		14,295	14,879
Delaware County PA Authority Revenue (Haverford College)	5.000%	10/1/42		4,000	4,608
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41		3,500	3,674
Doylestown PA Hospital Authority Revenue	4.000%	7/1/45		2,980	2,842
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46		2,000	2,064
Doylestown PA Hospital Authority Revenue	5.000%	7/1/49		4,640	4,798
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/35		1,060	1,090
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/39		1,625	1,657
East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project)	5.000%	7/1/46		3,175	3,214
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/29		195	188
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/38		1,000	891
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/39		385	340
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/43		1,200	1,035
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/49		500	419
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/53		1,900	1,570
Franklin County PA Industrial Development Authority Revenue (Menno-Haven Inc. Project)	5.000%	12/1/54		1,000	824
Lackawanna County PA Industrial Development Authority Revenue (University of Scranton)	4.000%	11/1/40		3,975	3,539
Lancaster County PA Hospital Authority Health System Revenue (University of Pennsylvania Health System)	5.000%	8/15/46		7,000	7,795
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37		1,500	1,340
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41		1,500	1,322
Lancaster County PA Hospital Authority Revenue (St. Anne’s Retirement Community Inc. Project)	5.000%	3/1/40		1,000	923
Lancaster County PA Hospital Authority Revenue (St. Anne’s Retirement Community Inc. Project)	5.000%	3/1/45		750	680
Lancaster County PA Hospital Authority Revenue (St. Anne’s Retirement Community Inc. Project)	5.000%	3/1/50		1,000	892
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		4,440	4,912
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32		2,710	2,453
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42		4,150	3,473
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33		2,940	3,094
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35		10,060	10,526
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/49		7,500	7,679
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40		3,530	3,777
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/35		2,000	2,073
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/38		1,160	1,189
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/39		2,545	2,582
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		8,160	8,159
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/51		4,750	4,738
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/51		1,375	1,482
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		3,640	3,807
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/36		11,300	12,019
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/45		10,035	10,305
Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.250%	1/15/46		1,730	1,775
Montgomery County PA Industrial Development Authority Revenue (Foulkeways at Gwynedd)	5.000%	12/1/46		1,750	1,678
Montgomery County PA Industrial Development Authority Revenue (Haverford School Project)	3.000%	3/1/49		3,500	3,228
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,500	2,738
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/21	(Prere.)	2,670	2,924
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/32		3,765	3,800

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/37		2,800	2,797
	Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian Homes Inc. Project)	5.000%	12/1/47		2,000	1,913
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40		5,000	4,485
	Montgomery County PA Industrial Development Authority Revenue (Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50		10,120	8,809
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.000%	7/1/45		1,600	1,470
	Moon Industrial Development Authority Pennsylvania Revenue (Baptist Home Society Obligated Group)	6.125%	7/1/50		15,000	13,851
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48		11,890	12,627
	Northampton County PA Industrial Development Authority Revenue (Morningstar Senior Living, Inc. Project)	5.000%	11/1/49		2,100	1,739
	Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37		765	717
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (National Gypsum Co.)	5.500%	11/1/44		5,000	4,562
	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38		4,000	4,072
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	12/31/25		225	238
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	6/30/26		870	924
	Pennsylvania Economic Development Financing Authority Revenue (Rapid Bridge Replacement Project)	5.000%	12/31/29		10,000	10,496
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	11/15/37		10,000	10,338
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24		9,300	9,075
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24		5,000	4,797
	Pennsylvania GO	5.000%	8/1/32		8,235	9,520
	Pennsylvania GO	5.000%	8/1/33		6,440	7,417
	Pennsylvania GO	4.000%	3/1/37	(15)	5,000	5,558
	Pennsylvania Higher Education Assistance Agency Revenue	2.450%	6/1/41		7,000	6,058
	Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	2/15/43		5,000	5,375
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50		14,140	14,918
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/39		1,500	1,620
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		5,000	5,654
	Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	4,000	4,131
	Pennsylvania Turnpike Commission Revenue	5.500%	12/1/23	(Prere.)	4,110	4,789
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27		30,000	34,526
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		10,010	11,455
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31		10,015	11,402
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		9,205	10,445
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		5,000	5,674
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		4,000	4,674
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35		12,475	14,525
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36		5,000	5,445
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37		6,245	6,884
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		1,280	1,457
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		12,000	13,251
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		18,275	21,003
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		13,045	14,261
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		6,400	6,986
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		16,415	17,972
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		11,225	12,338
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		17,050	18,640
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		5,000	5,524
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		9,500	10,711
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		5,400	6,072
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		8,025	9,236
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45		3,500	3,850
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		10,530	11,439
	Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		5,000	5,542
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47		10,000	11,196
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		8,005	8,308
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49		5,000	5,723
[1]	Pennsylvania Turnpike Commission Revenue, 5.125% coupon rate effective 6/1/2024	0.000%	12/1/39		8,000	7,741
	Philadelphia PA Airport Revenue	5.000%	7/1/33		2,500	2,801
	Philadelphia PA Airport Revenue	5.000%	7/1/34		5,680	6,347

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Airport Revenue	5.000%	7/1/35		7,680	8,550
	Philadelphia PA Airport Revenue	5.000%	7/1/37		4,000	4,425
	Philadelphia PA Airport Revenue	5.000%	7/1/42		7,350	8,044
	Philadelphia PA Airport Revenue	5.000%	7/1/47		5,000	5,432
	Philadelphia PA Authority for Industrial Development Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/39		1,840	1,661
	Philadelphia PA Authority for Industrial Development Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/49		2,775	2,405
	Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27		5,000	5,888
	Philadelphia PA Authority for Industrial Development Revenue (Independence Charter School)	5.000%	6/15/39		500	446
	Philadelphia PA Authority for Industrial Development Revenue (Independence Charter School)	5.000%	6/15/50		1,750	1,465
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42		6,600	7,067
	Philadelphia PA Gas Works Revenue	5.000%	8/1/26		3,545	4,158
	Philadelphia PA Gas Works Revenue	5.000%	8/1/27		2,000	2,338
	Philadelphia PA Gas Works Revenue	5.000%	8/1/28		2,000	2,332
	Philadelphia PA Gas Works Revenue	5.000%	10/1/30		4,200	4,996
	Philadelphia PA Gas Works Revenue	5.000%	10/1/32		3,335	3,939
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33		1,000	1,153
	Philadelphia PA Gas Works Revenue	5.000%	8/1/34		1,000	1,146
	Philadelphia PA Gas Works Revenue	4.000%	10/1/35		1,845	1,965
	Philadelphia PA Gas Works Revenue	4.000%	10/1/36		1,750	1,858
	Philadelphia PA Gas Works Revenue	5.000%	8/1/42		6,300	7,049
	Philadelphia PA Gas Works Revenue	5.000%	8/1/47		9,255	10,281
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/33		1,000	1,054
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34		1,000	1,051
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/36		5,850	6,071
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.625%	7/1/42		7,930	8,176
	Philadelphia PA School District GO	5.000%	9/1/32		1,500	1,806
	Philadelphia PA School District GO	5.000%	9/1/34		2,450	2,913
	Philadelphia PA School District GO	5.000%	9/1/36		2,200	2,600
	Philadelphia PA School District GO	5.000%	9/1/38		1,250	1,473
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		3,610	3,996
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42		7,905	9,144
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/49		10,000	11,740
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/52		2,500	2,863
	Philadelphia PA Water & Wastewater Revenue	5.250%	10/1/52		7,000	8,132
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54		8,000	9,366
	Pittsburgh PA GO	5.000%	9/1/25		500	587
	Pittsburgh PA GO	5.000%	9/1/27		635	776
	Pittsburgh PA GO	5.000%	9/1/28		590	731
	Pittsburgh PA GO	4.000%	9/1/32		500	561
	Pittsburgh PA GO	4.000%	9/1/33		500	558
	Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue (St. Luke’s Hospital Obligated Group)	5.000%	8/15/40		8,125	8,719
	Quakertown PA General Authority Health Facilities Revenue (LifeQuest Obligated Group)	3.125%	7/1/21		8,365	8,130
	Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	(15)	10,000	9,575
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/35		1,000	950
	Susquehanna PA Area Regional Airport Authority System Revenue	5.000%	1/1/38		1,500	1,395
	Washington County PA Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23		905	888
[2]	Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35		35,000	36,954
						977,167
Puerto Rico (1.1%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/24		5,380	5,319
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		55	52
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37		95	90
[3]	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		5,225	4,912
[6]	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/23		3,735	2,218
[6]	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/25		4,000	2,375
[6]	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/26		2,500	1,484
[6]	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/28		1,000	594
[6]	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/28		3,000	1,781
[6]	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/29		4,900	2,909
[6]	Puerto Rico Electric Power Authority Power Revenue	5.000%	7/1/32		3,230	1,918
[6]	Puerto Rico Electric Power Authority Power Revenue	5.250%	7/1/40		7,995	4,747
[6]	Puerto Rico GO	8.000%	7/1/35		4,500	2,610
	Puerto Rico Highway & Transportation Authority Transportation Revenue	5.250%	7/1/41	(12)	5,000	5,245
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		8,377	7,129

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		8,461	6,373
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		29,658	20,268
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33		528	287
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		64,667	57,749
Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40		196	180
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/46		5,023	1,174
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/51		4,092	711
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58		22,403	20,993
					151,118
Rhode Island (0.6%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41		1,000	1,050
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Providence College)	5.000%	11/1/42		2,000	2,171
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Providence College)	5.000%	11/1/47		8,350	9,007
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/28		2,505	3,009
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/29		5,170	6,189
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/30		2,105	2,512
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/31		1,000	1,115
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/32		1,270	1,414
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/33		1,350	1,501
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/34		1,325	1,470
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/35		1,000	1,091
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/35		1,685	1,839
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/36		1,000	1,088
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/36		1,590	1,729
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/37		1,250	1,355
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	4.000%	9/15/37		1,270	1,377
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/31		4,500	4,584
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England Health System Obligated Group)	5.000%	9/1/36		8,500	8,470
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue (Providence Public Buildings Authority)	5.000%	5/15/27	(4)	10,040	11,606
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/22		875	941
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/23		750	824
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/24		1,350	1,512
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25		850	970
Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31		2,190	2,159
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29		4,530	4,842
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30		4,000	4,250
					78,075
South Carolina (1.9%)
Berkeley County SC Special Assessment Revenue	4.375%	11/1/49		1,500	1,134
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/49		10,000	12,284
Florence SC Water & Sewer Revenue	3.000%	9/1/35		4,370	4,523
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/38		7,650	8,143
Greenwood County SC Hospital Revenue (Self Regional Healthcare)	4.000%	10/1/39		1,500	1,593
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41		11,110	12,080
[4] Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24		8,260	8,758
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34	(4)	10,000	10,400
Rock Hill SC Utility System Revenue	5.000%	1/1/32		640	790
Rock Hill SC Utility System Revenue	5.000%	1/1/33		1,020	1,250
Rock Hill SC Utility System Revenue	5.000%	1/1/35		1,120	1,362
Rock Hill SC Utility System Revenue	4.000%	1/1/36		1,500	1,675
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25		2,180	2,473

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47		7,500	8,192
South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	4.250%	5/1/48		4,880	4,865
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46		15,000	16,022
South Carolina Jobs Economic Development Authority Revenue (Woodlands at Furman Project)	5.000%	11/15/42		585	518
South Carolina Jobs Economic Development Authority Revenue (Woodlands at Furman Project)	5.000%	11/15/54		1,000	844
South Carolina Ports Authority Revenue	5.250%	7/1/25	(Prere.)	1,765	2,128
South Carolina Ports Authority Revenue	5.250%	7/1/25	(Prere.)	8,480	10,226
South Carolina Ports Authority Revenue	5.000%	7/1/27		4,000	4,635
South Carolina Ports Authority Revenue	5.000%	7/1/28		2,000	2,348
South Carolina Ports Authority Revenue	5.000%	7/1/29		2,040	2,381
South Carolina Ports Authority Revenue	5.000%	7/1/30		2,000	2,320
South Carolina Public Service Authority Revenue	5.000%	12/1/26		5,000	5,430
South Carolina Public Service Authority Revenue	5.000%	12/1/30		3,755	3,865
South Carolina Public Service Authority Revenue	5.000%	12/1/30		1,110	1,218
South Carolina Public Service Authority Revenue	5.000%	12/1/31		2,310	2,473
South Carolina Public Service Authority Revenue	5.000%	12/1/31		1,150	1,239
South Carolina Public Service Authority Revenue	5.000%	12/1/31		3,790	4,137
South Carolina Public Service Authority Revenue	5.000%	12/1/31		2,150	2,362
South Carolina Public Service Authority Revenue	5.500%	12/1/33		1,305	1,393
South Carolina Public Service Authority Revenue	5.000%	12/1/35		7,940	8,408
South Carolina Public Service Authority Revenue	5.000%	12/1/35		990	1,065
South Carolina Public Service Authority Revenue	5.000%	12/1/36		5,030	5,426
South Carolina Public Service Authority Revenue	5.000%	12/1/36		11,130	11,415
South Carolina Public Service Authority Revenue	5.000%	12/1/37		3,685	3,946
South Carolina Public Service Authority Revenue	5.000%	12/1/38		5,745	5,987
South Carolina Public Service Authority Revenue	5.000%	12/1/38		410	427
South Carolina Public Service Authority Revenue	5.000%	12/1/38		11,125	11,888
South Carolina Public Service Authority Revenue	5.000%	12/1/38		50	52
South Carolina Public Service Authority Revenue	5.000%	12/1/39		5,000	5,258
South Carolina Public Service Authority Revenue	5.000%	12/1/43		8,650	8,865
South Carolina Public Service Authority Revenue	5.125%	12/1/43		540	562
South Carolina Public Service Authority Revenue	5.000%	12/1/46		9,265	9,665
South Carolina Public Service Authority Revenue	5.000%	12/1/48		1,110	1,147
South Carolina Public Service Authority Revenue	5.000%	12/1/49		12,120	12,575
South Carolina Public Service Authority Revenue	5.000%	12/1/50		10,550	11,032
South Carolina Public Service Authority Revenue	5.000%	12/1/55		2,600	2,713
South Carolina Public Service Authority Revenue	5.250%	12/1/55		5,195	5,506
South Carolina Public Service Authority Revenue	5.000%	12/1/56		9,600	10,127
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	6/1/22	(Prere.)	1,210	1,315
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/30		1,355	1,407
Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/32		3,680	3,825
					265,672
South Dakota (0.3%)
Rapid City SD Sales Tax Revenue	4.000%	12/1/48		7,500	7,976
South Dakota Building Authority Revenue	5.000%	6/1/23	(Prere.)	4,000	4,490
South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/40		10,000	11,212
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37		10,000	10,420
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44		5,000	5,305
					39,403
Tennessee (1.2%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31		3,400	2,943
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37		1,750	1,401
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47		3,485	2,539
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/23	(Prere.)	6,500	7,223
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/31		2,000	2,252
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/33		1,385	1,539
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/36		1,000	1,010
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	4.000%	8/1/37		1,700	1,707
Chattanooga TN Health Educational & Housing Facility Board Revenue (CommonSpirit Health)	5.000%	8/1/49		12,385	13,136
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39		7,600	7,357
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44		10,280	9,481
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (East Tennessee Children’s Hospital)	4.000%	11/15/48		5,000	5,119
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	4/1/36		2,000	2,186
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/34		450	467
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/39		900	917

High-Yield Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Trevecca Nazarene University)	5.000%	10/1/48		1,800	1,806
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40		4,000	4,349
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46		5,000	5,387
	Metropolitan Government of Nashville & Davidson County TN Industrial Development Board Revenue (Waste Management Inc. Tennessee Project) PUT	2.850%	8/2/21		3,000	3,007
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/29		4,000	4,759
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/30		3,500	4,182
	Metropolitan Nashville TN Airport Authority Revenue	4.000%	7/1/54		5,250	5,458
	Metropolitan Nashville TN Airport Authority Revenue	4.000%	7/1/54		5,000	5,049
	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24		25,725	28,619
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22		1,010	1,052
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23		2,190	2,314
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23		1,665	1,786
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24		5,875	6,296
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26		3,535	3,959
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27		16,325	18,119
[4]	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25		11,020	11,714
	Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38		310	319
	Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39		1,320	1,368
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/44		5,385	6,557
						175,377
Texas (6.5%)
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28		1,200	1,175
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/28		600	581
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29		1,175	1,141
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/29		500	479
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30		1,025	984
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/30		500	473
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/31		1,200	1,140
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/32		850	785
	Austin Convention Enterprises Inc. Texas Convention Center Revenue	5.000%	1/1/34		475	429
	Austin TX Airport System Revenue	5.000%	11/15/25		1,000	1,131
	Austin TX Airport System Revenue	5.000%	11/15/26		1,200	1,375
	Austin TX Airport System Revenue	5.000%	11/15/27		1,750	2,028
	Austin TX Airport System Revenue	5.000%	11/15/28		2,255	2,633
	Austin TX Airport System Revenue	5.000%	11/15/31		1,035	1,157
	Austin TX Airport System Revenue	5.000%	11/15/31		1,000	1,152
	Austin TX Airport System Revenue	5.000%	11/15/33		1,155	1,280
	Austin TX Airport System Revenue	5.000%	11/15/39		5,890	6,337
	Brownsville TX Utility System Revenue	4.000%	9/1/30		10,000	10,813
	Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	1,500	1,554
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32		4,090	2,560
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33		3,000	1,797
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		6,590	6,872
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33		1,300	1,395
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34		1,350	1,446
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35		1,650	1,767
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36		1,375	1,470
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41		6,000	5,851
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43		750	776
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		1,000	1,057
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46		7,000	7,405
	Cleveland TX Independent School District GO	4.000%	2/15/52		15,000	16,984
	Clifton TX Higher Education Finance Corp. Revenue (International Leadership)	6.000%	8/15/38		6,500	6,659
	Clifton TX Higher Education Finance Corp. Revenue (International Leadership)	6.125%	8/15/48		14,000	14,260
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		8,200	9,305
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/33		5,065	5,787
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/34		5,175	5,891
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	7,085	7,225
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	7,085	7,230
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	11,000	11,226
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	3,780	3,858
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		16,000	16,511
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		10,000	10,300
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42		16,940	17,448
	Fort Worth TX GO	4.000%	3/1/32		4,520	5,092
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/23	(Prere.)	8,000	9,180

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.450% coupon rate effective 10/1/2023	0.000%	10/1/34	19,625	21,369
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,503
	Harris County TX GO	5.000%	8/15/34	1,670	1,976
	Harris County TX GO	5.000%	8/15/35	5,015	5,914
	Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	499
	Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	497
	Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,092
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,193
	Houston TX Airport System Revenue	5.000%	7/15/28	3,000	2,981
	Houston TX Airport System Revenue	5.000%	7/1/31	900	945
	Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,240
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24	17,500	17,419
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29	13,150	13,025
	Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,064
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,353
	Kaufman TX GO	4.000%	2/15/45	1,750	1,926
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/38	3,115	3,757
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,420	1,692
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/29	1,055	1,252
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	1,385	1,635
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/44	5,000	5,726
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/45	9,500	10,627
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	245	229
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/30	1,000	839
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/30	1,250	1,060
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/36	500	384
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.125%	2/15/42	2,750	1,994
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/43	2,000	2,037
	Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/48	3,675	3,721
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Legacy Preparatory Charter Academy)	6.000%	8/15/37	6,530	6,245
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Legacy Preparatory Charter Academy)	6.000%	8/15/47	4,475	4,084
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.500%	1/1/43	4,370	4,513
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/36	3,750	4,037
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children’s Health System of Texas Obligated Group)	4.000%	8/15/37	2,500	2,675
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Midtown Park Inc. Obligated Group)	5.500%	7/1/54	9,180	7,074
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,268
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	2,626
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	4,087
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/31	850	811
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/36	1,550	1,452
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.000%	11/15/46	6,600	5,881
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/46	2,500	1,789

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (MRC Crestview Project)	5.500%	11/15/52	2,150	1,496
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	454
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,668
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,037
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,008
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Children’s Health System of Texas Project)	4.000%	8/15/35	3,000	3,251
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/35	1,500	1,541
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project)	5.000%	4/1/47	4,000	4,039
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/35	4,200	3,415
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Texas A&M University Project)	5.000%	7/1/47	15,500	12,047
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	5,981
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,008
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	7,700	7,779
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	4,150	4,182
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	20,035
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,254
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	12,020	12,564
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	4,845	6,043
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	10,000	10,880
	North Texas Tollway Authority System Revenue	5.000%	1/1/42	8,000	8,312
	North Texas Tollway Authority System Revenue	5.000%	1/1/48	35,700	39,147
[3]	Northwest Independent School District Texas GO	4.000%	2/15/45	9,000	10,143
	Pearland TX Independent School District GO	5.250%	2/15/32	10,000	11,973
	Port Beaumont TX Navigation District Dock & Wharf Facilities Revenue (Jefferson Gulf Coast Energy Project)	3.625%	1/1/35	2,720	2,223
	Port Beaumont TX Navigation District Dock & Wharf Facilities Revenue (Jefferson Gulf Coast Energy Project)	4.000%	1/1/50	3,875	2,867
	Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46	2,250	2,294
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,189
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,790	8,665
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,135
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47	4,755	5,507
	San Antonio TX GO	4.000%	8/1/34	4,060	4,625
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Air Force Villages Project)	5.000%	5/15/37	6,000	5,564
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	4.500%	11/15/23	1,045	1,010
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	6.750%	11/15/47	2,000	2,021
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Buckner Senior Living Inc.)	6.750%	11/15/52	2,500	2,519
[6]	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Corpus Christi, Mirador Senior Living Inc.)	4.125%	11/15/28	2,825	28
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/43	5,925	6,410
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	1,120	1,157
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	1,170	1,230
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24	1,645	1,727
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	7,500	8,417
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	17,292
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,194
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	6,995	8,138
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	3,817
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	2,970	3,099
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	4,355	4,535
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30	425	442
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	20,106
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	10,053
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	13,175	14,627
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	2,640	2,651
	Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	27,288
	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40	4,450	4,399

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45		5,000	4,838
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50		6,000	5,737
Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	5.000%	6/30/58		50,000	52,162
Texas Transportation Commission Revenue	0.000%	8/1/34		1,300	692
Texas Transportation Commission Revenue	0.000%	8/1/35		1,200	606
Texas Transportation Commission Revenue	0.000%	8/1/36		1,000	478
Texas Transportation Commission Revenue	5.000%	8/1/57		13,000	13,220
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		6,280	6,570
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		31,900	33,264
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		17,925	18,580
Texas Water Development Board Revenue	4.000%	10/15/33		5,085	5,778
University of Houston Texas Revenue	5.000%	2/15/37		7,200	8,308
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/35	(15)	1,600	1,767
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/37	(15)	1,500	1,644
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41	(15)	2,750	2,983
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/45	(15)	1,700	1,824
Ysleta TX Independent School District GO	4.000%	8/15/52		10,000	11,170
					912,597
Utah (0.8%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42		16,000	17,510
Salt Lake City UT Airport Revenue	5.000%	7/1/47		45,425	49,353
Salt Lake City UT Airport Revenue	5.000%	7/1/48		8,500	9,301
Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/41		16,500	18,733
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29		1,265	1,399
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		4,500	4,939
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31		4,015	4,360
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	(15)	5,110	6,086
					111,681
Vermont (0.2%)
University of Vermont & State Agricultural College GO	5.000%	10/1/35		1,350	1,714
University of Vermont & State Agricultural College GO	5.000%	10/1/36		1,375	1,753
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41		6,800	6,990
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46		5,800	5,917
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/37		1,500	1,645
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/38		1,785	1,953
Vermont Educational & Health Buildings Financing Agency Revenue (University of Vermont Health Network)	5.000%	12/1/39		1,130	1,234
Vermont Housing Finance Agency Revenue	4.125%	11/1/42		185	187
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/25		1,010	1,132
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/26		1,375	1,566
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/27		850	965
Vermont Student Assistance Corp. Education Loan Revenue	5.000%	6/15/28		1,325	1,500
Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/31		1,250	1,300
Vermont Student Assistance Corp. Education Loan Revenue	4.000%	6/15/32		1,250	1,293
[4] Vermont Student Assistance Corp. Education Loan Revenue, 3M USD LIBOR + 3.000%	4.437%	12/3/35		4,247	4,040
					33,189
Virgin Islands (0.2%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/21		250	251
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29		3,500	3,336
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33		4,695	4,344
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/44		5,410	5,018
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30		5,000	5,497
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33		3,000	3,254
					21,700
Virginia (1.7%)
Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue (Portals West Apartment)	8.250%	4/1/32	(ETM)	370	504
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51		13,500	14,190
[1] Chesapeake VA Toll Road Revenue, 4.875% coupon rate effective 7/15/2023	0.000%	7/15/40		7,800	6,933
Chesterfield County VA Economic Development Authority Public Facilities Revenue	4.000%	4/1/30		1,550	1,843
Chesterfield County VA Economic Development Authority Public Facilities Revenue	4.000%	4/1/31		2,035	2,405
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue (Brandermill Woods Project)	5.125%	1/1/43		4,750	4,282
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/29		1,425	1,558
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/30		2,000	2,179

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,252
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,077
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/42	5,550	5,025
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/48	1,435	1,280
	Hanover County VA Economic Development Authority Residential Care Facility Revenue (Covenant Woods)	5.000%	7/1/51	1,690	1,498
	Lexington VA Industrial Development Authority Residential Care Facility Revenue (Kendall at Lexington Corp.)	4.000%	1/1/31	750	678
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	4,788
[2]	Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	18,049
	Norfolk VA GO	5.000%	8/1/29	4,250	5,426
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	5.000%	1/1/49	2,500	2,321
	Norfolk VA Redevelopment & Housing Authority Revenue (Fort Norfolk Retirement Community Inc.)	5.250%	1/1/54	3,400	3,270
	Peninsula Town Center Community Development Authority Virginia Revenue	5.000%	9/1/45	2,300	2,220
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,721
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	999
	Prince William County VA Industrial Development Agency Revenue (Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	3,838
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	4.000%	7/1/51	13,000	13,447
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	2,150	2,578
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	998
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,186
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,882
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,500
	Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	8,000	6,838
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/32	7,340	9,384
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/33	7,715	9,762
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	12,625
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	12,477
	Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	13,189
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	11,542
	Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	15,000	15,055
	Virginia Small Business Financing Authority Revenue (Transform 66 P3 Project)	5.000%	12/31/56	46,075	46,154
					245,953
Washington (1.3%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,197
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/36	1,175	1,330
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/38	1,505	1,692
	Port of Seattle WA Revenue	5.000%	4/1/26	4,165	4,785
	Port of Seattle WA Revenue	5.000%	5/1/26	900	1,035
	Port of Seattle WA Revenue	5.000%	4/1/27	6,835	7,939
	Port of Seattle WA Revenue	5.000%	5/1/29	4,000	4,559
	Port of Seattle WA Revenue	5.000%	5/1/30	9,215	10,443
	Port of Seattle WA Revenue	5.000%	5/1/31	8,000	9,024
	Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,708
	Port of Seattle WA Revenue	5.000%	5/1/33	5,500	6,134
	Port of Seattle WA Revenue	5.000%	5/1/34	2,500	2,781
	Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,633
	Port of Seattle WA Revenue	5.000%	5/1/35	3,680	4,078
	Port of Seattle WA Revenue	5.000%	5/1/35	10,000	11,083
	Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,346
	Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,367
	Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,858
	Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	2,016
	Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,003
[3]	Washington GO	5.000%	6/1/40	4,000	4,830
[3]	Washington GO	5.000%	6/1/41	4,000	4,797
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/39	4,500	4,766
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	5,510	5,938
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/37	4,735	5,059
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	4.000%	5/1/38	4,720	5,029

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/42		3,950	4,246
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/45		3,800	4,058
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40		4,040	4,241
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	6.750%	7/1/35		820	810
Washington Housing Finance Commission Multi-Family Housing Revenue (Heron’s Key Obligated Group)	7.000%	7/1/45		2,000	1,942
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/36		2,125	1,943
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/46		4,500	3,831
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/51		7,300	6,087
Washington Housing Finance Commission Multi-Family Housing Revenue (Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/55		1,000	822
Washington Housing Finance Commission Revenue (Rockwood Retirement Communities Project)	5.000%	1/1/55		9,020	7,043
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31		1,910	1,807
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36		1,100	983
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41		1,100	940
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46		2,500	2,069
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51		5,800	4,702
					187,954
West Virginia (0.5%)
Harrison County WV County Commission Revenue (Monongahela Power Company) PUT	3.000%	10/15/21		10,000	10,153
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue (Appalachian Power Co. - Amos Project)	5.375%	12/1/38		2,500	2,530
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	4.125%	1/1/47		4,980	4,707
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38		5,130	5,445
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44		5,000	5,288
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	4.000%	6/1/51		7,500	7,655
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/52		7,500	8,087
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44		2,250	2,381
West Virginia Hospital Finance Authority Hospital Revenue (Valley Health System Obligated Group)	5.000%	1/1/44		2,000	2,175
West Virginia Hospital Finance Authority Hospital Revenue (West Virginia University Health System Obligated Group)	5.000%	6/1/47		6,985	7,515
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/39		1,135	1,367
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/43		5,250	6,258
West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33		1,540	1,609
					65,170
Wisconsin (2.2%)
Middleton Cross Plains WI Area School District GO	4.000%	3/1/31		4,480	5,083
Middleton Cross Plains WI Area School District GO	4.000%	3/1/32		4,880	5,494
Monona Grove WI School District Building & Improvement GO	3.000%	5/1/33	(4)	4,075	4,305
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42		3,000	3,053
Public Finance Authority WI Retirement Community Revenue (Evergreens Obligated Group)	5.000%	11/15/44		1,750	1,669
Public Finance Authority WI Retirement Community Revenue (Evergreens Obligated Group)	5.000%	11/15/49		1,400	1,322
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/20	(Prere.)	5,675	5,717
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	4.000%	12/1/44		1,900	1,958
Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital)	4.000%	12/1/49		3,100	3,177
Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/37		1,110	970
Wisconsin Health & Educational Facilities Authority Revenue (Benevolent Corp. Cedar Community)	5.000%	6/1/41		955	810
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/36		4,715	5,124
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	4.000%	8/15/37		5,905	6,399
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46		20,425	21,766
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39		20,000	21,552
Wisconsin Health & Educational Facilities Authority Revenue (Senior Housing Inc.)	5.250%	8/1/48		10,000	8,482
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/39		1,950	1,738
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/46		2,000	1,703
Wisconsin Health & Educational Facilities Authority Revenue (St. Camillus Health System Obligated Group)	5.000%	11/1/54		3,500	2,888
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34		9,300	10,166
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44		3,155	3,380
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/49		15,000	15,495

High-Yield Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23		4,500	4,539
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22		5,815	5,854
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		12,000	12,122
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28		3,050	3,133
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		6,825	6,818
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42		4,500	4,517
Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46		16,250	17,142
Wisconsin Public Finance Authority Education Revenue (Corvian Community School Inc.)	5.000%	6/15/37		1,930	1,737
Wisconsin Public Finance Authority Education Revenue (Corvian Community School Inc.)	5.125%	6/15/47		2,130	1,821
Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	4.000%	6/15/29		650	619
Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	5.000%	6/15/39		820	754
Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	5.000%	6/15/49		1,040	913
Wisconsin Public Finance Authority Education Revenue (North Carolina Leadership Academy)	5.000%	6/15/54		1,365	1,171
Wisconsin Public Finance Authority Education Revenue (Wilson Preparatory Academy)	5.000%	6/15/39		500	442
Wisconsin Public Finance Authority Education Revenue (Wilson Preparatory Academy)	5.000%	6/15/49		1,100	919
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30		10,000	10,008
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35		7,000	5,874
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/43		3,100	3,236
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/48		3,225	3,350
Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University Project)	5.000%	5/1/42		1,100	1,128
Wisconsin Public Finance Authority Higher Educational Facilities Revenue (Gannon University Project)	5.000%	5/1/47		1,100	1,124
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31		3,000	3,307
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32		4,745	5,207
Wisconsin Public Finance Authority Hospital Revenue (WakeMed Hospital)	5.000%	10/1/44		12,500	13,907
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/37		625	569
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (Whitestone)	5.000%	3/1/52		1,800	1,506
Wisconsin Public Finance Authority Retirement Facilities Revenue (Penick Village Obligated Group)	5.000%	9/1/39		770	655
Wisconsin Public Finance Authority Retirement Facilities Revenue (Penick Village Obligated Group)	5.000%	9/1/49		1,455	1,167
Wisconsin Public Finance Authority Retirement Facilities Revenue (Penick Village Obligated Group)	5.000%	9/1/54		1,365	1,074
Wisconsin Public Finance Authority Revenue (American Dream at the Meadowlands Project)	6.250%	8/1/27		8,000	7,427
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/22		1,425	1,432
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/23		1,000	1,006
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.000%	6/1/36		1,500	1,416
Wisconsin Public Finance Authority Revenue (Bancroft NeuroHealth Obligated Group)	5.125%	6/1/48		5,000	4,490
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38		4,050	3,769
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37		1,000	1,010
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42		1,230	1,232
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47		1,225	1,213
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52		2,300	2,258
Wisconsin Public Finance Authority Special Facility Revenue (Million Air Two LLC Obligation Group)	7.125%	6/1/41		28,700	27,936
Wisconsin Public Finance Authority Student Housing Revenue (Beyond Boone LLC - Appalachian State University Project)	5.000%	7/1/54	(4)	1,700	1,880
Wisconsin Public Finance Authority Student Housing Revenue (Beyond Boone LLC - Appalachian State University Project)	5.000%	7/1/58	(4)	2,000	2,204
Wisconsin Public Finance Authority Student Housing Revenue (Western Carolina University Project)	5.250%	7/1/47		3,250	3,321
					307,458
Total Tax-Exempt Municipal Bonds (Cost $13,852,621)					13,700,177

High-Yield Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[7] Vanguard Municipal Cash Management Fund (Cost $341,091)	0.264%	3,411,120	341,180
Total Investments (99.3%) (Cost $14,193,712)			14,041,357
Other Assets and Liabilities—Net (0.7%)			104,290
Net Assets (100%)			14,145,647

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	Step bond.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $174,553,000, representing 1.2% of net assets.

3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.

4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	Non-income-producing security—security in default.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,852,621)	13,700,177
Affiliated Issuers (Cost $341,091)	341,180
Total Investments in Securities	14,041,357
Investment in Vanguard	768
Receivables for Investment Securities Sold	33,223
Receivables for Accrued Income	195,143
Receivables for Capital Shares Issued	19,561
Other Assets	477
Total Assets	14,290,529
Liabilities
Due to Custodian	11,446
Payables for Investment Securities Purchased	93,631
Payables for Capital Shares Redeemed	25,362
Payables for Distributions	11,687
Payables to Vanguard	2,756
Total Liabilities	144,882
Net Assets	14,145,647

At April 30, 2020, net assets consisted of:

Paid-in Capital	14,300,398
Total Distributable Earnings (Loss)	(154,751)
Net Assets	14,145,647

Investor Shares—Net Assets
Applicable to 180,599,715 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,984,549
Net Asset Value Per Share—Investor Shares	$10.99

Admiral Shares—Net Assets
Applicable to 1,106,694,737 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,161,098
Net Asset Value Per Share—Admiral Shares	$10.99

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	274,955
Total Income	274,955
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,007
Management and Administrative—Investor Shares	1,537
Management and Administrative—Admiral Shares	4,744
Marketing and Distribution—Investor Shares	188
Marketing and Distribution—Admiral Shares	515
Custodian Fees	28
Shareholders’ Reports—Investor Shares	65
Shareholders’ Reports—Admiral Shares	94
Trustees’ Fees and Expenses	5
Total Expenses	8,183
Net Investment Income	266,772
Realized Net Gain (Loss)
Investment Securities Sold[1]	12,522
Futures Contracts	(5,605)
Realized Net Gain (Loss)	6,917
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,069,091)
Futures Contracts	158
Change in Unrealized Appreciation (Depreciation)	(1,068,933)
Net Increase (Decrease) in Net Assets Resulting from Operations	(795,244)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,456,000, ($72,000), and $68,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	266,772	507,744
Realized Net Gain (Loss)	6,917	66,122
Change in Unrealized Appreciation (Depreciation)	(1,068,933)	882,531
Net Increase (Decrease) in Net Assets Resulting from Operations	(795,244)	1,456,397
Distributions[1]
Investor Shares	(44,191)	(71,233)
Admiral Shares	(274,844)	(438,563)
Total Distributions	(319,035)	(509,796)
Capital Share Transactions
Investor Shares	(102,955)	318,867
Admiral Shares	(682,390)	1,957,022
Net Increase (Decrease) from Capital Share Transactions	(785,345)	2,275,889
Total Increase (Decrease)	(1,899,624)	3,222,490
Net Assets
Beginning of Period	16,045,271	12,822,781
End of Period	14,145,647	16,045,271

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.76	$10.99	$11.37	$11.47	$11.20	$11.23
Investment Operations
Net Investment Income	.188[1]	.399[1]	.418[1]	.427[1]	.413	.414
Net Realized and Unrealized Gain (Loss) on Investments	(.732)	.773	(.377)	(.108)	.270	(.030)
Total from Investment Operations	(.544)	1.172	.041	.319	.683	.384
Distributions
Dividends from Net Investment Income	(.189)	(.402)	(.421)	(.419)	(.413)	(.414)
Distributions from Realized Capital Gains	(.037)	—	—	—	—	—
Total Distributions	(.226)	(.402)	(.421)	(.419)	(.413)	(.414)
Net Asset Value, End of Period	$10.99	$11.76	$10.99	$11.37	$11.47	$11.20

Total Return[2]	-4.73%	10.81%	0.35%	2.91%	6.15%	3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,985	$2,245	$1,790	$1,904	$1,980	$1,614
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.24%	3.48%	3.72%	3.80%	3.59%	3.69%
Portfolio Turnover Rate	14%	16%	17%	21%	19%	21%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.76	$10.99	$11.37	$11.47	$11.20	$11.23
Investment Operations
Net Investment Income	.192[1]	.408[1]	.427[1]	.437[1]	.425	.423
Net Realized and Unrealized Gain (Loss) on Investments	(.732)	.773	(.377)	(.106)	.270	(.030)
Total from Investment Operations	(.540)	1.181	.050	.331	.695	.393
Distributions
Dividends from Net Investment Income	(.193)	(.411)	(.430)	(.431)	(.425)	(.423)
Distributions from Realized Capital Gains	(.037)	—	—	—	—	—
Total Distributions	(.230)	(.411)	(.430)	(.431)	(.425)	(.423)
Net Asset Value, End of Period	$10.99	$11.76	$10.99	$11.37	$11.47	$11.20

Total Return[2]	-4.69%	10.90%	0.43%	3.01%	6.26%	3.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,161	$13,801	$11,032	$10,429	$9,231	$7,398
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.56%	3.80%	3.90%	3.69%	3.77%
Portfolio Turnover Rate	14%	16%	17%	21%	19%	21%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings

High-Yield Tax-Exempt Fund

under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $768,000, representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	13,700,177	—	13,700,177
Temporary Cash Investments	341,180	—	—	341,180
Total	341,180	13,700,177	—	14,041,357

High-Yield Tax-Exempt Fund

D. As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	14,202,705
Gross Unrealized Appreciation	299,253
Gross Unrealized Depreciation	(460,601)
Net Unrealized Appreciation (Depreciation)	(161,348)

E. During the six months ended April 30, 2020, the fund purchased $2,209,424,000 of investment securities and sold $2,737,088,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	492,039	41,959	838,583	73,204
Issued in Lieu of Cash Distributions	37,349	3,205	60,071	5,223
Redeemed	(632,343)	(55,355)	(579,787)	(50,576)
Net Increase (Decrease)—Investor Shares	(102,955)	(10,191)	318,867	27,851
Admiral Shares
Issued	2,024,647	173,668	3,614,367	315,194
Issued in Lieu of Cash Distributions	195,070	16,736	305,800	26,588
Redeemed	(2,902,107)	(256,738)	(1,963,145)	(172,724)
Net Increase (Decrease)—Admiral Shares	(682,390)	(66,334)	1,957,022	169,058

G. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard High-Yield Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard Short-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard High-Yield Tax-Exempt Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q952 062020

Semiannual Report | April 30, 2020 Vanguard Tax-Exempt Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	153

Liquidity Risk Management	155

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$986.53	$0.30
Admiral™ Shares	1,000.00	986.21	0.44
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.56	$0.30
Admiral Shares	1,000.00	1,024.42	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Tax-Exempt Bond Index Fund

Fund Allocation

As of April 30, 2020

New York	21.5%
California	15.4
Texas	10.2
Massachusetts	5.2
Illinois	4.7
New Jersey	4.6
Pennsylvania	4.0
Florida	3.7
Washington	3.2
Maryland	2.1
Arizona	2.1
Georgia	2.0
District of Columbia	1.9
Connecticut	1.6
Michigan	1.5
Colorado	1.5
Ohio	1.4
Virginia	1.3
North Carolina	1.1
Oregon	1.0
Other	10.0

The table reflects the fund’s investments, except for short-term investments.

3

Tax-Exempt Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.4%)
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/21		195	205
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/22	(Prere.)	165	181
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/22	(Prere.)	290	319
Alabama Federal Aid Highway Finance Authority GAN	5.000%	9/1/27		1,150	1,315
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/28		720	821
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30		1,980	2,267
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	9/1/32		555	601
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/36		680	790
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	4.000%	6/1/37		1,250	1,373
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	6/1/37		140	165
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/22	(Prere.)	390	429
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20	(Prere.)	100	102
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23		830	911
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/25		455	527
Alabama Public School & College Authority Revenue	5.000%	1/1/21		920	944
Alabama Public School & College Authority Revenue	5.000%	1/1/26		3,315	3,837
Alabama Public School & College Authority Revenue	5.000%	1/1/27		1,560	1,804
Auburn University Alabama General Fee Revenue	5.000%	6/1/28		360	431
Auburn University Alabama General Fee Revenue	4.000%	6/1/41		2,945	3,156
Birmingham AL Airport Authority Revenue	5.250%	7/1/30	(4)	170	171
Birmingham AL Airport Authority Revenue	5.500%	7/1/40	(4)	140	141

4

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/21	(Prere.)	1,460	1,502
Birmingham AL Water Works Board Water Revenue	4.000%	1/1/36		250	272
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43		1,890	2,164
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/48		1,315	1,476
Jefferson County AL Board of Education GO	5.000%	2/1/46		2,165	2,512
Jefferson County AL Revenue	5.000%	9/15/33		500	590
Jefferson County AL Revenue	5.000%	9/15/34		250	294
Jefferson County AL Revenue	5.000%	9/15/35		250	293
					29,593
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27		170	194
Anchorage AK Electric Utility Revenue	5.000%	12/1/41		1,220	1,381
					1,575
Arizona (2.0%)
Arizona Board of Regents COP (Arizona State University)	5.000%	9/1/23		1,515	1,704
Arizona Board Regents (Arizona State University) System Revenue	5.000%	7/1/22	(Prere.)	390	426
Arizona COP	5.000%	10/1/21		6,000	6,351
Arizona COP	5.000%	10/1/28		4,000	5,010
Arizona Lottery Revenue	5.000%	7/1/26		755	917
Arizona School Facilities Board COP	5.000%	9/1/20		455	461
Arizona School Facilities Board COP	5.000%	9/1/21		1,840	1,939
Arizona School Facilities Board COP	5.000%	9/1/23		1,035	1,166
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20		3,000	3,020
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22		1,000	1,085
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		215	241
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23		530	594
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24		585	675
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25		335	386
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/23		2,250	2,520
Arizona Transportation Board Highway Revenue	5.000%	7/1/21		1,270	1,330
Arizona Transportation Board Highway Revenue	5.000%	7/1/21	(Prere.)	1,040	1,092
Arizona Transportation Board Highway Revenue	5.000%	7/1/21	(Prere.)	150	158
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	590	644
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	2,900	3,164
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	570	622

5

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	(Prere.)	1,830	1,997
Arizona Transportation Board Highway Revenue	5.000%	7/1/24		280	323
Arizona Transportation Board Highway Revenue	5.000%	7/1/26		1,000	1,149
Arizona Transportation Board Highway Revenue	5.000%	7/1/29		1,005	1,146
Arizona Transportation Board Highway Revenue	5.000%	7/1/31		2,290	2,604
Arizona Transportation Board Highway Revenue	5.000%	7/1/32		2,810	3,195
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	(Prere.)	3,260	3,318
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	(ETM)	720	791
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/23		525	593
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/24		525	610
Maricopa County AZ Community College District GO	5.000%	7/1/21		225	236
Maricopa County AZ Community College District GO	5.000%	7/1/23		100	112
Maricopa County AZ COP	4.000%	7/1/20		2,000	2,010
Maricopa County AZ COP	5.000%	7/1/21		1,000	1,046
Maricopa County AZ COP	5.000%	7/1/22		1,750	1,895
Mesa AZ Utility System Revenue	4.000%	7/1/31		620	694
Mesa AZ Utility System Revenue	5.000%	7/1/42		2,625	3,118
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	(Prere.)	515	519
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/20	(Prere.)	730	735
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/37		1,160	1,316
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/40		1,255	1,380
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/44		5,000	5,242
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/44		8,690	9,908
Phoenix AZ Civic Improvement Corp. Airport Revenue	3.000%	7/1/49		2,425	2,142
Phoenix AZ Civic Improvement Corp. Airport Revenue	4.000%	7/1/49		1,500	1,563
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/49		7,390	8,375
Phoenix AZ Civic Improvement Corp. Transit Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	(Prere.)	1,210	1,218
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28		1,900	2,093
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/20		765	770

6

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22		775	842
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26		845	975
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/29		2,365	2,592
Phoenix AZ Civic Improvement Corp. Water System Revenue	4.750%	7/1/44		160	175
Phoenix AZ GO	4.000%	7/1/21		1,455	1,508
Phoenix AZ GO	4.000%	7/1/22		450	479
Phoenix AZ GO	4.000%	7/1/24		915	1,017
Phoenix AZ GO	4.000%	7/1/25		2,100	2,329
Phoenix AZ GO	5.000%	7/1/26		600	725
Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/42		250	264
Phoenix AZ Industrial Development Authority Lease Revenue (Rowan University)	5.250%	6/1/34		210	217
Pima County AZ Sewer Revenue	5.000%	7/1/24		220	254
Pinal County AZ Electric District Revenue	5.250%	7/1/21	(Prere.)	125	132
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/32		5,000	5,815
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/21		395	406
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/23		630	695
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/24		170	194
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/27		1,575	1,673
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28		285	361
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/28		395	419
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29		720	777
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/31		6,715	7,220
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35		2,225	2,568
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36		990	1,200
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/36		20	23
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/37		1,745	2,102
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/38		6,190	7,282
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/41		2,400	2,748
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/45		7,220	8,227
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/30		125	158
					146,980

7

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21		375	392
Springdale AR Sales and Use Revenue	5.000%	4/1/37	(15)	1,200	1,330
Springdale AR School District No. 50 GO	4.000%	6/1/33		395	413
					2,135
California (15.1%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	240	239
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	5	5
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		2,250	2,409
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/35	(14)	315	201
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	375	416
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		2,245	2,395
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		500	532
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	395	400
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		2,060	2,186
[1] Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/47		380	284
Alvord CA Unified School District GO	0.000%	8/1/41	(4)	220	102
Alvord CA Unified School District GO	0.000%	8/1/43	(4)	400	184
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	1,505	1,593
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	1,250	1,323
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	375	397
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	1,890	2,000
Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/30	(4)	1,255	1,004
Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/32	(4)	1,940	1,445
Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/36	(4)(ETM)	1,490	1,018
Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/39		5,725	6,015
Baldwin Park CA Unified School District GO	0.000%	8/1/23	(Prere.)(15)	200	53
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	245	275
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	100	112

8

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/24	(Prere.)	4,315	4,979
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/24	(Prere.)	1,845	2,173
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		1,000	1,095
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		1,000	1,084
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/47		10,000	10,578
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,056
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.000%	4/1/54		2,020	1,905
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.000%	4/1/54	(15)	5,000	4,764
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/56		365	386
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		2,300	2,597
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		2,975	3,409
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		250	251
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22		500	508
Beverly Hills CA Unified School District GO	0.000%	8/1/33		100	75
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		1,000	1,020
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		645	645
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,825	1,901
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		225	248
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		135	158
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		325	380
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		210	253
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42		325	345
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		4,120	6,060
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		1,035	1,615

9

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49	4,850	7,749
California GO	5.000%	8/1/20	500	505
California GO	5.000%	9/1/20	100	101
California GO	5.000%	9/1/20	100	101
California GO	5.000%	10/1/20	445	453
California GO	5.000%	10/1/20	515	524
California GO	5.000%	10/1/20	1,090	1,110
California GO	5.000%	8/1/21	235	247
California GO	5.000%	9/1/21	245	258
California GO	5.000%	9/1/21	1,010	1,065
California GO	5.000%	10/1/21	160	169
California GO	5.000%	12/1/21	265	282
California GO	5.000%	2/1/22	175	187
California GO	5.000%	4/1/22	3,000	3,229
California GO	5.000%	9/1/22	200	217
California GO	5.000%	9/1/22	500	544
California GO	5.000%	10/1/22	110	120
California GO	5.250%	10/1/22	135	148
California GO	5.000%	11/1/22	2,000	2,186
California GO	5.000%	12/1/22	175	192
California GO	5.000%	2/1/23	250	267
California GO	5.000%	3/1/23	2,700	2,980
California GO	5.000%	4/1/23	1,835	2,031
California GO	5.000%	9/1/23	200	218
California GO	5.000%	9/1/23	905	1,014
California GO	5.000%	9/1/23	1,100	1,233
California GO	5.250%	9/1/23	100	106
California GO	5.000%	10/1/23	355	399
California GO	5.000%	11/1/23	160	180
California GO	5.000%	12/1/23	295	333
California GO	5.000%	12/1/23	375	423
California GO	5.000%	3/1/24	1,580	1,795
California GO	5.000%	5/1/24	300	342
California GO	5.000%	8/1/24	250	287
California GO	5.000%	8/1/24	725	833
California GO	5.000%	8/1/24	5,165	5,935
California GO	5.000%	8/1/24	2,000	2,298
California GO	5.000%	9/1/24	1,010	1,163
California GO	5.250%	9/1/24	25	26
California GO	5.000%	10/1/24	7,175	8,282
California GO	5.000%	10/1/24	100	115
California GO	5.000%	11/1/24	1,265	1,291
California GO	5.000%	12/1/24	4,855	5,471
California GO	5.000%	12/1/24	1,250	1,409
California GO	5.000%	3/1/25	4,045	4,713
California GO	5.000%	8/1/25	630	742
California GO	5.000%	8/1/25	1,350	1,589
California GO	5.000%	9/1/25	895	1,056
California GO	5.000%	10/1/25	735	847
California GO	5.000%	10/1/25	590	680
California GO	5.000%	11/1/25	250	296
California GO	5.000%	3/1/26	840	977
California GO	5.000%	3/1/26	8,260	9,607

10

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	4/1/26		2,000	2,393
California GO	5.000%	8/1/26		1,765	2,075
California GO	5.000%	8/1/26		100	121
California GO	5.000%	8/1/26		2,550	3,075
California GO	5.000%	8/1/26		900	1,044
California GO	5.000%	9/1/26		275	324
California GO	5.000%	9/1/26		1,825	2,205
California GO	5.000%	10/1/26		120	138
California GO	5.000%	11/1/26		2,020	2,450
California GO	5.000%	2/1/27	(2)	120	146
California GO	5.000%	3/1/27		1,465	1,705
California GO	5.000%	4/1/27		2,000	2,447
California GO	5.000%	8/1/27		3,000	3,607
California GO	5.000%	8/1/27		150	174
California GO	5.000%	8/1/27		350	421
California GO	5.000%	8/1/27		100	118
California GO	4.000%	9/1/27		100	105
California GO	5.000%	9/1/27		3,130	3,771
California GO	5.000%	9/1/27		325	363
California GO	5.000%	9/1/27		1,175	1,416
California GO	5.000%	10/1/27		100	110
California GO	5.000%	10/1/27		170	196
California GO	5.000%	11/1/27		500	561
California GO	5.000%	11/1/27		1,565	1,939
California GO	5.000%	3/1/28		500	581
California GO	5.000%	8/1/28		425	522
California GO	5.000%	8/1/28		330	387
California GO	5.000%	8/1/28		6,410	7,868
California GO	5.000%	8/1/28		2,145	2,570
California GO	5.000%	8/1/28		1,000	1,198
California GO	4.000%	9/1/28		125	133
California GO	4.000%	9/1/28		200	230
California GO	5.000%	9/1/28		805	898
California GO	5.000%	9/1/28		1,450	1,741
California GO	5.000%	9/1/28		425	500
California GO	5.000%	10/1/28		1,000	1,147
California GO	5.000%	10/1/28		930	1,067
California GO	5.000%	11/1/28		5,000	6,302
California GO	5.000%	8/1/29		100	119
California GO	5.000%	8/1/29		555	649
California GO	5.000%	8/1/29		190	232
California GO	5.000%	8/1/29		125	149
California GO	3.000%	9/1/29		105	111
California GO	5.000%	9/1/29		550	658
California GO	5.000%	10/1/29		250	286
California GO	5.250%	10/1/29		2,645	2,802
California GO	5.000%	12/1/29		100	112
California GO	5.000%	3/1/30		160	185
California GO	5.000%	8/1/30		1,600	1,946
California GO	5.000%	8/1/30		50	58
California GO	5.000%	8/1/30		1,000	1,166
California GO	5.000%	8/1/30		8,990	10,933
California GO	5.000%	8/1/30		4,200	5,224
California GO	5.000%	9/1/30		1,215	1,450

11

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	9/1/30		1,460	1,535
California GO	5.000%	9/1/30		2,200	2,625
California GO	5.000%	9/1/30		200	234
California GO	5.000%	10/1/30		340	389
California GO	5.000%	10/1/30		7,950	10,091
California GO	5.000%	11/1/30		720	806
California GO	5.000%	12/1/30		950	1,065
California GO	5.000%	2/1/31		50	55
California GO	5.000%	4/1/31		1,475	1,921
California GO	5.000%	5/1/31		2,220	2,507
California GO	4.000%	8/1/31		1,000	1,111
California GO	5.000%	8/1/31		4,815	5,529
California GO	5.000%	8/1/31		965	1,096
California GO	3.250%	9/1/31		115	123
California GO	4.000%	9/1/31		120	133
California GO	5.000%	9/1/31		200	210
California GO	5.000%	9/1/31		510	567
California GO	5.000%	9/1/31		2,200	2,620
California GO	5.000%	10/1/31		340	388
California GO	5.000%	11/1/31		145	162
California GO	5.000%	11/1/31		400	487
California GO	5.000%	11/1/31		500	609
California GO	5.000%	2/1/32		180	197
California GO	5.000%	4/1/32		7,605	9,997
California GO	5.000%	5/1/32		50	56
California GO	5.000%	8/1/32		250	287
California GO	5.000%	8/1/32		2,340	2,653
California GO	5.250%	8/1/32	(4)	1,000	1,345
California GO	5.000%	9/1/32		2,200	2,558
California GO	5.000%	9/1/32		685	811
California GO	4.625%	10/1/32		385	397
California GO	5.250%	10/1/32		255	270
California GO	5.000%	11/1/32		1,475	1,641
California GO	5.000%	11/1/32		1,285	1,556
California GO	5.000%	2/1/33		510	555
California GO	5.000%	4/1/33		1,500	1,683
California GO	5.000%	8/1/33		2,285	2,743
California GO	5.000%	8/1/33		5,000	5,888
California GO	5.000%	8/1/33		1,300	1,471
California GO	5.000%	8/1/33		375	428
California GO	5.000%	8/1/33		325	376
California GO	3.000%	9/1/33		1,170	1,204
California GO	3.375%	9/1/33		210	222
California GO	4.000%	9/1/33		575	633
California GO	4.000%	9/1/33		500	551
California GO	5.000%	9/1/33		1,000	1,180
California GO	5.000%	9/1/33		1,000	1,105
California GO	5.000%	10/1/33		2,720	3,049
California GO	5.000%	10/1/33		2,430	2,760
California GO	4.000%	8/1/34		275	296
California GO	5.000%	8/1/34		1,730	2,001
California GO	4.000%	9/1/34		250	275
California GO	4.000%	9/1/34		355	390
California GO	5.000%	9/1/34		1,225	1,441

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/34	3,000	3,529
California GO	5.000%	9/1/34	775	898
California GO	5.000%	3/1/35	13,360	16,641
California GO	4.250%	4/1/35	300	312
California GO	5.000%	4/1/35	4,135	4,622
California GO	5.250%	4/1/35	300	322
California GO	5.000%	8/1/35	725	817
California GO	5.000%	8/1/35	965	1,130
California GO	4.000%	9/1/35	2,250	2,463
California GO	5.000%	9/1/35	1,615	1,894
California GO	5.000%	9/1/35	2,000	2,345
California GO	5.000%	10/1/35	1,250	1,452
California GO	4.000%	11/1/35	4,405	4,890
California GO	5.000%	11/1/35	1,155	1,383
California GO	5.375%	11/1/35	50	51
California GO	3.750%	12/1/35	450	474
California GO	5.000%	8/1/36	6,900	8,362
California GO	4.000%	9/1/36	2,000	2,183
California GO	4.000%	9/1/36	250	273
California GO	5.000%	9/1/36	145	156
California GO	5.000%	9/1/36	500	584
California GO	5.000%	11/1/36	6,600	8,030
California GO	5.000%	4/1/37	14,555	16,211
California GO	5.000%	4/1/37	500	543
California GO	5.000%	8/1/37	5,595	6,513
California GO	4.000%	9/1/37	250	272
California GO	4.000%	9/1/37	365	377
California GO	5.000%	10/1/37	110	124
California GO	5.000%	11/1/37	15,220	18,459
California GO	5.000%	2/1/38	755	816
California GO	5.000%	2/1/38	1,605	1,696
California GO	5.000%	4/1/38	5,480	6,640
California GO	5.000%	10/1/39	5,485	6,313
California GO	5.000%	10/1/39	2,005	2,252
California GO	5.000%	9/1/41	1,025	1,076
California GO	5.000%	10/1/41	3,725	3,922
California GO	4.375%	4/1/42	100	103
California GO	5.000%	4/1/42	400	424
California GO	5.000%	9/1/42	3,355	3,595
California GO	5.000%	2/1/43	535	576
California GO	5.000%	4/1/43	2,285	2,469
California GO	4.875%	11/1/43	265	285
California GO	5.000%	11/1/43	1,800	1,971
California GO	4.500%	12/1/43	405	431
California GO	5.000%	3/1/45	3,600	4,037
California GO	3.250%	4/1/45	5,000	5,125
California GO	5.000%	8/1/45	1,055	1,193
California GO	5.000%	9/1/45	2,550	2,931
California GO	3.000%	3/1/46	5,000	4,980
California GO	4.000%	3/1/46	3,000	3,323
California GO	5.000%	8/1/46	2,605	2,987
California GO	3.000%	9/1/46	160	159
California GO	5.000%	10/1/47	6,885	7,838
California GO	5.000%	11/1/47	1,600	1,870

13

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	3.000%	10/1/49		1,250	1,233
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/41		2,950	3,482
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/43		5,055	6,047
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	5.000%	6/1/42		280	317
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	5.000%	6/1/43		1,500	1,705
California Municipal Finance Authority Revenue (Orange County Civic Center Infrastructure Improvement Program)	4.000%	6/1/47		1,185	1,251
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/48		3,575	4,184
California Public Works Board Lease Revenue	5.000%	10/1/22		100	109
California Public Works Board Lease Revenue	5.000%	5/1/24		545	620
California Public Works Board Lease Revenue	5.000%	10/1/26		200	241
California Public Works Board Lease Revenue	5.000%	5/1/27		100	116
California Public Works Board Lease Revenue	5.000%	10/1/28		1,500	1,833
California Public Works Board Lease Revenue	5.000%	10/1/29		500	608
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/20		100	101
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/21		465	490
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/26		100	114
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	6/1/28		160	167
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/29		240	273
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		245	276
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		650	729
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/39		6,075	6,719
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/26		365	404
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/25		925	1,017
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		250	266
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21	(Prere.)	205	219
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		1,000	1,000
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/21		1,850	1,917
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21		755	785
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/25		100	118

14

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/28		300	337
California Public Works Board Lease Revenue(Various Capital Projects)	5.000%	4/1/29		125	134
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/29		150	167
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31		35	37
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37		405	430
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		255	274
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38		345	377
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/44		4,000	4,774
California State Revenue-Various Purpose	4.000%	3/1/26		5,070	5,763
California State Revenue-Various Purpose	5.000%	3/1/33		5,000	6,283
California State Revenue-Various Purpose - Bid Group	5.000%	8/1/28		7,020	8,811
California State University Systemwide Revenue	5.000%	11/1/21	(Prere.)	1,890	2,012
California State University Systemwide Revenue	5.000%	11/1/29		255	294
California State University Systemwide Revenue	5.000%	11/1/30		100	119
California State University Systemwide Revenue	4.000%	11/1/31		1,130	1,191
California State University Systemwide Revenue	5.000%	11/1/31		150	172
California State University Systemwide Revenue	5.000%	11/1/31		510	601
California State University Systemwide Revenue	5.000%	11/1/32		2,100	2,414
California State University Systemwide Revenue	5.000%	11/1/32		1,355	1,595
California State University Systemwide Revenue	4.000%	11/1/34		125	138
California State University Systemwide Revenue	5.000%	11/1/34		105	126
California State University Systemwide Revenue	5.000%	11/1/34		650	744
California State University Systemwide Revenue	4.000%	11/1/35		2,095	2,300
California State University Systemwide Revenue	5.000%	11/1/35		375	447
California State University Systemwide Revenue	5.000%	11/1/36		1,025	1,217
California State University Systemwide Revenue	4.000%	11/1/37		375	409
California State University Systemwide Revenue	5.000%	11/1/37		180	210
California State University Systemwide Revenue	5.000%	11/1/37		1,590	1,718

15

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/37		110	130
California State University Systemwide Revenue	4.000%	11/1/38		2,360	2,561
California State University Systemwide Revenue	5.000%	11/1/38		1,285	1,495
California State University Systemwide Revenue	5.000%	11/1/39		380	431
California State University Systemwide Revenue	5.000%	11/1/42		100	117
California State University Systemwide Revenue	5.000%	11/1/43		2,060	2,381
California State University Systemwide Revenue	5.000%	11/1/43		325	389
California State University Systemwide Revenue	5.000%	11/1/44		4,000	4,516
California State University Systemwide Revenue	5.000%	11/1/45		7,530	8,640
California State University Systemwide Revenue	5.000%	11/1/47		115	134
California State University Systemwide Revenue	5.000%	11/1/48		2,500	2,978
California State University Systemwide Revenue	5.000%	11/1/49		4,275	5,153
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40		100	104
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/42		105	109
Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	300	318
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,000	1,077
Chaffey CA Community College District GO	5.000%	6/1/48		1,640	1,930
Chino Valley CA Unified School District GO	5.000%	8/1/55		750	901
Clovis CA Unified School District GO	4.000%	8/1/40		150	163
Coast CA Community College District GO	4.000%	8/1/23	(Prere.)	125	138
Coast CA Community College District GO	5.000%	8/1/23	(Prere.)	3,025	3,435
Colton CA Joint Unified School District GO	0.000%	8/1/42	(4)	990	482
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	180	204
Corona-Norco CA Unified School District GO	0.000%	8/1/39	(4)	675	358
Corona-Norco CA Unified School District GO	4.000%	8/1/43		3,750	4,088
Cypress CA Elementary School District GO	0.000%	8/1/40		250	125
Desert Sands CA Unified School District GO	4.000%	8/1/44		4,900	5,295
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/22		300	325
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		90	106
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/37		150	175

16

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
East Bay CA Municipal Utility District Water System Revenue	4.000%	6/1/45		120	129
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/45		1,890	2,184
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/47		4,560	5,291
El Camino CA Community College District GO	0.000%	8/1/33		190	142
El Camino CA Community College District GO	0.000%	8/1/38		500	302
Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	1,560	1,143
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/24	(Prere.)	2,595	3,078
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/24	(Prere.)	1,500	1,779
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/1/26	(ETM)	200	186
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		1,250	1,344
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	3.500%	1/15/53		1,000	937
Fremont CA Union High School District GO	4.000%	8/1/40		725	791
Fremont CA Union High School District GO	5.000%	8/1/44		1,275	1,486
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	420	495
Fresno CA Unified School District GO	4.000%	8/1/41		500	542
Gilroy CA School Facilities Finance Authority Revenue	4.000%	8/1/23	(Prere.)	520	570
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		3,750	3,885
Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		500	538
Hayward CA Area Recreation & Park District GO	4.000%	8/1/46		1,500	1,617
Hayward CA Unified School District GO	4.000%	8/1/48	(15)	5,885	6,323
Long Beach CA Community College District GO	4.000%	8/1/22	(Prere.)	500	537
Long Beach CA Community College District GO	5.000%	8/1/22	(Prere.)	100	110
Long Beach CA Unified School District GO	0.000%	8/1/32		100	67
Long Beach CA Unified School District GO	4.000%	8/1/45		350	372
Los Angeles CA Community College District GO	5.000%	8/1/25		170	197
Los Angeles CA Community College District GO	5.000%	8/1/26		175	202
Los Angeles CA Community College District GO	5.000%	8/1/28		570	653
Los Angeles CA Community College District GO	5.000%	8/1/29		370	422
Los Angeles CA Community College District GO	5.000%	8/1/30		285	324
Los Angeles CA Community College District GO	5.000%	8/1/31		905	1,025

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	4.000%	8/1/32	100	109
Los Angeles CA Community College District GO	5.000%	8/1/36	100	117
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,603
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,094
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,202
Los Angeles CA Community College District GO	4.000%	8/1/39	325	348
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	160	170
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40	1,195	1,197
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/42	300	341
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/20	370	372
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24	230	254
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25	100	115
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	245	274
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	140	154
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	130	146
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,500	2,861
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,375	1,681
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	300	339
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,350	1,452
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	500	537
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	6,105
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,575	1,689
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,535	1,729
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,300	1,467
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	265	304
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	155	178
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	240	245

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	7,200	8,462
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,170	1,362
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,010	1,155
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	180	193
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,725	1,846
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,515	1,620
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	6,085	6,829
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	555	623
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,500	6,266
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/47	400	432
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/49	3,500	4,199
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/49	2,350	2,820
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/33	5,425	6,682
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35	5,000	5,929
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/30	1,000	1,268
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	419
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,475	2,895
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	85	99
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	575	685
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/28	150	178
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,635	3,098
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/31	235	275
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	860	952
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35	900	986
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	992
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	439
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	747
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	211
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	4,082

19

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/24		170	196
Los Angeles CA Unified School District GO	5.000%	7/1/25		295	348
Los Angeles CA Unified School District GO	5.000%	7/1/26		145	171
Los Angeles CA Unified School District GO	5.000%	7/1/27		275	315
Los Angeles CA Unified School District GO	5.000%	7/1/28		11,125	12,739
Los Angeles CA Unified School District GO	5.000%	7/1/28		115	120
Los Angeles CA Unified School District GO	5.000%	7/1/29		370	434
Los Angeles CA Unified School District GO	3.000%	7/1/31		1,555	1,627
Los Angeles CA Unified School District GO	3.000%	7/1/32		700	726
Los Angeles CA Unified School District GO	5.000%	7/1/32		300	312
Los Angeles CA Unified School District GO	4.000%	7/1/34		1,685	1,842
Los Angeles CA Unified School District GO	5.000%	7/1/36		3,840	4,575
Los Angeles CA Unified School District GO	5.000%	7/1/40		3,000	3,449
Los Angeles CA Unified School District GO	5.250%	7/1/42		11,500	13,580
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23		280	312
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31		1,000	1,079
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		915	1,011
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43		8,235	9,030
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45		250	287
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48		5,000	5,889
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48		3,960	4,294
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	900	943
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32		1,000	1,180
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40		5,000	5,873
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42		2,800	3,275
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		555	594
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40		1,570	1,675
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		400	426
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/44		6,600	7,421
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/45		2,610	2,950
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20		55	56
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42		400	429
Los Angeles County CA Unified School District GO	5.000%	7/1/27		4,000	4,819
Los Angeles County CA Unified School District GO	5.000%	7/1/31		825	1,038

20

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mendocino-Lake CA Union School District Public Financing Authority Revenue	0.000%	8/1/21	(Prere.)	310	30
	Metropolitan Water District of Southern California Revenue	2.500%	7/1/26		190	202
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/49		1,400	1,702
	Mount Diablo CA Unified School District GO	5.000%	6/1/37		250	268
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		2,500	2,745
[1]	Mount San Antonio CA Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/43		150	147
	New Haven CA Unified School District GO	0.000%	8/1/33	(12)	325	233
	New Haven CA Unified School District GO	0.000%	8/1/34	(12)	170	118
	Newport Mesa CA Unified School District GO	0.000%	8/1/34		300	211
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		400	260
	Newport Mesa CA Unified School District GO	0.000%	8/1/45		1,000	398
	Norwalk-La Mirada CA Unified School District GO	0.000%	8/1/38	(12)	525	286
	Oak Grove CA Unified School District GO	0.000%	6/1/21	(Prere.)	265	61
	Oakland CA Unified School District GO	5.000%	8/1/23		1,020	1,125
	Oakland CA Unified School District GO	5.000%	8/1/40		280	314
	Orange County CA Sanitation District Wastewater Revenue	3.000%	2/1/31		250	255
	Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		1,185	1,231
	Palmdale CA School District GO	3.000%	8/1/49		1,000	1,007
[1]	Palomar CA Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/45		100	96
	Pasadena CA Unified School District GO	5.000%	8/1/26		10	12
	Peralta CA Community College District Revenue	4.000%	8/1/39		350	377
	Placentia-Yorba Linda CA Unified School District GO	0.000%	8/1/49		500	193
	Poway CA Unified School District GO	0.000%	8/1/33		1,995	1,420
	Poway CA Unified School District GO	0.000%	8/1/46		7,250	2,851
	Riverside CA Electric Revenue	5.000%	10/1/37		1,000	1,217
	Riverside CA Sewer Revenue	5.000%	8/1/40		320	372
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	565	642
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		2,500	1,000
	Sacramento CA City Unified School District GO	4.000%	5/1/47		570	597
	Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30	(2)	310	397
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20		195	197
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37		545	606
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/39		2,500	3,068
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/41		170	188

21

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		150	150
Sacramento CA Water Revenue	5.000%	9/1/38		425	483
Sacramento County CA Airport Revenue	5.000%	7/1/40		1,225	1,230
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/44		5,250	5,925
San Bernardino CA Community College District GO	4.000%	8/1/23	(Prere.)	665	734
San Bernardino CA Community College District GO	4.000%	8/1/29		1,900	2,037
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		1,000	1,094
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		1,000	1,124
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/26		1,500	1,759
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/38		1,310	1,481
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	910	1,033
San Diego CA Community College District GO	5.000%	8/1/27		80	98
San Diego CA Community College District GO	5.000%	8/1/31		1,195	1,442
San Diego CA Community College District GO	4.000%	8/1/41		225	242
San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	9/1/20	(Prere.)	125	127
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	100	100
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22		245	265
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27		380	461
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/27		200	243
San Diego CA Unified School District GO	5.000%	7/1/26		150	177
San Diego CA Unified School District GO	5.000%	7/1/28		100	118
San Diego CA Unified School District GO	4.000%	7/1/29		100	113
San Diego CA Unified School District GO	0.000%	7/1/31		170	131
San Diego CA Unified School District GO	4.000%	7/1/32		500	558
San Diego CA Unified School District GO	4.000%	7/1/33		250	278
San Diego CA Unified School District GO	0.000%	7/1/35		575	381
San Diego CA Unified School District GO	0.000%	7/1/35		295	176
San Diego CA Unified School District GO	5.000%	7/1/35		100	111
San Diego CA Unified School District GO	0.000%	7/1/36		340	216
San Diego CA Unified School District GO	0.000%	7/1/36		2,000	1,182
San Diego CA Unified School District GO	0.000%	7/1/36		895	570
San Diego CA Unified School District GO	0.000%	7/1/37		375	230
San Diego CA Unified School District GO	0.000%	7/1/38		170	100
San Diego CA Unified School District GO	0.000%	7/1/39		100	57
San Diego CA Unified School District GO	5.000%	7/1/40		950	1,093
San Diego CA Unified School District GO	5.000%	7/1/41		6,190	7,293
San Diego CA Unified School District GO	3.125%	7/1/42		1,855	1,879
San Diego CA Unified School District GO	0.000%	7/1/43		785	378
San Diego CA Unified School District GO	0.000%	7/1/45		575	255
San Diego CA Unified School District GO	4.000%	7/1/45		225	241
San Diego CA Unified School District GO	5.000%	7/1/45		1,530	1,749

22

  Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Diego CA Unified School District GO	0.000%	7/1/47		5,980	2,447
	San Diego CA Unified School District GO	4.000%	7/1/47		3,000	3,265
	San Diego CA Unified School District GO	5.000%	7/1/47		2,000	2,335
	San Diego CA Unified School District GO	3.250%	7/1/48		5,000	5,074
	San Diego CA Unified School District GO	0.000%	7/1/49		535	201
[1]	San Diego CA Unified School District GO,5.250% coupon rate effective 7/1/2032	0.000%	7/1/42		250	203
[1]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/2032	0.000%	7/1/47		1,495	1,222
[1]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/48		995	957
	San Diego County CA Regional Airport Authority Revenue	5.000%	4/1/22	(Prere.)	3,365	3,632
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42		350	393
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		125	133
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/44		2,150	2,468
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/47		1,000	1,115
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/49		2,400	2,740
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/22	(Prere.)	350	378
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	4.750%	4/1/24	(Prere.)	465	531
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/24	(Prere.)	575	662
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48		9,700	11,114
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		230	255
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		500	560
	San Francisco CA Bay Area Rapid Transit District GO	3.000%	8/1/49		3,700	3,671
	San Francisco CA City & County (War Memorial Veterans Building Seismic Upgrade & Improvements) COP	4.000%	4/1/45		405	423
	San Francisco CA City & County COP	5.000%	4/1/28		500	579
	San Francisco CA City & County GO	5.000%	10/1/28		100	102
	San Francisco CA City & County GO	4.000%	6/15/33		1,490	1,623
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	10	10
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		505	586
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		515	615

23

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40		1,990	1,994
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		130	140
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46		2,455	2,738
San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,100	4,704
San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		1,700	1,973
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.000%	10/1/39		135	141
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,175	1,251
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	750	814
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	100	109
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		175	211
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36		100	109
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		125	135
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/41		250	258
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/47		6,145	6,901
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	205	194
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/28	(ETM)	100	90
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		2,585	2,843
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/32	(14)	185	119
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		2,560	2,751
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		3,550	3,752
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		1,000	1,052
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/49		4,750	4,983
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/50		115	121
San Jose CA Airport Revenue	5.250%	3/1/34		5,960	6,118
San Jose CA Airport Revenue	5.000%	3/1/47		500	557
San Jose CA Finance Authority Revenue (Civic Center Project)	5.000%	6/1/39		615	653
San Marcos CA Unified School District GO	0.000%	8/1/32		150	111
San Marcos CA Unified School District GO	0.000%	8/1/51		100	35

24

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Mateo CA County Community College District GO	5.000%	9/1/45		5,000	5,932
San Mateo CA Union High School District GO	5.000%	9/1/21	(Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34		800	886
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		3,015	3,218
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/44		1,125	1,237
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/36		200	120
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		565	294
Santa Clara CA GO	3.250%	8/1/39		645	675
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46		1,085	1,236
Santa Clarita CA Community College District GO	3.000%	8/1/49		2,580	2,511
Southern California Public Power Authority Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25		120	121
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		5,025	5,828
Southwestern California Community College District GO	0.000%	8/1/46		320	135
Southwestern California Community College District GO	4.000%	8/1/47		2,505	2,698
Tulare County CA Transportation Authority Sales Tax Revenue	5.000%	2/1/29		120	136
Turlock CA Irrigation District Revenue	5.000%	1/1/41		2,020	2,347
Turlock CA Irrigation District Revenue	5.500%	1/1/41		4,460	4,586
University of California Revenue	5.000%	5/15/21		150	156
University of California Revenue	5.000%	5/15/22	(Prere.)	115	125
University of California Revenue	5.000%	5/15/22	(Prere.)	1,360	1,476
University of California Revenue	5.000%	5/15/22		510	551
University of California Revenue	5.000%	5/15/23		510	569
University of California Revenue	5.000%	5/15/23	(Prere.)	520	583
University of California Revenue	5.000%	5/15/25		95	103
University of California Revenue	5.000%	5/15/25		165	195
University of California Revenue	5.000%	5/15/27		110	129
University of California Revenue	5.000%	5/15/28		100	118
University of California Revenue	5.000%	5/15/29		670	788
University of California Revenue	5.000%	5/15/29		775	862
University of California Revenue	5.000%	5/15/32		1,000	1,164
University of California Revenue	5.000%	5/15/32		240	265
University of California Revenue	5.000%	5/15/33		1,650	2,023
University of California Revenue	5.000%	5/15/33		700	772
University of California Revenue	5.000%	5/15/35		175	205
University of California Revenue	4.000%	5/15/36		525	575
University of California Revenue	5.000%	5/15/36		1,525	1,813
University of California Revenue	5.000%	5/15/37		1,130	1,212
University of California Revenue	5.000%	5/15/38		800	875
University of California Revenue	5.000%	5/15/39		355	388
University of California Revenue	5.000%	5/15/40		350	401
University of California Revenue	5.000%	5/15/41		1,105	1,278
University of California Revenue	5.000%	5/15/42		710	760

25

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of California Revenue	5.000%	5/15/42		7,175	8,378
	University of California Revenue	5.000%	5/15/43		1,000	1,190
	University of California Revenue	4.000%	5/15/46		2,450	2,624
	University of California Revenue	5.000%	5/15/46		5,610	6,448
	University of California Revenue	4.000%	5/15/47		560	605
	University of California Revenue	5.000%	5/15/47		2,780	3,222
	University of California Revenue	5.000%	5/15/47		325	378
	University of California Revenue	5.250%	5/15/47		4,080	4,815
	University of California Revenue	4.000%	5/15/48		7,405	7,974
	University of California Revenue	5.000%	5/15/48		1,830	2,164
	University of California Revenue	5.000%	5/15/52		10,000	11,553
	University of California Revenue	5.000%	5/15/58		3,650	4,269
	University of California Revenue PUT	5.000%	5/15/23		1,030	1,147
	Upland CA Unified School District GO	0.000%	8/1/50		100	36
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/38		905	974
	Ventura County CA Public Financing Authority Lease Revenue	4.000%	11/1/43		115	120
	Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/43		205	220
	West Contra Costa CA Unified School District GO	0.000%	8/1/34	(14)	1,000	669
	West Contra Costa CA Unified School District GO	5.125%	8/1/45		1,200	1,316
	Westside Union CA School district GO	0.000%	8/1/45		265	99
	William S. Hart CA Union High School District GO	0.000%	8/1/33		750	535
	William S. Hart Union High School District California GO	0.000%	8/1/35	(4)	585	378
	William S. Hart Union High School District California GO	4.000%	8/1/38		100	106
	Yosemite CA Community College District GO	5.000%	8/1/32		155	181
[1]	Yosemite CA Community College District GO, 6.550% coupon rate effective 8/1/2032	0.000%	8/1/42		1,180	1,088
						1,101,585
Colorado (1.5%)
	Adams & Arapahoe CO Joint School
	District No. 28J GO	5.000%	12/1/30		1,065	1,288
	Adams & Weld County CO School
	District No. 27J GO	5.000%	12/1/40		8,565	10,086
	Adams CO 12 Five Star Schools GO	5.000%	12/15/35		300	361
	Adams County CO COP	4.000%	12/1/45		280	297
	Aurora CO Water Revenue	5.000%	8/1/46		880	1,017
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/25	(Prere.)	175	208
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/25	(Prere.)	70	83
	Board of Governors of the Colorado State University System Enterprise Revenue	4.000%	3/1/35		2,775	3,104
	Board of Governors of the Colorado State University System Enterprise Revenue	4.000%	3/1/47		1,000	1,095
	Cherry Creek CO School District No. 5 GO	5.000%	12/15/31		3,085	3,680

26

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Colorado Building Excellent Schools COP	5.000%	3/15/21	(Prere.)	450	467
Colorado Building Excellent Schools COP	5.250%	3/15/42		945	1,115
Colorado COP	5.000%	12/15/30		1,000	1,251
Colorado COP	4.000%	12/15/36		3,200	3,545
Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/35		785	851
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/47		335	319
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/51		2,500	2,349
Colorado High Performance Transportation Enterprise Revenue	5.000%	12/31/56		1,000	923
Colorado Public Highway Authority Capital Appreciation Revenue	0.000%	9/1/35		235	135
Colorado Springs CO Utility System Revenue	5.000%	11/15/43		50	55
Denver City & County CO Board of Water Commissioners Water Revenue	4.000%	9/15/42		1,000	1,100
Denver City & County CO School District No 1. CP	5.000%	12/1/34		4,225	4,349
Denver City & County CO School District No 1. CP	5.000%	12/1/36		5,775	5,942
Denver CO City & County Airport Revenue	5.000%	11/15/21		190	193
Denver CO City & County Airport Revenue	5.000%	11/15/25		290	336
Denver CO City & County Airport Revenue	5.000%	11/15/25		4,240	4,569
Denver CO City & County Airport Revenue	4.000%	11/15/31		110	115
Denver CO City & County Airport Revenue	5.250%	11/15/31		4,500	4,954
Denver CO City & County Airport Revenue	5.000%	11/15/33		200	213
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/35		3,500	2,129
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/36		3,000	1,740
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/37		3,000	1,659
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/38		2,500	1,321
Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/39		2,500	1,261
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44		515	583
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46		150	151
Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/48		4,000	4,557
Denver CO City & County School District GO	4.000%	12/1/26		1,825	2,086
Denver CO City & County School District GO	4.000%	12/1/31		1,000	1,107
Denver CO City & County School District GO	4.000%	12/1/41		200	218
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25	(14)	85	73
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	(14)	4,270	3,187
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30	(14)	785	563
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	(14)	155	102

27

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/37	(14)	350	161
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40		390	180
El Paso County CO School District No. 20 GO	4.000%	12/15/40		100	109
Regional Transportation District of Colorado COP	5.000%	6/1/20	(Prere.)	230	231
Regional Transportation District of Colorado COP	5.375%	6/1/20	(Prere.)	200	201
Regional Transportation District of Colorado COP	4.375%	6/1/39		1,200	1,270
Regional Transportation District of Colorado COP	5.000%	6/1/39		9,090	9,851
Regional Transportation District of Colorado COP	4.000%	6/1/40		365	388
Regional Transportation District of Colorado COP	4.500%	6/1/44		1,250	1,323
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26		50	55
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		3,330	3,633
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27		50	62
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28		2,260	2,463
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28		2,445	3,115
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29		400	434
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29		75	96
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	4.250%	11/1/36		325	405
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/46		4,555	5,183
University of Colorado Enterprise System Revenue	5.000%	6/1/23	(Prere.)	125	141
University of Colorado Enterprise System Revenue	5.000%	6/1/24	(Prere.)	165	192
University of Colorado Enterprise System Revenue	4.000%	6/1/36		250	280
University of Colorado Enterprise System Revenue	4.000%	6/1/43		3,050	3,342
Weld County CO School District No.6 Greeley GO	5.000%	12/1/44		500	607
					108,459
Connecticut (1.6%)
Connecticut GO	5.250%	6/1/20	(2)	1,280	1,284
Connecticut GO	5.000%	10/15/20		150	153
Connecticut GO	5.000%	11/1/20		5,550	5,661
Connecticut GO	5.000%	4/15/21		1,800	1,865
Connecticut GO	5.000%	5/15/21		1,000	1,039
Connecticut GO	5.000%	5/15/21		310	322
Connecticut GO	5.000%	10/15/21		645	680

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/1/21	1,025	1,081
Connecticut GO	5.000%	5/15/22	1,000	1,036
Connecticut GO	5.000%	6/1/22	1,265	1,349
Connecticut GO	5.000%	6/15/22	3,250	3,469
Connecticut GO	5.000%	10/15/22	180	194
Connecticut GO	5.000%	10/15/22	170	183
Connecticut GO	5.000%	11/15/22	135	146
Connecticut GO	5.000%	3/15/23	2,000	2,175
Connecticut GO	5.000%	5/15/23	600	622
Connecticut GO	5.000%	6/1/23	305	324
Connecticut GO	5.000%	10/15/23	650	717
Connecticut GO	5.000%	11/15/23	630	696
Connecticut GO	5.000%	3/15/24	410	456
Connecticut GO	5.000%	5/15/24	100	112
Connecticut GO	5.000%	6/1/24	1,325	1,408
Connecticut GO	5.000%	8/15/24	1,050	1,153
Connecticut GO	5.000%	10/15/24	120	132
Connecticut GO	5.000%	11/1/24	105	110
Connecticut GO	5.000%	5/15/25	390	443
Connecticut GO	5.000%	6/15/25	800	910
Connecticut GO	5.000%	10/15/25	155	171
Connecticut GO	5.000%	10/15/25	5,160	5,905
Connecticut GO	5.000%	11/15/25	545	625
Connecticut GO	5.000%	5/15/26	150	173
Connecticut GO	5.000%	6/15/26	1,220	1,383
Connecticut GO	5.000%	10/15/26	725	845
Connecticut GO	5.000%	10/15/26	2,425	2,664
Connecticut GO	5.000%	11/15/26	1,050	1,200
Connecticut GO	5.000%	1/15/27	2,100	2,452
Connecticut GO	5.000%	4/15/27	585	686
Connecticut GO	5.000%	5/15/27	315	363
Connecticut GO	5.000%	6/15/27	850	962
Connecticut GO	5.000%	8/15/27	500	579
Connecticut GO	5.000%	10/15/27	170	187
Connecticut GO	5.000%	11/1/27	1,500	1,575
Connecticut GO	5.000%	11/15/27	1,895	2,161
Connecticut GO	5.000%	4/15/28	1,000	1,187
Connecticut GO	4.000%	9/15/28	265	274
Connecticut GO	5.000%	11/15/28	300	341
Connecticut GO	5.000%	4/15/29	300	349
Connecticut GO	5.000%	6/15/29	1,300	1,461
Connecticut GO	5.000%	9/15/31	160	170
Connecticut GO	5.000%	11/1/31	170	178
Connecticut GO	5.000%	11/15/32	125	139
Connecticut GO	5.000%	4/15/33	100	114
Connecticut GO	5.000%	10/15/33	2,800	3,161
Connecticut GO	5.000%	10/15/34	100	113
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/45	1,550	1,644
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,616
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	5,058

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	541
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/7/23	2,800	2,770
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,125
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,814
Connecticut Special Tax Revenue	5.000%	9/1/20	1,250	1,266
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	225	236
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	170	184
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/23	850	940
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/23	240	265
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/23	100	111
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/24	1,430	1,594
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	140	159
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/24	1,390	1,574
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/24	100	111
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	1,500	1,626
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/25	115	132
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25	1,000	1,128
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/25	1,000	1,153
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/25	4,670	5,160
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/26	180	207
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/26	410	462
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/26	1,095	1,281
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	1,000	1,170
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/27	130	149
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27	5,150	5,795
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/27	1,720	2,007
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/27	3,155	3,482

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/28	320	366
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/28	400	465
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	395	426
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/29	6,140	7,112
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/29	150	168
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/29	175	192
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/30	435	490
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/30	155	178
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/30	225	246
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/31	405	455
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/33	730	792
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	100	110
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	8/1/35	500	555
				114,453
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,525	2,838
Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/35	3,240	3,318
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/42	105	113
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55	450	499
New Castle DE GO	5.000%	10/1/45	1,875	2,188
University of Delaware Revenue	5.000%	11/1/40	500	695
University of Delaware Revenue	5.000%	11/1/41	755	1,057
University of Delaware Revenue	5.000%	11/1/42	750	1,056
University of Delaware Revenue	5.000%	11/1/43	485	686
University of Delaware Revenue	5.000%	11/1/44	465	660
University of Delaware Revenue	5.000%	11/1/45	500	713
				13,823
District of Columbia (1.9%)
District of Columbia GO	5.000%	6/1/22	30	33
District of Columbia GO	5.000%	6/1/23	825	923
District of Columbia GO	5.000%	6/1/24	155	173
District of Columbia GO	5.000%	12/1/25	1,100	1,104
District of Columbia GO	5.000%	6/1/30	1,085	1,236
District of Columbia GO	5.000%	6/1/31	8,730	9,911
District of Columbia GO	5.000%	6/1/33	7,060	7,991
District of Columbia GO	4.000%	6/1/34	1,030	1,162
District of Columbia GO	5.000%	6/1/34	2,350	2,822
District of Columbia GO	4.000%	6/1/36	555	620

31

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
District of Columbia GO	5.000%	6/1/36		405	465
District of Columbia GO	4.000%	6/1/37		820	914
District of Columbia GO	5.000%	6/1/38		865	970
District of Columbia GO	4.000%	6/1/41		170	185
District of Columbia GO	5.000%	6/1/41		3,240	3,793
District of Columbia GO	5.000%	6/1/41		1,075	1,246
District of Columbia Income Tax Revenue	5.000%	12/1/23		1,390	1,529
District of Columbia Income Tax Revenue	5.000%	12/1/26		9,000	9,884
District of Columbia Income Tax Revenue	5.000%	12/1/26		575	577
District of Columbia Income Tax Revenue	5.000%	12/1/27		375	376
District of Columbia Income Tax Revenue	5.000%	12/1/27		2,750	3,017
District of Columbia Income Tax Revenue	5.000%	12/1/28		230	231
District of Columbia Income Tax Revenue	5.000%	3/1/29		4,900	6,317
District of Columbia Income Tax Revenue	5.000%	12/1/30		120	127
District of Columbia Income Tax Revenue	5.000%	12/1/30		100	100
District of Columbia Income Tax Revenue	5.000%	12/1/31		1,470	1,600
District of Columbia Income Tax Revenue	5.000%	3/1/36		4,000	4,991
District of Columbia Income Tax Revenue	5.000%	12/1/36		2,630	2,771
District of Columbia Income Tax Revenue	4.000%	3/1/37		5,000	5,716
District of Columbia Revenue (Georgetown University)	5.000%	4/1/30		460	517
District of Columbia Revenue (Georgetown University)	5.000%	4/1/34		270	296
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/23	(Prere.)	6,940	7,906
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/23	(4)	920	1,000
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34		4,000	4,681
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36		5,415	6,312
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39		200	227
District of Columbia Water & Sewer Authority Public Utility Revenue	5.250%	10/1/40		100	117
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/44		940	1,060
District of Columbia Water & Sewer Authority Public Utility Revenue	5.250%	10/1/44		1,615	1,874
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/45		1,065	1,221
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/35		2,860	2,911
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/39		240	244
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/31	(12)	305	229
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37		1,610	757

32

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/39		90	38
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/39	(12)	100	54
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/40	(12)	1,000	520
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	6.500%	10/1/41	(12)	405	498
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/44		3,500	3,404
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/44		3,500	3,948
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/49		13,000	12,508
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	3.000%	10/1/50	(4)	1,000	890
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/53	(4)	4,000	4,030
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/53		1,610	1,525
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53		6,820	6,968
					134,519
Florida (3.7%)
Broward County FL Airport System Revenue	5.000%	10/1/22	(Prere.)	450	496
Broward County FL Airport System Revenue	5.000%	10/1/22	(Prere.)	4,485	4,946
Broward County FL Airport System Revenue	5.250%	10/1/23	(Prere.)	500	574
Broward County FL Airport System Revenue	4.000%	10/1/42		480	496
Broward County FL School Board COP	5.000%	7/1/22		2,670	2,899
Broward County FL School Board COP	5.000%	7/1/23		240	269
Broward County FL School Board COP	5.000%	7/1/23		2,325	2,609

33

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Broward County FL School Board COP	5.000%	7/1/24		125	144
Broward County FL School Board COP	5.000%	7/1/25		1,225	1,451
Broward County FL School Board COP	5.000%	7/1/25		300	355
Broward County FL School Board COP	5.000%	7/1/47		1,440	1,708
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/22	(Prere.)	415	458
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21	(Prere.)	710	752
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21	(Prere.)	1,100	1,167
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/42		3,895	4,207
Central Florida Expressway Authority BAN	4.000%	7/1/37		1,030	1,085
Central Florida Expressway Authority Revenue	5.000%	7/1/26		1,150	1,348
Central Florida Expressway Authority Revenue	4.000%	7/1/30		1,060	1,145
Central Florida Expressway Authority Revenue	4.000%	7/1/31		1,360	1,463
Central Florida Expressway Authority Revenue	5.000%	7/1/33		105	119
Central Florida Expressway Authority Revenue	5.000%	7/1/34		210	238
Central Florida Expressway Authority Revenue	4.000%	7/1/35		500	529
Central Florida Expressway Authority Revenue	3.250%	7/1/36		150	153
Central Florida Expressway Authority Revenue	4.000%	7/1/36		640	676
Central Florida Expressway Authority Revenue	4.000%	7/1/38		925	972
Central Florida Expressway Authority Revenue	4.000%	7/1/39		1,375	1,442
Central Florida Expressway Authority Revenue	4.000%	7/1/40		2,000	2,094
Central Florida Expressway Authority Revenue	4.000%	7/1/41		1,860	1,955
Central Florida Expressway Authority Revenue	5.000%	7/1/42		2,175	2,451
Central Florida Expressway Authority Revenue	5.000%	7/1/44		5,030	5,795
Florida Board of Education Lottery Revenue	5.000%	7/1/20		5,545	5,583
Florida Board of Education Lottery Revenue	5.000%	7/1/21		325	341
Florida Board of Education Lottery Revenue	5.000%	7/1/24		1,210	1,402
Florida Board of Education Lottery Revenue	5.000%	7/1/25		1,760	2,099
Florida Board of Education Lottery Revenue	5.000%	7/1/28		550	706
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	(Prere.)	215	216
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		1,050	1,053
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20		710	712
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		290	291

34

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21		2,495	2,608
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		3,695	4,003
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22		1,400	1,517
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23		150	168
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		265	276
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25		300	324
Florida Department of Management Services COP	5.000%	11/1/27		1,665	2,060
Florida Department of Transportation GO	4.000%	7/1/30		730	864
Florida Department of Transportation GO	4.000%	7/1/43		1,225	1,358
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/42		560	557
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College Project)	5.000%	3/1/47		4,500	4,407
Florida Keys FL Aqueduct Authority Water Revenue	5.000%	9/1/41		2,750	3,112
Florida Keys FL Aqueduct Authority Water Revenue	5.000%	9/1/49		3,000	3,371
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40	(4)	270	255
Florida Municipal Power Agency Revenue	5.000%	10/1/22		290	317
Florida Municipal Power Agency Revenue	5.000%	10/1/24		550	639
Florida Municipal Power Agency Revenue	5.000%	10/1/27		195	231
Florida Municipal Power Agency Revenue	5.000%	10/1/28		580	685
Florida Municipal Power Agency Revenue	5.000%	10/1/29		130	153
Florida Municipal Power Agency Revenue	4.000%	10/1/30		1,330	1,515
Florida Turnpike Authority Revenue	4.500%	7/1/37		50	51
Florida Turnpike Authority Revenue	3.000%	7/1/38		3,085	3,152
Florida Turnpike Authority Revenue	5.000%	7/1/40		2,275	2,313
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/39		400	405
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44		525	560
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/48		5,025	5,509
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/26		275	324
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29		1,415	1,523
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	385	424
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	(Prere.)	625	688
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/23	(Prere.)	440	492
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	(Prere.)	10	11
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26		225	270

35

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28		360	399
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29		2,240	2,705
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/30		465	558
Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/38		2,200	2,395
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/39		30	33
Jacksonville FL Sales Tax Revenue	5.000%	10/1/24		240	261
Jacksonville FL Special Revenue	5.000%	10/1/30		525	625
Jacksonville FL Special Revenue	5.000%	10/1/30		785	897
Jacksonville FL Special Revenue	5.000%	10/1/31		325	386
Jacksonville FL Special Revenue	5.000%	10/1/31		515	588
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27		1,250	1,544
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	(4)	270	303
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	(4)	235	262
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45		1,900	2,181
Miami Beach FL Stormwater Revenue	5.000%	9/1/47		3,000	3,251
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36		1,750	1,952
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38		4,250	4,714
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44		1,790	1,943
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/48		3,370	3,677
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20	(Prere.)	750	763
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	90	92
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/20	(Prere.)	240	245
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/20	(Prere.)	155	158
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28		265	306
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30		320	365
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37		890	974
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		1,565	1,721
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41		555	562
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41		1,000	1,005
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/45		5,000	5,879
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/40		110	117
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	4.000%	4/1/45		250	252
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/45		795	841

36

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23		185	202
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24		2,395	2,660
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27		1,185	1,316
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/30		770	880
Miami-Dade County FL Expressway Authority Toll System Revenue	4.000%	7/1/35		110	117
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40		5,470	5,492
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/44		260	279
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	6.875%	10/1/34	(12)	405	574
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	0.000%	10/1/48	(12)	690	246
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue	0.000%	4/1/49	(12)	1,975	649
Miami-Dade County FL School Board COP	5.000%	2/1/24		370	419
Miami-Dade County FL School Board COP	5.000%	2/1/25		220	255
Miami-Dade County FL School Board COP	5.000%	2/1/26		1,720	2,040
Miami-Dade County FL School Board COP	5.000%	5/1/27		3,000	3,490
Miami-Dade County FL School Board COP	5.000%	5/1/28		1,055	1,222
Miami-Dade County FL School Board COP	5.625%	5/1/31		90	94
Miami-Dade County FL School District GO	5.000%	3/15/44		7,370	8,157
Miami-Dade County FL School District GO	5.000%	3/15/46		3,250	3,748
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42		2,890	3,237
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29		5,335	5,817
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30		155	169
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31		100	109
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32		605	658
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34		870	1,034
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		1,245	1,352
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35		700	829
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37		135	146
Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39		160	172
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42		635	259
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44		1,500	553
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37		785	837

37

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/38		1,465	1,572
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/42		190	196
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/42		2,480	2,635
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(Prere.)	1,475	1,501
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20	(Prere.)	1,200	1,221
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	(Prere.)	1,830	2,018
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22		120	131
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23		1,030	1,164
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/23	(Prere.)	250	287
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25		545	647
Miami-Dade County FL Water & Sewer Revenue	3.375%	10/1/47		1,215	1,263
Miami-Dade County FL Water & Sewer Revenue	4.000%	10/1/49		4,990	5,430
Orange County FL School Board COP	5.000%	8/1/31		1,350	1,578
Orange County FL School Board COP	5.000%	8/1/33		1,210	1,436
Orange County FL School Board COP	5.000%	8/1/34		685	812
Orange County FL Tourist Development Revenue	5.000%	10/1/22		365	400
Orange County FL Tourist Development Revenue	5.000%	10/1/24		620	722
Orange County FL Tourist Development Revenue	4.000%	10/1/34		1,000	1,095
Orange County FL Tourist Development Tax Revenue	4.000%	10/1/33		2,000	2,194
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	865	871
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	120	121
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20	(Prere.)	670	675
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21	(4)	1,000	1,006
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/22		465	504
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/24	(4)	130	141
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35		425	471
Orlando FL Capital Improvement Revenue	5.000%	10/1/48		4,400	5,256
Orlando FL Contract Tourist Development Tax Payments Revenue	5.000%	5/1/24	(Prere.)	2,865	3,322
Orlando FL Contract Tourist Development Tax Payments Revenue	5.000%	5/1/24	(Prere.)	310	359

38

Tax-Exempt Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Orlando FL Contract Tourist Development Tax Payments Revenue	5.250%	5/1/24	(Prere.)	200	234
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23		580	656
	Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/25		500	599
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/21	(ETM)	215	212
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/22	(ETM)	250	243
	Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/24	(Prere.)	570	677
[1]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 5.800% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	45	51
[1]	Osceola County FL Expressway System Revenue (Poinciana Parkway Project), 6.150% coupon rate effective 10/1/2024	0.000%	10/1/31	(Prere.)	590	677
	Osceola County FL Transportation Revenue	0.000%	10/1/30		220	164
	Osceola County FL Transportation Revenue	0.000%	10/1/34		465	295
	Osceola County FL Transportation Revenue	0.000%	10/1/36		1,230	720
	Osceola County FL Transportation Revenue	5.000%	10/1/36		1,095	1,263
	Osceola County FL Transportation Revenue	0.000%	10/1/37		970	545
	Osceola County FL Transportation Revenue	0.000%	10/1/38		620	336
	Osceola County FL Transportation Revenue	0.000%	10/1/39		375	195
	Osceola County FL Transportation Revenue	5.000%	10/1/44		300	339
	Osceola County FL Transportation Revenue	0.000%	10/1/49		3,250	1,126
	Osceola County FL Transportation Revenue	5.000%	10/1/49		300	337
	Osceola County FL Transportation Revenue	0.000%	10/1/50		5,175	1,714
	Osceola County FL Transportation Revenue	0.000%	10/1/51		3,000	952
	Osceola County FL Transportation Revenue	4.000%	10/1/54		400	411
	Palm Beach County FL School Board COP	5.000%	8/1/26		1,030	1,256
	Palm Beach County FL School Board COP	5.000%	8/1/27		365	455
	Palm Beach County FL School Board COP	5.000%	8/1/27		395	465
	Palm Beach County FL School Board COP	5.000%	8/1/31		120	139
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/21	(Prere.)	5	5
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/24		145	153
	Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/31		785	828
	Pasco County FL Water & Sewer Revenue	4.000%	10/1/44		1,255	1,337
	Polk County FL Utility System Revenue	5.000%	10/1/23	(Prere.)(15)	6,500	7,393
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45		105	108
	Reedy Creek FL Improvement District GO	5.000%	6/1/23	(Prere.)	1,515	1,705
	Reedy Creek FL Improvement District GO	5.250%	6/1/23	(Prere.)	885	1,003
	South Florida Water Management District COP	5.000%	10/1/33		360	417
	Tallahassee FL Energy System Revenue	5.000%	10/1/33		1,000	1,144
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27		635	748
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30		250	294

39

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22	(Prere.)	210	229
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/37		3,845	4,143
Tampa-Hillsborough County FL Expressway Authority Revenue	4.000%	7/1/42		4,250	4,431
					266,534
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/20		2,775	2,792
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/22		3,500	3,761
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28		1,660	1,842
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29		295	327
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/38		1,680	1,965
Atlanta GA Airport Revenue	5.000%	1/1/42		2,235	2,332
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27	(4)	150	186
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27	(14)	515	628
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28		270	316
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29		215	250
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33		2,090	2,399
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35		260	297
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40		1,305	1,477
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43		535	603
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/47		3,175	3,734
DeKalb County GA School District GO	4.000%	10/1/21		4,045	4,222
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41		5,405	5,675
Georgia GO	5.000%	9/1/20		175	177
Georgia GO	5.000%	7/1/21		3,165	3,317
Georgia GO	5.000%	7/1/21		1,300	1,362
Georgia GO	5.000%	10/1/21		250	265
Georgia GO	5.000%	2/1/22		125	134
Georgia GO	5.000%	7/1/22		1,000	1,087
Georgia GO	4.000%	10/1/22		4,945	5,295
Georgia GO	4.500%	11/1/22		210	221
Georgia GO	5.000%	1/1/23		1,000	1,105
Georgia GO	5.000%	2/1/24		5,000	5,723
Georgia GO	4.000%	1/1/25		1,145	1,295
Georgia GO	5.000%	1/1/25		375	413
Georgia GO	5.000%	2/1/26		1,175	1,424
Georgia GO	5.000%	2/1/27		5,035	6,086
Georgia GO	5.000%	2/1/27		875	1,088
Georgia GO	5.000%	7/1/27		1,990	2,500
Georgia GO	5.000%	7/1/27		1,950	2,450
Georgia GO	5.000%	7/1/27		240	259
Georgia GO	5.000%	2/1/28		190	229
Georgia GO	5.000%	7/1/28		120	148
Georgia GO	5.000%	2/1/29		445	535
Georgia GO	5.000%	7/1/29		2,625	3,434
Georgia GO	5.000%	7/1/30		5,570	7,235
Georgia GO	5.000%	7/1/32		1,465	1,834
Georgia GO	4.000%	7/1/34		3,325	3,795

40

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22		730	754
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21		1,425	1,489
Gwinnett County GA School District GO	5.000%	8/1/20	(ETM)	1,235	1,248
Gwinnett County GA School District GO	5.000%	8/1/20		2,005	2,026
Gwinnett County GA School District GO	5.000%	8/1/21		1,680	1,767
Gwinnett County GA School District GO	5.000%	8/1/22		1,150	1,253
Gwinnett County GA School District GO	5.000%	2/1/31		1,050	1,241
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/20	(14)	1,770	1,782
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/22		1,200	1,246
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/29		1,900	2,193
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31		2,100	2,480
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/35		5,585	5,710
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/47		5,000	4,866
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26		750	823
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28		3,600	3,954
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		2,210	2,241
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60		2,395	2,434
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60		600	623
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49		3,120	3,207
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/59		2,155	2,200
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/44	(4)	1,000	993
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/56		1,000	1,055
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	4.000%	1/1/59		1,000	902
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/63		3,000	3,153
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	4.000%	1/1/49		3,000	2,745
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/59		1,000	1,024
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21		2,280	2,311
Paulding County GA Water & Sewerage Revenue	3.000%	12/1/48		100	98
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29		1,500	1,931
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/46		1,250	1,442
Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design)	5.000%	4/1/44		575	604
Sandy Springs GA Public Facilities Authority (City Center Project)	4.000%	5/1/47		190	206
					144,218

41

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hawaii (0.8%)
Hawaii Airports System Revenue	5.000%	7/1/34		100	101
Hawaii Airports System Revenue	5.000%	7/1/39		140	141
Hawaii GO	5.000%	8/1/21		3,040	3,196
Hawaii GO	5.000%	11/1/21		160	170
Hawaii GO	5.000%	12/1/21	(Prere.)	90	96
Hawaii GO	5.000%	12/1/21	(Prere.)	135	144
Hawaii GO	5.000%	12/1/21	(Prere.)	125	133
Hawaii GO	5.000%	12/1/21	(Prere.)	65	69
Hawaii GO	5.000%	12/1/21	(Prere.)	260	278
Hawaii GO	5.000%	12/1/21	(Prere.)	195	208
Hawaii GO	5.000%	12/1/21	(Prere.)	100	107
Hawaii GO	5.000%	12/1/21	(Prere.)	490	523
Hawaii GO	5.000%	12/1/21	(Prere.)	460	491
Hawaii GO	5.000%	8/1/23		900	1,011
Hawaii GO	5.000%	8/1/23	(Prere.)	40	45
Hawaii GO	5.000%	8/1/23	(Prere.)	80	90
Hawaii GO	5.000%	10/1/23		2,090	2,359
Hawaii GO	5.000%	10/1/23		930	1,050
Hawaii GO	5.000%	8/1/24		265	306
Hawaii GO	5.000%	8/1/24		1,005	1,127
Hawaii GO	5.000%	10/1/24		555	644
Hawaii GO	5.000%	8/1/25		695	802
Hawaii GO	5.000%	8/1/25		865	998
Hawaii GO	5.000%	10/1/26		275	327
Hawaii GO	5.000%	10/1/27		235	286
Hawaii GO	5.000%	1/1/28		4,500	5,641
Hawaii GO	4.000%	4/1/28		155	176
Hawaii GO	5.000%	8/1/28		80	92
Hawaii GO	5.000%	8/1/28		2,000	2,242
Hawaii GO	5.000%	10/1/28		225	273
Hawaii GO	5.000%	1/1/29		5,210	6,479
Hawaii GO	4.000%	4/1/29		1,750	1,978
Hawaii GO	5.000%	8/1/29		770	881
Hawaii GO	5.000%	8/1/30		3,355	3,831
Hawaii GO	5.000%	8/1/30		45	50
Hawaii GO	5.000%	10/1/30		950	1,163
Hawaii GO	4.000%	5/1/32		500	561
Hawaii GO	4.000%	1/1/34		2,675	3,007
Hawaii GO	4.000%	10/1/34		2,510	2,730
Hawaii GO	3.000%	4/1/36		165	169
Honolulu HI City & County GO	5.000%	10/1/21		885	937
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	525	579
Honolulu HI City & County GO	5.000%	11/1/22	(Prere.)	300	331
Honolulu HI City & County GO	5.000%	10/1/37		750	864
Honolulu HI City & County GO	5.000%	9/1/41		3,750	4,490
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/21	(Prere.)	250	263
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/22	(Prere.)	185	202
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/31		335	376
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/33		625	687

42

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40		1,485	1,690
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/45		355	401
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/49		4,250	4,645
					59,440
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26		1,000	1,186

Illinois (4.6%)
Chicago IL Board of Education GO	5.750%	4/1/33		100	104
Chicago IL Board of Education GO	5.750%	4/1/34		100	104
Chicago IL Board of Education GO	5.750%	4/1/35		650	675
Chicago IL Board of Education GO	5.000%	4/1/42		2,000	1,923
Chicago IL Board of Education GO	5.000%	4/1/46		1,000	944
Chicago IL Board of Education GO	6.000%	4/1/46		2,415	2,495
Chicago IL GO	5.000%	1/1/22	(ETM)	85	91
Chicago IL GO	5.000%	1/1/22		40	41
Chicago IL GO	5.000%	1/1/23	(ETM)	10	11
Chicago IL GO	5.000%	1/1/23		25	25
Chicago IL GO	5.000%	1/1/24		715	730
Chicago IL GO	5.000%	1/1/25		3,260	3,336
Chicago IL GO	5.000%	1/1/26		495	506
Chicago IL GO	5.250%	1/1/28		160	163
Chicago IL GO	0.000%	1/1/30	(14)	410	268
Chicago IL GO	5.625%	1/1/30		1,225	1,273
Chicago IL GO	5.625%	1/1/31		200	207
Chicago IL GO	5.500%	1/1/33		510	519
Chicago IL GO	5.750%	1/1/33		515	532
Chicago IL GO	5.500%	1/1/34		150	152
Chicago IL GO	5.500%	1/1/34		310	315
Chicago IL GO	5.000%	1/1/35		700	689
Chicago IL GO	6.000%	1/1/38		3,675	3,817
Chicago IL GO	5.000%	1/1/39		5,000	4,789
Chicago IL GO	5.500%	1/1/39		335	337
Chicago IL GO	5.000%	1/1/40		2,800	2,686
Chicago IL GO	5.000%	1/1/44		6,060	5,650
Chicago IL GO	5.500%	1/1/49		1,000	987
Chicago IL Housing Authority Revenue	5.000%	1/1/30		1,250	1,511
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/24		275	316
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/25		4,370	5,151
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/25		110	130
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26		215	259
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/27		795	923
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/27		1,435	1,667
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30		340	390

43

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31		500	521
Chicago IL Midway Airport Revenue	5.000%	1/1/25		75	80
Chicago IL Midway Airport Revenue	5.000%	1/1/27		60	65
Chicago IL Midway Airport Revenue	5.000%	1/1/41		390	418
Chicago IL Midway Airport Revenue	5.000%	1/1/46		485	516
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21		330	337
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/21	(Prere.)	100	103
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/21	(Prere.)	2,530	2,612
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/21	(Prere.)	1,845	1,906
Chicago IL O’Hare International Airport Revenue	6.000%	1/1/21	(Prere.)	100	103
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21	(Prere.)	2,110	2,190
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24		185	203
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25		375	419
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26		100	111
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27		500	554
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		235	259
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28		1,695	1,763
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		2,740	3,001
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30		100	112
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		100	108
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33		500	552
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		210	231
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		500	551
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34		605	654
Chicago IL O’Hare International Airport Revenue	4.000%	1/1/35		75	78
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		100	110
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35		50	50
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35		585	599
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37		400	437

44

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38		240	265
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38		2,000	2,079
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		525	547
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39		650	716
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39		505	517
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41		2,000	2,169
Chicago IL O’Hare International Airport Revenue	4.250%	1/1/42	(15)	50	52
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43		2,000	2,071
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44		350	363
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46		590	625
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/47		4,130	4,493
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52		9,280	10,067
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/53		10,000	11,058
Chicago IL Park District GO	4.000%	1/1/41	(15)	1,000	993
Chicago IL Public Building Commission GO	5.250%	3/1/33	(2)	165	200
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/44		200	215
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/46		5,000	5,481
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/49		250	270
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/51	(4)	500	558
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/51		500	546
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28	(14)	330	247
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39		150	163
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42	(4)	2,500	2,897
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47		500	553
Chicago IL Water Revenue	5.000%	11/1/29		50	52
Chicago IL Waterworks Revenue	5.000%	11/1/28		860	931
Chicago IL Waterworks Revenue	5.000%	11/1/30		250	268
Chicago IL Waterworks Revenue	5.000%	11/1/44		605	620
Cook County IL Community College District GO	5.500%	12/1/38		200	202
Cook County IL Community College District GO	5.000%	12/1/47	(15)	500	560

45

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cook County IL GO	5.250%	11/15/22		360	363
Cook County IL GO	5.000%	11/15/23		335	347
Cook County IL GO	5.000%	11/15/24		430	440
Cook County IL GO	5.250%	11/15/24		200	204
Cook County IL GO	5.000%	11/15/25		295	301
Cook County IL GO	5.250%	11/15/25		100	102
Cook County IL GO	5.000%	11/15/26		135	142
Cook County IL GO	5.000%	11/15/28		85	85
Cook County IL GO	5.250%	11/15/28		1,175	1,192
Cook County IL GO	4.000%	11/15/29		215	209
Cook County IL GO	5.000%	11/15/31		500	513
Cook County IL GO	5.250%	11/15/33		3,000	3,010
Cook County IL Sales Tax Revenue	5.000%	11/15/37		375	407
Evanston IL GO	3.500%	12/1/38		645	677
Evanston IL GO	3.500%	12/1/39	(15)	755	796
Illinois Finance Authority Revenue (DePaul University)	6.125%	4/1/21	(Prere.)	300	315
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46		140	148
Illinois Finance Authority Revenue (University of Chicago)	4.000%	10/1/32		90	93
Illinois Finance Authority Revenue (University of Chicago)	4.000%	10/1/33		50	51
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/51		715	746
Illinois GO	5.000%	7/1/20		125	125
Illinois GO	5.000%	8/1/20	(4)	650	653
Illinois GO	4.000%	9/1/20		135	135
Illinois GO	5.000%	11/1/20		1,675	1,680
Illinois GO	4.000%	1/1/21		310	308
Illinois GO	5.000%	1/1/21		975	976
Illinois GO	5.250%	1/1/21		275	276
Illinois GO	4.000%	2/1/21		100	99
Illinois GO	5.000%	2/1/21		5,000	5,006
Illinois GO	5.000%	5/1/21		3,240	3,246
Illinois GO	5.000%	7/1/21		375	376
Illinois GO	5.000%	8/1/21		3,345	3,352
Illinois GO	5.000%	10/1/21		2,375	2,381
Illinois GO	5.000%	11/1/21		10,570	10,597
Illinois GO	5.000%	12/1/21		600	602
Illinois GO	5.000%	1/1/22		800	800
Illinois GO	5.000%	2/1/22		240	240
Illinois GO	5.000%	2/1/22		1,050	1,052
Illinois GO	5.000%	5/1/22		2,500	2,499
Illinois GO	5.000%	5/1/22		55	55
Illinois GO	5.250%	5/1/22		3,830	3,847
Illinois GO	5.000%	7/1/22		175	175
Illinois GO	5.000%	8/1/22	(4)	200	207
Illinois GO	4.000%	9/1/22		365	357
Illinois GO	5.000%	2/1/23		220	219
Illinois GO	5.000%	2/1/23		200	199
Illinois GO	5.000%	5/1/23		225	224
Illinois GO	5.000%	7/1/23		580	577
Illinois GO	5.000%	10/1/23		1,200	1,193

46

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois GO	5.000%	11/1/23		2,500	2,485
Illinois GO	5.000%	12/1/23		2,000	1,987
Illinois GO	5.000%	1/1/24		290	288
Illinois GO	5.000%	2/1/24		125	124
Illinois GO	5.500%	7/1/24		600	605
Illinois GO	5.000%	11/1/24		3,000	2,970
Illinois GO	5.000%	2/1/25		100	99
Illinois GO	5.000%	3/1/25		390	385
Illinois GO	5.500%	7/1/25		470	472
Illinois GO	4.000%	8/1/25		580	550
Illinois GO	5.000%	8/1/25		60	59
Illinois GO	5.000%	11/1/25		5,500	5,405
Illinois GO	5.000%	5/1/26		150	147
Illinois GO	5.500%	7/1/26		470	471
Illinois GO	5.000%	11/1/26		2,935	2,861
Illinois GO	5.000%	11/1/26		5,000	4,875
Illinois GO	5.000%	1/1/27		520	506
Illinois GO	5.000%	2/1/27		50	49
Illinois GO	5.000%	5/1/27		250	243
Illinois GO	5.000%	6/1/27		250	243
Illinois GO	5.000%	10/1/27		650	630
Illinois GO	5.000%	11/1/27		13,000	12,595
Illinois GO	5.000%	2/1/28		70	68
Illinois GO	5.250%	7/1/28		100	98
Illinois GO	5.000%	9/1/28		210	203
Illinois GO	5.000%	10/1/28		2,500	2,413
Illinois GO	5.000%	11/1/28		8,555	8,257
Illinois GO	5.250%	2/1/29		2,500	2,453
Illinois GO	5.000%	5/1/29		125	120
Illinois GO	5.250%	7/1/29		295	289
Illinois GO	5.000%	10/1/29		1,000	962
Illinois GO	5.000%	11/1/29		5,500	5,291
Illinois GO	4.000%	2/1/31	(4)	250	252
Illinois GO	5.250%	2/1/31		100	96
Illinois GO	5.000%	3/1/32		50	48
Illinois GO	5.000%	10/1/33		3,465	3,280
Illinois GO	4.000%	12/1/33		925	824
Illinois GO	5.000%	1/1/34		665	629
Illinois GO	5.000%	5/1/35		150	141
Illinois GO	5.000%	12/1/35		1,500	1,404
Illinois GO	5.000%	5/1/36		365	341
Illinois GO	5.000%	11/1/36		350	327
Illinois GO	5.500%	7/1/38		1,125	1,085
Illinois GO	5.000%	2/1/39		285	265
Illinois GO	5.000%	5/1/39		555	515
Illinois GO	5.000%	5/1/39		2,000	1,856
Illinois GO	4.000%	11/1/39		5,000	4,314
Illinois GO	5.000%	1/1/41		100	92
Illinois GO	4.000%	6/1/41		60	51
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/22		100	107
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/23		405	446

47

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/29		40	46
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/31		1,000	1,141
Illinois Municipal Electric Agency Power Supply System Revenue	4.000%	2/1/33		250	267
Illinois Regional Transportation Authority Revenue	5.750%	6/1/21	(4)	120	125
Illinois Regional Transportation Authority Revenue	6.500%	7/1/26	(14)	170	206
Illinois Regional Transportation Authority Revenue	5.750%	6/1/34	(4)	175	228
Illinois Sales Tax Revenue	5.000%	6/15/20		400	401
Illinois Sales Tax Revenue	5.000%	6/15/20		270	271
Illinois Sales Tax Revenue	4.000%	6/15/21		350	350
Illinois Sales Tax Revenue	5.000%	6/15/21		830	842
Illinois Sales Tax Revenue	5.000%	6/15/22		650	667
Illinois Sales Tax Revenue	5.000%	6/15/22		1,080	1,109
Illinois Sales Tax Revenue	5.000%	6/15/23		310	321
Illinois Sales Tax Revenue	5.000%	6/15/24		1,110	1,151
Illinois Sales Tax Revenue	5.000%	6/15/25		315	325
Illinois Sales Tax Revenue	5.000%	6/15/26		1,530	1,571
Illinois Sports Facility Authority Revenue	0.000%	6/15/26	(2)	445	345
Illinois Sports Facility Authority Revenue	5.000%	6/15/27	(4)	990	1,054
Illinois Toll Highway Authority Revenue	5.000%	1/1/21		100	102
Illinois Toll Highway Authority Revenue	5.000%	12/1/21		150	159
Illinois Toll Highway Authority Revenue	5.000%	12/1/22		2,000	2,172
Illinois Toll Highway Authority Revenue	5.000%	1/1/24		100	112
Illinois Toll Highway Authority Revenue	5.000%	1/1/26		2,000	2,345
Illinois Toll Highway Authority Revenue	5.000%	1/1/27		2,500	2,994
Illinois Toll Highway Authority Revenue	5.000%	1/1/28		500	606
Illinois Toll Highway Authority Revenue	5.000%	1/1/29		500	621
Illinois Toll Highway Authority Revenue	5.000%	1/1/30		500	629
Illinois Toll Highway Authority Revenue	5.000%	1/1/31		620	768
Illinois Toll Highway Authority Revenue	4.000%	12/1/31		185	196
Illinois Toll Highway Authority Revenue	5.000%	12/1/32		1,175	1,339
Illinois Toll Highway Authority Revenue	5.000%	1/1/35		1,600	1,872
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,800	2,097
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,275	1,395
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		990	1,104
Illinois Toll Highway Authority Revenue	5.000%	1/1/36		1,000	1,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		375	418
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		120	135
Illinois Toll Highway Authority Revenue	5.000%	1/1/37		1,000	1,092
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		1,000	1,091
Illinois Toll Highway Authority Revenue	5.000%	1/1/38		4,960	5,300
Illinois Toll Highway Authority Revenue	5.000%	1/1/39		235	256
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		1,050	1,174
Illinois Toll Highway Authority Revenue	5.000%	1/1/40		13,180	14,696
Illinois Toll Highway Authority Revenue	5.000%	1/1/41		5,005	5,619
Illinois Toll Highway Authority Revenue	5.000%	1/1/42		4,500	5,164
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	(4)	755	602

48

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/28	(14)	205	154
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	(14)	70	49
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30	(4)	150	105
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/32	(14)	125	75
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/35	(14)	300	153
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	(14)	4,925	2,430
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	(14)	2,575	1,138
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/46	(4)	615	187
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/47	(4)	380	110
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/20	(14)	415	414
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.650%	6/15/22	(ETM)	30	33
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.650%	6/15/22	(14)	265	278
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(ETM)	5	5
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/23	(14)	235	211
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/30	(14)	250	166
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	(14)	485	314
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	(14)	430	263
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	(14)	360	209
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/34	(14)	250	138
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/34	(14)	1,655	892
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	(14)	655	306

49

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/43	(4)	550	195
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/44	(4)	520	175
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/45	(4)	340	109
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	6/15/50	(4)	350	352
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/51	(4)	850	194
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	10,000	1,729
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/56	(4)	5,500	951
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27		1,355	1,635
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/30		1,500	1,796
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32		175	190
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35		185	198
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41		2,565	2,957
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/26		1,500	1,662
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/40		2,350	2,527
Sales Tax Securitization Corp. IL Revenue	5.000%	1/1/48		2,615	2,776
Sangamon County IL Water Reclamation District GO	5.000%	1/1/44		5,000	5,801
Springfield IL Electric Revenue	5.000%	3/1/33		500	571
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	(15)	190	123
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	(15)	90	55
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33		300	168
Will County IL GO	5.000%	11/15/45		2,000	2,304
					337,711
Indiana (0.5%)
Carmel IN Redevelopment Authority	4.000%	2/1/38		675	701
Indiana Finance Authority Highway Revenue	5.000%	12/1/21		280	298
Indiana Finance Authority Highway Revenue	5.000%	12/1/23		2,735	3,109
Indiana Finance Authority Highway Revenue	5.000%	12/1/25		1,175	1,412
Indiana Finance Authority Highway Revenue	5.000%	6/1/29		405	521
Indiana Finance Authority Revenue	5.000%	2/1/24		260	297
Indiana Finance Authority Revenue	5.000%	2/1/25		260	306

50

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33		175	196
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34		220	246
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/37		320	355
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/21	(Prere.)	2,055	2,121
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31		2,065	2,182
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41		250	261
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	(14)	4,960	5,698
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/46		1,605	1,826
Indiana Municipal Power Agency Revenue	5.000%	1/1/33		590	695
Indiana Municipal Power Agency Revenue	5.000%	1/1/37		130	151
Indiana Municipal Power Agency Revenue	4.000%	1/1/42		110	118
Indiana Municipal Power Agency Revenue	5.000%	1/1/42		2,160	2,458
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/34		1,045	1,279
Indianapolis IN Local Public Improvement Bond Bank Revenue (Courthouse and Jail Project)	3.840%	2/1/54		2,000	2,132
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.250%	1/1/24	(14)	1,355	1,544
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	1/15/30		345	377
Tippecanoe County IN School Building Corp. Revenue	5.000%	7/15/35		2,000	2,504
Tippecanoe County IN School Building Corp. Revenue	5.000%	7/15/36		3,000	3,739
					34,526
Iowa (0.2%)
Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34		1,990	2,091
Iowa Finance Authority Revenue	5.000%	8/1/20		470	475
Iowa Finance Authority Revenue	5.000%	8/1/42		2,665	3,158
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46		3,000	3,554
Iowa Special Obligation Revenue	4.000%	6/1/26		1,420	1,632
Iowa Special Obligation Revenue	5.000%	6/1/27		125	151
Iowa Special Obligation Revenue	5.000%	6/1/28		5,195	6,264
					17,325
Kansas (0.2%)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20		250	253
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21		1,200	1,265
Kansas Department of Transportation Highway Revenue	5.000%	9/1/24		745	857

51

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		260	306
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25		185	214
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26		335	391
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27		1,735	2,023
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29		1,500	1,705
Kansas Department of Transportation Highway Revenue	5.000%	9/1/30		750	871
Kansas Department of Transportation Highway Revenue	5.000%	9/1/34		240	275
Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/25		1,855	2,150
Seward County KS Unified School District No. 480 GO	5.000%	9/1/22	(Prere.)	410	451
Seward County KS Unified School District No. 480 GO	5.000%	9/1/29		1,200	1,413
Seward County KS Unified School District No. 480 GO	5.000%	9/1/39		90	97
Wyandotte County KS Unified School District No. 500 GO	4.125%	9/1/37		765	852
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/32		1,715	1,845
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.250%	9/1/39		525	560
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/40		75	85
					15,613
Kentucky (0.6%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/25		395	442
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/26		890	1,011
Kentucky Bond Development Corp. Revenue (Lexington Center Corporation Project)	4.000%	9/1/48		4,045	4,106
Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation Project)	5.000%	9/1/48		2,000	2,172
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/23	(14)	650	722
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/34		1,500	1,740
Kentucky Municipal Power Agency Power System Revenue	4.000%	9/1/39	(14)	135	142
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/42	(14)	310	341
Kentucky Property & Building Commission Revenue	5.000%	5/1/20		2,500	2,500
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	(14)	7,000	7,300

52

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Kentucky Property & Building Commission Revenue	5.000%	8/1/21		170	172
Kentucky Property & Building Commission Revenue	5.000%	8/1/22		600	641
Kentucky Property & Building Commission Revenue	5.000%	11/1/22		2,220	2,389
Kentucky Property & Building Commission Revenue	5.000%	8/1/23		770	839
Kentucky Property & Building Commission Revenue	5.000%	11/1/23		255	279
Kentucky Property & Building Commission Revenue	5.000%	8/1/24		205	227
Kentucky Property & Building Commission Revenue	5.000%	11/1/24		100	111
Kentucky Property & Building Commission Revenue	5.000%	11/1/27		2,710	3,068
Kentucky Property & Building Commission Revenue	5.000%	11/1/28		255	287
Kentucky Property & Building Commission Revenue	5.000%	5/1/29		750	843
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	5.750%	7/1/49		825	839
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	6.000%	7/1/53		200	205
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/27		760	858
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/30		6,250	6,597
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	5.000%	5/15/34		3,195	3,343
Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue	3.000%	5/15/46		610	599
					41,773
Louisiana (0.9%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project)	4.000%	8/1/44		5,000	5,501
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/39		8,380	9,526
East Baton Rouge Parish LA Sewer Commission Revenue	4.000%	2/1/40		1,995	2,207
Jefferson LA Sales Tax District Special Sales Tax Revenue	4.000%	12/1/42		2,190	2,433
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20		100	100
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22	(4)	130	141

53

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23		825	921
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/25		5,650	6,689
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/26		795	966
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20	(Prere.)	855	855
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22		2,405	2,590
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	(Prere.)	155	168
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23		470	507
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26		1,335	1,438
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36		1,095	1,217
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39		2,350	2,560
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/40		4,500	5,194
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41		5,830	6,621
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45		1,000	1,077
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45		2,210	2,525
Louisiana GO	5.000%	7/15/20		515	519
Louisiana GO	5.000%	7/15/23		2,040	2,216
Louisiana GO	5.000%	7/15/24		475	516
Louisiana GO	5.000%	8/1/25		50	57
Louisiana GO	5.000%	8/1/27		500	597
Louisiana GO	4.000%	5/15/29		610	649
Louisiana GO	4.000%	2/1/33		5,020	5,332
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/43		130	140
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/44		400	438
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/51		150	168
Louisiana Public Facilities Authority Lease Revenue	4.000%	1/1/56		100	105
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/56		2,290	2,557
Louisiana Public Facilities Authority Revenue (Loyola University)	5.000%	10/1/41		865	873
					67,403
Maine (0.0%)
Maine GO	5.000%	6/1/21		500	522

Maryland (2.1%)
Baltimore MD Project Revenue	5.000%	7/1/38		60	66
Baltimore MD Project Revenue	5.000%	7/1/38		810	886
Baltimore MD Project Revenue	5.000%	7/1/41		660	685
Baltimore MD Project Revenue	5.000%	7/1/44		200	218
Baltimore MD Project Revenue	5.000%	7/1/49		2,500	2,944
Howard County MD GO	5.000%	2/15/27		870	1,077
Howard County MD GO	3.000%	2/15/30		100	104
Maryland Department of Transportation Revenue	5.000%	12/15/20		2,550	2,617

54

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland Department of Transportation Revenue	4.000%	9/1/21		1,000	1,041
Maryland Department of Transportation Revenue	5.000%	9/1/22		130	142
Maryland Department of Transportation Revenue	5.000%	10/1/22		1,295	1,416
Maryland Department of Transportation Revenue	5.000%	2/15/23		1,790	1,981
Maryland Department of Transportation Revenue	5.000%	9/1/23		1,080	1,216
Maryland Department of Transportation Revenue	5.000%	9/1/24		950	1,102
Maryland Department of Transportation Revenue	4.000%	12/15/26		150	164
Maryland Department of Transportation Revenue	5.000%	9/1/27		2,000	2,505
Maryland Department of Transportation Revenue	4.000%	11/1/27		575	640
Maryland Department of Transportation Revenue	4.000%	12/15/27		135	147
Maryland Department of Transportation Revenue	5.000%	10/1/28		7,040	8,797
Maryland Department of Transportation Revenue	3.000%	12/15/30		755	782
Maryland Department of Transportation Revenue	3.500%	10/1/33		1,100	1,180
Maryland GO	5.000%	6/1/20		135	135
Maryland GO	4.000%	8/1/20	(Prere.)	1,570	1,583
Maryland GO	5.000%	8/1/20		625	632
Maryland GO	5.000%	8/1/20		1,000	1,011
Maryland GO	5.000%	8/1/20	(Prere.)	520	525
Maryland GO	5.000%	8/1/20		5,750	5,812
Maryland GO	5.250%	8/1/20		2,000	2,023
Maryland GO	5.000%	3/1/21		125	129
Maryland GO	4.500%	8/1/21		435	455
Maryland GO	5.000%	8/1/21		150	158
Maryland GO	5.000%	8/1/21		7,495	7,880
Maryland GO	5.000%	8/1/21	(Prere.)	100	105
Maryland GO	5.000%	8/1/21	(Prere.)	460	485
Maryland GO	5.000%	8/1/21	(Prere.)	100	105
Maryland GO	4.000%	3/1/22	(Prere.)	1,300	1,378
Maryland GO	5.000%	3/1/22	(Prere.)	250	269
Maryland GO	5.000%	3/1/22		1,000	1,074
Maryland GO	5.000%	6/1/22		840	911
Maryland GO	5.000%	8/1/22	(Prere.)	350	383
Maryland GO	5.000%	8/1/22		4,945	5,392
Maryland GO	5.000%	8/1/22	(Prere.)	840	918
Maryland GO	5.000%	8/1/22		2,420	2,639
Maryland GO	5.000%	3/1/23	(Prere.)	730	815
Maryland GO	5.000%	3/1/23	(Prere.)	2,130	2,379
Maryland GO	5.000%	3/1/23	(Prere.)	1,200	1,340
Maryland GO	5.000%	3/1/23		215	239
Maryland GO	5.000%	6/1/23		505	566
Maryland GO	5.000%	8/1/23		2,285	2,575

55

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Maryland GO	5.000%	8/1/23		1,000	1,127
Maryland GO	5.000%	8/1/23	(Prere.)	115	130
Maryland GO	5.000%	8/1/23		175	197
Maryland GO	5.000%	3/15/24		1,500	1,724
Maryland GO	4.000%	8/1/24		1,855	2,078
Maryland GO	5.000%	8/1/24		245	285
Maryland GO	5.000%	8/1/24		1,045	1,215
Maryland GO	5.000%	8/1/24		5,175	6,016
Maryland GO	5.000%	3/15/25		1,750	2,070
Maryland GO	4.000%	6/1/25		4,180	4,651
Maryland GO	5.000%	3/15/26		1,365	1,658
Maryland GO	5.000%	6/1/26		1,310	1,507
Maryland GO	4.000%	8/1/26		1,000	1,087
Maryland GO	3.000%	3/1/27		350	354
Maryland GO	5.000%	3/15/27		1,600	1,992
Maryland GO	5.000%	3/15/27		1,630	2,029
Maryland GO	4.000%	6/1/27		1,035	1,144
Maryland GO	4.000%	8/1/27		960	1,041
Maryland GO	5.000%	8/1/27		685	861
Maryland GO	5.000%	8/1/27		3,200	4,020
Maryland GO	3.000%	3/1/28		295	299
Maryland GO	5.000%	3/15/28		105	130
Maryland GO	4.000%	6/1/28		2,120	2,335
Maryland GO	5.000%	8/1/28		1,425	1,830
Maryland GO	5.000%	3/15/29		3,025	3,835
Maryland GO	4.000%	8/1/29		1,100	1,186
Maryland GO	3.000%	3/1/30		200	207
Maryland GO	4.000%	3/15/30		560	647
Maryland GO	5.000%	8/1/31		1,220	1,574
Maryland GO	4.000%	8/1/32		6,645	7,757
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/41		2,650	2,999
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/42		1,000	1,165
Maryland Stadium Authority Revenue (Baltimore City Public Schools Construction & Revitalization Program Revenue Bonds)	5.000%	5/1/46		950	1,068
Maryland State & Local Facilities Loan GO	5.000%	3/15/31		2,000	2,565
Maryland Transportation Authority Facilities Projects Revenue	4.000%	7/1/26		1,200	1,267
Montgomery County MD GO	5.000%	7/1/21		245	257
Montgomery County MD GO	5.000%	11/1/24	(Prere.)	755	892
Montgomery County MD GO	5.000%	11/1/24	(Prere.)	115	136
Montgomery County MD GO	5.000%	11/1/24		100	117
Montgomery County MD GO	5.000%	11/1/25		1,080	1,260
Montgomery County MD GO	5.000%	10/1/27		3,020	3,794
Prince George MD Consolidated Public Improvement GO	4.000%	7/15/30		5,145	6,082

56

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/35		1,620	1,704
Prince George MD Consolidated Public Improvement GO	3.000%	7/15/36		1,980	2,065
					151,983
Massachusetts (5.1%)
Commonwealth of Massachusetts	5.500%	1/1/25	(14)	100	115
Commonwealth of Massachusetts	5.500%	1/1/29	(14)	100	125
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/20		3,690	3,715
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/21		2,745	2,883
Massachusetts Bay Transportation Authority Assessment Revenue	4.050%	7/1/41		50	52
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/41		8,025	8,610
Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/25		890	1,054
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25		165	196
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28		2,750	3,497
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31		185	246
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		1,000	1,071
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35		1,545	1,554
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40		2,470	2,789
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41		3,650	4,279
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45		3,225	3,616
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26		2,885	3,417
Massachusetts Development Finance Agency Revenue	5.000%	7/1/50		2,275	3,638
Massachusetts Development Finance Agency Revenue (Boston College)	4.000%	7/1/42		930	1,010
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		850	896
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/48		1,185	1,010
Massachusetts Development Finance Agency Revenue (Deerfield Academy)	5.000%	10/1/40		4,665	4,730
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		1,030	1,069
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		500	522
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		780	849

57

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/32		980	1,052
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		500	521
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	(Prere.)	1,130	1,152
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/22		310	338
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/24		150	174
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/25		1,000	1,205
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/26		2,000	2,478
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/27		2,000	2,535
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/29		1,000	1,155
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/30		500	669
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36		1,360	1,935
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40		1,315	1,968
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29		500	540
Massachusetts Development Finance Agency Revenue (UMass Dartmouth Student Housing Project)	5.000%	10/1/31		290	280
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		3,000	3,187
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/43		380	418
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24		75	87
Massachusetts Federal Highway Revenue	5.000%	6/15/26		1,055	1,250
Massachusetts GO	5.000%	8/1/20		7,730	7,812
Massachusetts GO	5.250%	8/1/20	(4)	5,000	5,056
Massachusetts GO	5.250%	8/1/20		165	167
Massachusetts GO	5.500%	10/1/20	(14)	3,200	3,264
Massachusetts GO	5.000%	4/1/21	(Prere.)	100	104
Massachusetts GO	5.000%	4/1/21	(Prere.)	200	208
Massachusetts GO	5.000%	8/1/21	(Prere.)	310	326
Massachusetts GO	5.250%	8/1/21		75	79
Massachusetts GO	5.250%	9/1/21	(4)	590	624
Massachusetts GO	5.000%	10/1/21	(Prere.)	150	159
Massachusetts GO	4.000%	12/1/21	(Prere.)	2,565	2,696
Massachusetts GO	4.250%	12/1/21	(Prere.)	1,540	1,624
Massachusetts GO	5.000%	12/1/21	(Prere.)	1,010	1,077
Massachusetts GO	5.000%	3/1/22		1,935	2,079
Massachusetts GO	5.000%	7/1/22		4,000	4,341
Massachusetts GO	5.000%	7/1/22	(Prere.)	4,000	4,369
Massachusetts GO	5.000%	7/1/22		760	825
Massachusetts GO	5.000%	7/1/22	(Prere.)	450	491

58

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value·
	Coupon	Date		($000)	($000)
Massachusetts GO	5.000%	7/1/22	(Prere.)	1,160	1,267
Massachusetts GO	5.000%	7/1/22	(Prere.)	1,585	1,731
Massachusetts GO	5.000%	8/1/22		1,145	1,246
Massachusetts GO	5.000%	8/1/22		2,705	2,944
Massachusetts GO	5.250%	8/1/22		345	377
Massachusetts GO	5.000%	9/1/22	(Prere.)	1,000	1,099
Massachusetts GO	5.000%	10/1/22		405	443
Massachusetts GO	5.000%	11/1/22	(Prere.)	1,000	1,106
Massachusetts GO	5.000%	11/1/22	(Prere.)	205	227
Massachusetts GO	5.000%	11/1/22	(Prere.)	300	332
Massachusetts GO	5.000%	3/1/23		535	593
Massachusetts GO	5.000%	7/1/23		770	863
Massachusetts GO	5.000%	7/1/23		475	532
Massachusetts GO	5.000%	8/1/23		340	382
Massachusetts GO	5.250%	8/1/23		975	1,103
Massachusetts GO	5.250%	9/1/23	(4)	165	187
Massachusetts GO	5.000%	7/1/24		5,840	6,741
Massachusetts GO	5.000%	8/1/24		3,920	4,536
Massachusetts GO	5.250%	9/1/24	(4)	6,325	7,403
Massachusetts GO	5.000%	12/1/24		3,930	4,591
Massachusetts GO	4.000%	5/1/25		1,000	1,082
Massachusetts GO	5.000%	7/1/25		1,650	1,959
Massachusetts GO	5.000%	7/1/25		345	410
Massachusetts GO	5.000%	8/1/25		345	410
Massachusetts GO	5.250%	9/1/25	(4)	605	729
Massachusetts GO	5.000%	10/1/25		1,720	2,055
Massachusetts GO	5.000%	10/1/25		235	281
Massachusetts GO	5.000%	7/1/26		1,845	2,247
Massachusetts GO	5.000%	10/1/26		535	656
Massachusetts GO	5.000%	7/1/27		1,025	1,275
Massachusetts GO	5.000%	7/1/27		3,295	4,099
Massachusetts GO	5.000%	7/1/27		885	1,101
Massachusetts GO	4.000%	10/1/27		225	228
Massachusetts GO	5.000%	7/1/28		1,000	1,275
Massachusetts GO	5.000%	7/1/29		485	587
Massachusetts GO	4.000%	11/1/29		110	117
Massachusetts GO	5.000%	5/1/30		1,500	1,664
Massachusetts GO	5.000%	7/1/30		505	594
Massachusetts GO	5.500%	8/1/30	(2)	645	862
Massachusetts GO	4.000%	7/1/31		250	263
Massachusetts GO	5.000%	7/1/31		4,635	5,571
Massachusetts GO	5.000%	9/1/31		16,770	19,215
Massachusetts GO	4.000%	11/1/31		5,000	5,290
Massachusetts GO	4.000%	4/1/33		1,140	1,255
Massachusetts GO	5.000%	7/1/33		100	116
Massachusetts GO	4.000%	9/1/33		8,575	9,581
Massachusetts GO	5.000%	2/1/35		150	179
Massachusetts GO	5.000%	7/1/35		1,000	1,158
Massachusetts GO	5.000%	8/1/35		100	104
Massachusetts GO	4.000%	9/1/35		655	727
Massachusetts GO	3.375%	10/1/35		200	201
Massachusetts GO	5.000%	12/1/35		120	144
Massachusetts GO	5.000%	1/1/36		890	1,096
Massachusetts GO	5.000%	7/1/36		940	1,086

59

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	4.000%	9/1/37		200	219
Massachusetts GO	4.000%	9/1/37		100	110
Massachusetts GO	5.000%	12/1/38		750	890
Massachusetts GO	4.000%	5/1/40		150	158
Massachusetts GO	5.000%	3/1/41		3,200	3,550
Massachusetts GO	3.000%	4/1/41		645	652
Massachusetts GO	5.000%	11/1/41		1,950	2,312
Massachusetts GO	5.000%	5/1/43		3,150	3,811
Massachusetts GO	5.000%	1/1/44		3,175	3,746
Massachusetts GO	4.000%	2/1/44		500	543
Massachusetts GO	3.000%	4/1/44		635	639
Massachusetts GO	5.000%	7/1/45		400	456
Massachusetts GO	5.000%	11/1/45		855	1,007
Massachusetts GO	4.000%	2/1/46		1,000	1,083
Massachusetts GO	5.000%	3/1/46		1,000	1,104
Massachusetts GO	4.000%	4/1/46		1,880	2,006
Massachusetts GO	5.000%	5/1/46		5,000	6,017
Massachusetts GO	3.000%	9/1/46		4,795	4,822
Massachusetts GO	5.250%	4/1/47		200	236
Massachusetts GO	2.750%	3/1/50		11,550	10,786
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		125	173
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/35		750	761
Massachusetts Port Authority Revenue	5.125%	7/1/41		2,540	2,617
Massachusetts Port Authority Revenue	5.000%	7/1/45		175	194
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	(ETM)	10	11
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21		115	121
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/21	(Prere.)	1,330	1,413
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/21		420	445
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/21	(Prere.)	3,575	3,812
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	775	849
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	590	646
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/22	(Prere.)	25	27
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24		3,605	3,915
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25		2,850	3,094
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26		290	315
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.050%	8/15/28		1,135	1,216
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29		1,270	1,371
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		1,500	1,618

60

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30		1,930	2,082
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31		1,000	1,166
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35		2,450	2,703
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		1,000	1,158
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37		10,000	11,580
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43		500	536
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/43		2,375	2,592
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		2,435	2,799
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		7,625	9,130
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/49		10,990	12,469
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/30	(14)	140	178
Massachusetts Transportation Fund Revenue	5.000%	6/1/26		185	224
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		300	322
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/42		820	959
Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program)	5.000%	6/1/49		9,560	11,472
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		1,750	2,012
Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		150	159
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20		3,000	3,031
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24		945	1,096
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)(ETM)	10	10
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(ETM)	15	15
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)(ETM)	25	25
Massachusetts Water Resources Authority Revenue	5.500%	8/1/20	(4)	295	298
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	120	126
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	1,000	1,053
Massachusetts Water Resources Authority Revenue	5.250%	8/1/21	(Prere.)	2,350	2,482

61

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Water Resources Authority Revenue	5.500%	8/1/21	(4)	875	925
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22	(Prere.)	3,750	4,100
Massachusetts Water Resources Authority Revenue	5.000%	8/1/22	(Prere.)	140	153
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31		230	276
Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	80	108
Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		245	269
Massachusetts Water Resources Authority Revenue	4.000%	8/1/40		500	544
Massachusetts Water Resources Authority Revenue	5.000%	8/1/40		10,085	11,787
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		1,310	1,365
University of Massachusetts Building Authority Revenue	5.000%	11/1/22	(Prere.)	295	326
University of Massachusetts Building Authority Revenue	5.000%	11/1/40		4,320	4,925
University of Massachusetts Building Authority Revenue	5.250%	11/1/42		165	198
					373,906
Michigan (1.5%)
Detroit MI City School District GO	5.250%	5/1/27	(4)	130	158
Detroit MI City School District GO	5.250%	5/1/30	(4)	3,220	4,063
Detroit MI City School District GO	5.250%	5/1/32	(4)	285	362
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39		5,000	5,307
Detroit MI Water Supply System Revenue	5.250%	7/1/41		500	521
Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/43	(4)	750	865
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/27		155	186
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33		620	735
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46		1,775	2,059
Holland MI Electric Utility System Revenue	5.000%	7/1/27		250	261
Holland MI Electric Utility System Revenue	5.000%	7/1/33		780	814
Holland MI Electric Utility System Revenue	5.000%	7/1/39		3,170	3,311
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/28		865	974
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40		240	269
Lansing MI Board of Water & Light Utility System Revenue	5.000%	7/1/21	(Prere.)	975	1,023
Lansing MI Board of Water & Light Utility System Revenue	5.500%	7/1/21	(Prere.)	250	264
Michigan Building Authority Revenue	5.000%	4/15/22		620	669

62

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan Building Authority Revenue	5.000%	4/15/23		335	373
Michigan Building Authority Revenue	5.000%	4/15/28		100	118
Michigan Building Authority Revenue	5.000%	10/15/29		75	84
Michigan Building Authority Revenue	5.000%	10/15/32		2,525	2,996
Michigan Building Authority Revenue	5.000%	4/15/33		485	566
Michigan Building Authority Revenue	5.000%	10/15/33		540	639
Michigan Building Authority Revenue	5.375%	10/15/36		9,855	10,434
Michigan Building Authority Revenue	5.000%	4/15/38		3,080	3,563
Michigan Building Authority Revenue	5.000%	4/15/41		2,500	2,902
Michigan Building Authority Revenue	5.500%	10/15/45		4,460	4,747
Michigan Building Authority Revenue	5.000%	10/15/50		110	126
Michigan Building Authority Revenue	5.000%	10/15/51		500	578
Michigan Finance Authority Revenue	5.000%	4/1/21		250	259
Michigan Finance Authority Revenue	5.000%	4/15/21		1,400	1,454
Michigan Finance Authority Revenue	5.000%	10/1/39		2,910	3,271
Michigan Finance Authority Revenue	5.000%	11/1/43		1,500	1,770
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	(4)	6,400	6,444
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	3,000	3,139
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	(4)	4,000	4,185
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	400	452
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25	(4)	425	480
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	420	473
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	(4)	1,000	1,127
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27		250	291
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28		750	870
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	(4)	115	127
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33		250	287
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		985	1,129
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34		700	803
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35		775	887
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44		250	258
Michigan Finance Authority Revenue (Great Lakes Water Authority Water Supply System)	5.000%	7/1/23	(4)	1,645	1,841
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23		1,250	1,370
Michigan GAN	5.000%	3/15/22		815	871
Michigan GAN	5.000%	3/15/23		5,585	6,152
Michigan GAN	5.000%	3/15/24		445	504

63

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Michigan GAN	5.000%	3/15/25		970	1,129
Michigan GAN	5.000%	3/15/26		760	906
Michigan GAN	5.000%	3/15/27		595	726
Michigan GO	4.000%	5/1/29		3,000	3,420
Michigan State University Revenue	5.000%	8/15/38		3,230	3,579
Michigan State University Revenue	4.000%	2/15/44		3,970	4,361
Michigan State University Revenue	4.000%	2/15/44		1,875	2,051
Michigan Strategic Fund Limited Obligation Revenue (Cadillac Place Project)	5.250%	10/15/31		315	330
University of Michigan Revenue	5.000%	4/1/23		200	222
University of Michigan Revenue	5.000%	4/1/36		1,360	1,581
University of Michigan Revenue	5.000%	4/1/40		1,000	1,153
Wayne County MI Airport Authority Revenue	5.000%	12/1/25		1,355	1,465
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42	(4)	345	366
					108,700
Minnesota (0.5%)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24		500	554
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/25		720	817
Minnesota General Fund Revenue	5.000%	3/1/22		455	489
Minnesota General Fund Revenue	5.000%	3/1/27		845	902
Minnesota General Fund Revenue	5.000%	3/1/29		815	869
Minnesota General Fund Revenue	5.000%	6/1/32		2,070	2,237
Minnesota General Fund Revenue	5.000%	6/1/43		1,980	2,117
Minnesota GO	5.000%	8/1/20	(Prere.)	375	379
Minnesota GO	5.000%	8/1/20	(Prere.)	5	5
Minnesota GO	5.000%	8/1/20	(Prere.)	2,275	2,299
Minnesota GO	5.000%	8/1/20		500	505
Minnesota GO	5.000%	8/1/21		505	510
Minnesota GO	5.000%	8/1/21		1,000	1,052
Minnesota GO	5.000%	8/1/22		100	109
Minnesota GO	5.000%	10/1/22		2,000	2,191
Minnesota GO	5.000%	8/1/23		1,000	1,126
Minnesota GO	4.000%	10/1/24		860	943
Minnesota GO	5.000%	10/1/24		1,000	1,165
Minnesota GO	5.000%	8/1/25		4,470	5,330
Minnesota GO	4.000%	10/1/25		1,475	1,609
Minnesota GO	5.000%	8/1/27		3,000	3,663
Minnesota GO	5.000%	8/1/27		2,630	3,124
Minnesota Municipal Power Agency Revenue	5.000%	1/1/24	(Prere.)	415	476
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/23		1,155	1,283
Scott County MN GO	3.000%	12/1/36		1,645	1,703
					35,457
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue	5.250%	8/1/20	(Prere.)	500	506
Mississippi Development Bank Special Obligation Revenue	5.250%	8/1/20	(Prere.)	715	723
Mississippi GO	5.000%	10/1/20		685	697
Mississippi GO	5.000%	10/1/21	(Prere.)	1,355	1,437
Mississippi GO	5.000%	11/1/21		465	493

64

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Mississippi GO	5.000%	10/1/26		3,295	3,907
Mississippi GO	5.000%	10/1/27		795	991
Mississippi GO	5.000%	10/1/28		1,155	1,434
Mississippi GO	5.000%	10/1/34		115	138
Mississippi GO	4.000%	10/1/35		3,675	4,101
Mississippi GO	4.000%	10/1/36		1,265	1,403
					15,830
Missouri (0.5%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	5.000%	10/1/33		2,100	2,288
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue	4.000%	10/1/35		1,800	2,010
Curators Of The University Of Missouri MO System Facs Revenue	5.000%	11/1/30		5,000	6,578
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31		270	286
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40		500	560
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/23	(Prere.)	50	56
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/25	(Prere.)	195	233
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/42		5,160	6,076
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/45		415	475
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20		1,160	1,160
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		1,800	1,874
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21		1,000	1,041
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22		2,125	2,291
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/23		420	467
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25		7,575	8,673
Springfield MO Public Utility Revenue	5.000%	8/1/20		250	253
Springfield MO Public Utility Revenue	5.000%	8/1/26		420	500
Springfield MO Public Utility Revenue	4.000%	8/1/31		130	145
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.500%	7/1/30	(14)	340	420
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.500%	7/1/31	(14)	120	149
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/22	(Prere.)	1,675	1,818
					37,353
Nebraska (0.7%)
Douglas County NE School District No. 1 GO (Omaha Public Schools)	4.000%	12/15/31		6,100	6,992
Nebraska GO (Lincoln-West Haymarket Joint Public Agency)	5.000%	12/15/21	(Prere.)	50	53

65

Tax-Exempt Bond Index Fund
					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Nebraska Public Power District Revenue	5.000%	1/1/40		1,535	1,612
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21		150	155
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/22	(Prere.)	2,065	2,217
	Omaha NE Public Power District Electric Revenue	5.000%	8/1/24	(Prere.)	740	867
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/28		725	869
	Omaha NE Public Power District Electric Revenue	4.000%	2/1/38		175	187
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/39		8,515	10,261
	Omaha NE Public Power District Electric Revenue	4.000%	2/1/42		1,480	1,613
	Omaha NE Public Power District Electric Revenue	5.250%	2/1/42		4,400	5,045
	Omaha NE Public Power District Electric Revenue	5.250%	2/1/46		4,670	5,337
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/49		5,000	5,609
[2]	Omaha NE-Douglas Public Building Commission	3.000%	5/1/45		1,000	995
[2]	Omaha NE-Douglas Public Building Commission	4.000%	5/1/50		10,000	10,689
						52,501
Nevada (0.7%)
	Clark County NV Airport Improvement Revenue	5.000%	7/1/22		1,540	1,637
	Clark County NV Airport Improvement Revenue	5.000%	7/1/24		5,500	6,107
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30		1,535	1,812
	Clark County NV GO	5.000%	11/1/21		225	239
	Clark County NV GO	5.000%	11/1/27		215	262
	Clark County NV GO	4.000%	6/1/31		565	638
	Clark County NV GO	4.000%	11/1/31		860	964
	Clark County NV GO	4.000%	11/1/32		990	1,100
	Clark County NV GO	3.000%	11/1/38		2,595	2,617
	Clark County NV GO	4.000%	7/1/44		5,000	5,300
	Clark County NV School District GO	5.000%	6/15/20		175	176
	Clark County NV School District GO	5.000%	6/15/23		215	234
	Clark County NV School District GO	5.000%	6/15/23		2,290	2,495
	Clark County NV School District GO	5.000%	6/15/24		180	201
	Clark County NV School District GO	5.000%	6/15/25		2,940	3,329
	Clark County NV School District GO	5.000%	6/15/25		1,860	2,106
	Clark County NV School District GO	5.000%	6/15/26		105	121
	Clark County NV School District GO	5.000%	6/15/26		100	114
	Clark County NV School District GO	5.000%	6/15/27		1,280	1,467
	Clark County NV School District GO	5.000%	6/15/28		4,225	4,829
	Clark County NV School District GO	3.000%	6/15/39	(4)	3,000	3,010
	Clark County NV Water Reclamation District GO	5.000%	7/1/23		325	365

66

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28		175	184
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29		160	167
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33		575	656
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34		250	284
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37		520	554
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38		3,035	3,140
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39		3,000	3,366
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42		645	665
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42		1,020	1,083
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/22		325	349
Nevada GO	5.000%	4/1/24		90	103
Nevada GO	5.000%	11/1/24		165	192
Nevada GO	5.000%	11/1/26		520	614
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/20		1,010	1,035
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25		205	246
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/26		185	224
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/27		500	604
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/30		355	433
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/31		635	771
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32		100	112
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/33		200	237
					54,142
New Hampshire (0.0%)
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20	(Prere.)	1,550	1,569

New Jersey (4.5%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20		520	530
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21	(4)	710	753
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22		700	762
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/27	(4)	755	621
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28	(4)	500	397

67

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hudson County NJ Improvement Authority Lease Revenue	5.250%	5/1/51		100	116
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39	(15)	660	761
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/38		140	153
New Jersey Economic Development Authority Lease Revenue (Rutgers State University)	5.000%	6/15/46		1,520	1,652
New Jersey Economic Development Authority Revenue	5.000%	11/1/20		2,110	2,127
New Jersey Economic Development Authority Revenue	5.000%	3/1/21	(ETM)	145	150
New Jersey Economic Development Authority Revenue	5.000%	3/1/21		365	369
New Jersey Economic Development Authority Revenue	5.000%	3/1/21	(ETM)	1,500	1,554
New Jersey Economic Development Authority Revenue	5.000%	6/15/21		1,000	1,015
New Jersey Economic Development Authority Revenue	5.000%	3/1/22	(Prere.)	70	76
New Jersey Economic Development Authority Revenue	5.000%	6/15/22		200	204
New Jersey Economic Development Authority Revenue	5.000%	11/1/22		575	589
New Jersey Economic Development Authority Revenue	5.000%	3/1/23		310	315
New Jersey Economic Development Authority Revenue	5.000%	6/15/23		885	909
New Jersey Economic Development Authority Revenue	4.000%	6/15/24		770	766
New Jersey Economic Development Authority Revenue	5.000%	6/15/24	(Prere.)	45	52
New Jersey Economic Development Authority Revenue	4.000%	11/1/25		445	441
New Jersey Economic Development Authority Revenue	5.000%	3/1/26		430	435
New Jersey Economic Development Authority Revenue	5.000%	11/1/26		1,860	1,931
New Jersey Economic Development Authority Revenue	5.250%	6/15/27		3,030	3,150
New Jersey Economic Development Authority Revenue	5.250%	6/15/29		5,000	5,147
New Jersey Economic Development Authority Revenue	5.500%	6/15/29		3,100	3,258
New Jersey Economic Development Authority Revenue	4.000%	6/15/30		140	133
New Jersey Economic Development Authority Revenue	5.000%	6/15/36		240	241
New Jersey Economic Development Authority Revenue	5.000%	6/15/40		205	205
New Jersey Economic Development Authority Revenue	5.000%	6/15/41		620	619

68

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Economic Development Authority Revenue	5.000%	6/15/42		1,000	994
New Jersey Economic Development Authority Revenue	5.000%	11/1/44		500	492
New Jersey Economic Development Authority Revenue	4.625%	6/15/48		2,000	1,940
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/22		1,480	1,565
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23		2,665	2,811
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24		835	879
New Jersey Economic Development Authority Revenue (Cigarette Tax)	4.250%	6/15/27		320	329
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/28		250	261
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27	(15)	5,215	5,714
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32		1,000	946
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33		1,425	1,436
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	760	771
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	(ETM)	240	243
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21	(Prere.)	300	311
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21	(Prere.)	105	109
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21		2,145	2,169
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21	(14)	100	103
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		725	742
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22		1,335	1,367
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	(Prere.)	150	165
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/23		1,590	1,630

69

Tax-Exempt Bond Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	420	433
New Jersey Economic Development Authority Revenue (School Facilities Construction)	3.000%	3/1/24	710	672
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/24	1,410	1,442
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	250	258
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,335	2,383
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	285	289
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	470	485
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	920	937
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.250%	6/15/26	2,195	2,202
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26	2,855	2,945
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/26	355	364
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	475	483
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.375%	6/15/27	110	111
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/27	265	271
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.000%	11/1/27	2,205	2,173
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	600	609
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/29	285	288
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/30	1,710	1,725

70

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	4.750%	6/15/31	755	772
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/31	100	101
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,110	1,117
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	375	377
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/36	160	161
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/48	1,610	1,569
New Jersey Economic Development Authority Revenue (State House Project)	5.000%	6/15/26	600	622
New Jersey Economic Development Authority Revenue(Provident Group- Rowan Properties LLC - Rowan University Housing Project)	5.000%	1/1/48	100	98
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/21	4,310	4,398
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/23	295	304
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp. Projects)	5.000%	11/1/25	980	1,015
New Jersey Educational Facilities Authority Revenue (Higher Education Capital Improvement Fund)	4.000%	9/1/25	195	194
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	1,000	1,007
New Jersey Educational Facilities Authority Revenue (Stevens Institute of Technology)	3.000%	7/1/50	1,000	747
New Jersey GO	5.000%	6/1/20	300	301
New Jersey GO	5.000%	8/15/20	500	506
New Jersey GO	5.000%	6/1/22	700	753
New Jersey GO	5.000%	6/1/28	125	144
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	201
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	1,000	1,029
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	106

71

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25		200	216
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27		1,130	1,222
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28		1,360	1,467
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,650	1,771
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29		1,505	1,616
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	12/15/29		5,000	5,124
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		150	160
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30		1,800	1,918
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31		4,200	4,444
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	0.000%	12/15/35	(2)	440	229
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/25	(2)	410	351
New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/27	(14)	975	770
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/32		4,000	4,034
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33		2,520	2,540
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34		7,435	7,496
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35		1,145	1,153
New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/36		1,270	1,277
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/44		6,830	6,136
New Jersey Transportation Trust Fund Authority Revenue	3.500%	6/15/46		2,000	1,580
New Jersey Transportation Trust Fund Authority Revenue	4.000%	6/15/50		2,000	1,772
New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/50		250	243
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/21	(Prere.)	325	342

72

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25		580	589
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/27		630	641
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		1,085	1,097
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28		475	482
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/29		455	468
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/30		335	340
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.000%	6/15/31		120	118
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/32		750	752
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/33		145	145
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36		800	802
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	0.000%	12/15/36		170	83
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.750%	6/15/38		1,065	1,067
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		2,135	2,138
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38		450	451
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41		140	141
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/43		5,925	5,996
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44		400	394
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/45		445	437
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		50	49
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/46		5,000	4,895
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20		225	225
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20		120	121
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20	(14)	2,480	2,513
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/21	(Prere.)	1,370	1,436
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/21	(Prere.)	9,105	9,595
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/21	(Prere.)	1,735	1,837
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21		50	51

73

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21		740	762
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/22		125	128
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22		800	825
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22		1,085	1,125
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(4)	1,280	1,355
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	(14)	5,000	5,199
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/23		115	117
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/23		980	1,009
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	(2)	355	370
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		240	249
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23		740	768
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23		425	445
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/24		140	144
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/24	(2)	940	815
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24		1,170	1,210
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25		1,055	874
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26		450	455
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	(2)	1,945	1,555
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26		1,340	1,065
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27		5,000	3,804
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		1,925	1,402
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	(2)	2,010	1,476
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28		2,945	2,145
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29		1,565	1,088
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	(4)	14,065	10,498
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30		1,725	1,141
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	(14)	1,295	903

74

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31		740	746
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31		2,935	1,846
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	(14)	1,190	792
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32		2,450	2,466
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32		875	890
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	(4)	7,255	4,904
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32		1,160	693
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		825	468
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/33		1,520	862
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/34		1,190	643
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35		1,075	550
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36		250	251
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/36	(2)	760	377
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		1,085	502
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/37		3,340	1,544
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		1,595	699
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38		595	261
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39		4,025	1,672
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/39		3,500	3,510
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/40		2,905	1,141
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/42		2,225	2,211
New Jersey Turnpike Authority Revenue	5.000%	1/1/22		1,320	1,403
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	385	412
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	(Prere.)	965	1,034
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	100	109
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	6,510	7,110
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	875	956
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	960	1,047
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	50	55
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	175	191
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	150	164
New Jersey Turnpike Authority Revenue	5.000%	7/1/22	(Prere.)	485	530
New Jersey Turnpike Authority Revenue	5.000%	1/1/25		450	486

75

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/26		325	350
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		385	413
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		2,060	2,291
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		745	875
New Jersey Turnpike Authority Revenue	5.000%	1/1/27		310	364
New Jersey Turnpike Authority Revenue	5.250%	1/1/27	(4)	385	470
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		4,710	5,045
New Jersey Turnpike Authority Revenue	5.000%	1/1/28		665	738
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		2,555	2,733
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		900	1,050
New Jersey Turnpike Authority Revenue	5.000%	1/1/29		610	675
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		810	894
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		260	302
New Jersey Turnpike Authority Revenue	5.000%	1/1/30		500	591
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		180	208
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		730	803
New Jersey Turnpike Authority Revenue	5.000%	1/1/31		300	334
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		1,455	1,596
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		105	119
New Jersey Turnpike Authority Revenue	5.000%	1/1/32		480	552
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		460	503
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		465	513
New Jersey Turnpike Authority Revenue	5.000%	1/1/33		500	581
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		2,610	2,848
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		530	584
New Jersey Turnpike Authority Revenue	5.000%	1/1/34		830	948
New Jersey Turnpike Authority Revenue	4.000%	1/1/35		580	612
New Jersey Turnpike Authority Revenue	5.000%	1/1/37		4,695	5,382
New Jersey Turnpike Authority Revenue	3.250%	1/1/38		1,160	1,138
New Jersey Turnpike Authority Revenue	5.000%	1/1/40		10,245	11,704
New Jersey Turnpike Authority Revenue	4.000%	1/1/43		1,620	1,684
New Jersey Turnpike Authority Revenue	5.000%	1/1/43		520	541
New Jersey Turnpike Authority Revenue	5.000%	1/1/45		6,180	6,692
New Jersey Turnpike Authority Revenue	4.000%	1/1/48		15,345	15,950
New Jersey Turnpike Authority Revenue	5.000%	1/1/48		1,000	1,138
Newark NJ Housing Authority Port Authority-Port Newark Marine Terminal Revenue (City of Newark Redevelopment Projects)	5.000%	1/1/32	(14)	425	459
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25	(14)(ETM)	2,000	1,846
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20	(ETM)	60	61
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/20		70	71
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39		80	82
					325,916
New Mexico (0.1%)
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/20		1,445	1,452
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21		550	575

76

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/22		325	352
New Mexico Severance Tax Revenue	4.000%	7/1/20		2,260	2,272
New Mexico Severance Tax Revenue	4.000%	7/1/21		150	156
New Mexico Severance Tax Revenue	4.000%	7/1/22		240	255
					5,062
New York (21.2%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46		175	43
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/47		240	56
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21	(Prere.)	15	16
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/29		250	302
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/30		510	611
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32		700	827
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		650	763
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		1,195	1,396
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/36		525	566
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		200	232
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		5,235	6,049
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39		600	690
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/42		2,500	2,858
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44		3,250	3,440
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45		1,025	1,166
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/47		285	293
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		590	609
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/21	(Prere.)	600	625
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/21	(Prere.)	2,025	2,111
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/22	(4)	160	155
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/26	(4)	110	98
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		185	199
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/28	(4)	290	244

77

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,700	1,998
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		310	369
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		1,500	1,606
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		1,095	1,244
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		740	790
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		1,000	1,111
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/45		210	237
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		2,705	3,045
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21		11,000	10,952
Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23		17,000	16,934
Metropolitan Transportation Authority NY Revenue	5.250%	11/15/26	(4)	5,000	5,848
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30		15,000	15,024
Metropolitan Transportation Authority NY Revenue	0.000%	11/15/33		3,135	1,746
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33		3,105	3,110
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43		350	372
Nassau County NY GO	5.000%	1/1/22		100	107
Nassau County NY GO	5.000%	10/1/27		900	1,061
Nassau County NY GO	5.000%	4/1/39		250	266
Nassau County NY GO	5.000%	4/1/43		390	414
New York City NY GO	5.000%	8/1/20		755	762
New York City NY GO	5.000%	8/1/20		690	696
New York City NY GO	5.000%	8/1/20		1,430	1,443
New York City NY GO	5.000%	8/1/20		3,800	3,835
New York City NY GO	5.000%	8/1/20		1,505	1,519
New York City NY GO	5.000%	8/1/20		1,455	1,468
New York City NY GO	5.000%	8/1/20		1,325	1,337
New York City NY GO	5.000%	8/1/20		1,150	1,161
New York City NY GO	5.000%	8/1/20		215	217
New York City NY GO	5.000%	8/1/20		975	984
New York City NY GO	5.000%	4/1/21	(ETM)	1,890	1,965
New York City NY GO	5.000%	8/1/21	(Prere.)	60	63
New York City NY GO	5.000%	8/1/21	(Prere.)	220	232
New York City NY GO	5.000%	8/1/21	(Prere.)	70	74
New York City NY GO	5.000%	8/1/21		2,810	2,934
New York City NY GO	5.000%	8/1/21		765	799
New York City NY GO	5.000%	8/1/21		125	131
New York City NY GO	5.000%	8/1/21		2,605	2,720
New York City NY GO	5.000%	8/1/21		175	183
New York City NY GO	5.000%	8/1/21		715	747

78

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/21		390	407
New York City NY GO	5.000%	8/1/21		3,670	3,832
New York City NY GO	5.000%	8/1/21		315	329
New York City NY GO	5.000%	8/1/21		100	104
New York City NY GO	5.000%	8/1/21		1,000	1,044
New York City NY GO	5.000%	10/1/21	(Prere.)	300	318
New York City NY GO	5.000%	10/1/21	(Prere.)	5	5
New York City NY GO	5.000%	8/1/22		3,495	3,762
New York City NY GO	5.000%	8/1/22		300	323
New York City NY GO	5.000%	8/1/22		1,515	1,631
New York City NY GO	5.000%	8/1/22		1,000	1,076
New York City NY GO	5.000%	8/1/22		170	183
New York City NY GO	5.000%	8/1/22		700	753
New York City NY GO	5.000%	8/1/22		395	425
New York City NY GO	5.000%	8/1/22		215	231
New York City NY GO	5.000%	8/1/22		205	221
New York City NY GO	5.000%	8/1/22		2,350	2,503
New York City NY GO	5.000%	8/1/22		535	576
New York City NY GO	5.000%	4/1/23		2,105	2,254
New York City NY GO	5.000%	8/1/23		5,000	5,530
New York City NY GO	5.000%	8/1/23		1,440	1,593
New York City NY GO	5.000%	8/1/23		1,500	1,645
New York City NY GO	5.000%	8/1/23		3,000	3,318
New York City NY GO	5.000%	8/1/23		190	199
New York City NY GO	5.000%	8/1/23		290	321
New York City NY GO	5.000%	8/1/23		275	304
New York City NY GO	5.000%	8/1/23		2,875	3,180
New York City NY GO	5.000%	8/1/23		6,240	6,754
New York City NY GO	5.000%	8/1/24		660	748
New York City NY GO	5.000%	8/1/24		870	987
New York City NY GO	5.000%	8/1/24		835	947
New York City NY GO	5.000%	8/1/24		310	335
New York City NY GO	5.000%	8/1/24		210	227
New York City NY GO	5.000%	8/1/24		1,275	1,446
New York City NY GO	5.000%	8/1/24		150	167
New York City NY GO	5.000%	8/1/24		1,795	2,036
New York City NY GO	5.000%	8/1/24		1,000	1,134
New York City NY GO	5.000%	8/1/25		170	195
New York City NY GO	5.000%	8/1/25		465	539
New York City NY GO	5.000%	8/1/25		200	219
New York City NY GO	5.000%	8/1/25		2,100	2,335
New York City NY GO	5.000%	8/1/25		2,000	2,128
New York City NY GO	5.000%	8/1/25		1,050	1,098
New York City NY GO	5.000%	8/1/25		1,100	1,276
New York City NY GO	5.000%	8/1/25		955	1,108
New York City NY GO	5.000%	8/1/25		1,080	1,253
New York City NY GO	5.000%	8/1/25		385	448
New York City NY GO	5.000%	8/1/25		595	690
New York City NY GO	5.000%	8/1/25		1,185	1,374
New York City NY GO	5.000%	3/1/26		1,510	1,705
New York City NY GO	5.000%	8/1/26		500	541
New York City NY GO	5.000%	8/1/26		1,340	1,575
New York City NY GO	5.000%	8/1/26		315	360
New York City NY GO	5.000%	8/1/26		1,235	1,469

79

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY GO	5.000%	8/1/26		250	296
New York City NY GO	5.000%	3/1/27		1,675	1,886
New York City NY GO	5.000%	4/1/27		285	305
New York City NY GO	5.000%	8/1/27		345	401
New York City NY GO	5.000%	8/1/27		1,255	1,440
New York City NY GO	5.000%	8/1/27		795	934
New York City NY GO	5.000%	8/1/27		3,770	4,479
New York City NY GO	5.000%	8/1/28		330	377
New York City NY GO	5.000%	8/1/28		120	125
New York City NY GO	5.000%	8/1/28		55	64
New York City NY GO	5.000%	8/1/28		195	230
New York City NY GO	5.000%	8/1/28		975	1,172
New York City NY GO	5.000%	8/1/28		510	627
New York City NY GO	5.000%	8/1/28		2,635	2,884
New York City NY GO	5.000%	10/1/28		745	808
New York City NY GO	5.000%	8/1/29		7,630	8,220
New York City NY GO	5.000%	8/1/29		4,740	5,570
New York City NY GO	5.000%	8/1/29		285	316
New York City NY GO	5.000%	8/1/29		365	415
New York City NY GO	5.000%	8/1/29		600	656
New York City NY GO	5.000%	8/1/29		100	108
New York City NY GO	5.000%	3/1/30		160	175
New York City NY GO	5.000%	8/1/30		2,030	2,379
New York City NY GO	5.000%	8/1/30		3,470	4,067
New York City NY GO	5.000%	8/1/30		465	564
New York City NY GO	5.000%	10/1/30		390	409
New York City NY GO	5.000%	10/1/30		3,000	3,758
New York City NY GO	5.000%	10/1/31		8,910	11,059
New York City NY GO	5.250%	10/1/31		5,500	6,660
New York City NY GO	5.000%	12/1/31		200	235
New York City NY GO	5.000%	3/1/32		2,500	2,726
New York City NY GO	5.000%	8/1/32		110	124
New York City NY GO	5.000%	10/1/32		180	190
New York City NY GO	5.000%	8/1/33		1,000	1,104
New York City NY GO	5.000%	12/1/34		100	117
New York City NY GO	5.000%	10/1/35		500	583
New York City NY GO	5.000%	12/1/35		820	958
New York City NY GO	5.000%	6/1/36		130	147
New York City NY GO	5.000%	10/1/38		3,475	4,008
New York City NY GO	5.000%	8/1/39		4,090	4,840
New York City NY GO	4.000%	8/1/40		4,230	4,551
New York City NY GO	5.000%	12/1/41		630	727
New York City NY GO	4.000%	12/1/43		265	286
New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.950%	11/1/48		2,000	2,053
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	2,495	2,505
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	4.750%	1/1/42	(2)	10	10
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/31	(3)	20	20

80

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36	(14)	100	99
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	4.500%	3/1/39	(3)	1,365	1,345
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/44	(12)	150	61
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	4.750%	3/1/46	(14)	130	128
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/46	(3)	1,555	1,532
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	120	121
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	12/15/20	(Prere.)	7,725	7,947
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	12/15/20	(Prere.)	1,425	1,468
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	910	954
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	1,000	1,048
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	225	236
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	12/15/21	(Prere.)	440	470
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	12/15/21	(Prere.)	685	735
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/23	(Prere.)	965	1,089
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26		25	26
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29		235	267
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/30		2,555	2,751
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31		205	206
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		1,500	1,749
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/34		205	219
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		1,140	1,314
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		1,180	1,257
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		840	919
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		1,210	1,324

81

Tax-Exempt Bond Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	6,080	6,824
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	3,020	3,475
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,120
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	500	586
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,040	5,646
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	3,510	4,033
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	2,360	2,765
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37	865	983
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	4,455	5,278
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,030	1,221
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	355	388
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	800	932
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,520
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	455	516
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	260	295
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	3,630	4,048
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	3,940	4,470
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,889
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	6,045
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,682
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/40	1,610	1,647
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	9,000	9,843
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/42	2,375	2,602
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	3,955	4,044
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	115	128
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	190	197
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	380	403

82

Tax-Exempt Bond Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	155	172
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	2,495	2,613
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	470	493
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,237
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	6,855	7,438
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	200	230
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	12,280	13,180
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	1,110	1,205
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	290	315
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	2,365	2,624
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	250	290
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48	1,750	2,005
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	5,250	5,666
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	2,000	2,166
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	885	948
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	8,485	9,189
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49	2,500	2,972
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49	1,715	2,024
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49	1,500	1,744
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/49	2,500	2,952
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	5.000%	6/15/35	640	700
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	420	445
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/22	895	985
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26	975	1,128
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/27	945	1,093
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	720	832

83

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29		350	404
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30		1,630	1,877
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/31		2,395	2,753
New York City NY Sales Tax Asset Receivable Corp. Revenue	4.000%	10/15/32		3,500	3,766
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21		15	16
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	(ETM)	100	105
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25		160	167
New York City NY Transitional Finance Authority Building Aid Revenue	3.250%	7/15/27		100	104
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/27		1,775	2,167
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28		800	967
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29		1,610	1,935
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		230	262
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30		800	861
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31		130	149
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		170	177
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32		430	462
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33		140	150
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		3,100	3,476
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34		930	1,034
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		190	215
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		750	839
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35		2,040	2,361
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/35		2,085	2,492
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		740	795
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36		265	289
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		100	104
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		250	277

84

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36		4,000	4,686
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		300	331
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		6,185	6,935
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37		2,270	2,649
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38		1,000	1,097
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40		1,230	1,311
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		1,500	1,551
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		4,120	4,564
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40		1,165	1,284
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41		600	664
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		4,260	4,676
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		2,125	2,445
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		215	240
New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		1,395	1,419
New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	4,801
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		240	245
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		475	485
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20		310	311
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	205	210
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21		1,550	1,630
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21		235	247
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		350	372
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		2,205	2,341
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21		415	441
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/22		470	485
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		310	328
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22		385	420

85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	135	147
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/24	2,385	2,728
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	595	629
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	2,090	2,215
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/25	140	151
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	245	289
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	1,960	2,275
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	185	200
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	630	731
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/27	555	628
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	115	133
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	465	565
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	160	187
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	2,325	2,539
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	110	124
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	955	1,155
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/29	455	535
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/29	1,105	1,248
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	4,860	5,241
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	3,200	3,846
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	395	471
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	325	357
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	1,075	1,269
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30	210	253
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,505	1,734
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	125	143
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	655	763

86

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/31	2,015	2,208
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	135	161
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	60	66
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	300	338
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	825	954
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/31	720	810
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	7,720	8,305
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	200	232
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	2,720	2,848
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	2,510	2,921
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	4,230	4,989
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	150	169
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	920	1,062
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	225	263
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	100	107
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	510	570
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	905	946
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	360	417
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,460	1,743
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	110	128
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	140	157
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	400	407
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	100	113
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	3,700	4,255
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	465	509
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	2,445	2,825
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	590	676

87

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	2,230	2,588
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	395	443
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	195	224
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	350	357
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	100	115
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	595	704
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	100	115
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	7/15/35	2,000	2,219
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	3,295	3,691
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	660	759
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	705	765
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	705	813
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/36	360	384
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	3,500	4,049
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	5,615	6,413
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	1,335	1,494
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	1,270	1,413
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	3,000	3,146
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	245	282
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/37	1,000	1,074
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/37	2,565	2,940
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/37	1,000	1,174
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	3,110	3,547
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/38	1,615	1,840
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/38	1,090	1,204
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,185	2,382
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	1,500	1,504

88

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	920	1,027
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	6,820	7,527
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	4,660	4,917
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/39	690	732
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/39	4,895	5,462
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/39	5,000	5,417
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	3,355	3,412
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/40	1,050	1,192
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	13,085	14,927
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	6,675	7,515
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/42	150	158
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	225	237
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	5,600	6,092
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,125	3,479
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/42	5,860	6,301
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/42	495	545
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/43	5,250	5,957
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/44	750	792
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/45	3,010	3,428
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/29	80	93
New York City NY Transitional Finance Authority Revenue	5.000%	11/1/30	520	621
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,840	2,186
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,800	2,133
New York City NY Transitional Finance Authority Revenue	4.000%	8/1/39	4,250	4,580
New York City NY Transitional Finance Authority Revenue	4.000%	11/1/45	2,000	2,146
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/41	2,875	3,338
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43	1,240	1,427

89

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Water & Sewer System	4.000%	6/15/40		5,000	5,486
New York Convention Center Development Corp. Revenue	0.000%	11/15/39	(4)	500	259
New York Convention Center Development Corp. Revenue	0.000%	11/15/40		650	310
New York Convention Center Development Corp. Revenue	5.000%	11/15/40		3,210	3,343
New York Liberty Development Corp. Revenue	5.000%	12/15/41		1,300	1,358
New York Liberty Development Corp. Revenue	5.000%	11/15/44		3,545	3,667
New York Liberty Development Corp. Revenue	5.750%	11/15/51		6,425	6,712
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20		1,075	1,075
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	(Prere.)	395	404
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,070	1,096
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		255	255
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	475	506
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	400	426
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,645	1,752
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		500	501
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	700	746
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	150	160
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		1,290	1,291
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21		260	260
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	245	261
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	175	187
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	435	465
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	80	86
New York Metropolitan Transportation Authority Revenue	5.000%	11/1/22		535	536
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22		225	225
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	50	55
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	220	244

90

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	385	426
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	210	232
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	240	270
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	(Prere.)	115	132
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		60	60
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23		900	902
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24		7,790	7,805
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		300	301
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25		2,350	2,354
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		250	251
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27		1,020	1,025
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,090	1,092
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28		1,010	1,016
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29		1,300	892
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		150	150
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29		1,800	1,809
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		110	110
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30		12,930	12,951
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30		1,800	1,828
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/32		3,620	2,106
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32		1,000	947
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34		385	386
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/35		5,195	4,869
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		9,000	9,011
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35		945	946
New York Metropolitan Transportation Authority Revenue	3.250%	11/15/36		275	248
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37		500	466

91

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	600	601
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	1,775	1,778
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/38	2,000	1,862
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	770	771
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	135	135
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	150	150
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	545	545
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/39	1,170	462
New York Metropolitan Transportation Authority Revenue	4.250%	11/15/39	100	96
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/39	2,485	2,488
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/40	755	280
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41	225	225
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	795	796
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	10	10
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	1,000	1,001
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/43	615	557
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	2,275	2,277
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	895	896
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/44	980	981
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/44	795	804
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/45	100	89
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	895	896
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/46	150	150
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55	55	56
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/56	1,100	1,102
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	910	924
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	1,165	1,182

92

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		1,435	1,459
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		200	201
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24		420	445
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25		2,220	2,352
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/30		2,140	1,391
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		115	132
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		695	731
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32		800	465
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		1,010	1,081
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/34		225	255
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		100	113
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/35		375	423
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		1,605	1,783
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/42		815	900
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/43		550	550
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		950	1,037
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		665	688
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		2,075	2,217
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20		200	200
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/22		2,135	2,139
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/24	(Prere.)	340	402
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38		1,845	1,847
New York NY GO	5.000%	8/1/20		2,140	2,160
New York NY GO	5.000%	8/1/23		125	138
New York NY GO	5.000%	8/1/25		1,140	1,322
New York NY GO	5.000%	8/1/25		1,785	2,070
New York NY GO	5.000%	8/1/25		4,105	4,704
New York NY GO	5.000%	8/1/26		5,105	6,042
New York NY GO	5.000%	8/1/26		250	296
New York NY GO	5.000%	8/1/27		1,470	1,773

93

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York NY GO	5.000%	8/1/28		1,800	2,189
New York NY GO	5.000%	8/1/30		3,885	4,502
New York NY GO	5.000%	12/1/30		135	159
New York NY GO	5.000%	6/1/35		5,000	5,676
New York NY GO	4.000%	8/1/37		1,000	1,087
New York NY GO	4.000%	8/1/42		2,060	2,205
New York NY GO	3.500%	4/1/46		2,000	2,011
New York State Dormitory Authority Sales Tax Revenue Supported Debt Group A	5.000%	3/15/26		100	118
New York State Dormitory Authority Personal Income Tax Revenue	5.000%	2/15/29		250	288
New York State Dormitory Authority	5.000%	2/15/21		1,540	1,588
New York State Dormitory Authority	5.000%	2/15/23		1,755	1,931
New York State Dormitory Authority	5.000%	2/15/25		3,000	3,483
New York State Dormitory Authority	5.000%	2/15/26		1,050	1,247
New York State Dormitory Authority	5.000%	2/15/36		2,000	2,315
New York State Dormitory Authority	5.000%	2/15/42		2,110	2,215
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/20	(2)	220	220
New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/22	(2)	1,810	1,965
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	125	131
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	1,400	1,471
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/45		250	284
New York State Dormitory Authority Revenue	5.000%	10/1/22		2,035	2,210
New York State Dormitory Authority Revenue	5.000%	3/15/23	(Prere.)	1,080	1,209
New York State Dormitory Authority Revenue	5.000%	10/1/24		1,000	1,146
New York State Dormitory Authority Revenue	5.000%	10/1/28		2,535	3,029
New York State Dormitory Authority Revenue	3.000%	10/1/31		1,500	1,555
New York State Dormitory Authority Revenue	3.000%	10/1/32		1,500	1,540
New York State Dormitory Authority Revenue	5.000%	10/1/32		1,000	1,169
New York State Dormitory Authority Revenue	5.000%	3/15/36		8,565	10,066
New York State Dormitory Authority Revenue	5.000%	7/1/38		600	722
New York State Dormitory Authority Revenue	4.000%	3/15/48		2,230	2,352
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		1,000	1,089
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/41		4,355	4,501
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		615	955
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/47		3,925	6,148
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	415	438
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41		1,985	2,199
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/23	(Prere.)	800	904

94

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (New York University)	5.500%	7/1/31	(2)	20	26
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		215	252
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34		510	595
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35		780	850
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35		115	134
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36		1,400	1,628
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/41		655	695
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/45		100	115
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48		190	219
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20		875	897
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		190	196
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21		580	598
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		1,230	1,271
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		1,000	1,033
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		475	491
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21		760	785
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/21		330	346
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21		3,860	4,097
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22		2,290	2,443
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		140	150
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		1,900	2,033
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22		435	465
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	12/15/22		435	465
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/22		465	509
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	(Prere.)	1,445	1,613
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		2,065	2,272
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		115	127

95

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	(Prere.)	765	854
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		100	110
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23		875	963
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23		465	513
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23		2,890	3,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		4,715	5,336
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		150	170
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24		185	209
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		260	278
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		1,900	2,155
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		520	590
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		210	217
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/24		785	861
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		2,050	2,317
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25		520	604
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		1,580	1,838
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25		405	471
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26		570	643
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		105	112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		5,285	6,291
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		450	539
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		5,240	6,371
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27		7,055	8,174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/27		710	775
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		1,445	1,728
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		895	1,007
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28		1,100	1,270

96

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		140	169
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	(ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		2,060	2,551
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28		435	520
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/28		2,115	2,304
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		720	876
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		80	90
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		1,755	1,868
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29		695	802
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/29		140	152
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		125	140
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		1,000	1,149
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		5,830	6,201
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		520	584
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		1,930	2,220
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30		355	413
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30		580	630
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/31		1,015	1,090
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		425	487
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		220	256
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,210	1,390
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,995	2,118
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/31		820	889
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		2,150	2,459
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		3,215	3,790
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		1,340	1,552
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		420	470

97

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	3,525	4,030
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	250	286
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33	3,015	3,530
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34	5,050	5,950
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	215	222
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	1,415	1,638
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35	145	173
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35	775	886
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,685	1,880
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	1,850	2,135
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/37	1,100	1,212
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	370	419
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	1,090	1,231
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	910	1,056
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38	580	667
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	255	284
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	5,040	6,005
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38	1,480	1,777
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/38	145	151
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	1,190	1,342
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	3,000	3,471
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	4,115	4,889
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	3,500	4,150
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/41	1,110	1,283
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41	7,930	8,155
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	1,040	1,197
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42	5,000	5,775

98

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42		335	352
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/43		330	379
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/44		5,000	5,607
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/45		1,575	1,766
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/49		3,000	3,206
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/22	(Prere.)	600	655
New York State Dormitory Authority Revenue (State University Educational Facilities)	4.000%	5/15/20		200	200
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/20		175	175
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/21		160	167
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/23		65	70
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/24		135	145
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27		770	829
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29		665	715
New York State Dormitory Authority Revenue (The New School)	4.000%	7/1/43		500	514
New York State Dormitory Authority Revenue Sales Tax Revenue	5.000%	3/15/44		740	852
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21		5,230	5,403
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	(ETM)	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		6,140	6,569
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22		3,195	3,418
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	(Prere.)	1,055	1,181
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23		920	1,013
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	(Prere.)	600	672
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	(Prere.)	1,420	1,590
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		4,935	5,588
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24		275	306
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25		225	261
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26		620	723

99

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,135	1,289
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	455	516
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	510	601
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	875	1,049
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	375	441
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	485	549
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,300	1,595
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,000	1,200
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	275	322
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,366
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,015	4,523
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,210	2,638
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	295	344
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,955	2,300
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,580	3,059
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,000	2,420
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,460	1,639
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	410	475
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,985	3,339
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	520	605
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,460	1,627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	185	213
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	322
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	687
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	800	891
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,450	1,683
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,753

100

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36		1,975	2,274
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		1,000	1,152
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37		1,000	1,171
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38		1,355	1,556
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43		320	364
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43		5,035	5,813
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44		2,910	3,083
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44		3,120	3,451
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20		3,930	3,950
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32		140	155
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41		325	338
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46		125	133
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/47		3,025	3,526
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/48		1,220	1,449
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/41		425	440
New York State Housing Finance Agency Housing Revenue	4.000%	11/1/38		950	1,011
New York State Power Authority Revenue	4.000%	11/15/45		3,000	3,313
New York State Power Authority Revenue	4.000%	11/15/50		6,500	7,102
New York State Power Authority Revenue	4.000%	11/15/55		5,000	5,375
New York State Power Authority Revenue	3.250%	11/15/60		8,000	7,839
New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	400	429
New York State Thruway Authority Revenue	5.000%	1/1/23		75	80
New York State Thruway Authority Revenue	5.000%	1/1/23		350	384
New York State Thruway Authority Revenue	5.000%	1/1/24		515	580
New York State Thruway Authority Revenue	5.000%	1/1/25		1,265	1,416
New York State Thruway Authority Revenue	5.000%	1/1/29		365	406
New York State Thruway Authority Revenue	5.000%	1/1/30		1,560	1,731
New York State Thruway Authority Revenue	5.000%	1/1/31		1,775	1,964
New York State Thruway Authority Revenue	5.000%	1/1/32		140	155
New York State Thruway Authority Revenue	5.000%	3/15/32		955	1,103
New York State Thruway Authority Revenue	5.000%	1/1/36		2,000	2,367
New York State Thruway Authority Revenue	4.000%	1/1/37		3,000	3,158

101

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/41		865	953
New York State Thruway Authority Revenue	4.125%	1/1/42		390	398
New York State Thruway Authority Revenue	5.000%	1/1/46		440	481
New York State Thruway Authority Revenue	4.000%	1/1/50		5,000	5,112
New York State Thruway Authority Revenue	5.000%	1/1/51		515	562
New York State Thruway Authority Revenue	3.000%	1/1/53		2,500	2,291
New York State Thruway Authority Revenue	4.000%	1/1/53		10,000	10,178
New York State Thruway Authority Revenue	4.000%	1/1/53		2,500	2,579
New York State Thruway Authority Revenue	4.000%	1/1/56		685	691
New York State Thruway Authority Revenue	5.250%	1/1/56		1,000	1,101
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/21		140	145
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/22		520	560
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31		500	516
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/23		1,500	1,553
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/25		120	124
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29		3,895	4,103
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30		190	200
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		250	263
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		2,030	2,101
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		3,400	3,518
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21		220	228
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		1,620	1,733
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		730	781
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22		2,585	2,766
New York State Urban Development Corp. Revenue (Personal Income Tax) GO	5.500%	3/15/23	(14)	3,795	4,236
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		360	397
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		465	527
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		2,125	2,410
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24		3,350	3,695
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		320	353
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		495	576
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25		545	634

102

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	2,500	2,976
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,020	1,202
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27	100	110
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27	4,815	5,728
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/27	1,345	1,635
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	355	416
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	2,095	2,484
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	7,695	8,458
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,130	5,631
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	865	949
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	210	236
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	785	916
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	640	718
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	170	186
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	145	159
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,202
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	200	224
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	115	119
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,850	3,122
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	410	448
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	1,485	1,752
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	525	573
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	3,600	3,932
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	710	818
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	165	191
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	705	786
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	765	880

103

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	175	204
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	260	300
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/42	2,000	2,336
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	2,250	2,443
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/46	2,000	2,153
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/47	1,010	1,098
New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/21	5,000	5,174
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/44	7,000	7,560
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/49	2,500	2,380
Port Authority of New York & New Jersey Revenue	5.000%	12/1/20	485	495
Port Authority of New York & New Jersey Revenue	5.000%	12/1/21	395	416
Port Authority of New York & New Jersey Revenue	5.000%	5/1/26	240	275
Port Authority of New York & New Jersey Revenue	5.000%	12/1/26	280	310
Port Authority of New York & New Jersey Revenue	5.000%	10/15/27	345	398
Port Authority of New York & New Jersey Revenue	4.000%	12/1/27	200	209
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	125	143
Port Authority of New York & New Jersey Revenue	5.000%	12/1/30	100	110
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	300	341
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	255	279
Port Authority of New York & New Jersey Revenue	4.000%	7/15/33	40	41
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	380	431
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	105	117
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	4,010	4,538
Port Authority of New York & New Jersey Revenue	5.000%	7/15/35	100	101
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	150	170
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,470	1,740
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	60	66

104

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Port Authority of New York & New Jersey Revenue	5.000%	5/1/37		120	120
Port Authority of New York & New Jersey Revenue	4.000%	9/1/38		1,055	1,129
Port Authority of New York & New Jersey Revenue	5.000%	7/15/39		1,265	1,271
Port Authority of New York & New Jersey Revenue	5.000%	9/1/39		4,710	5,199
Port Authority of New York & New Jersey Revenue	5.000%	5/1/40		100	112
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41		2,080	2,120
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41		3,455	3,878
Port Authority of New York & New Jersey Revenue	5.000%	11/15/41		5,695	6,502
Port Authority of New York & New Jersey Revenue	5.000%	10/15/42		350	394
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43		1,000	1,050
Port Authority of New York & New Jersey Revenue	5.000%	12/1/43		120	130
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45		420	467
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46		1,225	1,395
Port Authority of New York & New Jersey Revenue	5.000%	11/15/47		5,000	5,620
Port Authority of New York & New Jersey Revenue	5.000%	9/1/48		1,020	1,158
Port Authority of New York & New Jersey Revenue	4.000%	11/1/49		1,875	1,966
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55		250	283
Port Authority of New York & New Jersey Revenue	5.250%	10/15/57		1,150	1,295
Port Authority of New York & New Jersey Revenue	5.250%	11/15/57		9,925	11,269
Port Authority of New York & New Jersey Revenue	6.125%	6/1/94		200	226
Suffolk County NY Water Authority Water System Revenue	3.000%	6/1/32		210	216
Triborough Bridge & Tunnel Authority New York Revenue	5.500%	11/15/20	(14)	185	189
Triborough Bridge & Tunnel Authority New York Revenue	4.000%	11/15/21		375	392
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21		165	175
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21		295	313
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	150	161
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/22	(Prere.)	345	370

105

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	1/1/22	(Prere.)	100	108
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22		1,040	1,140
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		135	149
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23		635	718
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24		140	163
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24		415	482
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25		1,180	1,298
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25		1,250	1,490
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26		1,840	2,021
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28		315	398
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29		435	347
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/30		2,575	1,971
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30		525	628
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31		2,820	2,075
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31		2,040	2,387
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		3,115	2,253
Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32		1,790	1,263
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32		300	354
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33		575	674
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34		225	263
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36		1,000	1,187
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37		3,500	4,042
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		880	1,014
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38		1,000	1,087
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40		1,190	1,347
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		2,130	2,435
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42		1,000	1,152

106

Tax-Exempt Bond Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44	3,000	3,467
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46	90	103
Triborough Bridge & Tunnel Authority New York Revenue	4.000%	11/15/47	2,015	2,143
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	2,960	3,361
Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	5.000%	11/15/29	110	132
Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	3.000%	11/15/45	3,150	3,031
Triborough NY Bridge & Tunnel Authority Revenue	5.000%	11/15/23	150	170
Triborough NY Bridge & Tunnel Authority Revenue	5.000%	11/15/28	225	285
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	2,550	2,582
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	5,995	6,073
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/24	4,580	5,040
Utility Debt Securitization Authority New York Revenue	5.000%	6/15/25	295	330
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/26	1,035	1,205
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	185	220
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30	7,020	7,888
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	310	348
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	285	335
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,040	1,220
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	155	173
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	375	444
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	270	301
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	435	509
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	1,080	1,261
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	915	1,067
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39	5,235	6,233
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/40	2,150	2,546

107

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		4,300	4,776
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		3,360	3,969
					1,538,878
North Carolina (1.1%)
Charlotte NC Airport Revenue	5.000%	7/1/47		160	179
Charlotte NC COP	3.000%	6/1/22		200	200
Charlotte NC COP	4.000%	6/1/49		2,750	2,947
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21		400	419
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38		125	126
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/47		2,480	2,723
Mecklenburg County NC GO	5.000%	4/1/21		1,205	1,251
Mecklenburg County NC GO	5.000%	12/1/21		1,320	1,406
Mecklenburg County NC Public Facilities Corp. Revenue	5.000%	2/1/23		1,080	1,195
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/41		260	303
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/44		1,090	1,289
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55		500	577
North Carolina Capital Improvement Revenue	4.500%	5/1/20	(Prere.)	640	640
North Carolina Capital Improvement Revenue	5.000%	5/1/21	(Prere.)	140	146
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	(ETM)	300	308
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.000%	1/1/22	(ETM)	792	861
North Carolina Eastern Municipal Power Agency Power Systems Revenue	6.000%	1/1/22	(Prere.)	205	222
North Carolina GAN	5.000%	3/1/23		2,115	2,334
North Carolina GAN	5.000%	3/1/25		5,165	6,036
North Carolina GAN	5.000%	3/1/26		270	314
North Carolina GAN	5.000%	3/1/27		100	116
North Carolina GAN	5.000%	3/1/28		1,990	2,487
North Carolina GO	4.000%	5/1/20		1,165	1,165
North Carolina GO	5.000%	5/1/20		1,865	1,865
North Carolina GO	5.000%	5/1/20	(Prere.)	90	90
North Carolina GO	5.000%	5/1/20	(Prere.)	30	30
North Carolina GO	5.000%	5/1/20		150	150
North Carolina GO	4.000%	6/1/20		4,100	4,110
North Carolina GO	4.000%	5/1/21		970	1,001
North Carolina GO	5.000%	5/1/21		1,450	1,510
North Carolina GO	5.000%	5/1/22		500	540
North Carolina GO	5.000%	6/1/22		225	244
North Carolina GO	5.000%	6/1/24		1,775	2,052
North Carolina GO	5.000%	6/1/25		1,845	2,196
North Carolina GO	5.000%	6/1/28		5,000	6,414
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/24		235	262

108

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/27		115	134
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/28		225	261
North Carolina Public Improvement GO	5.000%	6/1/26		3,250	3,973
North Carolina Public Improvement GO	2.125%	6/1/36		1,180	1,093
North Carolina Revenue	5.000%	11/1/20		580	592
North Carolina Revenue	5.000%	5/1/21		2,375	2,473
North Carolina Revenue	5.000%	5/1/22		560	603
North Carolina Revenue	5.000%	6/1/23		2,265	2,523
North Carolina Revenue	5.000%	5/1/25		1,065	1,253
North Carolina Revenue	5.000%	5/1/25		5,160	5,893
North Carolina Revenue	5.000%	6/1/25		330	389
North Carolina Revenue	5.000%	5/1/27		740	914
North Carolina Turnpike Authority Revenue	5.000%	1/1/44		1,500	1,575
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47		200	205
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51		200	205
North Carolina Turnpike Authority Revenue (Triangle Expressway)	5.000%	1/1/49		4,200	4,376
North Carolina Turnpike Authority Revenue (Triangle Expressway)	5.000%	1/1/49	(4)	705	802
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/21	(Prere.)	265	275
Union County NC Enterprise System Revenue	3.000%	6/1/34		1,275	1,333
University of North Carolina at Greensboro Revenue	4.000%	4/1/35		1,300	1,439
Wake County NC GO	5.000%	3/1/21		600	621
Wake County NC GO	5.000%	3/1/23		335	372
					79,012
Ohio (1.4%)
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/31		1,685	1,815
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	(Prere.)	70	75
American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42		1,395	1,497
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42		255	270
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44		155	160
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/22	(Prere.)	1,720	1,859
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26		270	306
Athens OH School District GO	3.250%	12/1/48		2,775	2,820
Berea OH City School District GO	4.000%	12/1/53	(15)	250	263
Brunswick OH City School District GO	5.250%	6/1/23	(Prere.)	500	567
Brunswick OH City School District GO	5.250%	6/1/23	(Prere.)	640	726
Cincinnati OH City School District GO	5.250%	12/1/31	(14)	200	272

109

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cleveland Heights & University Heights OH City School District GO	4.500%	12/1/47		1,870	1,973
Cleveland OH Airport System Revenue	5.000%	1/1/22	(Prere.)	200	214
Cleveland OH Airport System Revenue	5.000%	1/1/22	(4)	355	373
Cleveland OH Airport System Revenue	5.000%	1/1/24	(4)	2,040	2,251
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30		3,000	3,180
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/37		295	312
Columbus OH GO	5.000%	7/1/23	(Prere.)	1,250	1,411
Columbus OH GO	4.000%	4/1/31		4,000	4,568
Columbus OH Sewer Revenue	5.000%	12/1/24	(Prere.)	5,405	6,391
Columbus OH Sewer Revenue	5.000%	6/1/27		205	239
Columbus OH Sewer Revenue	5.000%	6/1/32		1,500	1,804
Confluence Community Authority OH Revenue (Stadium & Sports Project)	3.000%	5/1/48		3,125	3,039
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.250%	12/1/25		225	230
Cuyahoga OH Community College District Revenue	5.000%	8/1/28		275	298
Great Oaks Career Campuses OH Board of Education COPS	3.000%	12/1/44		2,250	2,129
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30		200	240
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31		410	461
Hamilton County OH Sewer System Revenue	5.000%	12/1/38		260	289
Northeast Ohio Regional Sewer District Revenue	5.000%	5/15/23	(Prere.)	600	671
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/24	(Prere.)	300	355
Northeast Ohio Regional Sewer District Revenue	5.000%	11/15/24	(Prere.)	6,890	8,151
Northeast Ohio Regional Sewer District Revenue	3.000%	11/15/40		1,990	2,033
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	5/15/23	(Prere.)	1,065	1,190
Northeast Ohio Regional Sewer District Wastewater Revenue	5.000%	11/15/24	(Prere.)	3,000	3,549
Ohio GO	5.000%	9/15/21		650	687
Ohio GO	5.000%	12/15/23		1,525	1,736
Ohio GO	5.000%	9/15/24		645	751
Ohio GO	5.000%	9/1/25		355	424
Ohio GO	5.000%	5/1/27		160	199
Ohio GO	5.000%	3/15/33		1,535	1,745
Ohio GO	5.000%	3/15/37		1,635	1,847
Ohio Higher Education GO	5.000%	5/1/30		2,105	2,465
Ohio Higher Education GO	5.000%	5/1/34		3,000	3,457
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/40		285	337
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28		1,010	1,208
Ohio State University General Receipts Revenue	5.000%	12/1/39		645	736

110

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/23	(Prere.)	5,625	6,265
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30		250	272
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36		635	401
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37		50	30
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38		1,155	666
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39		105	113
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40		170	91
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42		615	302
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43		605	285
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/29		2,040	2,630
Ohio Water Development Authority Pollution Control Revenue	5.000%	6/1/29		3,550	4,542
Ohio Water Development Authority Revenue	5.000%	6/1/28		770	946
Ohio Water Development Authority Revenue	5.000%	12/1/31		3,855	4,598
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25		135	160
Revere OH Local School District GO	5.000%	6/1/22	(Prere.)	265	289
South-Western City OH School District GO	4.000%	6/1/22	(Prere.)	220	235
University of Cincinnati Ohio General Receipts Revenue	5.000%	12/1/23	(Prere.)	800	918
Warrensville Heights OH City School District GO	5.000%	12/1/44		1,775	2,015
Wickliffe OH City School District GO	3.125%	12/1/43		775	777
Wickliffe OH City School District GO	3.250%	12/1/56		1,300	1,249
Willoughby-Eastlake City OH School District GO	5.000%	12/1/25	(Prere.)	295	357
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50		1,000	1,048
Winton Woods City OH School District GO	5.000%	5/1/22	(Prere.)	500	543
					100,305
Oklahoma (0.4%)
Canadian County OK Educational Facilities Authority Lease Revenue (Mustang Public Schools Project)	5.000%	9/1/28		755	907
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/47		1,000	1,079
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	(Prere.)	220	221
Grand River Dam Authority Oklahoma Revenue	5.250%	6/1/20	(Prere.)	1,030	1,034
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/30		6,620	7,965
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/31		175	210
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/32		160	191
Oklahoma Agricultural & Mechanical Colleges Revenue (Oklahoma State University)	4.400%	8/1/39		345	348
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38		1,290	1,422
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34		680	753

111

Tax-Exempt Bond Index Fund
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/47		200	226
Oklahoma State University Agriculture & Mechanical Colleges Revenue	4.000%	9/1/36		375	425
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22		250	257
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28		155	196
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28		3,000	3,073
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42		500	545
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42		500	572
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47		1,615	1,730
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48		5,220	5,628
					26,782
Oregon (0.9%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33		2,265	2,737
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/35		420	249
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/36		710	398
Clackamas County OR School District No. 12 North Clackamas GO	0.000%	6/15/39		500	241
Clatsop County OR School District No. 10 Seaside GO	0.000%	6/15/37		500	272
Marion & Polk Counties OR School District GO (No. 24J Salem)	5.000%	6/15/39		1,370	1,660
Multnomah County OR GO	4.000%	6/1/27		2,105	2,222
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25		1,175	1,348
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/27		1,355	1,595
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/28		160	188
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36		2,400	2,852
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/38		1,235	1,513
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/23	(Prere.)	8,625	9,835
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27		6,345	7,378
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29		2,450	2,833
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30		665	768
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/31		4,405	5,066
Oregon GO	5.000%	12/1/23		500	569
Oregon GO (Veterans Welfare)	4.700%	6/1/41		370	371
Portland OR Sewer System Revenue	5.000%	6/1/20		1,130	1,134
Portland OR Sewer System Revenue	5.000%	6/1/21		620	647
Portland OR Water System Revenue	5.000%	5/1/32		1,085	1,385
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/43		3,970	4,753

112

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/44		1,310	1,330
Washington County OR GO	3.000%	7/1/34		1,055	1,102
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/28		3,055	3,506
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/32		9,210	10,526
Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36		1,000	1,207
					67,685
Pennsylvania (4.0%)
Allegheny County PA GO	5.000%	11/1/27		1,130	1,372
Allegheny County PA GO	5.000%	11/1/28		1,820	2,203
Allegheny County PA GO	5.000%	11/1/29		120	145
Allegheny County PA GO	5.000%	12/1/37		235	257
Allegheny County PA GO	5.000%	11/1/41		300	351
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20		1,145	1,172
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/22		795	874
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/40	(4)	180	184
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/43		1,000	1,155
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/48		1,000	1,070
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25		335	351
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30		150	156
Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/28		375	463
Coatesville PA School District GO	5.000%	8/1/23	(4)	285	316
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	100	109
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	(Prere.)	1,485	1,613
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/35		100	114
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/21		2,000	2,050
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/26		195	199
Delaware River Port Authority Pennsylvania & New Jersey Revenue	4.500%	1/1/32		240	257
Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	(2)	525	655
Delaware Valley PA Regional Finance Authority Revenue	5.750%	7/1/32		3,350	4,494
Haverford Township PA GO	4.000%	6/1/30		430	492
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43		365	404
Marple Newtown PA School District GO	3.000%	6/1/44		2,250	2,275

113

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/43		1,000	1,080
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/48		1,000	1,073
Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	9/1/49		1,000	1,000
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42		400	418
Northampton County PA General Purpose Authority College Revenue (Lafayette College)	5.000%	11/1/34		225	262
Pennsylvania COP	5.000%	1/15/27		1,100	1,339
Pennsylvania COP	5.000%	7/1/28		400	494
Pennsylvania COP	5.000%	7/1/43		2,000	2,317
Pennsylvania Economic Development Financing Authority Parking System Revenue (Capitol Region Parking System)	6.000%	7/1/53		140	160
Pennsylvania GO	5.000%	7/1/20		1,665	1,677
Pennsylvania GO	5.000%	9/15/20		135	137
Pennsylvania GO	5.000%	1/15/21		2,400	2,468
Pennsylvania GO	5.000%	7/1/21		380	398
Pennsylvania GO	5.000%	7/1/21		275	288
Pennsylvania GO	5.000%	7/1/21		500	524
Pennsylvania GO	5.000%	9/15/21		3,000	3,166
Pennsylvania GO	5.000%	10/15/21		390	413
Pennsylvania GO	5.000%	11/15/21	(Prere.)	390	416
Pennsylvania GO	5.000%	11/15/21	(Prere.)	1,205	1,285
Pennsylvania GO	5.000%	11/15/21	(Prere.)	1,545	1,647
Pennsylvania GO	5.000%	1/15/22		2,000	2,131
Pennsylvania GO	5.000%	3/15/22		1,005	1,077
Pennsylvania GO	5.000%	4/1/22		440	472
Pennsylvania GO	5.000%	6/1/22	(Prere.)	2,110	2,297
Pennsylvania GO	5.000%	6/1/22	(Prere.)	1,400	1,524
Pennsylvania GO	5.000%	6/1/22	(Prere.)	500	544
Pennsylvania GO	5.000%	6/1/22		300	323
Pennsylvania GO	5.000%	6/1/22	(Prere.)	3,185	3,467
Pennsylvania GO	5.000%	7/1/22		3,635	3,923
Pennsylvania GO	5.000%	7/1/22		100	108
Pennsylvania GO	5.000%	9/15/22		1,000	1,086
Pennsylvania GO	5.000%	3/1/23		1,000	1,101
Pennsylvania GO	5.000%	3/15/23		525	579
Pennsylvania GO	5.000%	4/1/23	(Prere.)	770	863
Pennsylvania GO	5.000%	4/1/23	(Prere.)	1,500	1,681
Pennsylvania GO	5.000%	4/1/23	(Prere.)	10,865	12,174
Pennsylvania GO	5.000%	4/1/23	(Prere.)	250	280
Pennsylvania GO	4.000%	7/1/23		140	151
Pennsylvania GO	5.000%	1/15/24		3,010	3,400
Pennsylvania GO	5.000%	6/15/24	(Prere.)	100	117
Pennsylvania GO	5.000%	6/15/24		225	257
Pennsylvania GO	5.000%	7/1/24		350	400

114

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania GO	5.000%	8/15/24		1,000	1,148
Pennsylvania GO	5.000%	9/15/24		1,210	1,387
Pennsylvania GO	5.000%	1/15/25		1,000	1,161
Pennsylvania GO	5.000%	8/15/25		5,760	6,785
Pennsylvania GO	5.000%	9/15/25		1,840	2,152
Pennsylvania GO	5.000%	9/15/25	(4)	1,250	1,495
Pennsylvania GO	5.000%	9/15/25		5,000	5,902
Pennsylvania GO	5.000%	1/1/26		2,000	2,377
Pennsylvania GO	5.000%	3/15/26		920	1,078
Pennsylvania GO	5.000%	8/1/26		225	269
Pennsylvania GO	5.000%	9/15/26		1,150	1,390
Pennsylvania GO	5.000%	9/15/26		2,120	2,534
Pennsylvania GO	5.000%	1/1/27		2,900	3,528
Pennsylvania GO	5.000%	3/15/27		210	244
Pennsylvania GO	5.000%	7/15/27		5,000	6,155
Pennsylvania GO	5.000%	9/15/27		100	119
Pennsylvania GO	5.000%	1/1/28		2,000	2,409
Pennsylvania GO	5.000%	7/15/28		5,000	6,279
Pennsylvania GO	4.000%	10/15/28		100	108
Pennsylvania GO	5.000%	3/15/29		1,160	1,345
Pennsylvania GO	4.000%	6/1/29		1,250	1,313
Pennsylvania GO	5.000%	9/15/29		865	1,031
Pennsylvania GO	4.000%	1/1/30		3,500	3,927
Pennsylvania GO	5.000%	3/15/31		3,665	4,237
Pennsylvania GO	4.000%	6/15/32		395	423
Pennsylvania GO	5.000%	10/15/32		430	481
Pennsylvania GO	5.000%	3/15/33		4,445	5,094
Pennsylvania GO	4.375%	10/15/33		100	107
Pennsylvania GO	4.000%	3/15/34		200	216
Pennsylvania GO	4.000%	9/15/34		735	807
Pennsylvania GO	4.000%	3/1/35		2,000	2,196
Pennsylvania GO	4.000%	3/1/36		4,500	4,935
Pennsylvania GO	5.000%	2/1/39		3,000	3,622
Pennsylvania Higher Educational Facilities Authority Revenue	3.000%	6/15/45		130	122
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.125%	5/1/21	(Prere.)	110	115
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.125%	5/1/36		5	5
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/30		105	105
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42		220	234
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	9/1/45		200	200
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/29	(4)	1,360	1,698
Pennsylvania State University Revenue	5.000%	9/1/42		1,815	2,134
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/22	(Prere.)	145	161

115

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.250%	12/1/23	(Prere.)	50	57
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/34		2,740	3,214
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	0.000%	12/1/38		230	131
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		500	565
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/43		1,000	1,140
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/48		3,305	3,834
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	(Prere.)	300	307
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	360	369
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20	(Prere.)	15	15
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20	(Prere.)	965	991
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	575	590
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	55	56
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20	(Prere.)	100	103
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	90	92
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	115	118
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20	(Prere.)	2,410	2,475
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20	(Prere.)	285	294
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	(Prere.)	225	240
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	(Prere.)	1,045	1,160
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22	(Prere.)	3,405	3,770
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	(Prere.)	760	872
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25		1,200	1,357
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26		300	345
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		170	195
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28		1,005	1,172
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30		250	286
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30		1,515	1,861
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32		1,000	1,141
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/33		150	159
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	(4)	1,075	1,341
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		1,120	1,279
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33		3,100	3,518
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/34		5,000	5,299
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	(4)	145	172
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35		340	365
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36		495	554
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38		5,000	5,760
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38		1,575	1,915
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39		1,130	1,189
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39		1,500	1,656
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39		3,140	3,429
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39		250	273
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		1,695	1,863
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40		4,170	4,631
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41		175	191
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42		5,900	6,495

116

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42		1,970	2,221
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43		240	258
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		730	792
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44		280	304
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	(15)	240	260
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		170	185
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		385	420
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45		1,000	1,085
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		500	543
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46		795	872
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47		2,500	2,771
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47		4,025	4,507
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49		2,905	3,015
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/49		6,525	7,469
Philadelphia PA Airport Revenue	5.250%	6/15/29		125	126
Philadelphia PA Airport Revenue	5.000%	6/15/40		1,700	1,705
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/42		100	101
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42		450	482
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/47		775	823
Philadelphia PA Gas Works Revenue	5.250%	8/1/20	(Prere.)	145	147
Philadelphia PA Gas Works Revenue	5.000%	10/1/24		255	286
Philadelphia PA Gas Works Revenue	4.000%	10/1/35		85	91
Philadelphia PA Gas Works Revenue	5.250%	8/1/40		1,385	1,399
Philadelphia PA Gas Works Revenue	5.000%	8/1/42		1,235	1,382
Philadelphia PA Gas Works Revenue	5.000%	8/1/47		1,500	1,666
Philadelphia PA GO	6.000%	8/1/20	(Prere.)	275	279
Philadelphia PA GO	5.000%	8/1/30	(4)	500	609
Philadelphia PA School District GO	5.000%	9/1/25		455	537
Philadelphia PA School District GO	5.000%	6/1/27	(14)	195	237
Philadelphia PA School District GO	4.000%	9/1/43	(4)	1,060	1,148
Philadelphia PA School District GO	5.000%	9/1/44		2,500	2,950
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36		1,250	1,277
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40		1,200	1,328
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41		1,115	1,137
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43		50	53
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/43		1,000	1,173
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48		1,000	1,166
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/54		4,000	4,683
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking System Revenue	5.000%	2/1/31	(4)	1,100	1,110

117

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburgh PA Water & Sewer Authority Revenue	4.000%	9/1/34	(4)	2,185	2,465
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/44	(4)	2,000	2,385
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/29		300	358
State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	(4)	260	307
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/23	(Prere.)	375	425
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/42	(15)	525	601
Wilkes-Barre PA Area School District GO	4.000%	4/15/54	(15)	1,200	1,288
Wilkes-Barre PA Area School District GO	5.000%	4/15/59	(15)	515	597
					288,180
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/21		2,070	2,160
Rhode Island Commerce Corp. Grant Anticipation Revenue	5.000%	6/15/23		175	195
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/20		770	773
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/24		505	577
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.000%	6/15/28		525	622
Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/40		100	115
					4,442
South Carolina (0.9%)
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24		175	197
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25		2,205	2,483
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27		1,155	1,296
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	4.000%	12/1/28		1,350	1,467
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/30		780	867
Charleston SC Waterworks & Sewer
Capital Improvement Revenue	5.000%	1/1/21	(Prere.)	110	113

118

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Florence SC Water & Sewer Revenue	3.000%	9/1/36		4,495	4,631
Horry County SC School District GO	5.000%	3/1/21		270	279
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22		300	308
South Carolina Public Service Authority Revenue	5.000%	12/1/21		110	116
South Carolina Public Service Authority Revenue	5.000%	12/1/21		620	656
South Carolina Public Service Authority Revenue	5.000%	12/1/21	(ETM)	25	27
South Carolina Public Service Authority Revenue	5.000%	12/1/21		90	95
South Carolina Public Service Authority Revenue	5.000%	12/1/22		5	5
South Carolina Public Service Authority Revenue	5.000%	12/1/23		30	32
South Carolina Public Service Authority Revenue	5.000%	12/1/23		20	22
South Carolina Public Service Authority Revenue	5.000%	12/1/25		70	76
South Carolina Public Service Authority Revenue	5.000%	12/1/26		15	16
South Carolina Public Service Authority Revenue	5.000%	12/1/26		25	27
South Carolina Public Service Authority Revenue	5.000%	12/1/28		200	217
South Carolina Public Service Authority Revenue	5.000%	12/1/28		75	83
South Carolina Public Service Authority Revenue	3.000%	12/1/29	(14)	10	10
South Carolina Public Service Authority Revenue	5.000%	12/1/29		20	21
South Carolina Public Service Authority Revenue	5.000%	12/1/29		10	11
South Carolina Public Service Authority Revenue	5.000%	12/1/29		40	44
South Carolina Public Service Authority Revenue	5.000%	12/1/30		25	27
South Carolina Public Service Authority Revenue	5.000%	12/1/31		535	573
South Carolina Public Service Authority Revenue	5.000%	12/1/31		65	70
South Carolina Public Service Authority Revenue	4.000%	1/1/32		185	185
South Carolina Public Service Authority Revenue	3.125%	12/1/32		45	43
South Carolina Public Service Authority Revenue	4.000%	12/1/32		115	116
South Carolina Public Service Authority Revenue	5.000%	12/1/32		285	310
South Carolina Public Service Authority Revenue	5.000%	12/1/32		40	41
South Carolina Public Service Authority Revenue	5.000%	12/1/32		20	21

119

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	4.375%	12/1/33	80	81
South Carolina Public Service Authority Revenue	5.000%	12/1/33	350	379
South Carolina Public Service Authority Revenue	5.000%	12/1/33	260	283
South Carolina Public Service Authority Revenue	5.000%	12/1/34	10	11
South Carolina Public Service Authority Revenue	5.000%	12/1/34	265	288
South Carolina Public Service Authority Revenue	5.000%	12/1/34	535	578
South Carolina Public Service Authority Revenue	3.250%	12/1/35	80	75
South Carolina Public Service Authority Revenue	5.000%	12/1/35	90	97
South Carolina Public Service Authority Revenue	5.000%	12/1/36	3,370	3,456
South Carolina Public Service Authority Revenue	5.000%	12/1/36	540	580
South Carolina Public Service Authority Revenue	5.000%	12/1/37	570	613
South Carolina Public Service Authority Revenue	5.000%	12/1/37	595	637
South Carolina Public Service Authority Revenue	5.000%	12/1/38	380	396
South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,070	1,115
South Carolina Public Service Authority Revenue	5.000%	12/1/39	280	294
South Carolina Public Service Authority Revenue	5.000%	12/1/43	9,265	9,495
South Carolina Public Service Authority Revenue	5.125%	12/1/43	745	775
South Carolina Public Service Authority Revenue	5.125%	12/1/43	265	276
South Carolina Public Service Authority Revenue	4.000%	12/1/45	20	19
South Carolina Public Service Authority Revenue	4.000%	12/1/45	215	209
South Carolina Public Service Authority Revenue	5.000%	12/1/46	1,770	1,847
South Carolina Public Service Authority Revenue	3.750%	12/1/48	55	51
South Carolina Public Service Authority Revenue	5.000%	12/1/48	5,520	5,705
South Carolina Public Service Authority Revenue	5.000%	12/1/49	9,785	10,153
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,310	5,552
South Carolina Public Service Authority Revenue	5.500%	12/1/53	1,880	1,987
South Carolina Public Service Authority Revenue	5.500%	12/1/54	1,350	1,431

120

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/55		1,825	1,905
South Carolina Public Service Authority Revenue	5.250%	12/1/55		1,060	1,123
South Carolina Public Service Authority Revenue	4.000%	12/1/56		630	596
South Carolina Public Service Authority Revenue	5.000%	12/1/56	(4)	15	16
South Carolina Public Service Authority Revenue	5.000%	12/1/56		365	385
South Carolina Public Service Authority Revenue (Santee Cooper)	5.000%	12/1/30		150	156
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20		275	279
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/24		220	248
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/37	(4)	1,190	1,392
					66,968
Tennessee (0.4%)
Memphis Center City TN Revenue Finance Corp Revenue	5.250%	11/1/21	(Prere.)	770	822
Memphis TN GO	5.000%	4/1/26		7,175	8,467
Memphis-Shelby County TN Airport Authority Revenue	5.000%	4/1/35		500	516
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.000%	5/15/27		500	558
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22		785	852
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/23	(Prere.)	410	455
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24		505	575
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25		110	129
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26		2,275	2,729
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27		720	873
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		1,430	1,604
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33		3,000	3,411
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34		750	839
Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/44		2,500	2,839
Shelby County TN GO	5.000%	3/1/24		690	790
Tennessee GO	5.000%	8/1/21		5,365	5,639
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/40		165	190
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/43		480	517
					31,805

121

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas (10.1%)
Alamo Heights TX Independent School District GO	4.000%	2/1/30		330	377
Alamo TX Community College District GO	4.500%	8/15/33	(14)	25	25
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46		310	346
Aldine TX Independent School District GO	5.000%	2/15/22		1,250	1,340
Alief TX Independent School District GO	4.000%	2/15/30		2,480	2,805
Alief TX Independent School District GO	4.000%	2/15/31		2,580	2,901
Alvin TX Independent School District GO	4.000%	2/15/29		3,415	3,725
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/33		350	393
Austin TX Community College District Public Facilities Corp. Lease Revenue	4.000%	8/1/42		1,000	1,095
Austin TX GO	5.000%	9/1/20		1,250	1,267
Austin TX Independent School District GO	5.000%	8/1/20		1,000	1,010
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37		315	340
Austin TX Water & Wastewater System Revenue	5.000%	11/15/39		535	602
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41		200	209
Austin TX Water & Wastewater System Revenue	5.000%	11/15/42		105	113
Bexar County TX GO	5.000%	6/15/23	(Prere.)	1,460	1,646
Bexar County TX GO	5.000%	6/15/38		1,500	1,712
Bexar County TX GO	5.000%	6/15/43		2,365	2,784
Brownsville TX Utility System Revenue	4.000%	9/1/30		170	184
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/21	(Prere.)	205	212
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21	(Prere.)	275	285
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40		300	318
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43		1,125	1,163
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45		100	106
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46		730	772
Clear Creek TX Independent School District GO PUT	1.450%	8/14/20		130	130
Clint TX Independent School District GO	5.000%	8/15/45		1,565	1,811
Colorado River Municipal Water District Texas Water System Revenue	5.000%	1/1/21	(Prere.)	160	165
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25		350	411
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		455	517
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/27		710	847
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29		1,695	1,968

122

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/44		1,500	1,680
Dallas County TX Community College District GO	4.000%	2/15/28		730	842
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27		100	122
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28		530	662
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28		5,500	6,992
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	(2)	280	368
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	(2)	270	358
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36		3,000	3,433
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41		4,245	4,817
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46		265	300
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48		1,265	1,425
Dallas TX GO	5.000%	2/15/23		3,270	3,592
Dallas TX GO	5.000%	2/15/27		1,840	2,073
Dallas TX GO	5.000%	2/15/28		2,200	2,476
Dallas TX Independent School District GO	5.000%	2/15/22	(Prere.)	385	414
Dallas TX Independent School District GO	5.000%	2/15/22		380	404
Dallas TX Independent School District GO	5.000%	2/15/23		2,050	2,268
Dallas TX Independent School District GO	5.000%	8/15/24		525	608
Dallas TX Independent School District GO	5.000%	8/15/28		1,075	1,240
Dallas TX Independent School District GO	4.000%	2/15/29		5,050	5,630
Dallas TX Independent School District GO	5.000%	8/15/29		175	190
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/23		515	583
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/24		1,605	1,849
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/27		1,850	2,165
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/29		550	656
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30		695	826
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/31		195	231
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/36		105	111
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/37		545	592
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/39		315	320
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/41		50	54
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	395	403

123

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	(Prere.)	9,800	10,011
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23		370	376
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/25		230	242
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28		3,000	3,045
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29		120	122
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30		410	447
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31		925	938
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31		235	257
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33		275	279
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33		1,625	1,772
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/34		1,730	1,752
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		170	172
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35		5,830	5,903
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38		290	306
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43		215	230
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45		1,370	1,415
Denton TX Independent School District GO	5.000%	8/15/48		2,565	3,013
El Paso TX Independent School District GO	4.000%	8/15/48		5,000	5,593
El Paso TX Municipal Drainage Utility System Revenue	4.000%	3/1/29		665	768
Fort Bend County TX GO	5.000%	3/1/28		2,375	2,777
Fort Bend County TX Toll Road Revenue	5.000%	3/1/41		7,045	8,070
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/32		70	75
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/37		580	619
Fort Bend TX Grand Parkway Toll Road Authority Revenue	4.000%	3/1/46		585	607
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29		740	840
Frisco TX Independent School District GO	5.000%	8/15/36		4,455	5,474
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/23	(Prere.)	5,170	5,889
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/23	(Prere.)	16,650	19,106
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43		5,000	5,839
Grand Parkway Transportation Corp. Texas System Toll Revenue	4.000%	10/1/45		3,000	3,188

124

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Grand Parkway Transportation Corp. Texas System Toll Revenue	4.000%	10/1/49		5,000	5,289
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.000%	10/1/50		2,000	1,865
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/32		1,000	1,102
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/34		750	820
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/36		400	434
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	4.000%	11/15/37		375	406
Harris County TX Flood Control District GO	5.000%	10/1/26		2,500	2,878
Harris County TX Flood Control District Revenue	5.000%	10/1/20	(Prere.)	1,840	1,872
Harris County TX GO	5.000%	8/15/22		670	728
Harris County TX GO	5.000%	10/1/23		280	285
Harris County TX GO	5.000%	10/1/24		280	306
Harris County TX GO	5.000%	10/1/24		545	595
Harris County TX GO	5.000%	10/1/26		860	1,029
Harris County TX GO	5.000%	10/1/27		2,590	3,093
Harris County TX GO	5.000%	8/15/28		530	639
Harris County TX GO	5.000%	10/1/28		800	954
Harris County TX GO	5.000%	8/15/30		320	384
Harris County TX Sports Authority Revenue	5.000%	11/15/25	(4)	625	659
Harris County TX Sports Authority Revenue	5.000%	11/15/26	(4)	175	184
Harris County TX Sports Authority Revenue	5.000%	11/15/30		205	205
Harris County TX Sports Authority Revenue	0.000%	11/15/34	(4)	585	332
Harris County TX Sports Authority Revenue	0.000%	11/15/43	(4)	200	73
Harris County TX Toll Road Revenue	5.000%	8/15/23		515	578
Harris County TX Toll Road Revenue	5.000%	8/15/24		1,425	1,646
Harris County TX Toll Road Revenue	5.000%	8/15/29		850	922
Harris County TX Toll Road Revenue	5.000%	8/15/30		150	163
Harris County TX Toll Road Revenue	5.000%	8/15/36		1,075	1,264
Hidalgo County TX GO	4.000%	8/15/43		3,870	4,223
Houston TX Airport System Revenue	5.000%	7/1/26		1,075	1,115
Houston TX Airport System Revenue	5.000%	7/1/29		500	594
Houston TX Community College System GO	5.000%	2/15/33		415	451
Houston TX Community College System GO	5.000%	2/15/34		130	141
Houston TX Community College System GO	5.000%	2/15/43		5,815	6,282
Houston TX GO	5.000%	3/1/22	(Prere.)	225	242
Houston TX GO	5.000%	3/1/22	(Prere.)	225	243
Houston TX GO	5.000%	3/1/23		3,165	3,507
Houston TX GO	5.000%	3/1/25		100	117
Houston TX GO	5.000%	3/1/26		645	776
Houston TX GO	5.000%	3/1/27		2,460	3,029
Houston TX GO	5.000%	3/1/28		300	352
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29		600	591

125

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/31		500	489
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/32		1,030	1,007
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/32		500	489
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/34		500	489
Houston TX Independent School District GO	5.000%	2/15/21		100	103
Houston TX Independent School District GO	5.000%	2/15/21		260	268
Houston TX Independent School District GO	5.000%	2/15/23		1,020	1,128
Houston TX Independent School District GO	5.000%	2/15/24		3,310	3,770
Houston TX Independent School District GO	5.000%	2/15/25		2,540	2,971
Houston TX Independent School District GO	5.000%	2/15/26		1,740	2,088
Houston TX Independent School District GO	5.000%	2/15/27		125	150
Houston TX Independent School District GO	5.000%	2/15/29		195	232
Houston TX Independent School District GO	5.000%	2/15/30		730	868
Houston TX Independent School District GO	5.000%	2/15/31		3,570	4,230
Houston TX Independent School District GO	4.000%	2/15/33		500	564
Houston TX Independent School District GO PUT	2.400%	6/1/21		2,500	2,528
Houston TX Independent School District GO PUT	2.250%	6/1/22		1,000	1,014
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	215	220
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	170	174
Houston TX Utility System Revenue	5.250%	11/15/20	(Prere.)	2,450	2,510
Houston TX Utility System Revenue	5.000%	5/15/21		1,625	1,693
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	400	426
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	750	800
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	100	106
Houston TX Utility System Revenue	5.000%	11/15/21	(Prere.)	175	186
Houston TX Utility System Revenue	5.000%	5/15/22		965	1,043
Houston TX Utility System Revenue	5.000%	5/15/23		170	190
Houston TX Utility System Revenue	5.000%	5/15/24		280	322
Houston TX Utility System Revenue	5.000%	11/15/24		300	350
Houston TX Utility System Revenue	5.000%	5/15/27		610	700
Houston TX Utility System Revenue	5.000%	11/15/30		1,000	1,202
Houston TX Utility System Revenue	5.000%	11/15/33		5,000	5,116
Houston TX Utility System Revenue	5.000%	11/15/35		325	383
Houston TX Utility System Revenue	5.000%	11/15/36		275	324
Houston TX Utility System Revenue	4.000%	11/15/37		60	67
Houston TX Utility System Revenue	5.000%	11/15/39		525	591
Houston TX Utility System Revenue	5.000%	11/15/44		75	84
Houston TX Utility System Revenue	4.000%	11/15/48		3,230	3,527
Houston TX Water & Sewer System Revenue	0.000%	12/1/27	(4)(ETM)	1,395	1,266
Klein TX Independent School District GO	4.000%	8/1/29		1,625	1,815
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	65	67
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	325	336

126

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lake Travis TX Independent School District GO	5.000%	2/15/21	(Prere.)	120	124
Laredo TX Independent School District GO	4.000%	8/1/28		1,640	1,808
Leander TX Independent School District GO	5.000%	8/15/26		440	493
Leander TX Independent School District GO	5.000%	8/15/38		450	522
Leander TX Independent School District GO	5.000%	8/15/40		400	462
Leander TX Independent School District GO	0.000%	8/16/42		1,655	741
Leander TX Independent School District GO	5.000%	8/15/49		2,000	2,323
Lewisville Independent School District	5.000%	8/15/28		1,455	1,721
Lewisville TX Independent School District GO	5.000%	8/15/20		465	471
Lewisville TX Independent School District GO	5.000%	8/15/25		2,740	3,079
Lewisville TX Independent School District GO	4.000%	8/15/26		495	562
Lewisville TX Independent School District GO	4.000%	8/15/27		1,070	1,211
Little Elm TX Independent School District GO	5.000%	8/15/46		3,240	3,844
Lone Star College System Texas Financing Revenue	5.000%	2/15/43		565	581
Lone Star College System Texas GO	5.000%	2/15/24		450	514
Lone Star College System Texas GO	5.000%	8/15/38		35	35
Longview TX Independent School District GO	4.000%	2/15/30		4,480	5,041
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21		1,250	1,252
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35		905	906
Lower Colorado River Authority Texas Revenue	5.000%	5/15/37		1,335	1,422
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39		3,775	4,097
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		665	666
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40		5,000	5,014
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/22		2,215	2,299
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	4.000%	5/15/31		1,250	1,310
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	4.000%	5/15/39		100	104
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40 (4)		100	100
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/40		500	564
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/41		275	285
Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	3.875%	5/15/49		5,000	5,298
Mesquite TX Independent School District GO	5.000%	8/15/32		3,845	4,617

127

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Midland County TX Fresh Water Supply Revenue	5.000%	9/15/22	(Prere.)	440	484
Monahans-Wickett-Pyote TX Independent School District GO	3.000%	2/15/32		1,415	1,491
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/43		2,000	2,037
Montgomery County TX Toll Road Authority Revenue	5.000%	9/15/48		2,000	2,025
New Braunfels TX Utility System Revenue	3.000%	7/1/45		1,000	1,009
New Caney TX Independent School District GO	5.000%	2/15/38		2,500	2,955
North East TX Regional Mobility Authority Revenue	5.000%	1/1/22		600	633
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46		130	131
North Harris County TX Regional Water Authority Revenue	5.000%	12/15/30	(15)	3,395	3,708
North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31		360	410
North Texas Municipal Water District Water System Revenue	3.000%	9/1/33		2,250	2,347
North Texas Tollway Authority System Revenue	5.000%	1/1/24		135	151
North Texas Tollway Authority System Revenue	5.000%	1/1/28		145	167
North Texas Tollway Authority System Revenue	5.000%	1/1/21		455	467
North Texas Tollway Authority System Revenue	5.000%	1/1/21		2,650	2,718
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	4,035	4,174
North Texas Tollway Authority System Revenue	6.000%	1/1/21	(Prere.)	670	693
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	625	660
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	1,790	1,889
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	2,345	2,475
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	170	179
North Texas Tollway Authority System Revenue	5.000%	9/1/21	(Prere.)	125	132
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	205	217
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	220	233
North Texas Tollway Authority System Revenue	5.250%	9/1/21	(Prere.)	265	281
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	10,565	11,219
North Texas Tollway Authority System Revenue	5.500%	9/1/21	(Prere.)	170	181

128

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/22		1,910	2,032
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,000	1,094
North Texas Tollway Authority System Revenue	5.000%	1/1/23		1,500	1,633
North Texas Tollway Authority System Revenue	6.250%	2/1/23		100	100
North Texas Tollway Authority System Revenue	5.000%	1/1/25		1,030	1,123
North Texas Tollway Authority System Revenue	5.000%	1/1/25		2,220	2,483
North Texas Tollway Authority System Revenue	5.000%	1/1/26		1,125	1,250
North Texas Tollway Authority System Revenue	5.000%	1/1/27		2,220	2,461
North Texas Tollway Authority System Revenue	0.000%	1/1/29	(12)	865	723
North Texas Tollway Authority System Revenue	5.000%	1/1/29		1,585	1,819
North Texas Tollway Authority System Revenue	5.000%	1/1/29		2,460	2,785
North Texas Tollway Authority System Revenue	5.000%	1/1/30		375	413
North Texas Tollway Authority System Revenue	5.000%	1/1/30		230	259
North Texas Tollway Authority System Revenue	5.000%	1/1/30		1,000	1,141
North Texas Tollway Authority System Revenue	5.000%	1/1/31		745	817
North Texas Tollway Authority System Revenue	5.000%	1/1/31		2,000	2,271
North Texas Tollway Authority System Revenue	5.000%	1/1/31		1,000	1,135
North Texas Tollway Authority System Revenue	0.000%	1/1/32	(12)	155	117
North Texas Tollway Authority System Revenue	5.000%	1/1/32		1,470	1,638
North Texas Tollway Authority System Revenue	0.000%	1/1/33	(12)	105	76
North Texas Tollway Authority System Revenue	5.000%	1/1/33		250	278
North Texas Tollway Authority System Revenue	0.000%	1/1/34	(12)	725	504
North Texas Tollway Authority System Revenue	5.000%	1/1/34		1,265	1,402
North Texas Tollway Authority System Revenue	0.000%	1/1/35	(12)	200	134
North Texas Tollway Authority System Revenue	4.000%	1/1/35	(4)	250	268
North Texas Tollway Authority System Revenue	5.000%	1/1/35		2,915	3,222
North Texas Tollway Authority System Revenue	0.000%	1/1/36	(12)	8,500	5,460

129

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
North Texas Tollway Authority System Revenue	4.000%	1/1/36		4,350	4,652
North Texas Tollway Authority System Revenue	0.000%	1/1/37	(12)	415	256
North Texas Tollway Authority System Revenue	0.000%	1/1/38	(12)	215	127
North Texas Tollway Authority System Revenue	5.000%	1/1/38		600	659
North Texas Tollway Authority System Revenue	5.000%	1/1/38		2,370	2,509
North Texas Tollway Authority System Revenue	4.000%	1/1/39		215	227
North Texas Tollway Authority System Revenue	5.000%	1/1/39		5,940	6,540
North Texas Tollway Authority System Revenue	5.000%	1/1/40		3,440	3,636
North Texas Tollway Authority System Revenue	5.000%	1/1/40	(4)	640	680
North Texas Tollway Authority System Revenue	5.000%	1/1/42		2,190	2,275
North Texas Tollway Authority System Revenue	4.000%	1/1/43		4,120	4,368
North Texas Tollway Authority System Revenue	5.000%	1/1/43		1,675	1,916
North Texas Tollway Authority System Revenue	5.000%	1/1/43		3,410	3,754
North Texas Tollway Authority System Revenue	4.000%	1/1/44		2,500	2,632
North Texas Tollway Authority System Revenue	5.000%	1/1/45		985	1,071
North Texas Tollway Authority System Revenue	5.000%	1/1/48		800	909
North Texas Tollway Authority System Revenue	5.000%	1/1/48		8,190	8,981
North Texas Tollway Authority System Revenue	4.250%	1/1/49		2,000	2,102
Northside Independent School District Texas GO PUT	2.750%	8/1/23		1,320	1,366
Port Authority of Houston TX GO	5.000%	10/1/39		4,415	4,469
Port of Houston Authority of Harris County Texas Tax Revenue	5.000%	10/1/35		135	137
Red River TX Education Finance Corp. Revenue (Texas Christian University Project)	5.000%	3/15/23	(Prere.)	150	167
Richardson TX Independent School District GO	5.000%	2/15/25		1,385	1,629
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		2,050	2,112
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21		1,220	1,257
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	(ETM)	310	332
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		675	722

130

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22		1,370	1,466
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		490	542
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	(ETM)	1,020	1,132
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23		220	243
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24		2,010	2,307
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25		1,615	1,751
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/25		635	751
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27		720	876
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/29		240	291
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32		210	247
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36		5,000	6,271
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39		535	589
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43		115	123
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44		190	208
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/47		5,270	6,160
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/48		10,250	10,955
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20		1,000	1,012
San Antonio TX Independent School District GO	5.000%	2/15/24		540	618
San Antonio TX Independent School District GO	5.000%	8/15/48		1,975	2,259
San Antonio TX Public Facilities Corp. Lease Revenue	4.000%	9/15/33		195	202
San Antonio TX Public Facilities Corp. Lease Revenue	4.000%	9/15/34		105	109
San Antonio TX Water Revenue	5.000%	5/15/26		705	783
San Antonio TX Water Revenue	5.000%	5/15/33		575	685
San Antonio TX Water Revenue	5.000%	5/15/34		8,000	9,497
San Jacinto TX Community College District GO	4.000%	2/15/41		2,120	2,337
Socorro TX Independent School District GO	5.000%	8/15/21	(Prere.)	1,075	1,133
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	(Prere.)	1,955	2,104
Texas GO	4.000%	8/27/20		7,000	7,077
Texas GO	5.000%	10/1/20		600	611
Texas GO	5.000%	4/1/21		200	208
Texas GO	5.000%	10/1/22		6,000	6,336

131

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas GO	5.000%	10/1/22		610	668
Texas GO	5.000%	10/1/24		1,000	1,144
Texas GO	5.000%	10/1/25		2,010	2,296
Texas GO	5.000%	10/1/26		185	214
Texas GO	5.000%	10/1/26		125	143
Texas GO	5.000%	4/1/27		210	239
Texas GO	5.000%	10/1/27		1,225	1,457
Texas GO	5.000%	10/1/27		360	418
Texas GO	5.000%	10/1/28		140	160
Texas GO	5.000%	10/1/29		340	424
Texas GO	4.000%	10/1/31		425	465
Texas GO	5.000%	10/1/31		510	629
Texas GO	5.000%	10/1/34		1,450	1,633
Texas GO	5.000%	10/1/44		11,530	12,967
Texas Municipal Power Agency Revenue	5.000%	9/1/40		215	217
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40		8,760	8,796
Texas Private Activity Surface Transportation Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34		255	256
Texas State University System Financing System Revenue	5.000%	3/15/21		210	218
Texas State University System Financing System Revenue	5.000%	3/15/27		1,555	1,915
Texas Transportation Commission GO	5.000%	10/1/20		260	265
Texas Transportation Commission GO	5.000%	10/1/21		600	635
Texas Transportation Commission GO	5.000%	4/1/22		1,605	1,729
Texas Transportation Commission GO	5.000%	4/1/23		785	874
Texas Transportation Commission GO	5.000%	10/1/24		2,055	2,394
Texas Transportation Commission GO	5.000%	10/1/25		755	876
Texas Transportation Commission GO	5.000%	4/1/26		640	689
Texas Transportation Commission GO	5.000%	4/1/26		2,225	2,540
Texas Transportation Commission GO	5.000%	10/1/26		825	983
Texas Transportation Commission GO	5.000%	4/1/28		2,260	2,581
Texas Transportation Commission GO	5.000%	4/1/29		200	228
Texas Transportation Commission GO	5.000%	10/1/29		780	923
Texas Transportation Commission GO	5.000%	10/1/30		2,525	2,905
Texas Transportation Commission GO	5.000%	4/1/31		300	340
Texas Transportation Commission GO	5.000%	10/1/31		6,850	8,051
Texas Transportation Commission GO	5.000%	10/1/32		2,000	2,451
Texas Transportation Commission GO	5.000%	10/1/33		840	1,024
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/23		225	255
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/28		2,790	3,308
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34		270	328
Texas Transportation Commission Revenue	5.000%	10/1/20		3,250	3,308
Texas Transportation Commission Revenue	5.000%	4/1/21		2,210	2,294
Texas Transportation Commission Revenue	5.000%	10/1/21		2,020	2,136
Texas Transportation Commission Revenue	5.000%	10/1/21		3,460	3,659
Texas Transportation Commission Revenue	5.000%	8/15/22	(Prere.)	1,033	1,131
Texas Transportation Commission Revenue	5.000%	10/1/22		1,620	1,773
Texas Transportation Commission Revenue	5.000%	4/1/23		3,000	3,337
Texas Transportation Commission Revenue	5.000%	4/1/24		1,790	2,053

132

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Texas Transportation Commission Revenue	5.000%	10/1/24		140	163
Texas Transportation Commission Revenue	5.000%	10/1/24		165	192
Texas Transportation Commission Revenue	5.000%	4/1/25		270	307
Texas Transportation Commission Revenue	5.000%	10/1/25		485	580
Texas Transportation Commission Revenue	5.000%	10/1/25		2,420	2,894
Texas Transportation Commission Revenue	5.000%	10/1/26		875	1,073
Texas Transportation Commission Revenue	5.000%	10/1/30		1,000	1,209
Texas Transportation Commission Revenue	5.000%	4/1/33		1,790	2,028
Texas Transportation Commission Revenue	5.000%	4/1/34		100	113
Texas Transportation Commission Revenue	0.000%	8/1/49		5,750	1,360
Texas Transportation Commission Revenue	0.000%	8/1/50		585	131
Texas Transportation Commission Revenue	0.000%	8/1/51		5,195	1,098
Texas Transportation Commission Revenue	0.000%	8/1/52		5,000	998
Texas Transportation Commission Revenue	0.000%	8/1/53		500	94
Texas Transportation Commission Revenue	5.000%	8/1/57		2,000	2,034
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31		1,425	1,500
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33		1,615	1,689
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34		7,265	7,576
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		780	808
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37		4,625	5,001
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/42		6,400	6,626
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22	(2)	95	91
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/36		725	362
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/37		3,630	1,728
Texas Water Development Board Revenue	5.000%	4/15/25		115	136
Texas Water Development Board Revenue	5.000%	10/15/29		710	845
Texas Water Development Board Revenue	5.000%	10/15/30		195	231
Texas Water Development Board Revenue	5.000%	10/15/31		535	634
Texas Water Development Board Revenue	4.000%	10/15/33		1,000	1,141
Texas Water Development Board Revenue	4.000%	10/15/33		1,000	1,149
Texas Water Development Board Revenue	4.000%	10/15/34		1,985	2,249
Texas Water Development Board Revenue	4.000%	10/15/34		1,500	1,711
Texas Water Development Board Revenue	4.000%	10/15/35		4,135	4,694
Texas Water Development Board Revenue	4.000%	10/15/36		2,000	2,262
Texas Water Development Board Revenue	5.000%	10/15/40		4,385	5,126
Texas Water Development Board Revenue	5.000%	10/15/45		440	511
Texas Water Development Board Revenue	5.000%	10/15/47		5,000	5,894
Texas Water Development Board Revenue	4.000%	10/15/49		3,000	3,339
University of Houston Texas Revenue	5.000%	2/15/29		2,355	2,800
University of Houston Texas Revenue	5.000%	2/15/36		4,540	5,252
University of Texas Permanent University Fund Revenue	5.000%	7/1/24		825	951
University of Texas Permanent University Fund Revenue	5.000%	7/1/27		2,100	2,398

133

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of Texas Permanent University Fund Revenue	5.250%	7/1/30		410	548
University of Texas Permanent University Fund Revenue	4.000%	7/1/41		1,280	1,414
University of Texas Permanent University Fund Revenue	5.000%	7/1/41		300	332
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20		110	111
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		155	163
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21		710	748
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23		140	158
University of Texas System Revenue Financing System Revenue	5.375%	8/15/23		605	689
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		240	278
University of Texas System Revenue Financing System Revenue	5.000%	8/15/24		2,310	2,679
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		595	708
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		445	530
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25		6,300	7,499
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		3,285	4,011
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26		2,980	3,638
University of Texas System Revenue Financing System Revenue	5.000%	8/15/27		815	1,019
University of Texas System Revenue Financing System Revenue	5.000%	8/15/29		2,660	3,439
University of Texas System Revenue Financing System Revenue	5.000%	8/15/43		950	1,030
West Travis County TX Public Utility Agency Revenue	5.000%	8/15/21	(Prere.)	795	838
West Travis County TX Public Utility Agency Revenue	4.000%	8/15/41	(15)	1,000	1,085
Ysleta TX Independent School District GO	4.000%	8/15/30		1,950	2,061
Ysleta TX Independent School District GO	5.000%	8/15/45		5,000	5,742
Ysleta TX Independent School District GO	5.000%	8/15/47		1,550	1,805
					733,012
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/21		9,320	9,737
Jordan UT School District GO	4.000%	6/15/29		2,450	2,738
Salt Lake City UT Airport Revenue	5.000%	7/1/42		150	167
University of Utah Revenue	5.000%	8/1/23	(Prere.)	95	108
University of Utah Revenue	5.000%	8/1/23	(Prere.)	565	641
University of Utah Revenue	5.000%	8/1/32		40	45
University of Utah Revenue	4.000%	8/1/33		400	443

134

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Utah GO	5.000%	7/1/20		1,400	1,410
Utah GO	5.000%	7/1/21	(Prere.)	250	262
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	3,590	4,318
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	275	330
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	2,095	2,520
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	(Prere.)	180	216
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26		160	189
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27		410	481
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28		170	199
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30		4,100	4,500
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32		500	345
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37		120	138
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41		3,765	4,139
					32,926
Vermont (0.0%)
University of Vermont & State Agricultural College GO	4.000%	10/1/40		100	105
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41		200	205
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46		200	204
					514
Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/22		140	153
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	11/1/23		5,750	6,104
Chesapeake Bay VA Bridge & Tunnel
District Revenue	5.000%	7/1/51		500	526
Fairfax County VA GO	5.000%	10/1/23		830	940
Fairfax County VA GO	4.000%	10/1/27		2,460	2,811
Fairfax County VA Public Improvement GO	5.000%	4/1/21		380	394
Fairfax County VA Public Improvement GO	5.000%	4/1/23		125	139
Fairfax County VA Sewer Revenue	5.000%	7/15/24		500	580
Fairfax VA GO	4.000%	1/15/22	(Prere.)	120	127
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22		2,520	2,732
Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/48		2,685	3,174
Richmond VA GO	3.375%	3/1/41		1,450	1,521
Richmond VA Public Utility Revenue	5.000%	1/15/28		140	168
University of Virginia Revenue	5.000%	8/1/21		1,200	1,262
University of Virginia Revenue	5.000%	6/1/23	(Prere.)	400	451
University of Virginia Revenue	5.000%	4/1/44		5,000	5,856
Virginia Beach VA GO	3.000%	7/15/33		4,780	5,011
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	(Prere.)	3,610	4,290
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/28		1,295	1,465

135

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29		2,925	3,643
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31		1,370	1,648
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31		1,550	1,908
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35		295	304
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36		5,000	5,139
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36		2,000	2,185
Virginia Commonwealth Transportation Board Revenue	4.500%	5/15/21	(Prere.)	335	348
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	100	104
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/21	(Prere.)	50	52
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23		250	280
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23		410	464
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27		1,375	1,683
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27		590	721
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/28		200	248
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/29		1,690	2,088
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31		700	763
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/31		1,055	1,274
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32		380	398
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/34		2,520	2,843
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35		250	281
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/36		250	280

136

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Virginia Commonwealth Transportation Board Revenue	3.250%	5/15/43		4,000	4,136
Virginia GO	5.000%	6/1/27		180	213
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	(4)	2,325	2,612
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/27		2,130	2,663
Virginia Public School Authority Revenue	5.000%	8/1/22		445	485
Virginia Public School Authority Revenue	5.000%	8/1/22		90	98
Virginia Public School Authority Revenue	5.000%	8/1/23		860	937
Virginia Public School Authority Revenue	5.000%	8/1/25		545	644
Virginia Public School Authority Revenue	5.000%	8/1/26		310	366
Virginia Public School Authority Revenue	5.000%	8/1/27		520	612
Virginia Public School Authority Revenue	5.000%	8/1/30		4,485	5,723
Virginia Public School Authority School Financing Revenue	5.000%	8/1/20		3,310	3,342
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/31		1,455	1,896
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/33		1,395	1,787
					89,872
Washington (3.1%)
Central Puget Sound WA Region Transit Authority Sales & Use Tax Revenue	5.000%	11/1/35		1,140	1,308
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31		1,360	1,589
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32		5,830	6,779
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36		215	245
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/45		1,400	1,570
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46		1,720	2,442
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/21		1,165	1,220
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/25		710	839
Energy Northwest Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		1,600	1,977
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		1,100	1,107
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20		2,975	2,995
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/21		400	419
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/21		1,525	1,597
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		1,120	1,216
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/29		1,440	1,764
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30		260	297

137

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31		5,855	5,890
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		375	432
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25		100	118
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		1,010	1,094
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26		4,280	4,474
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		570	705
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27		1,405	1,616
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28		1,690	2,088
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28		865	870
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/28		575	694
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		1,045	1,234
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26		1,125	1,359
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27		1,835	2,220
King County WA GO	4.000%	7/1/30		5,725	6,632
King County WA School District No. 411 GO	4.000%	12/1/31		2,205	2,473
King County WA Sewer Revenue	5.000%	7/1/20	(Prere.)	95	96
King County WA Sewer Revenue	5.000%	7/1/20	(Prere.)	30	30
King County WA Sewer Revenue	5.125%	1/1/21	(Prere.)	35	36
King County WA Sewer Revenue	5.125%	1/1/21	(Prere.)	30	31
King County WA Sewer Revenue	4.000%	7/1/33		415	459
King County WA Sewer Revenue	5.000%	7/1/39		3,525	3,890
King County WA Sewer Revenue	5.000%	1/1/52		405	426
Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28		2,990	3,238
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22		1,025	1,072
Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33		250	300
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/39		1,000	1,153
Pierce County WA Sewer Revenue	4.000%	8/1/42		55	57
Port of Seattle WA Revenue	5.000%	2/1/30		640	729
Port of Seattle WA Revenue	5.000%	8/1/30		6,060	6,425
Port of Seattle WA Revenue	5.000%	8/1/31		5,130	5,424
Port of Seattle WA Revenue	5.000%	6/1/40		700	701
Port of Tacoma WA GO	5.000%	12/1/27		2,000	2,453
Seattle WA GO	4.000%	10/1/27		1,230	1,322
Seattle WA GO	4.000%	12/1/27		1,430	1,543
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21	(Prere.)	270	278
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/25		3,000	3,521
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47		500	541

138

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Seattle WA Water System Revenue	4.000%	7/1/47		750	815
Spokane WA GO	4.000%	12/1/31		1,475	1,691
Tacoma WA Electric System Revenue	5.000%	1/1/38		4,355	4,813
University of Washington Biomedical Research Properties Lease Revenue	4.000%	1/1/48		265	280
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21		465	468
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25		125	126
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25		420	455
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27		3,370	3,946
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29		200	233
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31		1,750	1,969
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33		585	648
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41		3,385	3,515
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/21		125	132
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		1,320	1,436
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/22		640	696
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/23		1,755	1,908
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/24		880	957
Washington GO	5.000%	7/1/20		400	403
Washington GO	5.000%	7/1/20		110	111
Washington GO	5.000%	7/1/20		1,360	1,369
Washington GO	5.000%	7/1/20		500	503
Washington GO	5.000%	8/1/20	(Prere.)	1,025	1,036
Washington GO	5.000%	8/1/20	(Prere.)	1,160	1,172
Washington GO	5.000%	1/1/21		150	154
Washington GO	5.250%	2/1/21	(Prere.)	700	724
Washington GO	5.000%	7/1/21		325	340
Washington GO	5.000%	7/1/21		300	314
Washington GO	5.000%	8/1/21		800	841
Washington GO	5.000%	7/1/22		100	108
Washington GO	5.000%	7/1/22		220	230
Washington GO	5.000%	7/1/23		1,360	1,524
Washington GO	5.000%	7/1/23		245	275
Washington GO	5.000%	7/1/23		585	655
Washington GO	5.000%	7/1/23		1,505	1,633
Washington GO	5.000%	8/1/23		300	337
Washington GO	5.000%	7/1/24		125	144
Washington GO	5.000%	7/1/24		695	803
Washington GO	5.000%	7/1/24		475	548
Washington GO	5.000%	7/1/24		135	146
Washington GO	4.000%	7/1/25		1,455	1,542
Washington GO	5.000%	7/1/25		135	151
Washington GO	5.000%	7/1/25		455	494
Washington GO	5.000%	7/1/25		210	246
Washington GO	5.000%	7/1/25		320	380
Washington GO	5.000%	8/1/25		200	238
Washington GO	4.000%	7/1/26		475	478
Washington GO	4.000%	7/1/26		2,710	2,999
Washington GO	5.000%	7/1/26		205	247

139

Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington GO	4.000%	7/1/27		3,840	4,055
Washington GO	4.000%	7/1/27		4,170	4,404
Washington GO	5.000%	7/1/28		215	251
Washington GO	5.000%	7/1/28		625	748
Washington GO	3.000%	7/1/29		275	283
Washington GO	5.000%	7/1/30		10,930	12,685
Washington GO	5.000%	8/1/30		75	83
Washington GO	5.000%	8/1/30		2,010	2,420
Washington GO	5.000%	7/1/31		2,000	2,314
Washington GO	5.000%	7/1/31		2,200	2,546
Washington GO	5.000%	8/1/31		970	1,076
Washington GO	5.000%	8/1/31		470	563
Washington GO	5.000%	7/1/32		2,795	3,222
Washington GO	5.000%	7/1/32		260	306
Washington GO	5.000%	8/1/32		2,000	2,338
Washington GO	5.000%	7/1/33		300	345
Washington GO	5.000%	7/1/33		1,640	1,922
Washington GO	5.000%	8/1/33		175	204
Washington GO	5.000%	8/1/34		165	182
Washington GO	5.000%	8/1/35		1,430	1,499
Washington GO	5.000%	8/1/35		500	601
Washington GO	5.000%	8/1/36		1,125	1,301
Washington GO	5.000%	8/1/37		480	563
Washington GO	5.000%	8/1/37		3,520	4,064
Washington GO	5.000%	2/1/38		1,000	1,109
Washington GO	5.000%	6/1/38		1,000	1,214
Washington GO	5.000%	8/1/38		275	302
Washington GO	5.000%	8/1/39		14,350	16,061
Washington GO	5.000%	8/1/39		500	584
Washington GO	5.000%	8/1/39		3,070	3,529
Washington GO	5.000%	8/1/40		675	775
Washington GO	5.000%	6/1/41		1,000	1,199
Washington GO	5.000%	8/1/43		2,700	3,227
Washington State Convention Center Revenue	5.000%	7/1/48		2,500	2,904
Washington State Convention Center Revenue	5.000%	7/1/48		7,125	7,209
Washington State Convention Center Revenue	5.000%	7/1/58		970	977
Washington State Convention Center Revenue	5.000%	7/1/58		1,425	1,653
Washington State University General Revenue	5.000%	4/1/40		165	183
					226,122
West Virginia (0.1%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/20	(Prere.)	160	161
West Virginia GO	5.000%	12/1/41		1,000	1,200
West Virginia GO	4.000%	12/1/42		1,230	1,329
West Virginia University Revenue	5.000%	10/1/21	(Prere.)	2,825	2,995
West Virginia University Revenue	5.000%	10/1/22	(Prere.)	1,000	1,101
					6,786

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Tax-Exempt Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Wisconsin (0.9%)
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/29		480	555
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/35		905	1,022
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/41		245	273
Public Finance Authority WI Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.000%	3/1/46		645	714
West De Pere WI School District GO	3.000%	4/1/32		2,885	3,070
Wisconsin Center District Tax revenue	5.250%	12/15/27	(4)	210	250
Wisconsin GO	5.000%	5/1/20		100	100
Wisconsin GO	5.000%	11/1/20		680	694
Wisconsin GO	5.000%	5/1/21		160	167
Wisconsin GO	5.000%	11/1/21		100	106
Wisconsin GO	5.000%	5/1/22	(Prere.)	1,680	1,823
Wisconsin GO	5.000%	5/1/22	(Prere.)	90	98
Wisconsin GO	5.000%	11/1/22		250	266
Wisconsin GO	5.000%	5/1/23	(Prere.)	520	584
Wisconsin GO	5.000%	11/1/23		205	232
Wisconsin GO	5.000%	11/1/23		575	636
Wisconsin GO	5.000%	5/1/24		2,685	3,023
Wisconsin GO	5.000%	5/1/25		8,375	9,817
Wisconsin GO	5.000%	5/1/26		75	88
Wisconsin GO	5.000%	11/1/26		105	129
Wisconsin GO	5.000%	5/1/27		2,945	3,442
Wisconsin GO	5.000%	5/1/28		4,250	4,957
Wisconsin GO	5.000%	11/1/28		2,000	2,429
Wisconsin GO	5.000%	5/1/29		1,000	1,114
Wisconsin GO	5.000%	11/1/29		1,345	1,627
Wisconsin GO	5.000%	11/1/31		1,110	1,358
Wisconsin GO	5.000%	11/1/32		3,725	4,530
Wisconsin GO	5.000%	5/1/33		1,750	1,979
Wisconsin GO	5.000%	5/1/34		3,475	4,026
Wisconsin GO	4.000%	11/1/34		1,000	1,133
Wisconsin GO	5.000%	5/1/38		3,810	4,371
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	4.000%	12/1/46		300	319
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/37		670	742
Wisconsin Transportation Revenue	5.000%	7/1/22		140	152
Wisconsin Transportation Revenue	5.000%	7/1/22	(Prere.)	780	852
Wisconsin Transportation Revenue	5.000%	7/1/28		2,795	3,487

141

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Transportation Revenue	5.000%	7/1/29	500	575
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,177
Wisconsin Transportation Revenue	5.000%	7/1/33	1,025	1,170
				64,087
Total Tax-Exempt Municipal Bonds (Cost $7,124,377)				7,159,168

			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[3] Vanguard Municipal Cash Management Fund
(Cost $100,884)	0.264%		1,008,714	100,892
Total Investments (99.8%) (Cost $7,225,261)				7,260,060
Other Assets and Liabilities—Net (0.2%)				12,187
Net Assets (100%)				7,272,247

Cost rounded to $000.

• See Note A in Notes to Financial Statements.

1	Step bond.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	AGM (Assured Guaranty Municipal Corporation).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	AGC (Assured Guaranty Corporation).
(13)	BHAC (Berkshire Hathaway Assurance Corporation).
(14)	NPFG (National Public Finance Guarantee Corporation).
(15)	BAM (Build America Mutual Assurance Company).
(16)	MAC (Municipal Assurance Corporation).
(17)	RAA (Radian Asset Assurance Inc.).
(18)	SBLF (Michigan School Bond Loan Fund).
(19)	TPSF (Texas Permanent School Fund).
(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

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Tax-Exempt Bond Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,124,377)	7,159,168
Affiliated Issuers (Cost $100,884)	100,892
Total Investments in Securities	7,260,060
Investment in Vanguard	360
Receivables for Investment Securities Sold	6,016
Receivables for Accrued Income	89,628
Receivables for Capital Shares Issued	21,521
Total Assets	7,377,585
Liabilities
Due to Custodian	2,387
Payables for Investment Securities Purchased	102,072
Payables for Capital Shares Redeemed	502
Payables for Distributions	144
Payables to Vanguard	233
Total Liabilities	105,338
Net Assets	7,272,247

At April 30, 2020, net assets consisted of:

Paid-in Capital	7,250,149
Total Distributable Earnings (Loss)	22,098
Net Assets	7,272,247

ETF Shares—Net Assets
Applicable to 132,243,291 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,906,104
Net Asset Value Per Share—ETF Shares	$52.22

Admiral Shares—Net Assets
Applicable to 17,552,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	366,143
Net Asset Value Per Share—Admiral Shares	$20.86

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Exempt Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	81,587
Total Income	81,587
Expenses
The Vanguard Group—Note B
Investment Advisory Services	449
Management and Administrative—ETF Shares	1,296
Management and Administrative—Admiral Shares	118
Marketing and Distribution—ETF Shares	241
Marketing and Distribution—Admiral Shares	14
Custodian Fees	15
Shareholders’ Reports—ETF Shares	77
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,212
Net Investment Income	79,375
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(25,220)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(187,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(133,447)

[1]	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $498,000, $23,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
[2]	Includes ($22,921,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,375	121,258
Realized Net Gain (Loss)	(25,220)	4,966
Change in Unrealized Appreciation (Depreciation)	(187,602)	299,367
Net Increase (Decrease) in Net Assets Resulting from Operations	(133,447)	425,591
Distributions[1]
Investor Shares	—	(84)
ETF Shares	(74,915)	(110,795)
Admiral Shares	(3,763)	(6,281)
Total Distributions	(78,678)	(117,160)
Capital Share Transactions
Investor Shares	—	(5,699)
ETF Shares	984,013	2,326,148
Admiral Shares	57,970	99,982
Net Increase (Decrease) from Capital Share Transactions	1,041,983	2,420,431
Total Increase (Decrease)	829,858	2,728,862
Net Assets
Beginning of Period	6,442,389	3,713,527
End of Period	7,272,247	6,442,389

[1]	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares

Six Months						Aug. 21,
	Ended		Year Ended October 31,			2015[1] to
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$53.52	$50.12	$51.65	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	.587[2]	1.262[2]	1.161[2]	1.045[2]	.810	.170
Net Realized and Unrealized Gain (Loss) on Investments[3]	(1.296)	3.380	(1.595)	(.090)	1.343	.255
Total from Investment Operations	(.709)	4.642	(.434)	.955	2.153	.425
Distributions
Dividends from Net Investment Income	(.591)	(1.242)	(1.096)	(.975)	(.813)	(.095)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.591)	(1.242)	(1.096)	(.975)	(.813)	(.095)
Net Asset Value, End of Period	$52.22	$53.52	$50.12	$51.65	$51.67	$50.33

Total Return	-1.35%	9.36%	-0.85%	1.89%	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,906	$6,126	$3,509	$1,885	$550	$60
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.21%	2.41%	2.28%	2.04%	1.71%	1.96%[4]
Portfolio Turnover Rate[5]	5%	18%	22%	18%	8%	1%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculation based on average shares outstanding.
3	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, $.02, and $.00.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares

Six Months						Aug. 25,
	Ended		Year Ended October 31,			2015[1] to
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.38	$20.01	$20.63	$20.65	$20.10	$19.98

Investment Operations

Net Investment Income	.232[2]	.499[2]	.461[2]	.415[2]	.324	.066
Net Realized and Unrealized Gain (Loss) on Investments[3]	(.522)	1.360	(.633)	(.039)	.550	.120
Total from Investment Operations	(.290)	1.859	(.172)	.376	.874	.186
Distributions
Dividends from Net Investment Income	(.230)	(.489)	(.448)	(.396)	(.324)	(.066)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.230)	(.489)	(.448)	(.396)	(.324)	(.066)
Net Asset Value, End of Period	$20.86	$21.38	$20.01	$20.63	$20.65	$20.10

Total Return[4]	-1.38%	9.37%	-0.84%	1.86%	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$316	$200	$134	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%[5]
Ratio of Net Investment Income to Average Net Assets	2.18%	2.38%	2.27%	2.04%	1.71%	1.96%[5]
Portfolio Turnover Rate[6]	5%	18%	22%	18%	8%	1%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculation based on average shares outstanding.
3	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.01, and $.00.
4	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to July 26, 2019, the fund offered Investor Shares. Effective at the close of business on July 26, 2019, the remaining Investor Shares were converted to Admiral Shares.

The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

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Tax-Exempt Bond Index Fund

effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions through February 27, 2020 were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $360,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Tax-Exempt Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	7,159,168	—	7,159,168
Temporary Cash Investments	100,892	—	—	100,892
Total	100,892	7,159,168	—	7,260,060

D. As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,225,261
Gross Unrealized Appreciation	129,896
Gross Unrealized Depreciation	(95,097)
Net Unrealized Appreciation (Depreciation)	34,799

E. During the six months ended April 30, 2020, the fund purchased $2,279,030,000 of investment securities and sold $1,223,543,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,319,421,000 and $874,430,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Tax-Exempt Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
		April 30, 2020	October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	—	—	1,924	187
Issued in Lieu of Cash Distributions	—	—	71	7
Redeemed[2]	—	—	(7,694)	(728)
Net Increase (Decrease)—Investor Shares	—	—	(5,699)	(534)
ETF Shares
Issued[1]	1,882,748	35,178	2,336,368	44,661
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(898,735)	(17,400)	(10,220)	(200)
Net Increase (Decrease)—ETF Shares	984,013	17,778	2,326,148	44,461
Admiral Shares
Issued[1,2]	164,759	7,803	154,545	7,439
Issued in Lieu of Cash Distributions	3,048	142	5,176	247
Redeemed	(109,837)	(5,177)	(59,739)	(2,879)
Net Increase (Decrease)—Admiral Shares	57,970	2,768	99,982	4,807

1	Includes purchase fees for fiscal 2020 and 2019 of $379,000 and $369,000, respectively (fund totals).

2	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 652,000 and 20,000 shares, respectively, in the amount of $6,918,000 from the conversion during the year ended October 31, 2019.

G. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

152

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2015, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

153

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

154

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Tax-Exempt Bond Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

155

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q14912 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD MUNICIPAL BOND FUNDS

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.